UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 62.5%
	Automobiles & Components - 0.6%
59,974	Daimler AG	$4,151,049
13,158	Renault S.A.	1,156,314

		5,307,363

	Banks - 7.3%
44,364	Aareal Bank AG	2,038,780
43,161	ABN Amro Group N.V.(1)	1,194,522
485,340	Bank of America Corp.	14,987,299
62,209	BNP Paribas S.A.	4,035,486
195,390	Citigroup, Inc.	14,046,587
268,162	ING Groep N.V.	4,099,325
804,273	Intesa Sanpaolo S.p.A.	2,464,804
157,740	JP Morgan Chase & Co.	18,132,213
56,830	PNC Financial Services Group, Inc.	8,230,689
55,406	Societe Generale S.A.	2,470,995

		71,700,700

	Capital Goods - 1.9%
70,633	Bouygues S.A.	3,101,807
54,900	Caterpillar, Inc.	7,894,620
77,680	Ingersoll-Rand plc	7,652,257

		18,648,684

	Commercial & Professional Services - 0.2%
32,799	Randstad N.V.	2,075,786

	Consumer Durables & Apparel - 0.9%
120,780	Newell Brands, Inc.	3,163,228
73,170	NIKE, Inc. Class B	5,627,505

		8,790,733

	Consumer Services - 1.3%
91,593	Hilton Worldwide Holdings, Inc.	7,204,705
103,120	Norwegian Cruise Line Holdings Ltd.*	5,159,094

		12,363,799

	Energy - 10.9%
155,122	BP plc ADR	6,994,451
106,250	Chevron Corp.	13,416,187
101,521	ConocoPhillips	7,326,770
206,874	Eni S.p.A.	3,982,022
191,545	Eni S.p.A. ADR	7,405,130
73,140	EOG Resources, Inc.	9,430,672
179,506	Equinor ASA ADR	4,749,729
65,970	Exxon Mobil Corp.	5,377,215
124,600	Halliburton Co.	5,285,532
56,290	Occidental Petroleum Corp.	4,724,420
28,670	Pioneer Natural Resources Co.	5,426,371
97,878	Repsol S.A.	1,941,407
102,159	Royal Dutch Shell plc Class A, ADR	6,984,611
105,550	Schlumberger Ltd.	7,126,736
171,820	Suncor Energy, Inc.	7,240,495
62,904	Total S.A.	4,102,932
77,590	Total S.A. ADR	5,062,747

		106,577,427

	Food & Staples Retailing - 0.1%
18,372	Kesko Oyj Class B	1,031,744

	Health Care Equipment & Services - 4.8%
172,260	Boston Scientific Corp.*	5,789,659
168,310	Koninklijke Philips N.V.	7,388,733
135,092	Medtronic plc	12,189,351
58,560	UnitedHealth Group, Inc.	14,828,563

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

56,930	Universal Health Services, Inc. Class B	$6,951,153

		47,147,459

	Insurance - 1.6%
186,362	Aegon N.V.	1,228,506
30,214	Ageas	1,620,533
20,004	ASR Nederland N.V.	894,909
157,514	AXA S.A.	3,968,906
67,109	CNP Assurances	1,567,141
371,716	Mapfre S.A.	1,166,576
37,466	NN Group N.V.	1,655,141
84,463	Unum Group	3,355,715

		15,457,427

	Materials - 0.2%
53,981	UPM-Kymmene Oyj	1,914,848

	Media - 2.0%
345,480	Comcast Corp. Class A	12,361,274
259,100	Viacom, Inc. Class B	7,526,855

		19,888,129

	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
50,610	Allergan plc	9,316,795
211,520	AstraZeneca plc ADR	8,276,778
181,600	Bristol-Myers Squibb Co.	10,669,000
53,860	Eisai Co., Ltd.	4,636,923
118,600	Eli Lilly & Co.	11,718,866
40,740	Nektar Therapeutics*	2,142,924
118,958	Novartis AG	9,983,159
33,456	Roche Holding AG	8,218,343
48,082	Sanofi	4,182,956
30,990	Vertex Pharmaceuticals, Inc.*	5,424,799

		74,570,543

	Real Estate - 0.6%
163,853	Castellum AB	2,955,600
9,151	Gecina S.A. REIT	1,558,814
40,598	Klepierre S.A. REIT	1,528,964

		6,043,378

	Retailing - 1.9%
2,006,600	Allstar Co.*(1)(2)(3)(4)	1,023,366
3,250	Booking Holdings, Inc.*	6,593,340
100,470	TJX Cos., Inc.	9,771,712
13,296	Tory Burch LLC*(1)(2)(3)(4)	773,827

		18,162,245

	Semiconductors & Semiconductor Equipment - 1.2%
189,670	Intel Corp.	9,123,127
335,891	Taiwan Semiconductor Manufacturing Co., Ltd.	2,685,686

		11,808,813

	Software & Services - 10.9%
20,505	Adobe Systems, Inc.*	5,017,163
12,771	Alibaba Group Holding Ltd. ADR*	2,391,114
41,700	Alliance Data Systems Corp.	9,377,496
21,342	Alphabet, Inc. Class C*	25,978,763
120,317	Cognizant Technology Solutions Corp. Class A	9,805,835
39,625	Electronic Arts, Inc.*	5,101,719
328,485	Microsoft Corp.	34,845,689
480,000	Nexon Co., Ltd.*	6,916,162
47,511	Tencent Holdings Ltd.	2,162,433
24,800	WEX, Inc.*	4,707,536

		106,303,910

	Technology Hardware & Equipment - 4.2%
103,100	Apple, Inc.	19,618,899
213,256	Catcher Technology Co., Ltd.	2,626,790

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

221,892	Cisco Systems, Inc.	$9,383,813
121,920	NetApp, Inc.	9,451,238

		41,080,740

	Telecommunication Services - 0.8%
231,256	Orange S.A.	3,940,996
4,325	Swisscom AG	2,030,568
334,775	Telia Co. AB	1,608,865

		7,580,429

	Transportation - 1.5%
12,897	Aena SME S.A.(1)	2,341,766
84,130	Union Pacific Corp.	12,610,246

		14,952,012

	Utilities - 2.0%
68,998	Endesa S.A.	1,595,550
149,119	Italgas S.p.A.	857,721
42,287	Naturgy Energy Group S.A.	1,145,505
95,280	NextEra Energy, Inc.	15,963,211

		19,561,987

	Total Common Stocks (cost $477,460,645)	$610,968,156

Asset & Commercial Mortgage Backed Securities - 3.7%
	Asset-Backed - Automobile - 0.7%
	AmeriCredit Automobile Receivables Trust
$ 35,063	1.51%, 05/18/2020	35,011
84,959	1.65%, 09/18/2020	84,723
	ARI Fleet Lease Trust
101,567	1.91%, 04/15/2026(1)	100,977
260,000	2.55%, 10/15/2026(1)	258,482
260,000	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(1)	257,444
	Chesapeake Funding LLC
435,155	1.91%, 08/15/2029(1)	429,721
305,541	1 mo. USD LIBOR + 0.45%, 2.52%, 05/15/2029(1)(5)	305,568
338,974	1 mo. USD LIBOR + 1.000%, 3.07%, 06/15/2028(1)(5)	340,090
	Enterprise Fleet Financing LLC
289,233	1.97%, 01/20/2023(1)	286,945
430,000	2.13%, 05/22/2023(1)	425,583
	First Investors Auto Owner Trust
42,463	1.69%, 04/15/2021(1)	42,317
81,722	1.86%, 10/15/2021(1)	81,328
278,769	2.00%, 03/15/2022(1)	277,113
41,365	2.39%, 11/16/2020(1)	41,348
890,000	Hyundai Auto Lease Securitization Trust 2.55%, 08/17/2020(1)	888,173
515,000	Mercedes-Benz Master Owner Trust 1 mo. USD LIBOR + 0.300%, 2.37%, 05/16/2021(1)(5)	515,677
260,000	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(1)	258,096
	Securitized Term Auto Receivables Trust
315,550	1.52%, 03/25/2020(1)	314,121
395,181	1.89%, 08/25/2020(1)	393,290
215,000	2.04%, 04/26/2021(1)	212,056
508,063	United Auto Credit Securitization Trust 2.40%, 11/12/2019(1)	507,583
	Westlake Automobile Receivables Trust
69,393	1.78%, 04/15/2020(1)	69,322
918,725	2.24%, 12/15/2020(1)	915,811
244,443	Wheels SPV LLC 1.88%, 04/20/2026(1)	242,241

		7,283,020

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Asset-Backed - Finance & Insurance - 2.0%
$ 1,009,339	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(6)	$987,321
745,000	ALM VI Ltd. 3 mo. USD LIBOR + 1.400%, 3.75%, 07/15/2026(1)(5)	744,092
1,345,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 3.64%, 01/16/2030(1)(5)	1,341,050
507,289	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(6)	503,714
	Bayview Opportunity Master Fund Trust
243,526	3.50%, 01/28/2055(1)(6)	242,120
327,795	3.50%, 06/28/2057(1)(6)	325,813
227,155	4.00%, 11/28/2053(1)(6)	228,291
279,461	4.00%, 10/28/2064(1)(6)	280,662
650,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.600%, 3.94%, 10/15/2026(1)(5)	649,340
1,500,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.050%, 3.16%, 04/24/2030(1)(5)	1,491,507
	Ford Credit Floorplan Master Owner Trust
990,000	1.75%, 07/15/2021	978,288
100,000	2.09%, 03/15/2022(1)	98,457
	GreatAmerica Leasing Receivables Funding LLC
330,000	2.36%, 01/20/2023(1)	325,065
190,000	2.60%, 06/15/2021(1)	188,259
160,000	2.83%, 06/17/2024(1)	158,111
	KKR CLO Ltd.
1,055,000	3 mo. USD LIBOR + 1.340%, 3.68%, 04/15/2029(1)(5)	1,058,434
605,000	3 mo. USD LIBOR + 1.490%, 3.84%, 01/20/2029(1)(5)	606,950
	Madison Park Funding Ltd.
855,000	3 mo. USD LIBOR + 0.750%, 3.09%, 04/15/2029(1)(5)	843,898
1,300,000	3 mo. USD LIBOR + 1.120%, 3.47%, 07/20/2026(1)(5)	1,300,256
1,090,000	Magnetite VII Ltd. 3 mo. USD LIBOR + 0.800%, 3.14%, 01/15/2028(1)(5)	1,077,408
	MMAF Equipment Finance LLC
104,847	1.73%, 05/18/2020(1)	104,559
240,000	2.21%, 10/17/2022(1)	235,205
295,000	2.21%, 12/15/2032(1)	282,759
	Nationstar HECM Loan Trust
88,379	1.97%, 05/25/2027(1)	88,158
109,552	2.04%, 09/25/2027(1)(6)	109,125
201,218	2.76%, 02/25/2028(1)(2)(3)(4)(6)	201,218
885,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 3.47%, 11/18/2026(1)(5)	884,635
	OneMain Financial Issuance Trust
136,000	2.37%, 09/14/2032(1)	133,248
120,000	3.66%, 02/20/2029(1)	120,645
143,571	4.10%, 03/20/2028(1)	144,366
310,000	SBA Tower Trust 2.90%, 10/15/2044(1)(7)	307,906
406,112	SoFi Consumer Loan Program LLC 2.93%, 04/26/2027(1)	405,687
	Springleaf Funding Trust
330,000	2.90%, 11/15/2029(1)	328,787
213,375	3.16%, 11/15/2024(1)	213,262
170,000	3.48%, 05/15/2028(1)	169,997
600,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(1)	601,969
	Towd Point Mortgage Trust
376,835	2.75%, 10/25/2056(1)(6)	369,190
131,575	2.75%, 04/25/2057(1)(6)	128,979
438,718	2.75%, 06/25/2057(1)(6)	426,942
166,368	3.00%, 01/25/2058(1)(6)	163,247
328,625	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(1)	327,486

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 190,000	Volvo Financial Equipment LLC 1.92%, 03/15/2021(1)	$188,217

		19,364,623

	Asset-Backed - Rec Vehicle Loan - 0.1%
745,000	OneMain Direct Auto Receivables Trust 3.43%, 12/16/2024(1)	744,830

	Commercial Mortgage - Backed Securities - 0.6%
365,000	CD Commercial Mortgage Trust 3.51%, 05/10/2050(6)	358,493
95,000	Citigroup Commercial Mortgage Trust 3.82%, 11/10/2048	95,799
525,000	Commercial Mortgage Trust 3.18%, 02/10/2048	512,610
	CSAIL Commercial Mortgage Trust
950,000	3.50%, 06/15/2057	938,096
1,000,000	3.51%, 04/15/2050	993,166
785,000	CSMC Trust 2.76%, 04/05/2033(1)	772,052
	FREMF Mortgage Trust
95,000	3.15%, 04/25/2046(1)(6)	94,790
150,000	3.36%, 05/25/2045(1)(6)	150,138
215,000	5.50%, 04/25/2020(1)(6)	222,140
210,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	212,677
900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	880,943
400,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(6)	384,380

		5,615,284

	Whole Loan Collateral CMO - 0.3%
185,989	Angel Oak Mortgage Trust LLC 2.71%, 11/25/2047(1)(6)	184,503
345,187	COLT Mortgage Loan Trust 2.93%, 02/25/2048(1)(6)	343,589
	Deephaven Residential Mortgage Trust
206,059	2.45%, 06/25/2047(1)(6)	203,501
200,131	2.58%, 10/25/2047(1)(6)	198,619
77,453	2.73%, 12/26/2046(1)(6)	77,080
326,947	2.98%, 12/25/2057(1)(6)	324,586
161,212	Finance of America Structured Securities Trust 2.32%, 11/25/2027(1)(6)	160,965
317,630	MetLife Securitization Trust 3.00%, 04/25/2055(1)(6)	311,104
	Mill City Mortgage Loan Trust
110,812	2.50%, 04/25/2057(1)(6)	108,216
368,013	2.75%, 01/25/2061(1)(6)	359,927
409,776	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(1)(6)	412,054
256,037	Towd Point Mortgage Trust 2.25%, 04/25/2056(1)(6)	249,788
90,000	Wells Fargo Commercial Mortgage Trust 3.84%, 09/15/2058	90,929

		3,024,861

	Total Asset & Commercial Mortgage Backed Securities (cost $36,630,967)	$36,032,618

Corporate Bonds - 22.0%
	Aerospace/Defense - 0.2%
600,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	593,026
970,000	General Dynamics Corp. 2.88%, 05/11/2020	968,643
	Lockheed Martin Corp.
115,000	2.50%, 11/23/2020	113,512

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 400,000	4.07%, 12/15/2042	$392,810
140,000	4.50%, 05/15/2036	147,025
135,000	4.85%, 09/15/2041	143,704

		2,358,720

	Agriculture - 0.4%
	Altria Group, Inc.
140,000	4.50%, 05/02/2043	135,042
420,000	4.75%, 05/05/2021	436,479
1,305,000	BAT Capital Corp. 3.56%, 08/15/2027(1)	1,234,133
	BAT International Finance plc
160,000	2.75%, 06/15/2020(1)	158,473
565,000	3.25%, 06/07/2022(1)	553,611
65,000	3.50%, 06/15/2022(1)	64,357
1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,240,353
	Philip Morris International, Inc.
300,000	2.63%, 03/06/2023	287,923
80,000	4.88%, 11/15/2043	83,612

		4,193,983

	Airlines - 0.1%
529,523	Continental Airlines, Inc. 5.98%, 10/19/2023	558,911
390,493	Southwest Airlines Co. 6.15%, 02/01/2024	412,494
70,000	United Airlines Class B Pass Through Trust 4.60%, 09/01/2027	70,030

		1,041,435

	Apparel - 0.1%
825,000	Hanesbrands, Inc. 4.63%, 05/15/2024(1)	802,312

	Auto Manufacturers - 0.6%
	Daimler Finance North America LLC
600,000	2.20%, 05/05/2020(1)	588,534
580,000	2.30%, 02/12/2021(1)	563,405
1,725,000	Fiat Chrysler Automobiles N.V. 4.50%, 04/15/2020	1,746,563
205,000	Ford Motor Co. 4.35%, 12/08/2026	197,767
1,675,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	1,587,649
	General Motors Financial Co., Inc.
1,375,000	3.70%, 05/09/2023	1,346,746
335,000	3.95%, 04/13/2024	328,035

		6,358,699

	Auto Parts & Equipment - 0.0%
475,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	442,937

	Beverages - 0.2%
	Anheuser-Busch InBev Finance, Inc.
370,000	3.65%, 02/01/2026	363,239
105,000	4.70%, 02/01/2036	108,445
270,000	4.90%, 02/01/2046	281,769
	Anheuser-Busch InBev Worldwide, Inc.
540,000	3.50%, 01/12/2024	538,103
115,000	3.75%, 07/15/2042	102,564
105,000	4.38%, 04/15/2038	104,174
	Coca-Cola Femsa S.A.B. de C.V.
100,000	2.38%, 11/26/2018	100,009
250,000	3.88%, 11/26/2023	251,750
	Molson Coors Brewing Co.
180,000	3.50%, 05/01/2022	178,948

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 40,000	5.00%, 05/01/2042	$40,947

		2,069,948

	Biotechnology - 0.2%
1,425,000	Amgen, Inc. 2.65%, 05/11/2022	1,384,953
320,000	Biogen, Inc. 2.90%, 09/15/2020	318,543
	Celgene Corp.
55,000	2.25%, 05/15/2019	54,776
180,000	3.55%, 08/15/2022	179,206
375,000	3.63%, 05/15/2024	369,123
120,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	118,745

		2,425,346

	Chemicals - 0.4%
1,350,000	CF Industries, Inc. 3.45%, 06/01/2023(8)	1,292,625
1,120,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	1,129,263
425,000	LYB International Finance B.V. 3.50%, 03/02/2027	402,738
800,000	Nutrien Ltd. 3.15%, 10/01/2022	778,262
425,000	Olin Corp. 5.13%, 09/15/2027	416,500

		4,019,388

	Commercial Banks - 4.7%
	Banco Santander S.A.
400,000	3.13%, 02/23/2023	382,456
400,000	3.85%, 04/12/2023	395,723
	Bank of America Corp.
740,000	2.63%, 10/19/2020	731,442
1,181,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(5)	1,110,646
450,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(5)	427,975
635,000	4.00%, 04/01/2024	640,896
750,000	4.20%, 08/26/2024	753,513
	Bank of New York Mellon Corp.
440,000	2.15%, 02/24/2020	434,588
200,000	3.00%, 02/24/2025	192,404
700,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(1)	690,222
815,000	Barclays plc 3.20%, 08/10/2021	798,746
695,000	BB&T Corp. 3.20%, 09/03/2021	691,259
	BNP Paribas S.A.
425,000	2.40%, 12/12/2018	424,810
390,000	2.95%, 05/23/2022(1)	379,334
405,000	3.38%, 01/09/2025(1)	384,478
935,000	3.50%, 11/16/2027(1)	874,541
	BPCE S.A.
375,000	2.50%, 12/10/2018	374,861
250,000	3.00%, 05/22/2022(1)	242,380
800,000	3.50%, 10/23/2027(1)	739,710
725,000	5.15%, 07/21/2024(1)	741,492
1,200,000	5.70%, 10/22/2023(1)	1,255,226
	Capital One Financial Corp.
615,000	3.75%, 04/24/2024	603,716
165,000	4.20%, 10/29/2025	161,706
	Citigroup, Inc.
255,000	2.50%, 07/29/2019	254,245
1,000,000	3 mo. USD LIBOR + 0.950%, 2.88%, 07/24/2023(5)	966,720
170,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(5)	160,029
925,000	4.45%, 09/29/2027	914,496

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 108,000	5.30%, 05/06/2044	$112,592
59,000	8.13%, 07/15/2039	85,341
500,000	Citizens Bank NA 2.55%, 05/13/2021	486,671
675,000	Compass Bank 2.75%, 09/29/2019	671,429
	Credit Agricole S.A.
360,000	3.25%, 10/04/2024(1)	340,876
250,000	3.75%, 04/24/2023(1)	245,966
500,000	4.38%, 03/17/2025(1)	489,825
	Credit Suisse AG
250,000	2.30%, 05/28/2019	249,104
335,000	3.63%, 09/09/2024	331,353
	Credit Suisse Group AG
850,000	3.57%, 01/09/2023(1)	837,151
250,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(1)(5)	239,224
950,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	945,430
	Deutsche Bank AG
700,000	2.70%, 07/13/2020	684,096
425,000	3.15%, 01/22/2021	414,890
670,000	4.25%, 10/14/2021	669,222
250,000	Discover Bank 3.10%, 06/04/2020	248,887
450,000	Fifth Third Bancorp 2.88%, 10/01/2021	443,031
	Goldman Sachs Group, Inc.
530,000	3 mo. USD LIBOR + 1.201%, 3.27%, 09/29/2025(5)	506,332
1,325,000	4.25%, 10/21/2025	1,316,103
470,000	6.25%, 02/01/2041	567,040
	HSBC Holdings plc
290,000	3.40%, 03/08/2021	290,014
1,755,000	3.60%, 05/25/2023	1,744,499
200,000	3 mo. USD LIBOR + 1.546%, 4.04%, 03/13/2028(5)	196,274
225,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(5)	228,391
	Huntington National Bank
535,000	2.20%, 11/06/2018	534,757
580,000	2.40%, 04/01/2020	571,628
720,000	ING Groep N.V. 3.95%, 03/29/2027	708,401
	JP Morgan Chase & Co.
650,000	3.25%, 09/23/2022	645,493
180,000	3.38%, 05/01/2023	175,883
230,000	5.40%, 01/06/2042	258,555
100,000	6.30%, 04/23/2019	102,610
550,000	Korea Development Bank 2.50%, 03/11/2020	542,227
100,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(1)	98,624
920,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.330%, 4.15%, 03/27/2024(1)(5)	912,508
	Morgan Stanley
425,000	2.50%, 01/24/2019	424,977
320,000	3.13%, 07/27/2026	298,613
550,000	3.63%, 01/20/2027	528,367
875,000	3.70%, 10/23/2024	865,541
575,000	4.10%, 05/22/2023	577,569
550,000	5.75%, 01/25/2021	579,885
125,000	National City Corp. 6.88%, 05/15/2019	128,942
1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	1,723,738
625,000	PNC Bank NA 3.10%, 10/25/2027	590,276
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	198,551

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,095,000	3.70%, 03/28/2022	$1,086,691
640,000	Santander UK plc 2.50%, 03/14/2019	639,538
575,000	Skandinaviska Enskilda Banken AB 2.45%, 05/27/2020(1)	566,561
615,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	601,309
200,000	SunTrust Bank 3.30%, 05/15/2026	188,234
410,000	Synchrony Bank 3.65%, 05/24/2021	406,094
165,000	U.S. Bancorp 3.70%, 01/30/2024	165,574
540,000	UBS AG 2.20%, 06/08/2020(1)	529,123
	UBS Group Funding Switzerland AG
785,000	2.95%, 09/24/2020(1)	777,360
550,000	3.00%, 04/15/2021(1)	543,218
1,794,000	Wells Fargo & Co. 4.48%, 01/16/2024	1,833,868

		45,876,070

	Commercial Services - 0.6%
725,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023(8)	714,125
	Catholic Health Initiatives
155,000	2.60%, 08/01/2018	155,000
597,000	2.95%, 11/01/2022	576,328
70,000	4.35%, 11/01/2042	65,299
	ERAC USA Finance LLC
140,000	2.35%, 10/15/2019(1)	138,750
510,000	4.50%, 08/16/2021(1)	523,488
550,000	5.63%, 03/15/2042(1)	599,998
775,000	Service Corp. International 5.38%, 05/15/2024	784,688
730,000	Total System Services, Inc. 3.80%, 04/01/2021	733,359
1,350,000	United Rentals North America, Inc. 5.75%, 11/15/2024	1,380,375

		5,671,410

	Construction Materials - 0.0%
475,000	American Woodmark Corp. 4.88%, 03/15/2026(1)	452,437

	Distribution/Wholesale - 0.1%
525,000	American Builders & Contractors Supply Co., Inc. 5.88%, 05/15/2026(1)	523,031

	Diversified Financial Services - 0.7%
	Capital One Bank USA NA
345,000	2.15%, 11/21/2018	344,610
700,000	3.38%, 02/15/2023	682,250
575,000	CDP Financial, Inc. 4.40%, 11/25/2019(1)	586,508
655,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	654,087
1,525,000	Navient Corp. 5.50%, 01/25/2023	1,490,687
1,575,000	Springleaf Finance Corp. 6.00%, 06/01/2020	1,622,250
	Synchrony Financial
130,000	2.60%, 01/15/2019	129,843
490,000	2.70%, 02/03/2020	483,595
400,000	3.00%, 08/15/2019	399,408

		6,393,238

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Electric - 2.1%
$ 1,410,000	American Electric Power Co., Inc. 3.20%, 11/13/2027	$1,314,276
335,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	340,472
1,230,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,168,171
	Dominion Energy, Inc.
559,000	3.63%, 12/01/2024	544,438
510,000	4.10%, 04/01/2021(7)	516,473
320,000	2.96%, 07/01/2019(7)	320,179
275,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	341,258
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	95,324
550,000	3.05%, 08/15/2022	540,386
2,025,000	Dynegy, Inc. 7.63%, 11/01/2024	2,169,889
	Electricite de France S.A.
85,000	4.88%, 01/22/2044(1)	85,756
525,000	10 year USD Swap + 3.041%, 5.63%, 01/22/2024(1)(5)(9)	519,487
110,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	107,363
190,000	Entergy Corp. 2.95%, 09/01/2026	174,206
360,000	Eversource Energy 2.90%, 10/01/2024	340,984
505,000	Fortis, Inc. 3.06%, 10/04/2026	462,593
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	536,598
205,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	178,862
555,000	NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/2027	535,468
550,000	NRG Energy, Inc. 6.63%, 01/15/2027	566,500
550,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	590,146
	Oncor Electric Delivery Co. LLC
115,000	2.95%, 04/01/2025	110,022
340,000	4.10%, 06/01/2022	347,598
	Pacific Gas & Electric Co.
135,000	3.85%, 11/15/2023	132,617
17,000	4.30%, 03/15/2045	15,518
20,000	4.75%, 02/15/2044	19,207
380,000	5.13%, 11/15/2043	379,529
475,000	5.40%, 01/15/2040	487,265
346,000	5.80%, 03/01/2037	369,144
100,000	6.05%, 03/01/2034	110,181
85,000	6.25%, 03/01/2039	94,947
20,000	6.35%, 02/15/2038	21,933
	SCANA Corp.
631,000	4.13%, 02/01/2022	623,400
1,085,000	4.75%, 05/15/2021(8)	1,094,473
1,110,000	6.25%, 04/01/2020	1,142,301
	South Carolina Electric & Gas Co.
50,000	4.35%, 02/01/2042	48,375
105,000	4.60%, 06/15/2043	105,387
370,000	6.05%, 01/15/2038	420,805
750,000	Southern California Edison Co. 5.55%, 01/15/2037	841,838
	Southern Co.
575,000	2.75%, 06/15/2020	569,992
605,000	2.95%, 07/01/2023	586,392

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	State Grid Overseas Investment Ltd.
$ 380,000	2.75%, 05/07/2019(1)	$378,700
520,000	2.75%, 05/04/2022(1)	503,101
520,000	3.50%, 05/04/2027(1)(8)	496,247

		20,347,801

	Electrical Components & Equipment - 0.1%
600,000	WESCO Distribution, Inc. 5.38%, 06/15/2024	589,500

	Engineering & Construction - 0.1%
505,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	453,116
	SBA Tower Trust
355,000	2.88%, 07/10/2046(1)	347,041
300,000	3.45%, 03/15/2048(1)	295,964

		1,096,121

	Food - 0.6%
	Kraft Heinz Foods Co.
840,000	3.00%, 06/01/2026	769,848
485,000	4.00%, 06/15/2023	486,778
520,000	4.38%, 06/01/2046	462,306
	Kroger Co.
125,000	3.30%, 01/15/2021	125,180
780,000	4.00%, 02/01/2024	779,918
975,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	918,937
510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	501,024
550,000	Sigma Holdco B.V. 7.88%, 05/15/2026(1)	506,000
1,100,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,100,330

		5,650,321

	Food Service - 0.0%
425,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	409,997

	Forest Products & Paper - 0.1%
750,000	International Paper Co. 3.65%, 06/15/2024	744,263

	Gas - 0.1%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	117,781
359,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	366,257
560,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	515,794

		999,832

	Healthcare-Products - 0.1%
	Medtronic, Inc.
110,000	2.50%, 03/15/2020	109,188
405,000	3.15%, 03/15/2022	402,733
245,000	3.50%, 03/15/2025	244,013
65,000	3.63%, 03/15/2024	65,255

		821,189

	Healthcare-Services - 1.0%
495,000	Aetna, Inc. 2.80%, 06/15/2023	474,238
	Anthem, Inc.
631,000	3.30%, 01/15/2023	621,043
130,000	4.10%, 03/01/2028	128,028
175,000	4.38%, 12/01/2047	166,491
225,000	4.65%, 08/15/2044	220,960
40,000	Ascension Health 4.85%, 11/15/2053	44,588

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 305,000	Catholic Health Initiatives 4.20%, 08/01/2023	$309,884
	Dignity Health
35,000	2.64%, 11/01/2019	34,954
214,000	3.81%, 11/01/2024	212,437
552,000	4.50%, 11/01/2042	524,868
1,375,000	Envision Healthcare Corp. 5.63%, 07/15/2022	1,405,937
1,700,000	HCA, Inc. 7.50%, 02/15/2022	1,867,875
715,000	Humana, Inc. 2.90%, 12/15/2022	691,442
120,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022	120,841
80,000	Memorial Sloan-Kettering Cancer Center 4.20%, 07/01/2055	81,161
565,000	Mercy Health 3.56%, 08/01/2027	546,211
185,000	Providence St Joseph Health Obligated Group 3.93%, 10/01/2048	175,036
720,000	SSM Health Care Corp. 3.82%, 06/01/2027	711,227
85,000	Stanford Health Care 3.80%, 11/15/2048	80,615
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022	220,390
340,000	3.75%, 07/15/2025	341,474
380,000	3.85%, 06/15/2028	382,763

		9,362,463

	Household Products - 0.1%
668,664	Procter & Gamble Co. 9.36%, 01/01/2021	722,414

	Insurance - 0.4%
415,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	406,212
	Chubb INA Holdings, Inc.
120,000	2.30%, 11/03/2020	117,903
185,000	3.35%, 05/15/2024	182,479
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	118,281
515,000	Jackson National Life Global Funding 3.25%, 01/30/2024(1)	501,963
100,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(1)	101,148
165,000	Loews Corp. 2.63%, 05/15/2023	157,952
	MetLife, Inc.
485,000	3.60%, 04/10/2024	483,185
160,000	4.88%, 11/13/2043	169,366
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	199,106
300,000	4.50%, 11/15/2020	308,152
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(1)	105,723
645,000	Trinity Acquisition plc 4.40%, 03/15/2026	640,423

		3,491,893

	Internet - 0.3%
	Alibaba Group Holding Ltd.
370,000	3.40%, 12/06/2027	346,683
1,030,000	3.60%, 11/28/2024	1,016,207
	Amazon.com, Inc.
285,000	2.50%, 11/29/2022	276,983
195,000	4.25%, 08/22/2057	197,068

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 530,000	4.80%, 12/05/2034	$586,434
100,000	4.95%, 12/05/2044	113,202
445,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(1)	424,388

		2,960,965

	Iron/Steel - 0.2%
975,000	AK Steel Corp. 7.00%, 03/15/2027(8)	925,031
750,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	765,938

		1,690,969

	IT Services - 0.1%
	Apple, Inc.
25,000	2.45%, 08/04/2026	23,081
300,000	2.85%, 05/06/2021	299,171
225,000	3.00%, 02/09/2024	221,382
170,000	3.25%, 02/23/2026	166,812
270,000	3.45%, 05/06/2024	271,378
35,000	4.45%, 05/06/2044	37,098

		1,018,922

	Lodging - 0.3%
1,050,000	Boyd Gaming Corp. 6.38%, 04/01/2026	1,073,625
475,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026(1)	475,000
450,000	Marriott International, Inc. 2.88%, 03/01/2021	443,100
1,025,000	Wyndham Hotels & Resorts, Inc. 5.38%, 04/15/2026(1)	1,023,719

		3,015,444

	Machinery-Construction & Mining - 0.1%
400,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	396,041
170,000	Caterpillar, Inc. 3.40%, 05/15/2024	169,672

		565,713

	Media - 1.2%
	21st Century Fox America, Inc.
180,000	4.00%, 10/01/2023	182,767
220,000	4.50%, 02/15/2021	225,798
300,000	4.75%, 09/15/2044	320,283
1,450,000	Altice France S.A. 6.00%, 05/15/2022(1)	1,494,515
	CCO Holdings LLC / CCO Holdings Capital Corp.
825,000	5.00%, 02/01/2028(1)	774,984
450,000	5.13%, 05/01/2023(1)	448,875
	Charter Communications Operating LLC / Charter Communications Operating Capital
210,000	5.38%, 05/01/2047	201,744
65,000	6.48%, 10/23/2045	70,919
	Comcast Corp.
450,000	3.13%, 07/15/2022	443,668
158,000	4.05%, 11/01/2052	142,052
450,000	4.40%, 08/15/2035	444,442
34,000	6.40%, 05/15/2038	40,966
	Cox Communications, Inc.
35,000	4.60%, 08/15/2047(1)	32,219
920,000	4.80%, 02/01/2035(1)	858,886
600,000	CSC Holdings LLC 5.25%, 06/01/2024	577,500
750,000	DISH DBS Corp. 5.88%, 07/15/2022	701,250
200,000	Sinclair Television Group, Inc. 5.38%, 04/01/2021	201,250

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Sky plc
$ 200,000	2.63%, 09/16/2019(1)	$198,444
920,000	3.75%, 09/16/2024(1)	913,252
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	87,776
60,000	7.30%, 07/01/2038	69,497
106,000	8.25%, 04/01/2019	109,542
5,000	8.75%, 02/14/2019	5,153
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	34,839
725,000	Unitymedia GmbH 6.13%, 01/15/2025(1)	753,928
575,000	Univision Communications, Inc. 5.13%, 02/15/2025(1)	533,313
	Viacom, Inc.
145,000	3.88%, 12/15/2021	145,387
875,000	4.25%, 09/01/2023	878,523
950,000	Warner Media LLC 3.60%, 07/15/2025	914,208

		11,805,980

	Metal Fabricate/Hardware - 0.0%
475,000	Novelis Corp. 5.88%, 09/30/2026(1)	455,406

	Mining - 0.2%
850,000	Alcoa Nederland Holding B.V. 6.13%, 05/15/2028(1)	875,500
725,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(1)	725,254

		1,600,754

	Miscellaneous Manufacturing - 0.1%
850,000	Siemens Financieringsmaatschappij N.V. 3.13%, 03/16/2024(1)	828,511

	Oil & Gas - 1.4%
495,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	509,831
450,000	BG Energy Capital plc 4.00%, 10/15/2021(1)	455,841
	BP Capital Markets plc
130,000	3.25%, 05/06/2022	129,509
570,000	3.81%, 02/10/2024	576,481
25,000	3.99%, 09/26/2023	25,514
575,000	4.75%, 03/10/2019	582,316
	ConocoPhillips Co.
15,000	4.30%, 11/15/2044	15,488
40,000	4.95%, 03/15/2026	43,078
	Equinor ASA
70,000	2.25%, 11/08/2019	69,418
30,000	2.45%, 01/17/2023	28,882
95,000	2.75%, 11/10/2021	93,545
355,000	2.90%, 11/08/2020	353,930
35,000	3.25%, 11/10/2024	34,463
5,000	3.70%, 03/01/2024	5,050
265,000	Marathon Oil Corp. 2.70%, 06/01/2020	261,506
3,700,000	Petrobras Global Finance B.V. 6.00%, 01/27/2028(10)	3,500,940
	Petroleos Mexicanos
80,000	5.38%, 03/13/2022	82,160
1,300,000	5.50%, 01/21/2021	1,339,130
3,000,000	5.50%, 06/27/2044	2,484,900
75,000	6.35%, 02/12/2048(1)	66,656
1,100,000	6.75%, 09/21/2047	1,018,941
755,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	799,933

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 200,000	Shell International Finance B.V. 4.38%, 03/25/2020	$204,809
890,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(1)	876,016
30,000	Statoil ASA 2.65%, 01/15/2024	28,773
325,000	Total Capital International S.A. 2.70%, 01/25/2023	316,365

		13,903,475

	Oil & Gas Services - 0.0%
250,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	248,676

	Packaging & Containers - 0.2%
775,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.25%, 09/15/2022(1)	761,437
485,000	Crown Americas LLC / Crown Americas Capital Corp. V 4.25%, 09/30/2026	438,775
725,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	720,940

		1,921,152

	Pharmaceuticals - 1.1%
	Allergan Funding SCS
300,000	3.00%, 03/12/2020	298,769
450,000	3.45%, 03/15/2022	444,912
975,000	3.80%, 03/15/2025	956,623
340,000	4.55%, 03/15/2035	331,597
125,000	4.85%, 06/15/2044	123,289
	Allergan Sales LLC
121,000	4.88%, 02/15/2021(1)	124,743
225,000	5.00%, 12/15/2021(1)	233,664
575,000	Bausch Health Cos., Inc. 6.13%, 04/15/2025(1)	539,063
515,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	520,802
	Cardinal Health, Inc.
195,000	2.40%, 11/15/2019	193,128
230,000	3.08%, 06/15/2024	217,319
730,000	3.50%, 11/15/2024	702,561
200,000	4.50%, 11/15/2044	182,277
1,035,000	CVS Health Corp. 4.10%, 03/25/2025	1,034,846
705,000	EMD Finance LLC 2.95%, 03/19/2022(1)	688,880
315,000	Express Scripts Holding Co. 2.25%, 06/15/2019	313,271
	McKesson Corp.
25,000	2.85%, 03/15/2023	23,855
535,000	3.80%, 03/15/2024	528,969
	Merck & Co., Inc.
430,000	2.75%, 02/10/2025	414,201
315,000	2.80%, 05/18/2023	308,393
125,000	4.15%, 05/18/2043	129,550
105,000	Mylan N.V. 3.95%, 06/15/2026	101,082
	Mylan, Inc.
460,000	4.55%, 04/15/2028(1)	453,372
195,000	5.20%, 04/15/2048(1)	191,893
225,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	216,015
1,865,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	1,685,429

		10,958,503

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Pipelines - 0.6%
$ 95,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	$93,359
400,000	Columbia Pipeline Group, Inc. 4.50%, 06/01/2025	401,046
340,000	Energy Transfer L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	344,284
214,000	Energy Transfer Partners L.P. 7.60%, 02/01/2024	240,206
250,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	249,570
1,010,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	1,016,982
	Kinder Morgan Energy Partners L.P.
419,000	4.25%, 09/01/2024	422,350
275,000	4.30%, 05/01/2024	277,778
750,000	MPLX L.P. 4.00%, 03/15/2028	725,867
977,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	942,684
	Sunoco Logistics Partners Operations L.P.
300,000	3.90%, 07/15/2026	284,610
130,000	4.40%, 04/01/2021	132,115
400,000	5.35%, 05/15/2045	378,629
780,000	Western Gas Partners L.P. 4.00%, 07/01/2022	773,579

		6,283,059

	Real Estate - 0.1%
650,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(1)	647,208

	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
450,000	3.45%, 09/15/2021	448,760
150,000	4.40%, 02/15/2026	150,110
240,000	5.00%, 02/15/2024	250,418
150,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	150,986
785,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	745,856
	Crown Castle International Corp.
265,000	3.65%, 09/01/2027	248,857
215,000	3.80%, 02/15/2028	204,458
425,000	DDR Corp. 4.63%, 07/15/2022	434,465
2,450,000	Equinix, Inc. 5.38%, 01/01/2022	2,532,687
670,000	HCP, Inc. 4.00%, 06/01/2025	654,723
600,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 5.63%, 05/01/2024	613,500
345,000	Scentre Group Trust 2.38%, 11/05/2019(1)	340,543
600,000	Starwood Property Trust, Inc. 4.75%, 03/15/2025(1)	592,500

		7,367,863

	Retail - 0.4%
525,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(1)	489,064
	CVS Health Corp.
450,000	3.88%, 07/20/2025	443,193
695,000	4.00%, 12/05/2023	696,029
160,000	4.88%, 07/20/2035	162,515
215,000	5.13%, 07/20/2045	223,705

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 600,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.00%, 06/01/2024(1)	$594,000
450,000	L Brands, Inc. 5.25%, 02/01/2028(8)	396,000
600,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	612,740

		3,617,246

	Semiconductors - 0.2%
570,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024	551,464
345,000	Microchip Technology, Inc. 3.92%, 06/01/2021(1)	345,685
1,575,000	NXP B.V. / NXP Funding LLC 4.13%, 06/15/2020(1)	1,580,906

		2,478,055

	Software - 0.5%
1,750,000	First Data Corp. 7.00%, 12/01/2023(1)	1,830,938
	Microsoft Corp.
475,000	2.40%, 08/08/2026	440,302
610,000	2.88%, 02/06/2024	597,851
365,000	3.70%, 08/08/2046	354,486
915,000	Oracle Corp. 3.25%, 11/15/2027	887,457
475,000	Western Digital Corp. 4.75%, 02/15/2026	466,984

		4,578,018

	Telecommunications - 1.0%
775,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	757,962
	AT&T, Inc.
65,000	3.95%, 01/15/2025	64,021
500,000	4.10%, 02/15/2028(1)	481,862
460,000	4.45%, 04/01/2024	468,805
215,000	4.75%, 05/15/2046	197,134
3,000	5.35%, 09/01/2040	2,975
875,000	CenturyLink, Inc. 5.80%, 03/15/2022	873,906
325,000	Embarq Corp. 8.00%, 06/01/2036	305,500
165,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(1)	161,810
425,000	Nokia Oyj 4.38%, 06/12/2027	402,645
	Orange S.A.
650,000	4.13%, 09/14/2021	662,937
200,000	9.00%, 03/01/2031	278,764
1,275,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,227,187
835,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	828,737
875,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	859,687
	Verizon Communications, Inc.
450,000	2.95%, 03/15/2022	441,761
45,000	3.45%, 03/15/2021	45,056
1,266,000	4.52%, 09/15/2048	1,210,314
175,000	4.67%, 03/15/2055	164,592
130,000	4.75%, 11/01/2041	127,712
93,000	4.81%, 03/15/2039	93,714

		9,657,081

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Toys/Games/Hobbies - 0.1%
$ 525,000	Mattel, Inc. 6.75%, 12/31/2025(1)	$508,594

	Transportation - 0.2%
	FedEx Corp.
80,000	2.70%, 04/15/2023	77,039
280,000	4.90%, 01/15/2034	295,486
300,000	5.10%, 01/15/2044	319,702
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
405,000	3.20%, 07/15/2020(1)	402,702
400,000	3.38%, 02/01/2022(1)	393,890
730,000	3.95%, 03/10/2025(1)	721,250

		2,210,069

	Water - 0.0%
240,000	American Water Capital Corp. 2.95%, 09/01/2027	227,014

	Total Corporate Bonds (cost $218,218,028)	$215,413,425

Foreign Government Obligations - 1.6%
	Hungary - 0.3%
HUF 894,000,000	Hungary Government Bond 3.00%, 10/27/2027	3,199,484

	Japan - 0.1%
	Japan Bank for International Cooperation
$ 510,000	2.13%, 06/01/2020	502,355
776,000	2.13%, 07/21/2020	762,646

		1,265,001

	Mexico - 0.0%
222,000	Mexico Government International Bond 4.00%, 10/02/2023	222,832

	Qatar - 0.4%
	Qatar Government International Bond
2,320,000	2.38%, 06/02/2021(1)	2,250,400
565,000	3.88%, 04/23/2023(1)	567,090
270,000	5.10%, 04/23/2048(1)	275,746
660,000	5.25%, 01/20/2020(1)	678,975

		3,772,211

	Romania - 0.3%
RON 9,500,000	Romania Government Bond 5.80%, 07/26/2027	2,550,059

	Saudi Arabia - 0.1%
	Saudi Government International Bond
$ 265,000	2.38%, 10/26/2021(1)	254,861
660,000	2.88%, 03/04/2023(1)	633,996
350,000	4.00%, 04/17/2025(1)	349,747

		1,238,604

	South Africa - 0.3%
ZAR 36,700,000	Republic of South Africa Government Bond 8.75%, 02/28/2048	2,587,326

	South Korea - 0.1%
$ 680,000	Export-Import Bank of Korea 1.75%, 05/26/2019	672,847

	Total Foreign Government Obligations (cost $15,416,992)	$15,508,364

Municipal Bonds - 1.0%
	General - 0.4%
	Chicago, IL, Transit Auth
475,000	6.30%, 12/01/2021	499,058
600,000	6.90%, 12/01/2040	775,686

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 140,000	City of Sacramento, CA 6.42%, 08/01/2023	$157,923
	Kansas, Development FA
395,000	4.93%, 04/15/2045	427,090
280,000	5.37%, 05/01/2026	298,326
125,000	New Jersey State, Econ DA 3.88%, 06/15/2019	125,814
1,020,000	New York State Urban Development Corp. 2.10%, 03/15/2022	999,692
240,000	San Jose Redev. Agcy. Successor Agcy. 3.38%, 08/01/2034	227,028

		3,510,617

	General Obligation - 0.3%
	California State, GO Taxable
525,000	7.35%, 11/01/2039	743,636
130,000	7.55%, 04/01/2039	191,886
130,000	Chicago, IL, Metropolitan Water Reclamation, GO 5.72%, 12/01/2038	160,694
1,475,000	Illinois State, GO 5.10%, 06/01/2033	1,431,768
840,000	State of Connecticut, GO 2.99%, 01/15/2023	817,715

		3,345,699

	Medical - 0.1%
	University of California, Regents MedCenter Pooled Rev
150,000	6.55%, 05/15/2048	200,236
190,000	6.58%, 05/15/2049	252,195

		452,431

	Power - 0.0%
100,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	100,346

	Transportation - 0.2%
350,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	432,190
255,000	Maryland State Transportation Auth 5.89%, 07/01/2043	323,575
	New York and New Jersey PA, Taxable Rev
140,000	4.81%, 10/15/2065	154,686
185,000	5.86%, 12/01/2024	210,582
115,000	6.04%, 12/01/2029	137,755
285,000	North Texas Tollway Auth, Rev 6.72%, 01/01/2049	401,397

		1,660,185

	Utility - Electric - 0.0%
305,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	382,812

	Total Municipal Bonds (cost $8,917,260)	$9,452,090

U.S. Government Agencies - 0.1%
	Mortgage-Backed Agencies - 0.1%
	FHLMC - 0.0%
$ 34,081	FHLMC	$34,896

	FNMA - 0.0%
14,299	4.50%, 04/01/2041	14,985
418,268	1 mo. USD LIBOR + 0.400%, 2.49%, 10/25/2024(5)	418,928

		433,913

	GNMA - 0.1%
1,860	6.00%, 06/20/2024	1,990
714	6.00%, 11/20/2023	765
1,078	6.00%, 12/20/2023	1,165
190	6.00%, 01/20/2024	204

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 677	6.00%, 02/20/2024	$725
8,066	6.00%, 04/20/2028	8,830
20,157	6.00%, 07/20/2028	22,057
21,200	6.00%, 08/20/2028	23,214
149	6.00%, 02/20/2026	159
703	6.00%, 02/20/2027	753
185	6.00%, 01/20/2028	198
5,656	6.00%, 02/20/2028	6,067
21,331	6.00%, 03/20/2029	23,373
22,725	6.00%, 09/20/2029	24,805
3,401	6.00%, 06/20/2030	3,646
22,743	6.00%, 04/20/2030	24,382
5,392	6.00%, 10/15/2028	5,849
3,102	6.00%, 06/15/2028	3,391
25,547	6.00%, 11/15/2028	27,744
2,322	6.00%, 08/15/2034	2,526
19	6.50%, 04/15/2026	21
9,310	6.50%, 06/15/2029	10,219
31,045	6.50%, 03/15/2028	34,078
4,302	6.50%, 05/15/2028	4,722
16,082	6.50%, 07/15/2028	17,653
916	6.50%, 12/15/2028	1,005
7,492	6.50%, 05/15/2029	8,238
11,066	6.50%, 10/15/2028	12,153
13,397	6.50%, 04/15/2029	14,705
14,089	6.50%, 01/15/2029	15,466
11,241	6.50%, 02/15/2029	12,338
86,020	6.50%, 03/15/2029	94,423
14,784	6.50%, 02/15/2035	16,418
46,900	7.00%, 11/15/2033	53,017
33,205	7.00%, 11/15/2031	36,421
174,056	7.00%, 11/15/2032	200,226
16,597	7.00%, 05/15/2033	18,729
31,233	7.00%, 07/15/2033	34,932
21,601	7.00%, 03/15/2032	23,765
4,882	7.00%, 01/15/2033	5,533
9,165	8.00%, 08/15/2030	9,423
3,224	8.00%, 04/15/2030	3,426
7,185	8.00%, 05/15/2030	7,270
1,988	8.00%, 12/15/2029	2,013
618	8.00%, 07/15/2030	657
75,387	8.00%, 02/15/2031	79,927
13,341	8.00%, 11/15/2030	14,007

		912,628

	Total U.S. Government Agencies (cost $1,296,694)	$1,381,437

U.S. Government Securities - 7.8%
	U.S. Treasury Securities - 7.8%
	U.S. Treasury Bonds - 3.3%
$ 5,720,000	2.50%, 02/15/2045	$5,116,272
390,000	2.50%, 02/15/2046	347,694
745,000	2.50%, 05/15/2046	663,661
865,000	2.75%, 11/15/2042	816,479
3,395,000	2.75%, 08/15/2047	3,176,977
3,437,000	2.75%, 11/15/2047	3,215,340
4,275,000	2.88%, 05/15/2043	4,123,371
625,000	2.88%, 08/15/2045	601,001
5,600,000	2.88%, 11/15/2046	5,377,094
500,000	3.00%, 11/15/2044	492,559
5,000	3.00%, 02/15/2047	4,921
1,715,000	3.00%, 05/15/2047	1,686,796
500,000	3.00%, 02/15/2048	491,895
2,167,500	3.13%, 02/15/2043	2,184,518
2,685,000	3.13%, 08/15/2044(11)	2,705,452
235,000	3.13%, 05/15/2048	236,909

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,430,000	3.38%, 05/15/2044		$1,504,517

			32,745,456

	U.S. Treasury Notes - 4.5%
9,065,213	0.38%, 01/15/2027(12)		8,708,583
3,334,811	0.50%, 01/15/2028(12)		3,222,434
410,000	1.25%, 03/31/2021		394,289
6,335,000	1.38%, 08/31/2020		6,166,974
2,220,000	1.38%, 01/31/2021		2,147,243
1,790,000	1.50%, 04/15/2020		1,756,018
2,345,000	1.50%, 03/31/2023		2,208,422
4,810,000	1.63%, 07/31/2019		4,769,979
7,515,000	1.75%, 09/30/2019		7,449,831
2,700,000	1.88%, 03/31/2022		2,612,566
2,525,000	2.13%, 12/31/2022		2,450,828
200,000	2.25%, 03/31/2020		198,727
1,445,000	2.75%, 02/15/2028		1,419,092

			43,504,986

	Total U.S. Government Securities (cost $77,343,974)		$76,250,442

	Total Long-Term Investments (cost $835,284,560)		$965,006,532

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.5%
4,257,293	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(13)		4,257,293

	Securities Lending Collateral - 0.3%
152,832	Citibank NA DDCA, 1.91%, 08/01/2018(13)		152,832
1,571,239	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(13)		1,571,239
629,388	Invesco Government & Agency Portfolio, 1.81%(13)		629,388
324,428	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(13)		324,428
378,756	Western Asset Institutional Government Class A Fund, 1.76%(13)		378,756

			3,056,643

	Total Short-Term Investments (cost $7,313,936)		$7,313,936

	Total Investments (cost $842,598,496)	99.5%	$972,320,468
	Other Assets and Liabilities	0.5%	4,932,195

	Total Net Assets	100.0%	$977,252,663

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $99,063,105, which represented 10.1% of total net assets.

(2)	Investment valued using significant unobservable inputs.

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(3)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $1,998,411, which represented 0.2% of total net assets.

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $1,998,411, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)

This security was sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell this security in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell this security outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2018, the aggregate value of this security was $3,500,940, which represented 0.4% of total net assets.

(11)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	158	09/28/2018	$17,873,750	(38,938)
U.S. Treasury 10-Year Note Future	7	09/19/2018	835,953	$(341)

Total				$(39,279)

Short position contracts:
U.S. Treasury 10-Year Ultra Future	98	09/19/2018	$12,456,719	$137,789
U.S. Treasury Ultra Bond Future	3	09/19/2018	470,718	244

Total				$138,033

Total futures contracts				$98,754

Foreign Currency Contracts Outstanding at July 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation

5,363,868	USD	5,305,000	CHF	UBS	08/31/18	$—	$(8,066)
76,004,477	USD	64,828,000	EUR	SSG	08/31/18	17,638	—
1,958,743	USD	1,670,000	EUR	GSC	08/31/18	1,286	—
14,286,407	USD	10,870,000	GBP	CBK	08/31/18	—	(29)
3,180,846	USD	884,705,000	HUF	CBK	08/31/18	—	(51,198)
4,782,748	USD	39,010,000	NOK	MSC	08/31/18	—	(6,253)
2,644,763	USD	10,484,000	RON	DEUT	08/31/18	—	(2,946)
2,536,102	USD	22,260,000	SEK	BCLY	08/31/18	—	(1,651)
2,635,540	USD	34,960,000	ZAR	BOA	08/31/18	—	(8,279)

Total						$18,924	$(78,422)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
NOK	Norwegian Krone
RON	New Romanian Leu
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$5,307,363	$—	$5,307,363	$—
Banks	71,700,700	55,396,788	16,303,912	—
Capital Goods	18,648,684	15,546,877	3,101,807	—
Commercial & Professional Services	2,075,786	—	2,075,786	—
Consumer Durables & Apparel	8,790,733	8,790,733	—	—
Consumer Services	12,363,799	12,363,799	—	—
Energy	106,577,427	96,551,066	10,026,361	—
Food & Staples Retailing	1,031,744	—	1,031,744	—
Health Care Equipment & Services	47,147,459	39,758,726	7,388,733	—
Insurance	15,457,427	3,355,715	12,101,712	—
Materials	1,914,848	—	1,914,848	—
Media	19,888,129	19,888,129	—	—
Pharmaceuticals, Biotechnology & Life Sciences	74,570,543	47,549,162	27,021,381	—
Real Estate	6,043,378	—	6,043,378	—
Retailing	18,162,245	16,365,052	—	1,797,193
Semiconductors & Semiconductor Equipment	11,808,813	9,123,127	2,685,686	—
Software & Services	106,303,910	97,225,315	9,078,595	—
Technology Hardware & Equipment	41,080,740	38,453,950	2,626,790	—
Telecommunication Services	7,580,429	—	7,580,429	—
Transportation	14,952,012	12,610,246	2,341,766	—
Utilities	19,561,987	15,963,211	3,598,776	—
Asset & Commercial Mortgage Backed Securities	36,032,618	—	35,831,400	201,218
Corporate Bonds	215,413,425	—	215,413,425	—
Foreign Government Obligations	15,508,364	—	15,508,364	—
Municipal Bonds	9,452,090	—	9,452,090	—
U.S. Government Agencies	1,381,437	—	1,381,437	—
U.S. Government Securities	76,250,442	—	76,250,442	—
Short-Term Investments	7,313,936	7,313,936	—	—
Foreign Currency Contracts(2)	18,924	—	18,924	—
Futures Contracts(2)	138,033	138,033	—	—

Total	$972,477,425	$496,393,865	$474,085,149	$1,998,411

Liabilities
Foreign Currency Contracts(2)	$(78,422)	$—	$(78,422)	$—
Futures Contracts(2)	(39,279)	(39,279)	—	—

Total	$(117,701)	$(39,279)	$(78,422)	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

The Hartford Balanced Income Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 46.9%
	Automobiles & Components - 0.2%
225,872	Cie Generale des Etablissements Michelin SCA	$29,005,891

	Banks - 5.8%
440,490	Bank of Nova Scotia	26,099,032
1,358,111	BB&T Corp.	69,005,620
2,470,559	JP Morgan Chase & Co.	283,990,757
406,337	M&T Bank Corp.	70,438,519
535,232	PNC Financial Services Group, Inc.	77,517,651
1,291,302	US Bancorp	68,451,919
2,004,807	Wells Fargo & Co.	114,855,393

		710,358,891

	Capital Goods - 2.6%
212,957	3M Co.	45,215,030
6,641,734	BAE Systems plc	56,855,418
430,499	Caterpillar, Inc.	61,905,756
1,166,779	Eaton Corp. plc	97,041,009
190,289	Lockheed Martin Corp.	62,053,243

		323,070,456

	Consumer Services - 0.2%
172,397	McDonald’s Corp.	27,159,423

	Diversified Financials - 0.6%
55,199	BlackRock, Inc.	27,751,849
1,552,935	Invesco Ltd.	41,913,716

		69,665,565

	Energy - 6.8%
2,039,979	Canadian Natural Resources Ltd.	74,744,831
1,219,233	Chevron Corp.	153,952,551
1,321,875	Exxon Mobil Corp.	107,746,031
3,544,675	Kinder Morgan, Inc.	63,024,322
318,921	Marathon Petroleum Corp.	25,778,384
730,018	Occidental Petroleum Corp.	61,270,411
310,791	Phillips 66	38,332,962
961,997	Schlumberger Ltd.	64,954,037
3,978,739	Suncor Energy, Inc.	167,664,061
1,866,585	TransCanada Corp.	83,955,789

		841,423,379

	Food & Staples Retailing - 0.5%
942,070	Sysco Corp.	63,316,525

	Food, Beverage & Tobacco - 3.1%
1,017,968	British American Tobacco plc	55,959,990
856,596	Coca-Cola Co.	39,943,072
799,188	Kraft Heinz Co.	48,151,077
437,901	Nestle S.A.	35,686,018
438,002	PepsiCo., Inc.	50,370,230
1,728,438	Philip Morris International, Inc.	149,164,199

		379,274,586

	Health Care Equipment & Services - 1.4%
1,441,398	Koninklijke Philips N.V.	63,276,719
1,145,143	Medtronic plc	103,326,253

		166,602,972

	Household & Personal Products - 1.4%
617,341	Procter & Gamble Co.	49,930,540
2,058,861	Unilever N.V.	118,302,153

		168,232,693

	Insurance - 2.7%
953,265	American International Group, Inc.	52,629,761
405,235	Chubb Ltd.	56,619,434
2,470,936	MetLife, Inc.	113,020,613

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

886,568	Principal Financial Group, Inc.	$51,491,869
482,397	Travelers Cos., Inc.	62,779,146

		336,540,823

	Materials - 2.3%
1,894,303	DowDuPont, Inc.	130,271,218
1,141,488	International Paper Co.	61,332,150
267,589	LyondellBasell Industries N.V. Class A	29,646,185
1,068,420	Nutrien Ltd.	57,919,048

		279,168,601

	Media - 0.9%
2,944,219	Comcast Corp. Class A	105,344,156

	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
1,338,603	Bristol-Myers Squibb Co.	78,642,926
1,393,829	Eli Lilly & Co.	137,724,244
1,116,155	Johnson & Johnson	147,912,861
1,520,043	Merck & Co., Inc.	100,125,232
974,418	Novartis AG	81,774,823
4,648,043	Pfizer, Inc.	185,596,357
256,571	Roche Holding AG	63,025,720

		794,802,163

	Real Estate - 0.6%
674,198	Crown Castle International Corp. REIT	74,721,364

	Retailing - 0.5%
288,637	Home Depot, Inc.	57,011,580

	Semiconductors & Semiconductor Equipment - 3.0%
1,225,373	Analog Devices, Inc.	117,807,360
49,931	Broadcom, Inc.	11,073,198
2,532,239	Intel Corp.	121,800,696
946,672	Maxim Integrated Products, Inc.	57,879,526
888,228	QUALCOMM, Inc.	56,926,533

		365,487,313

	Technology Hardware & Equipment - 1.2%
3,632,660	Cisco Systems, Inc.	153,625,191

	Telecommunication Services - 1.7%
1,261,141	BCE, Inc.	53,592,555
3,043,425	Verizon Communications, Inc.	157,162,467

		210,755,022

	Transportation - 1.0%
820,095	Union Pacific Corp.	122,924,040

	Utilities - 3.9%
890,444	American Electric Power Co., Inc.	63,346,186
1,308,345	Dominion Energy, Inc.	93,821,420
615,629	Duke Energy Corp.	50,247,639
339,446	Edison International	22,617,287
1,116,029	Eversource Energy	67,765,281
449,040	NextEra Energy, Inc.	75,232,162
559,479	Sempra Energy	64,670,178
3,799,308	TCEH Corp.*(1)(2)(3)	4
1,015,232	Xcel Energy, Inc.	47,573,771

		485,273,928

	Total Common Stocks (cost $4,920,135,619)	$5,763,764,562

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
29,500	GMAC Capital Trust Class 2 3 mo. USD LIBOR + 5.785%, 8.13%(4)	783,815

	Total Preferred Stocks (cost $773,012)	$783,815

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Asset & Commercial Mortgage Backed Securities - 0.6%
	Asset-Backed - Home Equity - 0.1%
	GSAA Home Equity Trust
$ 1,578,621	1 mo. USD LIBOR + 0.080%, 2.14%, 02/25/2037(2)(4)	$828,874
1,009,183	1 mo. USD LIBOR + 0.090%, 2.15%, 12/25/2036(2)(4)	489,692
1,977,987	1 mo. USD LIBOR + 0.180%, 2.24%, 11/25/2036(2)(4)	975,777
3,420,000	Morgan Stanley Asset Backed Securities Capital I, Inc. Trust 1 mo. USD LIBOR + 1.250%, 3.31%, 07/25/2037(2)(4)	3,173,306
1,229,842	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)(5)	766,051
1,995,000	Soundview Home Loan Trust 1 mo. USD LIBOR + 0.250%, 2.31%, 11/25/2036(2)(4)	1,792,321

		8,026,021

	Commercial Mortgage - Backed Securities - 0.2%
14,999,000	BBCMS Mortgage Trust 1 mo. USD LIBOR + 0.850%, 2.92%, 08/15/2036(4)(6)	14,998,877
1,130,000	Commercial Mortgage Pass-Through Certificates 4.76%, 10/15/2045(2)(6)(7)	956,978
	Commercial Mortgage Trust
815,000	4.26%, 07/10/2045(2)(6)(7)	697,399
380,000	4.32%, 12/10/2045(6)(7)	347,061
7,730,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 0.700%, 2.77%, 07/15/2032(4)(6)	7,729,989
855,000	GS Mortgage Securities Trust 4.75%, 11/10/2045(6)(7)	814,640
850,000	JP Morgan Chase Commercial Mortgage Securities Trust 5.41%, 08/15/2046(6)(7)	832,737

		26,377,681

	Whole Loan Collateral CMO - 0.3%
	Alternative Loan Trust
155,955	1 mo. USD LIBOR + 0.320%, 2.38%, 11/25/2035(4)	140,158
1,455,632	1 mo. USD LIBOR + 0.450%, 2.51%, 04/25/2035(4)	1,339,567
2,453,795	1 mo. USD LIBOR + 0.540%, 2.60%, 01/25/2036(4)	2,362,414
4,420,637	12 mo. USD MTA + 1.350%, 3.00%, 08/25/2035(4)	3,929,010
701,412	5.75%, 05/25/2036	527,560
158,787	6.00%, 05/25/2036	129,299
777,526	6.00%, 12/25/2036	543,669
649,062	Banc of America Funding Trust 5.77%, 05/25/2037(7)	641,408
527,290	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 3.52%, 10/25/2035(4)	533,654
	Bear Stearns Alt-A Trust
1,248,851	1 mo. USD LIBOR + 0.320%, 2.38%, 08/25/2036(4)	1,303,928
1,026,710	1 mo. USD LIBOR + 0.480%, 2.54%, 02/25/2036(4)	974,619
1,439,518	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.24%, 10/25/2036(4)	1,346,744
451,775	Chase Mortgage Finance Trust 5.50%, 11/25/2035	433,275
	CHL Mortgage Pass-Through Trust
1,298,561	1 mo. USD LIBOR + 0.680%, 2.74%, 03/25/2035(4)	1,197,784
2,313,472	3.34%, 11/20/2035(7)	2,109,003
358,852	3.48%, 09/25/2047(7)	335,906
450,495	3.61%, 03/20/2036(7)	413,346
314,263	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	306,142
	Fannie Mae Connecticut Avenue Securities
1,088,878	1 mo. USD LIBOR + 4.900%, 6.96%, 11/25/2024(4)	1,245,625
527,000	1 mo. USD LIBOR + 6.000%, 8.06%, 09/25/2028(4)	622,814
1,793,738	GreenPoint Mortgage Funding Trust 12 mo. USD MTA + 1.400%, 3.05%, 10/25/2045(4)	1,531,169
1,210,579	GSR Mortgage Loan Trust 3.73%, 01/25/2036(7)	1,196,483
3,011,185	HarborView Mortgage Loan Trust 1 mo. USD LIBOR + 1.000%, 3.06%, 10/25/2037(4)	2,460,487

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,697,017	IndyMac IMSC Mortgage Loan Trust 1 mo. USD LIBOR + 0.150%, 2.21%, 03/25/2047(4)	$2,150,456
	JP Morgan Mortgage Trust
2,161,604	3.58%, 05/25/2036(7)	2,151,091
170,933	3.84%, 04/25/2037(7)	163,152
572,146	Residential Funding Mortgage Securities, Inc. 6.00%, 07/25/2037	542,072
1,834,996	Structured Asset Mortgage Investments Trust 1 mo. USD LIBOR + 0.230%, 2.29%, 02/25/2036(4)	1,656,007
600,032	Structured Asset Securities Corp. 5.75%, 06/25/2035	578,494
	Wells Fargo Mortgage Backed Securities Trust
2,754,897	4.06%, 04/25/2036(7)	2,798,111
405,408	4.13%, 09/25/2036(7)	404,758

		36,068,205

	Whole Loan Collateral PAC - 0.0%
404,375	Alternative Loan Trust 1 mo. USD LIBOR + 0.500%, 2.56%, 12/25/2035(4)	300,752

	Total Asset & Commercial Mortgage Backed Securities (cost $67,742,345)	$70,772,659

Corporate Bonds - 44.0%
	Aerospace/Defense - 0.8%
4,085,000	BAE Systems Holdings, Inc. 3.80%, 10/07/2024(6)	4,057,489
4,220,000	BAE Systems plc 4.75%, 10/11/2021(6)	4,356,563
	DAE Funding LLC
670,000	4.50%, 08/01/2022(6)	659,950
1,365,000	5.00%, 08/01/2024(6)	1,341,113
1,065,000	Embraer S.A. 5.15%, 06/15/2022	1,094,298
10,000,000	L3 Technologies, Inc. 4.40%, 06/15/2028	10,104,005
6,650,000	3.85%, 06/15/2023	6,619,576
	Lockheed Martin Corp.
250,000	3.10%, 01/15/2023	246,264
11,120,000	3.55%, 01/15/2026	11,031,043
5,800,000	3.60%, 03/01/2035	5,480,345
9,588,000	4.09%, 09/15/2052	9,202,159
6,025,000	4.50%, 05/15/2036	6,327,334
260,000	Northrop Grumman Corp. 2.93%, 01/15/2025	247,904
2,435,000	Raytheon Co. 4.70%, 12/15/2041	2,682,698
	United Technologies Corp.
17,820,000	2.80%, 05/04/2024	16,902,355
5,000,000	3.75%, 11/01/2046	4,488,956
3,465,000	4.05%, 05/04/2047(8)	3,282,858
1,925,000	4.50%, 06/01/2042	1,934,027
1,890,000	6.13%, 07/15/2038	2,208,102

		92,267,039

	Agriculture - 0.7%
	Altria Group, Inc.
9,750,000	2.85%, 08/09/2022	9,524,886
7,205,000	3.88%, 09/16/2046	6,487,746
1,560,000	4.25%, 08/09/2042	1,479,871
7,210,000	5.38%, 01/31/2044	7,928,088
	BAT Capital Corp.
255,000	2.30%, 08/14/2020(6)	250,116
11,760,000	3.22%, 08/15/2024(6)	11,232,009
13,225,000	4.39%, 08/15/2037(6)	12,678,147
	Imperial Brands Finance plc
2,350,000	2.95%, 07/21/2020(6)	2,325,526
9,400,000	3.50%, 02/11/2023(6)	9,177,302

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 6,090,000	3.75%, 07/21/2022(6)	$6,042,998
	Philip Morris International, Inc.
245,000	3.60%, 11/15/2023	243,776
1,230,000	4.13%, 03/04/2043	1,164,917
4,545,000	4.25%, 11/10/2044	4,403,660
4,680,000	4.50%, 03/20/2042	4,669,504
	Reynolds American, Inc.
8,500,000	5.85%, 08/15/2045	9,550,916
1,535,000	6.15%, 09/15/2043	1,763,167

		88,922,629

	Airlines - 0.0%
2,692	Continental Airlines, Inc. 6.90%, 10/19/2023	2,783

	Apparel - 0.1%
	NIKE, Inc.
5,000,000	3.38%, 11/01/2046	4,381,078
1,940,000	3.63%, 05/01/2043	1,804,918

		6,185,996

	Auto Manufacturers - 0.2%
	Ford Motor Co.
5,110,000	4.75%, 01/15/2043	4,421,418
3,065,000	5.29%, 12/08/2046	2,831,386
250,000	Ford Motor Credit Co. LLC 3.81%, 01/09/2024	242,108
	General Motors Co.
5,015,000	5.15%, 04/01/2038	4,819,265
5,315,000	5.20%, 04/01/2045	4,979,464
4,850,000	6.25%, 10/02/2043	5,062,747
	General Motors Financial Co., Inc.
250,000	3.55%, 04/09/2021	249,560
4,545,000	4.35%, 01/17/2027	4,415,550
850,000	Tesla, Inc. 5.30%, 08/15/2025(6)(8)	752,250

		27,773,748

	Auto Parts & Equipment - 0.0%
1,500,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026(8)	1,398,750
265,000	Nemak S.A.B. de C.V. 4.75%, 01/23/2025(6)	256,388

		1,655,138

	Beverages - 1.2%
	Anheuser-Busch InBev Finance, Inc.
18,540,000	3.30%, 02/01/2023	18,412,624
7,875,000	3.65%, 02/01/2026	7,731,098
9,105,000	4.70%, 02/01/2036	9,403,743
13,355,000	4.90%, 02/01/2046	13,937,120
	Anheuser-Busch InBev Worldwide, Inc.
4,960,000	3.75%, 07/15/2042	4,423,614
7,095,000	4.38%, 04/15/2038	7,039,208
15,155,000	4.75%, 04/15/2058	15,252,166
	Constellation Brands, Inc.
46,850,000	2.00%, 11/07/2019	46,239,076
2,165,000	2.70%, 05/09/2022	2,093,411
3,680,000	3.20%, 02/15/2023	3,591,902
12,280,000	3.60%, 02/15/2028	11,619,548
605,000	Molson Coors Brewing Co. 5.00%, 05/01/2042	619,324
1,060,000	PepsiCo, Inc. 3.45%, 10/06/2046	962,834

		141,325,668

	Biotechnology - 0.3%
	Amgen, Inc.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 5,035,000	3.63%, 05/22/2024	$5,027,529
7,500,000	4.56%, 06/15/2048	7,531,687
	Celgene Corp.
13,430,000	2.88%, 02/19/2021	13,205,747
255,000	3.25%, 02/20/2023	249,476
7,940,000	4.35%, 11/15/2047	7,289,733
3,365,000	4.63%, 05/15/2044	3,218,738
1,375,000	Gilead Sciences, Inc. 4.60%, 09/01/2035	1,437,454
645,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(6)(9)	652,127

		38,612,491

	Chemicals - 0.5%
	CF Industries, Inc.
265,000	3.45%, 06/01/2023	253,738
1,865,000	4.95%, 06/01/2043	1,575,925
	Chemours Co.
1,730,000	6.63%, 05/15/2023	1,812,175
2,260,000	7.00%, 05/15/2025	2,418,200
245,000	LYB International Finance B.V. 4.00%, 07/15/2023	245,940
2,305,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	2,155,599
	Methanex Corp.
3,855,000	3.25%, 12/15/2019	3,836,607
10,545,000	4.25%, 12/01/2024	10,296,269
1,445,000	5.65%, 12/01/2044	1,374,511
	NOVA Chemicals Corp.
510,000	4.88%, 06/01/2024(6)	492,634
260,000	5.25%, 06/01/2027(6)	243,357
	Nutrien Ltd.
250,000	3.50%, 06/01/2023	244,056
240,000	4.88%, 03/30/2020	245,137
200,000	OCI N.V. 6.63%, 04/15/2023(6)	204,310
	OCP S.A.
3,175,000	4.50%, 10/22/2025(10)	3,108,293
1,395,000	5.63%, 04/25/2024(10)	1,456,427
514,000	6.88%, 04/25/2044	567,277
260,000	Olin Corp. 5.00%, 02/01/2030	245,700
	Sherwin-Williams Co.
6,500,000	2.75%, 06/01/2022	6,304,596
3,790,000	3.13%, 06/01/2024	3,641,152
950,000	4.55%, 08/01/2045	923,519
	Syngenta Finance N.V.
13,840,000	4.44%, 04/24/2023(6)	13,801,086
8,555,000	4.89%, 04/24/2025(6)	8,514,588
260,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(10)	247,075

		64,208,171

	Coal - 0.1%
2,770,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(2)	2,839,250
4,380,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)(6)	3,909,150
4,860,000	Peabody Energy Corp. 6.38%, 03/31/2025(6)	5,175,900
2,905,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(6)	3,003,044

		14,927,344

	Commercial Banks - 11.8%
	Banco Bilbao Vizcaya Argentaria S.A.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 4,400,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(4)(8)(11)	$4,048,000
EUR 400,000	5 year EUR Swap + 6.604%, 6.75%, 02/18/2020(4)(10)(11)	492,296
1,600,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(4)(10)(11)	2,122,761
3,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(4)(10)(11)	4,349,631
	Banco do Brasil S.A.
$ 845,000	4.63%, 01/15/2025(6)	805,285
465,000	4.88%, 04/19/2023(6)	457,421
	Banco Santander S.A.
7,000,000	3.80%, 02/23/2028	6,499,731
15,200,000	4.38%, 04/12/2028	14,826,211
	Bank of America Corp.
23,260,000	2.50%, 10/21/2022	22,271,835
21,850,000	3 mo. USD LIBOR + 0.930%, 2.82%, 07/21/2023(4)	21,125,476
3,993,000	3.00%, 12/20/2023(7)	3,875,379
15,270,000	3 mo. USD LIBOR + 1.090%, 3.09%, 10/01/2025(4)	14,541,575
7,500,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(4)	7,359,708
9,905,000	3 mo. USD LIBOR + 1.000%, 3.34%, 04/24/2023(4)	10,029,189
15,020,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(4)	14,481,270
1,584,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(4)	1,489,639
9,280,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(4)	8,957,881
9,550,000	3 mo. USD LIBOR + 1.575%, 3.82%, 01/20/2028(4)	9,289,235
10,170,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(4)	10,184,563
4,000,000	3 mo. USD LIBOR + 1.070%, 3.97%, 03/05/2029(4)	3,922,234
11,895,000	4.00%, 01/22/2025	11,744,917
4,260,000	4.10%, 07/24/2023	4,337,842
2,450,000	4.20%, 08/26/2024	2,461,477
15,000,000	3 mo. USD LIBOR + 1.814%, 4.24%, 04/24/2038(4)	14,774,156
1,760,000	5.00%, 01/21/2044	1,892,278
9,525,000	7.75%, 05/14/2038	13,078,066
	Bank of New York Mellon Corp.
15,645,000	2.20%, 08/16/2023	14,705,480
12,525,000	3 mo. USD LIBOR + 0.634%, 2.66%, 05/16/2023(4)	12,137,269
8,855,000	3 mo. USD LIBOR + 1.050%, 3.39%, 10/30/2023(4)	9,015,944
8,650,000	Barclays Bank plc 2.65%, 01/11/2021	8,479,543
2,455,000	Barclays plc 3.68%, 01/10/2023	2,391,338
	BBVA Bancomer S.A.
255,000	4.38%, 04/10/2024(6)	257,168
925,000	1 year USD CMT + 2.650%, 5.13%, 01/18/2033(4)(6)	860,953
	BNP Paribas S.A.
8,145,000	2.95%, 05/23/2022(6)	7,922,245
16,380,000	3.38%, 01/09/2025(6)	15,549,997
255,000	3.50%, 03/01/2023(6)	249,844
10,260,000	3.80%, 01/10/2024(6)	10,077,069
940,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(4)(6)(11)	835,425
955,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(4)(6)(8)(11)	1,017,075
20,880,000	BPCE S.A. 2.75%, 01/11/2023(6)	20,027,598
	Capital One Financial Corp.
255,000	2.50%, 05/12/2020	251,634
5,135,000	3.05%, 03/09/2022	5,025,216
20,235,000	3.75%, 07/28/2026	19,024,260
10,305,000	Capital One NA 2.35%, 01/31/2020	10,182,379
	Citigroup, Inc.
9,875,000	2.40%, 02/18/2020	9,774,865
18,765,000	2.45%, 01/10/2020	18,586,257
10,150,000	2.65%, 10/26/2020	10,011,829
5,130,000	2.70%, 03/30/2021	5,040,434
5,290,000	2.90%, 12/08/2021	5,172,758
11,755,000	3 mo. USD LIBOR + 0.722%, 3.14%, 01/24/2023(4)	11,523,037
8,945,000	3.20%, 10/21/2026	8,371,673
14,050,000	3 mo. USD LIBOR + 1.100%, 3.42%, 05/17/2024(4)	14,162,976
13,815,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(4)	13,004,718

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 10,375,000	3 mo. USD LIBOR + 1.390%, 3.67%, 07/24/2028(4)	$9,900,582
11,330,000	3 mo. USD LIBOR + 1.563%, 3.89%, 01/10/2028(4)	11,006,379
10,155,000	3 mo. USD LIBOR + 1.192%, 4.08%, 04/23/2029(4)	10,009,814
5,600,000	4.13%, 07/25/2028	5,394,440
7,440,000	4.30%, 11/20/2026	7,288,622
8,145,000	4.45%, 09/29/2027	8,052,513
2,585,000	4.60%, 03/09/2026	2,600,636
1,124,000	4.65%, 07/30/2045	1,144,739
5,165,000	4.65%, 07/23/2048	5,254,037
5,440,000	4.75%, 05/18/2046	5,349,715
6,375,000	Cooperatieve Rabobank UA 3.75%, 07/21/2026	6,046,120
	Credit Agricole S.A.
2,900,000	3.75%, 04/24/2023(6)	2,853,211
25,695,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(4)(6)	23,782,314
890,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(4)(6)(11)	946,871
1,030,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(4)(6)(11)	1,130,425
	Credit Suisse Group AG
9,580,000	3 mo. USD LIBOR + 1.200%, 3.00%, 12/14/2023(4)(6)	9,177,604
1,770,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(4)(6)	1,693,709
9,725,000	4.21%, 06/12/2024(6)(7)	9,733,071
14,435,000	4.28%, 01/09/2028(6)	14,286,358
3,780,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(4)(10)(11)	3,794,175
	Credit Suisse Group Funding Guernsey Ltd.
5,870,000	3.13%, 12/10/2020	5,819,693
10,410,000	3.80%, 09/15/2022	10,359,927
	Discover Bank
7,220,000	3.35%, 02/06/2023	7,032,722
6,520,000	4.20%, 08/08/2023	6,580,990
2,780,000	Fifth Third Bancorp 4.30%, 01/16/2024	2,816,690
19,000,000	Fifth Third Bank 3.95%, 07/28/2025	19,062,607
3,070,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(6)	2,993,250
	Goldman Sachs Group, Inc.
18,720,000	2.35%, 11/15/2021	18,068,774
8,940,000	2.60%, 04/23/2020	8,849,877
14,755,000	2.60%, 12/27/2020	14,535,010
6,470,000	2.75%, 09/15/2020	6,408,029
9,635,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(4)	9,425,276
14,300,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(4)	13,807,295
18,660,000	3 mo. USD LIBOR + 1.201%, 3.27%, 09/29/2025(4)	17,826,697
6,345,000	3.50%, 01/23/2025	6,143,007
9,820,000	3.50%, 11/16/2026	9,319,168
8,605,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(4)	8,200,220
6,800,000	3.85%, 01/26/2027	6,606,433
6,425,000	3 mo. USD LIBOR + 1.600%, 3.92%, 11/29/2023(4)	6,674,162
3,315,000	4.00%, 03/03/2024	3,335,515
5,545,000	3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(4)	5,472,328
5,525,000	4.75%, 10/21/2045	5,628,060
2,625,000	4.80%, 07/08/2044	2,706,692
1,835,000	5.15%, 05/22/2045	1,902,036
21,760,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(4)	20,462,808
	HSBC Holdings plc
5,300,000	2.65%, 01/05/2022	5,136,139
11,530,000	3 mo. USD LIBOR + 0.923%, 3.03%, 11/22/2023(4)	11,121,568
6,035,000	3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(4)	5,932,357
15,055,000	3.60%, 05/25/2023	14,964,915
7,655,000	4.25%, 03/14/2024	7,640,720
6,360,000	4.25%, 08/18/2025	6,267,330
4,755,000	4.30%, 03/08/2026	4,803,805
13,125,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(4)	13,322,806
1,000,000	6.50%, 09/15/2037	1,208,890
4,440,000	6.80%, 06/01/2038	5,558,190

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,205,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(10)	$1,224,989
	Intesa Sanpaolo S.p.A.
13,270,000	3.13%, 07/14/2022(6)	12,367,044
5,155,000	3.38%, 01/12/2023(6)	4,793,288
8,135,000	3.88%, 01/12/2028(6)	7,054,363
780,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(4)(6)(8)(11)	744,900
	JP Morgan Chase & Co.
6,700,000	2.55%, 10/29/2020	6,606,955
4,640,000	2.70%, 05/18/2023	4,463,992
22,475,000	2.97%, 01/15/2023	21,916,410
13,440,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(4)	12,980,718
2,280,000	3.25%, 09/23/2022	2,264,189
19,950,000	3.30%, 04/01/2026	19,154,847
13,675,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(4)	12,990,768
8,000,000	3 mo. USD LIBOR + 1.230%, 3.57%, 10/24/2023(4)	8,170,400
19,130,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(4)	19,124,873
25,290,000	3 mo. USD LIBOR + 1.360%, 3.88%, 07/24/2038(4)	23,699,446
3,500,000	3 mo. USD LIBOR + 1.380%, 3.96%, 11/15/2048(4)	3,227,731
14,055,000	3 mo. USD LIBOR + 1.580%, 4.26%, 02/22/2048(4)	13,629,226
12,645,000	JPMorgan Chase Bank NA 3 mo. USD LIBOR + 0.280%, 2.60%, 02/01/2021(4)	12,534,395
	Morgan Stanley
4,670,000	2.50%, 01/24/2019	4,669,746
10,505,000	2.50%, 04/21/2021	10,247,606
13,795,000	2.63%, 11/17/2021	13,425,786
8,000,000	2.65%, 01/27/2020	7,950,379
19,430,000	2.75%, 05/19/2022	18,860,325
3,200,000	3.13%, 01/23/2023	3,128,645
8,790,000	3.13%, 07/27/2026	8,202,513
3,490,000	3 mo. USD LIBOR + 0.800%, 3.16%, 02/14/2020(4)	3,499,947
22,110,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(4)	21,021,044
8,040,000	3.63%, 01/20/2027	7,723,759
9,230,000	3.70%, 10/23/2024	9,130,218
7,115,000	3 mo. USD LIBOR + 0.847%, 3.74%, 04/24/2024(4)	7,076,129
7,125,000	3 mo. USD LIBOR + 1.400%, 3.74%, 10/24/2023(4)	7,312,786
6,320,000	3.95%, 04/23/2027	6,086,633
9,690,000	4.00%, 07/23/2025	9,698,636
2,300,000	4.35%, 09/08/2026	2,285,963
15,480,000	4.38%, 01/22/2047	15,306,611
5,825,000	3 mo. USD LIBOR + 1.431%, 4.46%, 04/22/2039(4)	5,837,159
	PNC Bank NA
255,000	2.50%, 01/22/2021	250,387
7,465,000	2.70%, 11/01/2022	7,180,818
4,310,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	4,302,583
	Royal Bank of Scotland Group plc
255,000	3.88%, 09/12/2023	249,819
1,000,000	3 mo. USD LIBOR + 2.320%, 4.65%, 09/30/2027(4)(11)	954,500
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	6,750,748
8,145,000	3.70%, 03/28/2022	8,083,193
8,700,000	Santander UK Group Holdings plc 3.57%, 01/10/2023	8,522,489
1,055,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(4)(10)(11)	1,070,464
11,800,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	11,462,226
265,000	Synchrony Bank 3.00%, 06/15/2022	253,144
310,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(6)	269,725
11,470,000	UBS AG 2.45%, 12/01/2020(6)	11,217,660
26,500,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(6)	25,595,381

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,980,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(4)(10)(11)	$1,909,995
2,850,000	Wachovia Corp. 5.50%, 08/01/2035	3,090,224
	Wells Fargo & Co.
17,500,000	2.10%, 07/26/2021	16,873,880
14,455,000	2.63%, 07/22/2022	13,955,154
12,285,000	3.00%, 10/23/2026	11,419,603
11,735,000	3.07%, 01/24/2023	11,460,067
9,965,000	3.45%, 02/13/2023	9,770,361
7,100,000	3 mo. USD LIBOR + 1.230%, 3.57%, 10/31/2023(4)	7,257,679
4,080,000	4.13%, 08/15/2023	4,101,222
5,025,000	4.40%, 06/14/2046	4,804,221
3,690,000	4.65%, 11/04/2044	3,623,246
9,105,000	4.75%, 12/07/2046	9,164,292
3,556,000	4.90%, 11/17/2045	3,643,197
1,475,000	5.38%, 11/02/2043	1,608,620
7,023,000	5.61%, 01/15/2044	7,903,600
	Wells Fargo Bank NA
10,000,000	2.60%, 01/15/2021	9,826,721
11,750,000	3.33%, 07/23/2021(7)	11,759,950

		1,445,263,949

	Commercial Services - 0.4%
727,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(6)	770,620
	APX Group, Inc.
1,775,000	7.63%, 09/01/2023(8)	1,603,446
2,025,000	7.88%, 12/01/2022(8)	2,040,188
255,000	Atento Luxco S.A. 6.13%, 08/10/2022(6)(8)	251,430
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
3,665,000	5.25%, 03/15/2025(6)(8)	3,371,800
2,195,000	5.50%, 04/01/2023(8)	2,162,075
2,445,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(6)	2,493,900
3,735,000	ERAC USA Finance LLC 5.63%, 03/15/2042(6)	4,074,535
2,510,000	Garda World Security Corp. 8.75%, 05/15/2025(6)	2,522,550
1,169,000	Herc Rentals, Inc. 7.50%, 06/01/2022(6)	1,233,295
495,000	IHS Markit Ltd. 4.75%, 02/15/2025(6)	495,619
	Moody’s Corp.
16,195,000	2.63%, 01/15/2023	15,537,879
6,230,000	2.75%, 12/15/2021	6,088,953
775,000	Service Corp. International 4.63%, 12/15/2027	736,250
245,000	Total System Services, Inc. 3.80%, 04/01/2021	246,127
1,675,000	United Rentals North America, Inc. 5.88%, 09/15/2026	1,700,125

		45,328,792

	Construction Materials - 0.0%
495,000	Boise Cascade Co. 5.63%, 09/01/2024(6)	496,267
245,000	Johnson Controls International plc 3.75%, 12/01/2021	245,948
3,105,000	Standard Industries, Inc. 5.38%, 11/15/2024(6)	3,074,882

		3,817,097

	Diversified Financial Services - 1.4%
	AIG Global Funding
9,020,000	2.15%, 07/02/2020(6)	8,822,933

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 5,000,000	2.70%, 12/15/2021(6)	$4,878,893
260,000	Aircastle Ltd. 4.13%, 05/01/2024	252,525
	American Express Co.
6,705,000	2.50%, 08/01/2022	6,447,173
5,127,000	2.65%, 12/02/2022	4,933,187
15,895,000	3.00%, 10/30/2024	15,214,217
10,600,000	3.40%, 02/27/2023	10,516,694
8,010,000	American Express Credit Corp. 2.70%, 03/03/2022	7,824,217
6,700,000	BlackRock, Inc. 3.20%, 03/15/2027	6,475,877
3,560,000	Cboe Global Markets, Inc. 3.65%, 01/12/2027	3,436,937
1,170,000	Fly Leasing Ltd. 5.25%, 10/15/2024	1,102,725
11,609,000	GE Capital International Funding Co. 4.42%, 11/15/2035	11,310,837
2,565,000	goeasy Ltd. 7.88%, 11/01/2022(6)	2,693,532
11,565,000	IHS Markit Ltd. 4.13%, 08/01/2023	11,547,652
240,000	Intercontinental Exchange, Inc. 4.00%, 10/15/2023	244,078
399,000	MassMutual Global Funding II 2.10%, 08/02/2018(6)	399,000
	Nasdaq, Inc.
12,925,000	3.85%, 06/30/2026	12,516,639
10,455,000	4.25%, 06/01/2024	10,550,212
	National Rural Utilities Cooperative Finance Corp.
6,625,000	3.25%, 11/01/2025	6,434,536
245,000	3.40%, 11/15/2023	244,579
1,765,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 08/01/2018	1,765,000
	Navient Corp.
1,767,000	5.50%, 01/25/2023	1,727,243
365,000	5.63%, 08/01/2033	312,075
240,000	5.88%, 03/25/2021	243,600
2,081,000	5.88%, 10/25/2024	2,013,367
1,665,000	6.13%, 03/25/2024	1,640,025
1,816,000	6.50%, 06/15/2022	1,854,590
1,422,000	7.25%, 09/25/2023	1,489,545
	Springleaf Finance Corp.
830,000	5.25%, 12/15/2019	843,488
1,250,000	6.13%, 05/15/2022	1,278,125
255,000	6.88%, 03/15/2025	258,825
1,610,000	7.75%, 10/01/2021	1,738,800
2,815,000	8.25%, 12/15/2020	3,047,237
5,825,000	Synchrony Financial 4.50%, 07/23/2025	5,647,372
3,810,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(6)	3,683,127
400,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(10)	341,691
2,890,000	Vantiv LLC / Vanity Issuer Corp. 4.38%, 11/15/2025(6)	2,734,662
	Visa, Inc.
8,665,000	3.15%, 12/14/2025	8,426,921
2,000,000	4.15%, 12/14/2035	2,099,493
3,635,000	4.30%, 12/14/2045	3,848,389

		170,840,018

	Electric - 3.1%
	Abu Dhabi National Energy Co. PJSC
785,000	3.63%, 01/12/2023(10)	778,491
255,000	4.38%, 04/23/2025(6)	256,543

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 300,000	4.38%, 06/22/2026(10)	$300,184
285,000	4.88%, 04/23/2030(6)	290,010
527,000	5.88%, 12/13/2021(10)	562,615
4,430,000	AEP Texas, Inc. 3.80%, 10/01/2047	4,114,683
2,565,000	AEP Transmission Co. LLC 3.10%, 12/01/2026	2,459,423
	AES Corp.
4,395,000	4.00%, 03/15/2021	4,389,506
4,100,000	5.13%, 09/01/2027	4,141,000
13,090,000	Alabama Power Co. 2.45%, 03/30/2022	12,667,302
5,210,000	Baltimore Gas & Electric Co. 3.50%, 11/15/2021	5,228,460
	Berkshire Hathaway Energy Co.
15,710,000	3.25%, 04/15/2028	14,959,061
245,000	3.75%, 11/15/2023	247,341
500,000	5.95%, 05/15/2037	607,841
6,740,000	CenterPoint Energy, Inc. 2.50%, 09/01/2022	6,468,430
	Centrais Electricas Brasileiras S.A.
1,155,000	5.75%, 10/27/2021(10)	1,162,623
150,000	6.88%, 07/30/2019(10)	153,939
4,840,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	4,544,902
240,000	Comision Federal de Electricidad 4.88%, 01/15/2024(6)	245,400
	Commonwealth Edison Co.
605,000	3.65%, 06/15/2046	555,745
620,000	4.35%, 11/15/2045	639,020
	Consolidated Edison Co. of New York, Inc.
1,195,000	4.50%, 12/01/2045	1,228,248
5,050,000	4.50%, 05/15/2058	5,149,426
5,875,000	4.63%, 12/01/2054	6,011,107
	Dominion Energy, Inc.
250,000	2.50%, 12/01/2019	248,562
11,710,000	3.90%, 10/01/2025	11,571,000
5,145,000	4.25%, 06/01/2028	5,201,093
2,185,000	4.70%, 12/01/2044	2,203,781
3,390,000	7.00%, 06/15/2038	4,294,384
	DTE Energy Co.
4,150,000	3.80%, 03/15/2027	4,089,653
245,000	3.85%, 12/01/2023	244,878
	Duke Energy Carolinas LLC
3,225,000	2.50%, 03/15/2023	3,097,267
9,845,000	2.95%, 12/01/2026	9,360,254
3,270,000	3.75%, 06/01/2045	3,057,990
3,305,000	3.88%, 03/15/2046	3,167,847
3,000,000	5.30%, 02/15/2040	3,468,792
	Duke Energy Corp.
250,000	3.55%, 09/15/2021	251,823
2,935,000	3.75%, 04/15/2024	2,932,052
3,000,000	3.95%, 10/15/2023	3,028,065
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,047,706
1,940,000	4.15%, 12/01/2044	1,948,453
6,845,000	4.20%, 08/15/2045	6,851,467
2,730,000	4.38%, 03/30/2044	2,813,524
214,000	Edison International 2.95%, 03/15/2023	205,889
	Emera U.S. Finance L.P.
255,000	2.70%, 06/15/2021	248,887
1,755,000	4.75%, 06/15/2046	1,745,780
26,350,000	Enel Finance International N.V. 3.50%, 04/06/2028(6)	23,872,162

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Entergy Corp.
$ 1,930,000	2.95%, 09/01/2026	$1,769,567
245,000	4.00%, 07/15/2022	248,993
2,775,000	Eversource Energy 2.80%, 05/01/2023	2,673,218
2,105,000	Exelon Corp. 3.40%, 04/15/2026	2,012,073
9,580,000	FirstEnergy Corp. 7.38%, 11/15/2031	12,401,044
	FirstEnergy Transmission LLC
7,260,000	4.35%, 01/15/2025(6)	7,293,305
2,790,000	5.45%, 07/15/2044(6)	3,094,136
	Fortis, Inc.
4,960,000	2.10%, 10/04/2021	4,723,812
7,060,000	3.06%, 10/04/2026	6,467,148
4,570,000	Georgia Power Co. 2.40%, 04/01/2021	4,450,915
	Infraestructura Energetica Nova S.A.B. de C.V.
4,400,000	3.75%, 01/14/2028(6)	3,972,100
5,460,000	4.88%, 01/14/2048(6)	4,763,850
7,155,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	6,904,502
955,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(6)(10)	932,504
	ITC Holdings Corp.
7,280,000	2.70%, 11/15/2022	6,993,359
6,355,000	3.25%, 06/30/2026	5,967,962
255,000	Kansas City Power & Light Co. 3.15%, 03/15/2023	247,666
4,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(6)	4,401,343
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,678,044
930,000	Minejesa Capital B.V. 4.63%, 08/10/2030(10)	872,617
255,000	NextEra Energy Capital Holdings, Inc. 2.80%, 01/15/2023	245,672
270,000	NextEra Energy Operating Partners L.P. 4.50%, 09/15/2027(6)	254,137
	Oncor Electric Delivery Co. LLC
5,666,000	2.95%, 04/01/2025	5,420,750
3,915,000	4.10%, 06/01/2022	4,002,493
	Pacific Gas & Electric Co.
12,005,000	2.95%, 03/01/2026	10,838,192
5,575,000	3.30%, 12/01/2027	5,101,076
2,195,000	3.40%, 08/15/2024	2,090,145
6,000,000	3.50%, 06/15/2025	5,680,709
2,143,000	3.75%, 02/15/2024	2,091,300
656,000	3.75%, 08/15/2042	564,600
260,000	3.85%, 11/15/2023	255,411
2,999,000	4.30%, 03/15/2045	2,737,557
251,000	4.45%, 04/15/2042	232,726
2,400,000	6.05%, 03/01/2034	2,644,344
3,500,000	PacifiCorp 4.10%, 02/01/2042	3,466,641
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(6)	7,400,996
	Perusahaan Listrik Negara PT
850,000	5.45%, 05/21/2028(6)	883,364
980,000	6.15%, 05/21/2048(6)	1,044,737
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,685,532
250,000	PPL Capital Funding, Inc. 3.40%, 06/01/2023	244,417
1,930,000	Public Service Co. of Colorado 3.60%, 09/15/2042	1,804,182

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 230,000	Puget Energy, Inc. 5.63%, 07/15/2022	$243,324
4,770,000	San Diego Gas & Electric Co. 3.60%, 09/01/2023	4,798,695
	SCANA Corp.
5,000,000	4.13%, 02/01/2022	4,939,777
240,000	4.75%, 05/15/2021	242,095
9,647,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	8,880,400
	South Carolina Electric & Gas Co.
5,745,000	4.10%, 06/15/2046	5,239,739
1,930,000	5.30%, 05/15/2033	2,046,783
	Southern California Edison Co.
565,000	3.70%, 08/01/2025	564,178
353,000	3.90%, 03/15/2043	330,716
131,000	4.00%, 04/01/2047	125,406
6,361,000	4.13%, 03/01/2048	6,168,184
1,300,000	5.55%, 01/15/2037	1,459,185
220,000	6.00%, 01/15/2034	254,289
1,010,000	6.05%, 03/15/2039	1,210,281
	Southern Co.
20,545,000	2.75%, 06/15/2020	20,366,051
4,055,000	2.95%, 07/01/2023	3,930,280
5,005,000	4.40%, 07/01/2046	5,001,244
250,000	Southwestern Public Service Co. 3.30%, 06/15/2024	244,837
	Star Energy Geothermal Wayang Windu Ltd.
600,000	6.75%, 04/24/2033(6)	572,778
200,000	6.75%, 04/24/2033(10)	190,926
3,050,000	State Grid Overseas Investment Ltd. 4.25%, 05/02/2028(6)	3,070,892

		385,549,808

	Electrical Components & Equipment - 0.0%
EUR 1,955,000	Energizer Gamma Acquisition B.V. 4.63%, 07/15/2026(6)	2,334,201

	Electronics - 0.0%
$ 250,000	Avnet, Inc. 3.75%, 12/01/2021	248,319
250,000	Keysight Technologies, Inc. 3.30%, 10/30/2019	249,044

		497,363

	Energy-Alternate Sources - 0.0%
800,000	Azure Power Energy Ltd. 5.50%, 11/03/2022(10)	768,992
	Greenko Dutch B.V.
265,000	4.88%, 07/24/2022(10)	256,865
640,000	5.25%, 07/24/2024(10)	609,600

		1,635,457

	Engineering & Construction - 0.2%
	Mexico City Airport Trust
8,305,000	3.88%, 04/30/2028(6)	7,590,770
8,295,000	4.25%, 10/31/2026(6)	7,894,766
	SBA Tower Trust
11,750,000	3.17%, 04/09/2047(6)	11,504,036
2,705,000	3.45%, 03/15/2048(6)	2,668,605

		29,658,177

	Entertainment - 0.2%
3,030,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(6)	2,916,375
7,101,000	Discovery Communications LLC 2.80%, 06/15/2020(6)	7,007,239
2,045,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	2,065,450

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 235,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 11/01/2023	$242,638
3,060,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(6)	3,197,700
4,885,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(6)	4,610,316
3,015,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	3,158,212

		23,197,930

	Environmental Control - 0.1%
1,975,000	Clean Harbors, Inc. 5.13%, 06/01/2021	1,979,937
6,550,000	Republic Services, Inc. 3.55%, 06/01/2022	6,570,185
3,440,000	Tervita Escrow Corp. 7.63%, 12/01/2021(6)	3,553,004
260,000	Waste Management, Inc. 2.40%, 05/15/2023	247,638
1,170,000	Waste Pro USA, Inc. 5.50%, 02/15/2026(6)	1,117,350

		13,468,114

	Food - 0.6%
6,705,000	Danone S.A. 2.59%, 11/02/2023(6)	6,323,723
9,390,000	JM Smucker Co. 3.38%, 12/15/2027	8,784,998
	Kraft Heinz Foods Co.
10,830,000	3.00%, 06/01/2026	9,925,543
4,115,000	3.95%, 07/15/2025	4,037,188
18,780,000	4.00%, 06/15/2023	18,848,859
8,460,000	4.38%, 06/01/2046	7,521,364
1,870,000	5.00%, 07/15/2035	1,856,520
265,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	246,781
	Post Holdings, Inc.
4,175,000	5.00%, 08/15/2026(6)	3,934,938
1,320,000	5.63%, 01/15/2028(6)	1,257,300
1,820,000	5.75%, 03/01/2027(6)	1,769,950
270,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(6)	265,248
	Sysco Corp.
3,140,000	3.30%, 07/15/2026	2,998,635
960,000	4.50%, 04/01/2046	954,275
	TreeHouse Foods, Inc.
2,340,000	4.88%, 03/15/2022	2,340,702
605,000	6.00%, 02/15/2024(6)(8)	605,000

		71,671,024

	Food Service - 0.0%
260,000	Aramark Services, Inc. 4.75%, 06/01/2026	252,850
505,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(6)	489,850

		742,700

	Forest Products & Paper - 0.1%
250,000	Fibria Overseas Finance Ltd. 5.25%, 05/12/2024	256,562
	International Paper Co.
6,035,000	3.65%, 06/15/2024	5,988,837
5,345,000	4.40%, 08/15/2047	4,994,107
1,869,000	5.00%, 09/15/2035	1,898,596
745,000	7.30%, 11/15/2039	950,074

		14,088,176

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Gas - 0.3%
$ 250,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.63%, 05/20/2024	$246,250
6,310,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	6,437,555
20,000,000	NiSource, Inc. 2.65%, 11/17/2022	19,180,297
	Sempra Energy
8,750,000	2.40%, 02/01/2020	8,645,784
250,000	2.85%, 11/15/2020	246,444
265,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	248,313

		35,004,643

	Healthcare-Products - 0.9%
	Abbott Laboratories
5,905,000	2.90%, 11/30/2021	5,824,597
6,550,000	4.75%, 11/30/2036	7,031,536
	Becton Dickinson and Co.
23,605,000	2.89%, 06/06/2022	22,919,668
18,325,000	3.36%, 06/06/2024	17,677,048
	Boston Scientific Corp.
7,000,000	3.38%, 05/15/2022	6,919,849
18,305,000	4.00%, 03/01/2028	18,079,622
4,975,000	Covidien International Finance S.A. 4.20%, 06/15/2020	5,068,710
11,038,000	Medtronic, Inc. 4.38%, 03/15/2035	11,610,711
4,720,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(6)	4,790,800
4,690,000	Stryker Corp. 4.63%, 03/15/2046	4,831,153
4,055,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	3,934,115
250,000	Zimmer Biomet Holdings, Inc. 3.15%, 04/01/2022	245,648

		108,933,457

	Healthcare-Services - 1.2%
10,560,000	Aetna, Inc. 2.80%, 06/15/2023	10,117,087
	Anthem, Inc.
4,760,000	3.13%, 05/15/2022	4,690,527
3,100,000	3.30%, 01/15/2023	3,051,084
3,175,000	3.50%, 08/15/2024	3,094,484
18,420,000	3.65%, 12/01/2027	17,551,734
6,335,000	4.38%, 12/01/2047	6,026,963
2,795,000	4.55%, 03/01/2048	2,747,621
3,315,000	4.63%, 05/15/2042	3,260,255
	Cigna Corp.
3,445,000	3.05%, 10/15/2027	3,133,839
4,305,000	3.25%, 04/15/2025	4,085,499
8,070,000	3.88%, 10/15/2047	6,980,578
245,000	4.00%, 02/15/2022	248,783
2,060,000	Coventry Health Care, Inc. 5.45%, 06/15/2021	2,159,787
	Envision Healthcare Corp.
38,000	5.13%, 07/01/2022(6)	38,356
214,000	5.63%, 07/15/2022	218,815
3,335,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	3,472,569
	HCA, Inc.
255,000	5.00%, 03/15/2024	258,825
4,115,000	5.38%, 02/01/2025	4,166,437
2,125,000	5.88%, 05/01/2023	2,223,281
1,627,000	7.50%, 11/15/2095	1,598,527

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Humana, Inc.
$ 5,895,000	2.50%, 12/15/2020	$5,774,550
3,555,000	3.85%, 10/01/2024	3,543,347
14,570,000	3.95%, 03/15/2027	14,379,057
245,000	Laboratory Corp. of America Holdings 4.00%, 11/01/2023	247,012
250,000	Tenet Healthcare Corp. 4.38%, 10/01/2021	249,062
	UnitedHealth Group, Inc.
13,110,000	3.15%, 06/15/2021	13,115,223
10,000,000	3.50%, 06/15/2023	10,030,732
9,685,000	4.63%, 07/15/2035	10,358,253
1,981,000	6.88%, 02/15/2038	2,645,277
4,445,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(6)	4,322,762

		143,790,326

	Holding Companies-Diversified - 0.0%
250,000	Alfa S.A.B. de C.V. 5.25%, 03/25/2024(6)	257,753

	Home Builders - 0.1%
2,970,000	AV Homes, Inc. 6.63%, 05/15/2022	3,059,100
	Beazer Homes USA, Inc.
830,000	5.88%, 10/15/2027(8)	728,325
865,000	6.75%, 03/15/2025	813,100
1,950,000	8.75%, 03/15/2022	2,070,997
	KB Home
1,450,000	7.00%, 12/15/2021	1,528,126
1,586,000	8.00%, 03/15/2020	1,685,125
245,000	Lennar Corp. 4.75%, 11/15/2022	245,000
	M/I Homes, Inc.
750,000	5.63%, 08/01/2025	703,350
2,440,000	6.75%, 01/15/2021	2,494,900
245,000	PulteGroup, Inc. 5.50%, 03/01/2026	241,634

		13,569,657

	Household Products - 0.0%
3,480,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,844,400

	Household Products/Wares - 0.1%
EUR 2,380,000	Diamond (BC) B.V. 5.63%, 08/15/2025(6)	2,561,188
	S.C. Johnson & Son, Inc.
$ 2,520,000	4.00%, 05/15/2043(6)	2,441,202
1,840,000	4.75%, 10/15/2046(6)	2,000,221

		7,002,611

	Insurance - 1.5%
1,905,000	ACE Capital Trust II 9.70%, 04/01/2030	2,628,900
	American International Group, Inc.
4,345,000	3.88%, 01/15/2035	3,962,643
5,180,000	4.70%, 07/10/2035	5,164,343
	Aon plc
4,775,000	3.50%, 06/14/2024	4,643,853
5,480,000	3.88%, 12/15/2025	5,421,493
2,300,000	4.25%, 12/12/2042	2,113,935
11,664,000	4.75%, 05/15/2045	11,774,580
	AXA Equitable Holdings, Inc.
3,345,000	3.90%, 04/20/2023(6)	3,324,985
15,770,000	4.35%, 04/20/2028(6)	15,433,639
3,460,000	Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	3,585,897

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 9,800,000	CNA Financial Corp. 3.45%, 08/15/2027	$9,032,175
	Genworth Holdings, Inc.
205,000	4.80%, 02/15/2024	181,425
900,000	4.90%, 08/15/2023	814,500
770,000	7.20%, 02/15/2021	800,338
1,250,000	7.63%, 09/24/2021	1,300,000
65,000	7.70%, 06/15/2020(8)	67,275
255,000	Loews Corp. 2.63%, 05/15/2023	244,107
	Marsh & McLennan Cos., Inc.
7,485,000	2.75%, 01/30/2022	7,300,263
1,635,000	3.75%, 03/14/2026	1,631,557
3,900,000	4.05%, 10/15/2023	3,953,669
1,008,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(6)	1,566,027
8,334,000	MassMutual Global Funding II 2.50%, 04/13/2022(6)	8,101,940
2,010,000	MetLife, Inc. 4.60%, 05/13/2046	2,056,073
	Metropolitan Life Global Funding I
7,020,000	1.75%, 09/19/2019(6)	6,925,029
15,080,000	2.40%, 01/08/2021(6)	14,771,362
13,735,000	3.00%, 09/19/2027(6)	12,788,843
700,000	MGIC Investment Corp. 5.75%, 08/15/2023	721,665
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(6)	7,674,823
	New York Life Global Funding
14,915,000	1.95%, 09/28/2020(6)	14,521,795
14,205,000	3.00%, 01/10/2028(6)	13,303,027
1,605,000	Radian Group, Inc. 4.50%, 10/01/2024	1,556,850
3,170,000	Trinity Acquisition plc 4.40%, 03/15/2026	3,147,504
4,230,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(6)	4,177,125
10,435,000	Willis North America, Inc. 3.60%, 05/15/2024	10,168,399

		184,860,039

	Internet - 0.7%
	Alibaba Group Holding Ltd.
5,085,000	2.80%, 06/06/2023	4,905,059
18,635,000	3.40%, 12/06/2027	17,460,634
10,585,000	4.00%, 12/06/2037	9,915,762
8,675,000	4.20%, 12/06/2047	8,136,685
	Amazon.com, Inc.
2,910,000	2.80%, 08/22/2024	2,811,185
13,385,000	3.88%, 08/22/2037	13,318,568
5,935,000	4.05%, 08/22/2047	5,850,353
5,535,000	4.95%, 12/05/2044	6,265,754
250,000	Symantec Corp. 3.95%, 06/15/2022	244,382
	Tencent Holdings Ltd.
14,930,000	3.60%, 01/19/2028(6)	14,238,441
5,230,000	3.93%, 01/19/2038(6)	4,848,197
235,000	Zayo Group LLC / Zayo Capital, Inc. 6.38%, 05/15/2025	243,225

		88,238,245

	Iron/Steel - 0.4%
200,000	ABJA Investment Co. Pte Ltd. 4.45%, 07/24/2023(10)	190,102
	AK Steel Corp.
265,000	6.38%, 10/15/2025	244,463
2,230,000	7.00%, 03/15/2027(8)	2,115,712

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,375,000	7.63%, 10/01/2021	$1,399,063
8,070,000	ArcelorMittal 6.13%, 06/01/2025(8)	8,741,424
720,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(6)	688,507
250,000	GTL Trade Finance, Inc. 5.89%, 04/29/2024(6)	258,438
870,000	JSW Steel Ltd. 5.25%, 04/13/2022(10)	870,000
	Steel Dynamics, Inc.
3,430,000	4.13%, 09/15/2025	3,279,937
665,000	5.13%, 10/01/2021	672,481
1,770,000	5.50%, 10/01/2024	1,807,613
	Vale Overseas Ltd.
250,000	4.38%, 01/11/2022	254,500
12,350,000	6.25%, 08/10/2026	13,585,000
3,670,000	6.88%, 11/21/2036	4,265,274
6,415,000	6.88%, 11/10/2039	7,553,662

		45,926,176

	IT Services - 0.4%
	Apple, Inc.
8,650,000	2.90%, 09/12/2027	8,186,068
3,865,000	3.85%, 08/04/2046	3,732,059
2,895,000	4.25%, 02/09/2047	2,972,733
3,990,000	4.38%, 05/13/2045	4,179,390
1,120,000	4.45%, 05/06/2044	1,187,121
9,180,000	4.65%, 02/23/2046	10,016,321
245,000	DXC Technology Co. 4.45%, 09/18/2022	249,925
	Hewlett Packard Enterprise Co.
235,000	4.90%, 10/15/2025	240,356
12,545,000	6.35%, 10/15/2045	12,837,015

		43,600,988

	Lodging - 0.1%
2,480,000	Boyd Gaming Corp. 6.38%, 04/01/2026	2,535,800
770,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	1,383,236
3,895,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,982,637
255,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.63%, 04/01/2025	248,625
2,720,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(6)	2,808,400
2,185,000	Station Casinos LLC 5.00%, 10/01/2025(6)	2,081,212
3,105,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(6)	2,930,344

		15,970,254

	Machinery-Construction & Mining - 0.2%
2,365,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(6)	2,498,031
23,095,000	Caterpillar Financial Services Corp. 2.55%, 11/29/2022	22,387,383

		24,885,414

	Machinery-Diversified - 0.1%
3,270,000	Cloud Crane LLC 10.13%, 08/01/2024(6)	3,531,600
245,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	248,210

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 6,730,000	John Deere Capital Corp. 2.35%, 01/08/2021	$6,627,179

		10,406,989

	Media - 2.6%
	21st Century Fox America, Inc.
5,595,000	3.38%, 11/15/2026	5,421,143
240,000	4.00%, 10/01/2023	243,690
3,890,000	4.95%, 10/15/2045	4,247,181
1,177,000	5.40%, 10/01/2043	1,352,211
3,197,000	6.40%, 12/15/2035	3,996,586
520,000	6.65%, 11/15/2037	678,045
	Altice France S.A.
2,545,000	7.38%, 05/01/2026(6)	2,516,369
4,370,000	8.13%, 02/01/2027(6)	4,463,299
2,040,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(6)	2,029,800
240,000	Belo Corp. 7.25%, 09/15/2027	245,400
	CBS Corp.
16,685,000	2.90%, 06/01/2023(6)	15,837,819
1,140,000	2.90%, 01/15/2027	1,018,462
9,920,000	3.50%, 01/15/2025	9,469,006
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,695,000	5.13%, 05/01/2023(6)	1,690,763
1,600,000	5.25%, 09/30/2022	1,616,000
2,510,000	5.75%, 09/01/2023	2,541,375
205,000	5.75%, 01/15/2024	207,050
1,550,000	5.75%, 02/15/2026(6)	1,540,313
3,030,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(6)	3,027,697
	Charter Communications Operating LLC / Charter Communications Operating Capital
5,455,000	3.58%, 07/23/2020	5,460,101
11,845,000	4.20%, 03/15/2028	11,318,885
6,605,000	4.46%, 07/23/2022	6,714,778
2,135,000	4.91%, 07/23/2025	2,172,076
17,150,000	5.38%, 05/01/2047	16,475,757
3,000,000	5.75%, 04/01/2048	3,011,716
8,613,000	6.48%, 10/23/2045	9,397,264
	Comcast Corp.
9,280,000	3.20%, 07/15/2036	7,944,945
8,755,000	3.40%, 07/15/2046	7,223,045
3,678,000	4.05%, 11/01/2052	3,306,760
4,530,000	4.40%, 08/15/2035	4,474,050
5,000,000	4.60%, 08/15/2045	4,938,980
975,000	5.65%, 06/15/2035	1,093,674
446,000	7.05%, 03/15/2033	566,127
	Cox Communications, Inc.
11,590,000	3.15%, 08/15/2024(6)	10,989,792
10,479,000	4.50%, 06/30/2043(6)	8,972,763
2,286,000	4.70%, 12/15/2042(6)	2,021,300
7,875,000	4.80%, 02/01/2035(6)	7,351,875
2,604,000	6.45%, 12/01/2036(6)	2,866,773
265,000	CSC Holdings LLC 5.38%, 02/01/2028(6)	249,686
	Discovery Communications LLC
6,087,000	3.95%, 06/15/2025(6)	5,972,395
480,000	4.38%, 06/15/2021	490,035
6,880,000	5.20%, 09/20/2047	6,774,320
	DISH DBS Corp.
1,160,000	5.00%, 03/15/2023(8)	1,003,400
1,225,000	5.88%, 07/15/2022	1,145,375
2,535,000	6.75%, 06/01/2021	2,548,435
1,260,000	7.88%, 09/01/2019	1,305,675
270,000	Globo Comunicacao e Participacoes S.A. 4.84%, 06/08/2025(10)	258,188

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Gray Television, Inc.
$ 2,160,000	5.13%, 10/15/2024(6)(8)	$2,073,600
630,000	5.88%, 07/15/2026(6)	615,825
2,350,000	Liberty Interactive LLC 8.25%, 02/01/2030	2,508,766
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	344,213
	Sinclair Television Group, Inc.
570,000	5.13%, 02/15/2027(6)(8)	528,675
925,000	5.88%, 03/15/2026(6)	911,703
995,000	6.13%, 10/01/2022	1,012,413
16,875,000	Sky plc 3.13%, 11/26/2022(6)	16,535,723
	TEGNA, Inc.
2,305,000	4.88%, 09/15/2021(6)	2,296,356
1,285,000	5.50%, 09/15/2024(6)	1,291,425
1,980,000	6.38%, 10/15/2023	2,044,350
	Time Warner Cable LLC
540,000	4.00%, 09/01/2021	541,755
1,875,000	4.50%, 09/15/2042	1,603,043
1,300,000	5.50%, 09/01/2041	1,261,370
10,340,000	5.88%, 11/15/2040	10,341,575
2,825,000	6.75%, 06/15/2039	3,124,114
535,000	8.75%, 02/14/2019	551,352
1,565,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	1,966,655
4,795,000	8.38%, 03/15/2023	5,568,431
2,735,000	Tribune Media Co. 5.88%, 07/15/2022	2,748,675
	Viacom, Inc.
21,620,000	4.25%, 09/01/2023	21,707,051
8,170,000	4.38%, 03/15/2043	7,159,799
12,350,000	4.85%, 12/15/2034	11,612,094
255,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(4)	248,370
1,565,000	Videotron Ltd. 5.00%, 07/15/2022	1,595,518
	Virgin Media Secured Finance plc
260,000	5.25%, 01/15/2026(10)	244,400
250,000	5.50%, 01/15/2025(6)	243,438
	Warner Media LLC
10,175,000	3.60%, 07/15/2025	9,791,652
245,000	4.05%, 12/15/2023	245,037
6,545,000	5.35%, 12/15/2043	6,524,258
5,545,000	3.88%, 01/15/2026	5,366,626
1,740,000	WMG Acquisition Corp. 5.50%, 04/15/2026(6)	1,722,600
260,000	Ziggo Secured Finance B.V. 5.50%, 01/15/2027(6)	247,650

		322,768,891

	Metal Fabricate/Hardware - 0.0%
	Novelis Corp.
1,045,000	5.88%, 09/30/2026(6)	1,001,894
2,810,000	6.25%, 08/15/2024(6)	2,817,025
630,000	TriMas Corp. 4.88%, 10/15/2025(6)	603,225

		4,422,144

	Mining - 0.6%
1,115,000	Alcoa Nederland Holding B.V. 6.13%, 05/15/2028(6)	1,148,450
	Anglo American Capital plc
3,555,000	3.75%, 04/10/2022(6)	3,503,737
6,711,000	4.13%, 09/27/2022(6)	6,714,286
3,300,000	4.50%, 03/15/2028(6)	3,147,435
3,160,000	4.75%, 04/10/2027(6)	3,074,787

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 4,015,000	Barrick North America Finance LLC 5.75%, 05/01/2043	$4,444,728
1,825,000	BHP Billiton Finance USA Ltd. 5.00%, 09/30/2043	2,075,162
260,000	Cia Brasileira de Aluminio 4.75%, 06/17/2024(6)	252,083
2,640,000	Constellium N.V. 5.88%, 02/15/2026(6)	2,600,400
	Corp. Nacional del Cobre de Chile
3,580,000	3.63%, 08/01/2027(6)	3,404,007
245,000	4.50%, 08/13/2023(6)	250,105
	First Quantum Minerals Ltd.
255,000	6.88%, 03/01/2026(6)	248,306
1,410,000	7.00%, 02/15/2021(6)	1,424,100
290,000	7.25%, 04/01/2023(6)	291,087
1,010,000	7.50%, 04/01/2025(6)	1,016,312
	Freeport-McMoRan, Inc.
530,000	4.55%, 11/14/2024	512,444
1,115,000	5.40%, 11/14/2034	1,023,012
	Glencore Finance Canada Ltd.
330,000	5.55%, 10/25/2042(6)	324,486
5,030,000	6.00%, 11/15/2041(6)	5,176,672
12,640,000	Glencore Funding LLC 4.00%, 03/27/2027(6)	11,893,826
7,000,000	Goldcorp, Inc. 3.63%, 06/09/2021	6,975,762
1,940,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,983,650
	New Gold, Inc.
155,000	6.25%, 11/15/2022(6)	146,087
1,530,000	6.38%, 05/15/2025(6)	1,392,300
3,080,000	Newmont Mining Corp. 4.88%, 03/15/2042	3,113,556
7,768,000	Southern Copper Corp. 5.88%, 04/23/2045	8,557,928
1,140,000	Teck Resources Ltd. 5.20%, 03/01/2042	1,043,100

		75,737,808

	Miscellaneous Manufacturing - 0.2%
3,405,000	Bombardier, Inc. 6.13%, 01/15/2023(6)	3,460,331
13,030,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	12,896,181
8,600,000	Siemens Financieringsmaatschappij N.V. 3.13%, 03/16/2024(6)	8,382,578

		24,739,090

	Office/Business Equipment - 0.1%
1,495,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	1,509,950
	Pitney Bowes, Inc.
570,000	4.63%, 03/15/2024(8)	508,013
6,225,000	4.70%, 04/01/2023	5,586,937

		7,604,900

	Oil & Gas - 1.8%
	Anadarko Petroleum Corp.
1,875,000	3.45%, 07/15/2024	1,819,058
1,250,000	4.50%, 07/15/2044	1,190,846
4,475,000	6.45%, 09/15/2036	5,242,502
7,041,000	6.60%, 03/15/2046	8,674,143
17,090,000	Andeavor 3.80%, 04/01/2028	16,335,206
3,865,000	BG Energy Capital plc 4.00%, 10/15/2021(6)	3,915,166

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 4,230,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(6)	$4,284,144
	BP Capital Markets plc
8,835,000	3.22%, 11/28/2023	8,685,581
2,840,000	3.81%, 02/10/2024	2,872,290
2,855,000	California Resources Corp. 8.00%, 12/15/2022(6)(8)	2,555,225
	Canadian Natural Resources Ltd.
2,080,000	2.95%, 01/15/2023	2,009,864
13,400,000	3.85%, 06/01/2027	13,070,565
4,626,000	3.90%, 02/01/2025	4,588,767
3,610,000	CNOOC Finance 2013 Ltd. 3.00%, 05/09/2023	3,469,589
	Continental Resources, Inc.
1,570,000	3.80%, 06/01/2024	1,542,238
391,000	4.50%, 04/15/2023	397,812
553,000	5.00%, 09/15/2022	561,155
	Devon Energy Corp.
1,390,000	5.00%, 06/15/2045	1,436,727
3,695,000	5.60%, 07/15/2041	4,026,706
1,695,000	Ecopetrol S.A. 5.88%, 09/18/2023	1,816,192
245,000	EnCana Corp. 3.90%, 11/15/2021	246,697
2,055,000	Energen Corp. 4.63%, 09/01/2021	2,049,862
705,000	Ensco plc 5.75%, 10/01/2044	512,888
3,075,000	EOG Resources, Inc. 3.90%, 04/01/2035	3,010,213
255,000	EQT Corp. 3.00%, 10/01/2022	245,298
	Gazprom OAO Via Gaz Capital S.A.
495,000	3.85%, 02/06/2020(10)	495,000
1,625,000	9.25%, 04/23/2019(10)	1,688,674
	Hess Corp.
260,000	3.50%, 07/15/2024	247,370
16,940,000	4.30%, 04/01/2027	16,587,520
1,445,000	6.00%, 01/15/2040	1,513,272
1,325,000	7.30%, 08/15/2031	1,548,279
700,000	7.88%, 10/01/2029	852,024
870,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.38%, 06/01/2028(6)	906,975
200,000	Indika Energy Capital II Pte 6.88%, 04/10/2022	202,220
1,455,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(6)	1,429,537
1,320,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(6)	1,379,928
3,470,000	Kerr-McGee Corp. 6.95%, 07/01/2024	3,955,303
	MEG Energy Corp.
2,360,000	6.38%, 01/30/2023(6)	2,129,900
1,485,000	6.50%, 01/15/2025(6)	1,460,869
690,000	7.00%, 03/31/2024(6)	623,588
2,020,000	Noble Energy, Inc. 8.00%, 04/01/2027	2,423,502
	Petrobras Global Finance B.V.
270,000	4.38%, 05/20/2023	260,145
4,760,000	5.75%, 02/01/2029	4,367,300
1,655,000	6.00%, 01/27/2028(10)	1,565,961
109,000	6.13%, 01/17/2022	113,000
	Petroleos Mexicanos
3,245,000	5.35%, 02/12/2028(10)	3,031,803
1,467,000	6.35%, 02/12/2048(6)	1,303,796
3,965,000	6.50%, 03/13/2027	4,024,475

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 3,790,000	6.75%, 09/21/2047	$3,510,715
110,000	6.88%, 08/04/2026	114,950
10,155,000	Phillips 66 3.90%, 03/15/2028	10,008,898
1,001,000	Pioneer Natural Resources Co. 7.20%, 01/15/2028	1,188,905
	QEP Resources, Inc.
4,270,000	5.25%, 05/01/2023	4,205,950
435,000	5.63%, 03/01/2026(8)	418,688
230,000	6.80%, 03/01/2020	240,350
265,000	Range Resources Corp. 5.00%, 03/15/2023	254,069
250,000	Reliance Holding USA, Inc. 5.40%, 02/14/2022(6)(8)	259,568
1,330,000	Rowan Cos., Inc. 5.85%, 01/15/2044	990,850
	Shell International Finance B.V.
4,735,000	4.38%, 05/11/2045	4,958,106
3,250,000	4.55%, 08/12/2043	3,487,454
240,000	Sinopec Group Overseas Development Ltd. 4.38%, 10/17/2023(6)	244,902
	SM Energy Co.
2,550,000	5.00%, 01/15/2024	2,454,375
355,000	6.13%, 11/15/2022(8)	363,875
325,000	Southwestern Energy Co. 6.20%, 01/23/2025	320,531
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(10)	721,317
420,000	6.95%, 03/18/2030(2)(10)	453,852
4,520,000	Statoil ASA 2.65%, 01/15/2024	4,335,150
	Suncor Energy, Inc.
5,000,000	3.60%, 12/01/2024	4,932,299
4,235,000	4.00%, 11/15/2047	4,041,985
260,000	Sunoco L.P. / Sunoco Finance Corp. 4.88%, 01/15/2023(6)	255,507
	Transocean, Inc.
675,000	6.80%, 03/15/2038	563,625
200,000	7.50%, 04/15/2031(8)	187,500
795,000	9.35%, 12/15/2041(2)	793,013
1,366,000	Tullow Oil plc 6.25%, 04/15/2022(6)	1,355,755
	Valero Energy Corp.
3,998,000	3.40%, 09/15/2026	3,820,099
6,465,000	4.35%, 06/01/2028	6,527,475
844,000	4.90%, 03/15/2045	873,175
1,380,000	6.63%, 06/15/2037	1,683,763
2,705,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(6)	2,502,125
	WPX Energy, Inc.
1,275,000	5.25%, 09/15/2024	1,267,031
410,000	5.75%, 06/01/2026	411,025
894,000	6.00%, 01/15/2022	927,525
1,240,000	8.25%, 08/01/2023	1,402,812
	YPF S.A.
1,017,000	6.95%, 07/21/2027(6)	906,401
1,025,000	7.00%, 12/15/2047(6)	821,230
925,000	8.50%, 07/28/2025(10)	925,000
1,030,000	8.75%, 04/04/2024(6)	1,038,961

		220,437,986

	Oil & Gas Services - 0.0%
250,000	Halliburton Co. 3.50%, 08/01/2023	249,167
216,750	Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(6)	230,297

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Weatherford International Ltd.
$ 445,000	5.95%, 04/15/2042	$330,412
1,180,000	6.50%, 08/01/2036	926,300
800,000	7.00%, 03/15/2038(2)	646,000

		2,382,176

	Packaging & Containers - 0.2%
3,780,000	ARD Finance S.A. (7.88% PIK) 7.13%, 09/15/2023(9)	3,817,800
370,000	ARD Securities Finance S.a.r.l. (8.75% Cash, 8.75% PIK) 8.75%, 01/31/2023(6)(9)	370,000
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
725,000	6.00%, 02/15/2025(6)	707,781
570,000	7.25%, 05/15/2024(6)	594,225
255,000	Ball Corp. 4.00%, 11/15/2023	247,988
2,470,000	Berry Global, Inc. 6.00%, 10/15/2022	2,525,575
2,055,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(6)	1,931,700
2,855,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(6)	2,776,487
485,000	Graphic Packaging International LLC 4.75%, 04/15/2021	489,850
2,665,000	Multi-Color Corp. 4.88%, 11/01/2025(6)	2,471,787
655,000	OI European Group B.V. 4.00%, 03/15/2023(6)	618,975
	Owens-Brockway Glass Container, Inc.
1,610,000	5.88%, 08/15/2023(6)	1,634,150
2,710,000	6.38%, 08/15/2025(6)	2,777,750
845,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(6)	775,288
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
3,240,000	5.13%, 07/15/2023(6)	3,221,856
1,155,000	7.00%, 07/15/2024(6)	1,169,438

		26,130,650

	Pharmaceuticals - 2.1%
4,245,000	Abbott Laboratories 2.55%, 03/15/2022	4,121,138
260,000	AbbVie, Inc. 2.85%, 05/14/2023	250,118
	Allergan Funding SCS
12,945,000	3.45%, 03/15/2022	12,798,639
10,000,000	3.80%, 03/15/2025	9,811,517
15,125,000	AstraZeneca plc 3.38%, 11/16/2025	14,647,280
	Bausch Health Cos., Inc.
4,800,000	5.50%, 03/01/2023(6)	4,548,000
6,510,000	5.88%, 05/15/2023(6)	6,252,855
1,970,000	6.13%, 04/15/2025(6)	1,846,875
245,000	6.50%, 03/15/2022(6)	255,462
255,000	7.00%, 03/15/2024(6)	270,364
360,000	9.00%, 12/15/2025(6)	381,312
1,310,000	Baxalta, Inc. 3.60%, 06/23/2022	1,290,892
	Bayer U.S. Finance LLC
270,000	2.85%, 04/15/2025(6)	248,498
2,900,000	4.20%, 07/15/2034(6)	2,752,931
9,260,000	4.38%, 12/15/2028(6)	9,358,252
7,820,000	4.25%, 12/15/2025(6)	7,908,098
	Cardinal Health, Inc.
255,000	2.62%, 06/15/2022	243,792
5,365,000	3.41%, 06/15/2027	4,942,711
4,505,000	3.50%, 11/15/2024	4,335,669

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,495,000	4.37%, 06/15/2047	$1,328,513
535,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(6)	524,300
	CVS Health Corp.
21,820,000	3.13%, 03/09/2020	21,814,139
17,840,000	4.10%, 03/25/2025	17,837,343
6,500,000	4.30%, 03/25/2028	6,480,670
11,570,000	4.78%, 03/25/2038	11,660,008
14,680,000	5.05%, 03/25/2048	15,212,846
265,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 5.88%, 10/15/2024(6)(8)	261,105
3,555,000	6.00%, 07/15/2023(6)	3,021,750
3,505,000	6.00%, 02/01/2025(6)	2,812,763
10,000,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	10,015,997
8,515,000	GlaxoSmithKline Capital, plc. 3.13%, 05/14/2021	8,516,993
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	6,268,031
260,000	McKesson Corp. 2.85%, 03/15/2023	248,087
4,040,000	Merck & Co., Inc. 3.70%, 02/10/2045	3,917,467
	Mylan N.V.
2,655,000	3.75%, 12/15/2020	2,662,968
7,445,000	5.25%, 06/15/2046	7,393,671
	Mylan, Inc.
6,700,000	4.55%, 04/15/2028(6)	6,603,462
7,080,000	5.20%, 04/15/2048(6)	6,967,193
250,000	Perrigo Finance Unlimited Co. 3.50%, 03/15/2021	247,962
	Pfizer, Inc.
4,525,000	4.00%, 12/15/2036	4,534,687
1,000,000	4.30%, 06/15/2043	1,031,914
1,450,000	7.20%, 03/15/2039	2,034,383
	Shire Acquisitions Investments Ireland DAC
19,145,000	2.40%, 09/23/2021	18,452,714
2,580,000	3.20%, 09/23/2026	2,384,177
1,775,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	1,721,805
910,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	773,375
285,000	2.80%, 07/21/2023	257,559
255,000	Zoetis, Inc. 3.25%, 02/01/2023	250,908

		251,501,193

	Pipelines - 2.0%
1,355,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(6)	1,297,347
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
4,600,000	3.50%, 12/01/2022	4,520,548
8,795,000	4.25%, 12/01/2027	8,642,611
	DCP Midstream Operating L.P.
260,000	3.88%, 03/15/2023	252,850
55,000	5.38%, 07/15/2025	56,169
	Enbridge, Inc.
3,175,000	3.70%, 07/15/2027	3,070,105
255,000	3 mo. USD LIBOR + 3.641%, 6.25%, 03/01/2078(4)	249,008
	Energy Transfer Equity L.P.
70,000	4.25%, 03/15/2023	68,075
2,225,000	5.50%, 06/01/2027	2,280,625
425,000	7.50%, 10/15/2020	453,687
	Energy Transfer Partners L.P.
9,125,000	4.20%, 09/15/2023	9,137,743
2,275,000	4.90%, 03/15/2035	2,138,217

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,785,000	5.15%, 03/15/2045	$2,572,611
940,000	6.05%, 06/01/2041	970,366
265,000	7.50%, 07/01/2038	308,947
	Enterprise Products Operating LLC
125,000	3.70%, 02/15/2026	123,238
730,000	4.45%, 02/15/2043	709,381
1,516,000	4.85%, 08/15/2042	1,556,009
3,310,000	4.85%, 03/15/2044	3,400,389
1,025,000	5.10%, 02/15/2045	1,083,964
1,300,000	5.95%, 02/01/2041	1,502,317
	EQT Midstream Partners L.P.
12,740,000	4.75%, 07/15/2023	12,828,075
7,190,000	5.50%, 07/15/2028	7,343,629
	Kinder Morgan Energy Partners L.P.
1,930,000	4.25%, 09/01/2024	1,945,432
1,475,000	4.30%, 05/01/2024	1,489,897
3,155,000	5.80%, 03/15/2035	3,362,128
	Kinder Morgan, Inc.
925,000	5.05%, 02/15/2046	915,507
380,000	5.30%, 12/01/2034	387,874
382,000	5.55%, 06/01/2045	402,672
	MPLX L.P.
5,980,000	4.50%, 04/15/2038	5,680,808
6,900,000	4.90%, 04/15/2058	6,405,632
255,000	NuStar Logistics L.P. 4.75%, 02/01/2022	249,900
3,110,000	Peru LNG Srl 5.38%, 03/22/2030(6)	3,168,157
255,000	Plains All American Pipeline L.P. 3.85%, 10/15/2023	250,955
	Sabine Pass Liquefaction LLC
5,670,000	5.00%, 03/15/2027	5,850,873
14,845,000	5.63%, 03/01/2025	15,914,196
4,850,000	5.88%, 06/30/2026	5,274,663
1,394,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(6)	1,532,926
	Spectra Energy Partners L.P.
6,450,000	3.38%, 10/15/2026	6,048,185
705,000	4.50%, 03/15/2045	664,881
	Sunoco Logistics Partners Operations L.P.
5,100,000	5.30%, 04/01/2044	4,805,985
4,630,000	5.35%, 05/15/2045	4,382,628
14,465,000	TC PipeLines L.P. 3.90%, 05/25/2027	13,660,836
	Texas Eastern Transmission L.P.
255,000	2.80%, 10/15/2022(6)	244,219
6,195,000	3.50%, 01/15/2028(6)	5,829,193
	TransCanada PipeLines Ltd.
11,675,000	4.25%, 05/15/2028	11,822,377
1,080,000	6.20%, 10/15/2037	1,275,443
1,600,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028(6)	1,575,320
	Valero Energy Partners L.P.
17,545,000	4.38%, 12/15/2026	17,454,270
8,795,000	4.50%, 03/15/2028	8,716,554
	Western Gas Partners L.P.
5,980,000	4.50%, 03/01/2028	5,840,612
12,220,000	5.30%, 03/01/2048	11,702,111
	Williams Partners L.P.
17,260,000	3.75%, 06/15/2027	16,635,648
1,160,000	4.30%, 03/04/2024	1,169,959
5,155,000	4.50%, 11/15/2023	5,267,769
970,000	5.40%, 03/04/2044	997,334
2,750,000	6.30%, 04/15/2040	3,153,982

		238,644,837

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Real Estate - 0.0%
$ 260,000	Country Garden Holdings Co., Ltd. 4.75%, 01/17/2023(10)	$239,676
255,000	Longfor Group Holdings Ltd. 3.88%, 07/13/2022(10)	244,582
1,470,000	Shimao Property Holdings Ltd. 4.75%, 07/03/2022(10)	1,400,668

		1,884,926

	Real Estate Investment Trusts - 0.4%
12,510,000	American Tower Corp. 2.25%, 01/15/2022	11,973,021
245,000	Boston Properties L.P. 3.85%, 02/01/2023	246,218
260,000	Brixmor Operating Partnership L.P. 3.25%, 09/15/2023	248,673
	Crown Castle International Corp.
22,815,000	3.15%, 07/15/2023	21,904,060
13,000,000	3.20%, 09/01/2024	12,354,724
605,000	3.70%, 06/15/2026	572,458
240,000	HCP, Inc. 4.25%, 11/15/2023	240,838
255,000	Iron Mountain US Holdings, Inc. 5.38%, 06/01/2026(6)	242,569
265,000	Iron Mountain, Inc. 5.25%, 03/15/2028(6)	245,125
255,000	Kimco Realty Corp. 3.13%, 06/01/2023	244,475
240,000	Realty Income Corp. 4.65%, 08/01/2023	247,928
245,000	Simon Property Group L.P. 3.75%, 02/01/2024	245,437
250,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	244,991
245,000	VEREIT Operating Partnership L.P. 4.60%, 02/06/2024	245,305

		49,255,822

	Retail - 1.0%
6,890,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(6)	6,605,788
4,115,000	AutoNation, Inc. 3.35%, 01/15/2021	4,088,885
1,675,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(6)	1,560,346
619,000	CEC Entertainment, Inc. 8.00%, 02/15/2022(2)	547,815
	CVS Health Corp.
6,460,000	2.13%, 06/01/2021	6,237,039
5,330,000	2.75%, 12/01/2022	5,114,881
9,435,000	5.13%, 07/20/2045	9,817,017
	CVS Pass-Through Trust
12,626	6.04%, 12/10/2028	13,405
28,080	6.94%, 01/10/2030	31,272
	Ferrellgas L.P. / Ferrellgas Finance Corp.
466,000	6.50%, 05/01/2021	425,225
1,470,000	6.75%, 01/15/2022(8)	1,315,650
1,112,000	6.75%, 06/15/2023(8)	961,880
	Home Depot, Inc.
7,787,000	3.50%, 09/15/2056	6,871,280
7,230,000	4.25%, 04/01/2046	7,463,149
1,265,000	4.88%, 02/15/2044	1,411,237
2,050,000	5.88%, 12/16/2036	2,525,024
	L Brands, Inc.
250,000	5.25%, 02/01/2028(8)	220,000
240,000	5.63%, 02/15/2022	244,500

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Lowe’s Cos., Inc.
$ 4,715,000	3.70%, 04/15/2046	$4,321,206
5,365,000	4.05%, 05/03/2047	5,237,080
	McDonald’s Corp.
7,180,000	4.45%, 03/01/2047	7,236,349
9,030,000	4.60%, 05/26/2045	9,272,883
5,000,000	6.30%, 10/15/2037	6,126,966
1,568,000	Party City Holdings, Inc. 6.13%, 08/15/2023(6)(8)	1,571,920
1,720,000	PetSmart, Inc. 5.88%, 06/01/2025(6)	1,350,200
250,000	QVC, Inc. 3.13%, 04/01/2019	249,977
2,500,000	Staples, Inc. 8.50%, 09/15/2025(6)	2,350,000
5,670,000	United Rentals North America, Inc. 4.88%, 01/15/2028	5,296,234
255,000	Walgreen Co. 3.10%, 09/15/2022	249,454
4,935,000	Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	4,673,183
2,050,000	Walmart, Inc. 3.63%, 12/15/2047	1,947,337
18,625,000	3.40%, 06/26/2023	18,717,842

		124,055,024

	Semiconductors - 0.8%
255,000	Analog Devices, Inc. 3.13%, 12/05/2023	246,506
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
19,480,000	2.38%, 01/15/2020	19,206,867
15,060,000	2.65%, 01/15/2023	14,133,587
30,235,000	3.63%, 01/15/2024	29,251,760
10,455,000	3.88%, 01/15/2027	9,804,987
900,000	Entegris, Inc. 4.63%, 02/10/2026(6)	852,750
	Intel Corp.
4,480,000	2.88%, 05/11/2024	4,357,218
3,468,000	3.73%, 12/08/2047	3,331,324
1,700,000	4.10%, 05/19/2046	1,715,572
12,790,000	Microchip Technology, Inc. 4.33%, 06/01/2023(6)	12,785,646
3,165,000	Micron Technology, Inc. 5.50%, 02/01/2025	3,271,819
	Sensata Technologies B.V.
1,020,000	5.00%, 10/01/2025(6)	1,020,000
1,475,000	5.63%, 11/01/2024(6)	1,530,312

		101,508,348

	Software - 1.1%
1,786,000	Camelot Finance S.A. 7.88%, 10/15/2024(6)	1,772,605
90,000	CDK Global, Inc. 5.88%, 06/15/2026	92,250
1,675,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(6)	1,620,562
	Fidelity National Information Services, Inc.
12,215,000	3.00%, 08/15/2026	11,316,202
250,000	3.50%, 04/15/2023	247,570
5,390,000	4.50%, 08/15/2046	5,075,690
	First Data Corp.
2,490,000	5.38%, 08/15/2023(6)	2,524,237
1,495,000	5.75%, 01/15/2024(6)	1,528,937
2,180,000	7.00%, 12/01/2023(6)	2,280,825
510,000	Infor Software Parent LLC (7.13% Cash, 7.88% PIK) 7.13%, 05/01/2021(6)(9)	515,100
	Infor U.S., Inc.
155,000	5.75%, 08/15/2020(6)	157,131

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 4,223,000	6.50%, 05/15/2022	$4,275,787
213,000	IQVIA, Inc. 5.00%, 10/15/2026(6)	212,297
	Microsoft Corp.
1,115,000	3.30%, 02/06/2027	1,101,182
6,350,000	3.45%, 08/08/2036	6,116,076
3,805,000	3.50%, 02/12/2035	3,703,386
1,400,000	3.70%, 08/08/2046	1,359,672
1,980,000	3.75%, 02/12/2045	1,945,969
6,750,000	3.95%, 08/08/2056	6,737,986
3,065,000	4.10%, 02/06/2037	3,214,457
5,190,000	4.25%, 02/06/2047	5,509,960
6,030,000	4.45%, 11/03/2045	6,596,674
775,000	4.75%, 11/03/2055	883,475
240,000	Open Text Corp. 5.88%, 06/01/2026(6)	246,000
	Oracle Corp.
8,000,000	2.65%, 07/15/2026	7,476,671
10,835,000	2.95%, 11/15/2024	10,501,764
2,100,000	3.85%, 07/15/2036	2,048,725
10,105,000	3.90%, 05/15/2035	9,977,381
5,835,000	4.00%, 11/15/2047	5,674,486
4,300,000	6.50%, 04/15/2038	5,572,576
	salesforce.com, Inc.
10,935,000	3.25%, 04/11/2023	10,906,763
6,400,000	3.70%, 04/11/2028	6,422,846
10,185,000	Western Digital Corp. 4.75%, 02/15/2026	10,013,128
1,300,000	Workday, Inc. 0.25%, 10/01/2022(6)	1,371,014

		138,999,384

	Telecommunications - 2.4%
	Altice Financing S.A.
1,715,000	6.63%, 02/15/2023(6)	1,734,294
2,380,000	7.50%, 05/15/2026(6)	2,317,168
255,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	249,394
	AT&T, Inc.
4,135,000	3.80%, 03/01/2024	4,094,659
25,505,000	4.10%, 02/15/2028(6)	24,579,804
3,335,000	4.13%, 02/17/2026	3,292,326
9,925,000	4.25%, 03/01/2027	9,821,564
21,745,000	4.30%, 02/15/2030(6)	20,792,793
1,265,000	4.50%, 05/15/2035	1,183,369
1,735,000	4.55%, 03/09/2049	1,529,015
315,000	5.15%, 03/15/2042	303,607
270,000	Axtel S.A.B. de C.V. 6.38%, 11/14/2024(6)	264,938
245,000	Bharti Airtel International Netherlands B.V. 5.13%, 03/11/2023(6)	245,043
	CenturyLink, Inc.
4,151,000	5.63%, 04/01/2025(8)	3,964,205
250,000	5.80%, 03/15/2022	249,688
639,000	7.50%, 04/01/2024(8)	667,761
	Cisco Systems, Inc.
2,360,000	5.50%, 01/15/2040	2,858,061
3,322,000	5.90%, 02/15/2039	4,165,840
735,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	995,106
1,230,000	Frontier Communications Corp. 8.50%, 04/01/2026(6)	1,180,800
250,000	Juniper Networks, Inc. 3.30%, 06/15/2020	249,623
2,380,000	Nokia Oyj 4.38%, 06/12/2027	2,254,812

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Oztel Holdings SPC Ltd.
$ 255,000	5.63%, 10/24/2023(10)	$256,211
700,000	6.63%, 04/24/2028(6)	693,875
260,000	Proven Glory Capital, Ltd. 3.25%, 02/21/2022(10)	249,921
1,090,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,049,125
250,000	Sprint Communications, Inc. 6.00%, 11/15/2022	252,735
	Sprint Corp.
6,038,000	7.13%, 06/15/2024	6,200,271
1,955,000	7.63%, 02/15/2025	2,044,207
4,802,000	7.88%, 09/15/2023	5,126,135
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
350,000	4.74%, 03/20/2025(6)	347,375
12,065,000	5.15%, 09/20/2029(6)	11,974,512
265,000	T-Mobile USA, Inc. 4.75%, 02/01/2028	245,708
200,000	TBG Global Pte Ltd. 5.25%, 02/10/2022(10)	197,000
13,395,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(6)	13,428,487
	Telefonica Emisiones SAU
8,850,000	4.10%, 03/08/2027	8,653,168
4,590,000	4.67%, 03/06/2038	4,405,894
7,690,000	4.90%, 03/06/2048	7,491,453
4,500,000	5.21%, 03/08/2047	4,559,865
11,630,000	5.46%, 02/16/2021	12,180,586
2,875,000	7.05%, 06/20/2036	3,511,380
265,000	Turkcell Iletisim Hizmetleri AS 5.75%, 10/15/2025(10)	248,999
	Verizon Communications, Inc.
250,000	3.13%, 03/16/2022	247,033
5,000,000	4.13%, 08/15/2046	4,513,778
13,965,000	4.50%, 08/10/2033	13,852,172
12,547,000	4.52%, 09/15/2048	11,995,110
8,643,000	4.67%, 03/15/2055	8,128,955
5,670,000	4.81%, 03/15/2039	5,713,508
14,159,000	4.86%, 08/21/2046	14,177,331
10,355,000	5.01%, 04/15/2049	10,526,965
1,610,000	5.01%, 08/21/2054	1,602,266
13,425,000	5.25%, 03/16/2037	14,397,530
	Vodafone Group plc
29,560,000	3.75%, 01/16/2024	29,285,358
7,110,000	4.38%, 05/30/2028	7,117,076
4,955,000	5.25%, 05/30/2048	5,147,764

		296,815,623

	Textiles - 0.0%
3,180,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(6)	3,164,100

	Transportation - 0.9%
	Burlington Northern Santa Fe LLC
245,000	3.85%, 09/01/2023	248,380
8,215,000	4.55%, 09/01/2044	8,670,923
1,415,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	1,458,401
	CSX Corp.
7,315,000	2.60%, 11/01/2026	6,703,901
12,415,000	3.25%, 06/01/2027	11,837,582
1,000,000	4.75%, 05/30/2042	1,038,183
	Delta Air Lines, Inc.
8,840,000	3.63%, 03/15/2022	8,779,405
12,980,000	3.80%, 04/19/2023	12,798,125
	FedEx Corp.
4,900,000	3.88%, 08/01/2042	4,475,795

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 6,000,000	4.05%, 02/15/2048	$5,539,443
895,000	4.10%, 02/01/2045	833,569
6,480,000	4.40%, 01/15/2047	6,313,015
1,640,000	4.55%, 04/01/2046	1,623,821
3,160,000	4.75%, 11/15/2045	3,224,563
255,000	Kansas City Southern 3.00%, 05/15/2023	243,987
	Norfolk Southern Corp.
255,000	2.90%, 02/15/2023	248,940
3,734,000	4.65%, 01/15/2046	3,937,240
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
6,745,000	3.40%, 11/15/2026(6)	6,304,943
9,895,000	4.88%, 07/11/2022(6)	10,218,355
	Rumo Luxembourg S.a.r.l.
566,000	5.88%, 01/18/2025(6)	543,360
250,000	7.38%, 02/09/2024(6)	259,250
EUR 340,000	Russian Railways via RZD Capital plc 4.60%, 03/06/2023(10)	445,620
	Union Pacific Corp.
$ 1,970,000	4.38%, 11/15/2065	1,872,665
10,385,000	4.80%, 09/10/2058	10,799,371

		108,418,837

	Trucking & Leasing - 0.0%
350,000	Aviation Capital Group LLC 3.88%, 05/01/2023(6)	346,850

	Total Corporate Bonds (cost $5,517,463,896)	$5,407,083,354

Foreign Government Obligations - 4.8%
	Angola - 0.0%
	Angolan Government International Bond
825,000	8.25%, 05/09/2028(6)	854,865
785,000	9.38%, 05/08/2048(6)	831,585
245,000	9.38%, 05/08/2048(10)	259,539

		1,945,989

	Argentina - 0.5%
	Argentine Republic Government International Bond
EUR 8,585,000	2.26%, 12/31/2038	6,148,807
$ 12,430,000	2.50%, 12/31/2038	7,489,075
EUR 550,000	3.38%, 01/15/2023	585,581
6,995,000	5.25%, 01/15/2028	7,151,836
$1,655,000	5.88%, 01/11/2028	1,394,338
1,000,000	6.25%, 04/22/2019	1,006,010
3,350,000	6.88%, 04/22/2021	3,356,700
13,090,000	6.88%, 01/26/2027	11,911,900
8,265,000	6.88%, 01/11/2048	6,479,843
7,200,000	7.50%, 04/22/2026	6,858,000
320,000	7.63%, 04/22/2046	271,363
EUR 1,527,475	7.82%, 12/31/2033	1,775,793
$ 4,409,410	8.28%, 12/31/2033	4,100,751
596,000	Autonomous City of Buenos Aires Argentina 8.95%, 02/19/2021(6)	608,933
	City of Buenos Aires Argentina
1,350,000	7.50%, 06/01/2027(6)	1,233,630
310,000	8.95%, 02/19/2021(10)	316,727
1,065,000	Provincia de Buenos Aires 7.88%, 06/15/2027(6)	942,536
	Provincia de Cordoba
425,000	7.13%, 06/10/2021(6)	410,129
1,630,000	7.13%, 08/01/2027	1,332,541
1,365,000	7.45%, 09/01/2024(10)	1,216,570

		64,591,063

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Armenia - 0.0%
$ 1,935,000	Republic of Armenia International Bond 7.15%, 03/26/2025(2)(10)	$2,092,703

	Azerbaijan - 0.1%
	Republic of Azerbaijan International Bond
1,370,000	3.50%, 09/01/2032(6)	1,167,911
4,455,000	3.50%, 09/01/2032(10)	3,797,843
6,670,000	4.75%, 03/18/2024(10)	6,679,712
275,000	5.13%, 09/01/2029(10)	267,437
2,650,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(10)	2,914,099

		14,827,002

	Brazil - 0.1%
BRL 6,138,000	Brazil Letras do Tesouro Nacional 9.02%, 07/01/2020	1,401,396
	Brazil Minas SPE via State of Minas Gerais
$335,000	5.33%, 02/15/2028(6)	326,886
1,195,000	5.33%, 02/15/2028(10)	1,166,057
BRL 4,411,781	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2050(12)	1,218,509
	Brazilian Government International Bond
$ 1,902,000	4.63%, 01/13/2028	1,783,125
4,094,000	5.00%, 01/27/2045	3,469,665
2,325,000	5.63%, 02/21/2047	2,133,188

		11,498,826

	Bulgaria - 0.0%
EUR 1,301,000	Bulgaria Government International Bond 3.13%, 03/26/2035(10)	1,643,791

	Cayman Islands - 0.0%
$ 2,775,000	KSA Sukuk Ltd. 2.89%, 04/20/2022(6)	2,695,358

	Colombia - 0.1%
	Colombia Government International Bond
10,615,000	3.88%, 04/25/2027	10,349,625
5,310,000	5.00%, 06/15/2045	5,283,450
COP 1,450,000,000	7.75%, 04/14/2021	526,374
10,000,000	9.85%, 06/28/2027	4,370
4,303,113,653	Colombian TES 3.30%, 03/17/2027(12)	1,496,257

		17,660,076

	Croatia - 0.3%
	Croatia Government International Bond
EUR 3,545,000	2.75%, 01/27/2030(10)	4,159,141
4,575,000	3.00%, 03/11/2025(10)	5,787,420
3,385,000	3.00%, 03/20/2027(10)	4,174,132
$ 735,000	5.50%, 04/04/2023(10)	782,011
8,515,000	6.00%, 01/26/2024(10)	9,278,796
3,795,000	6.38%, 03/24/2021(10)	4,041,675
1,750,000	6.63%, 07/14/2020(10)	1,846,145

		30,069,320

	Dominican Republic - 0.1%
	Dominican Republic International Bond
1,400,000	5.50%, 01/27/2025(6)	1,404,550
2,780,000	5.88%, 04/18/2024(10)	2,857,923
705,000	6.88%, 01/29/2026(6)	754,639
1,327,000	7.45%, 04/30/2044(10)	1,436,478

		6,453,590

	Egypt - 0.0%
	Egypt Government International Bond
EUR 135,000	4.75%, 04/16/2026(6)	154,649
1,100,000	5.58%, 02/21/2023(6)	1,091,057
200,000	5.58%, 02/21/2023(10)	198,374

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

EUR 450,000	5.63%, 04/16/2030(6)	$506,467
225,000	5.63%, 04/16/2030(10)	253,234
$ 1,020,000	7.90%, 02/21/2048(6)	1,012,313

		3,216,094

	Ghana - 0.1%
	Ghana Government International Bond
1,670,000	7.63%, 05/16/2029(6)	1,725,224
1,985,000	8.13%, 01/18/2026(10)	2,139,246
1,350,000	8.63%, 06/16/2049(6)	1,399,399
975,000	8.63%, 06/16/2049(10)	1,010,677
380,000	10.75%, 10/14/2030(6)	491,458

		6,766,004

	Greece - 0.0%
	Hellenic Republic Government Bond
EUR 1,015,000	3.50%, 01/30/2023(10)	1,211,530
1,440,000	4.38%, 08/01/2022(6)(10)	1,774,961

		2,986,491

	Honduras - 0.0%
$ 710,000	Honduras Government International Bond 6.25%, 01/19/2027(2)(6)	729,355

	Hungary - 0.3%
	Hungary Government International Bond
6,546,000	5.38%, 02/21/2023	6,971,490
9,414,000	5.75%, 11/22/2023	10,249,492
14,560,000	6.38%, 03/29/2021	15,615,600

		32,836,582

	Indonesia - 0.3%
	Indonesia Government International Bond
1,965,000	3.85%, 07/18/2027(6)	1,897,223
1,255,000	4.35%, 01/08/2027(10)	1,257,598
810,000	4.75%, 01/08/2026(10)	833,112
530,000	4.75%, 07/18/2047(6)	521,961
7,165,000	5.13%, 01/15/2045(10)	7,337,261
600,000	5.25%, 01/08/2047(6)	628,184
3,370,000	5.25%, 01/08/2047(10)	3,528,302
2,285,000	5.38%, 10/17/2023(10)	2,419,477
2,856,000	6.63%, 02/17/2037(10)	3,402,173
900,000	6.75%, 01/15/2044(10)	1,104,916
3,162,000	7.75%, 01/17/2038(10)	4,218,636
5,262,000	8.50%, 10/12/2035(10)	7,323,599
	Perusahaan Penerbit SBSN Indonesia III
886,000	4.15%, 03/29/2027(6)	864,957
478,000	4.15%, 03/29/2027(10)	466,648

		35,804,047

	Israel - 0.0%
1,395,000	Israel Government International Bond 4.13%, 01/17/2048	1,352,076

	Ivory Coast - 0.1%
	Ivory Coast Government International Bond
EUR 1,540,000	5.25%, 03/22/2030(6)	1,750,495
$ 510,000	5.38%, 07/23/2024(10)	490,865
97,125	5.75%, 12/31/2032(10)	92,638
2,145,000	6.13%, 06/15/2033(6)	1,970,067
1,505,000	6.13%, 06/15/2033(10)	1,382,261
2,740,000	6.38%, 03/03/2028(10)	2,664,946
EUR 1,000,000	6.63%, 03/22/2048(6)	$1,137,485

		9,488,757

	Kenya - 0.0%
	Kenya Government International Bond
$ 850,000	7.25%, 02/28/2028(6)	859,562

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 685,000	8.25%, 02/28/2048(6)	$691,845

		1,551,407

	Mexico - 0.3%
	Mexico Government International Bond
1,820,000	4.35%, 01/15/2047	1,623,440
2,260,000	4.60%, 01/23/2046	2,073,550
23,932,000	4.75%, 03/08/2044	22,460,182
2,653,000	5.55%, 01/21/2045	2,795,599
2,138,000	6.05%, 01/11/2040	2,351,800

		31,304,571

	Morocco - 0.0%
	Morocco Government International Bond
EUR 870,000	3.50%, 06/19/2024(10)	1,124,703
$ 356,000	5.50%, 12/11/2042(10)	379,450

		1,504,153

	Nigeria - 0.1%
	Nigeria Government International Bond
1,551,000	6.50%, 11/28/2027(6)	1,515,792
660,000	7.14%, 02/23/2030(6)	657,274
455,000	7.63%, 11/28/2047(6)	438,379
575,000	7.70%, 02/23/2038(6)	568,882
926,000	7.88%, 02/16/2032(6)	954,984
1,755,000	7.88%, 02/16/2032(10)	1,809,932

		5,945,243

	Oman - 0.0%
	Oman Government International Bond
290,000	4.13%, 01/17/2023(6)	281,408
1,090,000	6.50%, 03/08/2047(10)	1,016,913
2,655,000	6.75%, 01/17/2048(6)	2,528,750

		3,827,071

	Panama - 0.0%
1,545,000	Panama Government International Bond 4.50%, 04/16/2050	1,521,825

	Paraguay - 0.0%
	Paraguay Government International Bond
465,000	4.70%, 03/27/2027(6)	469,650
645,000	5.60%, 03/13/2048(6)	655,965

		1,125,615

	Qatar - 0.3%
	Qatar Government International Bond
7,215,000	2.38%, 06/02/2021(10)	6,998,550
1,670,000	3.88%, 04/23/2023(6)	1,676,179
685,000	4.50%, 04/23/2028(6)	698,755
23,165,000	5.10%, 04/23/2048(6)	23,657,951
8,125,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(10)	8,343,887

		41,375,322

	Romania - 0.1%
	Romanian Government International Bond
EUR 795,000	2.50%, 02/08/2030(6)	896,631
370,000	3.38%, 02/08/2038(6)	416,403
4,522,000	3.88%, 10/29/2035(10)	5,479,483
$ 926,000	5.13%, 06/15/2048(6)	931,112

		7,723,629

	Russia - 0.4%
RUB 184,110,000	Russian Federal Bond - OFZ 8.50%, 09/17/2031	3,142,973
	Russian Foreign Bond - Eurobond
2,200,000	4.25%, 06/23/2027(6)	2,144,239
2,600,000	4.25%, 06/23/2027(10)	2,534,100

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 4,000,000	4.38%, 03/21/2029(6)	$3,911,240
2,800,000	4.38%, 03/21/2029(10)	2,737,868
4,400,000	4.75%, 05/27/2026(10)	4,460,500
3,600,000	4.88%, 09/16/2023(10)	3,753,000
8,800,000	5.00%, 04/29/2020(10)	9,026,441
4,600,000	5.25%, 06/23/2047(6)	4,565,500
12,400,000	5.25%, 06/23/2047(10)	12,307,000
5,000,000	5.63%, 04/04/2042(10)	5,362,560
600,000	5.88%, 09/16/2043(10)	664,426

		54,609,847

	Saudi Arabia - 0.2%
	Saudi Government International Bond
1,165,000	2.38%, 10/26/2021(6)	1,120,427
3,000,000	2.88%, 03/04/2023(6)	2,881,800
920,000	4.00%, 04/17/2025(6)	919,334
10,490,000	4.50%, 04/17/2030(6)	10,577,487
500,000	4.63%, 10/04/2047(6)	476,680
6,595,000	5.00%, 04/17/2049(6)	6,503,329

		22,479,057

	Senegal - 0.1%
	Senegal Government International Bond
EUR 480,000	4.75%, 03/13/2028(6)	548,008
$ 485,000	6.25%, 07/30/2024(10)	491,693
1,035,000	6.25%, 05/23/2033(6)	975,566
2,150,000	6.25%, 05/23/2033(10)	2,026,539
973,000	6.75%, 03/13/2048(6)	880,662
1,480,000	6.75%, 03/13/2048(10)	1,339,548

		6,262,016

	Serbia - 0.0%
2,535,000	Serbia International Bond 7.25%, 09/28/2021(10)	2,772,656

	South Africa - 0.1%
	Republic of South Africa Government Bond
ZAR 30,415,000	6.25%, 03/31/2036	1,709,396
23,625,000	8.00%, 01/31/2030	1,669,801
	Republic of South Africa Government International Bond
$ 5,750,000	4.30%, 10/12/2028	5,229,590
6,345,000	4.85%, 09/27/2027	6,112,938
660,000	5.00%, 10/12/2046	578,926
1,010,000	5.88%, 06/22/2030	1,021,070
615,000	6.30%, 06/22/2048	612,392

		16,934,113

	Sri Lanka - 0.1%
	Sri Lanka Government International Bond
1,670,000	6.20%, 05/11/2027(6)	1,605,620
4,285,000	6.20%, 05/11/2027(10)	4,119,809
360,000	6.75%, 04/18/2028(6)	356,050
761,000	6.83%, 07/18/2026(6)	762,938
805,000	6.83%, 07/18/2026(10)	807,050
3,375,000	6.85%, 11/03/2025(10)	3,400,346

		11,051,813

	Supranational - 0.0%
MXN 154,000,000	International Finance Corp. 0.00%, 02/22/2038(13)	1,674,043

	Tunisia - 0.0%
	Banque Centrale de Tunisie International Bond
EUR 2,540,000	5.63%, 02/17/2024(10)	3,007,656
$ 460,000	5.75%, 01/30/2025(10)	419,290

		3,426,946

	Turkey - 0.5%
	Turkey Government International Bond

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 3,020,000	3.25%, 03/23/2023	$2,635,741
3,430,000	4.88%, 10/09/2026	2,944,360
11,840,000	4.88%, 04/16/2043	8,559,610
1,400,000	5.13%, 02/17/2028	1,200,990
5,144,000	5.63%, 03/30/2021	5,067,766
14,100,000	5.75%, 03/22/2024	13,332,396
3,705,000	5.75%, 05/11/2047	2,889,604
6,890,000	6.00%, 03/25/2027	6,325,709
11,325,000	6.00%, 01/14/2041	9,332,253
1,620,000	6.63%, 02/17/2045	1,409,027
438,000	6.88%, 03/17/2036	402,258
3,225,000	7.00%, 06/05/2020	3,276,600
3,372,000	7.38%, 02/05/2025	3,429,223

		60,805,537

	Ukraine - 0.2%
	Ukraine Government International Bond
3,840,000	7.38%, 09/25/2032(6)	3,483,940
3,540,000	7.38%, 09/25/2032(10)	3,211,757
1,260,000	7.75%, 09/01/2020(10)	1,285,200
1,502,000	7.75%, 09/01/2021(6)	1,532,430
540,000	7.75%, 09/01/2021(10)	550,940
1,120,000	7.75%, 09/01/2022(6)	1,135,546
550,000	7.75%, 09/01/2022(10)	557,634
620,000	7.75%, 09/01/2023(6)	623,900
1,580,000	7.75%, 09/01/2023(10)	1,589,938
1,485,000	7.75%, 09/01/2025(10)	1,453,444
620,000	7.75%, 09/01/2026(6)	599,106
510,000	7.75%, 09/01/2026(10)	492,813
6,165,000	7.75%, 09/01/2027(10)	5,901,631

		22,418,279

	United Arab Emirates - 0.3%
	Abu Dhabi Government International Bond
6,105,000	2.50%, 10/11/2022(6)	5,864,768
11,410,000	3.13%, 10/11/2027(6)	10,745,254
12,710,000	4.13%, 10/11/2047(6)	12,046,767
2,070,000	4.13%, 10/11/2047(10)	1,961,983

		30,618,772

	Venezuela - 0.1%
	Venezuela Government International Bond
345,000	6.00%, 12/09/2020(10)	90,563
1,015,000	7.00%, 12/01/2018(10)	274,050
3,170,000	7.00%, 03/31/2038(10)	842,269
5,285,000	7.65%, 04/21/2025(10)	1,404,224
4,765,000	7.75%, 10/13/2019(10)	1,266,061
11,205,000	8.25%, 10/13/2024	3,053,362
11,937,200	9.00%, 05/07/2023(10)	3,207,526
12,825,000	9.25%, 05/07/2028(10)	3,381,952

		13,520,007

	Total Foreign Government Obligations (cost $620,531,784)	$589,109,046

Municipal Bonds - 0.1%
	Development - 0.0%
1,020,000	California State, GO Taxable 7.60%, 11/01/2040	1,533,886

	General Obligation - 0.1%
2,795,000	California State, GO Taxable 7.55%, 04/01/2039	4,125,560

	Transportation - 0.0%
$ 1,850,000	Port Auth of New York & New Jersey 4.46%, 10/01/2062	$1,945,515

	Total Municipal Bonds (cost $6,873,425)	$7,604,961

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Senior Floating Rate Interests - 0.2%(14)
	Commercial Services - 0.0%
$ 1,565,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	$1,567,614

	Diversified Financial Services - 0.0%
2,079,788	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	2,072,633
546,673	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	548,040

		2,620,673

	Food - 0.0%
540,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	539,325

	Healthcare-Services - 0.0%
1,936,547	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 08/01/2024	1,934,726

	Household Products - 0.0%
855,700	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.08%, 09/06/2024	837,516

	Insurance - 0.1%
3,120,000	Asurion LLC 1 mo. USD LIBOR + 3.000%, 0.00%, 11/03/2024(15)	3,114,977
389,025	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.58%, 03/07/2023	396,078
1,705,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	1,703,295

		5,214,350

	Internet - 0.0%
1,030,705	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.32%, 04/04/2021	990,332

	IT Services - 0.0%
1,185,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 06/19/2025	1,185,747

	Leisure Time - 0.0%
3,626,775	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 10/20/2024	3,622,241

	Machinery-Diversified - 0.0%
1,212,989	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.83%, 07/30/2024	1,215,196

	Media - 0.1%
3,107,213	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	3,081,982
3,090,806	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 08/17/2024	3,102,396

		6,184,378

	Semiconductors - 0.0%
1,300,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	1,302,600

	Software - 0.0%
1,425,189	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	1,428,752

	Total Senior Floating Rate Interests (cost $28,666,936)	$28,643,450

U.S. Government Securities - 0.4%
	U.S. Treasury Securities - 0.4%
	U.S. Treasury Bonds - 0.2%
$ 20,000,000	U.S. Treasury Bonds 4.38%, 02/15/2038	$23,975,781
	U.S. Treasury Notes - 0.2%
25,360,000	2.63%, 05/15/2021	25,264,900

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 6,310,000	2.75%, 05/31/2023	$6,284,119

		31,549,019

		55,524,800

	Total U.S. Government Securities (cost $56,032,801)	$55,524,800

Convertible Bonds - 0.1%
	Commercial Services - 0.0%
1,200,000	Cardtronics, Inc. 1.00%, 12/01/2020(2)	1,124,875

	Media - 0.0%
1,620,000	DISH Network Corp. 3.38%, 08/15/2026	1,471,697

	Oil & Gas - 0.0%
1,415,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	1,840

	Semiconductors - 0.0%
	Microchip Technology, Inc.
40,000	1.63%, 02/15/2025	71,959
963,000	1.63%, 02/15/2027	1,146,871
1,004,000	2.25%, 02/15/2037(2)	1,223,137

		2,441,967

	Software - 0.1%
2,226,000	Western Digital Corp. 1.50%, 02/01/2024(6)	2,178,490
1,034,000	Servicenow, Inc. 0.00%, 06/01/2022(2)(13)	1,420,685

		3,599,175

	Total Convertible Bonds (cost $9,930,021)	$8,639,554

Escrows - 0.0%
	Energy - 0.0%
93,317	Vistra Energy Corp.(2)	58,790

	Utilities - 0.0%
1,750,000	Texas Competitive Electric Holdings Co. LLC(1)(2)(3)	—

	Total Escrows (cost $—)	$58,790

	Total Long-Term Investments (cost $11,228,149,839)	$11,931,984,991

Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.3%
282,375,030	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(16)	282,375,030

		282,375,030

	Securities Lending Collateral - 0.3%
1,974,744	Citibank NA DDCA, 1.91%, 08/01/2018(16)	1,974,744
20,301,975	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(16)	20,301,975
8,132,317	Invesco Government & Agency Portfolio, 1.81%(16)	8,132,317
4,191,937	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(16)	4,191,937
4,893,907	Western Asset Institutional Government Class A Fund, 1.76%(16)	$4,893,907

		39,494,880

	Total Short-Term Investments (cost $321,869,910)	$321,869,910

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments (cost $11,550,019,749)	99.7%	$12,253,854,901
Other Assets and Liabilities	0.3%	35,764,238

Total Net Assets	100.0%	$12,289,619,139

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $25,519,027, which represented 0.2% of total net assets.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $4, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $1,185,268,525, which represented 9.6% of total net assets.

(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $250,118,165, which represented 2.0% of total net assets.

(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)	Security is a zero-coupon bond.
(14)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.

(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)	Current yield as of period end.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	713	09/28/2018	$150,710,375	$(247,102)
U.S. Treasury 5-Year Note Future	6,965	09/28/2018	787,915,625	(1,716,933)
U.S. Treasury Long Bond Future	866	09/19/2018	123,810,937	317,341

Total				$(1,646,694)

Short position contracts:
Euro-BOBL Future	52	09/06/2018	$8,002,704	$9,455
Euro-BUXL 30-Year Bond Future	31	09/06/2018	6,365,473	(16,693)
Euro-Bund Future	144	09/06/2018	27,207,873	(56,671)
U.S. Treasury 10-Year Note Future	8,921	09/19/2018	1,065,362,547	(2,085,706)
U.S. Treasury Ultra Bond Future	438	09/19/2018	68,724,937	(478,376)

Total				$(2,627,991)

Total futures contracts				$(4,274,685)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CDX.NA.HY.30.V1	USD	420,000	(5.00%)	06/20/23	Quarterly	$22,970	$30,982	$8,012

Total						$22,970	$30,982	$8,012

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
937,100,000	CLP	1,480,177	USD	BCLY	09/20/18	$—	$(9,812)
50,960,000	EGP	2,662,487	USD	CBK	01/08/19	47,863	—
1,569,000	EUR	1,830,373	USD	JPM	09/19/18	11,191	—
300,000	EUR	350,309	USD	BCLY	09/19/18	1,807	—
193,000	EUR	225,165	USD	GSC	09/19/18	1,362	—
236,000	EUR	275,957	USD	CIBC	09/19/18	1,041	—
51,000	EUR	59,821	USD	CIBC	09/19/18	39	—
56,000	EUR	65,737	USD	CSFB	09/19/18	—	(9)
224,000	EUR	262,942	USD	CSFB	09/19/18	—	(29)
251,000	EUR	295,240	USD	MSC	09/19/18	—	(637)
41,413,000,000	IDR	2,947,545	USD	BCLY	09/19/18	—	(92,598)
4,973,000	PEN	1,514,312	USD	BCLY	09/19/18	2,286	—
4,972,000	PEN	1,516,640	USD	BCLY	09/19/18	—	(347)
5,353,000	PLN	1,470,427	USD	UBS	09/19/18	—	(4,671)
5,352,000	PLN	1,481,276	USD	UBS	09/19/18	—	(15,794)
17,940,000	RUB	283,306	USD	JPM	09/19/18	2,292	—
1,534,215	USD	2,020,000	AUD	BNP	09/19/18	33,155	—
2,702,038	USD	9,997,000	BRL	JPM	09/05/18	49,804	—
1,492,540	USD	1,940,000	CAD	GSC	09/19/18	—	(64)
1,419,203	USD	937,100,000	CLP	HSBC	09/20/18	—	(51,161)
1,523,031	USD	4,371,100,000	COP	BCLY	09/19/18	14,072	—
534,809	USD	1,534,903,000	COP	BCLY	09/19/18	4,941	—

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

12,326,635	USD	10,514,000	EUR	SSG	08/31/18	$2,861	$—
26,440,795	USD	22,227,000	EUR	JPM	09/19/18	352,557	—
26,299,942	USD	22,227,000	EUR	UBS	09/19/18	211,704	—
652,016	USD	549,000	EUR	MSC	09/19/18	7,644	—
200,720	USD	169,000	EUR	BMO	09/19/18	2,361	—
1,341,551	USD	1,141,000	EUR	GSC	09/19/18	2,339	—
424,907	USD	362,000	EUR	JPM	09/19/18	21	—
1,162,475	USD	994,000	EUR	BCLY	09/19/18	—	(4,201)
1,938,957	USD	1,657,000	EUR	BCLY	09/19/18	—	(5,895)
21,029	USD	16,000	GBP	CBK	08/31/18	—	—
1,459,324	USD	30,567,000	MXN	BCLY	09/19/18	—	(167,220)
1,553,908	USD	2,205,000	NZD	SCB	09/19/18	51,068	—
972,091	USD	61,232,000	RUB	HSBC	09/19/18	—	(2,701)
962,503	USD	61,233,000	RUB	BCLY	09/19/18	—	(12,304)
1,618,271	USD	21,650,000	ZAR	BCLY	09/19/18	—	(15,251)
1,603,546	USD	21,649,000	ZAR	BCLY	09/19/18	—	(29,900)

Total						$800,408	$(412,594)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
MTA	Monthly Treasury Average Index

Other Abbreviations:
CJSC	Closed Joint Stock Company
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

MTN	Medium Term Note
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$29,005,891	$—	$29,005,891	$—
Banks	710,358,891	710,358,891	—	—
Capital Goods	323,070,456	266,215,038	56,855,418	—
Consumer Services	27,159,423	27,159,423	—	—
Diversified Financials	69,665,565	69,665,565	—	—
Energy	841,423,379	841,423,379	—	—
Food & Staples Retailing	63,316,525	63,316,525	—	—
Food, Beverage & Tobacco	379,274,586	287,628,578	91,646,008	—
Health Care Equipment & Services	166,602,972	103,326,253	63,276,719	—
Household & Personal Products	168,232,693	168,232,693	—	—
Insurance	336,540,823	336,540,823	—	—
Materials	279,168,601	279,168,601	—	—
Media	105,344,156	105,344,156	—	—
Pharmaceuticals, Biotechnology & Life Sciences	794,802,163	650,001,620	144,800,543	—
Real Estate	74,721,364	74,721,364	—	—
Retailing	57,011,580	57,011,580	—	—
Semiconductors & Semiconductor Equipment	365,487,313	365,487,313	—	—
Technology Hardware & Equipment	153,625,191	153,625,191	—	—
Telecommunication Services	210,755,022	210,755,022	—	—
Transportation	122,924,040	122,924,040	—	—
Utilities	485,273,928	485,273,924	—	4
Preferred Stocks	783,815	783,815	—	—
Asset & Commercial Mortgage Backed Securities	70,772,659	—	70,772,659	—
Corporate Bonds	5,407,083,354	—	5,407,083,354	—
Foreign Government Obligations	589,109,046	—	589,109,046	—
Municipal Bonds	7,604,961	—	7,604,961	—
Senior Floating Rate Interests	28,643,450	—	28,643,450	—
U.S. Government Securities	55,524,800	—	55,524,800	—
Convertible Bonds	8,639,554	—	8,639,554	—
Escrows	58,790	—	58,790	—
Short-Term Investments	321,869,910	321,869,910	—	—
Foreign Currency Contracts(2)	800,408	—	800,408	—
Futures Contracts(2)	326,796	326,796	—	—
Swaps - Credit Default(2)	8,012	—	8,012	—

Total	$12,254,990,117	$5,701,160,500	$6,553,829,613	$4

Liabilities
Foreign Currency Contracts(2)	$(412,594)	$—	$(412,594)	$—
Futures Contracts(2)	(4,601,481)	(4,601,481)	—	—

Total	$(5,014,075)	$(4,601,481)	$(412,594)	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

The Hartford Capital Appreciation Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.9%
	Automobiles & Components - 1.6%
505,266	Aptiv plc	$49,551,436
187,200	Ferrari N.V.	24,845,766
566,242	General Motors Co.	21,466,234
289,012	Magna International, Inc.	17,604,882
363,178	Valeo S.A.	17,796,198

		131,264,516

	Banks - 4.0%
2,763,872	Bank of America Corp.	85,348,367
519,372	Citizens Financial Group, Inc.	20,660,618
232,800	First Republic Bank	23,014,608
608,162	HDFC Bank Ltd.(1)(2)(3)	18,975,621
17,600	HDFC Bank Ltd. ADR	1,818,784
2,662,272	KeyCorp.	55,561,617
453,534	PNC Financial Services Group, Inc.	65,685,329
568,910	Sumitomo Mitsui Financial Group, Inc.	22,578,746
302,922	SunTrust Banks, Inc.	21,831,589

		315,475,279

	Capital Goods - 4.7%
526,780	AerCap Holdings N.V.*	29,568,161
178,186	Airbus SE	22,053,927
312,060	General Dynamics Corp.	62,337,106
2,519,524	General Electric Co.	34,341,112
806,800	Harry’s, Inc.(1)(2)(3)(4)	10,891,800
286,510	Ingersoll-Rand plc	28,224,100
601,600	Komatsu Ltd.	17,776,136
143,525	L3 Technologies, Inc.	30,777,501
120,817	Lockheed Martin Corp.	39,398,424
148,292	Northrop Grumman Corp.	44,560,263
123,478	Rockwell Automation, Inc.	23,159,534
229,021	Safran S.A.	28,399,458

		371,487,522

	Commercial & Professional Services - 2.5%
164,655	CoStar Group, Inc.*	68,471,782
568,331	IHS Markit Ltd.*	30,138,593
100,074	Intertek Group plc	7,719,942
4,595	Klarna Holding AB*(1)(2)(3)(4)	661,061
734,251	Republic Services, Inc.	53,218,513
303,936	TransUnion	22,004,966
230,556	Waste Connections, Inc.	17,893,451

		200,108,308

	Consumer Durables & Apparel - 3.7%
1,813,955	NIKE, Inc. Class B	139,511,279
450,620	Sony Corp.	24,219,388
514,017	Tapestry, Inc.	24,220,481
1,068,797	Under Armour, Inc. Class A*(5)	21,343,876
2,683,131	Under Armour, Inc. Class C*(5)	50,281,875
351,562	VF Corp.	32,368,313

		291,945,212

	Consumer Services - 4.4%
168,989	Chipotle Mexican Grill, Inc.*	73,283,770
96,633	Domino’s Pizza, Inc.	25,381,624
5,654,566	DraftKings, Inc.*(1)(2)(3)(4)	10,517,493
967,010	Hilton Worldwide Holdings, Inc.	76,065,006
1,121,559	Las Vegas Sands Corp.	80,640,092
266,489	McDonald’s Corp.	41,982,677
268,688	New Oriental Education & Technology Group, Inc. ADR	23,117,915
172,542	Royal Caribbean Cruises Ltd.	19,455,836

		350,444,413

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Diversified Financials - 5.1%
1,165,747	American Express Co.	$116,015,141
60,500	BlackRock, Inc.	30,416,980
78,975	Goldman Sachs Group, Inc.	18,751,034
414,512	Intercontinental Exchange, Inc.	30,636,582
1,359,070	J2 Acquisition Ltd.*(4)	12,598,579
1,087,552	Morgan Stanley	54,986,629
2,668,912	SLM Corp.*	30,132,016
429,854	State Street Corp.	37,960,407
844,019	TD Ameritrade Holding Corp.	48,235,686
1,625,336	UBS Group AG*	26,714,733

		406,447,787

	Energy - 2.6%
266,442	Diamondback Energy, Inc.	35,157,022
437,247	EOG Resources, Inc.	56,378,628
631,031	Halliburton Co.	26,768,335
535,838	Noble Energy, Inc.	19,338,393
568,331	Total S.A.	37,069,562
1,939,013	WPX Energy, Inc.*	36,395,274

		211,107,214

	Food & Staples Retailing - 1.4%
281,186	Costco Wholesale Corp.	61,498,190
540,837	Walmart, Inc.	48,258,886

		109,757,076

	Food, Beverage & Tobacco - 3.0%
764,092	Altria Group, Inc.	44,836,919
1,197,851	Coca-Cola Co.	55,855,792
1,644,435	Diageo plc	60,330,140
437,079	PepsiCo., Inc.	50,264,085
2,016,005	Treasury Wine Estates Ltd.	27,607,012

		238,893,948

	Health Care Equipment & Services - 6.9%
187,841	Aetna, Inc.	35,387,366
100,751	Align Technology, Inc.*	35,932,844
922,126	Baxter International, Inc.	66,808,029
114,079	Becton Dickinson and Co.	28,561,959
379,256	Danaher Corp.	38,904,080
315,142	Edwards Lifesciences Corp.*	44,891,978
269,456	Haemonetics Corp.*	26,309,684
448,797	Insulet Corp.*	37,321,959
53,913	Koninklijke Philips N.V.	2,366,756
1,084,004	Medtronic plc	97,809,681
314,143	Stryker Corp.	51,283,845
63,369	Teleflex, Inc.	17,281,360
253,036	UnitedHealth Group, Inc.	64,073,776

		546,933,317

	Household & Personal Products - 1.0%
196,516	Clorox Co.	26,563,068
817,790	Colgate-Palmolive Co.	54,800,108

		81,363,176

	Insurance - 4.3%
956,370	Aflac, Inc.	44,509,460
330,647	American International Group, Inc.	18,255,021
508,843	Arthur J Gallagher & Co.	36,305,948
488,144	Chubb Ltd.	68,203,480
350,293	Lincoln National Corp.	23,854,953
527,813	Marsh & McLennan Cos., Inc.	43,998,492
2,072,500	Ping An Insurance Group Co. of China Ltd. Class H	19,293,481
410,800	Tokio Marine Holdings, Inc.	19,544,189
537,892	Unum Group	21,370,449

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

278,543	Willis Towers Watson plc	$44,405,325

		339,740,798

	Materials - 5.1%
946,385	Anglo American plc	21,422,205
826,656	CF Industries Holdings, Inc.	36,720,060
307,214	Eastman Chemical Co.	31,833,515
1,151,648	Freeport-McMoRan, Inc.	19,002,192
484,799	International Paper Co.	26,048,250
754,414	Mosaic Co.	22,715,406
391,707	Nucor Corp.	26,216,950
502,367	Packaging Corp. of America	56,717,234
555,997	Praxair, Inc.	93,129,497
990,116	Steel Dynamics, Inc.	46,624,562
252,820	Vulcan Materials Co.	28,315,840

		408,745,711

	Media - 0.1%
190,013	DISH Network Corp. Class A*	5,996,810
558,005	Ocean Outdoor Ltd.*(1)(2)(3)(4)	5,342,898

		11,339,708

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
281,059	Agilent Technologies, Inc.	18,561,136
337,330	Alkermes plc*	14,791,921
201,359	Alnylam Pharmaceuticals, Inc.*	19,129,105
87,474	BeiGene Ltd. ADR*(5)	16,590,319
1,601,006	Bristol-Myers Squibb Co.	94,059,102
542,571	Exact Sciences Corp.*	31,713,275
118,400	Heron Therapeutics, Inc.*	4,434,080
396,187	Ionis Pharmaceuticals, Inc.*	17,305,448
444,615	Johnson & Johnson	58,920,380
906,723	Merck & Co., Inc.	59,725,844
29,863	Mettler-Toledo International, Inc.*	17,694,126
1,522,797	Pfizer, Inc.	60,805,284
158,750	TESARO, Inc.*(5)	5,529,263
135,872	Thermo Fisher Scientific, Inc.	31,866,060

		451,125,343

	Real Estate - 3.8%
783,921	American Tower Corp. REIT	116,208,449
233,462	AvalonBay Communities, Inc. REIT	41,287,755
1,869,565	DDR Corp. REIT	25,613,041
532,495	Public Storage REIT	115,993,386
55,763	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)(4)	3,480,726

		302,583,357

	Retailing - 4.5%
22,168	Booking Holdings, Inc.*	44,972,665
252,235	CarMax, Inc.*	18,836,910
508,125	Dollar Tree, Inc.*	46,381,650
161,556	Expedia Group, Inc.	21,622,655
879,469	Floor & Decor Holdings, Inc. Class A*	41,994,645
128,682	Home Depot, Inc.	25,417,269
722,202	Industria de Diseno Textil S.A.	23,667,002
10,615	JAND, Inc. Class A*(1)(2)(3)(4)	145,956
135,010	Lowe’s Cos., Inc.	13,411,893
788,435	TJX Cos., Inc.	76,683,188
316,327	Tory Burch LLC*(1)(2)(3)(4)	18,410,213
214,383	Wayfair, Inc. Class A*	23,329,158

		354,873,204

	Semiconductors & Semiconductor Equipment - 4.6%
257,159	Ams AG*(5)	18,501,023
311,982	Analog Devices, Inc.	29,993,949
115,255	Broadcom, Inc.	25,560,101
246,465	KLA-Tencor Corp.	28,939,920
273,706	Microchip Technology, Inc.	25,572,352

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,606,531	Micron Technology, Inc.*	$84,808,772
28,168	NVIDIA Corp.	6,897,216
574,684	NXP Semiconductors N.V.*	54,790,373
363,877	QUALCOMM, Inc.	23,320,877
2,721,490	Taiwan Semiconductor Manufacturing Co., Ltd.	21,760,237
987,777	Teradyne, Inc.	42,721,355

		362,866,175

	Software & Services - 16.4%
138,075	2U, Inc.*	10,446,754
324,442	Accenture plc Class A	51,693,344
154,484	Adobe Systems, Inc.*	37,799,145
278,661	Alibaba Group Holding Ltd. ADR*	52,173,699
142,610	Alliance Data Systems Corp.	32,070,137
23,371	Alphabet, Inc. Class A*	28,681,359
103,936	Alphabet, Inc. Class C*	126,517,135
282,848	Atlassian Corp. plc Class A*	20,481,024
308,635	Delivery Hero SE*(4)	17,528,041
132,472	Facebook, Inc. Class A*	22,862,018
245,386	FleetCor Technologies, Inc.*	53,248,762
35,851	ForeScout Technologies, Inc.*	1,217,500
744,545	Genpact Ltd.	22,619,277
402,394	Global Payments, Inc.	45,297,492
565,450	Guidewire Software, Inc.*	48,741,790
1,777,449	Just Eat plc*	18,476,095
873,073	Microsoft Corp.	92,615,584
704,096	PayPal Holdings, Inc.*	57,834,445
635,012	salesforce.com, Inc.*	87,091,896
383,578	ServiceNow, Inc.*	67,494,385
275,641	Shopify, Inc. Class A*	38,096,343
372,166	Spotify Technology S.A.*	68,043,110
811,781	SS&C Technologies Holdings, Inc.	43,081,218
481,500	Tencent Holdings Ltd.	21,915,167
416,822	Trade Desk, Inc. Class A*(5)	35,146,431
388,438	Verint Systems, Inc.*	17,440,866
155,152	VeriSign, Inc.*	22,532,725
357,046	Visa, Inc. Class A	48,822,470
383,629	Wix.com Ltd.*	36,444,755
362,379	Workday, Inc. Class A*	44,942,244
536,623	Yandex N.V. Class A*	19,296,963
302,650	Zillow Group, Inc. Class A*	17,060,380

		1,307,712,554

	Technology Hardware & Equipment - 2.5%
409,966	Apple, Inc.	78,012,430
259,605	CDW Corp.	21,830,184
1,733,024	Flex Ltd.*	24,193,015
479,442	Samsung Electronics Co., Ltd.	19,901,747
630,252	TE Connectivity Ltd.	58,972,680

		202,910,056

	Telecommunication Services - 1.8%
1,836,398	AT&T, Inc.	58,709,644
260,405	SoftBank Group Corp.	21,749,597
1,283,522	Verizon Communications, Inc.	66,281,076

		146,740,317

	Transportation - 4.0%
1,205,496	Canadian National Railway Co.	107,608,253
1,330,245	CSX Corp.	94,021,716
477,919	Union Pacific Corp.	71,635,279
409,475	United Parcel Service, Inc. Class B	49,091,958

		322,357,206

	Utilities - 1.2%
373,109	Dominion Energy, Inc.	26,755,646
548,587	NRG Energy, Inc.	17,373,750

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,074,471	Southern Co.	$52,219,291

		96,348,687

	Total Common Stocks (cost $6,932,471,711)	$7,562,570,884

Preferred Stocks - 2.6%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Class C *(1)(2)(3)(4)	1,012,170

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Class E *(1)(2)(3)(4)	1,127,079

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Class F (1)(2)(3)(4)	5,840,904

	Health Care Equipment & Services - 0.1%
956,830	Moderna Therapeutics, Inc. Class E (1)(2)(3)(4)	9,625,710

	Real Estate - 1.1%
762,484	WeWork Companies, Inc. Class D-1 *(1)(2)(3)(4)	47,594,251
599,094	WeWork Companies, Inc. Class D-2 *(1)(2)(3)(4)	37,395,448

		84,989,699

	Retailing - 0.2%
448,670	Coupang LLC *(1)(2)(3)(4)	2,233,075
278,194	Honest Co. *(1)(2)(3)(4)	9,839,722
23,702	JAND, Inc. Class D *(1)(2)(3)(4)	333,250

		12,406,047

	Software & Services - 0.9%
12,259	Dropbox, Inc. Class C 01/2014(1)(2)(3)(4)(6)	319,066
566,622	Essence Group Holdings Corp. Class 3 *(1)(2)(3)(4)	1,410,889
77,707	Lookout, Inc. Class F *(1)(2)(3)(4)	658,955
95,031	MarkLogic Corp. Class F *(1)(2)(3)(4)	941,757
2,286,050	Pinterest, Inc. Class G *(1)(2)(3)(4)	14,584,999
47,064	Sharecare Class B2 (1)(2)(3)(4)	12,904,008
1,025,459	Uber Technologies, Inc. Class D *(1)(2)(3)(4)	41,018,360
153,438	Zuora, Inc. Class F 01/2015*(1)(2)(3)(4)(6)	3,615,372

		75,453,406

	Technology Hardware & Equipment - 0.2%
5,362,869	Rethink Robotics, Inc. (1)(2)(3)(4)	12,709,999

	Total Preferred Stocks (cost $111,935,823)	$203,165,014

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
28,025	Honest Co. Class C *(1)(2)(3)(4)	855,323

	Total Convertible Preferred Stocks (cost $758,281)	$855,323

Escrows - 0.0%
	Capital Goods - 0.0%
372,334	Lithium Technology Corp., Escrow*(1)(2)(3)(4)	111,700

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc., Escrow*(1)(2)(3)(4)	15,000

	Software & Services - 0.0%
143,626	Birst, Inc. Earn Out Escrow*(1)(2)(3)(4)	—
143,626	Birst, Inc. Escrow*(1)(2)(3)(4)	27,289
58,205	Veracode, Inc. Escrow*(1)(2)(3)(4)	233,984

		261,273

	Telecommunication Services - 0.0%
12,218	Docusign Earnout, Escrow*(1)(2)(3)(4)	27,491

	Total Escrows (cost $—)	$415,464

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Warrants - 0.1%
	Diversified Financials - 0.0%
1,365,300	J2 Acquisition Ltd. Expires 09/07/2027*		$614,385

	Real Estate - 0.1%
2,134,270	Vinhomes JSC Expires 05/23/2028*(1)		10,110,809

	Total Warrants (cost $10,941,491)		$10,725,194

Closed End Funds - 0.6%
	Other Investment Pools & Funds - 0.6%
609,700	Altaba, Inc.*		44,782,465

	Total Closed Funds (cost $39,613,794)		$44,782,465

	Total Long-Term Investments (cost $7,095,721,100)		$7,822,514,344

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.4%
115,865,935	Fidelity Institutional Government Fund, Institutional Class, 1.79%(7)		115,865,935

	Securities Lending Collateral - 0.5%
2,026,733	Citibank NA DDCA, 1.91%, 08/01/2018(7)		2,026,733
20,836,465	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(7)		20,836,465
8,346,416	Invesco Government & Agency Portfolio, 1.81%(7)		8,346,416
4,302,299	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(7)		4,302,299
5,022,748	Western Asset Institutional Government Class A Fund, 1.76%(7)		5,022,748

			40,534,661

	Total Short-Term Investments (cost $156,400,596)		$156,400,596

	Total Investments (cost $7,252,121,696)	100.1%	$7,978,914,940
	Other Assets and Liabilities	(0.1)%	(10,747,085)

	Total Net Assets	100.0%	$7,968,167,855

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $282,972,378, which represented 3.6% of total net assets.

(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $272,861,569, which represented 3.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(4)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $284,012,568, which represented 3.6% of total net assets.

(5)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
01/2014	Dropbox, Inc. Class C Preferred	12,259	$351,252	$319,066
01/2015	Zuora, Inc. Class F Preferred	153,438	1,165,914	3,615,372

			$1,517,166	$3,934,438

(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	726	09/21/2018	$102,260,730	$2,345,575

Total futures contracts				$2,345,575

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$131,264,516	$88,622,552	$42,641,964	$—
Banks	315,475,279	273,920,912	22,578,746	18,975,621
Capital Goods	371,487,522	292,366,201	68,229,521	10,891,800
Commercial & Professional Services	200,108,308	191,727,305	7,719,942	661,061
Consumer Durables & Apparel	291,945,212	267,725,824	24,219,388	—
Consumer Services	350,444,413	339,926,920	—	10,517,493
Diversified Financials	406,447,787	379,733,054	26,714,733	—
Energy	211,107,214	174,037,652	37,069,562	—
Food & Staples Retailing	109,757,076	109,757,076	—	—
Food, Beverage & Tobacco	238,893,948	150,956,796	87,937,152	—
Health Care Equipment & Services	546,933,317	544,566,561	2,366,756	—
Household & Personal Products	81,363,176	81,363,176	—	—
Insurance	339,740,798	300,903,128	38,837,670	—
Materials	408,745,711	387,323,506	21,422,205	—
Media	11,339,708	5,996,810	—	5,342,898
Pharmaceuticals, Biotechnology & Life Sciences	451,125,343	451,125,343	—	—
Real Estate	302,583,357	299,102,631	—	3,480,726
Retailing	354,873,204	312,650,033	23,667,002	18,556,169
Semiconductors & Semiconductor Equipment	362,866,175	322,604,915	40,261,260	—
Software & Services	1,307,712,554	1,249,793,251	57,919,303	—
Technology Hardware & Equipment	202,910,056	183,008,309	19,901,747	—
Telecommunication Services	146,740,317	124,990,720	21,749,597	—
Transportation	322,357,206	322,357,206	—	—
Utilities	96,348,687	96,348,687	—	—
Preferred Stocks	203,165,014	—	—	203,165,014
Convertible Preferred Stocks	855,323	—	—	855,323
Escrows	415,464	—	—	415,464
Warrants	10,725,194	614,385	10,110,809	—
Closed End Funds	44,782,465	44,782,465	—	—
Short-Term Investments	156,400,596	156,400,596	—	—
Futures Contracts(2)	2,345,575	2,345,575	—	—

Total	$7,981,260,515	$7,155,051,589	$553,347,357	$272,861,569

(1) For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2; investments valued at $4,132,444 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2018:

	Common Stocks	Escrows	Preferred Stocks	Convertible Preferred Stocks	Total

Beginning balance	$43,555,875	$-	$238,302,918	$855,323	$282,714,116
Conversions*	(404,976)	404,976	-	-	-
Purchases	20,611,457	-	-	-	20,611,457
Sales	(5,814,036)	-	(34,055,545)	-	(39,869,581)
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	(20,394,465)	-	16,289,628	-	(4,104,837)
Net change in unrealized appreciation/(depreciation)	26,767,073	-	(17,389,103)	-	9,377,970
Transfers into Level 3	4,132,444	-	-	-	4,132,444
Transfers out of Level 3	-	-	-	-	-

Ending balance	$68,453,372	$404,976	$203,147,898	$855,323	$272,861,569

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2018 was $(14,442,621).

The Hartford Checks and Balances Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Domestic Equity Funds - 67.2%
13,312,914	The Hartford Capital Appreciation Fund, Class F		$540,238,038
20,769,292	The Hartford Dividend and Growth Fund, Class F		551,424,693

	Total Domestic Equity Funds (cost $1,033,624,924)		$1,091,662,731

	Taxable Fixed Income Funds - 32.9%
647,172	Hartford Total Return Bond ETF		25,230,000
50,490,244	The Hartford Total Return Bond Fund, Class F		508,436,760

	Total Taxable Fixed Income Funds (cost $545,800,580)		$533,666,760

	Total Affiliated Investment Companies (cost $1,579,425,504)		$1,625,329,491

	Total Long-Term Investments (cost $1,579,425,504)		$1,625,329,491

	Total Investments (cost $1,579,425,504)	100.1%	$1,625,329,491
	Other Assets and Liabilities	(0.1)%	(879,722)

	Total Net Assets	100.0%	$1,624,449,769

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Checks and Balances Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$1,625,329,491	$1,625,329,491	$—	$—

Total	$1,625,329,491	$1,625,329,491	$—	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

The Hartford Conservative Allocation Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Alternative Funds - 4.0%
307,598	Hartford Real Total Return Fund, Class F		$2,445,402
258,904	The Hartford Global Real Asset Fund, Class F		2,495,838

	Total Alternative Funds (cost $5,036,724)		$4,941,240

	Domestic Equity Funds - 24.9%
274,562	Hartford Core Equity Fund, Class F		8,577,311
94,040	Hartford Multifactor US Equity ETF		3,054,165
238,141	Hartford Quality Value Fund, Class F		4,965,238
81,698	Hartford Small Cap Core Fund, Class F		1,218,941
365,899	The Hartford Equity Income Fund, Class F		7,457,030
45,854	The Hartford Growth Opportunities Fund, Class F		2,349,115
88,527	The Hartford MidCap Fund, Class F		3,008,162

	Total Domestic Equity Funds (cost $27,373,517)		$30,629,962

	International/Global Equity Funds - 7.5%
39,900	Hartford Multifactor Developed Markets ex-US ETF		1,158,696
374,059	Hartford Schroders International Multi-Cap Value Fund, Class F		3,736,845
260,469	The Hartford International Opportunities Fund, Class F		4,339,410

	Total International/Global Equity Funds (cost $8,814,382)		$9,234,951

	Multi-Strategy Funds - 4.0%
459,927	The Hartford Global All-Asset Fund, Class F		4,939,621

	Total Multi-Strategy Funds (cost $5,061,756)		$4,939,621

	Taxable Fixed Income Funds - 59.4%
578,491	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		5,264,267
491,345	The Hartford Inflation Plus Fund, Class F		5,222,999
1,903,566	The Hartford Quality Bond Fund, Class F		18,464,592
921,486	The Hartford Short Duration Fund, Class F		8,975,270
1,006,252	The Hartford Strategic Income Fund, Class F		8,673,895
1,535,416	The Hartford Total Return Bond Fund, Class F		15,461,642
1,036,703	The Hartford World Bond Fund, Class F		11,113,461

	Total Taxable Fixed Income Funds (cost $74,514,607)		$73,176,126

	Total Affiliated Investment Companies (cost $120,800,986)		$122,921,900

	Total Long-Term Investments (cost $120,800,986)		$122,921,900

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
364,880	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(1)		364,880

	Total Short-Term Investments (cost $364,880)		$364,880

	Total Investments (cost $121,165,866)	100.1%	$123,286,780
	Other Assets and Liabilities	(0.1)%	(77,250)

	Total Net Assets	100.0%	$123,209,530

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

The Hartford Conservative Allocation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Conservative Allocation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$122,921,900	$122,921,900	$—	$—
Short-Term Investments	364,880	364,880	—	—

Total	$123,286,780	$123,286,780	$—	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

Hartford Core Equity Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Banks - 8.9%
3,252,897	Bank of America Corp.	$100,449,459
1,032,969	Fifth Third Bancorp	30,565,553
885,057	JP Morgan Chase & Co.	101,737,302
547,509	PNC Financial Services Group, Inc.	79,295,729

		312,048,043

	Capital Goods - 6.6%
486,779	AMETEK, Inc.	37,871,406
191,176	Boeing Co.	68,116,009
519,241	Fortune Brands Home & Security, Inc.	30,115,978
126,072	General Dynamics Corp.	25,184,143
252,919	Illinois Tool Works, Inc.	36,250,880
197,850	Snap-on, Inc.	33,553,381

		231,091,797

	Commercial & Professional Services - 2.4%
177,060	Equifax, Inc.	22,221,030
487,683	IHS Markit Ltd.*	25,861,829
500,066	Republic Services, Inc.	36,244,784

		84,327,643

	Consumer Durables & Apparel - 3.0%
739,773	NIKE, Inc. Class B	56,895,941
506,557	VF Corp.	46,638,703

		103,534,644

	Consumer Services - 3.1%
854,088	Aramark	34,342,879
350,100	Hilton Worldwide Holdings, Inc.	27,538,866
292,273	McDonald’s Corp.	46,044,688

		107,926,433

	Diversified Financials - 2.2%
345,011	American Express Co.	34,335,495
438,517	Capital One Financial Corp.	41,360,923

		75,696,418

	Energy - 2.8%
584,787	Continental Resources, Inc.*	37,350,346
479,833	EOG Resources, Inc.	61,869,667

		99,220,013

	Food & Staples Retailing - 3.1%
245,802	Costco Wholesale Corp.	53,759,355
612,035	Walmart, Inc.	54,611,883

		108,371,238

	Food, Beverage & Tobacco - 2.0%
163,861	Constellation Brands, Inc. Class A	34,448,498
623,111	Monster Beverage Corp.*	37,399,122

		71,847,620

	Health Care Equipment & Services - 10.8%
652,175	Abbott Laboratories	42,743,549
162,375	Anthem, Inc.	41,080,875
772,816	Baxter International, Inc.	55,990,519
306,503	Danaher Corp.	31,441,078
754,876	Hologic, Inc.*	32,391,729
228,890	Laboratory Corp. of America Holdings*	40,133,573
579,382	Medtronic plc	52,277,638
329,731	UnitedHealth Group, Inc.	83,494,484

		379,553,445

	Household & Personal Products - 2.1%
722,093	Colgate-Palmolive Co.	48,387,452

Hartford Core Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

184,990	Estee Lauder Cos., Inc. Class A	$24,962,551

		73,350,003

	Insurance - 3.7%
485,244	Allstate Corp.	46,156,409
493,048	Athene Holding Ltd. Class A*	22,616,112
447,484	Chubb Ltd.	62,522,465

		131,294,986

	Materials - 2.2%
495,279	DowDuPont, Inc.	34,060,337
299,868	Ecolab, Inc.	42,191,427

		76,251,764

	Media - 1.6%
1,550,405	Comcast Corp. Class A	55,473,491

	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
185,583	Allergan plc	34,163,975
589,731	Bristol-Myers Squibb Co.	34,646,696
554,311	Eli Lilly & Co.	54,771,470
734,136	Merck & Co., Inc.	48,357,538
212,080	Thermo Fisher Scientific, Inc.	49,739,122

		221,678,801

	Retailing - 4.3%
23,288	Booking Holdings, Inc.*	47,244,831
593,359	Dollar Tree, Inc.*	54,161,810
494,865	TJX Cos., Inc.	48,130,570

		149,537,211

	Semiconductors & Semiconductor Equipment - 2.3%
594,789	Micron Technology, Inc.*	31,398,911
961,802	ON Semiconductor Corp.*	21,207,734
625,362	Teradyne, Inc.	27,046,907

		79,653,552

	Software & Services - 17.5%
84,847	Alphabet, Inc. Class A*	104,125,935
20,222	Alphabet, Inc. Class C*	24,615,432
737,986	eBay, Inc.*	24,685,632
270,331	Facebook, Inc. Class A*	46,653,724
689,667	GoDaddy, Inc. Class A*	50,773,285
584,626	Leidos Holdings, Inc.	40,000,111
524,011	Mastercard, Inc. Class A	103,754,178
894,664	Microsoft Corp.	94,905,957
294,922	salesforce.com, Inc.*	40,448,552
507,831	SS&C Technologies Holdings, Inc.	26,950,591
350,581	Total System Services, Inc.	32,092,185
197,218	Workday, Inc. Class A*	24,458,976

		613,464,558

	Technology Hardware & Equipment - 4.8%
376,272	Apple, Inc.	71,600,799
287,967	CDW Corp.	24,215,145
320,784	Motorola Solutions, Inc.	38,911,099
424,761	NetApp, Inc.	32,927,473

		167,654,516

	Telecommunication Services - 1.6%
1,110,570	Verizon Communications, Inc.	57,349,835

	Transportation - 2.2%
180,124	FedEx Corp.	44,287,088
197,744	Norfolk Southern Corp.	33,418,736

		77,705,824

	Utilities - 4.7%
747,895	American Electric Power Co., Inc.	53,205,250
429,120	NextEra Energy, Inc.	71,894,765

Hartford Core Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

483,555	Pinnacle West Capital Corp.		$38,892,329

			163,992,344

	Total Common Stocks (cost $2,701,836,637)		$3,441,024,179

	Total Long-Term Investments (cost $2,701,836,637)		$3,441,024,179

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
53,554,151	Fidelity Institutional Government Fund, Institutional Class, 1.79%(1)		53,554,151

	Total Short-Term Investments (cost $53,554,151)		$53,554,151

	Total Investments (cost $2,755,390,788)	99.7%	$3,494,578,330
	Other Assets and Liabilities	0.3%	10,470,691

	Total Net Assets	100.0%	$3,505,049,021

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Core Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$312,048,043	$312,048,043	$—	$—
Capital Goods	231,091,797	231,091,797	—	—
Commercial & Professional Services	84,327,643	84,327,643	—	—
Consumer Durables & Apparel	103,534,644	103,534,644	—	—
Consumer Services	107,926,433	107,926,433	—	—
Diversified Financials	75,696,418	75,696,418	—	—
Energy	99,220,013	99,220,013	—	—
Food & Staples Retailing	108,371,238	108,371,238	—	—
Food, Beverage & Tobacco	71,847,620	71,847,620	—	—
Health Care Equipment & Services	379,553,445	379,553,445	—	—
Household & Personal Products	73,350,003	73,350,003	—	—
Insurance	131,294,986	131,294,986	—	—
Materials	76,251,764	76,251,764	—	—
Media	55,473,491	55,473,491	—	—
Pharmaceuticals, Biotechnology & Life Sciences	221,678,801	221,678,801	—	—
Retailing	149,537,211	149,537,211	—	—
Semiconductors & Semiconductor Equipment	79,653,552	79,653,552	—	—
Software & Services	613,464,558	613,464,558	—	—
Technology Hardware & Equipment	167,654,516	167,654,516	—	—
Telecommunication Services	57,349,835	57,349,835	—	—
Transportation	77,705,824	77,705,824	—	—
Utilities	163,992,344	163,992,344	—	—
Short-Term Investments	53,554,151	53,554,151	—	—

Total	$3,494,578,330	$3,494,578,330	$—	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

The Hartford Dividend and Growth Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.1%
	Banks - 10.8%
9,694,196	Bank of America Corp.	$299,356,772
1,058,567	Bank of Nova Scotia	62,720,095
1,390,665	Citigroup, Inc.	99,974,907
2,626,443	JP Morgan Chase & Co.	301,909,623
1,181,025	PNC Financial Services Group, Inc.	171,047,851

		935,009,248

	Capital Goods - 4.2%
1,280,803	ABB Ltd. ADR	29,484,085
139,373	Caterpillar, Inc.	20,041,837
605,592	Eaton Corp. plc	50,367,087
439,276	Honeywell International, Inc.	70,130,413
2,100,433	Johnson Controls International plc	78,787,242
121,828	Lockheed Martin Corp.	39,728,111
535,381	United Technologies Corp.	72,672,617

		361,211,392

	Consumer Services - 0.9%
991,494	Hilton Worldwide Holdings, Inc.	77,990,918

	Diversified Financials - 3.1%
157,007	BlackRock, Inc.	78,936,839
1,202,061	Intercontinental Exchange, Inc.	88,844,329
888,776	Northern Trust Corp.	97,072,115

		264,853,283

	Energy - 9.5%
1,040,403	BP plc ADR	46,911,771
1,013,651	Canadian Natural Resources Ltd.	37,140,173
1,740,376	Chevron Corp.	219,757,278
1,554,960	ConocoPhillips	112,221,463
1,579,746	Halliburton Co.	67,012,825
1,927,833	Hess Corp.	126,523,680
2,875,893	Suncor Energy, Inc.	121,190,131
1,401,958	Total S.A. ADR	91,477,759

		822,235,080

	Food & Staples Retailing - 2.1%
278,453	Costco Wholesale Corp.	60,900,456
1,015,025	Sysco Corp.	68,219,830
614,558	Walmart, Inc.	54,837,010

		183,957,296

	Food, Beverage & Tobacco - 2.3%
1,028,834	PepsiCo., Inc.	118,315,910
902,850	Philip Morris International, Inc.	77,915,955

		196,231,865

	Health Care Equipment & Services - 5.3%
947,231	Abbott Laboratories	62,081,520
734,683	Cardinal Health, Inc.	36,697,416
1,215,798	CVS Health Corp.	78,856,658
1,420,319	Medtronic plc	128,155,383
425,026	UnitedHealth Group, Inc.	107,625,084
350,348	Universal Health Services, Inc. Class B	42,777,491

		456,193,552

	Household & Personal Products - 0.7%
1,137,560	Unilever N.V.	65,364,198

	Insurance - 7.6%
1,512,054	American International Group, Inc.	83,480,501
113,963	Brighthouse Financial, Inc.*	4,949,413
1,234,827	Chubb Ltd.	172,530,028
882,170	Marsh & McLennan Cos., Inc.	73,537,691
1,279,773	MetLife, Inc.	58,536,817

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,507,194	Principal Financial Group, Inc.	$87,537,828
1,718,893	Prudential Financial, Inc.	173,453,493

		654,025,771

	Materials - 5.0%
1,316,619	Ball Corp.	51,308,642
1,864,114	BHP Billiton plc ADR	86,233,914
307,033	Celanese Corp. Class A	36,263,668
460,638	CRH plc ADR	15,795,277
257,996	DowDuPont, Inc.	17,742,385
572,576	FMC Corp.	51,463,131
1,864,188	International Paper Co.	100,162,821
697,856	PPG Industries, Inc.	77,224,745

		436,194,583

	Media - 2.7%
820,506	CBS Corp. Class B	43,216,051
5,336,985	Comcast Corp. Class A	190,957,323

		234,173,374

	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
3,763,591	AstraZeneca plc ADR	147,269,316
2,871,544	Bristol-Myers Squibb Co.	168,703,210
981,189	Eli Lilly & Co.	96,951,285
1,938,865	Merck & Co., Inc.	127,713,037
417,850	Novartis AG ADR	35,057,615
3,510,449	Pfizer, Inc.	140,172,229

		715,866,692

	Real Estate - 2.5%
485,891	American Tower Corp. REIT	72,028,482
169,234	Boston Properties, Inc. REIT	21,243,944
1,456,144	Invitation Homes, Inc. REIT	33,651,488
486,281	Simon Property Group, Inc. REIT	85,687,575

		212,611,489

	Retailing - 2.6%
361,052	Expedia Group, Inc.	48,323,200
228,249	Home Depot, Inc.	45,083,743
602,913	Lowe’s Cos., Inc.	59,893,377
745,631	TJX Cos., Inc.	72,520,071

		225,820,391

	Semiconductors & Semiconductor Equipment - 4.0%
3,288,334	Intel Corp.	158,168,865
485,628	KLA-Tencor Corp.	57,022,440
1,017,882	QUALCOMM, Inc.	65,236,057
603,140	Texas Instruments, Inc.	67,141,545

		347,568,907

	Software & Services - 9.6%
384,719	Accenture plc Class A	61,297,278
157,961	Alliance Data Systems Corp.	35,522,270
196,489	Alphabet, Inc. Class A*	241,135,231
2,128,650	eBay, Inc.*	71,203,342
395,570	International Business Machines Corp.	57,329,960
3,415,588	Microsoft Corp.	362,325,575

		828,813,656

	Technology Hardware & Equipment - 4.6%
567,875	Apple, Inc.	108,060,934
2,469,443	Cisco Systems, Inc.	104,432,744
3,644,571	HP, Inc.	84,116,699
823,787	Motorola Solutions, Inc.	99,925,363

		396,535,740

	Telecommunication Services - 3.1%
1,290,407	AT&T, Inc.	41,254,312

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

4,425,096	Verizon Communications, Inc.		$228,511,957

			269,766,269

	Transportation - 3.5%
306,325	Canadian Pacific Railway Ltd.		60,756,500
904,168	Delta Air Lines, Inc.		49,204,823
624,975	Union Pacific Corp.		93,677,503
860,725	United Parcel Service, Inc. Class B		103,192,320

			306,831,146

	Utilities - 4.7%
1,535,243	Dominion Energy, Inc.		110,092,276
1,296,590	Edison International		86,391,792
1,882,618	Exelon Corp.		80,011,265
766,338	NextEra Energy, Inc.		128,392,268

			404,887,601

	Total Common Stocks (cost $5,952,970,500)		$8,396,142,451

	Total Long-Term Investments (cost $5,952,970,500)		$8,396,142,451

Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.6%
228,127,471	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(1)		228,127,471

	Total Short-Term Investments (cost $228,127,471)		$228,127,471

	Total Investments (cost $6,181,097,971)	99.7%	$8,624,269,922
	Other Assets and Liabilities	0.3%	22,444,002

	Total Net Assets	100.0%	$8,646,713,924

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$935,009,248	$935,009,248	$—	$—
Capital Goods	361,211,392	361,211,392	—	—
Consumer Services	77,990,918	77,990,918	—	—
Diversified Financials	264,853,283	264,853,283	—	—
Energy	822,235,080	822,235,080	—	—
Food & Staples Retailing	183,957,296	183,957,296	—	—
Food, Beverage & Tobacco	196,231,865	196,231,865	—	—
Health Care Equipment & Services	456,193,552	456,193,552	—	—
Household & Personal Products	65,364,198	65,364,198	—	—
Insurance	654,025,771	654,025,771	—	—
Materials	436,194,583	436,194,583	—	—
Media	234,173,374	234,173,374	—	—
Pharmaceuticals, Biotechnology & Life Sciences	715,866,692	715,866,692	—	—
Real Estate	212,611,489	212,611,489	—	—
Retailing	225,820,391	225,820,391	—	—
Semiconductors & Semiconductor Equipment	347,568,907	347,568,907	—	—
Software & Services	828,813,656	828,813,656	—	—
Technology Hardware & Equipment	396,535,740	396,535,740	—	—
Telecommunication Services	269,766,269	269,766,269	—	—
Transportation	306,831,146	306,831,146	—	—
Utilities	404,887,601	404,887,601	—	—
Short-Term Investments	228,127,471	228,127,471	—	—

Total	$8,624,269,922	$8,624,269,922	$—	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

Hartford Emerging Markets Equity Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 87.4%
	Brazil - 4.2%
70,754	Banco do Brasil S.A.	$612,662
28,501	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	88,010
105,540	Estacio Participacoes S.A.	729,695
53,259	IRB Brasil Resseguros S.A.	757,742
34,386	JBS S.A.	82,637
19,205	SLC Agricola S.A.	270,680
32,168	Sul America S.A.	189,153
28,998	Suzano Papel e Celulose S.A.	344,193
28,951	Telefonica Brasil S.A. ADR	319,619
67,857	TIM Participacoes S.A. ADR	1,114,212
157,047	Vale S.A.	2,294,636

		6,803,239

	Cayman Islands - 0.5%
84,555	Chlitina Holding Ltd.	769,652

	Chile - 0.4%
91,494	Empresas CMPC S.A.	370,182
22,118	Empresas COPEC S.A.	354,966

		725,148

	China - 22.0%
2,299	51job, Inc. ADR*	210,979
79,656	Agile Group Holdings Ltd.	122,991
2,904,670	Agricultural Bank of China Ltd. Class H	1,411,537
21,074	Alibaba Group Holding Ltd. ADR*	3,945,685
103,120	Anhui Conch Cement Co., Ltd. Class H	663,185
13,317	Autohome, Inc. ADR	1,288,420
4,685	Baidu, Inc. ADR*	1,158,038
160,300	Bank of Beijing Co., Ltd. Class A	140,121
2,527,068	Bank of China Ltd. Class H	1,193,828
2,774,874	Bank of Communications Co., Ltd. Class H	2,008,821
193,349	China CITIC Bank Corp. Ltd. Class H	124,444
2,131,161	China Construction Bank Corp. Class H	1,948,483
75,373	China Everbright Bank Co., Ltd. Class H	33,153
304,258	China Huarong Asset Management Co. Ltd. Class H(1)	77,612
20,515	China International Travel Service Corp. Ltd. Class A	211,597
191,042	China Oriental Group Co., Ltd.	166,157
2,285,754	China Petroleum & Chemical Corp. Class H	2,197,163
834,340	China Telecom Corp. Ltd. Class H	394,603
218,500	Chongqing Rural Commercial Bank Co., Ltd. Class H	133,870
808,431	CNOOC Ltd.	1,354,403
99,593	CSPC Pharmaceutical Group Ltd.	261,090
322,482	Daqin Railway Co., Ltd. Class A	423,747
7,278	Daqo New Energy Corp. ADR*	256,695
839,159	Dongfeng Motor Group Co., Ltd. Class H	843,708
39,558	Fangda Carbon New Material Co., Ltd. Class A	147,808
165,846	Fosun International Ltd.	304,072
34,817	Gree Electric Appliances, Inc. of Zhuhai Class A*	226,158
149,181	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	635,650
45,389	Hua Hong Semiconductor Ltd.(1)	159,961
497,195	Huaxia Bank Co., Ltd. Class A	555,098
6,482	Huazhu Group Ltd. ADR	259,345
1,423,985	Industrial & Commercial Bank of China Ltd. Class H	1,058,254
169,944	Industrial Bank Co., Ltd. Class A	386,131
6,827	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	128,564
29,887	On-Bright Electronics, Inc.	277,284
427,443	PetroChina Co., Ltd. Class H	325,517
178,816	Ping An Insurance Group Co. of China Ltd. Class H	1,664,648
420,051	Sinopec Shanghai Petrochemical Co., Ltd. Class H	252,570
13,567	TAL Education Group ADR*	434,008
122,802	Tencent Holdings Ltd.	5,589,255
158,612	Tianneng Power International Ltd.	218,689
142,331	Tingyi Cayman Islands Holding Corp.	328,942

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

336,225	Weichai Power Co., Ltd. Class H	$411,349
64,438	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(1)	313,991
88,635	Yihai International Holding Ltd.	201,361
9,364	YY, Inc. ADR*	873,006

		35,321,991

	Colombia - 0.3%
26,735	Ecopetrol S.A. ADR	571,327

	Czech Republic - 0.5%
29,048	CEZ AS	762,828

	Greece - 0.1%
8,038	Motor Oil Hellas Corinth Refineries S.A.	170,690

	Hong Kong - 5.2%
345,361	China Mobile Ltd.	3,119,789
631,499	China Resources Cement Holdings Ltd.	721,945
94,903	China Resources Land Ltd.	347,980
127,051	China Water Affairs Group Ltd.	166,772
920,284	CITIC Ltd.	1,304,485
114,981	Kingboard Chemical Holdings Ltd.	402,367
725,715	Kingboard Laminates Holdings Ltd.	870,938
266,974	Lee & Man Paper Manufacturing Ltd.	260,134
427,297	Shenzhen Investment Ltd.	154,197
51,497	Shimao Property Holdings Ltd.	146,459
640,330	Sino Biopharmaceutical Ltd.	877,010

		8,372,076

	Hungary - 0.3%
21,756	MOL Hungarian Oil & Gas plc	213,163
5,431	OTP Bank Nyrt	204,282

		417,445

	India - 9.4%
66,861	Bata India Ltd.	887,550
43,581	Bharat Forge Ltd.	407,957
218,928	GAIL India Ltd.	1,199,260
12,731	Graphite India Ltd.	188,830
25,717	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	156,926
70,860	HCL Technologies Ltd.	998,255
3,581	HEG Ltd.	225,256
48,188	Hexaware Technologies Ltd.	327,672
455,760	Indian Oil Corp. Ltd.	1,096,427
82,559	Indraprastha Gas Ltd.	366,670
62,141	Infosys Ltd.	1,234,104
149,152	JSW Steel Ltd.	720,506
38,938	Jubilant Foodworks Ltd.	799,435
47,637	Jubilant Life Sciences Ltd.	514,226
48,436	KPIT Technologies Ltd.	210,408
60,704	Mindtree Ltd.	826,965
43,875	NIIT Technologies Ltd.	786,970
465,324	Oil & Natural Gas Corp. Ltd.	1,124,282
57,465	Phillips Carbon Black Ltd.	214,528
472,228	Power Finance Corp. Ltd.	602,375
12,312	Radico Khaitan Ltd.	78,757
17,792	Rajesh Exports Ltd.	147,346
45,440	Reliance Infrastructure Ltd.	265,222
135,714	Rural Electrification Corp. Ltd.	232,062
5,300	Shriram Transport Finance Co., Ltd.	106,974
65,492	Tata Global Beverages Ltd.	236,451
55,621	Tech Mahindra Ltd.	552,810
16,645	Titan Co., Ltd.	221,677
39,459	Wipro Ltd.	159,151
45,820	Wipro Ltd. ADR	231,849

		15,120,901

	Indonesia - 1.5%
2,318,592	Adaro Energy Tbk PT	306,782

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

832,894	Bank Negara Indonesia Persero Tbk PT	$428,301
3,685,762	Bank Rakyat Indonesia Persero Tbk PT	785,285
796,285	Bukit Asam Tbk PT	247,855
731,375	Erajaya Swasembada Tbk PT	158,407
47,210	Gudang Garam Tbk PT	246,260
117,692	United Tractors Tbk PT	288,335

		2,461,225

	Malaysia - 2.0%
401,981	AirAsia Group Bhd	352,852
330,217	Genting Bhd	711,390
259,809	Hartalega Holdings Bhd	393,663
122,830	Malaysia Airports Holdings Bhd	279,881
176,424	MISC Bhd	290,326
7,346	Nestle Malaysia Bhd	266,733
283,605	Petronas Chemicals Group Bhd	623,730
397,852	Sime Darby Bhd	247,431

		3,166,006

	Mexico - 3.7%
1,061,422	America Movil S.A.B. de C.V. Class L	908,354
576,287	Fibra Uno Administracion S.A. de C.V. REIT	832,378
213,910	Grupo Financiero Banorte S.A.B. de C.V. Class O	1,492,042
7,357	Grupo Televisa S.A.B. ADR	146,257
892,853	Wal-Mart de Mexico S.A.B. de C.V.	2,606,545

		5,985,576

	Philippines - 0.0%
334,326	Megaworld Corp.	29,245

	Poland - 0.5%
10,872	Jastrzebska Spolka Weglowa S.A.*	234,652
243	LPP S.A.	596,760

		831,412

	Qatar - 0.2%
31,012	Barwa Real Estate Co.	309,183

	Russia - 1.7%
145,061	Gazprom PJSC ADR	650,541
7,084	LUKOIL PJSC ADR	508,144
6,938	Novolipetsk Steel PJSC GDR	179,294
65,034	Sberbank of Russia PJSC ADR	914,870
10,660	Severstal PJSC GDR	173,947
35,457	Surgutneftegas OJSC ADR	162,335
2,248	Tatneft PJSC ADR	154,964

		2,744,095

	Singapore - 0.3%
343,323	IGG, Inc.	444,907

	South Africa - 5.8%
33,907	Barloworld Ltd.	326,357
32,608	Clicks Group Ltd.	478,587
60,053	Exxaro Resources Ltd.	591,731
339,370	Growthpoint Properties Ltd. REIT	673,972
13,654	Kumba Iron Ore Ltd.	302,085
46,873	Mondi Ltd.	1,284,307
111,576	MTN Group Ltd.	970,639
7,644	Naspers Ltd. Class N	1,881,713
291,621	RMB Holdings Ltd.	1,822,767
59,125	Standard Bank Group Ltd.	914,233

		9,246,391

	South Korea - 12.5%
48,344	BNK Financial Group, Inc.	387,683
1,555	DB Insurance Co., Ltd.	89,682
22,941	Hana Financial Group, Inc.	922,403
11,642	Hanwha Corp.	335,042
1,597	Hotel Shilla Co., Ltd.	142,804

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

32,378	Industrial Bank of Korea	$453,608
37,882	KB Financial Group, Inc.	1,820,739
11,161	Kia Motors Corp.	316,421
14,834	Korea Gas Corp.*	773,033
78,469	KT Corp. ADR	1,075,025
3,529	LG Corp.	237,889
4,686	LG Electronics, Inc.	314,093
1,481	Lotte Chemical Corp.	476,973
2,839	POSCO	835,561
2,970	Samsung Card Co., Ltd.	94,066
147,078	Samsung Electronics Co., Ltd.	6,105,241
12,320	Shinhan Financial Group Co., Ltd.	480,595
2,604	Shinsegae International, Inc.	401,912
2,711	Shinsegae, Inc.	804,518
28,146	SK Hynix, Inc.	2,175,415
5,282	SK Telecom Co., Ltd.	1,180,473
40,275	Woori Bank	608,754

		20,031,930

	Taiwan - 12.2%
280,679	Asia Cement Corp.	374,895
48,273	Asustek Computer, Inc.	416,132
382,373	AU Optronics Corp.	165,488
557,304	Cathay Financial Holding Co., Ltd.	961,125
196,262	Chailease Holding Co., Ltd.	642,301
515,363	China Life Insurance Co., Ltd.	545,915
908,319	CTBC Financial Holding Co., Ltd.	616,287
492,890	Formosa Chemicals & Fibre Corp.	1,944,517
724,023	Fubon Financial Holding Co., Ltd.	1,201,185
245,894	Gigabyte Technology Co., Ltd.	495,021
51,673	Globalwafers Co., Ltd.	874,736
375,969	HannStar Display Corp.	110,084
8,796	Hiwin Technologies Corp.	86,348
217,569	Micro-Star International Co., Ltd.	748,315
304,286	Nanya Technology Corp.	782,873
118,577	Pou Chen Corp.	130,439
364,704	Radiant Opto-Electronics Corp.	771,251
1,635,905	Shin Kong Financial Holding Co., Ltd.	621,451
468,141	SinoPac Financial Holdings Co., Ltd.	176,084
288,560	Taiwan Cement Corp.	371,323
396,402	Taiwan Semiconductor Manufacturing Co., Ltd.	3,169,514
51,670	TCI Co., Ltd.	981,499
440,548	Uni-President Enterprises Corp.	1,165,334
1,077,816	United Microelectronics Corp.	617,244
19,170	Walsin Technology Corp.	218,318
35,467	Yageo Corp.	907,847
1,015,067	Yuanta Financial Holding Co., Ltd.	468,240

		19,563,766

	Thailand - 2.6%
31,100	Bangkok Bank PCL	194,571
101,709	CP ALL PCL	230,045
145,866	Krung Thai Bank PCL	83,302
404,240	Krungthai Card PCL	349,321
183,702	PTT Exploration & Production PCL	761,974
267,477	PTT Global Chemical PCL	657,236
722,520	PTT PCL	1,107,560
1,703,329	Quality Houses PCL	178,166
31,853	Siam Cement PCL	431,161
59,168	Tisco Financial Group PCL	138,717

		4,132,053

	Turkey - 1.0%
128,219	Eregli Demir ve Celik Fabrikalari T.A.S.	287,730
37,927	Ford Otomotiv Sanayi A.S.	455,025
156,836	Haci Omer Sabanci Holding A.S.	270,763
15,186	TAV Havalimanlari Holding A.S.	89,656

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

70,035	Tekfen Holding A.S.		$277,381
67,311	Turkiye Is Bankasi A.S. Class C		69,616
179,058	Turkiye Vakiflar Bankasi TAO Class D		150,061

			1,600,232

	United Arab Emirates - 0.5%
1,111,538	Aldar Properties PJSC		615,115
45,665	First Abu Dhabi Bank PJSC		169,076

			784,191

	Total Common Stocks (cost $134,976,100)		$140,365,509

Preferred Stocks - 2.6%
	Brazil - 2.6%
75,700	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%		317,257
36,200	Itau Unibanco Holding S.A.		434,018
708,821	Itausa - Investimentos Itau S.A.		1,967,846
286,500	Petroleo Brasileiro S.A.		1,505,283

			4,224,404

	Total Preferred Stocks (cost $5,204,894)		$4,224,404

Warrants - 0.0%
	Thailand - 0.0%
89,713	Thaifoods Group PCL Expires 05/18/2020*		2,400

	Total Warrants (cost $—)		$2,400

	Total Long-Term Investments (cost $140,180,994)		$144,592,313

Short-Term Investments - 3.6%
	Other Investment Pools & Funds - 3.6%
5,796,131	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(2)		5,796,131

	Total Short-Term Investments (cost $5,796,131)		$5,796,131

	Total Investments (cost $145,977,125)	93.6%	$150,388,444
	Other Assets and Liabilities	6.4%	10,219,911

	Total Net Assets	100.0%	$160,608,355

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $551,564, which represented 0.3% of total net assets.

(2)	Current yield as of period end.

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	68	09/21/2018	$3,727,420	$84,611

Total futures contracts				$84,611

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MTN	Medium Term Note
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$6,803,239	$6,803,239	$—	$—
Cayman Islands	769,652	—	769,652	—
Chile	725,148	725,148	—	—
China	35,321,991	8,755,118	26,566,873	—
Colombia	571,327	571,327	—	—
Czech Republic	762,828	—	762,828	—
Greece	170,690	170,690	—	—
Hong Kong	8,372,076	—	8,372,076	—
Hungary	417,445	—	417,445	—
India	15,120,901	231,849	14,889,052	—
Indonesia	2,461,225	—	2,461,225	—
Malaysia	3,166,006	266,733	2,899,273	—
Mexico	5,985,576	5,985,576	—	—
Philippines	29,245	—	29,245	—
Poland	831,412	—	831,412	—
Qatar	309,183	309,183	—	—
Russia	2,744,095	—	2,744,095	—
Singapore	444,907	—	444,907	—
South Africa	9,246,391	673,972	8,572,419	—
South Korea	20,031,930	1,075,025	18,956,905	—
Taiwan	19,563,766	—	19,563,766	—
Thailand	4,132,053	3,506,321	625,732	—
Turkey	1,600,232	—	1,600,232	—
United Arab Emirates	784,191	169,076	615,115	—
Preferred Stocks	4,224,404	4,224,404	—	—
Warrants	2,400	2,400	—	—
Short-Term Investments	5,796,131	5,796,131	—	—
Futures Contracts(2)	84,611	84,611	—	—

Total	$150,473,055	$39,350,803	$111,122,252	$—

(1)

For the period ended July 31, 2018, investments valued at $992,796 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $258,081 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor; and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 24.2%
	Argentina - 0.6%
$ 250,000	Cia Latinoamericana de Infraestructura & Servicios S.A. 9.50%, 07/20/2023(1)(10)	$197,500
50,000	IRSA Propiedades Comerciales S.A. 8.75%, 03/23/2023(1)(10)	50,122
150,000	Pampa Energia S.A. 7.50%, 01/24/2027(1)	140,625
150,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	124,050
250,000	Transportadora de Gas del Sur S.A. 6.75%, 05/02/2025(1)	234,925
300,000	YPF S.A. 8.75%, 04/04/2024(1)	302,610

		1,049,832

	Austria - 0.2%
400,000	JBS Investments GmbH 7.75%, 10/28/2020(2)	410,060

	Azerbaijan - 0.5%
600,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	659,796
260,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(2)(10)	280,956

		940,752

	Bermuda - 0.1%
275,000	Ooredoo International Finance Ltd. 3.25%, 02/21/2023(2)	268,215

	Brazil - 0.8%
	Banco do Brasil S.A.
250,000	4.88%, 04/19/2023(1)	245,925
270,000	5.88%, 01/26/2022(2)	276,210
	Globo Comunicacao e Participacoes S.A.
400,000	5.13%, 03/31/2027(2)	377,004
200,000	5.13%, 03/31/2027(1)	188,502
255,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(3)(4)	244,481

		1,332,122

	British Virgin Islands - 2.1%
200,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(1)	191,252
470,000	HLP Finance Ltd. 4.75%, 06/25/2022(2)	481,255
	Sinopec Group Overseas Development Ltd.
200,000	2.50%, 09/13/2022(2)	190,004
875,000	2.50%, 09/13/2022(1)	831,267
325,000	3.25%, 09/13/2027(1)	302,747
615,000	SmarTone Finance Ltd. 3.88%, 04/08/2023(2)(10)	603,550
450,000	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	429,583
240,000	State Grid Overseas Investment Ltd. 3.50%, 05/04/2027(1)(5)	229,037
	Yingde Gases Investment Ltd.
200,000	6.25%, 01/19/2023(1)	190,058
200,000	6.25%, 01/19/2023(2)	190,058

		3,638,811

	British Virgin Islands - 0.1%
120,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(1)	116,400

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Canada - 0.1%
$ 200,000	Frontera Energy Corp. 9.70%, 06/25/2023(1)	$208,500

	Cayman Islands - 3.7%
2,000,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(1)	2,003,200
400,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(2)	382,816
HKD 2,000,000	China Evergrande Group 4.25%, 02/14/2023(2)(10)	227,416
$ 266,000	CK Hutchison International 17 Ltd. 3.50%, 04/05/2027(1)	252,825
245,000	Comcel Trust via Comunicaciones Celulares S.A. 6.88%, 02/06/2024(2)	254,205
405,000	CSN Islands XI Corp. 6.88%, 09/21/2019(2)	404,498
525,000	ICD Funding Ltd. 4.63%, 05/21/2024(2)	518,851
300,000	KWG Property Holding Ltd. 8.98%, 01/14/2019(2)	304,501
200,000	Ooredoo Tamweel Ltd. 3.04%, 12/03/2018	199,928
200,000	Semiconductor Manufacturing International Corp. 4.13%, 10/07/2019(2)	199,804
	Shimao Property Holdings Ltd.
200,000	4.75%, 07/03/2022(2)	190,567
500,000	5.20%, 01/30/2025(2)	459,510
575,000	SPARC EM SPC Panama Metro Line 2 SP 0.00%, 12/05/2022(2)(6)	524,544
250,000	Vale Overseas Ltd. 8.25%, 01/17/2034	319,062
200,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(2)(10)	176,099

		6,417,826

	Chile - 0.6%
400,000	Corp. Nacional del Cobre de Chile 5.63%, 09/21/2035(1)	443,407
334,775	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(2)	327,145
275,000	Inversiones CMPC S.A. 4.38%, 04/04/2027(1)	267,720

		1,038,272

	China - 0.2%
	Industrial & Commercial Bank of China Ltd.
225,000	4.88%, 09/21/2025(1)	228,732
200,000	4.88%, 09/21/2025(2)	203,318

		432,050

	Colombia - 0.6%
	Banco de Bogota S.A.
200,000	6.25%, 05/12/2026(1)	211,380
200,000	6.25%, 05/12/2026(2)	211,250
	Ecopetrol S.A.
250,000	5.38%, 06/26/2026	259,675
195,000	5.88%, 09/18/2023	208,943
COP 280,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)(10)	80,750

		971,998

	Costa Rica - 0.2%
$ 400,000	Banco Nacional de Costa Rica 5.88%, 04/25/2021(2)	410,000

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Dominican Republic - 0.1%
$ 200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	$209,000

	Free of Tax - 0.4%
ZAR 31,030,000	European Investment Bank 0.00%, 10/18/2032(6)	666,199

	Hong Kong - 0.3%
$ 200,000	ICBIL Finance Co., Ltd. 3.00%, 04/05/2020(2)	199,915
300,000	Nanyang Commercial Bank, Ltd. 5 year USD CMT + 3.205%, 5.00%, 06/02/2022(2)(3)(4)	275,667

		475,582

	India - 1.2%
300,000	Axis Bank Ltd. 3.00%, 08/08/2022(1)	285,643
425,000	ICICI Bank Ltd. 3.80%, 12/14/2027(1)	387,941
230,000	Indian Oil Corp. Ltd. 5.75%, 08/01/2023(2)	242,256
240,000	JSW Steel Ltd. 5.25%, 04/13/2022(2)	240,000
230,000	NTPC Ltd. 4.38%, 11/26/2024(2)	227,268
	Reliance Industries Ltd.
400,000	3.67%, 11/30/2027(1)	369,361
275,000	4.88%, 02/10/2045(1)	267,123

		2,019,592

	Indonesia - 0.6%
IDR 2,620,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	173,480
	Perusahaan Listrik Negara PT
$ 250,000	4.13%, 05/15/2027(1)	237,879
200,000	5.45%, 05/21/2028(1)	207,850
215,000	6.15%, 05/21/2048(1)	229,202
IDR 2,040,000,000	Wijaya Karya Persero Tbk PT 7.70%, 01/31/2021(1)	134,567

		982,978

	Ireland - 0.5%
$ 100,000	AK Transneft OJSC Via TransCapitalInvest Ltd. 8.70%, 08/07/2018(2)	100,030
	Eurotorg LLC Via Bonitron DAC
200,000	8.75%, 10/30/2022(1)	199,940
200,000	8.75%, 10/30/2022(2)	199,940
GBP 225,000	Russian Railways Via RZD Capital plc 7.49%, 03/25/2031(2)	367,058

		866,968

	Israel - 0.4%
$ 525,000	Israel Chemicals Ltd. 6.38%, 05/31/2038(1)(2)	523,687
200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(2)	195,289

		718,976

	Jersey - 0.2%
400,000	West China Cement Ltd. 6.50%, 09/11/2019(2)	401,220

	Luxembourg - 1.2%
200,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	192,000
300,000	Atento Luxco S.A. 6.13%, 08/10/2022(1)	295,800
ZAR 475,000	European Investment Bank 0.00%, 12/31/2018(6)	34,989

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 325,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	$333,125
200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	188,980
250,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(2)	232,813
255,000	Rede D’or Finance S.a.r.l 4.95%, 01/17/2028(1)	233,325
	Rumo Luxembourg S.a.r.l.
200,000	5.88%, 01/18/2025(1)	192,000
352,000	7.38%, 02/09/2024(1)	365,024

		2,068,056

	Mauritius - 0.2%
200,000	Azure Power Energy Ltd. 5.50%, 11/03/2022(2)	192,248
200,000	MTN Mauritius Investment Ltd. 5.37%, 02/13/2022(1)	199,782

		392,030

	Mexico - 0.8%
275,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	268,954
265,000	Banco Inbursa S.A. Institucion de Banca Multiple 4.38%, 04/11/2027(1)	255,725
235,000	BBVA Bancomer S.A. 1 year USD CMT + 2.650%, 5.13%, 01/18/2033(1)(4)	218,729
	Grupo Bimbo S.A.B. de C.V.
200,000	3.88%, 06/27/2024	197,871
200,000	4.70%, 11/10/2047(1)	186,850
EUR 125,000	Sigma Alimentos S.A. de C.V. 2.63%, 02/07/2024(1)	151,662
$ 200,000	Trust F 5.25%, 01/30/2026(1)	201,000

		1,480,791

	Morocco - 0.2%
275,000	OCP S.A. 4.50%, 10/22/2025(2)	269,222

	Netherlands - 2.1%
250,000	First Bank of Nigeria Ltd. Via FBN Finance Co. B.V. USSW2 + 6.488%, 8.00%, 07/23/2021(2)(4)(10)	247,125
	Greenko Dutch B.V.
250,000	5.25%, 07/24/2024(2)	238,125
200,000	5.25%, 07/24/2024(1)	190,500
240,000	ICTSI Treasury B.V. 5.88%, 09/17/2025(2)	249,146
200,000	IHS Netherlands Holdco B.V. 9.50%, 10/27/2021(1)	204,676
225,000	Majapahit Holding B.V. 7.88%, 06/29/2037(2)	285,187
460,000	Metinvest B.V. 7.75%, 04/23/2023(1)	445,018
260,000	Minejesa Capital B.V. 4.63%, 08/10/2030(2)	243,957
330,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(2)	345,794
395,000	Nostrum Oil & Gas Finance B.V. 7.00%, 02/16/2025(1)	347,797
	Petrobras Global Finance B.V.
225,000	5.75%, 02/01/2029	206,438
90,000	7.38%, 01/17/2027	93,600
500,000	Teva Pharmaceutical Finance Netherlands III B.V. 6.75%, 03/01/2028(5)	533,388

		3,630,751

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Nigeria - 0.3%
$ 300,000	Access Bank plc 10.50%, 10/19/2021(1)(10)	$314,970
200,000	Zenith Bank plc 7.38%, 05/30/2022(1)	202,000

		516,970

	Peru - 0.7%
295,000	Cerro del Aguila S.A. 4.13%, 08/16/2027(1)	276,931
210,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.38%, 06/01/2028(1)	218,925
445,000	Peru LNG Srl 5.38%, 03/22/2030(1)	453,322
270,000	SAN Miguel Industrias Pet S.A. 4.50%, 09/18/2022(1)	266,625

		1,215,803

	Philippines - 0.1%
240,000	SM Investments Corp. 4.88%, 06/10/2024(2)	240,737

	Singapore - 0.8%
200,000	BOC Aviation Ltd. 3.88%, 04/27/2026(1)	191,060
265,000	Indika Energy Capital II Pte Ltd. 6.88%, 04/10/2022(1)	267,941
	STATS ChipPAC Pte Ltd.
260,000	8.50%, 11/24/2020(1)	264,875
200,000	8.50%, 11/24/2020(2)	203,750
390,000	United Overseas Bank Ltd. 5 year USD Swap + 1.995%, 3.75%, 09/19/2024(2)(4)	389,820

		1,317,446

	South Africa - 0.3%
	Eskom Holdings SOC Ltd.
250,000	5.75%, 01/26/2021(2)	246,562
225,000	6.75%, 08/06/2023(2)	220,514

		467,076

	South Korea - 0.8%
250,000	GS Caltex Corp. 3.00%, 06/12/2022(1)	241,250
280,000	Industrial Bank of Korea 5 year USD CMT + 2.085%, 3.90%, 07/31/2022(1)(3)(4)	260,399
325,000	Shinhan Bank Co., Ltd. 3.75%, 09/20/2027(1)	300,266
520,000	Woori Bank Subordinated 5.13%, 08/06/2028	517,648

		1,319,563

	Thailand - 0.1%
225,000	Krung Thai Bank PCL 5 year USD CMT + 3.535%, 5.20%, 12/26/2024(2)(4)	227,577
	Turkey - 0.6%
	Coca-Cola Icecek AS
275,000	4.22%, 09/19/2024(1)	253,677
200,000	4.75%, 10/01/2018(2)	199,800
300,000	Turkcell Iletisim Hizmetleri AS 5.80%, 04/11/2028(2)	265,875
310,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(1)	269,725

		989,077

	United Arab Emirates - 1.4%
	Abu Dhabi National Energy Co. PJSC
380,000	4.88%, 04/23/2030(1)	386,680
200,000	6.50%, 10/27/2036(1)	239,059

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 255,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	$255,587
420,000	Emirates SembCorp Water and Power Co. PJSC 4.45%, 08/01/2035(1)	397,947
825,000	NBK SPC Ltd. 2.75%, 05/30/2022(2)	792,247
	Oztel Holdings SPC Ltd.
200,000	5.63%, 10/24/2023(1)	200,950
250,000	6.63%, 04/24/2028(1)	247,813

		2,520,283

	United Kingdom - 0.6%
ZAR 550,000	European Bank for Reconstruction & Development 0.00%, 12/31/2020(6)	34,779
$ 270,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	280,116
200,000	MARB BondCo plc 7.00%, 03/15/2024(1)	195,500
505,000	Tullow Oil plc 7.00%, 03/01/2025(1)	491,744

		1,002,139

	United States - 0.5%
275,000	CNOOC Finance USA LLC 3.50%, 05/05/2025	264,839
505,000	Southern Copper Corp. 6.75%, 04/16/2040	602,197

		867,036

	Total Corporate Bonds (cost $42,937,536)	$42,099,910

Foreign Government Obligations - 68.8%
	Angola - 0.1%
200,000	Angolan Government International Bond 9.38%, 05/08/2048(1)	211,869

	Argentina - 1.8%
ARS 1,471,568	Argentina Bonos Adjusted Certificate 4.00%, 03/06/2020(7)	56,530
	Argentine Bonos del Tesoro
5,840,763	15.50%, 10/17/2026	184,670
8,645,000	16.00%, 10/17/2023	273,819
8,610,000	18.20%, 10/03/2021	256,695
	Argentine Republic Government International Bond
$ 35,000	5.88%, 01/11/2028	29,487
150,000	6.88%, 01/26/2027	136,500
	Bonos De La Nacion Argentina En Moneda Dua
1,242,860	4.50%, 06/21/2019	1,291,580
490,000	4.50%, 02/13/2020	504,210
ARS 3,970,000	City of Buenos Aires Argentina BADLAR + 3.250%, 37.70%, 03/29/2024(4)(10)	115,470
$ 150,000	Provincia de Buenos Aires 9.13%, 03/16/2024(1)	146,251
185,000	Provincia de Cordoba 7.13%, 08/01/2027	151,239

		3,146,451

	Bahrain - 0.1%
155,000	Bahrain Government International Bond 5.50%, 03/31/2020(2)	153,844

	Brazil - 5.3%
	Banco Nacional de Desenvolvimento Economico e Social
EUR 100,000	3.63%, 01/21/2019(2)	118,414
$ 275,000	4.00%, 04/14/2019(2)	275,820
BRL 5,720,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2022(6)	1,108,209

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Brazil Notas do Tesouro Nacional
6,081,000	10.00%, 01/01/2021	$1,656,869
22,130,000	10.00%, 01/01/2023	5,856,643
498,000	10.00%, 01/01/2027	125,726
585,000	10.00%, 01/01/2029	146,066

		9,287,747

	Chile - 1.9%
	Bonos de la Tesoreria de la Republica en pesos
CLP 435,000,000	4.70%, 09/01/2030(1)(2)	674,819
595,000,000	4.50%, 03/01/2026	930,456
600,000,000	5.00%, 03/01/2035	933,459
465,000,000	6.00%, 01/01/2043	801,192

		3,339,926

	Colombia - 3.3%
	Colombian TES
COP 963,170,537	3.00%, 03/25/2033(7)	305,745
2,180,763,480	4.75%, 02/23/2023(7)	817,562
798,315,203	4.75%, 04/04/2035(7)	309,193
35,400,000	6.00%, 04/28/2028	11,524
2,745,400,000	7.00%, 05/04/2022	987,757
1,102,400,000	7.00%, 06/30/2032	372,861
3,653,300,000	7.50%, 08/26/2026	1,324,954
1,732,700,000	7.75%, 09/18/2030	634,246
2,310,600,000	10.00%, 07/24/2024	944,878

		5,708,720

	Croatia - 0.1%
EUR 225,000	Croatia Government International Bond 2.75%, 01/27/2030(2)	263,979

	Czech Republic - 1.9%
	Czech Republic Government Bond
CZK 5,270,000	0.25%, 02/10/2027	207,104
24,000,000	1.00%, 06/26/2026(2)	1,013,411
13,700,000	2.50%, 08/25/2028(2)	643,259
31,890,000	2.75%, 07/23/2029	1,512,940

		3,376,714

	Dominican Republic - 0.1%
DOP 8,450,000	Dominican Republic International Bond 8.90%, 02/15/2023(1)	172,272

	Egypt - 0.2%
	Egypt Government International Bond
$ 200,000	5.58%, 02/21/2023(1)	198,374
200,000	6.59%, 02/21/2028(1)	195,903

		394,277

	Ghana - 1.1%
	Ghana Government Bond
GHS 1,770,000	18.25%, 07/25/2022(10)	370,676
180,000	21.00%, 03/23/2020(10)	38,951
2,775,000	21.50%, 03/09/2020(10)	605,959
185,000	24.00%, 11/23/2020(10)	42,632
100,000	24.50%, 06/21/2021(10)	23,698
1,900,000	24.75%, 07/19/2021(10)	455,509
1,835,000	Ghana Treasury Note 21.00%, 01/07/2019(10)	388,476

		1,925,901

	Hungary - 4.4%
	Hungary Government Bond
HUF 184,010,000	1.75%, 10/26/2022	661,220
62,610,000	2.50%, 10/27/2021	234,606
525,700,000	2.75%, 12/22/2026	1,864,301
244,510,000	3.00%, 06/26/2024	915,348
253,600,000	3.00%, 10/27/2027	907,594
191,010,000	5.50%, 06/24/2025	818,084

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

130,950,000	6.00%, 11/24/2023	$565,672
145,490,000	7.00%, 06/24/2022	629,089
255,590,000	7.50%, 11/12/2020	1,063,274

		7,659,188

	Indonesia - 4.5%
	Indonesia Treasury Bond
IDR 2,578,000,000	5.63%, 05/15/2023	164,120
13,323,000,000	6.13%, 05/15/2028	819,983
20,748,000,000	6.63%, 05/15/2033	1,250,348
13,717,000,000	7.50%, 08/15/2032	897,771
11,102,000,000	7.50%, 05/15/2038	721,784
9,750,000,000	8.25%, 06/15/2032	680,243
9,079,000,000	8.25%, 05/15/2036	626,926
6,032,000,000	8.38%, 03/15/2024	428,205
9,652,000,000	8.38%, 03/15/2034	669,044
16,136,000,000	8.75%, 05/15/2031	1,167,162
4,545,000,000	8.75%, 02/15/2044	325,975
900,000,000	9.00%, 03/15/2029	66,382

		7,817,943

	Ivory Coast - 0.1%
EUR 210,000	Ivory Coast Government International Bond 5.25%, 03/22/2030(1)	238,704

	Kazakhstan - 0.2%
125,000	KazAgro National Management Holding JSC 3.26%, 05/22/2019(2)	148,917
$ 275,000	4.63%, 05/24/2023(2)	268,125

		417,042

	Malaysia - 1.9%
	Malaysia Government Bond
MYR 7,640,000	3.58%, 09/28/2018	1,880,235
2,900,000	3.65%, 10/31/2019	715,051
1,570,000	3.76%, 04/20/2023	385,911
1,080,000	3.90%, 11/16/2027	260,794
580,000	4.76%, 04/07/2037	142,286

		3,384,277

	Mexico - 8.4%
	Mexican Bonos
MXN 116,619,900	6.50%, 06/09/2022	5,984,875
40,998,100	7.50%, 06/03/2027	2,162,537
15,487,900	7.75%, 05/29/2031	827,115
33,860,200	7.75%, 11/23/2034	1,800,730
9,247,400	7.75%, 11/13/2042	489,288
5,116,900	8.00%, 12/07/2023	277,612
4,819,600	8.00%, 11/07/2047	262,028
8,436,600	8.50%, 05/31/2029	476,246
5,810,100	8.50%, 11/18/2038	331,371
17,553,700	10.00%, 12/05/2024	1,047,905
15,325,900	10.00%, 11/20/2036	992,743
132,287	Mexican Udibonos 4.50%, 12/04/2025(7)	7,554

		14,660,004

	Mongolia - 0.2%
$ 375,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/2020(2)(10)	398,663

	Netherlands - 0.2%
289,063	Republic of Angola Via Northern Lights III B.V. 7.00%, 08/17/2019(2)(10)	292,773

	Pakistan - 0.2%
$ 275,000	Pakistan Government International Bond 7.25%, 04/15/2019(2)	278,108

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Poland - 1.8%
	Republic of Poland Government Bond
PLN 525,000	1.75%, 07/25/2021	$142,961
300,000	2.00%, 04/25/2021	82,406
3,030,000	2.50%, 07/25/2027	786,953
2,975,000	3.25%, 07/25/2025	830,691
4,000,000	5.75%, 10/25/2021	1,225,381

		3,068,392

	Qatar - 0.7%
	Qatar Government International Bond
$ 200,000	2.38%, 06/02/2021(2)	194,000
290,000	5.10%, 04/23/2048(1)	296,171
705,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(2)	723,993

		1,214,164

	Romania - 1.3%
	Romania Government Bond
RON 3,300,000	3.25%, 04/29/2024	769,478
2,430,000	5.80%, 07/26/2027	652,278
3,190,000	5.85%, 04/26/2023	846,326

		2,268,082

	Russia - 9.2%
	Russian Federal Bond - OFZ
RUB 47,695,000	6.50%, 11/24/2021(8)	752,539
3,640,000	6.50%, 02/28/2024	55,760
68,360,000	7.00%, 12/15/2021	1,083,945
143,480,000	7.10%, 10/16/2024	2,253,008
189,805,000	7.40%, 12/07/2022	3,041,346
112,210,000	7.70%, 03/23/2033	1,794,426
294,765,000	7.75%, 09/16/2026	4,769,226
35,145,000	8.50%, 09/17/2031	599,966
30,680,294	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(7)	487,280
22,217,699	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(7)	340,173
	Russian Foreign Bond - Eurobond
$ 600,000	5.25%, 06/23/2047(2)	595,500
200,000	5.25%, 06/23/2047(1)	198,500

		15,971,669

	Saudi Arabia - 0.4%
	Saudi Government International Bond
200,000	2.88%, 03/04/2023(1)	192,120
225,000	4.50%, 04/17/2030(1)	226,877
275,000	4.63%, 10/04/2047(1)	262,174

		681,171

	Senegal - 0.2%
275,000	Senegal Government International Bond 6.25%, 07/30/2024(2)	278,795

	South Africa - 7.4%
	Republic of South Africa Government Bond
ZAR 10,375,000	7.00%, 02/28/2031	666,900
18,600,000	7.25%, 01/15/2020	1,410,026
26,690,000	8.00%, 01/31/2030	1,886,433
27,620,000	8.25%, 03/31/2032	1,951,964
2,805,000	8.75%, 01/31/2044	198,147
10,665,000	8.88%, 02/28/2035	780,226
37,484,000	9.00%, 01/31/2040	2,732,337
38,535,000	10.50%, 12/21/2026	3,249,026

		12,875,059

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	South Korea - 0.6%
IDR 14,600,000,000	Export-Import Bank of Korea 7.25%, 12/07/2024(2)	$962,264

	Sri Lanka - 0.4%
	Sri Lanka Government International Bond
$ 375,000	6.25%, 07/27/2021(2)	382,524
295,000	6.75%, 04/18/2028(1)	291,763

		674,287

	Supranational - 3.2%
	European Bank for Reconstruction & Development
IDR 5,800,000,000	5.60%, 01/30/2025	360,831
9,850,000,000	6.25%, 07/25/2022(10)	649,950
4,958,900,000	6.45%, 12/13/2022	329,103
5,240,000,000	Inter-American Development Bank 7.88%, 03/14/2023	366,295
MXN 8,800,000	International Bank for Reconstruction & Development 0.00%, 05/25/2033(6)(10)	137,162
	International Finance Corp.
12,500,000	0.00%, 01/20/2037(2)(6)	141,983
56,800,000	0.00%, 02/22/2038(6)	617,439
45,100,000	0.00%, 03/23/2038(6)	458,508
43,440,000	7.50%, 01/18/2028	2,200,697
7,100,000	7.75%, 01/18/2030	368,106

		5,630,074

	Thailand - 1.8%
	Thailand Government Bond
THB 5,639,452	1.20%, 07/14/2021(2)(7)	169,939
9,229,235	1.25%, 03/12/2028(2)(7)	260,677
35,165,000	1.88%, 06/17/2022	1,048,866
5,775,000	3.40%, 06/17/2036	178,566
10,000,000	3.78%, 06/25/2032	326,440
28,995,000	3.85%, 12/12/2025	949,556
5,784,000	4.88%, 06/22/2029	205,975

		3,140,019

	Tunisia - 0.2%
$ 300,000	Banque Centrale de Tunisie International Bond 5.75%, 01/30/2025(2)	273,450

	Turkey - 4.1%
	Turkey Government Bond
TRY 775,000	8.50%, 09/14/2022	108,568
1,245,000	8.80%, 09/27/2023	169,353
3,345,000	9.20%, 09/22/2021	514,772
935,000	9.50%, 01/12/2022	141,897
4,600,000	10.40%, 03/27/2019	887,219
2,185,000	10.40%, 03/20/2024	314,746
3,285,000	10.50%, 08/11/2027	446,848
3,425,000	10.60%, 02/11/2026	477,713
8,340,000	10.70%, 02/17/2021	1,384,215
3,900,000	10.70%, 08/17/2022	595,828
7,925,000	11.00%, 03/02/2022	1,246,955
4,100,000	11.00%, 02/24/2027	573,525
$ 325,000	Turkey Government International Bond 5.75%, 05/11/2047	253,474

		7,115,113

	Ukraine - 0.1%
250,000	Ukraine Government International Bond 7.75%, 09/01/2019(2)	254,580

	United Arab Emirates - 0.4%
$ 725,000	Abu Dhabi Government International Bond 4.13%, 10/11/2047(1)	687,168

	Uruguay - 1.0%
	Uruguay Government International Bond

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

UYU 563,417	4.00%, 07/10/2030(7)		$19,539
12,635,738	4.38%, 12/15/2028(7)		443,505
34,375,000	8.50%, 03/15/2028(2)		982,545
10,933,000	9.88%, 06/20/2022(2)		355,121

			1,800,710

	Total Foreign Government Obligations (cost $130,128,871)		$120,023,399

	Total Long-Term Investments (cost $173,066,407)		$162,123,309

Short-Term Investments - 6.5%
	Foreign Government Obligations - 1.8%
ARS 9,625,000	Argentina Treasury Bill 0.00%, 10/12/2018(9)		367,762
CZK 63,000,000	Czech Republic Ministry of Finance Bill 0.50%, 12/14/2018(9)		2,873,238

			3,241,000

	Other Investment Pools & Funds - 3.2%
5,508,650	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(9)		5,508,650

	Securities Lending Collateral - 0.3%
24,299	Citibank NA DDCA, 1.91%, 08/01/2018(9)		24,299
249,810	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(9)		249,810
100,066	Invesco Government & Agency Portfolio, 1.81%(9)		100,066
51,580	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(9)		51,580
60,218	Western Asset Institutional Government Class A Fund, 1.76%(9)		60,218

			485,973

	U.S. Treasury - 1.2%
	U.S. Treasury Bills - 1.2%
$ 700,000	0.92%, 08/02/2018(9)		699,965
350,000	0.93%, 08/02/2018(9)		349,982
1,000,000	1.97%, 10/25/2018(9)		995,381

			2,045,328

	Total Short-Term Investments (cost $11,564,641)		$11,280,951

	Total Investments Excluding Purchased Options (cost $184,631,048)	99.5%	$173,404,260
	Total Purchased Options (cost $1,227,273)	0.6%	$1,080,515

	Total Investments (cost $185,858,321)	100.1%	$174,484,775
	Other Assets and Liabilities	(0.1)%	(150,704)

	Total Net Assets	100.0%	$174,334,071

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $26,468,676, which represented 15.2% of total net assets.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(2)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $26,040,168, which represented 14.9% of total net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(5)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(6)	Security is a zero-coupon bond.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Current yield as of period end.
(10)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $5,698,407, which represented 3.3% of total net assets.

OTC Option Contracts Outstanding at July 31, 2018
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
AUD Call/USD Put(1)	MSC	0.75 AUD	08/01/18	3,925,000 AUD	3,925,000	$242	$47,758	$(47,516)
NZD Call/USD Put(1)	MSC	0.70 NZD	08/01/18	2,805,000 NZD	2,805,000	—	33,059	(33,059)
USD Call/BRL Put(1)	DEUT	3.80 BRL per USD	04/05/19	4,086,000 USD	4,086,000	230,213	94,591	135,622
USD Call/CNH Put(1)	MSC	6.78 USD	09/26/18	2,579,000 USD	2,579,000	31,709	12,599	19,110
USD Call/HUF Put(1)	MSC	270.76 USD	10/30/18	1,953,000 USD	1,953,000	43,837	19,413	24,424
USD Call/KRW Put(1)	MSC	1,121.40 USD	12/13/18	3,517,000 USD	3,517,000	53,596	36,313	17,283
USD Call/KRW Put(1)	MSC	1,126.00 USD	11/19/18	3,677,000 USD	3,677,000	44,999	38,792	6,207
USD Call/KRW Put(1)	MSC	1,178.80 USD	01/14/19	3,701,000 USD	3,701,000	24,249	39,157	(14,908)
USD Call/MXN Put(1)	BCLY	22.86 MXN per USD	08/15/18	3,606,000 USD	3,606,000	4	51,999	(51,995)

Total Calls					29,849,000	$428,849	$373,681	$55,168

Puts
AUD Put/USD Call(1)	MSC	0.75 AUD	08/01/18	3,925,000 AUD	3,925,000	$24,918	$47,758	$(22,840)
EUR Put/CZK Call(1)	HSBC	26.00 CZK per EUR	03/21/19	940,000 EUR	940,000	22,514	22,917	(403)
EUR Put/PLN Call(1)	BCLY	4.28 PLN per EUR	09/20/18	2,500,000 EUR	2,500,000	21,545	44,841	(23,296)
NZD Put/USD Call(1)	MSC	0.70 NZD	08/01/18	2,805,000 NZD	2,805,000	51,282	33,058	18,224
USD Put/BRL Call(1)	MSC	3.71 USD	08/16/18	1,835,000 USD	1,835,000	10,529	50,460	(39,931)
USD Put/BRL Call(1)	DEUT	3.31 BRL per USD	08/06/18	2,579,000 USD	2,579,000	—	93,566	(93,566)
USD Put/MXN Call(1)	DEUT	19.25 USD	10/10/18	873,000 USD	873,000	30,998	23,248	7,750
USD Put/MXN Call(1)	MSC	19.38 USD	11/14/18	6,143,000 USD	6,143,000	252,729	191,551	61,178
USD Put/MXN Call(1)	BCLY	17.42 MXN per USD	08/15/18	1,803,000 USD	1,803,000	114	31,084	(30,970)
USD Put/MXN Call(1)	BOA	17.09 MXN per USD	09/25/18	3,086,000 USD	3,086,000	1,922	12,498	(10,576)
USD Put/PHP Call(1)	BCLY	52.93 PHP per USD	10/17/18	2,064,000 USD	2,064,000	12,795	31,063	(18,268)
USD Put/RUB Call(1)	BCLY	63.55 USD	01/10/19	3,678,000 USD	3,678,000	124,085	128,620	(4,535)
USD Put/RUB Call(1)	MSC	55.87 RUB per USD	09/19/18	821,000 USD	821,000	74	9,483	(9,409)

Total Puts					33,052,000	$553,505	$720,147	$(166,642)

Total purchased option contracts					62,901,000	$982,354	$1,093,828	$(111,474)

Written option contracts:
Calls
USD Call/BRL Put	DEUT	4.33 USD	04/05/19	(4,086,000) USD	(4,086,000)	$(80,993)	$(99,208)	$18,215
USD Call/CNH Put	MSC	6.63 USD	09/26/18	(2,579,000) USD	(2,579,000)	(70,319)	(29,259)	(41,060)
USD Call/KRW Pat	MSC	1,157.00 USD	08/22/18	(3,677,000) USD	(3,677,000)	(1,912)	(14,693)	12,781

Total Calls					(10,342,000)	$(153,224)	$(143,160)	$(10,064)

Written option contracts:
Puts
EUR Put/CZK Call	HSBC	24.00 CZK per EUR	03/21/19	(940,000) EUR	(940,000)	$(1,113)	$(7,114)	$6,001
EUR Put/PLN Call	BCLY	4.18 PLN per EUR	09/20/18	(2,500,000) EUR	(2,500,000)	(2,964)	(16,449)	13,485
USD Put/BRL Call	MSC	3.55 USD	08/16/18	(1,835,000) USD	(1,835,000)	(475)	(17,717)	17,242
USD Put/BRL Call	DEUT	3.57 USD	04/05/19	(4,086,000) USD	(4,086,000)	(77,765)	(73,303)	(4,462)
USD Put/BRL Call	DEUT	3.13 BRL per USD	08/06/18	(2,579,000) USD	(2,579,000)	—	(31,128)	31,128
USD Put/HUF Call	MSC	249.26 USD	10/30/18	(1,953,000) USD	(1,953,000)	(1,611)	(16,200)	14,589
USD Put/KRW Call	MSC	1,033.70 USD	12/13/18	(3,517,000) USD	(3,517,000)	(5,441)	(27,222)	21,781

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

USD Put/KRW Call	MSC	1,078.86 USD	01/14/19	(3,701,000) USD	(3,701,000)	$(40,526)	$(34,345)	$(6,181)
USD Put/MXN Call	DEUT	18.44 USD	10/10/18	(1,746,000) USD	(1,746,000)	(22,075)	(16,081)	(5,994)
USD Put/MXN Call	MSC	18.42 USD	11/14/18	(12,286,000) USD	(12,286,000)	(181,612)	(130,010)	(51,602)
USD Put/PHP Call	BCLY	51.67 PHP per USD	10/17/18	(2,064,000) USD	(2,064,000)	(1,893)	(10,795)	8,902
USD Put/RUB Call	BCLY	60.14 USD	01/10/19	(7,355,000) USD	(7,355,000)	(76,815)	(81,162)	4,347

Total Puts					(44,562,000)	$(412,290)	$(461,526)	$49,236

Total written option contracts					(54,904,000)	$(565,514)	$(604,686)	$39,172

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $982,354, which represented 0.6% of total net assets.

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 months KRW-CD-KSDA-Interest Rate Swap Expiring on 08/13/2029(1)	CBK	2.12%	Receive	08/12/19	KRW 3,103,640,000	3,103,640,000	$25,783	$66,723	$(40,940)
Puts
3 months KRW-CD-KSDA-Interest Rate Swap Expiring on 08/13/2029(1)	CBK	2.12%	Pay	08/12/19	KRW 3,103,640,000	3,103,640,000	$72,378	$66,723	$5,655

Total purchased swaption contracts						6,207,280,000	$98,161	$133,446	$(35,285)

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $98,161, which represented 0.1% of total net assets.

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	16	09/28/2018	$3,382,000	$(5,529)
U.S. Treasury 5-Year Note Future	102	09/28/2018	11,538,750	(27,715)

Total				$(33,244)

Short position contracts:
Euro-Bund Future	16	09/06/2018	$3,023,097	$(17,237)
Long Gilt Future	2	09/26/2018	322,047	(2,628)
U.S. Treasury 10-Year Note Future	54	09/19/2018	6,448,781	1,311
U.S. Treasury Long Bond Future	23	09/19/2018	3,288,282	2,626

Total				$(15,928)

Total futures contracts				$(49,172)

OTC Credit Default Swap Contracts Outstanding at July 31, 2018
Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	GSC	USD 1,210,000	(1.00%)	06/20/23	Quarterly	$86,058	$—	$59,498	$(26,560)

Total traded indices						$86,058	$—	$59,498	$(26,560)

Total OTC contracts						$86,058	$—	$59,498	$(26,560)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at July 31, 2018

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 15.55% based on the notional amount of currency delivered	09/19/23	GSC	USD 2,600,745	TRY 11,875,000	$11,342	$—	$189,822	$178,480
Fixed Rate equal to 15.55% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/23	GSC	TRY 11,875,000	USD 2,600,745	—	(11,342)	(378,054)	(366,712)
Fixed Rate equal to 13.58% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/28	GSC	TRY 6,515,000	USD 1,426,851	—	(6,223)	(104,142)	(97,919)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 13.58% based on the notional amount of currency delivered	09/19/28	GSC	USD 1,426,851	TRY 6,515,000	6,223	—	223,816	217,593
Fixed Rate equal to 13.51% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency deliveredVariable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/28	GSC	TRY 660,000	USD 144,928	—	(1,011)	(10,931)	(9,920)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 13.51% based on the notional amount of currency delivered	09/19/28	GSC	USD 144,928	TRY 660,000	1,011	—	23,524	22,513
Fixed Rate equal to 14.69% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/28	BNP	TRY 3,115,000	USD 646,266	604	—	(13,842)	(14,446)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 14.69% based on the notional amount of currency delivered	09/19/28	BNP	USD 646,266	TRY 3,115,000	$—	$(604)	$38,721	$39,325
Fixed Rate equal to 14.88% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/28	CBK	TRY 3,110,000	USD 645,228	2,338	—	(13,820)	(16,158)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 14.88% based on the notional amount of currency delivered	09/19/28	CBK	USD 645,228	TRY 3,110,000	—	(2,338)	33,121	35,459
Fixed Rate equal to 14.75% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/28	CBK	TRY 3,115,000	USD 648,958	—	(351)	(16,535)	(16,184)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 14.75% based on the notional amount of currency deliveredFixed Rate equal to 12.32% based on the notional amount of currency delivered	09/19/28	CBK	USD 648,958	TRY 3,115,000	351	—	39,662	39,311
Fixed Rate equal to 14.74% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/28	BNP	TRY 3,110,000	USD 643,213	2,618	—	(11,805)	(14,423)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 14.74% based on the notional amount of currency delivered	09/19/28	BNP	USD 643,213	TRY 3,110,000	—	(2,618)	35,187	37,805
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 17.32% based on the notional amount of currency delivered	09/19/23	BNP	USD 1,034,855	TRY 4,988,000	—	(967)	22,166	23,133
Fixed Rate equal to 17.32% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/23	BNP	TRY 4,988,000	USD 1,034,855	967	—	$(47,529)	$(48,496)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 17.49% based on the notional amount of currency delivered	09/19/23	CBK	USD 1,034,855	TRY 4,988,000	$—	$(3,749)	$22,166	$25,915
Fixed Rate equal to 17.49% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/23	CBK	TRY 4,988,000	USD 1,034,855	3,749	—	(42,361)	(46,110)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 17.37% based on the notional amount of currency delivered	09/19/23	BNP	USD 1,031,416	TRY 4,987,000	—	(4,198)	18,930	23,128
Fixed Rate equal to 17.37% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/23	BNP	TRY 4,987,000	USD 1,031,416	4,198	—	(42,768)	(46,966)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 17.28% based on the notional amount of currency delivered	09/19/23	CBK	USD 1,038,958	TRY 4,987,000	562	—	26,472	25,910
Fixed Rate equal to 17.28% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/19/23	CBK	TRY 4,987,000	USD 1,038,958	—	(562)	(53,046)	(52,484)

Total						$33,963	$ (33,963)	$ (61,246)	$ (61,246)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2018
Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA	2.30% Fixed	3M KRW KSDA	KRW 2,508,775,000	09/19/23	Quarterly	$—	$—	$(14,672)	$(14,672)
CBK	4.46% Fixed	CLICP Camara Promedio A	CLP 252,635,000	09/20/28	Semi-Annual	—	—	(2,373)	(2,373)
CBK	4.48% Fixed	CLICP Camara Promedio A	CLP 252,740,000	09/20/28	Semi-Annual	—	—	(3,024)	(3,024)
DEUT	4.45% Fixed	CLICP Camara Promedio A	CLP 174,460,000	09/20/28	Semi-Annual	—	—	(1,527)	(1,527)
DEUT	NDFPREDI	8.55% Fixed	BRL 6,036,944	01/03/22	Maturity	—	—	(49,595)	(49,595)
GSC	3M KRW KSDA	2.22% Fixed	KRW 663,280,000	09/19/28	Quarterly	—	—	(1,406)	(1,406)
GSC	3M KRW KSDA	2.21% Fixed	KRW 663,280,000	09/19/28	Quarterly	—	—	(1,777)	(1,777)
GSC	3M KRW KSDA	2.21% Fixed	KRW 1,326,565,000	09/19/28	Quarterly	—	—	(3,554)	(3,554)
GSC	3.05% Fixed	CLICP Camara Promedio A	CLP 3,897,510,000	09/20/19	Maturity	—	—	(3,529)	(3,529)
GSC	4.44% Fixed	CLICP Camara Promedio A	CLP 173,020,000	09/20/28	Semi-Annual	—	—	(1,181)	(1,181)
GSC	4.47% Fixed	CLICP Camara Promedio A	CLP 352,855,000	09/20/28	Semi-Annual	—	—	(3,768)	(3,768)
MSC	4.47% Fixed	CLICP Camara Promedio A	CLP 225,665,000	09/20/28	Semi-Annual	—	—	(2,671)	(2,671)

Total						$—	$—	$(89,077)	$(89,077)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.63% Fixed	MXN	9,435,000	01/09/19	Lunar	$—	$—	$(1,457)	$(1,457)
1 Mo. MXN TIIE	7.82% Fixed	MXN	20,300,000	01/03/22	Lunar	—	—	5,219	5,219
1 Mo. MXN TIIE	7.94% Fixed	MXN	10,075,000	01/05/22	Lunar	—	—	692	692
1 Mo. MXN TIIE	7.84% Fixed	MXN	10,075,000	01/07/22	Lunar	—	—	2,326	2,326
1 Mo. MXN TIIE	7.29% Fixed	MXN	13,625,000	05/05/22	Lunar	—	—	16,622	16,622
1 Mo. MXN TIIE	6.84% Fixed	MXN	9,850,000	07/14/22	Lunar	—	—	20,401	20,401
2.14% Fixed	6M CZK PRIBOR	CZK	21,350,000	09/19/28	Annual	—	—	7,511	7,511
6M CZK PRIBOR	1.98% Fixed	CZK	85,900,000	09/19/23	Semi-Annual	—	—	(38,531)	(38,531)
0.40% Fixed	6M EUR EURIBOR	EUR	1,650,000	09/19/23	Annual	—	(3,106)	(2,595)	511
6M EUR EURIBOR	1.00% Fixed	EUR	825,000	09/19/28	Semi-Annual	2,048	—	1,422	(626)
2.60% Fixed	6M PLN WIBOR	PLN	7,365,000	09/19/23	Annual	—	—	(8,671)	(8,671)
2.60% Fixed	6M PLN WIBOR	PLN	15,560,000	09/19/23	Annual	—	—	(18,022)	(18,022)
6M PLN WIBOR	2.03% Fixed	PLN	27,825,000	09/19/20	Semi-Annual	—	—	6,707	6,707
6M PLN WIBOR	2.67% Fixed	PLN	3,775,000	09/19/25	Semi-Annual	—	—	(3,383)	(3,383)
6M PLN WIBOR	3.09% Fixed	PLN	4,699,000	09/19/28	Semi-Annual	—	—	14,305	14,305
6M PLN WIBOR	3.10% Fixed	PLN	1,426,000	09/19/28	Semi-Annual	—	—	4,392	4,392

Total						$2,048	$(3,106)	$6,938	$7,996

OTC Total Return Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Nigeria Treasury Bills	HSBC	USD	524,095	—	08/02/18	Quarterly	$—	$—	$18,744	$18,744
Nigeria Treasury Bills	JPM	USD	189,700	(0.03%)	03/18/19	Quarterly	—	—	9,830	9,830
Nigeria Treasury Bills	HSBC	USD	535,319	(1.00%)	04/04/19	Quarterly	—	—	—	—

Total							$—	$—	$28,574	$28,574

Foreign Currency Contracts Outstanding at July 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,100,000	AUD	812,335	USD	GSC	09/19/18	$5,074	$—
1,140,000	AUD	842,869	USD	GSC	09/19/18	4,264	—
975,000	AUD	721,164	USD	JPM	09/19/18	3,358	—
995,000	AUD	736,238	USD	GSC	09/19/18	3,145	—
340,000	AUD	249,666	USD	GSC	09/19/18	2,987	—
570,000	AUD	421,540	USD	MSC	09/19/18	2,027	—
640,000	AUD	474,633	USD	GSC	09/19/18	950	—
350,000	AUD	259,229	USD	GSC	09/19/18	856	—
980,000	AUD	727,586	USD	MSC	09/19/18	651	—
835,000	AUD	620,257	USD	MSC	09/19/18	230	—
1,065,000	AUD	792,196	USD	GSC	09/19/18	—	(796)
790,000	AUD	588,857	USD	GSC	09/19/18	—	(1,809)
800,000	AUD	609,445	USD	MSC	09/19/18	—	(14,966)
2,041,000	AUD	1,550,164	USD	BNP	09/19/18	—	(33,499)
7,178,000	BRL	1,847,334	USD	MSC	09/05/18	57,011	—
3,020,000	BRL	774,319	USD	BCLY	09/05/18	26,896	—
1,630,000	BRL	416,667	USD	CBK	09/05/18	15,777	—
1,655,000	BRL	424,904	USD	BNP	09/05/18	14,173	—
1,155,000	BRL	298,913	USD	GSC	09/05/18	7,512	—
3,620,000	BRL	956,053	USD	GSC	09/05/18	4,344	—

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,155,000	BRL	302,491	USD	UBS	09/05/18	$3,934	$—
290,000	BRL	74,935	USD	DEUT	09/05/18	2,002	—
2,910,000	BRL	770,861	USD	SCB	09/05/18	1,171	—
133,000	BRL	34,142	USD	BNP	09/05/18	1,143	—
132,000	BRL	33,922	USD	GSC	09/05/18	1,098	—
1,230,000	BRL	326,173	USD	GSC	09/05/18	149	—
825,000	BRL	218,920	USD	BNP	09/05/18	—	(45)
60,420,000	BRL	16,435,450	USD	SCB	09/05/18	—	(405,842)
3,140,000	BRL	892,679	USD	DEUT	10/26/18	—	(63,349)
935,000	BRL	240,731	USD	DEUT	04/09/19	2,521	—
5,961,000	BRL	1,738,408	USD	DEUT	04/09/19	—	(187,578)
115,300,000	CLP	180,246	USD	GSC	09/20/18	666	—
113,200,000	CLP	177,585	USD	GSC	09/20/18	32	—
1,084,044,000	CLP	1,712,279	USD	BCLY	09/20/18	—	(11,351)
1,045,000	CNH	158,039	USD	MSC	08/08/18	—	(4,590)
4,120,000	CNH	621,812	USD	BNP	09/19/18	—	(17,106)
4,913,000	CNH	748,534	USD	MSC	09/19/18	—	(27,437)
12,295,000	CNH	1,915,307	USD	GSC	09/19/18	—	(110,731)
3,640,300,000	COP	1,236,099	USD	GSC	09/19/18	20,579	—
966,500,000	COP	329,031	USD	GSC	09/19/18	4,617	—
1,078,100,000	COP	372,787	USD	GSC	09/19/18	—	(613)
1,164,500,000	COP	402,663	USD	SCB	09/19/18	—	(662)
245,800,000	COP	85,884	USD	UBS	09/19/18	—	(1,031)
1,807,300,000	COP	625,017	USD	BCLY	09/19/18	—	(1,114)
14,764,560,000	COP	5,144,446	USD	BCLY	09/19/18	—	(47,532)
178,300,000	CZK	8,065,319	USD	CBK	09/19/18	103,241	—
5,750,000	CZK	257,755	USD	DEUT	09/19/18	5,673	—
3,780,000	CZK	169,342	USD	GSC	09/19/18	3,833	—
6,270,000	CZK	283,543	USD	BOA	09/19/18	3,708	—
5,030,000	CZK	227,403	USD	JPM	09/19/18	3,039	—
1,110,000	CZK	49,976	USD	DEUT	09/19/18	877	—
1,080,000	CZK	49,087	USD	GSC	09/19/18	392	—
4,130,000	CZK	189,163	USD	UBS	09/19/18	47	—
91,300,000	CZK	4,189,034	USD	MSC	09/19/18	—	(6,255)
91,300,000	CZK	4,216,311	USD	JPM	09/19/18	—	(33,532)
5,424,000	CZK	228,413	USD	JPM	03/25/19	22,511	—
64,230,000	CZK	3,029,717	USD	MSC	09/26/19	—	(30,590)
64,220,000	CZK	3,044,323	USD	GSC	09/26/19	—	(45,663)
1,943,000	EGP	97,736	USD	GSC	08/02/18	10,923	—
1,943,000	EGP	108,606	USD	DEUT	08/02/18	53	—
9,430,000	EGP	488,728	USD	GSC	09/18/18	30,817	—
6,050,000	EGP	313,553	USD	GSC	09/18/18	19,771	—
4,730,000	EGP	243,877	USD	GSC	09/18/18	16,722	—
8,850,000	EGP	480,978	USD	GSC	09/19/18	6,450	—
13,960,000	EGP	711,156	USD	GSC	12/17/18	36,127	—
28,210,000	EGP	1,473,877	USD	CBK	01/08/19	26,496	—
2,027,000	EUR	2,358,820	USD	GSC	09/19/18	20,307	—
868,000	EUR	1,014,136	USD	GSC	09/19/18	4,652	—
1,158,000	EUR	1,356,226	USD	BNP	09/19/18	2,939	—
345,000	EUR	402,654	USD	MSC	09/19/18	2,279	—
20,000	EUR	23,515	USD	GSC	09/19/18	—	(41)
226,000	EUR	265,702	USD	BOA	09/19/18	—	(441)
108,000	EUR	127,524	USD	DEUT	09/19/18	—	(762)
481,000	EUR	565,846	USD	GSC	09/19/18	—	(1,287)
1,152,000	EUR	1,366,087	USD	GSC	09/19/18	—	(13,963)
1,510,000	EUR	1,786,697	USD	UBS	09/19/18	—	(14,382)
1,509,000	EUR	1,795,076	USD	JPM	09/19/18	—	(23,935)
832,000	EUR	1,036,299	USD	BCLY	09/24/18	—	(59,417)
201,000	EUR	227,037	USD	HSBC	03/25/19	12,595	—
231,635,000	HUF	910,694	USD	MSC	09/05/18	—	(64,209)
78,600,000	HUF	278,339	USD	GSC	09/19/18	9,148	—
136,500,000	HUF	491,961	USD	CBK	09/19/18	7,301	—
100,768,000	HUF	363,071	USD	GSC	09/19/18	5,498	—
119,525,000	HUF	433,664	USD	CBK	09/19/18	3,510	—
51,538,000	HUF	185,679	USD	CSFB	09/19/18	2,826	—
20,800,000	HUF	73,937	USD	DEUT	09/19/18	2,141	—

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

30,600,000	HUF	111,873	USD	GSC	09/19/18	$49	$—
15,400,000	HUF	56,397	USD	UBS	09/19/18	—	(70)
219,200,000	HUF	808,975	USD	GSC	09/19/18	—	(7,230)
219,200,000	HUF	809,035	USD	GSC	09/19/18	—	(7,290)
435,700,000	HUF	1,616,566	USD	GSC	09/19/18	—	(22,950)
233,508,000	HUF	901,575	USD	MSC	11/05/18	—	(44,849)
6,077,000,000	IDR	413,317	USD	UBS	09/19/18	5,622	—
8,084,000,000	IDR	555,246	USD	BCLY	09/19/18	2,052	—
800,000,000	IDR	55,134	USD	DEUT	09/19/18	16	—
4,088,000,000	IDR	281,931	USD	CSFB	09/19/18	—	(111)
716,000,000	IDR	49,516	USD	UBS	09/19/18	—	(156)
3,769,000,000	IDR	260,200	USD	DEUT	09/19/18	—	(371)
6,543,000,000	IDR	452,302	USD	UBS	09/19/18	—	(1,238)
5,484,000,000	IDR	381,124	USD	BNP	09/19/18	—	(3,066)
13,756,000,000	IDR	978,239	USD	UBS	09/19/18	—	(29,922)
13,454,000,000	IDR	957,580	USD	JPM	09/19/18	—	(30,083)
14,581,000,000	IDR	1,038,015	USD	BNP	09/19/18	—	(32,824)
16,506,000,000	IDR	1,174,470	USD	CSFB	09/19/18	—	(36,572)
104,110,947,000	IDR	7,410,032	USD	BCLY	09/19/18	—	(232,788)
37,320,000	INR	540,556	USD	SCB	09/19/18	307	—
61,836,000	INR	904,617	USD	BCLY	09/19/18	—	(8,453)
14,191,000	INR	204,835	USD	SCB	10/19/18	93	—
32,906,000	INR	490,768	USD	BCLY	10/19/18	—	(15,582)
35,834,000	INR	514,118	USD	BNP	12/03/18	564	—
35,779,000	INR	516,441	USD	CSFB	12/03/18	—	(2,549)
38,952,000	INR	570,307	USD	BNP	12/03/18	—	(10,842)
392,850,000	KRW	347,954	USD	GSC	09/19/18	3,624	—
778,560,000	KRW	694,616	USD	GSC	09/19/18	2,149	—
322,907,000	KRW	288,023	USD	MSC	09/19/18	959	—
390,390,000	KRW	349,655	USD	DEUT	09/19/18	—	(280)
200,799,000	KRW	186,750	USD	MSC	09/19/18	—	(7,047)
3,174,195,000	KRW	2,858,991	USD	MSC	09/19/18	—	(18,277)
1,685,705,000	KRW	1,573,367	USD	MSC	12/17/18	—	(59,732)
1,910,364,000	KRW	1,707,588	USD	MSC	01/16/19	9,958	—
34,113,000	KZT	100,126	USD	CBK	09/19/18	—	(2,924)
39,797,000	KZT	116,570	USD	CBK	09/19/18	—	(3,172)
39,797,000	KZT	116,792	USD	CBK	09/19/18	—	(3,394)
32,181,000	KZT	95,210	USD	CBK	09/19/18	—	(3,513)
32,181,000	KZT	95,535	USD	CBK	09/19/18	—	(3,838)
36,472,000	KZT	108,001	USD	CBK	09/19/18	—	(4,078)
5,470,000	MXN	286,455	USD	MSC	08/02/18	6,940	—
6,085,000	MXN	319,589	USD	DEUT	08/02/18	6,793	—
43,899,000	MXN	2,126,220	USD	CBK	08/06/18	226,856	—
5,280,000	MXN	272,833	USD	MSC	08/06/18	10,186	—
30,825,000	MXN	1,627,938	USD	MSC	08/17/18	21,011	—
2,663,000	MXN	129,294	USD	CBK	08/17/18	13,160	—
22,990,000	MXN	1,105,138	USD	BNP	09/19/18	118,216	—
16,190,000	MXN	773,556	USD	BNP	09/19/18	87,954	—
11,010,000	MXN	524,993	USD	CBK	09/19/18	60,876	—
15,900,000	MXN	785,949	USD	RBS	09/19/18	60,129	—
11,250,000	MXN	543,553	USD	JPM	09/19/18	55,087	—
11,930,000	MXN	585,613	USD	BCLY	09/19/18	49,211	—
11,440,000	MXN	574,890	USD	JPM	09/19/18	33,860	—
9,900,000	MXN	495,942	USD	GSC	09/19/18	30,861	—
9,470,000	MXN	487,143	USD	BOA	09/19/18	16,779	—
23,210,000	MXN	1,221,254	USD	HSBC	09/19/18	13,807	—
2,570,000	MXN	127,512	USD	UBS	09/19/18	9,244	—
870,000	MXN	43,795	USD	BNP	09/19/18	2,500	—
6,160,000	MXN	327,572	USD	JPM	09/19/18	217	—
5,190,000	MXN	276,245	USD	DEUT	09/19/18	—	(72)
2,921,000	MXN	156,258	USD	RBC	09/19/18	—	(824)
45,830,000	MXN	2,384,805	USD	MSC	09/24/18	52,084	—
72,970,000	MXN	3,583,548	USD	BNP	10/18/18	280,142	—
72,970,000	MXN	3,609,249	USD	GSC	10/18/18	254,441	—
830,000	MYR	204,660	USD	UBS	08/10/18	—	(543)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,940,000	MYR	478,717	USD	UBS	08/10/18	$—	$(1,624)
1,873,000	MYR	462,926	USD	BCLY	08/10/18	—	(2,310)
1,280,000	MYR	317,342	USD	UBS	08/10/18	—	(2,559)
9,713,000	MYR	2,406,823	USD	UBS	08/10/18	—	(18,161)
37,554,000	NGN	102,958	USD	GSC	09/19/18	—	(1,496)
143,216,000	NGN	374,421	USD	JPM	10/09/18	9,181	—
1,190,000	NZD	804,455	USD	GSC	09/19/18	6,601	—
580,000	NZD	393,065	USD	GSC	09/19/18	2,240	—
205,000	NZD	139,385	USD	GSC	09/19/18	335	—
585,000	NZD	402,478	USD	GSC	09/19/18	—	(3,766)
660,000	NZD	458,300	USD	RBS	09/19/18	—	(8,470)
672,000	NZD	473,572	USD	SCB	09/19/18	—	(15,563)
9,763,000	PEN	2,972,899	USD	BCLY	09/19/18	4,488	—
885,000	PEN	267,997	USD	BCLY	09/19/18	1,898	—
615,000	PEN	186,862	USD	GSC	09/19/18	692	—
465,000	PEN	141,729	USD	GSC	09/19/18	80	—
9,763,000	PEN	2,978,068	USD	BCLY	09/19/18	—	(681)
114,750,000	PHP	2,139,661	USD	UBS	09/19/18	16,180	—
3,341,000	PLN	896,458	USD	SSG	09/19/18	18,373	—
3,165,000	PLN	856,272	USD	CBK	09/19/18	10,367	—
1,495,000	PLN	401,621	USD	BOA	09/19/18	7,740	—
755,000	PLN	200,658	USD	GSC	09/19/18	6,076	—
1,165,000	PLN	314,324	USD	BNP	09/19/18	4,676	—
365,000	PLN	97,459	USD	DEUT	09/19/18	2,485	—
1,045,000	PLN	285,920	USD	UBS	09/19/18	222	—
18,738,000	PLN	5,147,183	USD	UBS	09/19/18	—	(16,352)
18,737,000	PLN	5,185,851	USD	UBS	09/19/18	—	(55,295)
12,150,000	RON	3,051,077	USD	HSBC	09/19/18	15,056	—
860,000	RON	215,226	USD	JPM	09/19/18	1,801	—
390,000	RON	98,463	USD	UBS	09/19/18	—	(44)
181,088,000	RUB	2,845,654	USD	BCLY	09/19/18	37,202	—
55,930,000	RUB	870,506	USD	BNP	09/19/18	19,880	—
14,520,000	RUB	224,625	USD	BCLY	09/19/18	6,528	—
11,740,000	RUB	184,613	USD	BCLY	09/19/18	2,283	—
9,850,000	RUB	157,047	USD	MSC	09/19/18	—	(239)
15,140,000	RUB	241,270	USD	UBS	09/19/18	—	(247)
19,215,000	RUB	305,315	USD	MSC	09/20/18	553	—
2,893,000	RUB	48,992	USD	MSC	09/20/18	—	(2,941)
540,000	SGD	396,475	USD	GSC	09/19/18	555	—
145,000	SGD	106,426	USD	SSG	09/19/18	184	—
515,000	SGD	379,716	USD	BNP	09/19/18	—	(1,066)
17,860,000	THB	534,385	USD	JPM	09/19/18	3,074	—
5,580,000	THB	168,377	USD	UBS	09/19/18	—	(458)
8,200,000	THB	247,271	USD	JPM	09/19/18	—	(509)
14,760,000	THB	444,811	USD	CBK	09/19/18	—	(640)
18,150,000	THB	546,871	USD	JPM	09/19/18	—	(685)
7,630,000	THB	233,842	USD	JPM	09/19/18	—	(4,233)
16,020,000	THB	487,004	USD	JPM	09/19/18	—	(4,916)
276,586,000	THB	8,647,366	USD	JPM	09/19/18	—	(324,094)
2,507,000	TRY	549,600	USD	GSC	08/17/18	—	(44,675)
760,000	TRY	151,330	USD	UBS	09/19/18	—	(367)
2,400,000	TRY	481,309	USD	MSC	09/19/18	—	(4,586)
600,000	TRY	126,297	USD	GSC	09/19/18	—	(7,116)
1,180,000	TRY	246,114	USD	GSC	09/19/18	—	(11,725)
2,770,000	TRY	582,825	USD	GSC	09/19/18	—	(32,606)
9,314,000	TRY	1,914,688	USD	CBK	09/19/18	—	(64,603)
1,816,791	USD	2,401,000	AUD	GSC	09/19/18	32,611	—
497,163	USD	665,000	AUD	GSC	09/19/18	3,002	—
512,722	USD	690,000	AUD	CSFB	09/19/18	—	(16)
40,624	USD	55,000	AUD	GSC	09/19/18	—	(246)
460,240	USD	620,000	AUD	BCLY	09/19/18	—	(482)
589,563	USD	795,000	AUD	GSC	09/19/18	—	(1,200)
506,695	USD	685,000	AUD	GSC	09/19/18	—	(2,328)
837,071	USD	1,130,000	AUD	GSC	09/19/18	—	(2,630)
419,421	USD	570,000	AUD	MSC	09/19/18	—	(4,145)
2,137,018	USD	2,887,000	AUD	MSC	09/19/18	—	(8,308)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

762,221	USD	2,526,000	BRL	DEUT	08/08/18	$89,830	$—
539,849	USD	2,005,000	BRL	MSC	08/20/18	6,982	—
6,792,340	USD	24,970,000	BRL	SCB	09/05/18	167,724	—
751,337	USD	2,810,000	BRL	GSC	09/05/18	5,835	—
1,145,880	USD	4,310,000	BRL	SCB	09/05/18	2,424	—
755,520	USD	2,840,000	BRL	GSC	09/05/18	2,060	—
774,794	USD	2,914,000	BRL	MSC	09/05/18	1,701	—
143,891	USD	547,000	BRL	MSC	09/05/18	—	(1,230)
259,354	USD	1,003,000	BRL	MSC	09/05/18	—	(6,745)
462,686	USD	1,780,000	BRL	BNP	09/05/18	—	(9,553)
441,290	USD	1,710,000	BRL	MSC	09/05/18	—	(12,378)
776,692	USD	3,003,000	BRL	SCB	09/05/18	—	(20,013)
1,209,746	USD	4,695,000	BRL	SCB	09/05/18	—	(35,852)
478,381	USD	1,737,000	BRL	MSC	10/26/18	19,608	—
457,444	USD	1,736,000	BRL	DEUT	10/26/18	—	(1,065)
876,290	USD	1,139,000	CAD	GSC	09/19/18	—	(37)
531,416	USD	340,000,000	CLP	BNP	09/20/18	—	(2,064)
189,440	USD	122,700,000	CLP	HSBC	09/20/18	—	(3,084)
244,369	USD	159,600,000	CLP	BNP	09/20/18	—	(6,052)
673,147	USD	438,118,000	CLP	HSBC	09/20/18	—	(14,285)
756,924	USD	500,100,000	CLP	BCLY	09/20/18	—	(27,762)
687,574	USD	4,363,000	CNH	MSC	08/08/18	46,905	—
1,636,673	USD	10,886,000	CNH	GSC	09/19/18	38,900	—
902,146	USD	5,928,000	CNH	BNP	09/19/18	32,074	—
310,834	USD	2,029,000	CNH	GSC	09/19/18	13,031	—
201,121	USD	1,290,000	CNH	MSC	09/19/18	11,784	—
245,585	USD	1,594,000	CNH	MSC	09/19/18	11,628	—
112,432	USD	745,000	CNH	MSC	09/28/18	3,098	—
802,272	USD	2,308,900,000	COP	BNP	09/19/18	5,211	—
341,803	USD	980,976,000	COP	BCLY	09/19/18	3,158	—
447,285	USD	1,293,100,000	COP	BNP	09/19/18	890	—
261,829	USD	761,400,000	COP	GSC	09/19/18	—	(1,016)
155,856	USD	461,100,000	COP	CBK	09/19/18	—	(3,322)
1,433,453	USD	31,040,000	CZK	JPM	09/19/18	11,400	—
1,536,240	USD	33,400,000	CZK	GSC	09/19/18	6,066	—
1,424,226	USD	31,041,000	CZK	MSC	09/19/18	2,127	—
88,594	USD	1,950,000	CZK	GSC	09/19/18	—	(743)
307,929	USD	6,760,000	CZK	GSC	09/19/18	—	(1,771)
325,877	USD	7,188,000	CZK	CBK	09/19/18	—	(3,431)
276,910	USD	6,130,000	CZK	GSC	09/19/18	—	(3,927)
1,316,042	USD	28,820,000	CZK	GSC	09/19/18	—	(4,305)
2,352,682	USD	52,370,000	CZK	GSC	09/19/18	—	(46,575)
4,273,730	USD	89,150,000	CZK	JPM	01/10/19	164,435	—
2,129,209	USD	44,575,000	CZK	JPM	01/10/19	74,562	—
2,129,209	USD	44,575,000	CZK	JPM	01/10/19	74,562	—
228,861	USD	5,424,000	CZK	HSBC	03/25/19	—	(22,063)
6,121,768	USD	128,450,000	CZK	JPM	09/26/19	123,981	—
108,606	USD	1,943,000	EGP	GSC	08/02/18	—	(53)
105,598	USD	1,943,000	EGP	DEUT	08/02/18	—	(3,062)
830,027	USD	15,480,000	EGP	DEUT	09/18/18	—	(22,842)
407,916	USD	7,420,000	EGP	JPM	09/19/18	—	(753)
2,126,969	USD	1,788,000	EUR	JPM	09/19/18	28,361	—
1,616,994	USD	1,362,000	EUR	GSC	09/19/18	18,389	—
2,118,005	USD	1,790,000	EUR	UBS	09/19/18	17,049	—
368,613	USD	314,000	EUR	GSC	09/19/18	66	—
264,924	USD	226,000	EUR	BNP	09/19/18	—	(337)
226,406	USD	201,000	EUR	JPM	03/25/19	—	(13,226)
2,059,634	USD	1,537,000	GBP	SSG	09/19/18	37,989	—
240,183	USD	1,882,000	HKD	JPM	09/19/18	135	—
1,119,719	USD	302,492,000	HUF	MSC	09/05/18	14,295	—
2,578,294	USD	698,563,000	HUF	GSC	09/19/18	23,231	—
2,578,100	USD	698,562,000	HUF	GSC	09/19/18	23,040	—
404,027	USD	110,800,000	HUF	UBS	09/19/18	—	(1,235)
345,752	USD	95,380,000	HUF	GSC	09/19/18	—	(3,110)
595,486	USD	163,832,000	HUF	GSC	09/19/18	—	(3,745)
259,746	USD	72,695,000	HUF	CBK	09/19/18	—	(6,143)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

2,171,786	USD	30,544,000,000	IDR	SCB	09/19/18	$66,131	$—
816,345	USD	11,477,000,000	IDR	GSC	09/19/18	25,139	—
370,386	USD	5,208,000,000	IDR	CBK	09/19/18	11,355	—
387,993	USD	5,558,000,000	IDR	DEUT	09/19/18	4,833	—
539,646	USD	7,779,000,000	IDR	SCB	09/19/18	3,374	—
592,449	USD	8,552,000,000	IDR	MSC	09/19/18	2,888	—
91,206	USD	1,284,000,000	IDR	UBS	09/19/18	2,689	—
412,359	USD	5,953,000,000	IDR	UBS	09/19/18	1,969	—
213,928	USD	3,078,000,000	IDR	UBS	09/19/18	1,736	—
222,040	USD	3,244,000,000	IDR	DEUT	09/19/18	—	(1,597)
1,906,841	USD	27,735,000,000	IDR	UBS	09/19/18	—	(5,166)
545,965	USD	37,320,000	INR	BCLY	09/19/18	5,102	—
177,698	USD	12,250,000	INR	GSC	09/19/18	164	—
718,221	USD	49,586,000	INR	SCB	09/19/18	—	(409)
687,899	USD	47,097,000	INR	BCLY	10/19/18	7,785	—
1,083,372	USD	74,731,000	INR	BNP	12/03/18	10,014	—
514,413	USD	35,834,000	INR	SCB	12/03/18	—	(269)
167,556	USD	17,342,000	KES	SCB	01/31/19	1,059	—
83,697	USD	8,671,000	KES	SCB	01/31/19	448	—
745,249	USD	846,417,000	KRW	MSC	08/24/18	—	(11,787)
727,017	USD	779,580,000	KRW	BCLY	09/19/18	29,339	—
1,038,494	USD	1,145,480,000	KRW	BCLY	09/19/18	13,358	—
361,572	USD	402,140,000	KRW	BCLY	09/19/18	1,680	—
351,825	USD	393,020,000	KRW	MSC	09/19/18	95	—
123,520	USD	138,960,000	KRW	UBS	09/19/18	—	(841)
361,729	USD	407,600,000	KRW	JPM	09/19/18	—	(3,048)
19,482	USD	6,579,000	KZT	CBK	09/19/18	736	—
17,233	USD	5,805,000	KZT	CBK	09/19/18	692	—
17,175	USD	5,805,000	KZT	CBK	09/19/18	634	—
21,068	USD	7,179,000	KZT	CBK	09/19/18	612	—
21,028	USD	7,179,000	KZT	CBK	09/19/18	572	—
18,060	USD	6,153,000	KZT	CBK	09/19/18	527	—
157,479	USD	2,921,000	MXN	RBC	08/02/18	805	—
458,572	USD	8,634,000	MXN	DEUT	08/02/18	—	(4,530)
168,491	USD	3,175,000	MXN	BCLY	08/17/18	—	(1,353)
472,396	USD	8,840,000	MXN	BNP	09/19/18	1,999	—
29,767	USD	568,000	MXN	CSFB	09/19/18	—	(458)
370,507	USD	7,040,000	MXN	UBS	09/19/18	—	(4,109)
681,125	USD	12,941,000	MXN	CSFB	09/19/18	—	(7,497)
474,427	USD	9,120,000	MXN	CBK	09/19/18	—	(10,871)
428,452	USD	8,270,000	MXN	DEUT	09/19/18	—	(11,614)
476,659	USD	9,270,000	MXN	GSC	09/19/18	—	(16,620)
884,845	USD	17,194,000	MXN	GSC	09/19/18	—	(30,090)
1,456,065	USD	28,450,000	MXN	CBK	09/19/18	—	(57,828)
502,121	USD	10,540,000	MXN	BNP	09/19/18	—	(58,738)
508,580	USD	10,730,000	MXN	CSFB	09/19/18	—	(62,390)
976,506	USD	19,740,000	MXN	JPM	09/19/18	—	(73,907)
976,429	USD	19,740,000	MXN	BNP	09/19/18	—	(73,985)
5,609,663	USD	117,500,000	MXN	BCLY	09/19/18	—	(642,798)
1,849,476	USD	35,411,000	MXN	JPM	09/24/18	—	(33,410)
294,891	USD	5,628,000	MXN	BOA	09/27/18	—	(4,228)
25,491	USD	490,000	MXN	GSC	10/12/18	—	(483)
3,662,601	USD	72,970,000	MXN	GSC	10/18/18	—	(201,089)
3,630,041	USD	72,970,000	MXN	GSC	10/18/18	—	(233,649)
264,258	USD	5,120,000	MXN	MSC	11/16/18	—	(5,535)
1,213,106	USD	1,723,000	NZD	MSC	09/19/18	38,778	—
595,488	USD	845,000	NZD	SCB	09/19/18	19,570	—
400,777	USD	590,000	NZD	GSC	09/19/18	—	(1,343)
756,490	USD	2,480,000	PEN	BCLY	09/19/18	173	—
271,193	USD	890,000	PEN	BNP	09/19/18	—	(227)
755,481	USD	2,481,000	PEN	BCLY	09/19/18	—	(1,140)
453,869	USD	24,341,000	PHP	UBS	09/19/18	—	(3,432)
351,567	USD	18,960,000	PHP	GSC	09/19/18	—	(4,640)
625,539	USD	33,106,000	PHP	BCLY	10/18/18	4,535	—
164,955	USD	596,000	PLN	UBS	09/19/18	1,759	—
163,991	USD	597,000	PLN	UBS	09/19/18	521	—

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

239,924	USD	885,000	PLN	GSC	09/19/18	$—	$(2,407)
239,241	USD	885,000	PLN	GSC	09/19/18	—	(3,089)
524,113	USD	1,935,000	PLN	GSC	09/19/18	—	(5,728)
255,068	USD	955,000	PLN	GSC	09/19/18	—	(6,430)
1,025,182	USD	3,520,000	PLN	BCLY	09/24/18	61,266	—
86,140	USD	345,000	RON	GSC	09/19/18	—	(923)
334,237	USD	1,331,000	RON	HSBC	09/19/18	—	(1,649)
764,471	USD	3,045,000	RON	GSC	09/19/18	—	(3,955)
1,003,759	USD	4,045,000	RON	GSC	09/19/18	—	(17,023)
1,137,178	USD	71,031,000	RUB	GSC	09/19/18	6,390	—
1,086,624	USD	67,914,000	RUB	GSC	09/19/18	5,458	—
641,048	USD	40,120,000	RUB	GSC	09/19/18	2,352	—
347,092	USD	21,754,000	RUB	GSC	09/19/18	776	—
4,769	USD	298,000	RUB	GSC	09/19/18	25	—
7,687	USD	487,000	RUB	MSC	09/19/18	—	(66)
1,325,433	USD	83,489,000	RUB	HSBC	09/19/18	—	(3,682)
1,312,354	USD	83,490,000	RUB	BCLY	09/19/18	—	(16,777)
50,000	USD	2,950,000	RUB	MSC	09/20/18	3,041	—
366,139	USD	23,140,000	RUB	MSC	09/20/18	—	(2,208)
195,604	USD	12,548,000	RUB	MSC	09/20/18	—	(4,138)
234,524	USD	15,298,000	RUB	MSC	09/20/18	—	(8,993)
149,803	USD	9,520,000	RUB	BCLY	01/11/19	—	(154)
1,818,059	USD	2,425,000	SGD	CBK	09/19/18	35,099	—
392,883	USD	535,000	SGD	UBS	09/19/18	—	(471)
639,354	USD	20,990,000	THB	BNP	09/19/18	7,705	—
727,391	USD	24,220,000	THB	HSBC	09/19/18	—	(1,459)
448,592	USD	2,120,000	TRY	GSC	08/17/18	21,611	—
825,392	USD	3,915,000	TRY	GSC	09/19/18	47,737	—
735,266	USD	3,472,000	TRY	MSC	09/19/18	45,606	—
505,143	USD	2,495,000	TRY	GSC	09/19/18	9,549	—
262,654	USD	1,295,000	TRY	RBS	09/19/18	5,422	—
38,081	USD	190,000	TRY	GSC	09/19/18	340	—
652,487	USD	20,723,000	UYU	CBK	09/19/18	—	(20,665)
317,694	USD	4,073,000	ZAR	BOA	08/06/18	8,644	—
932,347	USD	12,348,000	ZAR	BOA	08/06/18	—	(4,593)
930,692	USD	12,824,000	ZAR	MSC	08/06/18	—	(42,366)
499,260	USD	6,746,000	ZAR	MSC	09/14/18	—	(10,041)
2,219,030	USD	28,734,000	ZAR	MSC	09/19/18	51,011	—
423,441	USD	5,665,000	ZAR	BCLY	09/19/18	—	(3,991)
325,995	USD	4,410,000	ZAR	GSC	09/19/18	—	(6,745)
419,608	USD	5,665,000	ZAR	BCLY	09/19/18	—	(7,824)
1,106,706	USD	14,822,000	ZAR	UBS	09/19/18	—	(11,634)
743,447	USD	10,043,000	ZAR	BCLY	09/19/18	—	(14,311)
4,284,000	ZAR	321,827	USD	BOA	09/14/18	1,601	—
9,986,000	ZAR	716,346	USD	JPM	09/19/18	37,112	—
13,190,000	ZAR	961,672	USD	CBK	09/19/18	33,532	—
9,360,000	ZAR	676,382	USD	CBK	09/19/18	29,843	—
8,510,000	ZAR	615,436	USD	GSC	09/19/18	26,655	—
17,943,000	ZAR	1,334,965	USD	BCLY	09/19/18	18,858	—
5,490,000	ZAR	400,091	USD	JPM	09/19/18	14,136	—
10,067,000	ZAR	750,928	USD	CSFB	09/19/18	8,641	—
1,990,000	ZAR	142,197	USD	GSC	09/19/18	7,951	—
2,606,000	ZAR	194,351	USD	GSC	09/19/18	2,275	—
5,520,000	ZAR	415,516	USD	GSC	09/19/18	976	—
4,690,000	ZAR	353,236	USD	GSC	09/19/18	630	—
6,360,000	ZAR	481,782	USD	GSC	09/19/18	—	(1,911)

Total						$4,038,997	$(4,524,643)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CMT	Constant Maturity Treasury Index

Other Abbreviations:
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OJSC	Open Joint Stock Company
OTC	Over-the-Counter

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
USSW	United State Swaps
WIBOR	Warsaw Interbank Offered Rate

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$42,099,910	$—	$42,099,910	$—
Foreign Government Obligations	120,023,399	—	120,023,399	—
Short-Term Investments	11,280,951	5,994,623	5,286,328	—
Purchased Options	1,080,515	—	1,080,515	—
Foreign Currency Contracts(2)	4,038,997	—	4,038,997	—
Futures Contracts(2)	3,937	3,937	—	—
Swaps - Cross Currency(2)	668,572	—	668,572	—
Swaps - Interest Rate(2)	78,686	—	78,686	—
Swaps - Total Return(2)	28,574	—	28,574	—

Total	$179,303,541	$5,998,560	$173,304,981	$—

Liabilities
Foreign Currency Contracts(2)	$(4,524,643)	$—	$(4,524,643)	$—
Futures Contracts(2)	(53,109)	(53,109)	—	—
Swaps - Credit Default(2)	(26,560)	—	(26,560)	—
Swaps - Cross Currency(2)	(729,818)	—	(729,818)	—
Swaps - Interest Rate(2)	(159,767)	—	(159,767)	—
Written Options	(565,514)	—	(565,514)	—

Total	$(6,059,411)	$(53,109)	$(6,006,302)	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Environmental Opportunities Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.5%
	Austria - 1.0%
43,113	Zumtobel Group AG*(1)	$309,587

	Brazil - 2.0%
52,880	Cia de Saneamento do Parana	627,239

	China - 7.5%
1,458,607	China Longyuan Power Group Corp. Ltd. Class H	1,358,608
2,765,590	Huaneng Renewables Corp. Ltd. Class H	1,029,053

		2,387,661

	France - 4.3%
18,025	Cie de Saint-Gobain	801,361
36,517	Rexel S.A.	571,121

		1,372,482

	Germany - 2.6%
5,895	Siemens AG	832,014

	Japan - 7.8%
6,010	Daikin Industries Ltd.	718,375
33,165	Fujitsu General Ltd.	510,673
12,635	Kyudenko Corp.	506,097
40,745	Sekisui Chemical Co., Ltd.	729,280

		2,464,425

	Netherlands - 2.2%
38,144	Arcadis N.V.(1)	696,482

	Spain - 3.3%
132,494	Iberdrola S.A.	1,030,127
3,785	Iberdrola S.A.	29,433

		1,059,560

	Sweden - 3.7%
24,454	Electrolux AB Class B	573,598
53,902	Nibe Industrier AB Class B	605,804

		1,179,402

	Switzerland - 2.0%
28,054	ABB Ltd.	643,995

	United Kingdom - 5.3%
8,961	Aptiv plc	878,805
99,462	Smart Metering Systems plc	817,890

		1,696,695

	United States - 55.8%
16,361	AquaVenture Holdings Ltd.*	270,611
20,262	Avangrid, Inc.	1,014,316
16,015	Clean Harbors, Inc.*	911,734
9,088	Eaton Corp. plc	755,849
16,234	Edison International	1,081,671
20,535	First Solar, Inc.*	1,075,007
7,568	FMC Corp.	680,212
59,587	Green Plains, Inc.	989,144
39,580	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	775,372
4,833	Hubbell, Inc.	595,667
4,420	Illinois Tool Works, Inc.	633,519
20,089	Itron, Inc.*	1,229,447
18,432	Johnson Controls International plc	691,384
68,809	Mueller Water Products, Inc. Class A	849,791
5,385	NextEra Energy, Inc.	902,203
34,477	NRG Yield, Inc. Class C	641,272
13,426	Pattern Energy Group, Inc. Class A	249,321
11,234	Pentair plc	501,598
11,814	Tetra Tech, Inc.	718,291
7,516	Verisk Analytics, Inc.*	831,420
10,339	Waste Management, Inc.	930,510

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

7,070	Watts Water Technologies, Inc. Class A		$604,839
11,001	Xylem, Inc.		842,237

			17,775,415

	Total Common Stocks (cost $29,303,819)		$31,044,957

	Total Long-Term Investments (cost $29,303,819)		$31,044,957

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.0%
659,058	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(2)		659,058

	Securities Lending Collateral - 0.2%
2,812	Citibank NA DDCA, 1.91%, 08/01/2018(2)		2,812
28,910	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(2)		28,910
11,580	Invesco Government & Agency Portfolio, 1.81%(2)		11,580
5,969	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(2)		5,969
6,969	Western Asset Institutional Government Class A Fund, 1.76%(2)		6,969

			56,240

	Total Short-Term Investments (cost $715,298)		$715,298

	Total Investments (cost $30,019,117)	99.7%	$31,760,255
	Other Assets and Liabilities	0.3%	87,487

	Total Net Assets	100.0%	$31,847,742

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Austria	$309,587	$—	$309,587	$—
Brazil	627,239	627,239	—	—
China	2,387,661	—	2,387,661	—
France	1,372,482	—	1,372,482	—
Germany	832,014	—	832,014	—
Japan	2,464,425	—	2,464,425	—
Netherlands	696,482	—	696,482	—
Spain	1,059,560	29,433	1,030,127	—
Sweden	1,179,402	—	1,179,402	—
Switzerland	643,995	—	643,995	—
United Kingdom	1,696,695	878,805	817,890	—
United States	17,775,415	17,775,415	—	—
Short-Term Investments	715,298	715,298	—	—

Total	$31,760,255	$20,026,190	$11,734,065	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Equity Income Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.7%
	Automobiles & Components - 0.5%
168,035	Cie Generale des Etablissements Michelin SCA	$21,578,615

	Banks - 13.1%
904,260	BB&T Corp.	45,945,451
1,643,725	JP Morgan Chase & Co.	188,946,189
456,325	M&T Bank Corp.	79,103,939
891,970	PNC Financial Services Group, Inc.	129,184,015
944,400	US Bancorp	50,062,644
1,504,705	Wells Fargo & Co.	86,204,549

		579,446,787

	Capital Goods - 8.2%
153,794	3M Co.	32,653,542
4,882,552	BAE Systems plc	41,796,244
322,666	Caterpillar, Inc.	46,399,371
251,288	Deere & Co.	36,383,990
822,482	Eaton Corp. plc	68,405,828
362,473	Honeywell International, Inc.	57,868,814
140,621	Lockheed Martin Corp.	45,856,508
238,688	United Technologies Corp.	32,399,509

		361,763,806

	Diversified Financials - 1.3%
41,092	BlackRock, Inc.	20,659,414
1,331,403	Invesco Ltd.	35,934,567

		56,593,981

	Energy - 13.3%
1,660,798	Canadian Natural Resources Ltd.	60,851,639
909,994	Chevron Corp.	114,904,942
849,567	Exxon Mobil Corp.	69,248,206
2,525,265	Kinder Morgan, Inc.	44,899,212
501,990	Occidental Petroleum Corp.	42,132,021
225,738	Phillips 66	27,842,525
694,156	Schlumberger Ltd.	46,869,413
2,957,824	Suncor Energy, Inc.	124,642,703
1,260,248	TransCanada Corp.	56,683,792

		588,074,453

	Food & Staples Retailing - 1.7%
708,502	Sysco Corp.	47,618,419
298,190	Walmart, Inc.	26,607,494

		74,225,913

	Food, Beverage & Tobacco - 5.9%
760,706	British American Tobacco plc	41,817,719
515,105	Kraft Heinz Co.	31,035,076
852,228	Mondelez International, Inc. Class A	36,969,651
326,918	Nestle S.A.	26,641,642
315,697	PepsiCo., Inc.	36,305,155
1,017,255	Philip Morris International, Inc.	87,789,107

		260,558,350

	Health Care Equipment & Services - 2.9%
1,109,327	Koninklijke Philips N.V.	48,698,953
897,419	Medtronic plc	80,974,116

		129,673,069

	Household & Personal Products - 1.9%
1,494,906	Unilever N.V.	85,897,299

	Insurance - 7.8%
773,955	American International Group, Inc.	42,730,055
607,029	Chubb Ltd.	84,814,092
778,920	Marsh & McLennan Cos., Inc.	64,930,771
1,738,805	MetLife, Inc.	79,532,941

The Hartford Equity Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

656,402	Principal Financial Group, Inc.		$38,123,828
268,384	Travelers Cos., Inc.		34,927,494

			345,059,181

	Materials - 2.9%
1,238,162	DowDuPont, Inc.		85,148,401
823,540	International Paper Co.		44,248,804

			129,397,205

	Media - 1.9%
2,317,732	Comcast Corp. Class A		82,928,451

	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
129,065	Amgen, Inc.		25,367,726
945,244	Bristol-Myers Squibb Co.		55,533,085
989,116	Eli Lilly & Co.		97,734,552
780,714	Johnson & Johnson		103,460,219
1,161,326	Merck & Co., Inc.		76,496,544
625,371	Novartis AG		52,482,202
2,688,263	Pfizer, Inc.		107,342,341
184,398	Roche Holding AG		45,296,689

			563,713,358

	Real Estate - 1.3%
504,062	Crown Castle International Corp. REIT		55,865,192

	Retailing - 0.9%
213,216	Home Depot, Inc.		42,114,424

	Semiconductors & Semiconductor Equipment - 6.0%
900,932	Analog Devices, Inc.		86,615,602
37,643	Broadcom, Inc.		8,348,088
1,835,976	Intel Corp.		88,310,446
701,187	Maxim Integrated Products, Inc.		42,870,573
612,365	QUALCOMM, Inc.		39,246,473

			265,391,182

	Technology Hardware & Equipment - 2.6%
2,702,325	Cisco Systems, Inc.		114,281,324

	Telecommunication Services - 3.3%
914,815	BCE, Inc.		38,875,330
2,046,815	Verizon Communications, Inc.		105,697,527

			144,572,857

	Transportation - 2.0%
603,719	Union Pacific Corp.		90,491,441

	Utilities - 7.5%
661,137	American Electric Power Co., Inc.		47,033,286
728,348	Dominion Energy, Inc.		52,229,835
305,368	Duke Energy Corp.		24,924,136
247,269	Edison International		16,475,533
765,626	Eversource Energy		46,488,811
348,646	NextEra Energy, Inc.		58,412,151
435,196	Sempra Energy		50,304,306
737,470	Xcel Energy, Inc.		34,557,844

			330,425,902

	Total Common Stocks (cost $3,364,916,449)		$4,322,052,790

	Total Long-Term Investments (cost $3,364,916,449)		$4,322,052,790

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 2.3%
100,275,900	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(1)		100,275,900

	Total Short-Term Investments (cost $100,275,900)		$100,275,900

	Total Investments (cost $3,465,192,349)	100.0%	$4,422,328,690
	Other Assets and Liabilities	0.0%	1,943,055

	Total Net Assets	100.0%	$4,424,271,745

The Hartford Equity Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The Hartford Equity Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$21,578,615	$—	$21,578,615	$—
Banks	579,446,787	579,446,787	—	—
Capital Goods	361,763,806	319,967,562	41,796,244	—
Diversified Financials	56,593,981	56,593,981	—	—
Energy	588,074,453	588,074,453	—	—
Food & Staples Retailing	74,225,913	74,225,913	—	—
Food, Beverage & Tobacco	260,558,350	192,098,989	68,459,361	—
Health Care Equipment & Services	129,673,069	80,974,116	48,698,953	—
Household & Personal Products	85,897,299	85,897,299	—	—
Insurance	345,059,181	345,059,181	—	—
Materials	129,397,205	129,397,205	—	—
Media	82,928,451	82,928,451	—	—
Pharmaceuticals, Biotechnology & Life Sciences	563,713,358	465,934,467	97,778,891	—
Real Estate	55,865,192	55,865,192	—	—
Retailing	42,114,424	42,114,424	—	—
Semiconductors & Semiconductor Equipment	265,391,182	265,391,182	—	—
Technology Hardware & Equipment	114,281,324	114,281,324	—	—
Telecommunication Services	144,572,857	144,572,857	—	—
Transportation	90,491,441	90,491,441	—	—
Utilities	330,425,902	330,425,902	—	—
Short-Term Investments	100,275,900	100,275,900	—	—

Total	$4,422,328,690	$4,144,016,626	$278,312,064	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

The Hartford Floating Rate Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 9.1%
	Advertising - 0.0%
$ 1,500,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$738,750

	Auto Manufacturers - 0.1%
2,500,000	Tesla, Inc. 5.30%, 08/15/2025(1)	2,212,500

	Auto Parts & Equipment - 0.1%
4,000,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	3,670,000

	Biotechnology - 0.1%
4,200,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(1)(2)	4,246,410

	Chemicals - 0.2%
6,873,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	6,531,338

	Coal - 0.5%
1,975,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(11)	2,024,375
6,085,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)(11)	5,430,863
	Peabody Energy Corp.
5,850,000	6.00%, 03/31/2022(1)	6,025,500
5,075,000	6.38%, 03/31/2025(1)	5,404,875
715,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(1)	739,131

		19,624,744

	Commercial Banks - 2.4%
7,600,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(4)	6,992,000
	Banco de Sabadell S.A.
EUR 4,600,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(3)(4)(5)	5,449,744
3,000,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(4)(5)	3,624,692
	BNP Paribas S.A.
$ 9,770,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(4)	8,683,087
5,675,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(3)(4)	6,043,875
EUR 4,000,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(3)(4)(5)(11)	5,308,194
	Credit Agricole S.A.
$ 2,150,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(4)	2,287,385
3,625,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(3)(4)	3,978,438
7,800,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(3)(4)	7,829,250
4,095,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	3,992,625
	HSBC Holdings plc
4,275,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(3)(4)	4,307,062
5,220,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(4)	5,242,759
9,900,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(4)	9,454,500
8,145,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(3)(4)	7,809,019
5,000,000	Standard Chartered plc 5 year USD Swap + 5.723%, 7.75%, 04/02/2023(1)(3)(4)	5,212,500
3,825,000	UBS Group Funding Switzerland AG 5 year USD Swap + 4.866%, 7.00%, 02/19/2025(3)(4)(5)	4,032,958
	UniCredit S.p.A.
EUR 3,125,000	5 year USD Swap + 4.925%, 5.38%, 06/03/2025(3)(4)(5)	3,350,933
3,325,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(3)(4)(5)	3,917,405

		97,516,426

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Commercial Services - 0.5%
	APX Group, Inc.
$ 2,000,000	7.88%, 12/01/2022	$2,015,000
2,000,000	8.75%, 12/01/2020	1,980,000
12,145,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	12,387,900
4,500,000	Team Health Holdings, Inc. 6.38%, 02/01/2025(1)	3,926,250

		20,309,150

	Diversified Financial Services - 0.2%
9,950,000	Navient Corp. 5.88%, 10/25/2024	9,626,625

	Energy-Alternate Sources - 0.1%
7,135,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	5,900,645

	Entertainment - 0.4%
8,250,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	7,637,025
EUR 6,430,000	LHMC Finco S.a.r.l. 3 mo. EURIBOR + 5.750%, 5.75%, 12/20/2023(1)(4)	7,570,951

		15,207,976

	Food - 0.3%
GBP 853,669	Iceland Bondco plc 3 mo. GBP LIBOR+ 4.25%, 5.00%, 07/15/2020(1)(4)(11)	1,114,880
$ 5,000,000	Marb BondCo plc 6.88%, 01/19/2025(1)	4,825,050
7,835,000	MARB BondCo plc 7.00%, 03/15/2024(1)	7,658,713

		13,598,643

	Household Products - 0.2%
10,000,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021	7,625,000

	Household Products/Wares - 0.2%
EUR 8,700,000	Diamond BC B.V. 5.63%, 08/15/2025(5)	9,362,325

	Insurance - 0.2%
$ 7,500,000	HUB International Ltd. 7.00%, 05/01/2026(1)	7,528,125

	Iron/Steel - 0.7%
10,000,000	AK Steel Corp. 7.00%, 03/15/2027	9,487,500
7,825,000	CSN Islands XI Corp. 6.88%, 09/21/2019(5)	7,815,297
6,000,000	CSN Resources S.A. 7.63%, 02/13/2023(1)	5,662,560
5,000,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(5)	4,982,240

		27,947,597

	Media - 0.1%
5,950,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	5,920,250

	Metal Fabricate/Hardware - 0.2%
10,000,000	Hillman Group, Inc. 6.38%, 07/15/2022(1)	9,559,700

	Mining - 0.4%
5,525,000	Constellium N.V. 6.63%, 03/01/2025(1)	5,633,787
	First Quantum Minerals Ltd.
5,645,000	7.25%, 04/01/2023(1)	5,666,169
3,775,000	7.50%, 04/01/2025(1)	3,798,594

		15,098,550

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Oil & Gas - 0.2%
$ 6,100,000	Sable Permian Resources LLC / AEPB Finance Corp. 3 mo. USD LIBOR + 6.500%, 8.85%, 08/01/2019(1)(4)(11)		$5,429,000
5,060,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)		4,680,500

			10,109,500

	Packaging & Containers - 0.1%
4,215,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.00%, 07/15/2024(1)		4,267,687

	Pharmaceuticals - 0.2%
4,500,000	Endo Finance LLC / Endo Finco, Inc. 7.25%, 01/15/2022(1)		4,252,500
5,715,000	NVA Holdings, Inc. 6.88%, 04/01/2026(1)		5,686,425

			9,938,925

	Retail - 0.8%
4,975,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)		4,973,507
6,700,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 01/15/2022		5,996,500
13,005,000	PetSmart, Inc. 5.88%, 06/01/2025(1)		10,208,925
10,000,000	Staples, Inc. 8.50%, 09/15/2025(1)		9,400,000

			30,578,932

	Telecommunications - 0.3%
7,000,000	Frontier Communications Corp. 8.50%, 04/01/2026(1)		6,720,000
5,000,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)		5,187,340

			11,907,340

	Textiles - 0.1%
EUR 1,915,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 5.38%, 05/01/2023(1)		2,237,178

	Transportation - 0.4%
$ 8,370,000	Hertz Corp. 7.63%, 06/01/2022(1)		8,150,287
10,000,000	Rumo Luxembourg S.a.r.l. 5.88%, 01/18/2025(1)		9,600,000

			17,750,287

	Water - 0.1%
3,860,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)		3,705,600

	Total Corporate Bonds (cost $386,203,161)		$372,720,203

Senior Floating Rate Interests - 91.1%(6)
	Advertising - 0.6%	$
18,784,032	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/26/2021		14,610,408
8,009,899	Entravision Communications Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/29/2024		7,906,410

			22,516,818

	Aerospace/Defense - 1.9%
15,278,225	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.57%, 12/11/2024		15,302,059
	TransDigm, Inc.
39,741,083	1 mo. USD LIBOR + 2.500%, 4.58%, 06/09/2023		39,746,250
22,692,939	1 mo. USD LIBOR + 2.500%, 4.58%, 05/30/2025		22,675,465

			77,723,774

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Agriculture - 0.1%
$ 3,939,037	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.33%, 11/15/2021(11)	$3,614,066

	Airlines - 0.7%
28,410,101	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 04/28/2023	28,268,050

	Auto Manufacturers - 0.6%
10,910,000	Navistar Financial Corp. 1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(7)	10,923,638
14,805,600	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.60%, 11/06/2024	14,805,600

		25,729,238

	Beverages - 0.3%
10,571,109	Jacobs Douwe Egberts International B.V. 3 mo. USD LIBOR + 2.250%, 4.63%, 07/02/2022	10,610,751

	Biotechnology - 1.2%
	Lifescan Global Corp.
14,000,000	1 mo. USD LIBOR + 6.000%, 0.00%, 05/23/2025(7)	13,580,000
2,500,000	1 mo. USD LIBOR + 9.500%, 0.00%, 05/23/2026(7)(11)	2,387,500
32,750,631	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.33%, 05/15/2022	32,730,326

		48,697,826

	Chemicals - 1.8%
EUR 6,334,618	Chemours Company EURIBOR + 2.000%, 2.50%, 03/21/2025	7,400,792
9,278,375	Diamond (BC) B.V. EURIBOR + 3.250%, 3.25%, 09/06/2024	10,608,913
$ 13,902,936	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.59%, 06/09/2023	13,972,451
4,806,614	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.08%, 09/22/2024	4,828,917
11,092,187	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.08%, 09/22/2024	11,143,655
24,018,981	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 07/01/2024	24,075,185

		72,029,913

	Coal - 0.3%
14,168,650	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.83%, 03/28/2022	14,109,567

	Commercial Services - 6.8%
20,559,096	Allied Universal Holdco LLC 3 mo. USD LIBOR + 3.750%, 5.83%, 07/28/2022	20,242,075
17,827,418	Avis Budget Car Rental LLC 3 mo. USD LIBOR + 2.000%, 4.34%, 02/13/2025	17,844,176
20,390,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	20,424,051
EUR 27,545,000	Blitz F18-675 GmbH EURIBOR + 3.750%, 0.00%, 07/31/2025(7)	32,083,804
$ 24,414,537	Brickman Group Ltd. LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 12/18/2020	24,445,055
6,189,652	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.08%, 03/24/2025	6,282,497
8,410,671	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 2.750%, 4.81%, 08/15/2024	8,295,024
10,360,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 06/30/2025(7)	10,385,900
EUR 4,500,000	Evergood 4 ApS EURIBOR + 3.750%, 0.00%, 02/06/2025(7)	5,252,550
$ 18,676,500	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.83%, 06/30/2023	18,625,887

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 17,317,332	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/15/2023	$17,295,685
9,580,396	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2023	9,580,396
20,549,609	ServiceMaster Co. 1 mo. USD LIBOR + 2.500%, 4.58%, 11/08/2023	20,544,471
37,305,719	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 05/01/2024	37,325,864
18,094,528	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 04/10/2023	18,132,165
11,841,375	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.05%, 11/29/2024	11,970,920

		278,730,520

	Construction Materials - 0.7%
8,628,046	Forterra Finance LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 10/25/2023	8,042,374
7,500,000	Foundation Building Materials LLC 1 mo. USD LIBOR + 3.250%, 0.00%, 05/10/2025(7)	7,485,975
9,055,000	Pisces Midco, Inc. 1 mo. USD LIBOR + 3.750%, 6.09%, 04/12/2025	9,063,512
5,373,000	Summit Materials Companies I LLC 1 mo. USD LIBOR + 2.250%, 4.08%, 11/21/2024	5,362,952

		29,954,813

	Distribution/Wholesale - 0.8%
	PowerTeam Services LLC
19,764,584	3 mo. USD LIBOR + 3.250%, 5.58%, 02/27/2025	19,604,095
2,330,000	3 mo. USD LIBOR + 7.250%, 9.58%, 02/27/2026	2,318,350
10,650,000	Reece Ltd. 1 mo. USD LIBOR + 2.000%, 4.34%, 07/02/2025	10,650,000

		32,572,445

	Diversified Financial Services - 3.5%
16,817,275	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.83%, 04/04/2024	16,841,828
26,301,597	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	26,211,119
3,775,590	Ditech Holding Corp. 1 mo. USD LIBOR + 6.000%, 8.08%, 06/30/2022	3,582,658
16,222,692	EVO Payments International LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 12/12/2023	16,253,190
9,849,135	Fortress Investment Group LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/27/2022	9,851,597
9,975,000	GreenSky Holdings LLC 1 mo. USD LIBOR + 3.250%, 5.38%, 03/29/2025	9,975,000
EUR 18,534,055	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	21,435,696
$ 14,219,123	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/08/2024	14,187,983
4,455,500	NN, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 04/02/2021	4,438,792
13,341,825	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 10/12/2023	13,358,502
7,136,171	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	7,154,012

		143,290,377

	Electric - 1.5%
31,954,100	Calpine Construction Finance Company, L.P. 1 mo. USD LIBOR + 2.500%, 4.58%, 01/15/2025	31,948,348
5,659,306	ExGen Texas Power LLC 3 mo. USD LIBOR + 4.750%, 7.08%, 09/16/2021	3,572,437
10,304,425	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.83%, 06/02/2024	10,377,380

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 15,102,723	NRG Energy, Inc. 3 mo. USD LIBOR + 1.750%, 4.08%, 06/30/2023	$15,064,211

		60,962,376

	Electrical Components & Equipment - 0.4%
	Brookfield WEC Holdings, Inc.
14,365,000	1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(7)	14,457,080
2,175,000	1 mo. USD LIBOR + 6.750%, 0.00%, 07/25/2026(7)	2,208,408
665,000	Verra Mobility Corp. 1 mo. USD LIBOR + 7.750%, 9.82%, 02/23/2026	663,756

		17,329,244

	Energy-Alternate Sources - 1.8%
6,000,000	AES Corp. 3 mo. USD LIBOR + 1.750%, 4.07%, 05/31/2022	5,988,240
18,560,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 5.84%, 10/31/2024	18,629,600
10,118,800	Gulf Finance LLC 1 mo. USD LIBOR + 5.250%, 7.59%, 08/25/2023	8,702,168
8,062,006	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 10/30/2024	7,923,420
19,967,204	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 08/04/2023	19,925,673
13,845,000	Vistra Energy Corp. 1 mo. USD LIBOR + 2.000%, 4.07%, 12/31/2025	13,806,926

		74,976,027

	Engineering & Construction - 1.0%
30,660,300	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.60%, 06/21/2024	30,794,592
	DG Investment Intermediate Holdings, Inc.
5,022,817	3 mo. USD LIBOR + 3.000%, 5.08%, 02/03/2025	4,969,475
539,508	UNFND + 1.500%, 3.00%, 02/03/2025(8)	533,778
1,360,000	3 mo. USD LIBOR + 6.750%, 9.08%, 02/02/2026	1,361,700
4,235,625	Verra Mobility Corp. 1 mo. USD LIBOR + 3.750%, 5.82%, 02/28/2025	4,246,214

		41,905,759

	Entertainment - 1.0%
7,949,904	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.33%, 10/03/2023	7,959,841
17,034,295	CityCenter Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.33%, 04/18/2024	17,046,048
13,835,188	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.92%, 08/14/2024	13,837,125

		38,843,014

	Environmental Control - 0.3%
11,168,554	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.19%, 11/10/2023	11,172,798

	Food - 2.4%
4,605,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	4,599,244
EUR 11,250,000	Froneri International plc EURIBOR + 2.625%, 2.63%, 01/22/2025	13,069,678
$ 16,822,935	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 08/03/2022	16,816,879
30,871,122	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.84%, 10/30/2022	30,826,976
29,363,276	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 05/24/2024	29,360,046
3,482,500	Utz Quality Foods LLC 1 mo. USD LIBOR + 3.500%, 5.56%, 11/21/2024	3,499,912

		98,172,735

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Healthcare-Products - 1.9%
$ 4,044,675	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.08%, 11/21/2024	$4,075,010
5,480,281	Immucor, Inc. 3 mo. USD LIBOR + 5.000%, 7.17%, 06/15/2021	5,537,386
18,857,100	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.58%, 02/02/2024	18,896,322
20,377,525	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 09/27/2024	20,306,204
41,001,098	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 09/07/2023	29,968,113

		78,783,035

	Healthcare-Services - 6.2%
8,877,965	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.57%, 07/01/2021	8,317,588
3,465,850	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.250%, 5.56%, 01/27/2021	3,401,836
	DentalCorp Perfect Smile ULC
1,243,276	1 mo. USD LIBOR + 3.750%, 0.50%, 06/06/2025(8)	1,247,416
4,973,102	1 mo. USD LIBOR + 3.750%, 5.83%, 06/06/2025	4,989,663
2,741,320	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 7.000%, 9.08%, 08/15/2025	2,741,320
17,455,004	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 12/01/2023	17,436,851
	Genoa, a QoL Healthcare Co. LLC
9,575,193	1 mo. USD LIBOR + 3.250%, 5.33%, 10/28/2023	9,599,131
1,750,000	1 mo. USD LIBOR + 8.000%, 10.08%, 10/25/2024(11)	1,763,125
	Gentiva Health Services, Inc.
14,134,182	0.00%, 07/02/2025(7)	14,240,188
1,185,000	1 mo. USD LIBOR + 7.000%, 0.00%, 07/02/2026(7)	1,205,738
	Global Medical Response, Inc.
10,492,693	1 mo. USD LIBOR + 3.250%, 5.35%, 04/28/2022	10,174,135
14,214,286	1 mo. USD LIBOR + 4.250%, 6.33%, 03/14/2025	14,008,179
15,472,785	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.58%, 08/18/2022	15,472,785
26,991,837	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 06/07/2023	26,985,089
27,431,098	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.32%, 11/25/2022	26,322,333
13,717,675	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/30/2025	13,695,590
	Sound Inpatient Physicians
2,135,000	1 mo. USD LIBOR + 6.750%, 0.00%, 06/26/2026(7)	2,151,013
5,655,000	1 mo. USD LIBOR + 3.000%, 5.08%, 06/27/2025	5,669,137
14,087,829	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/02/2024	14,084,870
19,837,016	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 08/01/2024	19,818,369
25,562,865	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/06/2024	24,827,933
	U.S. Renal Care, Inc.
11,885,919	3 mo. USD LIBOR + 4.250%, 6.58%, 12/31/2022	11,685,403
1,950,000	3 mo. USD LIBOR + 8.000%, 10.34%, 12/31/2023(11)	1,920,750

		251,758,442

	Household Products - 0.3%
13,837,969	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.08%, 09/06/2024	13,543,912

	Insurance - 4.4%
	Asurion LLC
38,520,000	1 mo. USD LIBOR + 3.000%, 0.00%, 11/03/2024(7)	38,457,983
9,102,393	1 mo. USD LIBOR + 3.000%, 5.08%, 11/03/2023	9,085,918
16,570,000	1 mo. USD LIBOR + 6.500%, 8.58%, 08/04/2025	16,801,317

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 13,141,226	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 04/17/2020	$13,124,799
4,508,700	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.58%, 03/07/2023	4,590,443
26,565,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	26,538,435
	Sedgwick Claims Management Services, Inc.
28,206,267	1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2021	28,159,163
16,125,000	1 mo. USD LIBOR + 5.750%, 7.83%, 02/28/2022	16,225,781
27,899,325	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.33%, 05/16/2024	27,808,652

		180,792,491

	Internet - 0.4%
EUR 5,000,000	ION Trading Technologies S.a.r.l. EURIBOR + 3.250%, 0.00%, 11/30/2024(7)	5,766,357
$ 11,182,205	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.32%, 04/04/2021	10,744,198

		16,510,555

	IT Services - 0.5%
8,813,511	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.33%, 07/01/2024	8,802,494
12,295,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 06/19/2025	12,302,746

		21,105,240

	Leisure Time - 2.7%
59,395,081	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 12/22/2024	59,608,309
17,128,529	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/01/2024	17,017,193
23,021,384	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.40%, 04/17/2024	23,011,715
10,445,690	Lindblad Expeditions, Inc. 6 mo. USD LIBOR + 3.500%, 5.95%, 03/21/2025	10,530,614

		110,167,831

	Lodging - 2.1%
60,685,050	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/06/2024	60,590,381
25,749,775	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 06/08/2023	25,806,940

		86,397,321

	Machinery - Construction & Mining - 0.2%
6,335,973	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 03/23/2025	6,380,325

	Machinery-Diversified - 1.5%
EUR 15,823,275	Gardner Denver, Inc. EURIBOR + 3.000%, 3.00%, 07/30/2024	18,383,972
	Gates Global LLC
12,640,480	EURIBOR + 3.000%, 3.00%, 04/01/2024	14,685,067
$ 13,854,570	3 mo. USD LIBOR + 2.750%, 5.08%, 04/01/2024	13,879,923
	Zodiac Pool Solutions LLC
EUR 9,740,000	EURIBOR + 2.750%, 2.75%, 07/02/2025	11,251,884
$ 4,375,000	1 mo. USD LIBOR + 2.250%, 4.33%, 07/02/2025	4,373,162

		62,574,008

	Media - 11.2%
	Advantage Sales & Marketing, Inc.
14,595,627	1 mo. USD LIBOR + 3.250%, 5.33%, 07/23/2021	13,783,818
5,130,000	1 mo. USD LIBOR + 6.500%, 8.58%, 07/25/2022	4,469,512
	Altice Financing S.A.
EUR 2,764,113	EURIBOR + 2.750%, 2.75%, 01/31/2026	3,135,248
$ 20,678,738	3 mo. USD LIBOR + 2.750%, 4.82%, 01/31/2026	20,058,375
8,485,000	Altice France S.A. 1 mo. USD LIBOR + 4.000%, 0.00%, 07/13/2026(7)	8,292,730

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 12,865,038	Altice U.S. Finance I Corp. 1 mo. USD LIBOR + 2.250%, 4.33%, 07/28/2025	$12,800,712
25,403,977	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 04/30/2025	25,409,820
EUR 8,453,813	Crown Finance U.S., Inc. EURIBOR + 2.625%, 2.63%, 02/28/2025	9,784,831
	CSC Holdings LLC
$ 25,569,297	1 mo. USD LIBOR + 2.250%, 4.32%, 07/17/2025	25,409,489
6,234,375	1 mo. USD LIBOR + 2.500%, 4.57%, 01/25/2026	6,223,964
701,704	Dex Media, Inc. 1 mo. USD LIBOR + 10.000%, 12.08%, 07/29/2021	714,566
4,476,316	Getty Images, Inc. 3 mo. USD LIBOR + 3.500%, 5.57%, 10/18/2019	4,380,478
6,982,005	Houghton Mifflin Harcourt Publishing Co. 1 mo. USD LIBOR + 3.000%, 5.08%, 05/31/2021	6,496,756
9,760,950	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 4.85%, 10/04/2024	9,747,187
17,254,188	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 11/15/2024	17,324,240
	Numericable Group S.A.
EUR 2,631,688	EURIBOR + 3.000%, 3.00%, 07/31/2025	2,977,349
$ 9,993,500	1 mo. USD LIBOR + 2.750%, 4.82%, 07/31/2025	9,513,812
13,827,592	3 mo. USD LIBOR + 3.000%, 5.07%, 01/31/2026	13,367,825
	PSAV Holdings LLC
25,132,012	3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	24,927,941
8,180,000	3 mo. USD LIBOR + 7.250%, 9.59%, 09/01/2025	8,087,975
13,446,539	Quebecor Media, Inc. 3 mo. USD LIBOR + 2.250%, 4.59%, 08/17/2020	13,485,803
6,805,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 08/17/2024	6,830,519
57,470,000	Sinclair Television Group, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 12/12/2024(7)	57,311,957
14,720,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 08/15/2026	14,632,122
24,008,253	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/27/2024	23,978,243
	Unitymedia Finance LLC
14,405,000	1 mo. USD LIBOR + 2.250%, 4.32%, 09/30/2025	14,364,522
9,820,000	1 mo. USD LIBOR + 2.250%, 4.32%, 01/15/2026	9,789,951
EUR 3,295,000	Unitymedia Hessen GmbH & Co. KG EURIBOR + 2.750%, 2.75%, 01/15/2027	3,843,375
$ 16,975,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	16,894,369
24,490,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	24,456,694
GBP 14,075,000	Virgin Media Investment Holdings Ltd. LIBOR - GBP + 3.250%, 3.82%, 11/15/2027	18,189,264
$ 25,900,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.57%, 04/15/2025	25,738,125

		456,421,572

	Metal Fabricate/Hardware - 0.4%
	NN, Inc.
1,965,735	1 mo. USD LIBOR + 3.750%, 5.83%, 10/19/2022	1,963,278
5,000,000	1 mo. USD LIBOR + 8.000%, 10.10%, 04/14/2023	4,900,000
8,725,673	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.31%, 08/21/2024	8,737,540

		15,600,818

	Miscellaneous Manufacturing - 1.1%
EUR 10,442,805	CTC AcquiCo GmbH EURIBOR + 3.000%, 3.00%, 03/07/2025	12,055,355
$ 24,700,581	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.09%, 10/20/2024	24,690,207
	Hillman Group, Inc.
2,136,691	1 mo. USD LIBOR + 3.500%, 0.00%, 05/31/2025(7)	2,138,699

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 6,863,309	1 mo. USD LIBOR + 3.500%, 5.83%, 05/31/2025	$6,869,761

		45,754,022

	Oil & Gas - 3.4%
1,314,916	Ameriforge Group, Inc. PIK + 7.000%, 9.33%, 06/08/2022(11)	1,321,491
2,813,333	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 8.60%, 03/30/2023	2,813,333
21,147,581	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.42%, 06/24/2024	20,215,819
12,445,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.83%, 12/31/2022	12,642,004
6,600,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.58%, 08/23/2021	6,893,700
27,931,174	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 4.06%, 02/02/2024	27,837,046
	Fieldwood Energy LLC
5,050,000	1 mo. USD LIBOR + 7.250%, 0.00%, 04/11/2023(7)	4,889,057
10,039,446	1 mo. USD LIBOR + 5.250%, 7.33%, 04/11/2022	10,039,446
5,186,577	KCA Deutag Alpha Ltd. 3 mo. USD LIBOR + 6.750%, 9.08%, 03/31/2023	5,163,911
14,097,989	Philadelphia Energy Solutions LLC PRIME + 5.000%, 9.00%, 04/04/2019	13,181,620
6,295,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.34%, 09/27/2024	6,316,844
15,500,000	Ultra Resources, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 04/12/2024	14,130,885
13,767,035	Vine Oil & Gas LP 1 mo. USD LIBOR + 6.875%, 8.95%, 12/12/2021(11)	13,767,035

		139,212,191

	Oil & Gas Services - 0.8%
17,577,975	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 5.08%, 11/23/2020	17,259,462
	EG Group Ltd.
EUR 1,339,982	1 mo. USD LIBOR + 4.000%, 2.00%, 02/06/2025(8)	1,552,540
2,636,811	EURIBOR + 4.000%, 4.00%, 02/06/2025	3,067,383
	Utex Industries, Inc.
$ 6,996,725	1 mo. USD LIBOR + 4.000%, 6.08%, 05/22/2021	6,933,755
3,000,000	1 mo. USD LIBOR + 7.250%, 9.33%, 05/22/2022	2,947,500

		31,760,640

	Packaging & Containers - 3.9%
20,420,000	Berlin Packaging LLC 1 mo. USD LIBOR + 3.000%, 5.12%, 11/07/2025	20,415,712
	Berry Global, Inc.
11,872,184	3 mo. USD LIBOR + 1.750%, 3.92%, 02/08/2020	11,882,988
12,042,416	1 mo. USD LIBOR + 2.000%, 4.08%, 10/01/2022	12,060,480
2,760,063	1 mo. USD LIBOR + 2.000%, 4.09%, 01/19/2024	2,762,353
EUR 4,270,000	Crown Americas LLC EURIBOR + 2.375%, 2.38%, 04/03/2025	4,991,726
	Flex Acquisition Co., Inc.
$ 28,211,732	3 mo. USD LIBOR + 3.000%, 5.34%, 12/29/2023	28,156,437
25,795,000	1 mo. USD LIBOR + 3.250%, 5.75%, 06/29/2025	25,762,756
7,150,963	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 10/14/2024	7,128,008
	Proampac PG Borrower LLC
7,884,451	1 mo. USD LIBOR + 3.500%, 5.63%, 11/18/2023	7,891,863
3,105,000	1 mo. USD LIBOR + 8.500%, 10.58%, 11/18/2024	3,130,244
33,993,961	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/05/2023	34,095,263

		158,277,830

	Pharmaceuticals - 2.7%
8,498,036	Amneal Pharmaceuticals LLC 3 mo. USD LIBOR + 3.500%, 5.63%, 05/04/2025	8,556,502

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 24,105,502	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.38%, 04/29/2024	$24,110,564
	IQVIA, Inc.
EUR 14,355,000	EURIBOR + 2.000%, 2.50%, 06/07/2025	16,693,695
3,878,730	3 mo. USD LIBOR + 2.000%, 4.33%, 03/07/2024	3,881,949
3,309,988	3 mo. USD LIBOR + 2.000%, 4.33%, 01/17/2025	3,302,739
5,918,925	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 4.83%, 02/02/2025	5,889,330
48,706,398	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.09%, 06/01/2025	48,749,747

		111,184,526

	Real Estate - 1.1%
9,835,683	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.49%, 11/04/2021	9,837,945
33,719,318	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/20/2024	33,745,619

		43,583,564

	REITS - 0.8%
31,568,363	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.08%, 04/25/2023	31,583,200

	Retail - 4.7%
24,040,274	Albertsons LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 08/25/2021	23,936,420
19,988,950	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.08%, 09/25/2024	20,145,064
	Coty, Inc.
EUR 11,365,000	EURIBOR + 2.500%, 2.50%, 04/05/2025	13,158,626
$ 33,261,914	1 mo. USD LIBOR + 2.250%, 4.35%, 04/07/2025	32,420,055
8,744,040	HD Supply, Inc. 3 mo. USD LIBOR + 2.250%, 4.33%, 08/13/2021	8,789,596
9,020,337	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.500%, 4.57%, 01/28/2023	9,006,265
11,031,882	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.34%, 10/25/2020	9,722,949
11,592,266	Petco Animal Supplies, Inc. 3 mo. USD LIBOR + 3.250%, 5.59%, 01/26/2023	8,307,829
13,739,903	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 5.10%, 03/11/2022	11,397,112
10,810,000	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.07%, 06/06/2025	10,877,563
8,000,000	Smart & Final Stores LLC 1 mo. USD LIBOR + 3.500%, 5.58%, 11/15/2022	7,800,000
14,136,778	Sports Authority, Inc. 1 mo. USD LIBOR + 6.000%, 0.00%, 11/16/2018(7)(9)	53,013
20,979,575	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.36%, 09/12/2024	20,775,863
16,245,399	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 06/27/2023	16,231,916

		192,622,271

	Semiconductors - 0.7%
4,804,309	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 2.500%, 4.57%, 04/04/2024	4,792,298
23,925,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	23,972,850

		28,765,148

	Software - 6.7%
	Almonde, Inc.
23,532,175	3 mo. USD LIBOR + 3.500%, 5.81%, 06/13/2024	23,197,547
7,320,000	3 mo. USD LIBOR + 7.250%, 9.56%, 06/13/2025	7,048,135
30,306,278	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2024	30,247,483
12,474,000	Cypress Intermediate Holdings , Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 04/27/2024	12,448,678

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 20,379,980	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2022	$20,332,699
	First Data Corp.
24,976,120	1 mo. USD LIBOR + 2.000%, 4.07%, 07/08/2022	24,973,123
35,439,548	1 mo. USD LIBOR + 2.000%, 4.07%, 04/26/2024	35,422,892
	Hyland Software, Inc.
9,949,534	1 mo. USD LIBOR + 3.250%, 5.33%, 07/01/2022	9,974,408
1,020,000	1 mo. USD LIBOR + 7.000%, 9.08%, 07/07/2025	1,031,047
	Infor U.S., Inc.
EUR 3,686,911	EURIBOR + 2.250%, 3.25%, 02/01/2022	4,292,449
$ 11,308,285	1 mo. USD LIBOR + 2.750%, 4.83%, 02/01/2022	11,320,385
1,936,550	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	1,925,047
6,250,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 05/16/2025	6,216,812
13,078,000	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	13,000,317
	SkillSoft Corp.
20,397,290	3 mo. USD LIBOR + 4.750%, 6.83%, 04/28/2021	19,753,552
8,950,000	3 mo. USD LIBOR + 8.250%, 10.33%, 04/28/2022	7,987,875
18,604,151	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	18,650,661
27,544,681	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 06/30/2023	27,540,274

		275,363,384

	Telecommunications - 4.5%
9,875,000	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.82%, 07/15/2025	9,586,946
23,877,506	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 01/31/2025	23,495,466
10,049,622	Frontier Communications Corp. 1 mo. USD LIBOR + 3.750%, 5.83%, 06/15/2024	9,895,260
31,352,500	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/22/2024	31,396,080
61,221,692	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.63%, 02/02/2024	61,206,387
27,181,044	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/15/2024	26,365,612
7,895,000	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.34%, 07/03/2025	7,934,475
13,776,986	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 01/19/2024	13,823,690

		183,703,916

	Textiles - 0.2%
	International Textile Group, Inc.
3,500,000	3 mo. USD LIBOR + 5.000%, 7.09%, 05/01/2024	3,519,705
3,500,000	3 mo. USD LIBOR + 9.000%, 11.09%, 05/01/2025	3,395,000

		6,914,705

	Transportation - 1.0%
7,867,734	Kenan Advantage Group, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 07/31/2022	7,818,561
31,425,000	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 0.00%, 06/26/2025(7)	31,484,079

		39,302,640

	Total Senior Floating Rate Interests (cost $3,761,607,594)	$3,719,273,698

Common Stocks - 0.5%
	Consumer Services - 0.0%
57,891	Caesars Entertainment Corp.*	654,168

	Energy - 0.3%
2,037,975	Ascent Resources - Marcellus LLC Class A(10)(11)(12)	6,419,621
418,220,006	KCA Deutag*(1)(10)(11)(12)	2,978,563
43,330	Paragon Offshore Ltd., Litigation(11)	458,075
389,285	Templar Energy LLC Class A*(11)	350,357

		10,206,616

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Insurance - 0.2%
175,508	AFG Holdings, Inc.(11)		$10,003,956

	Media - 0.0%
15,581	F & W Publications, Inc.(10)(11)(12)		—

	Utilities - 0.0%
70,000,000	TCEH Corp.*(10)(11)(12)		70

	Total Common Stocks (cost $22,372,468)		$20,864,810

Escrows - 0.0%
	Energy-Alternate Sources - 0.0%
160,856	Paragon Offshore Ltd., Escrow 0.00%*(11)		—

	Total Escrows (cost $—)		$—

Exchange-Traded Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
422,200	SPDR Blackstone / GSO Senior Loan ETF		19,948,950

	Total Exchange-Traded Funds (cost $20,012,280)		$19,948,950

Warrants - 0.0%
Energy - 0.0%
85,759	Ascent Resources Expires 03/30/2023*(10)(11)(12)		11,149
110,262	Ascent Resources Expires 03/30/2023*(10)(11)(12)		18,745
523,280	Ascent Resources - Marcellus LLC Expires 03/30/2023*(10)(11)(12)		41,862

			71,756

	Total Warrants (cost $71,756)		$71,756

	Total Long-Term Investments (cost $4,190,267,259)		$4,132,879,417

Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 2.5%
101,133,054	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(13)		101,133,054

	Total Short-Term Investments (cost $101,133,054)		$101,133,054

	Total Investments (cost $4,291,400,313)	103.7%	$4,234,012,471
	Other Assets and Liabilities	(3.7)%	(149,208,540)

	Total Net Assets	100.0%	$4,084,803,931

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $272,558,157, which represented 6.7% of total net assets.

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(5)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $47,843,788, which represented 1.2% of total net assets.

(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)

This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2018, the aggregate value of the unfunded commitment was $3,333,734, which rounds to zero percent of total net assets.

(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $64,363,677 which represented 1.6% of total net assets.

(12)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $9,470,010, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(13)	Current yield as of period end.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.30.V1	USD	37,070,000	(5.00%)	06/20/23	Quarterly	$2,119,022	$2,739,188	$620,166

Total						$2,119,022	$2,739,188	$620,166

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit IBOXX USD Leverage Liquid Index	JPM	USD	36,500,000	(1.00%)	09/20/18	Quarterly	$—	$(97,808)	$198,007	$295,815

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
274,721,179	USD	234,323,363	EUR	SSG	08/31/18	$63,751	$—
20,090,436	USD	15,286,071	GBP	CBK	08/31/18	—	(40)
Total						$63,751	$(40)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-Counter
PIK	Payment-in-kind
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Floating Rate Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$372,720,203	$—	$372,720,203	$—
Senior Floating Rate Interests	3,719,273,698	—	3,719,273,698	—
Common Stocks
Consumer Services	654,168	654,168	—	—
Energy	10,206,616	—	808,432	9,398,184
Insurance	10,003,956	—	10,003,956	—
Media	—	—	—	—
Utilities	70	—	—	70
Escrows	—	—	—	—
Exchange-Traded Funds	19,948,950	19,948,950	—	—
Warrants	71,756	—	—	71,756
Short-Term Investments	101,133,054	101,133,054	—	—
Foreign Currency Contracts(2)	63,751	—	63,751	—
Swaps - Credit Default(2)	620,166	—	620,166	—
Swaps - Total Return(2)	295,815	—	295,815	—

Total	$4,234,992,203	$121,736,172	$4,103,786,021	$9,470,010

Liabilities
Foreign Currency Contracts(2)	$(40)	$—	$(40)	$—

Total	$(40)	$—	$(40)	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

The Hartford Floating Rate High Income Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 12.4%
	Advertising - 0.0%
$ 300,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$147,750

	Auto Manufacturers - 0.1%
500,000	Tesla, Inc. 5.30%, 08/15/2025(1)	442,500

	Auto Parts & Equipment - 0.2%
1,000,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	917,500

	Biotechnology - 0.1%
590,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(1)(2)	596,520

	Chemicals - 0.2%
1,375,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	1,306,648

	Coal - 0.5%
275,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(11)	281,875
915,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)(11)	816,637
	Peabody Energy Corp.
800,000	6.00%, 03/31/2022(1)	824,000
725,000	6.38%, 03/31/2025(1)	772,125
100,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(1)	103,375

		2,798,012

	Commercial Banks - 3.0%
1,400,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(4)	1,288,000
	Banco de Sabadell S.A.
EUR 400,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(3)(4)(5)	473,891
1,000,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(4)(5)	1,208,231
	BNP Paribas S.A.
$ 625,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(4)	555,469
675,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(3)(4)	718,875
EUR 600,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(3)(4)(5)(11)	796,229
$ 1,535,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(4)	1,633,086
1,650,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(3)(4)	1,656,187
1,000,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	975,000
	HSBC Holdings plc
775,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(3)(4)	780,813
925,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(4)	929,033
1,625,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(4)	1,551,875
1,000,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(3)(5)	958,750
600,000	Standard Chartered plc 5 year USD Swap + 5.723%, 7.75%, 04/02/2023(1)(3)(4)	625,500
800,000	UBS Group Funding Switzerland AG 5 year USD Swap + 4.866%, 7.00%, 02/19/2025(3)(4)(5)	843,494
	UniCredit S.p.A.
EUR 200,000	5 year USD Swap + 4.925%, 5.38%, 06/03/2025(3)(4)(5)	214,460
1,125,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(3)(4)(5)	1,325,438

		16,534,331

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Commercial Services - 1.0%
	APX Group, Inc.
$ 400,000	7.88%, 12/01/2022	$403,000
300,000	8.75%, 12/01/2020	297,000
1,725,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.25%, 03/15/2025(1)	1,587,000
1,840,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	1,876,800
800,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(1)	712,000
1,000,000	Team Health Holdings, Inc. 6.38%, 02/01/2025(1)	872,500

		5,748,300

	Diversified Financial Services - 0.3%
1,950,000	Navient Corp. 5.88%, 10/25/2024	1,886,625

	Energy-Alternate Sources - 0.2%
1,135,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	938,645

	Entertainment - 0.5%
1,475,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	1,365,407
EUR 1,285,000	LHMC Finco S.a.r.l. 3 mo. EURIBOR + 5.750%, 5.75%, 12/20/2023(1)(4)	1,513,013

		2,878,420

	Food - 0.4%
GBP 129,703	Iceland Bondco plc 3 mo. GBP LIBOR+ 4.25%, 5.00%, 07/15/2020(1)(4)(11)	169,391
$ 2,000,000	Marb BondCo plc 6.88%, 01/19/2025(1)	1,930,020

		2,099,411

	Household Products - 0.3%
2,000,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021	1,525,000

	Household Products/Wares - 0.3%
EUR 1,600,000	Diamond BC B.V. 5.63%, 08/15/2025(5)	1,721,807

	Insurance - 0.3%
$ 1,500,000	HUB International Ltd. 7.00%, 05/01/2026(1)	1,505,625

	Iron/Steel - 1.1%
1,725,000	AK Steel Corp. 7.00%, 03/15/2027	1,636,594
1,700,000	CSN Islands XI Corp. 6.88%, 09/21/2019(5)	1,697,892
1,250,000	CSN Resources S.A. 7.63%, 02/13/2023(1)	1,179,700
1,500,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(5)	1,494,672

		6,008,858

	Media - 0.3%
800,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	796,000
650,000	DISH DBS Corp. 5.88%, 07/15/2022	607,750

		1,403,750

	Metal Fabricate/Hardware - 0.5%
2,000,000	Hillman Group, Inc. 6.38%, 07/15/2022(1)	1,911,940
1,150,000	Novelis Corp. 6.25%, 08/15/2024(1)	1,152,875

		3,064,815

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Mining - 0.4%
$ 675,000	Constellium N.V. 6.63%, 03/01/2025(1)	$688,291
	First Quantum Minerals Ltd.
905,000	7.25%, 04/01/2023(1)	908,393
800,000	7.50%, 04/01/2025(1)	805,000

		2,401,684

	Oil & Gas - 0.2%
600,000	Sable Permian Resources LLC / AEPB Finance Corp. 3 mo. USD LIBOR + 6.500%, 8.85%, 08/01/2019(1)(4)(11)	534,000
935,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	864,875

		1,398,875

	Packaging & Containers - 0.1%
785,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.00%, 07/15/2024(1)	794,812

	Pharmaceuticals - 0.3%
750,000	Endo Finance LLC / Endo Finco, Inc. 7.25%, 01/15/2022(1)	708,750
750,000	NVA Holdings, Inc. 6.88%, 04/01/2026(1)	746,250

		1,455,000

	Retail - 1.0%
830,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	829,751
	Ferrellgas L.P. / Ferrellgas Finance Corp.
1,250,000	6.50%, 05/01/2021	1,140,625
300,000	6.75%, 01/15/2022	268,500
2,025,000	PetSmart, Inc. 5.88%, 06/01/2025(1)	1,589,625
2,000,000	Staples, Inc. 8.50%, 09/15/2025(1)	1,880,000

		5,708,501

	Software - 0.1%
371,000	CURO Financial Technologies Corp. 12.00%, 03/01/2022(1)	400,680

	Telecommunications - 0.3%
1,000,000	Frontier Communications Corp. 8.50%, 04/01/2026(1)	960,000
450,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	466,861

		1,426,861

	Textiles - 0.1%
EUR 325,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 5.38%, 05/01/2023(1)	379,678

	Transportation - 0.5%
$ 1,090,000	Hertz Corp. 7.63%, 06/01/2022(1)	1,061,387
2,000,000	Rumo Luxembourg S.a.r.l. 5.88%, 01/18/2025(1)	1,920,000

		2,981,387

	Water - 0.1%
740,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	710,400

	Total Corporate Bonds (cost $72,026,354)	$69,182,395

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Senior Floating Rate Interests - 87.5%(6)
	Advertising - 0.4%
$ 3,046,045	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/26/2021	$2,369,244

	Aerospace/Defense - 1.8%
1,875,575	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.57%, 12/11/2024	$1,878,501
	TransDigm, Inc.
5,039,291	1 mo. USD LIBOR + 2.500%, 4.58%, 06/09/2023	5,039,946
3,172,050	1 mo. USD LIBOR + 2.500%, 4.58%, 05/30/2025	3,169,607

		10,088,054

	Agriculture - 0.1%
314,761	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.33%, 11/15/2021(11)	288,794

	Auto Manufacturers - 1.0%
2,725,000	Navistar Financial Corp. 1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(7)	2,728,406
2,601,925	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.60%, 11/06/2024	2,601,925

		5,330,331

	Biotechnology - 1.6%
	Lifescan Global Corp.
3,000,000	1 mo. USD LIBOR + 6.000%, 0.00%, 05/23/2025(7)	2,910,000
500,000	1 mo. USD LIBOR + 9.500%, 0.00%, 05/23/2026(7)(11)	477,500
5,566,424	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.33%, 05/15/2022	5,562,972

		8,950,472

	Chemicals - 0.5%
EUR 1,636,775	Diamond (BC) B.V. EURIBOR + 3.250%, 3.25%, 09/06/2024	1,871,492
$ 842,913	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.58%, 06/09/2023	847,127

		2,718,619

	Coal - 0.3%
1,935,952	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.83%, 03/28/2022	1,927,879

	Commercial Services - 5.2%
2,770,788	Allied Universal Holdco LLC 3 mo. USD LIBOR + 3.750%, 5.83%, 07/28/2022	2,728,062
4,135,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	4,141,905
EUR 3,440,000	Blitz F18-675 GmbH EURIBOR + 3.750%, 0.00%, 07/31/2025(7)	4,006,836
$ 1,741,995	Brickman Group Ltd. LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 12/18/2020	1,744,172
687,739	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.08%, 03/24/2025	698,055
3,555,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 06/30/2025(7)	3,563,887
EUR 500,000	Evergood 4 ApS EURIBOR + 3.750%, 0.00%, 02/06/2025(7)	583,617
$ 1,969,620	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.83%, 06/30/2023	1,964,283
1,981,363	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/15/2023	1,978,886
1,393,696	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2023	1,393,696
4,420,387	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 05/01/2024	4,422,774
1,798,875	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.05%, 11/29/2024	1,818,555

		29,044,728

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Construction Materials - 0.9%
$ 2,069,734	Forterra Finance LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 10/25/2023	$1,929,240
1,500,000	Foundation Building Materials LLC 1 mo. USD LIBOR + 3.250%, 0.00%, 05/10/2025(7)	1,497,195
1,810,000	Pisces Midco, Inc. 1 mo. USD LIBOR + 3.750%, 6.09%, 04/12/2025	1,811,701

		5,238,136

	Distribution/Wholesale - 0.9%
	PowerTeam Services LLC
2,914,417	3 mo. USD LIBOR + 3.250%, 5.58%, 02/27/2025	2,890,752
585,000	3 mo. USD LIBOR + 7.250%, 9.58%, 02/27/2026	582,075
1,460,000	Reece Ltd. 1 mo. USD LIBOR + 2.000%, 4.34%, 07/02/2025	1,460,000

		4,932,827

	Diversified Financial Services - 3.2%
4,398,975	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	4,383,842
471,949	Ditech Holding Corp. 1 mo. USD LIBOR + 6.000%, 8.08%, 06/30/2022	447,832
1,997,843	EVO Payments International LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 12/12/2023	2,001,599
1,995,000	GreenSky Holdings LLC 1 mo. USD LIBOR + 3.250%, 5.38%, 03/29/2025	1,995,000
EUR 3,920,241	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	4,533,984
$ 1,959,176	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/08/2024	1,954,885
636,500	NN, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 04/02/2021	634,113
1,152,450	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 10/12/2023	1,153,891
765,946	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	767,861

		17,873,007

	Electric - 0.5%
699,244	ExGen Texas Power LLC 3 mo. USD LIBOR + 4.750%, 7.08%, 09/16/2021	441,398
2,089,997	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.83%, 06/02/2024	2,104,794

		2,546,192

	Electrical Components & Equipment - 0.7%
	Brookfield WEC Holdings, Inc.
1,955,000	1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(7)	1,967,532
1,090,000	1 mo. USD LIBOR + 6.750%, 0.00%, 07/25/2026(7)	1,106,742
645,000	Verra Mobility Corp. 1 mo. USD LIBOR + 7.750%, 9.82%, 02/23/2026	643,794

		3,718,068

	Energy-Alternate Sources - 1.8%
3,095,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 5.84%, 10/31/2024	3,106,606
1,591,654	Gulf Finance LLC 1 mo. USD LIBOR + 5.250%, 7.59%, 08/25/2023	1,368,822
1,089,525	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 10/30/2024	1,070,796
2,796,824	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 08/04/2023	2,791,007
1,540,000	Vistra Energy Corp. 1 mo. USD LIBOR + 2.000%, 4.07%, 12/31/2025	1,535,765

		9,872,996

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Engineering & Construction - 1.2%
$ 4,801,500	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.60%, 06/21/2024	$4,822,531
	DG Investment Intermediate Holdings, Inc.
627,852	3 mo. USD LIBOR + 3.000%, 5.08%, 02/03/2025	621,185
67,438	UNFND + 1.500%, 3.59%, 02/03/2025(8)	66,722
325,000	3 mo. USD LIBOR + 6.750%, 9.08%, 02/02/2026	325,406
932,663	Verra Mobility Corp. 1 mo. USD LIBOR + 3.750%, 5.82%, 02/28/2025	934,994

		6,770,838

	Entertainment - 0.5%
1,087,411	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.33%, 10/03/2023	1,088,770
1,538,818	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.90%, 08/14/2024	1,539,034

		2,627,804

	Food - 1.5%
1,195,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	1,193,506
EUR 2,250,000	Froneri International plc EURIBOR + 2.625%, 2.63%, 01/22/2025	2,613,936
$ 1,612,611	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.84%, 10/30/2022	1,610,305
2,527,560	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 05/24/2024	2,527,282
497,500	Utz Quality Foods LLC 1 mo. USD LIBOR + 3.500%, 5.56%, 11/21/2024	499,987

		8,445,016

	Healthcare-Products - 1.8%
507,450	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.08%, 11/21/2024	511,256
769,297	Immucor, Inc. 3 mo. USD LIBOR + 5.000%, 7.17%, 06/15/2021	777,312
1,506,276	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.58%, 02/02/2024	1,509,409
2,740,900	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 09/27/2024	2,731,307
6,147,037	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 09/07/2023	4,492,931

		10,022,215

	Healthcare-Services - 4.9%
1,558,362	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.57%, 07/01/2021	1,459,998
389,045	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.250%, 5.56%, 01/27/2021	381,859
	DentalCorp Perfect Smile ULC
170,950	1 mo. USD LIBOR + 3.750%, 0.80%, 06/06/2025(8)	171,520
683,802	1 mo. USD LIBOR + 3.750%, 5.83%, 06/06/2025	686,079
1,370,660	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 7.000%, 9.08%, 08/15/2025	1,370,660
851,855	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 12/01/2023	850,969
	Genoa, a QoL Healthcare Co. LLC
1,409,995	1 mo. USD LIBOR + 3.250%, 5.33%, 10/28/2023	1,413,520
750,000	1 mo. USD LIBOR + 8.000%, 10.08%, 10/25/2024(11)	755,625
	Gentiva Health Services, Inc.
1,937,417	0.00%, 07/02/2025(7)	1,951,948
165,000	1 mo. USD LIBOR + 7.000%, 0.00%, 07/02/2026(7)	167,888
2,364,310	Global Medical Response, Inc. 1 mo. USD LIBOR + 4.250%, 6.33%, 03/14/2025	2,330,027
2,036,427	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 06/07/2023	2,035,917

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 3,612,240	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.32%, 11/25/2022	$3,466,233
1,761,960	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/30/2025	1,759,123
	Sound Inpatient Physicians
290,000	1 mo. USD LIBOR + 6.750%, 0.00%, 06/26/2026(7)	292,175
775,000	1 mo. USD LIBOR + 3.000%, 5.08%, 06/27/2025	776,937
1,728,753	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/02/2024	1,728,390
3,784,969	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/06/2024	3,676,151
	U.S. Renal Care, Inc.
1,474,164	3 mo. USD LIBOR + 4.250%, 6.58%, 12/31/2022	1,449,294
725,000	3 mo. USD LIBOR + 8.000%, 10.34%, 12/31/2023(11)	714,125

		27,438,438

	Household Products - 0.4%
2,549,694	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.08%, 09/06/2024	2,495,513

	Insurance - 5.8%
	Asurion LLC
11,625,000	1 mo. USD LIBOR + 3.000%, 0.00%, 11/03/2024(7)	11,606,284
283,518	1 mo. USD LIBOR + 3.000%, 5.08%, 11/03/2023	283,005
4,145,000	1 mo. USD LIBOR + 6.500%, 8.58%, 08/04/2025	4,202,864
1,550,236	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 04/17/2020	1,548,299
902,738	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.58%, 03/07/2023	919,104
3,620,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	3,616,380
	Sedgwick Claims Management Services, Inc.
3,326,275	1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2021	3,320,720
1,500,000	1 mo. USD LIBOR + 5.750%, 7.88%, 02/28/2022	1,509,375
5,236,709	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.33%, 05/16/2024	5,219,690

		32,225,721

	Internet - 0.3%
EUR 500,000	ION Trading Technologies S.a.r.l. EURIBOR + 3.250%, 0.00%, 11/30/2024(7)	576,636
$ 1,263,739	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.32%, 04/04/2021	1,214,238

		1,790,874

	IT Services - 0.8%
1,057,026	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.33%, 07/01/2024	1,055,705
3,380,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 06/19/2025	3,382,129

		4,437,834

	Leisure Time - 2.7%
11,821,129	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 12/22/2024	11,863,567
1,372,833	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/01/2024	1,363,910
1,880,172	Lindblad Expeditions, Inc. 6 mo. USD LIBOR + 3.500%, 5.95%, 03/21/2025	1,895,458

		15,122,935

	Lodging - 3.3%
13,863,425	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/06/2024	13,841,798
4,595,917	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 06/08/2023	4,606,120

		18,447,918

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Machinery - Construction & Mining - 0.2%
$ 1,355,364	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 03/23/2025	$1,364,851

	Machinery-Diversified - 2.3%
EUR 4,535,725	Gardner Denver, Inc. EURIBOR + 3.000%, 3.00%, 07/30/2024	5,269,746
3,160,120	Gates Global LLC EURIBOR + 3.000%, 3.00%, 04/01/2024	3,671,267
	Zodiac Pool Solutions LLC
2,655,000	EURIBOR + 2.750%, 2.75%, 07/02/2025	3,067,120
$ 625,000	1 mo. USD LIBOR + 2.250%, 4.33%, 07/02/2025	624,738

		12,632,871

	Media - 12.9%
	Advantage Sales & Marketing, Inc.
2,258,243	1 mo. USD LIBOR + 3.250%, 5.33%, 07/23/2021	2,132,639
570,000	1 mo. USD LIBOR + 6.500%, 8.58%, 07/25/2022	496,613
	Altice Financing S.A.
EUR 1,791,463	EURIBOR + 2.750%, 2.75%, 01/31/2026	2,032,001
$ 2,367,113	3 mo. USD LIBOR + 2.750%, 4.82%, 01/31/2026	2,296,099
1,235,000	Altice France S.A. 1 mo. USD LIBOR + 4.000%, 0.00%, 07/13/2026(7)	1,207,015
2,472,519	Altice U.S. Finance I Corp. 1 mo. USD LIBOR + 2.250%, 4.33%, 07/28/2025	2,460,156
2,015,983	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 04/30/2025	2,016,447
EUR 2,533,650	Crown Finance U.S., Inc. EURIBOR + 2.625%, 2.63%, 02/28/2025	2,932,563
	CSC Holdings LLC
$ 3,034,039	1 mo. USD LIBOR + 2.250%, 4.32%, 07/17/2025	3,015,076
1,720,688	1 mo. USD LIBOR + 2.500%, 4.57%, 01/25/2026	1,717,814
497,368	Getty Images, Inc. 3 mo. USD LIBOR + 3.500%, 5.57%, 10/18/2019	486,720
947,558	Houghton Mifflin Harcourt Publishing Co. 1 mo. USD LIBOR + 3.000%, 5.08%, 05/31/2021	881,703
2,266,119	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 4.85%, 10/04/2024	2,262,923
2,100,973	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 11/15/2024	2,109,503
	Numericable Group S.A.
EUR 1,318,313	EURIBOR + 3.000%, 3.00%, 07/31/2025	1,491,468
$ 1,817,000	1 mo. USD LIBOR + 2.750%, 4.82%, 07/31/2025	1,729,784
1,314,534	3 mo. USD LIBOR + 3.000%, 5.07%, 01/31/2026	1,270,826
	PSAV Holdings LLC
3,994,988	3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	3,962,548
2,725,000	3 mo. USD LIBOR + 7.250%, 9.59%, 09/01/2025	2,694,344
1,360,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 08/17/2024	1,365,100
6,610,000	Sinclair Television Group, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 12/12/2024(7)	6,591,822
2,020,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 08/15/2026	2,007,941
3,056,815	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/27/2024	3,052,994
	Unitymedia Finance LLC
3,600,000	1 mo. USD LIBOR + 2.250%, 4.32%, 09/30/2025	3,589,884
1,635,000	1 mo. USD LIBOR + 2.250%, 4.32%, 01/15/2026	1,629,997
EUR 1,645,000	Unitymedia Hessen GmbH & Co. KG EURIBOR + 2.750%, 2.75%, 01/15/2027	1,918,772
$ 1,895,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	1,885,999
3,970,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	3,964,601
GBP 1,925,000	Virgin Media Investment Holdings Ltd. LIBOR - GBP + 3.250%, 3.82%, 11/15/2027	2,487,697

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

EUR 2,000,000	Ziggo Secured Finance B.V. EURIBOR + 3.000%, 3.00%, 04/15/2025	$2,314,260
$ 3,850,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.57%, 04/15/2025	3,825,937

		71,831,246

	Metal Fabricate/Hardware - 0.3%
	NN, Inc.
491,434	1 mo. USD LIBOR + 3.750%, 5.83%, 10/19/2022	490,820
1,000,000	1 mo. USD LIBOR + 8.000%, 10.10%, 04/14/2023	980,000

		1,470,820

	Miscellaneous Manufacturing - 1.6%
EUR 1,350,000	CTC AcquiCo GmbH EURIBOR + 3.000%, 3.00%, 03/07/2025	1,558,463
$ 4,162,122	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.09%, 10/20/2024	4,160,374
	Hillman Group, Inc.
712,230	1 mo. USD LIBOR + 3.500%, 0.00%, 05/31/2025(7)	712,900
2,287,770	1 mo. USD LIBOR + 3.500%, 5.83%, 05/31/2025	2,289,920

		8,721,657

	Oil & Gas - 3.3%
260,827	Ameriforge Group, Inc. PIK + 7.000%, 5.17%, 06/08/2022(11)	262,131
260,000	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 8.60%, 03/30/2023	260,000
4,383,981	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.42%, 06/24/2024	4,190,823
1,395,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.83%, 12/31/2022	1,417,083
625,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.58%, 08/23/2021	652,812
4,224,045	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 4.06%, 02/02/2024	4,209,810
	Fieldwood Energy LLC
575,000	1 mo. USD LIBOR + 7.250%, 0.00%, 04/11/2023(7)	556,675
1,375,000	1 mo. USD LIBOR + 5.250%, 7.33%, 04/11/2022	1,375,000
586,644	KCA Deutag Alpha Ltd. 3 mo. USD LIBOR + 6.750%, 9.08%, 03/31/2023	584,080
700,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.34%, 09/27/2024	702,429
2,425,000	Ultra Resources, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 04/12/2024	2,210,800
2,188,407	Vine Oil & Gas LP 1 mo. USD LIBOR + 6.875%, 8.95%, 12/12/2021(11)	2,188,407

		18,610,050

	Oil & Gas Services - 0.7%
1,973,379	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 5.08%, 11/23/2020	1,937,621
	EG Group Ltd.
EUR 183,857	1 mo. USD LIBOR + 4.000%, 2.00%, 02/06/2025(8)	213,021
361,792	EURIBOR + 4.000%, 4.00%, 02/06/2025	420,870
	Utex Industries, Inc.
$ 466,061	1 mo. USD LIBOR + 4.000%, 6.08%, 05/22/2021	461,867
750,000	1 mo. USD LIBOR + 7.250%, 9.33%, 05/22/2022	736,875

		3,770,254

	Packaging & Containers - 3.5%
2,795,000	Berlin Packaging LLC 1 mo. USD LIBOR + 3.000%, 5.12%, 11/07/2025	2,794,413
EUR 2,095,000	Crown Americas LLC EURIBOR + 2.375%, 2.38%, 04/03/2025	2,449,102
	Flex Acquisition Co., Inc.
$ 3,122,551	3 mo. USD LIBOR + 3.000%, 5.34%, 12/29/2023	3,116,431
6,105,000	1 mo. USD LIBOR + 3.250%, 5.75%, 06/29/2025	6,097,369

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,022,275	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 10/14/2024	$1,018,994
	Proampac PG Borrower LLC
788,765	1 mo. USD LIBOR + 3.500%, 5.63%, 11/18/2023	789,507
970,000	1 mo. USD LIBOR + 8.500%, 10.58%, 11/18/2024	977,886
2,377,741	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/05/2023	2,384,826

		19,628,528

	Pharmaceuticals - 3.5%
999,769	Amneal Pharmaceuticals LLC 3 mo. USD LIBOR + 3.500%, 5.63%, 05/04/2025	1,006,647
4,048,198	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.38%, 04/29/2024	4,049,048
EUR 4,470,000	IQVIA, Inc. EURIBOR + 2.000%, 2.50%, 06/07/2025	5,198,246
$ 789,275	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 4.83%, 02/02/2025	785,329
8,500,532	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.09%, 06/01/2025	8,508,097

		19,547,367

	Real Estate - 0.2%
1,261,990	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.49%, 11/04/2021	1,262,281

	Retail - 3.9%
2,357,188	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.08%, 09/25/2024	2,375,597
	Coty, Inc.
EUR 3,820,000	EURIBOR + 2.500%, 2.50%, 04/05/2025	4,422,873
$ 2,983,743	1 mo. USD LIBOR + 2.250%, 4.35%, 04/07/2025	2,908,224
1,872,553	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.34%, 10/25/2020	1,650,375
1,605,278	Petco Animal Supplies, Inc. 3 mo. USD LIBOR + 3.250%, 5.59%, 01/26/2023	1,150,455
2,156,671	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 5.10%, 03/11/2022	1,788,937
2,705,000	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.07%, 06/06/2025	2,721,906
1,550,000	Smart & Final Stores LLC 1 mo. USD LIBOR + 3.500%, 5.58%, 11/15/2022	1,511,250
2,181,738	Sports Authority, Inc. 1 mo. USD LIBOR + 6.000%, 0.00%, 11/16/2018(7)(9)	8,182
3,373,050	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.36%, 09/12/2024	3,340,298

		21,878,097

	Semiconductors - 0.9%
533,264	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 2.500%, 4.57%, 04/04/2024	531,930
4,465,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	4,473,930

		5,005,860

	Software - 5.5%
	Almonde, Inc.
3,251,967	3 mo. USD LIBOR + 3.500%, 5.81%, 06/13/2024	3,205,724
770,000	3 mo. USD LIBOR + 7.250%, 9.56%, 06/13/2025	741,402
4,155,522	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2024	4,147,461
1,192,950	Cypress Intermediate Holdings , Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 04/27/2024	1,190,528
2,747,436	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2022	2,741,062
	First Data Corp.
1,164,171	1 mo. USD LIBOR + 2.000%, 4.07%, 07/08/2022	1,164,031
6,543,182	1 mo. USD LIBOR + 2.000%, 4.07%, 04/26/2024	6,540,106

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Hyland Software, Inc.
$ 1,485,246	1 mo. USD LIBOR + 3.250%, 5.33%, 07/01/2022	$1,488,959
565,000	1 mo. USD LIBOR + 7.000%, 9.08%, 07/07/2025	571,119
73,150	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	72,716
EUR 1,360,000	Misys Europe S.A. EURIBOR + 3.250%, 4.25%, 06/13/2024	1,582,364
$ 1,250,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 05/16/2025	1,243,363
494,000	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	491,066
	SkillSoft Corp.
2,568,363	3 mo. USD LIBOR + 4.750%, 6.83%, 04/28/2021	2,487,305
1,400,000	3 mo. USD LIBOR + 8.250%, 10.33%, 04/28/2022	1,249,500
1,996,837	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	2,001,829

		30,918,535

	Telecommunications - 5.2%
2,468,750	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.82%, 07/15/2025	2,396,736
3,290,482	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 01/31/2025	3,237,835
1,645,844	Frontier Communications Corp. 1 mo. USD LIBOR + 3.750%, 5.83%, 06/15/2024	1,620,564
12,913,632	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.63%, 02/02/2024	12,910,404
4,955,138	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/15/2024	4,806,484
1,580,000	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.34%, 07/03/2025	1,587,900
2,495,219	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 01/19/2024	2,503,678

		29,063,601

	Textiles - 0.5%
	International Textile Group, Inc.
1,500,000	3 mo. USD LIBOR + 5.000%, 7.09%, 05/01/2024	1,508,445
1,500,000	3 mo. USD LIBOR + 9.000%, 11.09%, 05/01/2025	1,455,000

		2,963,445

	Transportation - 0.9%
4,850,000	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 0.00%, 06/26/2025(7)	4,859,118

	Total Senior Floating Rate Interests (cost $494,652,937)	$488,253,034

Common Stocks - 0.5%
	Energy - 0.1%
190,736	Ascent Resources - Marcellus LLC Class A(10)(11)(12)	600,819
7,247	Paragon Offshore Ltd., Litigation(11)	76,625
78,609	Templar Energy LLC Class A*(11)	70,748

		748,192

	Insurance - 0.4%
34,814	AFG Holdings, Inc.(11)	1,984,398

	Utilities - 0.0%
4,500,000	TCEH Corp.*(10)(11)(12)	4

	Total Common Stocks (cost $2,500,428)	$2,732,594

Escrows - 0.0%
	Energy-Alternate Sources - 0.0%
26,901	Paragon Offshore Ltd., Escrow 0.00%*(11)	—

	Total Escrows (cost $—)	$—

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Exchange-Traded Funds - 0.4%
	Other Investment Pools & Funds - 0.4%
43,100	SPDR Blackstone / GSO Senior Loan ETF		$2,036,475

	Total Exchange-Traded Funds (cost $2,041,220)		$2,036,475

Warrants - 0.0%
Energy - 0.0%
45,934	Ascent Resources Expires 03/30/2023*(10)(11)(12)		7,005
48,360	Ascent Resources - Marcellus LLC Expires 03/30/2023*(10)(11)(12)		3,869

			10,874

	Total Warrants (cost $10,874)		$10,874

	Total Long-Term Investments (cost $571,231,813)		$562,215,372

Short-Term Investments - 4.3%
	Other Investment Pools & Funds - 4.3%
23,980,497	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(13)		23,980,497

	Total Short-Term Investments (cost $23,980,497)		$23,980,497

	Total Investments (cost $595,212,310)	105.1%	$586,195,869
	Other Assets and Liabilities	(5.1)%	(28,501,693)

	Total Net Assets	100.0%	$557,694,176

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $48,361,466, which represented 8.7% of total net assets.

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(5)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $10,734,864, which represented 1.9% of total net assets.

(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)

This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2018, the aggregate value of the unfunded commitment was $451,263, which rounds to zero percent of total net assets.

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $10,028,182, which represented 1.8% of total net assets.

(12)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $611,697, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(13)	Current yield as of period end.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.30.V1	USD	9,655,000	(5.00%)	06/20/23	Quarterly	$551,906	$713,430	$161,524

Total						$551,906	$713,430	$161,524

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit IBOXX USD Leverage Liquid Index	JPM	USD	5,570,000	1.00%	09/20/18	Quarterly	$—	$(14,926)	$30,216	$45,142

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
67,327,034	USD	57,426,577	EUR	SSG	08/31/18	$15,624	$—
2,770,538	USD	2,108,000	GBP	CBK	08/31/18	—	(6)
Total						$15,624	$(6)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Other Abbreviations:
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-Counter
PIK	Payment-in-kind
SPDR	Standard & Poor’s Depositary Receipt
UNFND	Unfunded Loan

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$69,182,395	$—	$69,182,395	$—
Senior Floating Rate Interests	488,253,034	—	488,253,034	—
Common Stocks
Energy	748,192	—	147,373	600,819
Insurance	1,984,398	—	1,984,398	—
Utilities	4	—	—	4
Escrows	—	—	—	—
Exchange-Traded Funds	2,036,475	2,036,475	—	—
Warrants	10,874	—	—	10,874
Short-Term Investments	23,980,497	23,980,497	—	—
Foreign Currency Contracts(2)	15,624	—	15,624	—
Swaps - Credit Default(2)	161,524	—	161,524	—
Swaps - Total Return(2)	45,142	—	45,142	—

Total	$586,418,159	$26,016,972	$559,789,490	$611,697

Liabilities
Foreign Currency Contracts(2)	$(6)	$—	$(6)	$—

Total	$(6)	$—	$(6)	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 4.9%
	Canada - 0.1%
$195,000	Master Credit Card Trust 3.74%, 07/22/2024(1)	$192,796

	Cayman Islands - 0.6%
250,000	Atrium XII 3 mo. USD LIBOR + 5.250%, 7.60%, 04/22/2027(1)(2)	249,382
	BlueMountain CLO Ltd.
250,000	3 mo. USD LIBOR + 1.420%, 3.75%, 11/20/2028(1)(2)	250,210
250,000	3 mo. USD LIBOR + 3.000%, 5.35%, 07/20/2026(1)(2)	250,003
363,670	LCM XVII L.P. 3 mo. USD LIBOR + 1.350%, 3.69%, 10/15/2026(1)(2)	364,040
250,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 2.750%, 5.10%, 01/22/2030(1)(2)	247,305
250,000	Palmer Square CLO Ltd. 1 mo. USD LIBOR + 1.350%, 3.69%, 08/15/2026(1)(2)	250,000
250,000	Tryon Park CLO, Ltd. 3 mo. USD LIBOR + 0.890%, 3.24%, 04/15/2029(1)(2)	248,045

		1,858,985

	United States - 4.2%
225,000	280 Park Avenue Mortgage Trust 1 mo. USD LIBOR + 1.250%, 3.32%, 09/15/2034(1)(2)	226,190
272,847	Alternative Loan Trust 5.25%, 08/25/2035	240,276
50,000	AmeriCredit Automobile Receivables Trust 2.74%, 12/08/2022	49,075
150,000	Avant Loans Funding Trust 3.38%, 04/15/2021(1)(13)	149,834
40,000	Aventura Mall Trust 4.11%, 07/05/2040(1)(3)	39,118
220,000	BAMLL Commercial Mortgage Securities Trust 3.60%, 04/14/2033(1)(3)	212,528
34,293	Banc of America Mortgage Trust 4.15%, 04/25/2034(3)	34,528
1,000,000	Bank 0.67%, 08/15/2061(3)(4)(5)	37,020
	Bayview Opportunity Master Fund Trust
70,502	2.98%, 10/28/2032(1)(6)	70,141
121,939	3.50%, 01/28/2058(1)(3)	121,473
77,628	4.00%, 10/28/2064(1)(3)	77,962
29,568	Bear Stearns Asset Backed Securities I Trust 6.00%, 11/25/2035	29,476
968,000	Benchmark Mortgage Trust 0.70%, 07/15/2051(3)(4)	38,050
48,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	48,205
100,000	CGGS Commercial Mortgage Trust 1 mo. USD LIBOR + 1.100%, 3.17%, 02/15/2037(1)(2)	99,976
181,940	CIM Trust 3.00%, 04/25/2057(1)(3)	179,629
86,045	Civic Mortgage LLC 3.89%, 06/25/2022(1)(6)	86,074
	COLT Mortgage Loan Trust
1,244	2.75%, 09/25/2046(1)(3)	1,240
47,790	3.75%, 12/26/2046(1)(3)	47,790
	Connecticut Avenue Securities
64,071	1 mo. USD LIBOR + 2.900%, 4.96%, 07/25/2024(2)	68,381
192,536	1 mo. USD LIBOR + 5.000%, 7.06%, 07/25/2025(2)	218,201
175,000	1 mo. USD LIBOR + 5.250%, 7.31%, 10/25/2023(2)	201,454
76,636	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)(13)	76,315
155,000	CSAIL Commercial Mortgage Trust 4.36%, 08/15/2048(3)	150,532

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 249,375	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)(13)	$247,118
100,000	Drive Auto Receivables Trust 4.16%, 05/15/2024(1)	101,163
35,000	Exeter Automobile Receivables Trust 3.03%, 01/17/2023(1)	34,564
	Fannie Mae Connecticut Avenue Securities
65,000	1 mo. USD LIBOR + 2.200%, 4.26%, 08/25/2030(2)	65,323
75,000	1 mo. USD LIBOR + 2.350%, 4.43%, 01/25/2031(2)(5)	75,436
195,000	1 mo. USD LIBOR + 2.550%, 4.61%, 12/25/2030(2)	197,361
20,000	1 mo. USD LIBOR + 2.800%, 4.86%, 02/25/2030(2)	20,854
30,000	1 mo. USD LIBOR + 3.600%, 5.66%, 01/25/2030(2)	31,199
150,000	1 mo. USD LIBOR + 3.650%, 5.71%, 09/25/2029(2)	164,438
250,000	1 mo. USD LIBOR + 4.250%, 6.31%, 01/25/2029(2)	283,040
60,000	1 mo. USD LIBOR + 4.250%, 6.31%, 04/25/2029(2)	68,423
99,000	1 mo. USD LIBOR + 4.350%, 6.41%, 05/25/2029(2)	110,692
30,000	1 mo. USD LIBOR + 4.450%, 6.51%, 02/25/2030(2)	31,846
136,988	1 mo. USD LIBOR + 5.000%, 7.06%, 07/25/2025(2)	152,496
75,000	1 mo. USD LIBOR + 6.000%, 8.06%, 09/25/2028(2)	88,636
150,000	1 mo. USD LIBOR + 6.750%, 8.81%, 08/25/2028(2)	181,352
179,753	1 mo. USD LIBOR + 10.750%, 11.24%, 01/25/2029(2)	236,703
49,896	1 mo. USD LIBOR + 12.750%, 14.81%, 10/25/2028(2)	72,186
60,000	First Investors Auto Owner Trust 2.65%, 11/15/2022(1)	59,190
	FREMF Mortgage Trust
40,000	3.54%, 12/25/2049(1)(3)	36,820
99,000	3.57%, 11/25/2047(1)(3)	97,329
25,000	3.65%, 11/25/2050(1)(3)	23,824
60,000	3.73%, 10/25/2049(1)(3)	56,787
65,000	3.80%, 02/25/2050(1)(3)	62,207
160,000	3.84%, 07/25/2049(1)(3)	158,004
40,000	3.84%, 08/25/2027(1)(3)	38,312
60,000	3.88%, 02/25/2050(1)(3)	57,371
65,000	3.91%, 02/25/2025(1)	62,610
35,000	3.97%, 07/25/2049(1)(3)	33,588
75,000	3.98%, 03/25/2028(1)(3)	69,933
84,000	3.98%, 02/25/2046(1)(3)	85,039
105,000	4.03%, 05/25/2045(1)(3)	106,564
75,000	4.06%, 05/25/2025(1)(3)	72,688
225,000	4.13%, 02/25/2046(1)(3)	223,908
95,305	GLS Auto Receivables Trust 2.67%, 04/15/2021(1)	95,058
100,000	GMF Floorplan Owner Revolving Trust 2.63%, 07/15/2022(1)	98,320
100,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 1.500%, 3.57%, 07/15/2032(1)(2)	100,031
63,000	GS Mortgage Securities Trust 3.51%, 03/10/2050(1)(3)	50,647
48,585	GSR Mortgage Loan Trust 3.00%, 01/25/2035(3)	46,556
100,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	96,937
75,000	JP Morgan Chase Commercial Mortgage Securities Corp. 4.61%, 07/05/2031(1)(3)	73,352
36,511	JP Morgan Mortgage Acquisition Trust 4.94%, 11/25/2036(6)(13)	37,202
	LSTAR Securities Investment Ltd.
48,688	1 mo. USD LIBOR + 1.750%, 0.04%, 10/01/2022(1)(2)	48,484
119,086	1 mo. USD LIBOR + 1.550%, 3.64%, 02/01/2023(1)(2)	117,611
55,147	1 mo. USD LIBOR + 1.650%, 3.74%, 11/01/2022(1)(2)	54,902
79,517	1 mo. USD LIBOR + 1.750%, 3.84%, 09/01/2022(1)(2)	79,676
59,898	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(3)	58,495
	Morgan Stanley Capital I Trust
1,000,000	1.00%, 07/15/2051(3)(4)	62,233
275,000	1 mo. USD LIBOR + 1.950%, 4.02%, 11/15/2034(1)(2)	275,346

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 100,000	4.42%, 07/11/2040(1)(3)(5)	$90,701
130,703	MortgageIT Mortgage Loan Trust 1 mo. USD LIBOR + 0.200%, 2.26%, 04/25/2036(2)	116,072
185,000	MSSG Trust 3.87%, 09/13/2039(1)	174,710
155,000	Natixis Commercial Mortgage Securities Trust 1 mo. USD LIBOR + 1.154%, 3.23%, 07/15/2033(1)(2)(5)	155,016
100,000	New Residential Mortgage LLC 4.09%, 07/25/2054(1)	100,006
	New Residential Mortgage Loan Trust
96,606	3.25%, 09/25/2056(1)(3)	95,131
104,644	3.75%, 05/25/2054(1)(3)	104,811
75,514	3.75%, 11/25/2056(1)(3)	75,465
157,333	4.00%, 02/25/2057(1)(3)	158,320
91,095	4.00%, 12/25/2057(1)(3)	91,559
6,234	New York City Tax Lien 1.47%, 11/10/2029(1)	6,128
	NRZ Advance Receivables Trust
303,000	2.58%, 10/15/2049(1)	300,572
185,000	3.21%, 02/15/2051(1)	183,327
95,606	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	94,831
88,088	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(6)	87,207
155,000	OneMain Direct Auto Receivables Trust 3.85%, 10/14/2025(1)	154,950
	OneMain Financial Issuance Trust
181,000	2.37%, 09/14/2032(1)	177,337
100,000	4.57%, 02/20/2029(1)	101,118
100,000	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)(5)	99,990
48,655	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	48,463
175,000	Santander Drive Auto Receivables Trust 3.17%, 04/17/2023	173,597
153,056	SG Residential Mortgage Trust 3.74%, 04/27/2048(1)(3)	153,032
73,109	SLM Student Loan Trust 3 mo. USD LIBOR + 0.040%, 2.38%, 01/25/2019(2)(13)	73,040
	SoFi Consumer Loan Program LLC
66,381	2.50%, 05/26/2026(1)	65,425
56,722	2.77%, 05/25/2026(1)	56,231
47,026	3.28%, 01/26/2026(1)(13)	46,940
215,000	Springleaf Funding Trust 2.68%, 07/15/2030(1)	211,136
15,000	STACR Trust 1 mo. USD LIBOR + 3.750%, 5.81%, 04/25/2043(1)(2)	15,483
	Towd Point Mortgage Trust
73,506	2.75%, 04/25/2057(1)(3)	72,055
119,000	1 mo. USD LIBOR + 1.200%, 3.26%, 02/25/2057(1)(2)	119,323
199,000	3.75%, 04/25/2055(1)(3)	198,726
124,853	3.75%, 05/25/2058(1)(3)	124,645
100,000	United Auto Credit Securitization Trust 2.71%, 01/10/2022(1)	99,689
34,854	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(1)	34,733
88,693	Verus Securitization Trust 2.85%, 07/25/2047(1)(3)	87,623
52,176	VOLT LIX LLC 3.25%, 05/25/2047(1)(6)(13)	51,920
144,965	VOLT LVI LLC 3.50%, 03/25/2047(1)(6)(13)	144,386
41,674	VOLT LVIII LLC 3.38%, 05/28/2047(1)(6)(13)	41,594
48,960	VOLT LX LLC 3.25%, 06/25/2047(1)(6)	48,662

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$51,806	VOLT LXI LLC 3.13%, 06/25/2047(1)(6)(13)	$51,409
	78,263	VOLT LXII LLC 3.13%, 09/25/2047(1)(6)	77,499
	80,002	VOLT LXIII LLC 3.00%, 10/25/2047(1)(6)	79,098
	110,000	VOLT LXIV LLC 4.63%, 10/25/2047(1)(6)	108,053
	169,401	VOLT LXV LLC 3.75%, 04/25/2048(1)(6)	169,072
	195,000	Wachovia Bank Commercial Mortgage Trust 5.27%, 10/15/2044(1)(3)	175,308
	59,700	Wendys Funding LLC 3.57%, 03/15/2048(1)(13)	57,599
		Westlake Automobile Receivables Trust
	145,000	2.59%, 12/15/2022(1)	143,412
	45,000	3.41%, 05/15/2023(1)	44,723

			12,345,449

		Total Asset & Commercial Mortgage Backed Securities (cost $14,461,611)	$14,397,230

Corporate Bonds - 2.1%
		Argentina - 0.0%
	160,000	YPF S.A. BADLARPP + 4.000%, 36.75%, 07/07/2020(2)(7)	78,368

		British Virgin Islands - 0.1%
HKD	2,000,000	Smart Insight International Ltd. 0.00%, 01/27/2019(7)(8)	249,075

		Canada - 0.2%
	$525,000	New Gold, Inc. 6.38%, 05/15/2025(1)	477,750

		Cayman Islands - 0.2%
HKD	2,000,000	China Evergrande Group 4.25%, 02/14/2023(7)(13)	227,416
	$250,000	Sunny Optical Technology Group Co., Ltd. 3.75%, 01/23/2023(7)	241,470

			468,886

		Finland - 0.2%
	550,000	Nokia Oyj 4.38%, 06/12/2027	521,070

		Guernsey - 0.1%
	350,000	Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020	347,000

		Iceland - 0.0%
EUR	120,000	Arion Banki HF 1.63%, 12/01/2021(7)	143,819

		Luxembourg - 0.1%
	225,000	Codere Finance Luxembourg S.A. 6.75%, 11/01/2021(7)(13)	253,466

		United States - 1.2%
	$220,000	Crown Castle Towers LLC 3.72%, 07/15/2043(1)	220,396
EUR	335,000	Equinix, Inc. 2.88%, 10/01/2025	381,876
	$450,000	General Motors Co. 6.75%, 04/01/2046	497,830
	575,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	511,204
	325,000	L Brands, Inc. 6.88%, 11/01/2035	279,094
	125,000	Matador Resources Co. 6.88%, 04/15/2023	131,406

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$450,000	Reynolds American, Inc. 5.85%, 08/15/2045	$505,637
	135,000	SBA Tower Trust 3.45%, 03/15/2048(1)	133,184
	240,000	Standard Industries, Inc. 6.00%, 10/15/2025(1)	243,000
	260,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	265,525
	550,000	United Technologies Corp. 3.75%, 11/01/2046	493,785

			3,662,937

		Total Corporate Bonds (cost $6,424,436)	$6,202,371

Foreign Government Obligations - 7.9%
		Argentina - 0.5%
ARS	17,775,000	Argentina POM Politica Monetaria 40.00%, 06/21/2020(3)	649,355
EUR	900,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(7)	923,494

			1,572,849

		Canada - 0.8%
CAD	3,200,000	Canadian Government Bond 0.50%, 03/01/2022	2,317,451

		Croatia - 0.2%
EUR	430,000	Croatia Government International Bond 3.00%, 03/20/2027(7)	530,244

		Dominican Republic - 0.2%
	$500,000	Dominican Republic International Bond 7.45%, 04/30/2044(7)	541,250

		Greece - 0.2%
EUR	119,225,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(3)	511,098

		Iceland - 0.6%
		Iceland Rikisbref
ISK	18,920,000	5.00%, 11/15/2028	171,443
	25,804,286	6.50%, 01/24/2031	264,143
	112,400,000	8.00%, 06/12/2025	1,223,209

			1,658,795

		India - 1.0%
		India Government Bond
INR	43,350,000	7.61%, 05/09/2030	609,613
	49,080,000	7.72%, 05/25/2025	704,861
	35,150,000	8.60%, 06/02/2028	529,918
	80,000,000	8.79%, 11/08/2021	1,199,156

			3,043,548

		Japan - 1.5%
		Japanese Government CPI Linked Bond
JPY	149,735,400	0.10%, 09/10/2023(9)	1,389,381
	319,132,800	0.10%, 09/10/2024(9)	2,984,036

			4,373,417

		Macedonia - 0.1%
EUR	190,000	Macedonia Government International Bond 2.75%, 01/18/2025(1)	222,894

		Mexico - 0.4%
MXN	24,243,503	Mexican Udibonos 2.00%, 06/09/2022(9)	1,250,515

		Norway - 0.6%
NOK	14,850,000	Norway Government Bond 1.75%, 02/17/2027(1)(7)	1,812,131

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Poland - 0.3%
PLN	3,200,000	Republic of Poland Government Bond 2.50%, 07/25/2026	$840,124

		Romania - 0.2%
EUR	450,000	Romanian Government International Bond 3.38%, 02/08/2038(7)	506,436

		Russia - 0.5%
RUB	95,800,000	Russian Federal Bond - OFZ 8.15%, 02/03/2027	1,590,181

		South Africa - 0.3%
ZAR	11,025,000	Republic of South Africa Government Bond 10.50%, 12/21/2026	929,558

		South Korea - 0.4%
KRW	1,571,626,051	Inflation Linked Korea Treasury Bond 1.00%, 06/10/2026(9)	1,337,730

		Zambia - 0.1%
	$275,000	Zambia Government International Bond 8.97%, 07/30/2027(7)(13)	247,091

		Total Foreign Government Obligations (cost $25,925,854)	$23,285,312

U.S. Government Agencies - 3.0%
		United States - 3.0%
		Mortgage-Backed Agencies - 2.9%
		FHLMC - 1.5%
	$4,355,880	0.08%, 10/25/2026(3)(4)	$32,193
	2,284,139	0.25%, 06/25/2025(3)(4)	34,539
	1,483,441	0.28%, 11/25/2023(3)(4)	18,952
	751,846	0.61%, 03/25/2027(3)(4)	33,514
	1,415,441	0.71%, 01/25/2024(3)(4)	47,769
	100,000	1.64%, 04/25/2044(3)(4)	10,362
	525,000	1.66%, 07/25/2041(3)(4)	36,732
	435,000	2.21%, 01/25/2042(3)(4)	44,828
	403,817	2.50%, 03/15/2028(4)(13)	31,316
	43,466	2.50%, 05/15/2028(4)	3,250
	41,135	3.00%, 05/15/2032(4)	2,993
	52,061	3.00%, 03/15/2033(4)(13)	6,416
	500,000	3.00%, 08/01/2048(10)	481,554
	200,000	3.19%, 07/25/2027	195,721
	48,797	3.50%, 06/15/2026(4)(13)	3,205
	437,195	3.50%, 03/15/2041(4)(13)	53,768
	215,000	1 mo. USD LIBOR + 1.800%, 3.86%, 07/25/2030(2)	212,658
	25,694	4.00%, 07/15/2027(4)(13)	2,536
	50,923	4.00%, 03/15/2028(4)	5,119
	57,078	4.00%, 07/15/2030(4)	6,139
	1,775,000	4.00%, 08/01/2048(10)	1,802,078
	36,290	1 mo. USD LIBOR + 2.200%, 4.26%, 03/25/2025(2)	36,424
	125,000	1 mo. USD LIBOR + 2.300%, 4.36%, 09/25/2030(2)	125,376
	850,000	4.50%, 08/01/2048(10)	881,285
	100,927	1 mo. USD LIBOR + 2.600%, 4.66%, 12/25/2027(2)	102,989
	92,288	5.50%, 04/15/2036(4)	17,945
	125,000	1 mo. USD LIBOR + 4.350%, 6.41%, 09/25/2030(2)	126,645

			4,356,306

		FNMA - 0.9%
	85,380	1.40%, 04/25/2055(3)(4)	4,029
	233,809	1.44%, 05/25/2046(3)(4)(13)	10,877
	156,756	1.44%, 06/25/2055(3)(4)(13)	7,695
	346,775	1.51%, 08/25/2044(3)(4)(13)	13,779
	4,543	2.78%, 04/01/2022	4,471
	98,142	2.85%, 06/01/2027	94,107
	130,366	2.85%, 12/01/2027	123,262
	76,544	3.00%, 02/25/2027(4)(13)	5,717
	49,841	3.00%, 09/25/2027(4)(13)	4,422
	30,558	3.00%, 01/01/2031	30,384

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$113,000	3.00%, 08/01/2048(10)	$108,913
30,000	3.07%, 06/01/2027	29,063
100,000	3.10%, 10/01/2027	96,560
4,519	3.20%, 04/01/2022	4,526
309,464	3.50%, 04/25/2027(4)(13)	29,650
34,355	3.50%, 05/25/2027(4)(13)	3,492
90,108	3.50%, 10/25/2027(4)(13)	8,684
50,924	3.50%, 02/25/2031(4)(13)	4,572
62,990	3.50%, 09/25/2035(4)(13)	9,874
425,000	3.50%, 08/01/2048(10)	421,092
300,000	3.50%, 09/01/2048(10)	296,958
10,000	3.86%, 12/01/2025	10,263
18,557	3.87%, 10/01/2025	19,036
28,695	3.89%, 05/01/2030	29,285
9,401	3.96%, 05/01/2034	9,619
800,000	4.00%, 08/01/2048(10)	812,625
13,441	4.06%, 10/01/2028	13,920
100,000	4.50%, 12/25/2041(4)(13)	42,496
242,351	4.50%, 02/25/2043(4)(13)	44,969
262,612	5.14%, 10/01/2024	283,234
22,439	5.46%, 05/25/2042(3)(4)	2,301
87,591	6.00%, 01/25/2042(4)(13)	16,880

		2,596,755

	GNMA - 0.5%
184,007	2.50%, 05/16/2028(4)(13)	12,117
257,543	3.00%, 08/20/2027(4)(13)	22,775
269,331	3.00%, 07/20/2028(4)(13)	21,265
121,612	3.00%, 02/16/2043(4)	20,185
500,000	3.00%, 08/01/2048(10)	487,441
38,506	3.50%, 03/20/2027(4)	3,821
196,649	3.50%, 07/20/2029(4)(13)	21,656
61,420	3.50%, 02/16/2030(4)(13)	6,307
38,344	3.50%, 07/20/2040(4)	4,477
73,263	3.50%, 02/20/2041(4)	9,027
83,815	3.50%, 04/20/2042(4)	11,263
84,573	3.50%, 05/16/2042(4)(13)	17,242
129,089	3.50%, 10/20/2042(4)	23,027
132,522	3.50%, 05/20/2043(4)(13)	23,262
228,414	4.00%, 04/16/2026(4)(13)	22,881
93,273	4.00%, 03/20/2047(4)	18,153
116,962	4.00%, 07/20/2047(4)	21,882
98,076	5.00%, 02/16/2040(4)	23,608
76,652	5.50%, 02/16/2047(4)	17,245
59,779	6.00%, 02/20/2046(4)	13,812
575,000	6.00%, 08/01/2048(10)	622,742

		1,424,188

		8,377,249

	Other Direct Federal Obligations - 0.1%
	SLM Student Loan Trust - 0.1%
$165,040	3 mo. USD LIBOR + 1.500%, 3.84%, 04/25/2023(2)	$168,291
195,021	3 mo. USD LIBOR + 1.700%, 4.04%, 07/25/2023(2)	199,828

		368,119

	Total U.S. Government Agencies (cost $8,832,622)	$8,745,368

U.S. Government Securities - 3.1%
	United States - 3.1%
	FHLMC - 0.0%
$575,000	1.55%, 10/25/2043(3)(4)	$51,669
114,249	1.97%, 11/25/2044(3)(4)	11,898
210,000	2.00%, 10/25/2044(3)(4)	29,965

		93,532

	U.S. Treasury Bonds - 1.0%
442,893	0.88%, 02/15/2047(9)	435,828

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$1,984,094	3.38%, 04/15/2032(9)	$2,609,305

		3,045,133

	U.S. Treasury Notes - 2.1%
1,172,793	0.50%, 01/15/2028(9)	1,133,272
4,557,285	0.63%, 04/15/2023(9)	4,511,269
370,538	0.63%, 01/15/2026(9)	364,755

		6,009,296

	Total U.S. Government Securities (cost $9,271,224)	$9,147,961

Common Stocks - 59.8%
	Argentina - 0.0%
8	Pampa Energia S.A. ADR*	$337
854	YPF S.A. ADR	14,177

		14,514

	Australia - 0.9%
2,198	BHP Billiton plc	50,584
612	Caltex Australia Ltd.	14,806
2,421	Dexus REIT	18,163
5,298	Goodman Group REIT	37,981
38,713	IOOF Holdings Ltd.	263,368
3,438	Karoon Gas Australia Ltd.*	3,005
2,952	NEXTDC Ltd.*	15,859
7,336	Nufarm Ltd.	38,987
243,058	OceanaGold Corp.	747,382
13,864	Orora Ltd.	37,385
949,098	Perseus Mining Ltd.*	282,727
139,722	Ramelius Resources Ltd.*	57,203
473,618	Resolute Mining Ltd.	448,964
139,810	Silver Lake Resources Ltd.*	58,088
114,660	Sydney Airport	602,587

		2,677,089

	Austria - 0.7%
5,895	ams AG*	424,109
16,315	BAWAG Group AG(1)	769,399
3,022	Strabag SE	121,562
373	voestalpine AG	18,663
32,294	Wienerberger AG	791,630

		2,125,363

	Belgium - 0.4%
8,582	Ageas	460,297
22,306	Euronav N.V.	188,762
5,243	Melexis N.V.	487,669
897	Telenet Group Holding N.V.*	43,194
1,027	UCB S.A.	88,296
435	Umicore S.A.	25,457
144	Warehouses De Pauw CVA REIT	19,334

		1,313,009

	Bermuda - 0.5%
23,472	Bank of NT Butterfield & Son Ltd.	1,160,925
10,224	Marvell Technology Group Ltd.	217,874

		1,378,799

	Brazil - 0.0%
2,101	Cia de Saneamento do Parana	24,921
2,790	Petroleo Brasileiro S.A.	16,309
2,855	Petroleo Brasileiro S.A. ADR	33,489

		74,719

	British Virgin Islands - 0.1%
145,255	Atlas Mara Ltd.*	348,612

	Canada - 1.9%
12,327	Bank of Nova Scotia	730,513

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

458	BCE, Inc.	$19,463
473	Boardwalk Real Estate Investment Trust REIT(11)	16,639
1,443	Cameco Corp.	15,596
9,806	Canadian Imperial Bank of Commerce	894,929
2,032	Canadian Natural Resources Ltd.	74,666
116,418	Centerra Gold, Inc.*	528,908
2,563	Dream Global Real Estate Investment Trust REIT	27,446
5,686	EcoSynthetix, Inc.*	7,868
2,399	Encana Corp.	33,103
12,829	Equitable Group, Inc.(11)	621,307
50,438	Fairfax India Holdings Corp.*(1)	812,052
3,687	First Quantum Minerals Ltd.	57,508
47,784	Gluskin Sheff + Associates, Inc.(11)	617,113
1,448	Killam Apartment Real Estate Investment Trust REIT	16,986
2,807	Magna International, Inc.	170,986
812	Methanex Corp.	56,109
24,729	Parex Resources, Inc.*	436,467
394	Source Energy Services Ltd.*	1,614
12,428	SSR Mining, Inc.*	129,167
1,468	Suncor Energy, Inc.	61,819
26,942	Teranga Gold Corp.*	94,650
3,621	TransCanada Corp.	162,866
332	Trican Well Service Ltd.*	699
459	Waste Connections, Inc.	35,623

		5,624,097

	China - 1.8%
24,969	AAC Technologies Holdings, Inc.	320,879
6,950	Alibaba Group Holding Ltd. ADR*	1,301,249
1,133	Baozun, Inc. ADR*(11)	65,544
90,346	China Longyuan Power Group Corp. Ltd. Class H	84,152
2,430	China Oilfield Services Ltd. Class H	2,222
23	China Petroleum & Chemical Corp. ADR	2,205
2,347	China Petroleum & Chemical Corp. Class H	2,256
7,545	China Shenhua Energy Co., Ltd. Class H	17,107
140,988	China Telecom Corp. Ltd. Class H	66,681
33,800	CNOOC Ltd.	56,627
50,500	Dongfeng Motor Group Co., Ltd. Class H	50,774
2,661	ENN Energy Holdings Ltd.	27,056
56,505	Gree Electric Appliances, Inc. of Zhuhai Class A*	367,036
14,013	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	71,180
36,072	Hytera Communications Corp. Ltd. Class A	50,601
31,860	PetroChina Co., Ltd. Class H	24,263
61,261	Sunny Optical Technology Group Co., Ltd.	1,016,112
40,126	Tencent Holdings Ltd.	1,826,309

		5,352,253

	Colombia - 0.0%
6,099	CEMEX Latam Holdings S.A.*	15,403
27,159	Grupo Energia Bogota S.A. ESP	18,886

		34,289

	Croatia - 0.0%
17,117	Valamar Riviera DD	107,882
2,784	Zagrebacka Banka dd	26,386

		134,268

	Czech Republic - 0.1%
92,063	Moneta Money Bank AS(1)	315,787

	Denmark - 0.1%
103	AP Moller - Maersk A/S Class B	147,891
337	Genmab A/S*	57,740
757	Zealand Pharma A/S ADR*	10,871

		216,502

	Egypt - 0.2%
370,987	Centamin plc	578,372

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Estonia - 0.1%
123,639	Tallinna Sadam AS*(1)	$286,841

	Finland - 0.3%
1,304	DNA Oyj	25,847
323	Elisa Oyj	14,025
779	Kemira Oyj	10,225
413	Neste Oyj	34,067
120,779	Nokia Oyj ADR	652,206
704	Tikkurila Oyj	12,941
9,233	Wartsila Oyj ABP	199,882

		949,193

	France - 5.5%
1,176	Airbus SE	145,553
21,811	Alstom S.A.	977,830
3,193	Alten S.A.	316,882
21,738	Altran Technologies S.A.	206,856
6,954	Amundi S.A.(1)	479,159
417	Arkema S.A.	52,218
12,003	BNP Paribas S.A.	778,632
7,444	Bouygues S.A.	326,899
8,397	Casino Guichard Perrachon S.A.	340,936
15,618	Cie de Saint-Gobain	694,350
2,901	Cie Generale des Etablissements Michelin SCA	372,539
14,564	CNP Assurances	340,101
24,116	Credit Agricole S.A.	338,834
173	Dassault Aviation S.A.	319,773
52,969	Derichebourg S.A.	320,074
2,999	Eiffage S.A.	335,141
19,831	Elior Group S.A.(1)	323,785
2,627	Engie S.A.	42,422
424	Essilor International Cie Generale d’Optique S.A.	62,482
107	Gecina S.A. REIT	18,227
4,291	Imerys S.A.	332,819
10,656	JCDecaux S.A.	348,289
9,719	Kaufman & Broad S.A.	496,754
9,825	Korian S.A.	344,123
817	Legrand S.A.	59,966
522	LVMH Moet Hennessy Louis Vuitton SE	181,911
8,746	Maisons du Monde S.A.(1)	267,366
3,850	MGI Coutier	95,660
46,686	Natixis S.A.	334,899
6,852	Nexity S.A.	421,619
19,427	Orange S.A.	331,069
2,454	Orpea	336,999
979	Pernod Ricard S.A.	157,734
20,798	Peugeot S.A.	597,359
637	Publicis Groupe S.A.(11)	40,651
977	Remy Cointreau S.A.(11)(13)	133,284
3,749	Renault S.A.	329,459
1,188	Safran S.A.	147,316
10,816	Schneider Electric SE	868,155
6,294	SMCP S.A.*(1)	182,746
7,820	Societe Generale S.A.	348,756
1,596	Sopra Steria Group	282,302
4,724	Television Francaise	51,263
5,931	Thales S.A.	778,587
5,423	Total S.A.	353,717
6,786	Total S.A. ADR	442,787
143	Unibail-Rodamco-Westfield REIT	31,746
9,454	Vinci S.A.	951,278

		16,041,307

	Georgia - 0.2%
9,379	Bank of Georgia Group plc	224,790

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

11,273	TBC Bank Group plc	$259,291

		484,081

	Germany - 0.9%
1,950	Beiersdorf AG	227,310
1,139	Brenntag AG	68,343
544	Delivery Hero SE*(1)	30,895
760	Deutsche Wohnen SE	37,001
62,611	E.ON SE	706,391
25,059	Infineon Technologies AG	663,632
591	Innogy SE*	25,408
219	LEG Immobilien AG	24,632
6,303	Rheinmetall AG	761,726
200	Siemens Healthineers AG*(1)	8,909
117	Siltronic AG	20,406
1,221	Volkswagen AG	211,689

		2,786,342

	Greece - 1.0%
29,956	Aegean Airlines S.A.	285,356
11,974	Autohellas S.A.	330,443
23,369	Frigoglass SAIC*	4,782
63,935	GEK Terna Holding Real Estate Construction S.A.*	403,057
71,963	Grivalia Properties REIC A.E. REIT	721,475
55,224	Hellenic Telecommunications Organization S.A.	717,667
45,276	OPAP S.A.	505,503

		2,968,283

	Hong Kong - 0.5%
84,000	AIA Group Ltd.	735,298
130,541	AMVIG Holdings Ltd.	32,099
15,833	ASM Pacific Technology Ltd.	190,529
6,787	CK Infrastructure Holdings Ltd.	50,382
6,861	Galaxy Entertainment Group Ltd.	55,277
27,465	Guangdong Investment Ltd.	47,350
4,618	Henderson Land Development Co., Ltd.	25,794
4,413	Kerry Properties Ltd.	22,386
5,875	Link REIT	58,292
13,683	New World Development Co., Ltd.	19,511
14,745	Nine Dragons Paper Holdings Ltd.	18,289
64,055	Pacific Basin Shipping Ltd.*	16,740
64,000	Singamas Container Holdings Ltd.	8,173
15,075	Sino Biopharmaceutical Ltd.	20,647
26,750	SUNeVision Holdings Ltd.	19,117
4,552	Techtronic Industries Co., Ltd.	25,386
667,243	Tongda Group Holdings Ltd.(11)	134,583

		1,479,853

	Iceland - 1.0%
3,180,210	Eik fasteignafelag HF*	244,840
249,916	Eimskipafelag Islands HF	567,157
590,699	N1 HF*	652,072
2,255,497	Origo HF*	459,499
713,057	Reitir fasteignafelag HF	528,365
15,193,044	Siminn HF	571,530

		3,023,463

	India - 5.0%
132,449	Apollo Tyres Ltd.	566,465
11,925	Bajaj Auto Ltd.	470,052
304,683	Bank of Baroda	684,180
54,585	Bharat Dynamics Ltd.*	307,034
228,589	Bharat Electronics Ltd.	388,910
262	Bharat Petroleum Corp. Ltd.	1,494
117,601	Bharti Infratel Ltd.	492,331
59,585	Container Corp. Of India Ltd.	582,083
29,628	Dewan Housing Finance Corp. Ltd.	260,071
35,565	Dilip Buildcon Ltd.(1)	421,227

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

186,399	Gateway Distriparks Ltd.	$457,624
27,178	Godrej Properties Ltd.*	283,498
137,115	Gujarat Pipavav Port Ltd.	232,238
45,550	Hindustan Aeronautics Ltd.	643,274
125,510	ICICI Bank Ltd.	555,390
6,702	ICICI Bank Ltd. ADR*	59,179
385	Indian Oil Corp. Ltd.	926
119,622	Indraprastha Gas Ltd.	531,277
30,569	InterGlobe Aviation Ltd.(1)	415,178
183,942	IRB Infrastructure Developers Ltd.	540,302
134,743	ITC Ltd.	585,630
105,795	J Kumar Infraprojects Ltd.	309,967
369,832	Jammu & Kashmir Bank Ltd.*	316,767
25,865	Larsen & Toubro Ltd.	491,940
50,982	LIC Housing Finance Ltd.	394,199
541	MRF Ltd.	627,979
217,740	NTPC Ltd.	492,112
84,099	Oberoi Realty Ltd.	609,319
172,394	PC Jeweller Ltd.	230,210
5,767	Phoenix Mills Ltd.	52,903
190,208	Power Grid Corp. of India Ltd.	506,378
2,275	Reliance Industries Ltd.	39,428
12,574	SRF Ltd.	317,801
163,348	State Bank of India*	700,491
34,219	Tata Motors Ltd.*	129,456
409,302	Tata Power Co., Ltd.	445,578
9,672	Tejas Networks Ltd.*(1)	40,254
34,803	Thomas Cook India Ltd.	133,457
50,676	TVS Motor Co., Ltd.	382,528

		14,699,130

	Indonesia - 0.0%
79,737	Link Net Tbk PT	23,340

	Ireland - 1.2%
265,901	Bank of Cyprus Holdings plc*	772,664
373,865	Cairn Homes plc*	743,204
25,795	CRH plc	881,209
40,457	Glenveagh Properties plc*(13)	—
292,577	Glenveagh Properties plc*(1)	383,180
437,238	Hibernia plc REIT	744,430
1,192	Smurfit Kappa Group plc	48,979
12,842	Tarsus Group plc	51,916

		3,625,582

	Israel - 0.0%
2,244	Teva Pharmaceutical Industries Ltd. ADR	53,721

	Italy - 0.9%
81,474	Banca Farmafactoring S.p.A.(1)	508,330
34,079	Buzzi Unicem S.p.A.	749,558
16,193	Davide Campari-Milano S.p.A.	136,403
14,618	Enel S.p.A.(11)	81,436
6,575	Eni S.p.A.	126,559
619	Ferrari N.V.	82,092
7,671	Italgas S.p.A.	44,123
67,620	Leonardo S.p.A.	807,860

		2,536,361

	Japan - 7.1%
11,324	ADEKA Corp.	191,668
6,282	Aeon Delight Co., Ltd.	229,931
17,008	Amada Holdings Co., Ltd.	171,015
300	Arealink Co., Ltd.	8,880
3,005	Asahi Intecc Co., Ltd.	114,963
4,243	Bandai Namco Holdings, Inc.	169,756
4,899	BML, Inc.	122,688
935	Bridgestone Corp.	36,882

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

2,500	Canon Marketing Japan, Inc.	$52,457
438	Central Japan Railway Co.	91,226
760	Chugai Pharmaceutical Co., Ltd.	38,658
8,780	CYBERDYNE, Inc.*	103,490
3,321	Daifuku Co., Ltd.	146,354
3,392	Daikin Industries Ltd.	405,445
7,627	DeNA Co., Ltd.	143,850
1,480	Dentsu, Inc.	62,146
1,172	Disco Corp.	200,075
3,976	DTS Corp.	151,265
290	East Japan Railway Co.	27,124
2,350	Eisai Co., Ltd.	202,317
5,031	Enplas Corp.	142,047
1,521	FANUC Corp.	306,696
3,611	Ferrotec Holdings Corp.	53,981
1,147	Fuji Corp.	20,304
5,176	Fujimi, Inc.	129,192
5,979	Fujitsu Frontech Ltd.	72,236
4,257	Fukushima Industries Corp.	210,083
1,504	GMO Payment Gateway, Inc.	169,478
8,360	Happinet Corp.	115,768
2,248	Harmonic Drive Systems, Inc.	88,884
21,232	Hazama Ando Corp.	168,663
826	Hirata Corp.	55,286
5,264	Hitachi High-Technologies Corp.	214,983
6,899	Inaba Denki Sangyo Co., Ltd.	291,152
8,137	Inter Action Corp.	126,402
5,328	Iriso Electronics Co., Ltd.	312,241
1,936	ITOCHU Corp.	34,376
7,905	JGC Corp.	153,391
13,534	JSR Corp.	260,229
4,500	JXTG Holdings, Inc.	32,991
179	Katitas Co., Ltd.	6,583
4,029	KDDI Corp.	112,155
3,184	Kenedix, Inc.	18,222
987	Keyence Corp.	522,092
7,688	Kinden Corp.	123,592
4,077	Kobe Steel Ltd.	40,180
6,932	Kumagai Gumi Co., Ltd.	242,775
4,682	Kyocera Corp.	272,494
173	Kyoritsu Maintenance Co., Ltd.	8,590
4,700	Kyushu Electric Power Co., Inc.	55,388
1,600	Lasertec Corp.	47,432
2,570	Mabuchi Motor Co., Ltd.	126,625
22,750	Makino Milling Machine Co., Ltd.	183,843
12,543	Marui Group Co., Ltd.	249,218
3,800	Maxell Holdings Ltd.	62,689
5,576	Melco Holdings, Inc.	212,963
12,692	Mimasu Semiconductor Industry Co., Ltd.	214,398
27,188	Minebea Mitsumi, Inc.	487,946
2,269	Mitsubishi Chemical Holdings Corp.	19,875
1,746	Mitsubishi Corp.	48,806
2,897	Mitsubishi Electric Corp.	39,361
63,537	Mitsubishi UFJ Financial Group, Inc.	389,918
2,455	Mitsui Fudosan Co., Ltd.	58,703
8,029	MS&AD Insurance Group Holdings, Inc.	245,926
2,549	Murata Manufacturing Co., Ltd.	446,013
7,500	Nabtesco Corp.	234,141
27,436	Nexon Co., Ltd.*	395,316
5,200	NGK Spark Plug Co., Ltd.	150,159
3,374	Nidec Corp.	490,074
1,060	Nintendo Co., Ltd.	358,478
5	Nippon Accommodations Fund, Inc. REIT	23,675
2,950	Nippon Seiki Co., Ltd.	61,900
222	Nippon Shokubai Co., Ltd.	15,872
1,173	Nippon Telegraph & Telephone Corp. ADR	54,286

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

20,685	Nippon Television Holdings, Inc.	$333,041
3,066	Nippon Thompson Co., Ltd.	22,466
1,038	Nippon Yusen KK	20,018
10,864	Nishimatsuya Chain Co., Ltd.	117,344
21,193	Nissan Motor Co., Ltd.	200,467
10,300	Nissin Electric Co., Ltd.	89,236
7,407	Noritz Corp.	124,810
4,011	NSD Co., Ltd.	86,259
5,709	NTT DOCOMO, Inc.	146,978
1,430	Odakyu Electric Railway Co., Ltd.	30,288
13,492	Ono Pharmaceutical Co., Ltd.	318,806
241	Oriental Land Co., Ltd.	26,205
5,618	PAL GROUP Holdings Co., Ltd.	132,428
638	PKSHA Technology, Inc.*	71,848
4,800	Raksul, Inc.*	125,779
1,558	Rohm Co., Ltd.	132,793
18,224	San-In Godo Bank Ltd.	171,231
3,073	Sanyo Chemical Industries Ltd.	142,330
1,995	SCREEN Holdings Co., Ltd.	145,547
1,774	Shimamura Co., Ltd.	166,004
432	Shin-Etsu Chemical Co., Ltd.	43,702
1,090	Shionogi & Co., Ltd.	59,495
272	SHO-BOND Holdings Co., Ltd.	19,036
14,410	Siix Corp.	329,332
464	SMC Corp.	157,230
2,306	Sony Corp.	123,940
28,831	Sony Financial Holdings, Inc.	554,030
2,629	Start Today Co., Ltd.	105,742
3,880	Sumco Corp.	83,019
17,496	Sumitomo Electric Industries Ltd.	269,143
3,640	Sumitomo Mitsui Trust Holdings, Inc.	144,587
885	Sumitomo Realty & Development Co., Ltd.	32,426
4,777	Suzuki Motor Corp.	280,973
8,761	T&D Holdings, Inc.	130,908
5,633	Tachi-S Co., Ltd.	94,581
4,029	Taihei Dengyo Kaisha Ltd.	103,927
524	Taiheiyo Cement Corp.	16,557
3,264	Taisei Corp.	181,524
7,329	Taiyo Yuden Co., Ltd.	219,197
1,210	Takeda Pharmaceutical Co., Ltd.	51,090
19,908	Takuma Co., Ltd.	244,039
4,817	Tazmo Co., Ltd.	68,148
2,043	TDK Corp.	218,881
2,067	Toei Co., Ltd.	216,819
11,344	Tokai Rika Co., Ltd.	235,605
2,147	Token Corp.	165,540
17,203	Tokio Marine Holdings, Inc.	818,449
2,386	Tokyo Electron Ltd.	418,266
1,112	Tokyo Gas Co., Ltd.	27,161
2,564	Tokyo Seimitsu Co., Ltd.	87,036
8,675	Toshiba Plant Systems & Services Corp.	192,027
3,530	Toyota Industries Corp.	199,809
2,370	Toyota Motor Corp.	155,783
4,120	Yamaha Motor Co., Ltd.	108,768
5,588	Yamato Kogyo Co., Ltd.	174,268
14,668	Yamazen Corp.	150,044
5,121	Yodogawa Steel Works Ltd.	134,750
4,848	Yume No Machi Souzou Iinkai Co., Ltd.	111,332
1,170	Zeon Corp.	13,256

		20,992,559

	Luxembourg - 0.1%
1,372	ArcelorMittal(11)	43,698
787	Ardagh Group S.A.	12,490
1,684	Millicom International Cellular S.A.	107,876
408	Spotify Technology S.A.*	74,595

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

615	Tenaris S.A. ADR	$22,595

		261,254

	Malaysia - 0.1%
313,226	Inari Amertron Bhd	189,170

	Mauritius - 0.2%
65,524	MCB Group Ltd.	509,975

	Mexico - 0.0%
62,290	America Movil S.A.B. de C.V. Class L	53,307
3,161	Mexichem S.A.B. de C.V.	11,062

		64,369

	Netherlands - 1.1%
195	Akzo Nobel N.V.	18,010
1,124	ASML Holding N.V.	240,626
1,901	Heineken N.V.	192,081
719	IMCD N.V.	52,238
64,426	ING Groep N.V.	984,864
323	InterXion Holding N.V.*	20,956
413	Koninklijke DSM N.V.	44,017
11,069	Koninklijke KPN N.V.(11)	32,003
782	Koninklijke Philips N.V.	34,329
8,948	Royal Dutch Shell plc Class A	306,620
41,027	Van Lanschot Kempen N.V.	1,130,750
754	Wolters Kluwer N.V.	45,405

		3,101,899

	New Zealand - 0.3%
100,459	Auckland International Airport Ltd.	457,383
55,612	Millennium & Copthorne Hotels New Zealand Ltd.	127,013
14,118	New Zealand Refining Co., Ltd.	23,384
77,377	Tourism Holdings Ltd.	321,886
2,878	Xero Ltd.*	91,700

		1,021,366

	Norway - 0.2%
317	Aker BP ASA	11,327
1,557	Equinor ASA	41,311
16,916	Kongsberg Gruppen ASA	343,540
7,016	Norsk Hydro ASA	40,019

		436,197

	Philippines - 0.0%
233,524	Cemex Holdings Philippines, Inc.*(1)	13,588

	Portugal - 0.2%
1,360,741	Banco Comercial Portugues S.A.*	426,147
2,367	Galp Energia SGPS S.A.	48,614

		474,761

	Romania - 0.1%
53,533	BRD-Groupe Societe Generale S.A.	185,790

	Russia - 0.1%
415	Gazprom Neft PJSC ADR	10,797
898	LUKOIL PJSC ADR	64,415
5,141	Rosneft Oil Co. PJSC GDR	33,961
450	Tatneft PJSC ADR	31,020
6,184	Yandex N.V. Class A*	222,377

		362,570

	Singapore - 0.2%
44,199	BW LPG Ltd.*(1)	200,253
7,368	Kulicke & Soffa Industries, Inc.	194,220
80,547	UMS Holdings Ltd.	48,522
6,493	Venture Corp. Ltd.	79,842

		522,837

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Slovenia - 0.0%
2,938	Zavarovalnica Triglav DD	$106,846

	South Africa - 0.1%
6,903	MTN Group Ltd.	60,052
18,863	Nampak Ltd.*	21,531
545	Naspers Ltd. Class N	134,162
1,845	Vodacom Group Ltd.	19,651

		235,396

	South Korea - 1.3%
607	Cafe24 Corp.*	87,102
192	CJ ENM Co., Ltd.	39,888
1,745	Douzone Bizon Co., Ltd.	84,674
2,973	Hankook Tire Co., Ltd.	118,003
3,492	HyVision System, Inc.	49,608
5,907	Koh Young Technology, Inc.	576,280
3,464	KT Corp. ADR	47,457
3,660	LIG Nex1 Co., Ltd.	113,629
409	NCSoft Corp.	141,189
8,854	S&T Motiv Co., Ltd.	267,777
304	S-Oil Corp.	31,930
834	Samsung Electro-Mechanics Co., Ltd.	114,802
37,649	Samsung Electronics Co., Ltd.	1,562,819
7,951	SK Hynix, Inc.	614,536
42	SK Innovation Co., Ltd.	7,459

		3,857,153

	Spain - 0.6%
9,347	Aedas Homes SAU*(1)	331,176
971	Cellnex Telecom S.A.(1)	25,804
454	Iberdrola S.A.	3,530
15,913	Iberdrola S.A.	123,722
29,714	Metrovacesa S.A.*(1)	478,106
15,636	Neinor Homes S.A.*(1)	295,787
239,522	Unicaja Banco S.A.(1)	404,287

		1,662,412

	Sweden - 0.7%
3,145	Assa Abloy AB Class B	62,084
1,346	BillerudKorsnas AB	16,036
19,367	Cloetta AB Class B	61,559
1,043	D Carnegie & Co. AB*	19,453
1,095	Fastighets AB Balder Class B*	31,829
757	Lundin Petroleum AB	24,959
43,199	Nordea Bank AB	459,113
78,166	Resurs Holding AB(1)	606,758
5,652	Sandvik AB	103,351
83,441	Telefonaktiebolaget LM Ericsson ADR	655,846

		2,040,988

	Switzerland - 1.0%
2,794	ABB Ltd. ADR(11)	64,318
13,538	LafargeHolcim Ltd.*	690,360
7,108	Nestle S.A.	579,255
3,027	Novartis AG	254,031
502	Roche Holding AG	123,314
14,164	STMicroelectronics N.V.	305,685
4,661	TE Connectivity Ltd.	436,130
7	Tecan Group AG	1,776
22,708	UBS Group AG*	373,238
205	Zur Rose Group AG*	25,825

		2,853,932

	Taiwan - 2.2%
15,604	Airtac International Group	169,921
6,851	ASPEED Technology, Inc.	181,700
22,840	Catcher Technology Co., Ltd.	281,333

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

147,905	Chroma ATE, Inc.	$834,644
13,065	Elite Material Co., Ltd.	37,603
10,193	Ennoconn Corp.	126,399
3,930	Formosa Sumco Technology Corp.	19,099
40,459	Getac Technology Corp.	61,796
4,987	Global Unichip Corp.	54,222
33,074	Globalwafers Co., Ltd.	559,886
88,904	Hota Industrial Manufacturing Co., Ltd.	379,275
30,000	Hu Lane Associate, Inc.	131,578
53,956	Kingpak Technology, Inc.	332,286
36,208	Land Mark Optoelectronics Corp.	323,100
1,006	Largan Precision Co., Ltd.	169,396
51,527	Nanya Technology Corp.	132,570
125,091	Pan Jit International, Inc.*	192,752
5,590	Silergy Corp.	128,577
142,311	Sino-American Silicon Products, Inc.*	490,099
102,753	Taiwan Semiconductor Manufacturing Co., Ltd.	821,583
25,080	Vanguard International Semiconductor Corp.	64,132
2,828	Voltronic Power Technology Corp.	49,135
49,408	Walsin Technology Corp.	562,685
8,601	Win Semiconductors Corp.	41,656
11,160	Yageo Corp.	285,662

		6,431,089

	Thailand - 0.0%
68,487	Precious Shipping PCL*	24,702
9,020	PTT PCL	13,827
650	Thai Oil PCL	1,568

		40,097

	Turkey - 0.0%
165	Tupras Turkiye Petrol Rafinerileri AS	3,615

	United Arab Emirates - 0.0%
10,675	Abu Dhabi National Oil Co. for Distribution PJSC	7,178

	United Kingdom - 2.9%
4,614	Anglo American plc	104,442
6,908	Aptiv plc	677,467
6,403	AstraZeneca plc ADR	250,549
108,653	Babcock International Group plc	1,018,478
95,468	BAE Systems plc	817,237
14,566	British American Tobacco plc	800,726
33,562	BT Group plc	102,669
495,900	Cobham plc*	813,030
2,433	Coca-Cola European Partners plc	100,337
318	Croda International plc	21,454
4,473	Diageo plc	164,103
11,431	Domino’s Pizza Group plc	47,304
16,148	Georgia Capital plc*	209,492
22,421	Glencore plc*	98,326
6,514	Grainger plc	26,164
644	Hikma Pharmaceuticals plc	13,858
25,462	ITE Group plc	27,739
7,080	KAZ Minerals plc*	78,412
2,017	National Grid plc	21,547
11,328	nVent Electric plc*	310,387
16,337	Prudential plc	385,447
146,901	QinetiQ Group plc	522,132
1,386	Rio Tinto plc	76,093
3,113	RPC Group plc	33,279
140,625	Sabre Insurance Group plc*(1)	513,125
3,368	Safestore Holdings plc REIT	24,754
2,082	Severn Trent plc	52,842
3,767	Smith & Nephew plc	65,222
45	TechnipFMC plc	1,465
34,426	Ultra Electronics Holdings plc	746,018
6,370	Unilever plc	363,886

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,460	UNITE Group plc	$16,760
3,217	Vivo Energy plc*(1)	6,418
567	Workspace Group plc REIT	8,074

		8,519,236

	United States - 18.0%
840	3M Co.	178,349
2,329	Abbott Laboratories	152,643
914	Acadia Healthcare Co., Inc.*	36,085
429	Acadia Realty Trust REIT	11,617
461	Accenture plc Class A	73,451
255	Acuity Brands, Inc.	35,453
16,918	Advanced Micro Devices, Inc.*	310,107
193	AdvanSix, Inc.*	7,811
4,288	AES Corp.	57,288
163	Aetna, Inc.	30,708
832	AGCO Corp.	52,433
342	Agree Realty Corp. REIT	18,208
247,609	Alacer Gold Corp.*	536,770
774	Alcoa Corp.*	33,491
17,595	Alexander & Baldwin, Inc.	421,400
325	Alexandria Real Estate Equities, Inc. REIT	41,418
2,543	Alkermes plc*	111,511
1,376	Allergan plc	253,308
747	Alliance Data Systems Corp.	167,985
1,484	Alliant Energy Corp.	63,767
31,807	Allscripts Healthcare Solutions, Inc.*	389,318
594	Alnylam Pharmaceuticals, Inc.*	56,430
540	Alphabet, Inc. Class A*	662,699
740	Alphabet, Inc. Class C*	900,772
5,523	Altria Group, Inc.	324,090
798	Amazon.com, Inc.*	1,418,397
10,296	American Axle & Manufacturing Holdings, Inc.*	172,149
8,963	American Tower Corp. REIT	1,328,675
842	American Vanguard Corp.	18,271
1,284	AMETEK, Inc.	99,895
864	Anadarko Petroleum Corp.	63,202
482	Andeavor	72,329
5,681	Anthem, Inc.	1,437,293
515	Apartment Investment & Management Co. Class A, REIT	21,965
575	Apple, Inc.	109,417
2,019	Archer-Daniels-Midland Co.	97,437
1,295	Arena Pharmaceuticals, Inc.*	49,974
331,264	Argonaut Gold, Inc.*	560,234
1,426	AT&T, Inc.	45,589
514	athenahealth, Inc.*	77,465
1,476	Avangrid, Inc.	73,889
8,164	AXA Equitable Holdings, Inc.*	179,526
1,976	Axcelis Technologies, Inc.*	43,472
1,711	Baker Hughes a GE Co.	59,166
1,721	Ball Corp.	67,067
25,249	Bank of America Corp.	779,689
515	Baxter International, Inc.	37,312
267	Biogen, Inc.*	89,277
93,419	Bizlink Holding, Inc.	598,205
1,019	Boeing Co.	363,070
943	Boise Cascade Co.	40,785
56	Booking Holdings, Inc.*	113,608
300	Boston Properties, Inc. REIT	37,659
7,740	Boston Scientific Corp.*	260,141
6,196	Bristol-Myers Squibb Co.	364,015
678	Broadcom, Inc.	150,360
108	C&J Energy Services, Inc.*	2,512
436	Cabot Corp.	28,820
1,485	Cabot Oil & Gas Corp.	34,897
140	CACI International, Inc. Class A*	24,528

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

169	Cactus, Inc. Class A*	$5,530
427	Camden Property Trust REIT	39,536
5,435	Capital One Financial Corp.	512,629
892	Cardinal Health, Inc.	44,555
585	Caterpillar, Inc.	84,123
675	Celanese Corp. Class A	79,724
723	Celgene Corp.*	65,135
278	Centene Corp.*	36,232
8,406	Cerner Corp.*	521,844
357	Charter Communications, Inc. Class A*	108,735
405	Chesapeake Lodging Trust REIT	12,968
3,742	Chevron Corp.	472,502
8,416	Ciena Corp.*	213,766
7,456	Cigna Corp.	1,337,755
1,503	Cinemark Holdings, Inc.	53,988
27,535	Cisco Systems, Inc.	1,164,455
11,846	Citigroup, Inc.	851,609
241	Cognizant Technology Solutions Corp. Class A	19,641
10,791	Comcast Corp. Class A	386,102
320	Concho Resources, Inc.*	46,672
872	ConocoPhillips	62,932
1,205	Constellation Brands, Inc. Class A	253,327
166	Coresite Realty Corp. REIT	18,609
689	Corporate Office Properties Trust REIT	20,491
174	CoStar Group, Inc.*	72,358
994	Costco Wholesale Corp.	217,398
15,854	Coty, Inc. Class A	212,602
818	Crown Holdings, Inc.*	37,031
1,136	Danaher Corp.	116,531
654	Deere & Co.	94,693
962	Devon Energy Corp.	43,300
231	Diamondback Energy, Inc.	30,480
661	Douglas Emmett, Inc. REIT	25,673
1,841	DowDuPont, Inc.	126,606
957	Duke Energy Corp.	78,110
1,680	Eaton Corp. plc	139,726
2,422	eBay, Inc.*	81,016
1,079	Edison International	71,894
595	Edwards Lifesciences Corp.*	84,758
712	Electronic Arts, Inc.*	91,670
3,037	Eli Lilly & Co.	300,086
856	EOG Resources, Inc.	110,373
1,238	Equifax, Inc.	155,369
65	Equinix, Inc. REIT	28,553
272	Equity LifeStyle Properties, Inc. REIT	24,749
77	Essex Property Trust, Inc. REIT	18,515
1,285	Eversource Energy	78,025
407	Exelon Corp.	17,297
10,716	ExlService Holdings, Inc.*	639,102
306	Extra Space Storage, Inc. REIT	28,755
3,061	Exxon Mobil Corp.	249,502
1,458	Facebook, Inc. Class A*	251,622
1,330	FleetCor Technologies, Inc.*	288,610
15,120	Flex Ltd.*	211,075
483	FMC Corp.	43,412
3,770	FormFactor, Inc.*	48,821
1,172	Fortive Corp.	96,198
2,303	Fresh Del Monte Produce, Inc.	83,599
2,006	Freshpet, Inc.*	58,174
601	General Dynamics Corp.	120,056
12,385	General Electric Co.	168,808
10,010	General Motors Co.	379,479
6,346	Genpact Ltd.	192,791
1,155	Global Blood Therapeutics, Inc.*	48,279
3,377	Global Payments, Inc.	380,149
772	GoDaddy, Inc. Class A*	56,835

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

5,208	Graphic Packaging Holding Co.	$75,672
2,613	Greenbrier Cos., Inc.	148,026
1,563	Guidewire Software, Inc.*	134,731
2,412	Halliburton Co.	102,317
3,296	Harris Corp.	543,675
795	HCA Healthcare, Inc.	98,763
1,481	HCP, Inc. REIT	38,358
602	Heron Therapeutics, Inc.*	22,545
18,735	Hilltop Holdings, Inc.	389,688
1,237	Hilton Worldwide Holdings, Inc.	97,302
16,937	HMS Holdings Corp.*	405,302
2,580	Home Depot, Inc.	509,602
1,421	Honeywell International, Inc.	226,863
1,328	Hormel Foods Corp.	47,768
5,992	Hostess Brands, Inc.*	83,948
5,633	Houghton Mifflin Harcourt Co.*	35,770
3,857	Humana, Inc.	1,211,792
254	Hyatt Hotels Corp. Class A	19,870
1,171	Incyte Corp.*	77,918
4,015	Ingersoll-Rand plc	395,518
34	Ingevity Corp.*	3,389
3,627	Integrated Device Technology, Inc.*	124,878
861	International Paper Co.	46,261
1,793	Interpublic Group of Cos., Inc.	40,432
1,071	Invitation Homes, Inc. REIT	24,751
268	IPG Photonics Corp.*	43,963
3,624	Ironwood Pharmaceuticals, Inc.*	69,871
695	Itron, Inc.*	42,534
1,206	Jacobs Engineering Group, Inc.	81,562
408	JBG SMITH Properties REIT	14,892
5,713	JetBlue Airways Corp.*	102,834
1,142	Johnson & Johnson	151,338
12,605	Johnson Controls International plc	472,814
414	Kennedy-Wilson Holdings, Inc.	8,653
4,211	Kinder Morgan, Inc.	74,872
944	KLA-Tencor Corp.	110,844
393	Kosmos Energy Ltd.*	2,979
14,629	Leidos Holdings, Inc.	1,000,916
1,575	Lennox International, Inc.	341,901
1,011	Liberty Global plc Class A*	28,541
165	Liberty Global plc Class C*	4,478
1,504	Liberty Media Corp-Liberty Formula One Class C*	53,016
187	Liberty Oilfield Services, Inc. Class A*(11)	3,665
366	LifePoint Health, Inc.*	23,717
4,083	Lindblad Expeditions Holdings, Inc.*	54,059
843	Lockheed Martin Corp.	274,902
730	Louisiana-Pacific Corp.	19,652
219	LyondellBasell Industries N.V. Class A	24,263
1,777	M&T Bank Corp.	308,043
99	Macy’s, Inc.	3,933
1,606	Marathon Oil Corp.	33,919
921	Marathon Petroleum Corp.	74,444
897	Marriott International, Inc. Class A	114,672
921	Martin Marietta Materials, Inc.	183,666
567	McCormick & Co., Inc.	66,645
563	McDonald’s Corp.	88,695
740	McKesson Corp.	92,944
2,441	Medicines Co.*	96,981
3,067	Medtronic plc	276,735
1,851	Mercury Systems, Inc.*	77,242
1,193	MGM Resorts International	37,424
7,552	Microchip Technology, Inc.	705,583
4,156	Micron Technology, Inc.*	219,395
2,859	Microsoft Corp.	303,283
225	Molina Healthcare, Inc.*	23,420
2,688	Monster Beverage Corp.*	161,334

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

691	Moog, Inc. Class A	$51,832
612	Motorola Solutions, Inc.	74,236
2,812	Mylan N.V.*	104,916
3,283	National Vision Holdings, Inc.*	133,487
253	Netflix, Inc.*	85,375
1,726	New York Times Co. Class A	42,805
599	Newfield Exploration Co.*	17,203
1,194	NextEra Energy Partners L.P.	56,202
930	NextEra Energy, Inc.	155,812
3,857	NIKE, Inc. Class B	296,642
466	Nine Energy Service, Inc.*	13,612
1,085	Noble Energy, Inc.	39,158
2,101	Norfolk Southern Corp.	355,069
1,776	Northrop Grumman Corp.	533,670
1,468	NRG Energy, Inc.	46,492
402	NuVasive, Inc.*	23,336
5,022	NVIDIA Corp.	1,229,687
1,156	Occidental Petroleum Corp.	97,023
1,882	OGE Energy Corp.	68,204
521	Omnicom Group, Inc.	35,860
1,798	OMNOVA Solutions, Inc.*	16,811
1,064	OraSure Technologies, Inc.*	17,865
2,351	Outfront Media, Inc. REIT	49,959
696	Owens-Illinois, Inc.*	13,001
514	Packaging Corp. of America	58,031
1,263	Park Hotels & Resorts, Inc. REIT	39,507
672	Parker-Hannifin Corp.	113,602
584	Parsley Energy, Inc. Class A*	18,355
340	Patterson-UTI Energy, Inc.	5,848
3,489	PayPal Holdings, Inc.*	286,586
13,343	Pentair plc	595,765
872	PG&E Corp.	37,566
404	Phillips 66	49,829
268	Pioneer Natural Resources Co.	50,724
1,285	PlayAGS, Inc.*	36,687
365	Portola Pharmaceuticals, Inc.*	13,067
2,491	Post Holdings, Inc.*	215,621
251	PotlatchDeltic Corp. REIT	11,734
546	PPG Industries, Inc.	60,420
426	Praxair, Inc.	71,355
757	Prologis, Inc. REIT	49,674
1,239	ProPetro Holding Corp.*	20,369
3,352	Prudential Financial, Inc.	338,250
142	PS Business Parks, Inc. REIT	18,143
264	Public Storage REIT	57,507
9,230	QUALCOMM, Inc.	591,551
486	Regency Centers Corp. REIT	30,924
396	Regeneron Pharmaceuticals, Inc.*	145,732
849	Rexford Industrial Realty, Inc. REIT	26,013
266	Rogers Corp.*	31,008
1,011	Ross Stores, Inc.	88,392
2,665	salesforce.com, Inc.*	365,505
6,011	Samsonite International S.A.*(1)	22,756
360	Schlumberger Ltd.	24,307
239	Schweitzer-Mauduit International, Inc.	9,916
293	Science Applications International Corp.	24,720
1,601	Seattle Genetics, Inc.*	112,710
293	Sempra Energy	33,868
1,300	ServiceNow, Inc.*	228,748
523	Sherwin-Williams Co.	230,502
447	Simon Property Group, Inc. REIT	78,766
247	Solaris Oilfield Infrastructure, Inc. Class A*	3,875
2,185	Southwestern Energy Co.*	11,231
1,110	Steel Dynamics, Inc.	52,270
735	STORE Capital Corp. REIT	20,176
936	Stryker Corp.	152,802

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	230	Sun Communities, Inc. REIT	$22,301
	654	Syneos Health, Inc.*	32,226
	2,804	Sysco Corp.	188,457
	798	Targa Resources Corp.	40,754
	164	Taubman Centers, Inc. REIT	10,176
	9,323	TD Ameritrade Holding Corp.	532,809
	7,591	Teradyne, Inc.	328,311
	839	Texas Instruments, Inc.	93,397
	1,244	Textron, Inc.	84,928
	923	Thermo Fisher Scientific, Inc.	216,471
	3,141	TJX Cos., Inc.	305,494
	2,054	Total System Services, Inc.	188,023
	1,907	TransUnion	138,067
	685	TripAdvisor, Inc.*	39,723
	18,426	Tutor Perini Corp.*	340,881
	2,998	Twenty-First Century Fox, Inc. Class A	134,910
	933	UGI Corp.	49,580
	773	Ultragenyx Pharmaceutical, Inc.*	61,152
	1,549	Union Pacific Corp.	232,180
	7,351	UnitedHealth Group, Inc.	1,861,420
	5,234	Universal Health Services, Inc. Class B	639,071
	3,056	US Foods Holding Corp.*	103,323
	68	Vail Resorts, Inc.	18,827
	6,416	Verizon Communications, Inc.	331,322
	604	Vertex Pharmaceuticals, Inc.*	105,730
	1,560	Viacom, Inc. Class B	45,318
	17,745	Victory Capital Holdings, Inc. Class A*	183,661
	3,886	Visa, Inc. Class A	531,372
	1,779	Vulcan Materials Co.	199,248
	470	Walgreens Boots Alliance, Inc.	31,781
	1,208	Walmart, Inc.	107,790
	1,564	Walt Disney Co.	177,608
	388	Waste Management, Inc.	34,920
	1,696	Wayfair, Inc. Class A*	184,559
	346	WellCare Health Plans, Inc.*	92,527
	879	WESCO International, Inc.*	53,619
	148	Westlake Chemical Corp.	15,869
	131	WestRock Co.	7,595
	1,323	WEX, Inc.*	251,132
	1,384	Williams Cos., Inc.	41,174
	1,550	Workday, Inc. Class A*	192,231
	494	WPX Energy, Inc.*	9,272
	904	Xenia Hotels & Resorts, Inc. REIT	22,049
	645	Zebra Technologies Corp. Class A*	88,965
	285	Zimmer Biomet Holdings, Inc.	35,773

			53,040,770

		Total Common Stocks (cost $155,669,496)	$176,080,217

Convertible Bonds - 0.2%
		Electrical Components & Equipment - 0.2%
	544,000	SunPower Corp. 0.88%, 06/01/2021(13)	$424,298

		Oil & Gas Services - 0.0%
EUR	100,000	Fugro N.V. 4.00%, 10/26/2021(7)(13)	114,597

		Total Convertible Bonds (cost $580,346)	$538,895

Exchange-Traded Funds - 7.5%
		Investment Company Securities - 3.6%
	460,276	Invesco Senior Loan ETF	$10,595,554

		Other Investment Pools & Funds - 3.9%
	16,900	iShares Core MSCI EAFE ETF	1,097,148
	84,920	iShares JP Morgan USD Emerging Markets Bond ETF	9,261,375
	3,873	SPDR S&P 500 ETF Trust	1,089,591

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

11,342	TOPIX Exchange Traded Fund	$182,518

		11,630,632

	Total Exchange-Traded Funds (cost $23,006,581)	$22,226,186

Preferred Stocks - 0.2%
	South Korea - 0.1%
7,043	Samsung Electronics Co., Ltd.	$241,787

	United States - 0.1%
655	Airbnb, Inc. Class E *(1)(12)(13)(14)	73,281
8,725	Pinterest, Inc. Class G *(1)(12)(13)(14)	55,666
4,556	Uber Technologies, Inc. Class D *(1)(12)(13)(14)	182,240

		311,187

	Total Preferred Stocks (cost $414,343)	$552,974

Warrants - 0.1%
	United States - 0.1%
36,550	Hangzhou Hikvision Digital Technology Co., Ltd. Expires 07/13/2019*(13)	$185,146

	Total Warrants (cost $87,291)	$185,146

	Total Long-Term Investments (cost $244,673,804)	$261,361,660

Short-Term Investments - 13.6%
	Other Investment Pools & Funds - 13.2%
38,853,449	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(15)	$38,853,449

	Securities Lending Collateral - 0.4%
55,338	Citibank NA DDCA, 1.91%, 08/01/2018(15)	55,338
568,918	Goldman Sachs Financial Sq, Government Institutional Fund, 1.81%(15)	568,918
227,890	Invesco Government & Agency Portfolio, 1.81%(15)	227,890
117,470	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(15)	117,470
137,141	Western Asset Institutional Government Class A Fund, 1.76%(15)	137,141

		1,106,757

	Total Short-Term Investments (cost $39,960,206)	$39,960,206

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $284,634,010)	102.4%		$301,321,866
Total Purchased Options (cost $736,326)	0.2%		$554,159

Total Investments (cost $285,370,336)	102.6%		$301,876,025
Other Assets and Liabilities	(2.6)%		(7,522,945)

Total Net Assets		100.0%	$294,353,080

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2018, the Fund invested 2.5% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $22,557,055, which represented 7.7% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $456,970 at July 31, 2018.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $5,868,857, which represented 2.0% of total net assets.

(8)	Security is a zero-coupon bond.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Represents or includes a TBA transaction.
(11)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(12)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $311,187, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(13)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $3,321,695, which represented 1.1% of total net assets.

(14)	Investment valued using significant unobservable inputs.
(15)	Current yield as of period end.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2018

Description	Counter -party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/INR Put(1)	MSC	70.79 INR per USD	06/10/19	228,000	USD	228,000	$5,851	$6,290	$(439)
USD Call/JPY Put(1)	BOA	125.00 JPY per USD	05/13/19	6,413,291	USD	6,413,291	7,189	83,103	(75,914)
USD Call/SGD Put(1)	MSC	1.30 SGD per USD	04/17/19	234,000	USD	234,000	9,724	4,187	5,537
USD Call/TRY Put(1)	MSC	5.72 TRY per USD	07/15/19	230,000	USD	230,000	17,025	17,783	(758)

Total Calls						7,105,291	$39,789	$111,363	$(71,574)

Puts
EUR Put/USD Call(1)	GSC	1.17 USD per EUR	08/02/18	121,000	EUR	121,000	$196	$1,184	$(988)
EUR Put/USD Call(1)	GSC	1.17 USD per EUR	08/02/18	120,000	EUR	120,000	150	1,135	(985)
GBP Put/USD Call(1)	GSC	1.32 USD per GBP	08/14/18	86,000	GBP	86,000	942	1,031	(89)
GBP Put/USD Call(1)	GSC	1.32 USD per GBP	08/15/18	87,000	GBP	87,000	977	1,094	(117)
NZD Put/USD Call(1)	BCLY	0.68 USD per NZD	08/08/18	170,000	NZD	170,000	564	1,151	(587)
NZD Put/USD Call(1)	GSC	0.69 USD per NZD	08/09/18	170,000	NZD	170,000	819	1,101	(282)
USD Put/INR Call(1)	BOA	64.00 INR per USD	05/13/19	6,413,291	USD	6,413,291	4,880	70,802	(65,922)
USD Put/INR Call(1)	MSC	70.79 INR per USD	06/10/19	228,000	USD	228,000	4,876	6,291	(1,415)
USD Put/SGD Call(1)	MSC	1.30 SGD per USD	04/17/19	234,000	USD	234,000	721	4,226	(3,505)
USD Put/TRY Call(1)	BCLY	3.50 TRY per USD	08/20/18	1,607,000	USD	1,607,000	—	20,650	(20,650)
USD Put/TRY Call(1)	MSC	5.72 USD per USD	07/15/19	230,000	USD	230,000	14,682	17,783	(3,101)

Total Puts						9,466,291	$28,807	$126,448	$(97,641)

Total purchased option contracts						16,571,582	$68,596	$237,811	$(169,215)

Written option contracts:
Calls
iPath S&P 500 VIX	MLI	80.00 USD	09/21/18	(2,802)	USD	(2,802)	$(569)	$(9,796)	$9,227
USD Call/BRL Put	MSC	3.70 USD	05/09/19	(234,000)	USD	(234,000)	(17,436)	(12,320)	(5,116)
USD Call/JPY Put	BOA	145.00 USD	05/13/19	(6,413,291)	USD	(6,413,291)	(494)	(15,482)	14,988
USD Call/RUB Put	GSC	64.47 USD	05/31/19	(235,000)	USD	(235,000)	(10,568)	(12,631)	2,063
USD Call/ZAR Put	JPM	14.40 USD	07/03/19	(234,000)	USD	(234,000)	(9,520)	(14,939)	5,419

Total Calls						(7,119,093)	$(38,587)	$(65,168)	$26,581

Written option contracts:
Puts
Consumer Staples Select Sector SPDR Fund	MSC	48.00 USD	09/21/18	(5,718)	USD	(5,718)	$(415)	$(3,431)	$3,016
Health Care Select Sector SPDR Fund	GSC	82.00 USD	10/19/18	(3,321)	USD	(3,321)	(1,978)	(2,889)	911
Nikkei 225 Index	MSC	21,000.00 JPY	08/10/18	(1,411)	JPY	(1,411)	(97)	(3,549)	3,452
S&P 500 Index	BOA	2,500.00 USD	08/31/18	(107)	USD	(107)	(217)	(3,207)	2,990
S&P 500 Index	MSC	2,500.00 USD	08/31/18	(106)	USD	(106)	(214)	(2,745)	2,531
S&P 500 Index	MSC	2,600.00 USD	09/21/18	(105)	USD	(105)	(928)	(2,919)	1,991
S&P 500 Index	GSC	2,550.00 USD	09/28/18	(109)	USD	(109)	(884)	(3,695)	2,811
S&P 500 Index	MSC	2,650.00 USD	10/19/18	(103)	USD	(103)	(2,129)	(2,802)	673
S&P 500 Index	GSC	2,650.00 USD	10/31/18	(102)	USD	(102)	(2,511)	(2,897)	386
SPDR S&P Homebuilders ETF	GSC	37.00 USD	09/21/18	(7,419)	USD	(7,419)	(2,175)	(3,932)	1,757
USD Put/BRL Call	MSC	3.70 USD	05/09/19	(234,000)	USD	(234,000)	(7,808)	(12,320)	4,512
USD Put/RUB Call	GSC	64.47 USD	05/31/19	(235,000)	USD	(235,000)	(11,182)	(12,631)	1,449
USD Put/ZAR Call	JPM	14.40 USD	07/03/19	(234,000)	USD	(234,000)	(21,855)	(14,939)	(6,916)

Total Puts						(721,501)	$(52,393)	$(71,956)	$19,563

Total written option contracts						(7,840,594)	$(90,980)	$(137,124)	$46,144

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $68,596, which represented 0.0% of total net assets.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57(1)	JPM	2.45%	Pay	08/02/27	USD	125,000	125,000	$12,459	$14,625	$(2,166)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57(1)	MSC	2.45%	Receive	08/02/27	USD	650,000	650,000	64,785	94,496	(29,711)

Total Calls							775,000	$77,244	$109,121	$(31,877)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57(1)	JPM	2.45%	Receive	08/02/27	USD	125,000	125,000	$26,500	$—	$26,500
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57(1)	MSC	2.45%	Pay	08/02/27	USD	650,000	650,000	137,799	125,919	11,880

Total Puts							775,000	$164,299	$125,919	$38,380

Total purchased swaption contracts							1,550,000	$241,543	$235,040	$6,503

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $241,543, which represented 0.1% of total net assets.

Exchange-Traded Option Contracts Outstanding at July 31, 2018

Description	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Gold Future Option	1,350.00 USD	12/26/18	18	1,800	$10,440	$28,495	$(18,055)
S&P 500 Index Option	2,875.00 USD	09/21/18	173	17,300	231,820	230,606	1,214

Total Calls				19,100	$242,260	$259,101	$(16,841)

Puts
iPath S&P 500 VIX Short-Term	5.00 USD	01/18/19	88	8,800	$1,760	$4,374	$(2,614)

Total purchased option contracts				27,900	$244,020	$263,475	$(19,455)

Futures Contracts Outstanding at July 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
10-Year Mini JGB Future	67	09/11/2018	$9,021,017	$(8,005)
Australian 3-Year Bond Future	7	09/17/2018	578,577	1,592
Canadian Government 10-Year Bond Future	72	09/19/2018	7,459,307	76,421
Euro BUXL 30-Year Bond Future	5	09/06/2018	1,026,689	2,907
Euro-BOBL Future	4	09/06/2018	615,593	(191)
Euro-BTP Future	10	09/06/2018	1,488,582	12,748
Euro-Bund Future	15	09/06/2018	2,834,153	5,476
Euro-OAT Future	6	09/06/2018	1,078,585	5,464
FTSE 250 Index Future	67	09/21/2018	3,661,416	(52,766)
Long Gilt Future	11	09/26/2018	1,771,259	11,010
U.S. Treasury 2-Year Note Future	5	09/28/2018	1,056,875	69
U.S. Treasury 5-Year Note Future	101	09/28/2018	11,425,625	(22,075)
U.S. Treasury 10-Year Note Future	170	09/19/2018	20,301,719	37,460
U.S. Treasury Ultra Bond Future	39	09/19/2018	6,119,344	54,772

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Uranium Future	159	12/31/2018	$1,047,413	$(22,562)
WTI Crude Future	26	11/19/2021	1,503,840	180,635
WTI Crude Future	27	11/21/2022	1,517,400	142,651

Total				$425,606

Short position contracts:
Australian 10-Year Bond Future	5	09/17/2018	$479,978	$(5,920)
CBOE VIX Future	6	09/19/2018	90,150	(1,816)
FTSE 100 Index Option	35	09/21/2018	3,538,699	(30,837)
Japan 10-Year Bond Future	7	09/12/2018	9,433,708	(1,295)
NIKKEI 225 Index Option	6	09/13/2018	1,207,351	(3,448)
NIKKEI 225 Index Option	49	09/13/2018	5,546,800	(36,194)
S&P 500 (E-Mini) Future	57	09/21/2018	8,028,735	(86,300)

Total				$(165,810)

Total futures contracts				$259,796

TBA Sale Commitments Outstanding at July 31, 2018

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$25,000	08/01/2033	$(24,771)	$42
FNMA, 3.00%	4,002,000	08/01/2048	(3,857,240)	19,249
FNMA, 4.00%	755,000	08/01/2048	(766,915)	1,770
FNMA, 4.50%	850,000	08/01/2048	(881,676)	1,547
GNMA II, 3.00%	420,000	08/01/2048	(409,451)	1,144
GNMA II, 4.00%	875,000	08/01/2048	(894,551)	2,562

Total (proceeds receivable $6,860,918)			$(6,834,604)	$26,314

At July 31, 2018, the aggregate market value of TBA Sale Commitments represents (2.3)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.6	DEUT USD	2,093,112	(0.50%)	05/11/63	Monthly	$—	$(17,085)	$(16,474)	$611
CMBX.NA.AAA.7	MSC USD	2,075,000	(0.50%)	01/17/47	Monthly	—	(17,065)	(17,279)	(214)
CMBX.NA.AAA.8	MSC USD	2,375,000	(0.50%)	10/17/57	Monthly	43,262	—	(14,799)	(58,061)

Total						$43,262	$(34,150)	$(48,552)	$(57,664)

Total traded indices						$43,262	$(34,150)	$(48,552)	$(57,664)

Credit default swaps on single-name issues:
Buy protection:
Colombia Republic	GSC USD	1,300,000	(1.00%)	06/20/23	Quarterly	$435	$—	$1,485	$1,050
Japan Government	BOA USD	3,280,000	(1.00%)	12/20/22	Quarterly	—	(109,926)	(108,726)	1,200
Japan Government	BOA USD	1,035,000	(1.00%)	12/20/22	Quarterly	—	(35,221)	(34,308)	913
Japan Government	BOA USD	1,035,000	(1.00%)	12/20/22	Quarterly	—	(35,000)	(34,309)	691
Republic of Korea	GSC USD	2,025,000	(1.00%)	06/20/23	Quarterly	—	(51,428)	(56,253)	(4,825)

Total						$435	$(231,575)	$(232,111)	$(971)

Credit default swaps on single-name issues:
Sell protection:
AK Steel Corp.	GSC USD	170,000	5.00%	06/20/23	Quarterly	$6,006	$—	$6,998	$992

Total single-name issues						$6,441	$(231,575)	$(225,113)	$21

Total OTC contracts						$49,703	$(265,725)	$(273,665)	$(57,643)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27.V3	USD	3,601,500	5.00%	12/20/21	Quarterly	$98,228	$294,597	$196,369
CDX.NA.HY.30.V1	USD	975,000	5.00%	06/20/23	Quarterly	57,120	71,921	14,801

Total						$155,348	$366,518	$211,170

Credit default swaps on indices:
Sell protection:
CDX.EM.29.V1	USD	2,625,000	1.00%	06/20/23	Quarterly	$(72,298)	$(73,620)	$(1,322)

Total						$83,050	$292,898	$209,848

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2018

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
GSC	7.35% Fixed	INR FBIL Interbank Rate Offer	INR 50,550,000	09/19/28	Semi- Annual	$ —	$(861)	$(208)	$653

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 M Federal Funds Rate	2.50% Fixed	USD	400,000	03/01/28	Annual	$1,272	$—	$4,573	$3,301
3 Mo. USD LIBOR	1.85% Fixed	USD	1,500,000	11/30/21	Semi-Annual	—	—	53,803	53,803
3 Mo. USD LIBOR	2.00% Fixed	USD	375,000	03/21/23	Semi-Annual	1,640	—	15,983	14,343
3 Mo. USD LIBOR	2.95% Fixed	USD	208,000	06/18/23	Semi-Annual	—	—	(515)	(515)
3 Mo. USD LIBOR	3.00% Fixed	USD	1,385,000	04/30/25	Semi-Annual	7,951	—	344	(7,607)
3 Mo. USD LIBOR	2.26% Fixed	USD	225,000	07/14/27	Quarterly	—	—	13,496	13,496
3 Mo. USD LIBOR	2.99% Fixed	USD	275,000	07/14/27	Semi-Annual	513	—	(1,055)	(1,568)
MXN-TIIE-Banxico-Bloomberg	8.41% Fixed	MXN	44,725,000	09/06/28	Monthly	21,744	—	47,632	25,888
MXN-TIIE-Banxico-Bloomberg	8.05% Fixed	MXN	29,600,000	09/06/28	Monthly	—	—	(7,130)	(7,130)

Total						$33,120	$—	$127,131	$94,011

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
DBGVR5US	DEUT	USD	181,902	—	04/30/19	Monthly	$—	$—	$(307)	$ (307)
DBGVR5US	DEUT	USD	112,700	(1.00%)	06/28/19	Monthly	—	—	(277)	(277)
Goldman Sachs Dynamic Gamma US Index	GSC	USD	52,799	(1.00%)	05/31/19	Monthly	—	—	(3,291)	(3,291)
Goldman Sachs Volatility Carry Series 71	GSC	USD	300,252	(1.00%)	05/31/19	Monthly	—	—	(772)	(772)
GSCBWBKL	GSC	USD	564,830	(1.00%)	01/31/19	Monthly	—	—	(4)	(4)
GSCBWBKL	GSC	USD	651,349	(1.00%)	01/31/19	Monthly	—	—	(5)	(5)
GSCBWBKL	GSC	USD	626,439	(1.00%)	01/31/19	Monthly	—	—	(5)	(5)
GSCBWBKL	GSC	USD	625,721	(1.00%)	01/31/19	Monthly	—	—	(5)	(5)
GSCBWBKS	GSC	USD	546,847	1.00%	01/31/19	Monthly	—	—	(11)	(11)
GSCBWBKS	GSC	USD	621,611	1.00%	01/31/19	Monthly	—	—	(12)	(12)
GSCBWBKS	GSC	USD	620,085	1.00%	01/31/19	Monthly	—	—	(12)	(12)
GSCBWBKS	GSC	USD	675,624	1.00%	01/31/19	Monthly	—	—	(13)	(13)
GSGLWLJP	GSC	USD	1,159,198	1.00%	07/31/19	Monthly	—	—	7,942	7,942
GSGLWLJP	GSC	USD	1,192,288	1.00%	07/31/19	Monthly	—	—	3,732	3,732
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	16,673	1.00%	02/28/19	Monthly	—	—	—	—
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	23,519	1.00%	02/28/19	Monthly	—	—	—	—
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	10,362	1.00%	04/30/19	Monthly	—	—	—	—
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	29,014	1.00%	06/28/19	Monthly	—	—	—	—
MSCI South Africa Value Index	BOA	USD	1,196,596	1.00%	09/28/18	Monthly	—	—	4,884	4,884
UBSWMDRC	UBS	USD	1,070,580	1.00%	05/31/19	Monthly	—	—	(17)	(17)
UBSWMDRC	UBS	USD	2,088,564	1.00%	05/31/19	Monthly	—	—	(33)	(33)
UBWELCON	UBS	USD	299,532	1.00%	06/28/19	Monthly	—	—	—	—
UBWELCON	UBS	USD	464,294	1.00%	06/28/19	Monthly	—	—	—	—
UBWELCON	UBS	USD	380,038	1.00%	06/28/19	Monthly	—	—	—	—

Total							$—	$—	$11,794	$ 11,794

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,163,000	AUD	858,390	USD	MSC	08/03/18	$5,681	$—
245,000	AUD	181,133	USD	BCLY	08/03/18	893	—
135,000	AUD	99,494	USD	JPM	08/03/18	807	—
145,000	AUD	107,127	USD	GSC	08/03/18	603	—
155,000	AUD	114,777	USD	JPM	08/03/18	383	—
65,000	AUD	48,022	USD	CBK	08/03/18	271	—
55,000	AUD	40,613	USD	CBK	08/03/18	250	—
35,000	AUD	25,846	USD	JPM	08/03/18	157	—
170,000	AUD	126,220	USD	DEUT	08/03/18	85	—
40,000	AUD	29,657	USD	BCLY	08/03/18	62	—
20,000	AUD	14,851	USD	SSG	08/03/18	8	—
60,000	AUD	44,712	USD	SSG	08/03/18	—	(134)
3,598,000	AUD	2,659,595	USD	MSC	08/31/18	14,006	—
2,470,000	AUD	1,826,318	USD	GSC	08/31/18	9,089	—
778,000	AUD	576,087	USD	BNP	09/06/18	2,034	—
25,000	AUD	18,507	USD	CIBC	09/06/18	70	—
3,767,000	BRL	972,029	USD	BOA	08/02/18	31,396	—
280,000	BRL	71,686	USD	BNP	08/02/18	2,898	—
245,000	BRL	62,982	USD	BCLY	08/02/18	2,279	—
125,000	BRL	32,175	USD	MSC	08/02/18	1,122	—
345,000	BRL	90,777	USD	BOA	08/02/18	1,121	—
45,000	BRL	11,459	USD	GSC	08/02/18	528	—
135,000	BRL	35,654	USD	BCLY	08/02/18	306	—
3,780,000	BRL	1,006,685	USD	HSBC	08/02/18	203	—
3,490,000	BRL	929,452	USD	HSBC	08/02/18	187	—
920,000	BRL	245,013	USD	BOA	08/02/18	49	—
640,000	BRL	170,444	USD	BOA	08/02/18	34	—
435,000	BRL	115,849	USD	GSC	08/02/18	23	—
280,000	BRL	74,569	USD	BOA	08/02/18	15	—
220,000	BRL	58,590	USD	HSBC	08/02/18	12	—

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

70,000	BRL	18,642	USD	HSBC	08/02/18	$4	$—
695,000	BRL	187,189	USD	DEUT	08/02/18	—	(2,060)
4,322,000	BRL	1,164,960	USD	BOA	08/02/18	—	(13,698)
45,000	BRL	12,058	USD	DEUT	09/05/18	—	(119)
360,000	BRL	96,798	USD	HSBC	09/05/18	—	(1,289)
1,042,000	BRL	279,754	USD	BOA	09/05/18	—	(3,308)
155,000	CAD	117,453	USD	JPM	08/03/18	1,706	—
105,000	CAD	79,050	USD	RBC	08/03/18	1,670	—
200,000	CAD	152,107	USD	JPM	08/03/18	1,646	—
155,000	CAD	117,606	USD	JPM	08/03/18	1,553	—
70,000	CAD	52,723	USD	GSC	08/03/18	1,090	—
40,000	CAD	30,239	USD	CIBC	08/03/18	511	—
40,000	CAD	30,459	USD	BMO	08/03/18	292	—
30,000	CAD	22,780	USD	GSC	08/03/18	283	—
30,000	CAD	22,896	USD	CIBC	08/03/18	167	—
195,000	CAD	149,747	USD	TDB	08/03/18	163	—
10,000	CAD	7,615	USD	SSG	08/03/18	73	—
8,641,000	CAD	6,616,386	USD	RBC	08/31/18	29,975	—
65,000	CAD	49,865	USD	RBC	09/06/18	135	—
1,238,000	CHF	1,246,451	USD	BNP	08/31/18	7,169	—
3,844,000	CHF	3,886,656	USD	UBS	08/31/18	5,845	—
84,200,000	CLP	129,136	USD	HSBC	08/03/18	2,899	—
29,500,000	CLP	45,270	USD	GSC	08/03/18	990	—
12,200,000	CLP	18,699	USD	GSC	08/03/18	432	—
12,400,000	CLP	19,029	USD	GSC	08/03/18	416	—
1,800,000	CLP	2,784	USD	BOA	08/03/18	39	—
6,700,000	CLP	10,481	USD	BCLY	08/03/18	25	—
834,709,000	CLP	1,286,880	USD	BCLY	08/31/18	22,786	—
33,600,000	CLP	52,574	USD	HSBC	09/06/18	145	—
6,100,000	CLP	9,541	USD	GSC	09/06/18	30	—
1,700,000	CLP	2,669	USD	JPM	09/06/18	—	(2)
269,000	CNH	40,345	USD	CBK	09/19/18	—	(863)
645,000	CNH	96,299	USD	GSC	09/19/18	—	(1,630)
1,278,000	CNH	192,779	USD	BCLY	09/19/18	—	(5,203)
20,600,000	COP	6,997	USD	BNP	08/03/18	129	—
148,200,000	COP	51,280	USD	BCLY	08/03/18	—	(15)
38,300,000	COP	13,317	USD	GSC	08/03/18	—	(68)
66,800,000	COP	23,198	USD	BNP	08/03/18	—	(91)
121,600,000	COP	42,428	USD	JPM	08/03/18	—	(365)
113,000,000	COP	39,546	USD	JPM	08/03/18	—	(457)
3,602,046,000	COP	1,247,462	USD	BNP	08/31/18	—	(2,909)
32,500,000	COP	11,250	USD	BNP	09/06/18	—	(24)
1,560,000	CZK	70,280	USD	GSC	08/03/18	1,057	—
630,000	CZK	28,187	USD	BCLY	08/03/18	622	—
410,000	CZK	18,586	USD	GSC	08/03/18	163	—
930,000	CZK	42,365	USD	GSC	08/03/18	163	—
1,300,000	CZK	59,491	USD	MSC	08/03/18	—	(44)
1,560,000	CZK	71,527	USD	CBK	09/06/18	—	(93)
4,634,000	DKK	729,838	USD	BCLY	08/31/18	—	(826)
1,990,000	EUR	2,317,341	USD	JPM	08/03/18	10,168	—
1,493,000	EUR	1,737,483	USD	JPM	08/03/18	8,734	—
1,362,000	EUR	1,587,817	USD	SCB	08/03/18	5,182	—
222,000	EUR	258,172	USD	CBK	08/03/18	1,480	—
71,000	EUR	82,383	USD	CBK	08/03/18	659	—
72,000	EUR	83,852	USD	CBK	08/03/18	359	—
9,000	EUR	10,450	USD	CBK	08/03/18	76	—
16,000	EUR	18,665	USD	BCLY	08/03/18	48	—
12,000	EUR	14,029	USD	CBK	08/03/18	6	—
8,000	EUR	9,370	USD	GSC	08/03/18	—	(13)
23,000	EUR	26,930	USD	BCLY	08/03/18	—	(29)
23,000	EUR	26,950	USD	GSC	08/03/18	—	(49)
42,000	EUR	49,194	USD	GSC	08/03/18	—	(70)
55,000	EUR	64,532	USD	CBK	08/03/18	—	(203)
362,000	EUR	423,892	USD	JPM	08/03/18	—	(496)
489,000	EUR	572,504	USD	HSBC	08/03/18	—	(568)
978,000	EUR	1,145,500	USD	HSBC	08/03/18	—	(1,629)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

3,957,000	EUR	4,616,463	USD	BNP	08/31/18	$21,656	$—
315,000	EUR	369,307	USD	SSG	08/31/18	—	(86)
23,000	EUR	26,950	USD	SCB	09/06/18	20	—
203,000	EUR	238,423	USD	MSC	09/06/18	—	(379)
80,000	GBP	103,917	USD	GSC	08/03/18	1,100	—
165,000	GBP	216,042	USD	JPM	08/03/18	555	—
94,000	GBP	123,140	USD	DEUT	08/03/18	255	—
34,000	GBP	44,829	USD	GSC	08/03/18	—	(197)
23,000	GBP	30,420	USD	SCB	08/03/18	—	(227)
17,000	GBP	22,563	USD	SCB	08/03/18	—	(247)
104,000	GBP	136,789	USD	BNP	08/03/18	—	(268)
81,000	GBP	106,636	USD	GSC	08/03/18	—	(307)
23,000	GBP	30,544	USD	NOM	08/03/18	—	(351)
102,000	GBP	136,003	USD	SSG	08/03/18	—	(2,107)
1,260,000	GBP	1,653,353	USD	BCLY	08/31/18	2,664	—
315,000	GBP	414,003	USD	CBK	08/31/18	1	—
12,000	GBP	15,774	USD	GSC	09/06/18	2	—
21,978,000	HKD	2,802,355	USD	SSG	08/31/18	—	(147)
13,200,000	HUF	46,705	USD	JPM	08/03/18	1,428	—
16,300,000	HUF	58,402	USD	GSC	08/03/18	1,035	—
8,354,000	HUF	29,709	USD	SCB	08/03/18	753	—
4,400,000	HUF	15,469	USD	MSC	08/03/18	576	—
6,600,000	HUF	23,582	USD	BCLY	08/03/18	484	—
16,200,000	HUF	58,717	USD	GSC	08/03/18	355	—
6,500,000	HUF	23,382	USD	CBK	08/03/18	320	—
4,800,000	HUF	17,228	USD	JPM	08/03/18	275	—
3,800,000	HUF	13,648	USD	BCLY	08/03/18	209	—
4,000,000	HUF	14,590	USD	GSC	08/03/18	—	(5)
16,700,000	HUF	60,858	USD	SCB	09/06/18	174	—
47,654,000	HUF	174,091	USD	CBK	09/06/18	66	—
5,178,000,000	IDR	359,958	USD	GSC	08/03/18	—	(986)
2,901,005,000	IDR	199,863	USD	DEUT	08/31/18	601	—
1,771,000,000	IDR	123,029	USD	CSFB	09/06/18	—	(742)
80,000	ILS	22,127	USD	HSBC	08/03/18	—	(337)
100,000	ILS	27,586	USD	BCLY	08/03/18	—	(349)
4,895,000	ILS	1,347,127	USD	RBS	08/31/18	—	(11,338)
16,180,000	INR	235,277	USD	DEUT	08/03/18	549	—
43,541,000	INR	634,246	USD	BCLY	08/03/18	371	—
4,740,000	INR	68,804	USD	BOA	08/03/18	282	—
2,310,000	INR	33,582	USD	DEUT	08/03/18	87	—
34,610,000	INR	501,195	USD	JPM	08/31/18	1,501	—
19,180,000	INR	278,467	USD	BOA	09/06/18	—	(80)
6,800,000	JPY	60,339	USD	MSC	08/03/18	487	—
11,300,000	JPY	100,647	USD	SSG	08/03/18	432	—
7,000,000	JPY	62,282	USD	CBK	08/03/18	334	—
1,200,000	JPY	10,693	USD	SCB	08/03/18	41	—
804,000	JPY	7,239	USD	DEUT	08/03/18	—	(47)
2,200,000	JPY	19,995	USD	RBC	08/03/18	—	(316)
16,000,000	JPY	144,077	USD	CIBC	08/03/18	—	(956)
13,800,000	JPY	124,709	USD	SSG	08/03/18	—	(1,268)
51,470,000	JPY	462,174	USD	JPM	08/03/18	—	(1,771)
50,201,000	JPY	455,630	USD	JPM	08/03/18	—	(6,578)
64,700,000	JPY	586,052	USD	JPM	08/03/18	—	(7,307)
64,700,000	JPY	586,056	USD	JPM	08/03/18	—	(7,310)
62,762,000	JPY	569,414	USD	HSBC	08/03/18	—	(8,004)
64,700,000	JPY	588,356	USD	JPM	08/03/18	—	(9,610)
103,916,000	JPY	940,799	USD	CBA	08/03/18	—	(11,263)
113,500,000	JPY	1,027,120	USD	GSC	08/03/18	—	(11,855)
16,600,000	JPY	149,733	USD	JPM	08/31/18	—	(958)
113,500,000	JPY	1,022,901	USD	BNP	08/31/18	—	(5,671)
250,545,000	JPY	2,261,665	USD	NOM	08/31/18	—	(16,186)
250,544,000	JPY	2,262,212	USD	CBA	08/31/18	—	(16,741)
800,000	JPY	7,224	USD	GSC	09/06/18	—	(51)
4,200,000	JPY	37,929	USD	SCB	09/06/18	—	(272)
45,740,000	KRW	40,229	USD	BOA	08/03/18	662	—
136,330,000	KRW	121,475	USD	DEUT	08/03/18	400	—

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

63,050,000	KRW	56,376	USD	MSC	08/03/18	$—	$ (11)
70,040,000	KRW	62,810	USD	DEUT	08/03/18	—	(197)
194,600,000	KRW	174,217	USD	DEUT	09/06/18	—	(115)
51,400,000	KZT	147,405	USD	DEUT	08/29/18	—	(350)
19,975,000	MXN	1,071,160	USD	RBC	08/03/18	64	—
35,180,000	MXN	1,875,631	USD	RBC	08/31/18	1,757	—
6,480,000	MXN	347,595	USD	BNP	08/31/18	—	(1,788)
1,180,000	NOK	143,312	USD	CBK	08/03/18	1,373	—
1,180,000	NOK	144,034	USD	JPM	08/03/18	651	—
290,000	NOK	35,461	USD	GSC	08/03/18	97	—
50,000	NOK	6,105	USD	GSC	08/03/18	26	—
130,000	NOK	15,930	USD	CBK	08/03/18	10	—
100,000	NOK	12,255	USD	CBK	08/03/18	7	—
180,000	NOK	22,099	USD	GSC	08/03/18	—	(28)
50,000	NOK	6,226	USD	BCLY	08/03/18	—	(95)
380,000	NOK	46,731	USD	MSC	08/03/18	—	(138)
390,000	NOK	47,986	USD	GSC	08/03/18	—	(166)
300,000	NOK	37,023	USD	GSC	08/03/18	—	(238)
490,000	NOK	60,396	USD	BCLY	08/03/18	—	(315)
410,000	NOK	50,648	USD	GSC	08/03/18	—	(376)
29,771,000	NOK	3,650,017	USD	MSC	08/31/18	4,772	—
100,000	NOK	12,251	USD	CBK	09/06/18	28	—
350,000	NOK	43,030	USD	GSC	09/06/18	—	(54)
215,000	NZD	144,970	USD	DEUT	08/03/18	1,574	—
215,000	NZD	144,987	USD	JPM	08/03/18	1,557	—
100,000	NZD	67,635	USD	JPM	08/03/18	525	—
40,000	NZD	26,950	USD	GSC	08/03/18	314	—
50,000	NZD	33,981	USD	SSG	08/03/18	99	—
155,000	NZD	105,555	USD	MSC	08/03/18	93	—
50,000	NZD	34,005	USD	BCLY	08/03/18	75	—
165,000	NZD	112,449	USD	CBK	08/03/18	15	—
15,000	NZD	10,218	USD	GSC	08/03/18	6	—
20,000	NZD	13,655	USD	GSC	08/03/18	—	(23)
35,000	NZD	23,956	USD	SSG	08/03/18	—	(100)
180,000	NZD	122,935	USD	CBK	08/03/18	—	(247)
807,000	NZD	548,024	USD	GSC	08/31/18	1,995	—
90,000	NZD	61,119	USD	BCLY	09/06/18	221	—
275,000	NZD	187,567	USD	JPM	09/06/18	—	(138)
185,000	PEN	56,317	USD	BNP	08/03/18	222	—
435,000	PEN	132,865	USD	HSBC	08/03/18	77	—
435,000	PEN	132,899	USD	BNP	08/03/18	43	—
122,000	PEN	37,311	USD	GSC	08/03/18	—	(26)
450,000	PEN	137,615	USD	BNP	08/03/18	—	(89)
598,000	PEN	182,467	USD	BCLY	08/29/18	70	—
74,822,000	PHP	1,402,159	USD	HSBC	08/31/18	4,799	—
195,000	PLN	51,782	USD	DEUT	08/03/18	1,576	—
210,000	PLN	56,053	USD	JPM	08/03/18	1,410	—
485,000	PLN	131,956	USD	CBK	08/03/18	755	—
50,000	PLN	13,269	USD	JPM	08/03/18	413	—
205,000	PLN	55,747	USD	CBK	08/03/18	348	—
85,000	PLN	23,063	USD	JPM	08/03/18	195	—
65,000	PLN	17,693	USD	BCLY	08/03/18	93	—
35,000	PLN	9,520	USD	CBK	08/03/18	57	—
5,801,000	PLN	1,578,856	USD	CBK	08/31/18	9,128	—
780,000	PLN	212,894	USD	GSC	09/06/18	645	—
100,000	PLN	27,388	USD	GSC	09/06/18	—	(12)
9,200,000	RUB	145,985	USD	HSBC	08/03/18	1,222	—
7,540,000	RUB	119,759	USD	BOA	08/03/18	888	—
10,190,000	RUB	162,598	USD	BNP	08/03/18	451	—
5,240,000	RUB	83,513	USD	BOA	08/03/18	332	—
620,000	RUB	9,828	USD	GSC	08/03/18	93	—
370,000	RUB	5,854	USD	DEUT	08/03/18	66	—
10,500,000	RUB	168,404	USD	GSC	08/03/18	—	(395)
70,573,000	RUB	1,116,979	USD	GSC	08/31/18	8,433	—
9,090,000	RUB	144,225	USD	GSC	09/06/18	654	—
660,000	RUB	10,445	USD	MSC	09/06/18	75	—

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

6,740,000	RUB	107,978	USD	BCLY	09/06/18	$—	$ (555)
1,280,000	SEK	142,167	USD	BCLY	08/03/18	3,436	—
710,000	SEK	79,139	USD	CBK	08/03/18	1,625	—
400,000	SEK	45,145	USD	GSC	08/03/18	356	—
270,000	SEK	30,456	USD	CBK	08/03/18	258	—
130,000	SEK	14,548	USD	GSC	08/03/18	240	—
70,000	SEK	7,807	USD	GSC	08/03/18	156	—
280,000	SEK	31,697	USD	GSC	08/03/18	154	—
70,000	SEK	7,944	USD	GSC	08/03/18	19	—
70,000	SEK	7,973	USD	GSC	08/03/18	—	(10)
440,000	SEK	50,102	USD	GSC	08/03/18	—	(51)
843,000	SEK	96,304	USD	MSC	08/03/18	—	(411)
26,304,000	SEK	2,996,838	USD	BCLY	08/31/18	1,951	—
70,000	SEK	7,944	USD	CBK	09/06/18	40	—
140,000	SEK	16,026	USD	JPM	09/06/18	—	(59)
15,000	SGD	10,984	USD	JPM	08/03/18	34	—
95,000	SGD	69,751	USD	MSC	08/03/18	34	—
20,000	SGD	14,676	USD	CBK	08/03/18	16	—
35,000	SGD	25,703	USD	BCLY	08/03/18	7	—
20,000	SGD	14,754	USD	SCB	08/03/18	—	(62)
20,000	SGD	14,765	USD	SCB	08/03/18	—	(73)
75,000	SGD	55,238	USD	CBK	08/03/18	—	(144)
2,569,000	SGD	1,886,598	USD	MSC	08/31/18	1,497	—
25,000	SGD	18,365	USD	JPM	09/06/18	11	—
10,000	SGD	7,350	USD	CBK	09/06/18	1	—
9,072,000	THB	272,302	USD	JPM	08/03/18	391	—
9,072,000	THB	272,432	USD	BNP	08/03/18	260	—
500,000	THB	15,019	USD	JPM	08/03/18	10	—
500,000	THB	15,057	USD	JPM	08/03/18	—	(27)
440,000	THB	13,268	USD	JPM	08/03/18	—	(42)
1,550,000	THB	46,728	USD	JPM	08/03/18	—	(137)
6,800,000	THB	205,581	USD	JPM	08/03/18	—	(1,182)
55,000	TRY	11,246	USD	JPM	08/03/18	—	(94)
30,000	TRY	6,246	USD	GSC	08/03/18	—	(163)
565,000	TRY	115,407	USD	GSC	08/03/18	—	(844)
1,340,000	TRY	273,826	USD	BCLY	08/03/18	—	(2,119)
920,000	TRY	188,819	USD	JPM	08/03/18	—	(2,274)
215,000	TRY	46,296	USD	BCLY	08/03/18	—	(2,702)
310,000	TRY	66,982	USD	BCLY	08/03/18	—	(4,125)
415,000	TRY	89,185	USD	BCLY	08/03/18	—	(5,038)
13,654,000	TRY	2,779,492	USD	GSC	08/31/18	—	(47,304)
115,000	TRY	23,497	USD	CBK	09/06/18	—	(539)
16,234,000	TWD	530,350	USD	BCLY	08/03/18	14	—
89,707	USD	120,000	AUD	GSC	08/03/18	551	—
7,395	USD	10,000	AUD	SCB	08/03/18	—	(35)
63,111	USD	85,000	AUD	GSC	08/03/18	—	(41)
21,984	USD	30,000	AUD	CBK	08/03/18	—	(306)
70,264	USD	95,000	AUD	NOM	08/03/18	—	(317)
55,403	USD	75,000	AUD	SCB	08/03/18	—	(319)
244,815	USD	330,000	AUD	ANZ	08/03/18	—	(364)
173,570	USD	235,000	AUD	CSFB	08/03/18	—	(1,027)
165,177	USD	225,000	AUD	NOM	08/03/18	—	(1,991)
576,031	USD	778,000	AUD	BNP	08/03/18	—	(1,997)
223,954	USD	305,000	AUD	CBA	08/03/18	—	(2,651)
4,008,287	USD	5,421,000	AUD	GSC	08/31/18	—	(19,948)
18,582	USD	25,000	AUD	JPM	09/06/18	5	—
99,991	USD	135,000	AUD	BCLY	09/06/18	—	(326)
111,061	USD	150,000	AUD	JPM	09/06/18	—	(402)
280,863	USD	1,042,000	BRL	BOA	08/02/18	3,302	—
26,632	USD	100,000	BRL	MSC	08/02/18	—	(5)
58,590	USD	220,000	BRL	BOA	08/02/18	—	(12)
74,569	USD	280,000	BRL	BNP	08/02/18	—	(15)
101,201	USD	380,000	BRL	BCLY	08/02/18	—	(20)
177,102	USD	665,000	BRL	DEUT	08/02/18	—	(36)
929,452	USD	3,490,000	BRL	BOA	08/02/18	—	(187)
988,042	USD	3,710,000	BRL	BOA	08/02/18	—	(199)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

7,739	USD	30,000	BRL	DEUT	08/02/18	$—	$ (252)
6,350	USD	25,000	BRL	MSC	08/02/18	—	(309)
17,796	USD	70,000	BRL	HSBC	08/02/18	—	(850)
39,642	USD	155,000	BRL	GSC	08/02/18	—	(1,646)
84,635	USD	325,000	BRL	GSC	08/02/18	—	(1,936)
949,942	USD	3,710,000	BRL	HSBC	08/02/18	—	(38,299)
1,187,490	USD	4,602,000	BRL	BOA	08/02/18	—	(38,355)
1,160,362	USD	4,322,000	BRL	BOA	09/05/18	13,722	—
15,281	USD	20,000	CAD	GSC	08/03/18	—	(94)
11,419	USD	15,000	CAD	GSC	08/03/18	—	(112)
15,220	USD	20,000	CAD	GSC	08/03/18	—	(155)
15,170	USD	20,000	CAD	GSC	08/03/18	—	(205)
22,849	USD	30,000	CAD	GSC	08/03/18	—	(214)
45,907	USD	60,000	CAD	JPM	08/03/18	—	(219)
30,468	USD	40,000	CAD	CIBC	08/03/18	—	(283)
110,241	USD	145,000	CAD	BNP	08/03/18	—	(1,230)
75,503	USD	100,000	CAD	CSFB	08/03/18	—	(1,374)
437,816	USD	580,000	CAD	RBC	08/03/18	—	(8,069)
2,975,443	USD	3,887,000	CAD	MSC	08/31/18	—	(14,304)
6,333,078	USD	8,271,000	CAD	RBC	08/31/18	—	(28,691)
53,804	USD	70,000	CAD	GSC	09/06/18	—	(42)
23,029	USD	30,000	CAD	JPM	09/06/18	—	(49)
149,830	USD	195,000	CAD	TDB	09/06/18	—	(170)
2,335,634	USD	2,310,000	CHF	UBS	08/31/18	—	(3,512)
8,366	USD	5,400,000	CLP	GSC	08/03/18	—	(102)
31,655	USD	20,500,000	CLP	GSC	08/03/18	—	(491)
64,963	USD	42,700,000	CLP	BCLY	08/03/18	—	(1,996)
120,493	USD	78,200,000	CLP	BNP	08/03/18	—	(2,133)
493,348	USD	320,000,000	CLP	BCLY	08/31/18	—	(8,735)
10,489	USD	6,700,000	CLP	BCLY	09/06/18	—	(24)
53,991	USD	34,700,000	CLP	DEUT	09/06/18	—	(454)
378,981	USD	2,468,000	CNH	GSC	09/19/18	16,745	—
265,067	USD	1,721,000	CNH	GSC	09/19/18	12,471	—
214,664	USD	1,378,000	CNH	GSC	09/19/18	12,410	—
215,281	USD	1,404,000	CNH	GSC	09/19/18	9,212	—
52,303	USD	346,000	CNH	GSC	09/19/18	1,519	—
12,377	USD	80,000	CNH	SCB	09/19/18	636	—
10,742	USD	69,000	CNH	DEUT	09/19/18	614	—
22,989	USD	154,000	CNH	MSC	09/19/18	386	—
15,642	USD	105,000	CNH	GSC	09/19/18	231	—
1,445,644	USD	9,786,000	CNY	BCLY	08/31/18	12,113	—
17,402	USD	50,200,000	COP	GSC	08/03/18	37	—
50,639	USD	146,600,000	COP	BNP	08/03/18	—	(72)
20,226	USD	59,000,000	COP	GSC	08/03/18	—	(183)
85,670	USD	252,700,000	COP	BOA	08/03/18	—	(1,744)
71,995	USD	207,500,000	COP	HSBC	08/31/18	301	—
13,292	USD	38,300,000	COP	GSC	09/06/18	63	—
54,732	USD	1,200,000	CZK	GSC	08/03/18	—	(142)
18,377	USD	410,000	CZK	CBK	08/03/18	—	(371)
28,888	USD	640,000	CZK	MSC	08/03/18	—	(378)
28,223	USD	630,000	CZK	BCLY	08/03/18	—	(586)
87,656	USD	1,950,000	CZK	GSC	08/03/18	—	(1,515)
1,297,077	USD	28,460,000	CZK	CBK	08/31/18	—	(5,830)
59,568	USD	1,300,000	CZK	MSC	09/06/18	40	—
746,130	USD	636,000	EUR	RBC	08/03/18	2,262	—
237,835	USD	203,000	EUR	MSC	08/03/18	405	—
36,472	USD	31,000	EUR	CBK	08/03/18	214	—
588,466	USD	503,000	EUR	JPM	08/03/18	156	—
588,465	USD	503,000	EUR	JPM	08/03/18	155	—
21,203	USD	18,000	EUR	SCB	08/03/18	150	—
849,280	USD	726,000	EUR	BNP	08/03/18	148	—
11,720	USD	10,000	EUR	SCB	08/03/18	24	—
15,224	USD	13,000	EUR	SCB	08/03/18	19	—
597,589	USD	511,000	EUR	JPM	08/03/18	—	(78)
54,824	USD	47,000	EUR	CBK	08/03/18	—	(148)
50,024	USD	43,000	EUR	CBK	08/03/18	—	(269)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

82,754	USD	71,000	EUR	JPM	08/03/18	$—	$ (287)
581,950	USD	498,000	EUR	JPM	08/03/18	—	(512)
792,320	USD	678,000	EUR	SSG	08/03/18	—	(671)
144,650	USD	125,000	EUR	JPM	08/03/18	—	(1,550)
586,685	USD	503,000	EUR	JPM	08/03/18	—	(1,626)
595,989	USD	511,000	EUR	JPM	08/03/18	—	(1,678)
791,138	USD	679,000	EUR	CBK	08/03/18	—	(3,023)
828,571	USD	715,000	EUR	HSBC	08/03/18	—	(7,695)
20,962,548	USD	17,880,000	EUR	SSG	08/31/18	4,865	—
1,591,007	USD	1,362,000	EUR	SCB	08/31/18	—	(5,434)
9,391	USD	8,000	EUR	GSC	09/06/18	10	—
119,157	USD	102,000	EUR	CBK	09/06/18	—	(452)
139,413	USD	105,000	GBP	GSC	08/03/18	1,578	—
335,586	USD	255,000	GBP	BCLY	08/03/18	845	—
61,920	USD	47,000	GBP	GSC	08/03/18	222	—
46,153	USD	35,000	GBP	JPM	08/03/18	208	—
14,560	USD	11,000	GBP	GSC	08/03/18	120	—
7,910	USD	6,000	GBP	BCLY	08/03/18	34	—
7,874	USD	6,000	GBP	GSC	08/03/18	—	(2)
83,990	USD	64,000	GBP	JPM	08/03/18	—	(23)
13,098	USD	10,000	GBP	BCLY	08/03/18	—	(29)
23,576	USD	18,000	GBP	MSC	08/03/18	—	(52)
108,357	USD	83,000	GBP	CIBC	08/03/18	—	(597)
108,332	USD	83,000	GBP	ANZ	08/03/18	—	(622)
6,674,000	USD	5,078,000	GBP	CBK	08/31/18	—	(13)
9,208	USD	7,000	GBP	SCB	09/06/18	6	—
7,880	USD	6,000	GBP	CBK	09/06/18	—	(7)
123,311	USD	94,000	GBP	DEUT	09/06/18	—	(263)
22,934	USD	6,300,000	HUF	JPM	08/03/18	—	(39)
173,703	USD	47,654,000	HUF	CBK	08/03/18	—	(63)
6,475	USD	1,800,000	HUF	MSC	08/03/18	—	(88)
7,838	USD	2,200,000	HUF	GSC	08/03/18	—	(184)
15,096	USD	4,200,000	HUF	CBK	08/03/18	—	(219)
22,940	USD	6,500,000	HUF	CBK	08/03/18	—	(762)
55,135	USD	15,500,000	HUF	CBK	08/03/18	—	(1,385)
816,930	USD	227,217,000	HUF	CBK	08/31/18	—	(13,149)
9,495	USD	2,600,000	HUF	CBK	09/06/18	—	(7)
113,948	USD	1,638,000,000	IDR	JPM	08/03/18	391	—
244,560	USD	3,540,000,000	IDR	BOA	08/03/18	—	(856)
491,698	USD	7,137,000,000	IDR	DEUT	08/31/18	—	(1,478)
358,861	USD	5,178,000,000	IDR	GSC	09/06/18	1,321	—
54,822	USD	200,000	ILS	HSBC	08/03/18	349	—
19,237	USD	70,000	ILS	MSC	08/03/18	172	—
19,207	USD	70,000	ILS	MSC	08/03/18	141	—
17,844	USD	65,000	ILS	JPM	08/03/18	140	—
12,321	USD	45,000	ILS	CBK	09/06/18	36	—
307,681	USD	21,210,000	INR	BNP	08/03/18	—	(1,458)
658,853	USD	45,561,000	INR	BCLY	08/03/18	—	(5,206)
13,543,813	USD	935,268,000	INR	JPM	08/31/18	—	(40,573)
631,716	USD	43,541,000	INR	BCLY	09/06/18	—	(259)
1,633,192	USD	180,145,000	JPY	JPM	08/03/18	21,783	—
1,143,468	USD	127,025,000	JPY	HSBC	08/03/18	7,221	—
1,021,070	USD	113,500,000	JPY	BNP	08/03/18	5,805	—
572,085	USD	63,513,000	JPY	HSBC	08/03/18	3,957	—
463,796	USD	51,470,000	JPY	JPM	08/03/18	3,393	—
217,860	USD	24,000,000	JPY	JPM	08/03/18	3,178	—
160,320	USD	17,800,000	JPY	JPM	08/03/18	1,098	—
73,411	USD	8,100,000	JPY	CIBC	08/03/18	956	—
50,845	USD	5,600,000	JPY	SCB	08/03/18	752	—
143,824	USD	16,000,000	JPY	BNP	08/03/18	702	—
42,555	USD	4,700,000	JPY	SSG	08/03/18	513	—
37,838	USD	4,200,000	JPY	RBC	08/03/18	268	—
7,236	USD	800,000	JPY	DEUT	08/03/18	80	—
46,504	USD	5,200,000	JPY	SSG	08/03/18	—	(11)
11,542	USD	1,300,000	JPY	GSC	08/03/18	—	(87)
103,686	USD	11,700,000	JPY	DEUT	08/03/18	—	(971)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

6,071,748	USD	672,457,000	JPY	CBA	08/31/18	$44,932	$—
6,070,257	USD	672,457,000	JPY	NOM	08/31/18	43,442	—
2,643,687	USD	292,907,000	JPY	DEUT	08/31/18	18,543	—
15,352	USD	1,700,000	JPY	SCB	09/06/18	110	—
7,219	USD	800,000	JPY	DEUT	09/06/18	46	—
8,066	USD	900,000	JPY	JPM	09/06/18	—	(3)
174,139	USD	194,600,000	KRW	DEUT	08/03/18	172	—
54,941	USD	61,320,000	KRW	BCLY	08/03/18	123	—
12,967	USD	14,430,000	KRW	DEUT	08/03/18	67	—
28,504	USD	31,860,000	KRW	UBS	08/03/18	22	—
11,551	USD	12,950,000	KRW	MSC	08/03/18	—	(26)
3,325,382	USD	3,732,409,000	KRW	JPM	08/31/18	—	(13,386)
5,807	USD	6,510,000	KRW	GSC	09/06/18	—	(17)
41,817	USD	800,000	MXN	JPM	08/03/18	—	(1,085)
59,718	USD	1,200,000	MXN	JPM	08/03/18	—	(4,636)
91,491	USD	1,810,000	MXN	BNP	08/03/18	—	(5,576)
128,120	USD	2,540,000	MXN	JPM	08/03/18	—	(8,096)
690,748	USD	13,625,000	MXN	RBC	08/03/18	—	(39,938)
1,018,428	USD	19,102,000	MXN	RBC	08/31/18	—	(954)
1,065,157	USD	19,975,000	MXN	RBC	09/06/18	153	—
228,142	USD	925,000	MYR	BCLY	08/30/18	816	—
149,324	USD	1,200,000	NOK	GSC	08/03/18	2,187	—
297,561	USD	2,420,000	NOK	CBK	08/03/18	833	—
29,973	USD	240,000	NOK	GSC	08/03/18	545	—
22,440	USD	180,000	NOK	BCLY	08/03/18	370	—
38,265	USD	310,000	NOK	GSC	08/03/18	255	—
23,392	USD	190,000	NOK	GSC	08/03/18	95	—
7,344	USD	60,000	NOK	GSC	08/03/18	—	(13)
8,548	USD	70,000	NOK	JPM	08/03/18	—	(35)
17,107	USD	140,000	NOK	GSC	08/03/18	—	(59)
39,138	USD	320,000	NOK	CBK	08/03/18	—	(98)
2,357,903	USD	19,232,000	NOK	MSC	08/31/18	—	(3,083)
46,796	USD	380,000	NOK	MSC	09/06/18	136	—
8,611	USD	70,000	NOK	MSC	09/06/18	16	—
22,085	USD	180,000	NOK	CBK	09/06/18	—	(17)
10,181	USD	15,000	NZD	GSC	08/03/18	—	(43)
6,753	USD	10,000	NZD	CIBC	08/03/18	—	(63)
156,702	USD	230,000	NZD	MSC	08/03/18	—	(67)
33,794	USD	50,000	NZD	SCB	08/03/18	—	(286)
50,832	USD	75,000	NZD	GSC	08/03/18	—	(288)
23,528	USD	35,000	NZD	CBK	08/03/18	—	(328)
77,785	USD	115,000	NZD	BOA	08/03/18	—	(599)
166,218	USD	245,000	NZD	CBK	08/03/18	—	(774)
217,302	USD	320,000	NZD	BCLY	08/03/18	—	(810)
97,205	USD	145,000	NZD	BCLY	08/03/18	—	(1,627)
875,344	USD	1,289,000	NZD	GSC	08/31/18	—	(3,187)
105,547	USD	155,000	NZD	MSC	09/06/18	—	(95)
357,808	USD	1,172,000	PEN	BNP	08/03/18	—	(371)
138,548	USD	455,000	PEN	DEUT	08/03/18	—	(506)
37,201	USD	122,000	PEN	GSC	09/06/18	—	(27)
13,537	USD	50,000	PLN	JPM	08/03/18	—	(145)
40,529	USD	150,000	PLN	SCB	08/03/18	—	(516)
212,795	USD	780,000	PLN	GSC	08/03/18	—	(638)
23,923	USD	90,000	PLN	SCB	08/03/18	—	(704)
69,828	USD	260,000	PLN	JPM	08/03/18	—	(1,316)
845,903	USD	3,108,000	PLN	CBK	08/31/18	—	(4,890)
17,734	USD	65,000	PLN	BCLY	09/06/18	—	(61)
30,875	USD	1,920,000	RUB	GSC	08/03/18	153	—
11,499	USD	720,000	RUB	GSC	08/03/18	—	(21)
97,185	USD	6,180,000	RUB	BOA	08/03/18	—	(1,700)
311,890	USD	19,650,000	RUB	BCLY	08/03/18	—	(2,527)
240,101	USD	15,190,000	RUB	BOA	08/03/18	—	(2,952)
2,020,243	USD	127,643,000	RUB	GSC	08/31/18	—	(15,253)
161,982	USD	10,190,000	RUB	BNP	09/06/18	—	(428)
60,690	USD	530,000	SEK	GSC	08/03/18	401	—
18,348	USD	160,000	SEK	BCLY	08/03/18	148	—

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

8,011	USD	70,000	SEK	GSC	08/03/18	$49	$—
11,347	USD	100,000	SEK	CBK	08/03/18	—	(29)
26,132	USD	230,000	SEK	CBK	08/03/18	—	(31)
11,282	USD	100,000	SEK	BCLY	08/03/18	—	(93)
49,712	USD	440,000	SEK	CBK	08/03/18	—	(339)
44,872	USD	400,000	SEK	GSC	08/03/18	—	(629)
82,207	USD	730,000	SEK	GSC	08/03/18	—	(833)
201,742	USD	1,803,000	SEK	CBK	08/03/18	—	(3,355)
96,549	USD	843,000	SEK	MSC	09/06/18	401	—
22,859	USD	200,000	SEK	GSC	09/06/18	48	—
22,824	USD	200,000	SEK	GSC	09/06/18	13	—
29,380	USD	40,000	SGD	SCB	08/03/18	—	(4)
40,381	USD	55,000	SGD	SCB	08/03/18	—	(21)
14,639	USD	20,000	SGD	SCB	08/03/18	—	(53)
63,080	USD	86,000	SGD	CBK	08/03/18	—	(94)
47,643	USD	65,000	SGD	CBK	08/03/18	—	(105)
25,560	USD	35,000	SGD	BCLY	08/03/18	—	(151)
25,703	USD	35,000	SGD	MSC	08/31/18	—	(20)
18,368	USD	25,000	SGD	JPM	09/06/18	—	(8)
711,569	USD	23,554,000	THB	SSG	08/03/18	3,567	—
45,977	USD	1,520,000	THB	JPM	08/03/18	288	—
64,277	USD	2,130,000	THB	JPM	08/03/18	252	—
15,050	USD	500,000	THB	JPM	08/03/18	21	—
6,931	USD	230,000	THB	JPM	08/03/18	17	—
4,210	USD	140,000	THB	BCLY	08/31/18	—	(1)
272,572	USD	9,072,000	THB	BNP	09/06/18	—	(339)
272,375	USD	9,072,000	THB	JPM	09/06/18	—	(536)
202,257	USD	935,000	TRY	BCLY	08/03/18	12,671	—
148,854	USD	705,000	TRY	MSC	08/03/18	5,904	—
126,815	USD	615,000	TRY	GSC	08/03/18	2,114	—
190,055	USD	928,000	TRY	MSC	08/03/18	1,888	—
20,100	USD	95,000	TRY	BCLY	08/03/18	838	—
29,094	USD	143,000	TRY	JPM	08/03/18	98	—
58,023	USD	286,000	TRY	JPM	08/03/18	31	—
28,861	USD	143,000	TRY	JPM	08/03/18	—	(135)
269,910	USD	1,340,000	TRY	BCLY	09/06/18	2,398	—
531,513	USD	16,234,000	TWD	BCLY	08/03/18	1,149	—
4,555,213	USD	138,934,000	TWD	BCLY	08/31/18	8,943	—
531,243	USD	16,234,000	TWD	BCLY	09/06/18	—	(165)
6,797	USD	90,000	ZAR	CBK	08/03/18	—	(35)
39,422	USD	520,000	ZAR	MSC	08/03/18	—	(52)
11,235	USD	150,000	ZAR	SCB	08/03/18	—	(151)
11,614	USD	160,000	ZAR	JPM	08/03/18	—	(532)
36,517	USD	490,000	ZAR	BCLY	08/03/18	—	(680)
50,180	USD	670,000	ZAR	GSC	08/03/18	—	(680)
37,988	USD	510,000	ZAR	BCLY	08/03/18	—	(726)
17,224	USD	240,000	ZAR	JPM	08/03/18	—	(995)
82,767	USD	1,110,000	ZAR	GSC	08/03/18	—	(1,494)
65,941	USD	890,000	ZAR	BCLY	08/03/18	—	(1,620)
61,022	USD	840,000	ZAR	BCLY	08/03/18	—	(2,744)
95,890	USD	1,320,000	ZAR	GSC	08/03/18	—	(4,313)
1,715,362	USD	22,754,000	ZAR	BOA	08/31/18	—	(5,388)
11,316	USD	150,000	ZAR	BCLY	09/06/18	—	(19)
6,157,000	ZAR	447,112	USD	BCLY	08/03/18	20,273	—
840,000	ZAR	62,012	USD	GSC	08/03/18	1,753	—
440,000	ZAR	31,707	USD	CBK	08/03/18	1,694	—
830,000	ZAR	61,531	USD	BCLY	08/03/18	1,475	—
80,000	ZAR	5,868	USD	BNP	08/03/18	204	—
80,000	ZAR	5,948	USD	CBK	08/03/18	125	—
100,000	ZAR	7,497	USD	MSC	08/03/18	94	—
80,000	ZAR	6,031	USD	CBK	09/06/18	14	—
80,000	ZAR	6,060	USD	BCLY	09/06/18	—	(14)
610,000	ZAR	46,240	USD	BCLY	09/06/18	—	(143)
Total						$606,873	$(664,349)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
CPI	Consumer Price Index
FTSE	Financial Times and Stock Exchange
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate

The Hartford Global All-Asset Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$14,397,230	$—	$14,397,230	$—
Corporate Bonds	6,202,371	—	6,202,371	—
Foreign Government Obligations	23,285,312	—	23,285,312	—
U.S. Government Agencies	8,745,368	—	8,745,368	—
U.S. Government Securities	9,147,961	—	9,147,961	—
Common Stocks
Argentina	14,514	14,514	—	—
Australia	2,677,089	747,382	1,929,707	—
Austria	2,125,363	121,562	2,003,801	—
Belgium	1,313,009	—	1,313,009	—
Bermuda	1,378,799	1,378,799	—	—
Brazil	74,719	74,719	—	—
British Virgin Islands	348,612	348,612	—	—
Canada	5,624,097	5,624,097	—	—
China	5,352,253	1,368,998	3,983,255	—
Colombia	34,289	34,289	—	—
Croatia	134,268	134,268	—	—
Czech Republic	315,787	—	315,787	—
Denmark	216,502	10,871	205,631	—
Egypt	578,372	—	578,372	—
Estonia	286,841	286,841	—	—
Finland	949,193	665,147	284,046	—
France	16,041,307	657,279	15,384,028	—
Georgia	484,081	—	484,081	—
Germany	2,786,342	8,909	2,777,433	—
Greece	2,968,283	335,225	2,633,058	—
Hong Kong	1,479,853	32,099	1,447,754	—
Iceland	3,023,463	3,023,463	—	—
India	14,699,130	702,453	13,996,677	—
Indonesia	23,340	—	23,340	—
Ireland	3,625,582	2,695,394	930,188	—
Israel	53,721	53,721	—	—
Italy	2,536,361	82,092	2,454,269	—
Japan	20,992,559	180,065	20,812,494	—
Luxembourg	261,254	153,378	107,876	—
Malaysia	189,170	—	189,170	—
Mauritius	509,975	—	509,975	—
Mexico	64,369	64,369	—	—
Netherlands	3,101,899	147,644	2,954,255	—
New Zealand	1,021,366	—	1,021,366	—
Norway	436,197	—	436,197	—
Philippines	13,588	13,588	—	—
Portugal	474,761	—	474,761	—
Romania	185,790	185,790	—	—
Russia	362,570	222,377	140,193	—
Singapore	522,837	194,220	328,617	—
Slovenia	106,846	106,846	—	—
South Africa	235,396	41,182	194,214	—
South Korea	3,857,153	47,457	3,809,696	—
Spain	1,662,412	812,812	849,600	—
Sweden	2,040,988	675,299	1,365,689	—
Switzerland	2,853,932	500,448	2,353,484	—
Taiwan	6,431,089	—	6,431,089	—
Thailand	40,097	40,097	—	—
Turkey	3,615	—	3,615	—
United Arab Emirates	7,178	7,178	—	—
United Kingdom	8,519,236	2,842,997	5,676,239	—
United States	53,040,770	52,419,809	620,961	—
Convertible Bonds	538,895	—	538,895	—
Exchange-Traded Funds	22,226,186	22,043,668	182,518	—

The Hartford Global All-Asset Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Preferred Stocks	552,974	—	241,787	311,187
Warrants	185,146	—	185,146	—
Short-Term Investments	39,960,206	39,960,206	—	—
Purchased Options	554,159	244,020	310,139	—
Foreign Currency Contracts(2)	606,873	—	606,873	—
Futures Contracts(2)	531,205	531,205	—	—
Swaps - Credit Default(2)	216,627	—	216,627	—
Swaps - Interest Rate(2)	111,484	—	111,484	—
Swaps - Total Return(2)	16,558	—	16,558	—

Total	$303,358,772	$139,835,389	$163,212,196	$311,187

Liabilities
Foreign Currency Contracts(2)	$(664,349)	$—	$(664,349)	$—
Futures Contracts(2)	(271,409)	(271,409)	—	—
Swaps - Credit Default(2)	(64,422)	—	(64,422)	—
Swaps - Interest Rate(2)	(16,820)	—	(16,820)	—
Swaps - Total Return(2)	(227,467)	—	(227,467)	—
TBA Sale Commitments	(6,834,604)	—	(6,834,604)	—
Written Options	(90,980)	—	(90,980)	—

Total	$(8,170,051)	$(271,409)	$(7,898,642)	$—

(1) For the period ended July 31, 2018, investments valued at $7,527,700 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $728,016 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Capital Appreciation Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.5%
	Automobiles & Components - 2.6%
26,609	Aptiv plc	$2,609,545
1,797,843	Chongqing Changan Automobile Co., Ltd. Class B	1,570,569
20,863	Daimler AG	1,444,015
4,764	Eicher Motors Ltd.	1,934,662
38,599	Ferrari N.V.(1)	5,120,963
111,642	General Motors Co.	4,232,348
31,339	Magna International, Inc.	1,908,984
74,770	Mazda Motor Corp.	933,006
57,900	Sumitomo Electric Industries Ltd.	890,684
39,368	Valeo S.A.	1,929,084
27,536	Volkswagen AG	4,905,874

		27,479,734

	Banks - 6.6%
240,858	Bank of America Corp.	7,437,695
655,437	Bank of Ireland Group plc	5,625,211
82,659	Bank of Nova Scotia	4,897,934
58,398	BNP Paribas S.A.	3,788,267
3,116,000	China Construction Bank Corp. Class H	2,848,905
33,956	Citigroup, Inc.	2,441,097
30,470	Citizens Financial Group, Inc.	1,212,097
25,294	First Republic Bank	2,500,565
59,124	HDFC Bank Ltd.(2)(3)(4)	1,844,763
10,700	HDFC Bank Ltd. ADR	1,105,738
265,489	HSBC Holdings plc	2,542,401
337,640	ICICI Bank Ltd.	1,494,078
107,499	ICICI Bank Ltd. ADR*	949,216
83,098	IndusInd Bank Ltd.	2,422,694
92,138	ING Groep N.V.	1,408,490
21,895	JP Morgan Chase & Co.	2,516,830
100,415	KeyCorp.	2,095,661
287,539	LIC Housing Finance Ltd.	2,223,286
239,300	Mitsubishi UFJ Financial Group, Inc.	1,468,552
26,786	PNC Financial Services Group, Inc.	3,879,416
424,900	Resona Holdings, Inc.	2,416,713
31,045	Royal Bank of Canada	2,423,507
28,900	Sberbank of Russia PJSC ADR	406,553
61,497	Sumitomo Mitsui Financial Group, Inc.	2,440,676
32,690	SunTrust Banks, Inc.	2,355,968
33,914	Toronto-Dominion Bank	2,011,872
38,163	US Bancorp	2,023,021

		68,781,206

	Capital Goods - 7.3%
8,418	3M Co.	1,787,310
57,303	AerCap Holdings N.V.*	3,216,417
19,470	Airbus SE	2,409,785
37,919	Alstom S.A.(1)	1,699,982
126,344	Assa Abloy AB Class B	2,494,092
82,459	Brenntag AG	4,947,713
56,014	Cie de Saint-Gobain	2,490,288
1,093,867	Cobham plc*	1,793,400
14,184	General Dynamics Corp.	2,833,396
131,502	General Electric Co.	1,792,372
251,400	Hazama Ando Corp.	1,997,078
17,088	Honeywell International, Inc.	2,728,099
12,482	Illinois Tool Works, Inc.	1,789,045
42,820	Johnson Controls International plc	1,606,178
65,300	Komatsu Ltd.	1,929,491
18,683	Legrand S.A.	1,371,291
184,012	Leonardo S.p.A.	2,198,403
55,100	LIXIL Group Corp.	1,129,444
10,066	Lockheed Martin Corp.	3,282,523

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

114,000	Maeda Corp.	$1,339,885
141,400	Minebea Mitsumi, Inc.	2,537,722
58,800	NGK Insulators Ltd.	1,032,618
336,977	QinetiQ Group plc	1,197,723
9,198	Raytheon Co.	1,821,480
43,660	Safran S.A.	5,414,003
445,590	Sanwa Holdings Corp.	5,068,160
9,488	Schindler Holding AG	2,146,375
71,083	Ultra Electronics Holdings plc	1,540,382
30,543	United Technologies Corp.	4,145,907
58,597	Vinci S.A.	5,896,131

		75,636,693

	Commercial & Professional Services - 2.0%
39,606	ADT, Inc.(1)	356,850
207,372	Atento S.A.	1,513,816
11,655	CoStar Group, Inc.*	4,846,732
73,060	Experian plc	1,793,783
61,389	IHS Markit Ltd.*	3,255,459
9,727	Intertek Group plc	750,363
2,210	Klarna Holding AB*(2)(3)(4)(5)	317,942
463,709	Prosegur Cia de Seguridad S.A.	3,084,745
107,027	RELX plc	2,331,835
163,630	Steelcase, Inc. Class A	2,249,913

		20,501,438

	Consumer Durables & Apparel - 3.1%
34,951	Cie Financiere Richemont S.A.	3,060,969
53,666	Kaufman & Broad S.A.	2,742,958
68,923	Neinor Homes S.A.*(1)(5)	1,303,821
93,215	Newell Brands, Inc.	2,441,301
122,061	NIKE, Inc. Class B	9,387,711
69,800	Skechers USA, Inc. Class A*	1,934,856
47,111	Sony Corp.	2,532,066
55,984	Tapestry, Inc.	2,637,966
74,079	Under Armour, Inc. Class A*(1)	1,479,358
273,294	Under Armour, Inc. Class C*(1)	5,121,529

		32,642,535

	Consumer Services - 3.0%
14,023	Chipotle Mexican Grill, Inc.*	6,081,214
129,023	Compass Group plc	2,775,198
10,009	Domino’s Pizza, Inc.	2,628,964
202,061	DraftKings, Inc.*(2)(3)(4)(5)	375,834
126,751	GVC Holdings plc	1,947,379
23,552	Hilton Worldwide Holdings, Inc.	1,852,600
65,007	Las Vegas Sands Corp.	4,674,003
26,021	McDonald’s Corp.	4,099,348
76,646	Melco Resorts & Entertainment Ltd. ADR	1,982,066
29,345	New Oriental Education & Technology Group, Inc. ADR	2,524,844
72,964	OPAP S.A.	814,638
122,108	Parques Reunidos Servicios Centrales SAU(5)	1,857,612

		31,613,700

	Diversified Financials - 3.0%
42,064	American Express Co.	4,186,209
799,697	Anima Holding S.p.A.(5)	4,286,499
34,155	ASX Ltd.	1,667,843
11,907	Berkshire Hathaway, Inc. Class B*	2,356,038
37,187	Brookfield Asset Management, Inc. Class A	1,569,124
119,247	Cerved Information Solutions S.p.A.	1,369,954
45,233	Intercontinental Exchange, Inc.	3,343,171
175,883	IOOF Holdings Ltd.(1)	1,196,547
157,250	J2 Acquisition Ltd.*(5)	1,457,708
161,400	SLM Corp.*	1,822,206
42,218	TD Ameritrade Holding Corp.	2,412,759
266,775	UBS Group AG*	4,384,830
27,700	Zenkoku Hosho Co., Ltd.	1,219,097

		31,271,985

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Energy - 4.9%
43,654	Anadarko Petroleum Corp.	$3,193,290
130,555	Canadian Natural Resources Ltd.	4,783,535
13,753	Chevron Corp.	1,736,591
28,049	Cimarex Energy Co.	2,765,631
31,643	Concho Resources, Inc.*	4,615,132
21,299	Diamondback Energy, Inc.	2,810,403
41,126	EOG Resources, Inc.	5,302,786
27,013	Exxon Mobil Corp.	2,201,830
140,344	Halliburton Co.	5,953,393
3,501,085	Hilong Holding Ltd.	467,676
62,703	Imperial Oil Ltd.	2,147,380
143,114	Laredo Petroleum, Inc.*	1,333,822
50,409	Petroleo Brasileiro S.A. ADR	591,298
54,901	Royal Dutch Shell plc Class A	1,881,286
51,500	Tenaris S.A. ADR	1,892,110
62,188	Total S.A.	4,056,231
40,387	Total S.A. ADR	2,635,252
118,721	WPX Energy, Inc.*	2,228,393

		50,596,039

	Food & Staples Retailing - 0.8%
11,751	Costco Wholesale Corp.	2,570,061
88,992	Kroger Co.	2,580,768
54,970	Walgreens Boots Alliance, Inc.	3,717,072

		8,867,901

	Food, Beverage & Tobacco - 5.4%
28,302	Altria Group, Inc.	1,660,761
62,498	British American Tobacco plc	3,435,656
16,173	CJ CheilJedang Corp.	4,893,522
97,956	Coca-Cola Co.	4,567,688
142,925	Diageo plc	5,243,555
36,200	Ezaki Glico Co., Ltd.	1,676,621
55,888	Heineken N.V.	5,647,026
331,100	Kuala Lumpur Kepong Bhd	2,016,737
39,196	Mondelez International, Inc. Class A	1,700,322
64,406	Nestle S.A.	5,248,660
38,592	PepsiCo., Inc.	4,438,080
12,352	Pernod Ricard S.A.	1,990,127
47,931	Philip Morris International, Inc.	4,136,445
442,798	Treasury Wine Estates Ltd.	6,063,640
590,595	Vina Concha y Toro S.A.	1,273,436
646,217	Yantai Changyu Pioneer Wine Co., Ltd. Class B	1,727,386

		55,719,662

	Health Care Equipment & Services - 5.3%
30,501	Abbott Laboratories	1,999,036
9,622	Aetna, Inc.	1,812,689
4,888	Align Technology, Inc.*	1,743,305
56,466	Baxter International, Inc.	4,090,962
7,370	Becton Dickinson and Co.	1,845,227
48,977	Cardinal Health, Inc.	2,446,401
40,881	Danaher Corp.	4,193,573
28,163	Edwards Lifesciences Corp.*	4,011,819
15,155	Haemonetics Corp.*	1,479,734
29,183	Insulet Corp.*	2,426,858
150,024	Koninklijke Philips N.V.	6,585,986
21,477	McKesson Corp.	2,697,511
85,253	Medtronic plc	7,692,378
2,400,780	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,837,403
72,256	Smith & Nephew plc	1,251,044
30,866	UnitedHealth Group, Inc.	7,815,889
20,615	Veeva Systems, Inc. Class A*	1,559,112

		55,488,927

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Household & Personal Products - 2.1%
32,272	Clorox Co.	$4,362,206
54,671	Colgate-Palmolive Co.	3,663,504
127,374	Coty, Inc. Class A	1,708,085
16,085	Kimberly-Clark Corp.	1,831,438
46,781	Procter & Gamble Co.	3,783,647
31,021	Reckitt Benckiser Group plc	2,765,540
60,055	Unilever N.V.	3,450,760

		21,565,180

	Insurance - 3.8%
253,735	AIA Group Ltd.	2,221,083
10,796	Allianz SE	2,388,663
18,107	Allstate Corp.	1,722,338
80,249	American International Group, Inc.	4,430,547
33,425	Chubb Ltd.	4,670,141
414,194	Lancashire Holdings Ltd.	3,112,069
23,333	Marsh & McLennan Cos., Inc.	1,945,039
82,242	MetLife, Inc.	3,761,749
223,000	Ping An Insurance Group Co. of China Ltd. Class H	2,075,969
340,235	QBE Insurance Group Ltd.	2,554,914
17,385	RenaissanceRe Holdings Ltd.	2,292,212
98,500	T&D Holdings, Inc.	1,471,794
44,600	Tokio Marine Holdings, Inc.	2,121,886
15,946	Willis Towers Watson plc	2,542,111
7,710	Zurich Insurance Group AG	2,364,275

		39,674,790

	Materials - 4.7%
107,418	Anglo American plc	2,431,495
205,900	Anhui Conch Cement Co., Ltd. Class A	1,167,444
196,500	Anhui Conch Cement Co., Ltd. Class H	1,263,730
105,613	BillerudKorsnas AB(1)	1,258,264
23,672	Celanese Corp. Class A	2,795,900
42,129	CF Industries Holdings, Inc.	1,871,370
144,626	CRH plc	4,940,366
17,263	Ecolab, Inc.	2,428,904
102,923	First Quantum Minerals Ltd.	1,605,341
85,300	Fuso Chemical Co., Ltd.	2,184,487
21,882	International Paper Co.	1,175,720
38,635	Nutrien Ltd.	2,098,292
27,056	Packaging Corp. of America	3,054,623
39,618	Praxair, Inc.	6,636,015
21,845	Randgold Resources Ltd. ADR	1,613,253
43,444	Reliance Steel & Aluminum Co.	3,918,649
20,900	Shin-Etsu Chemical Co., Ltd.	2,114,277
452,130	Sumitomo Osaka Cement Co., Ltd.	2,155,824
61,834	Taiheiyo Cement Corp.	1,953,817
15,049	Vulcan Materials Co.	1,685,488
16,582	Yara International ASA	731,135

		49,084,394

	Media - 0.7%
73,400	Comcast Corp. Class A	2,626,252
99,630	Nippon Television Holdings, Inc.	1,604,102
72,280	Ocean Outdoor Ltd.*(2)(3)(4)(5)	692,081
17,399	Walt Disney Co.	1,975,831

		6,898,266

	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
9,907	Allergan plc	1,823,780
51,035	AstraZeneca plc	3,928,479
160,028	AstraZeneca plc ADR	6,261,896
5,456	BeiGene Ltd. ADR*(1)	1,034,785
7,400	Biogen, Inc.*	2,474,338

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

80,352	Bristol-Myers Squibb Co.	$4,720,680
370,000	CSPC Pharmaceutical Group Ltd.	969,982
36,014	Exact Sciences Corp.*	2,105,018
26,008	Five Prime Therapeutics, Inc.*	387,519
12,900	Heron Therapeutics, Inc.*	483,105
4,389	Hugel, Inc.*	1,877,089
26,957	Incyte Corp.*	1,793,719
35,660	Johnson & Johnson	4,725,663
62,428	Merck & Co., Inc.	4,112,132
84,099	Mylan N.V.*	3,137,734
96,503	Novartis AG	8,098,697
59,500	Ono Pharmaceutical Co., Ltd.	1,405,941
72,327	Pfizer, Inc.	2,888,017
13,940	Roche Holding AG	3,424,310
24,083	Seattle Genetics, Inc.*	1,695,443
721,000	Sino Biopharmaceutical Ltd.	987,497
16,199	TESARO, Inc.*(1)	564,211
14,642	Thermo Fisher Scientific, Inc.	3,433,988

		62,334,023

	Real Estate - 4.0%
28,205	Aedas Homes SAU*(5)	999,340
54,834	American Tower Corp. REIT	8,128,592
10,404	AvalonBay Communities, Inc. REIT	1,839,947
1,324,520	Corp. Inmobiliaria Vesta S.A.B. de C.V.	2,060,929
45,520	Daiwa House Industry Co., Ltd.	1,659,911
29,709	Equity Residential REIT	1,943,860
81,520	Grivalia Properties REIC A.E. REIT	817,290
685,184	Hibernia plc REIT	1,168,179
108,881	Host Hotels & Resorts, Inc. REIT	2,279,968
70,087	Metrovacesa S.A.*(5)	1,127,718
2,299,269	New South Resources Ltd.*	2,922,847
38,856	Nexity S.A.	2,390,897
343,578	Oberoi Realty Ltd.	2,489,313
24,491	Prologis, Inc. REIT	1,607,099
28,460	Public Storage REIT	6,199,442
9,788	Simon Property Group, Inc. REIT	1,724,744
68,263	STORE Capital Corp. REIT	1,873,819
1,485	WeWork Companies, Inc. Class A, REIT*(2)(3)(4)(5)	92,694

		41,326,589

	Retailing - 2.8%
727,000	Allstar Co.*(2)(3)(4)(5)	370,770
1,149	Amazon.com, Inc.*	2,042,279
445,252	B&M European Value Retail S.A.	2,409,238
1,377	Booking Holdings, Inc.*	2,793,547
10,200	CJ ENM Co., Ltd.	2,118,057
32,787	Dollar Tree, Inc.*	2,992,797
14,279	Expedia Group, Inc.	1,911,101
50,538	Floor & Decor Holdings, Inc. Class A*	2,413,190
11,959	Home Depot, Inc.	2,362,142
80,658	Industria de Diseno Textil S.A.	2,643,212
5,907	JAND, Inc. Class A*(2)(3)(4)(5)	81,221
32,472	Pinduoduo, Inc. ADR*(1)	733,543
32,464	TJX Cos., Inc.	3,157,449
16,188	Tory Burch LLC*(2)(3)(4)(5)	942,134
17,421	Wayfair, Inc. Class A*	1,895,753

		28,866,433

	Semiconductors & Semiconductor Equipment - 4.2%
27,499	ams AG*	1,978,386
21,261	Broadcom, Inc.	4,715,052
63,647	KLA-Tencor Corp.	7,473,431
95,149	Marvell Technology Group Ltd.	2,027,625
24,726	Microchip Technology, Inc.	2,310,150
124,266	Micron Technology, Inc.*	6,560,002
19,703	NXP Semiconductors N.V.*	1,878,484

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

68,571	QUALCOMM, Inc.	$4,394,715
16,500	SCREEN Holdings Co., Ltd.	1,203,776
39,781	Silicon Motion Technology Corp. ADR	2,123,112
82,081	STMicroelectronics N.V.	1,771,457
296,630	Taiwan Semiconductor Manufacturing Co., Ltd.	2,371,767
115,160	Teradyne, Inc.	4,980,670

		43,788,627

	Software & Services - 13.3%
26,562	Accenture plc Class A	4,232,123
11,884	Adobe Systems, Inc.*	2,907,777
50,785	Alibaba Group Holding Ltd. ADR*	9,508,475
8,744	Alliance Data Systems Corp.	1,966,351
2,391	Alphabet, Inc. Class A*	2,934,283
11,341	Alphabet, Inc. Class C*	13,804,946
29,480	Amdocs Ltd.	1,992,258
19,922	Automatic Data Processing, Inc.	2,689,271
30,460	Capgemini SE	3,896,848
79,700	DeNA Co., Ltd.	1,503,193
57,046	Descartes Systems Group, Inc.*	1,823,402
14,796	Facebook, Inc. Class A*	2,553,494
20,123	Fidelity National Information Services, Inc.	2,075,285
33,391	Fiserv, Inc.*	2,520,353
10,686	FleetCor Technologies, Inc.*	2,318,862
15,321	ForeScout Technologies, Inc.*	520,301
40,521	Genpact Ltd.	1,231,028
24,177	Global Payments, Inc.	2,721,605
51,291	Guidewire Software, Inc.*	4,421,284
14,061	Mastercard, Inc. Class A	2,784,078
83,726	Microsoft Corp.	8,881,654
188,420	Nexon Co., Ltd.*	2,714,882
63,020	PayPal Holdings, Inc.*	5,176,463
40,964	salesforce.com, Inc.*	5,618,213
20,781	SAP SE	2,418,617
23,223	ServiceNow, Inc.*	4,086,319
19,074	Shopify, Inc. Class A*	2,636,217
24,397	Spotify Technology S.A.*	4,460,503
65,158	SS&C Technologies Holdings, Inc.	3,457,935
172,400	Tencent Holdings Ltd.	7,846,677
26,525	Trade Desk, Inc. Class A*(1)	2,236,588
29,973	Verint Systems, Inc.*	1,345,788
28,591	Visa, Inc. Class A	3,909,533
28,649	Wix.com Ltd.*	2,721,655
26,700	Workday, Inc. Class A*	3,311,334
241,128	Yandex N.V. Class A*	8,670,963
2,900	Zuora, Inc. Class A*(1)	71,137

		137,969,695

	Technology Hardware & Equipment - 2.1%
32,524	Acacia Communications, Inc.*	1,045,321
6,704	Apple, Inc.	1,275,704
144,000	Catcher Technology Co., Ltd.	1,773,726
100	Coherent, Inc.*	15,806
488,000	Elite Material Co., Ltd.	1,404,521
186,679	Flex Ltd.*	2,606,039
5,054	IPG Photonics Corp.*	829,058
11,363	Keysight Technologies, Inc.*	659,054
28,269	Logitech International S.A.	1,243,255
196,054	Samsung Electronics Co., Ltd.	8,138,246
40,364	Western Digital Corp.	2,831,535

		21,822,265

	Telecommunication Services - 2.0%
4,492,000	China Telecom Corp. Ltd. Class H	2,124,501
73,297	Hellenic Telecommunications Organization S.A.	952,536
154,115	KDDI Corp.	4,290,075
621,900	Singapore Telecommunications Ltd.	1,462,615

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

28,357	SoftBank Group Corp.	$2,368,439
522,000	Taiwan Mobile Co., Ltd.	1,799,874
122,698	Verizon Communications, Inc.	6,336,125
522,009	Vodafone Group plc	1,275,247

		20,609,412

	Transportation - 3.5%
89,116	Canadian National Railway Co.	7,954,914
8,422	Canadian Pacific Railway Ltd.	1,670,221
97,902	CSX Corp.	6,919,713
40,918	Delta Air Lines, Inc.	2,226,758
24,163	DSV A/S	2,024,334
30,210	Genesee & Wyoming, Inc. Class A*	2,598,060
44,925	Hitachi Transport System Ltd.	1,228,712
64,300	Japan Airlines Co., Ltd.	2,373,599
15,416	Kuehne + Nagel International AG	2,460,391
628,700	Localiza Rent a Car S.A.	3,978,266
26,680	United Parcel Service, Inc. Class B	3,198,665

		36,633,633

	Utilities - 3.3%
1,528,000	China Longyuan Power Group Corp. Ltd. Class H	1,423,243
170,200	Cia de Saneamento do Parana	2,018,838
28,058	Consolidated Edison, Inc.	2,214,618
28,616	Dominion Energy, Inc.	2,052,053
33,719	Duke Energy Corp.	2,752,145
328,428	E.ON SE	3,705,396
888,100	Hong Kong & China Gas Co., Ltd.	1,813,469
527,405	Iberdrola S.A.	4,100,518
15,068	Iberdrola S.A.	117,171
323,917	National Grid plc	3,460,392
14,588	NextEra Energy, Inc.	2,444,074
761,203	NTPC Ltd.	1,720,388
514,935	Power Assets Holdings Ltd.	3,643,043
50,536	Xcel Energy, Inc.	2,368,117

		33,833,465

	Total Common Stocks (cost $948,097,179)	$1,003,006,592

Exchange-Traded Funds - 1.0%
	Other Investment Pools & Funds - 1.0%
146,826	iShares MSCI ACWI ETF	10,762,346

	Total Exchange-Traded Funds (cost $10,568,932)	$10,762,346

Preferred Stocks - 1.7%
	Banks - 0.2%
173,100	Itau Unibanco Holding S.A.	2,075,374

	Commercial & Professional Services - 0.1%
15,711	Rubicon Global Holdings LLC Class C *(2)(3)(4)(5)	471,330

	Consumer Services - 0.1%
5,648	Airbnb, Inc. Class E *(2)(3)(4)(5)	631,898

	Real Estate - 0.2%
20,282	WeWork Companies, Inc. Class D-1 *(2)(3)(4)(5)	1,266,002
15,935	WeWork Companies, Inc. Class D-2 *(2)(3)(4)(5)	994,663

		2,260,665

	Retailing - 0.1%
225,050	Coupang LLC *(2)(3)(4)(5)	1,120,096
13,190	JAND, Inc. Class D *(2)(3)(4)(5)	185,452

		1,305,548

	Software & Services - 1.0%
7,113	Dropbox, Inc. Class C(2)(3)(4)(5)(6)	185,117
243,469	Essence Group Holdings Corp. Class 3*(2)(3)(4)(5)	606,238
38,688	Lookout, Inc. Class F*(2)(3)(4)(5)	328,074
51,890	MarkLogic Corp. Class F*(2)(3)(4)(5)	514,230

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

249,735	Pinterest, Inc. Class G*(2)(3)(4)(5)	$1,593,309
129,258	Uber Technologies, Inc. Class D*(2)(3)(4)(5)	5,170,320
80,354	Zuora, Inc. Class F*(2)(3)(4)(5)(6)	1,893,335

		10,290,623

	Total Preferred Stocks (cost $10,839,567)	$17,035,438

Convertible Preferred Stocks - 0.1%
	Retailing - 0.1%
13,926	Honest Co. Class C *(2)(3)(4)(5)	425,022

	Total Convertible Preferred Stocks (cost $376,800)	$425,022

Rights - 0.0%
	Consumer Services - 0.0%
825,418	GVC CVR Expires 4/5/23(2)(3)(4)	1

	Total Rights (cost $—)	$1

Warrants - 0.1%
	Diversified Financials - 0.0%
159,200	J2 Acquisition Ltd. Expires 09/07/2027*	71,640

	Real Estate - 0.1%
265,112	Vinhomes JSC Expires 05/23/2028*(3)	1,255,932

	Total Warrants (cost $1,359,012)	$1,327,572

Escrows - 0.0%
	Capital Goods - 0.0%
198,151	Lithium Technology Corp., Escrow*(2)(3)(4)(5)	59,445

	Consumer Durables & Apparel - 0.0%
46,766	One Kings Lane, Inc., Escrow*(2)(3)(4)(5)	8,418

	Software & Services - 0.0%
75,898	Birst, Inc. Earn Out Escrow*(2)(3)(4)(5)	—
75,898	Birst, Inc. Escrow*(2)(3)(4)(5)	14,421
28,813	Veracode, Inc. Escrow*(2)(3)(4)(5)	115,828

		130,249

	Telecommunication Services - 0.0%
6,413	Docusign Earnout, Escrow*(2)(3)(4)(5)	14,429

	Total Escrows (cost $—)	$212,541

	Total Long-Term Investments (cost $971,241,490)	$1,032,769,512

Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 0.6%
6,365,229	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(7)	6,365,229

	Securities Lending Collateral - 0.7%
343,083	Citibank NA DDCA, 1.91%, 08/01/2018(7)	343,083
3,527,180	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(7)	3,527,180
1,412,875	Invesco Government & Agency Portfolio, 1.81%(7)	1,412,875
728,290	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(7)	728,290
850,246	Western Asset Institutional Government Class A Fund, 1.76%(7)	850,246

		6,861,674

	Total Short-Term Investments (cost $13,226,902)	$13,226,903

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments (cost $984,468,392)	100.7%	$1,045,996,415
Other Assets and Liabilities	(0.7)%	(6,880,962)

Total Net Assets	100.0%	$1,039,115,453

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $20,315,067, which represented 2.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $21,570,999, which represented 2.1% of total net assets.
(4)	Investment valued using significant unobservable inputs.
(5)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $29,503,001, which represented 2.8% of total net assets.
(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
01/2014	Dropbox, Inc. Class C Preferred	7,113	$ 203,791	$ 185,117
01/2015	Zuora, Inc. Class F Preferred	80,354	610,582	1,893,335

			$ 814,373	$ 2,078,452

(7)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$27,479,734	$11,344,792	$16,134,942	$—
Banks	68,781,206	37,850,617	29,085,826	1,844,763
Capital Goods	75,636,693	26,543,109	49,093,584	—
Commercial & Professional Services	20,501,438	12,222,770	7,960,726	317,942
Consumer Durables & Apparel	32,642,535	23,002,721	9,639,814	—
Consumer Services	31,613,700	23,843,039	7,394,827	375,834
Diversified Financials	31,271,985	17,147,215	14,124,770	—
Energy	50,596,039	44,190,846	6,405,193	—
Food & Staples Retailing	8,867,901	8,867,901	—	—
Food, Beverage & Tobacco	55,719,662	19,793,469	35,926,193	—
Health Care Equipment & Services	55,488,927	45,814,494	9,674,433	—
Household & Personal Products	21,565,180	18,799,640	2,765,540	—
Insurance	39,674,790	21,364,137	18,310,653	—
Materials	49,084,394	28,883,555	20,200,839	—
Media	6,898,266	4,602,083	1,604,102	692,081
Pharmaceuticals, Biotechnology & Life Sciences	62,334,023	41,642,028	20,691,995	—
Real Estate	41,326,589	30,953,637	10,280,258	92,694
Retailing	28,866,433	20,301,801	7,170,507	1,394,125
Semiconductors & Semiconductor Equipment	43,788,627	36,463,241	7,325,386	—
Software & Services	137,969,695	119,589,478	18,380,217	—
Technology Hardware & Equipment	21,822,265	9,262,517	12,559,748	—
Telecommunication Services	20,609,412	6,336,125	14,273,287	—
Transportation	36,633,633	28,546,597	8,087,036	—
Utilities	33,833,465	13,967,016	19,866,449	—
Exchange-Traded Funds	10,762,346	10,762,346	—	—
Preferred Stocks	17,035,438	2,075,374	—	14,960,064
Convertible Preferred Stocks	425,022	—	—	425,022
Rights	1	—	—	1
Warrants	1,327,572	71,640	1,255,932	—
Escrows	212,541	—	—	212,541
Short-Term Investments	13,226,903	13,226,903	—	—

Total	$1,045,996,415	$677,469,091	$348,212,257	$20,315,067

(1) For the period ended July 31, 2018 investments valued at $ 22,353,909 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $ 2,096,857 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing; investments valued at $ 3,946,628 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor; investments valued at $531,258 were transferred from Level 1 to Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2018:

Investments in Securities	Common Stocks	Convertible Preferred Stocks	Preferred Stocks	Escrows	Total

Beginning balance	$2,212,798	$425,021	$16,546,289	$ -	$19,184,108
Conversions*	(207,331)	-	-	207,331	-
Accrued Discounts (Premiums)	-	-	-	-	-
Realized Gain (Loss)	705,482	-	820,961	-	1,526,443
Change in Unrealized Appreciation (Depreciation)	49,763	-	(278,878)	5,210	(223,905)
Net Purchases	2,639,247	-	-	-	2,639,247
Net Sales	(3,310,633)	-	(2,128,308)	-	(5,438,941)
Net Transfers in to Level 3	2,628,115	-	-	-	2,628,115
Net Transfers out of Level 3	-	-	-	-	-

Ending balance	$4,717,441	$425,021	$14,960,064	$212,541	$20,315,067

* Private Equity securities that were a common stock are now as escrow.

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2018 was $293,968.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 63.2%
	Automobiles & Components - 0.1%
13,205	NOK Corp.	$265,462

	Banks - 1.3%
44,976	Banca Popolare dell’Emilia Romagna SC(1)	250,386
25,189	Bank of Ireland Group plc	216,181
75,807	CaixaBank S.A.	348,778
30,297	HSBC Holdings plc	290,133
6,370	KB Financial Group, Inc.	306,164
58,320	Mitsubishi UFJ Financial Group, Inc.	357,902
221,195	Mizuho Financial Group, Inc.	384,501
33,381	Standard Chartered plc	301,008
10,555	Sumitomo Mitsui Financial Group, Inc.	418,904
9,480	Sumitomo Mitsui Trust Holdings, Inc.	376,561
100,232	Unicaja Banco S.A.(2)	169,181
21,817	UniCredit S.p.A.	385,226

		3,804,925

	Capital Goods - 2.4%
13,284	Advanced Drainage Systems, Inc.	371,288
5,592	AGCO Corp.	352,408
6,519	Altra Industrial Motion Corp.	286,184
8,946	Arconic, Inc.	194,039
6,282	Beacon Roofing Supply, Inc.*	264,346
9,663	BMC Stock Holdings, Inc.*	212,586
17,658	Caesarstone Ltd.(1)	278,113
15,890	Chiyoda Corp.	127,219
9,450	Cie de Saint-Gobain	420,131
3,730	CNK International Co., Ltd.*(3)(4)(5)	1,034
6,391	Continental Building Products, Inc.*	203,873
6,667	Deere & Co.	965,315
5,436	Fortune Brands Home & Security, Inc.	315,288
4,248	Granite Construction, Inc.	229,180
2,998	Greenbrier Cos., Inc.	169,837
15,457	JELD-WEN Holding, Inc.*	424,140
11,880	JGC Corp.	230,523
7,255	Kubota Corp.	121,797
7,602	Middleby Corp.*	779,053
29,881	Milacron Holdings Corp.*	623,019
4,200	Sterling Construction Co., Inc.*	56,406
6,598	Vinci S.A.	663,902
54,640	Yellow Cake plc*(2)	155,627

		7,445,308

	Commercial & Professional Services - 0.4%
6,374	Adecco Group AG	391,856
14,969	Clean Harbors, Inc.*	852,185
4,301	Covanta Holding Corp.	77,418

		1,321,459

	Consumer Durables & Apparel - 0.4%
3,533	Lennar Corp. Class A	184,670
3,729	Mohawk Industries, Inc.*	702,394
26,303	TRI Pointe Group, Inc.*	372,714

		1,259,778

	Diversified Financials - 0.4%
2,701	Berkshire Hathaway, Inc. Class B*	534,447
3,914	Julius Baer Group Ltd.*	214,721
29,243	UBS Group AG*	480,651
27,846	Uranium Participation Corp.*	94,614

		1,324,433

	Energy - 35.7%
33,917	Advantage Oil & Gas Ltd.*	117,328
77,836	Alta Mesa Resources, Inc.*(1)	470,129

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

14,627	Anadarko Petroleum Corp.	$1,069,965
876	Andeavor	131,453
26,394	Antero Resources Corp.*	542,133
14,256	ARC Resources Ltd.	169,316
7,758	Baker Hughes a GE Co.	268,272
265,647	BP plc	1,996,454
107,718	BP plc ADR	4,857,005
31,144	Cabot Oil & Gas Corp.	731,884
10,059	Calfrac Well Services Ltd.*(1)	38,354
67,128	Callon Petroleum Co.*	722,297
14,918	Cameco Corp.	161,238
36,124	Canadian Natural Resources Ltd.	1,323,583
21,483	Centennial Resource Development, Inc. Class A*	385,835
39,501	Chevron Corp.	4,987,791
9,398	CNOOC Ltd. ADR	1,578,864
8,756	Concho Resources, Inc.*	1,277,063
14,650	ConocoPhillips	1,057,290
1,177	Continental Resources, Inc.*	75,175
16,862	Delek U.S. Holdings, Inc.	899,082
13,693	Devon Energy Corp.	616,322
19,788	DHT Holdings, Inc.	84,099
18,940	Diamondback Energy, Inc.	2,499,133
57,077	Encana Corp.	768,489
133,748	Eni S.p.A.	2,574,453
82,486	Eni S.p.A. ADR	3,188,909
24,351	EOG Resources, Inc.	3,139,818
13,971	EQT Corp.	694,079
51,319	Equinor ASA ADR(1)	1,357,901
10,737	Euronav N.V.*	90,728
30,777	Extraction Oil & Gas, Inc.*	465,348
90,945	Exxon Mobil Corp.	7,412,927
9,212	Fugro N.V.*(1)	132,539
51,539	Galp Energia SGPS S.A.	1,058,515
220,085	Gazprom PJSC ADR	986,993
20,047	Green Plains, Inc.	332,780
38,808	Halliburton Co.	1,646,235
15,472	Hess Corp.	1,015,427
93,086	Inpex Corp.	1,021,980
29,830	Jagged Peak Energy, Inc.*(1)	426,569
12,825	Japan Petroleum Exploration Co., Ltd.	303,832
53,453	Kinder Morgan, Inc.	950,394
15,263	Liberty Oilfield Services, Inc. Class A*(1)	299,155
44,832	LUKOIL PJSC ADR	3,215,856
21,714	Lundin Petroleum AB	715,945
14,998	Marathon Oil Corp.	316,758
25,592	Marathon Petroleum Corp.	2,068,601
9,370	Nabors Industries Ltd.	56,033
45,624	Newfield Exploration Co.*	1,310,321
18,697	Noble Energy, Inc.	674,775
20,194	Occidental Petroleum Corp.	1,694,882
41,223	Painted Pony Energy Ltd.*(1)	83,660
10,188	Parsley Energy, Inc. Class A*	320,209
25,658	Patterson-UTI Energy, Inc.	441,318
165,353	Petroleo Brasileiro S.A. ADR	1,939,591
13,323	Phillips 66	1,643,259
19,423	Pioneer Natural Resources Co.	3,676,191
2,888	Plains GP Holdings L.P. Class A	70,150
6,405	PrairieSky Royalty Ltd.	121,517
18,969	ProPetro Holding Corp.*	311,850
86,200	PTT PCL	132,137
2,472	QEP Resources, Inc.*	25,684
17,017	Raging River Exploration, Inc.*	71,948
49,234	Reliance Industries Ltd.	853,274
107,563	Rosneft Oil Co. PJSC GDR	710,555
111,037	Royal Dutch Shell plc Class A, ADR	7,591,600
73,817	Royal Dutch Shell plc Class B	2,585,603

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

65,776	Saipem S.p.A.*	$343,561
27,966	Schlumberger Ltd.	1,888,264
3,506	Select Energy Services, Inc. Class A*	53,572
82,960	Snam S.p.A.	356,277
46,370	SRC Energy, Inc.*	524,908
33,512	Suncor Energy, Inc.	1,412,196
152,860	Surgutneftegas OJSC ADR	699,848
15,943	Targa Resources Corp.	814,209
15,935	Tenaris S.A. ADR	585,452
107,610	Total S.A.	7,018,895
79,171	Total S.A. ADR	5,165,908
9,162	Tourmaline Oil Corp.	181,007
32,572	TransCanada Corp.	1,464,577
55,100	Trican Well Service Ltd.*	116,058
21,537	Valero Energy Corp.	2,548,904
1,649	Vermilion Energy, Inc.(1)	56,765
1,991	Viper Energy Partners L.P.	63,672
28,926	WPX Energy, Inc.*	542,941
13,679	YPF S.A. ADR	227,071

		108,622,938

	Food & Staples Retailing - 0.1%
3,643	Andersons, Inc.	128,416
72,698	J Sainsbury plc	311,748

		440,164

	Food, Beverage & Tobacco - 1.4%
5,084	Adecoagro S.A.*	42,706
13,858	AGT Food & Ingredients, Inc.(1)	192,926
18,925	Archer-Daniels-Midland Co.	913,321
51,982	Astra Agro Lestari Tbk PT	39,224
22,358	Australian Agricultural Co., Ltd.*	21,056
53,355	BRF S.A.*	321,981
152,805	Bumitama Agri Ltd.(1)	78,010
7,273	Bunge Ltd.	502,783
125,135	China Agri-Industries Holdings Ltd.	49,678
6,706	Darling Ingredients, Inc.*	134,724
108,415	First Resources Ltd.	128,350
1,721	Fresh Del Monte Produce, Inc.	62,472
4,419	Glanbia plc	72,705
169,950	Golden Agri-Resources Ltd.	35,009
7,142	GrainCorp Ltd. Class A	39,359
1,070	Hokuto Corp.	19,036
2,586	Ingredion, Inc.	261,962
41,310	IOI Corp. Bhd	47,027
63,210	JBS S.A.	151,907
3,681	Kernel Holding S.A.	51,065
22,105	Kuala Lumpur Kepong Bhd	134,642
5,485	MHP SE GDR	68,837
1,760	NH Foods Ltd.	70,067
4,104	Origin Enterprises plc	28,986
4,680	Prima Meat Packers Ltd.	23,531
3,349	S&W Seed Co.*	10,382
35,440	Sao Martinho S.A.	184,126
2,075	Select Harvests Ltd.	9,253
13,529	Tate & Lyle plc	110,654
933	Tyson Foods, Inc. Class A	53,787
143,435	Wilmar International Ltd.	330,337

		4,189,903

	Insurance - 0.5%
20,744	Assicurazioni Generali S.p.A.	367,854
16,195	Dai-ichi Life Holdings, Inc.	305,786
417,646	Shin Kong Financial Holding Co., Ltd.	158,656
10,554	Storebrand ASA	89,898
26,760	T&D Holdings, Inc.	399,850
18,665	Tongyang Life Insurance Co., Ltd.	123,705

		1,445,749

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Materials - 12.9%
57,754	Acacia Mining plc*	$92,709
13,845	Agnico Eagle Mines Ltd.	580,046
301	Alcoa Corp.*	13,024
589	Allegheny Technologies, Inc.*	16,374
150,175	Alrosa PJSC*	233,843
67,858	Alumina Ltd.	143,026
98,651	Aluminum Corp. of China Ltd. Class H*	44,985
954	American Vanguard Corp.	20,702
36,173	Angang Steel Co., Ltd. Class H	38,520
11,872	Anglo American Platinum Ltd.	365,182
56,181	Anglo American plc	1,271,703
24,241	AngloGold Ashanti Ltd.	212,791
10,969	Antofagasta plc	144,057
21,401	ArcelorMittal(1)	685,141
105,889	Barrick Gold Corp.	1,186,810
86,456	BHP Billiton Ltd.	2,257,930
4,269	BHP Billiton Ltd. ADR(1)	223,098
54,725	BHP Billiton plc	1,259,425
6,743	BHP Billiton plc ADR	311,931
15,002	BlueScope Steel Ltd.	197,124
7,502	Boliden AB	223,318
6,017	Buzzi Unicem S.p.A.	132,342
36,795	Centerra Gold, Inc.*	167,166
29,889	CF Industries Holdings, Inc.	1,327,669
544,460	China BlueChemical Ltd. Class H	202,271
97,466	China Molybdenum Co., Ltd. Class H	49,925
312,387	China Steel Corp.	255,369
66,678	China Zhongwang Holdings Ltd.	32,676
11,373	Cia de Minas Buenaventura S.A.A ADR	156,265
16,028	Cia Siderurgica Nacional S.A.*	39,202
724	Cleveland-Cliffs, Inc.*	7,812
212	Daido Steel Co., Ltd.	10,470
2,219	Domtar Corp.	107,000
99,152	Eldorado Gold Corp.*	108,076
39,156	Eregli Demir ve Celik Fabrikalari T.A.S.	87,868
3,271	Feng Hsin Steel Co., Ltd.	5,795
23,210	Fertilizantes Heringer S.A.*	47,307
21,486	First Quantum Minerals Ltd.	335,128
42,226	Fortescue Metals Group Ltd.	137,342
11,151	Franco-Nevada Corp.	817,949
41,722	Freeport-McMoRan, Inc.	688,413
13,661	Fresnillo plc	186,063
16,857	Gerdau S.A. ADR	74,171
313,631	Glencore plc*	1,375,408
26,258	Glencore plc ADR	228,182
141,312	Gold Fields Ltd.	518,580
51,781	Goldcorp, Inc.	647,238
104,010	Grupo Mexico S.A.B. de C.V. Class B	327,414
28,565	Hindalco Industries Ltd.	89,238
29,935	Hitachi Metals Ltd.	324,414
2,219	Hyundai Steel Co.	106,944
41,376	Impala Platinum Holdings Ltd.*	61,458
9,550	Industrias Penoles S.A.B. de C.V.	161,919
5,183	International Paper Co.	278,483
7,522	Intrepid Potash, Inc.*	32,119
1,494	Jastrzebska Spolka Weglowa S.A.*	32,245
13,933	JFE Holdings, Inc.	283,123
37,329	Jiangxi Copper Co., Ltd. Class H	47,227
5,560	Jindal Steel & Power Ltd.*	16,735
16,944	JSR Corp.	325,796
20,593	JSW Steel Ltd.	99,478
4,052	KGHM Polska Miedz S.A.	107,203

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

133,692	Kinross Gold Corp.*	$482,056
7,514	Kobe Steel Ltd.	74,052
241	Korea Zinc Co., Ltd.	88,998
1,612	Kumba Iron Ore Ltd.	35,664
2,675	Kumiai Chemical Industry Co., Ltd.	24,252
9,790	Kyoei Steel Ltd.	191,670
6,804	LafargeHolcim Ltd.*	346,965
17,839	Lundin Mining Corp.	98,736
713	Martin Marietta Materials, Inc.	142,186
1,177	Maruichi Steel Tube Ltd.	40,555
2,975	Mitsubishi Materials Corp.	84,602
17,561	MMC Norilsk Nickel PJSC ADR	303,297
60,035	MMG Ltd.*	36,832
47,454	Mosaic Co.	1,428,840
46,561	Newcrest Mining Ltd.	748,006
41,903	Newmont Mining Corp.	1,537,002
20,188	Nippon Steel & Sumitomo Metal Corp.	402,614
35,245	Norsk Hydro ASA	201,039
10,198	Nucor Corp.	682,552
8,477	Nufarm Ltd.	45,050
20,389	Nutrien Ltd.	1,107,340
1,760	OCI N.V.*	53,209
4,007	Pacific Metals Co., Ltd.*	115,505
3,012	Packaging Corp. of America	340,055
150,253	Petra Diamonds Ltd.*	90,916
4,382	Polyus PJSC GDR	155,515
2,003	POSCO	589,514
30,287	Press Metal Aluminium Holdings Bhd	35,714
5,704	Randgold Resources Ltd.	422,333
96,884	Resolute Mining Ltd.	91,841
11,419	Rio Tinto Ltd.	690,132
32,222	Rio Tinto plc	1,769,016
7,491	Rio Tinto plc ADR	415,750
3,377	Salzgitter AG	167,012
7,043	Severstal PJSC GDR	114,926
19,200	Shougang Fushan Resources Group Ltd.	4,643
230,600	Sinofert Holdings Ltd.*	28,542
142,498	South32 Ltd.	379,732
3,927	Southern Copper Corp.	193,837
7,728	Steel Dynamics, Inc.	363,912
6,476	Sumitomo Metal Mining Co., Ltd.	232,791
9,170	Tata Steel Ltd.	75,530
16,149	Teck Resources Ltd. Class B	421,213
10,741	thyssenkrupp AG	285,850
23,125	Tokyo Steel Manufacturing Co., Ltd.	198,396
24,756	Turquoise Hill Resources Ltd.*	68,701
200	United States Steel Corp.	7,286
84,379	Vale S.A.	1,232,874
15,641	Vale S.A. ADR	229,297
38,807	Vedanta Ltd.	126,177
2,328	Vicat S.A.	150,599
3,155	voestalpine AG	157,861
4,841	Vulcan Materials Co.	542,192
79,089	Western Areas Ltd.	190,822
26,248	Wheaton Precious Metals Corp.	550,041
7,483	Yamato Kogyo Co., Ltd.	233,365
18,167	Yara International ASA	801,021
62,800	Zhaojin Mining Industry Co., Ltd. Class H	50,706
361,280	Zijin Mining Group Co., Ltd. Class H	133,941

		39,374,297

	Media - 0.2%
16,233	Comcast Corp. Class A	580,817

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
1,941	Genus plc	73,101

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Real Estate - 0.5%
4,750	American Tower Corp. REIT	$704,140
7,063	Equity LifeStyle Properties, Inc. REIT	642,662
23,088	Five Point Holdings LLC Class A*(1)	258,355

		1,605,157

	Retailing - 0.1%
9,785	Xebio Holdings Co., Ltd.	145,866

	Semiconductors & Semiconductor Equipment - 0.1%
400	First Solar, Inc.*	20,940
4,740	Tokyo Seimitsu Co., Ltd.	160,902

		181,842

	Software & Services - 0.1%
53,195	Fujitsu Ltd.	362,547

	Telecommunication Services - 0.9%
221,571	BT Group plc	677,804
41,280	China Mobile Ltd.	372,899
784,490	China Telecom Corp. Ltd. Class H	371,026
305,010	China Unicom Hong Kong Ltd.	376,616
11,945	KT Corp.	304,738
23,931	NTT DOCOMO, Inc.	616,102

		2,719,185

	Transportation - 0.8%
182	AP Moller - Maersk A/S Class B	261,322
7,452	Canadian National Railway Co.	665,201
10,355	D/S Norden A/S*	190,932
1,492	Flughafen Zurich AG	312,194
3,474	Kirby Corp.*	289,905
669	Norfolk Southern Corp.	113,061
476,015	Pacific Basin Shipping Ltd.*	124,398
72,236	PostNL N.V.	285,147
854	Union Pacific Corp.	128,006

		2,370,166

	Utilities - 4.9%
20,597	Avangrid, Inc.	1,031,086
109,677	Beijing Enterprises Holdings Ltd.	535,091
137,282	Centrica plc	268,032
777,620	China Longyuan Power Group Corp. Ltd. Class H	724,308
14,000	Cia de Saneamento do Parana	166,062
60,778	CK Infrastructure Holdings Ltd.	451,173
83,137	E.ON SE	937,970
13,802	Edison International	919,627
106,909	Enel S.p.A.(1)	595,582
46,650	Engie S.A.	753,330
68,899	ENN Energy Holdings Ltd.	700,545
351,316	Guangdong Investment Ltd.	605,673
1,598,878	Huaneng Renewables Corp. Ltd. Class H	594,929
141,415	Iberdrola S.A.	1,099,486
5,003	Iberdrola S.A.	38,904
3,731	Innogy SE*	160,403
47,247	National Grid plc	504,738
2,570	NextEra Energy Partners L.P.	120,970
4,051	NextEra Energy, Inc.	678,705
74,694	NTPC Ltd.	168,815
12,916	OGE Energy Corp.	468,076
12,922	Osaka Gas Co., Ltd.	248,687
191,382	Power Grid Corp. of India Ltd.	509,503
13,042	Sempra Energy	1,507,525
17,890	Severn Trent plc	454,052
13,607	UGI Corp.	723,076

		14,966,348

	Total Common Stocks (cost $177,065,416)	$192,499,445

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Corporate Bonds - 0.5%
	Construction Materials - 0.0%
$ 125,000	Standard Industries, Inc. 5.38%, 11/15/2024(6)	$123,787

	Electric - 0.0%
100,000	Abu Dhabi National Energy Co. PJSC 6.25%, 09/16/2019(6)	103,416

	Home Builders - 0.1%
125,000	Lennar Corp. 4.75%, 11/15/2022	125,000
30,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	29,985

		154,985

	Iron/Steel - 0.0%
75,000	AK Steel Corp. 7.63%, 10/01/2021	76,313

	Mining - 0.1%
125,000	New Gold, Inc. 6.38%, 05/15/2025(2)	113,750
125,000	Teck Resources Ltd. 8.50%, 06/01/2024(2)	137,656

		251,406

	Oil & Gas - 0.1%
25,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	23,817
GBP 100,000	Gazprom OAO Via Gaz Capital S.A. 5.34%, 09/25/2020(6)	139,188
$ 50,000	Hess Corp. 5.60%, 02/15/2041	51,699
50,000	Matador Resources Co. 6.88%, 04/15/2023	52,562
50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046	51,420
53,000	Petrobras Global Finance B.V. 5.30%, 01/27/2025(2)	50,660

		369,346

	Oil & Gas Services - 0.1%
200,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(6)	191,408

	Pipelines - 0.1%
200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(6)	193,760
9,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.65%, 06/01/2022	8,848
60,000	Sunoco Logistics Partners Operations L.P. 5.95%, 12/01/2025	64,686

		267,294

	REITS - 0.0%
EUR 100,000	Equinix, Inc. 2.88%, 10/01/2025	113,993

	Total Corporate Bonds (cost $1,694,244)	$1,651,948

Foreign Government Obligations - 0.6%
	Argentina - 0.1%
ARS 4,100,000	Argentina POM Politica Monetaria 40.00%, 06/21/2020(7)	149,781
	Argentine Republic Government International Bond
EUR 100,000	3.38%, 01/15/2023	106,469
125,000	5.00%, 01/15/2027(6)	128,263

		384,513

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Greece - 0.0%
12,425,000	Hellenic Republic Government Bond 1.00%, 10/15/2042(7)	$53,264

	Japan - 0.3%
JPY 98,355,075	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(8)	926,261

	Mexico - 0.1%
MXN 8,528,566	Mexican Udibonos 2.00%, 06/09/2022(8)	439,916

	South Korea - 0.1%
KRW 177,517,566	Inflation Linked Korea Treasury Bond 1.00%, 06/10/2026(8)	151,099

	Total Foreign Government Obligations (cost $2,064,663)	$1,955,053

U.S. Government Securities - 17.8%
	United States - 17.8%
	U.S. Treasury Bonds - 3.4%
$ 1,002,766	2.38%, 01/15/2025(8)	$1,100,386
676,244	3.63%, 04/15/2028(8)	847,846
579,847	1.75%, 01/15/2028(8)	625,685
2,905,434	2.00%, 01/15/2026(8)	3,147,853
116,783	1.00%, 02/15/2046(8)	118,407
637,541	2.38%, 01/15/2027(8)	716,438
496,741	0.75%, 02/15/2045(8)	474,506
104,210	0.88%, 02/15/2047(8)	102,548
3,119,394	1.00%, 02/15/2048(8)	3,169,159

		10,302,828

	U.S. Treasury Notes - 14.4%
5,418,099	0.63%, 01/15/2024(8)	5,363,059
4,627,439	0.25%, 01/15/2025(8)	4,459,623
1,426,492	1.88%, 07/15/2019(8)	1,443,023
2,572,469	1.25%, 07/15/2020(8)(9)	2,599,593
2,147,532	1.13%, 01/15/2021(8)	2,159,988
1,028,505	0.63%, 07/15/2021(8)	1,025,261
1,106,984	0.13%, 01/15/2022(8)	1,079,562
5,812,773	0.13%, 01/15/2023(8)(9)	5,636,457
2,179,716	0.38%, 07/15/2023(8)(9)	2,142,568
1,741,157	0.13%, 07/15/2024(8)	1,677,964
1,542,572	0.38%, 07/15/2025(8)	1,500,554
1,822,200	0.63%, 01/15/2026(8)	1,793,764
2,133,162	0.13%, 04/15/2021(8)	2,086,374
1,018,911	0.13%, 07/15/2026(8)	965,835
1,341,089	0.38%, 01/15/2027(8)	1,288,330
967,575	0.38%, 07/15/2027(8)	930,182
7,644,877	0.50%, 01/15/2028(8)	7,387,257
303,718	0.63%, 04/15/2023(8)	300,651

		43,840,045

		54,142,873

	Total U.S. Government Securities (cost $55,181,370)	$54,142,873

Convertible Bonds - 0.1%
	Construction Materials - 0.1%
75,000	Cemex S.A.B. de C.V. 3.72%, 03/15/2020	76,300

	Electrical Components & Equipment - 0.0%
84,000	SunPower Corp. 0.88%, 06/01/2021(5)	65,516

	Total Convertible Bonds (cost $149,961)	$141,816

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Exchange-Traded Funds - 2.2%
	Investment Company Securities - 0.7%
88,647	Invesco Senior Loan ETF	$2,040,654

	Other Investment Pools & Funds - 1.5%
8,805	iShares JP Morgan USD Emerging Markets Bond ETF	960,273
166,782	VanEck Vectors Gold Miners ETF	3,549,121

		4,509,394

	Total Exchange-Traded Funds (cost $6,743,259)	$6,550,048

Preferred Stocks - 0.1%
	Materials - 0.0%
26,054	Gerdau S.A.	115,786

	Telecommunication Services - 0.0%
10,200	Telefonica Brasil S.A.	111,585

	Utilities - 0.1%
28,200	Cia Paranaense de Energia	154,025

	Total Preferred Stocks (cost $425,009)	$381,396

Warrants - 0.0%
	Energy - 0.0%
2,498	Alta Mesa Resources, Inc. Expires 02/09/2023*	2,748

	Total Warrants (cost $6,163)	$2,748

	Total Long-Term Investments (cost $243,330,085)	$257,325,327

Short-Term Investments - 15.9%
	Other Investment Pools & Funds - 14.9%
45,450,360	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(10)	45,450,360

	Securities Lending Collateral - 1.0%
150,708	Citibank NA DDCA, 1.91%, 08/01/2018(10)	150,708
1,549,402	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(10)	1,549,402
620,641	Invesco Government & Agency Portfolio, 1.81%(10)	620,641
319,919	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(10)	319,919
373,492	Western Asset Institutional Government Class A Fund, 1.76%(10)	373,492

		3,014,162

	Total Short-Term Investments (cost $48,464,522)	$48,464,522

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $291,794,607)	100.4%	$305,789,849
Total Purchased Options (cost $89,930)	0.0%	$102,597

Total Investments (cost $291,884,537)	100.4%	$305,892,446
Other Assets and Liabilities	(0.4)%	(1,339,980)

Total Net Assets	100.0%	$304,552,466

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2018, the Fund invested 22.7% of its total assets in the Subsidiary.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $626,874, which represented 0.2% of total net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of this security was $1,034, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $66,550, which represented 0.0% of total net assets.
(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $879,822, which represented 0.3% of total net assets.
(7)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(10)	Current yield as of period end.

OTC Option Contracts Outstanding at July 31, 2018
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
EUR Put/USD Call(1)	HSBC	1.24 USD per EUR	01/31/19	535,000 EUR	535,000	$32,942	$11,989	$20,953

Total purchased option contracts					535,000	$32,942	$11,989	$20,953

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $32,942, which represented 0.0% of total net assets.

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Exchange-Traded Option Contracts Outstanding at July 31, 2018

Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Brent Crude Oil Future Option	85.00 USD	02/14/19	28	28,000	$14,560	$11,013	$3,547
Brent Crude Oil Future Option	80.00 USD	11/14/18	33	33,000	13,860	13,969	(109)
Brent Crude Oil Future Option	85.00 USD	05/16/19	33	33,000	26,730	15,652	11,078
Gold Future Option	1,250.00 USD	09/25/18	8	800	7,680	11,977	(4,297)
Silver Future Option	17.50 USD	11/27/18	3	15,000	1,875	9,277	(7,402)
Soybean Future Option	950.00 USD	08/24/18	12	60,000	4,950	16,053	(11,103)

Total Calls				169,800	$69,655	$77,941	$(8,286)

Total purchased option contracts				169,800	$69,655	$77,941	$(8,286)

Exchange-Traded Options Contracts Outstanding at July 31, 2018

Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
Silver Future Option	21.00 USD	11/27/18	(3)	USD	(15,000)	$(330)	$(1,339)	$1,009
Soybean Future Option	1,000.00 USD	08/24/18	(12)	USD	(60,000)	(1,650)	(8,667)	7,017

Total Calls					(75,000)	$(1,980)	$(10,006)	$8,026

Total written option contracts					(75,000)	$(1,980)	$(10,006)	$8,026

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude Oil Future	43	08/31/2018	$3,191,030	$(86,873)
Brent Crude Oil Future	10	10/29/2021	659,100	84,987
Coffee ‘C’ Future	29	12/18/2018	1,229,963	(20,639)
Corn Future	198	09/14/2018	3,685,275	10,013
Corn Future	26	12/13/2019	530,725	11,315
Gasoline RBOB Future	9	08/31/2018	786,429	(22,723)
Gold 100oz Future	11	10/29/2018	1,351,350	(1,284)
Gold 100oz Future	19	12/27/2018	2,343,840	(1,885)
KC Hard Red Winter Wheat Future	21	09/14/2018	584,325	(4,606)
LME Copper Future	18	09/17/2018	2,832,300	(238,998)
LME Copper Future	8	12/17/2018	1,262,600	8,027
LME Nickel Future	13	09/17/2018	1,091,025	(15,837)
LME Nickel Future	9	12/17/2018	760,536	17,097
LME Primary Aluminum Future	40	09/17/2018	2,075,750	(201,341)
LME Primary Aluminum Future	46	12/17/2018	2,401,775	(48,649)
LME Zinc Future	21	09/17/2018	1,382,325	(283,288)
LME Zinc Future	17	12/17/2018	1,113,075	16,478
Lean Hogs Future	18	10/12/2018	365,220	(28,135)
Lean Hogs Future	5	12/14/2018	93,100	243
Live Cattle Future	14	10/31/2018	612,080	(4,365)
NY Harbor ULSD Future	12	08/31/2018	1,077,250	(43,370)

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Natural Gas Future	75	03/27/2019	$1,962,000	$(47,818)
Palladium Future	6	09/26/2018	559,140	(22,031)
Silver Future	37	09/26/2018	2,878,415	(157,327)
Soybean Future	38	09/14/2018	1,726,625	(70,400)
Soybean Future	35	11/14/2018	1,608,250	39,682
Soybean Meal Future	8	09/14/2018	271,920	(16,545)
Soybean Meal Future	23	12/14/2018	785,220	(15,810)
Soybean Oil Future	11	12/14/2018	193,380	(14,298)
Sugar No. 11 Future	90	09/28/2018	1,063,440	(186,487)
U.S. Treasury 5-Year Note Future	10	09/28/2018	1,131,250	(2,459)
Uranium Future	114	12/31/2018	750,975	43,223
WTI Crude Future	6	09/20/2018	405,780	(5,306)
WTI Crude Future	18	11/19/2018	1,205,460	36,463
Wheat Future	61	09/14/2018	1,688,937	61,100

Total				$(1,211,846)

Short position contracts:
Brent Crude Oil Future	1	10/31/2018	$74,430	$(24,462)
Cattle Feeder Future	15	08/30/2018	1,119,938	(31,696)
Cattle Feeder Future	4	09/27/2018	299,150	847
Cattle Feeder Future	10	10/25/2018	749,750	4,634
Corn Future	12	12/14/2018	231,900	(3,407)
Cotton No. 2 Future	6	12/06/2018	268,770	(8,721)
ICE NewCastle Coal Future	3	08/31/2018	352,650	(85,786)
ICE NewCastle Coal Future	3	09/28/2018	338,100	(71,236)
ICE NewCastle Coal Future	5	10/26/2018	547,750	(76,560)
ICE NewCastle Coal Future	4	11/30/2018	429,000	(54,448)
ICE NewCastle Coal Future	4	12/28/2018	416,800	(42,248)
ICE Rotterdam Coal Future	1	04/26/2019	87,150	1,338
ICE Rotterdam Coal Future	1	05/31/2019	86,050	2,438
ICE Rotterdam Coal Future	1	06/28/2019	85,750	2,738
LME Copper Future	9	09/17/2018	1,416,150	(31)
LME Nickel Future	9	09/17/2018	755,325	(17,292)
LME Primary Aluminum Future	35	09/17/2018	1,816,281	28,025
LME Primary Aluminum Future	20	12/17/2018	1,044,250	(5,708)
LME Zinc Future	21	09/17/2018	1,382,325	24,454
Live Cattle Future	6	04/30/2019	283,320	(1,140)
Mini-10-Year JGB Future	1	09/11/2018	134,642	113
Natural Gas Future	52	09/26/2018	1,454,960	(43,722)
Natural Gas Future	9	02/26/2019	261,450	9,240
Platinum Future	12	10/29/2018	507,480	39,428
Robusta Coffee Future	42	09/24/2018	690,480	24,457
Sugar No. 11 Future	12	02/28/2019	154,291	16,226
U.S. Treasury 10-Year Note Future	1	09/19/2018	119,422	(252)
U.S. Treasury 10-Year Ultra Future	56	09/19/2018	7,118,125	68,208
U.S. Treasury Long Bond Future	1	09/19/2018	142,969	(1,041)
U.S. Treasury Ultra Bond Future	4	09/19/2018	627,625	(5,635)
WTI Crude Future	5	11/20/2019	316,750	(51,016)
Wheat Future	34	12/14/2018	974,525	(159,631)
Wheat Future	10	07/12/2019	296,125	829

Total				$(461,057)

Total futures contracts				$(1,672,903)

OTC Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
AK Steel Corp.	GSC	USD	35,000	5.00	%/—	06/20/23	Quarterly	$1,236	$—	$1,441	$205

Total single-name issues								$1,236	$—	$1,441	$205

Total OTC contracts								$1,236	$—	$1,441	$205

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
MXN-TIIE-Banxico-Bloomberg	8.41% Fixed	MXN	9,125,000	09/06/28	Monthly	$3,512	$—	$9,718	$6,206
MXN-TIIE-Banxico-Bloomberg	8.05% Fixed	MXN	3,430,000	09/06/28	Monthly	—	—	(826)	(826)

Total						$3,512	$—	$8,892	$5,380

OTC Total Return Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Bloomberg Corn Subindex	JPM	USD	183,393	(0.12%)	05/31/19	Monthly	$—	$—	$(138)	$(138)
Bloomberg Roll Select Energy	SGG	USD	279,954	(0.07%)	11/30/18	Monthly	—	—	(15)	(15)
Bloomberg Roll Select Energy	SGG	USD	824,420	(0.07%)	01/31/19	Monthly	—	—	(45)	(45)
Bloomberg Roll Select Energy	SGG	USD	592,038	(0.07%)	02/28/19	Monthly	—	—	(34)	(34)
Bloomberg Roll Select Energy	SGG	USD	2,180,853	(0.07%)	02/28/19	Monthly	—	—	(124)	(124)
Bloomberg Roll Select Energy	SGG	USD	328,523	(0.15%)	06/28/19	Monthly	—	—	—	0
Bloomberg Roll Select Industrial	SGG	USD	173,569	(0.11%)	03/29/19	Monthly	—	—	(57)	(57)
Bloomberg Roll Select Industrial	SGG	USD	1,341,681	(0.11%)	05/31/19	Monthly	—	—	(1,098)	(1,098)
Bloomberg Roll Select Industrial	SGG	USD	702,259	(0.11%)	06/28/19	Monthly	—	—	—	0
Bloomberg Roll Select Industrial	SGG	USD	756,909	(0.11%)	07/31/19	Monthly	—	—	—	0
Bloomberg Roll Select Industrial Agriculture	SGG	USD	2,130,961	(0.18%)	05/31/19	Monthly	—	—	(1,617)	(1,617)
Bloomberg Roll Select Industrial Agriculture	SGG	USD	826,504	(0.18%)	07/31/19	Monthly	—	—	—	0
Bloomberg Roll Select Precious	SGG	USD	95,287	(0.09%)	11/30/18	Monthly	—	—	(7)	(7)
Bloomberg Roll Select Precious	SGG	USD	394,084	(0.09%)	07/31/19	Monthly	—	—	—	0
Bloomberg Roll Select Precious	SGG	USD	367,070	(0.09%)	01/31/19	Monthly	—	—	(26)	(26)
Bloomberg Roll Select Precious	SGG	USD	508,200	(0.09%)	02/28/19	Monthly	—	—	(29)	(29)
Bloomberg Roll Select Precious	SGG	USD	2,120,392	(0.09%)	02/28/19	Monthly	—	—	(119)	(119)
Bloomberg Roll Select Precious	SGG	USD	952,711	(0.15%)	06/28/19	Monthly	—	—	—	0
Bloomberg Silver Subindex	JPM	USD	339,456	(0.07%)	10/31/18	Monthly	—	—	—	0
Bloomberg Soybean Meal Subindex	BCLY	USD	148,066	(0.35%)	08/31/18	Monthly	—	—	(40)	(40)
Bloomberg Soybean Meal Subindex	MSC	USD	316,120	(0.25%)	12/31/18	Monthly	—	—	(59)	(59)
Bloomberg Wheat Subindex	BCLY	USD	259,887	—	10/31/18	Monthly	—	—	—	0

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

S&P GSCI OCI Industrial Metals	GSC	USD	250,556	(0.10%)	11/30/18	Monthly	$—	$—	$(646)	$(646)
Silver Spot Index	GSC	USD	172,176	(1.00%)	11/30/18	Maturity	—	—	(13,310)	(13,310)
Uranium 308 Physical Spot	GSC	USD	247,189	—	12/31/18	Maturity	—	—	50,909	50,909

Total							$—	$—	$33,545	$33,545

Foreign Currency Contracts Outstanding at July 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
325,000	AUD	238,239	USD	RBC	08/03/18	$3,225	$—
3,030,000	AUD	2,240,382	USD	GSC	08/31/18	11,150	—
325,000	AUD	240,653	USD	BNP	08/31/18	848	—
355,000	BRL	95,546	USD	HSBC	08/01/18	—	(973)
355,000	BRL	95,645	USD	BCLY	08/01/18	—	(1,072)
3,216,000	BRL	829,850	USD	BOA	08/02/18	26,804	—
60,000	BRL	15,979	USD	HSBC	08/02/18	3	—
3,156,000	BRL	847,317	USD	BOA	09/05/18	—	(10,021)
631,700,000	CLP	973,899	USD	BCLY	08/31/18	17,244	—
4,388,800,000	COP	1,519,931	USD	BNP	08/31/18	—	(3,545)
26,000	EUR	30,482	USD	SSG	08/31/18	—	(7)
10,931,000,000	IDR	753,083	USD	DEUT	08/31/18	2,264	—
12,100,000	KZT	34,700	USD	DEUT	08/29/18	—	(82)
830,000	MXN	44,522	USD	BNP	08/31/18	—	(229)
2,050,000	NOK	251,336	USD	MSC	08/31/18	329	—
181,000	NZD	122,915	USD	GSC	08/31/18	447	—
2,515,000	PEN	767,400	USD	BCLY	08/29/18	294	—
15,583,000	RUB	246,637	USD	GSC	08/31/18	1,862	—
160,000	THB	4,812	USD	BCLY	08/31/18	1	—
6,000	TRY	1,221	USD	GSC	08/31/18	—	(20)
240,630	USD	325,000	AUD	BNP	08/03/18	—	(834)
125,698	USD	170,000	AUD	GSC	08/31/18	—	(626)
95,546	USD	355,000	BRL	BCLY	08/01/18	973	—
90,905	USD	355,000	BRL	HSBC	08/01/18	—	(3,668)
850,674	USD	3,156,000	BRL	BOA	08/02/18	10,003	—
15,979	USD	60,000	BRL	BOA	08/02/18	—	(3)
15,363	USD	60,000	BRL	HSBC	08/02/18	—	(619)
95,276	USD	355,000	BRL	BCLY	09/05/18	1,093	—
2,297	USD	3,000	CAD	RBC	08/31/18	—	(11)
7,107,101	USD	6,062,000	EUR	SSG	08/31/18	1,649	—
141,944	USD	108,000	GBP	CBK	08/31/18	—	—
466,160	USD	51,628,000	JPY	CBA	08/31/18	3,450	—
466,054	USD	51,629,000	JPY	NOM	08/31/18	3,335	—
146,901	USD	164,882,000	KRW	JPM	08/31/18	—	(592)
308,109	USD	5,779,000	MXN	RBC	08/31/18	—	(289)
9,620,000	ZAR	725,226	USD	BOA	08/31/18	2,278	—

Total						$87,252	$(22,591)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

RBC	RBC Dominion Securities, Inc.
SGG	Societe Generale Group
SSG	State Street Global Markets LLC

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CPI	Consumer Price Index
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange, Inc.
LME	London Metal Exchange
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TIIE	Interbank Equilibrium Interest Rate

The Hartford Global Real Asset Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$265,462	$—	$265,462	$—
Banks	3,804,925	—	3,804,925	—
Capital Goods	7,445,308	5,880,702	1,563,572	1,034
Commercial & Professional Services	1,321,459	929,603	391,856	—
Consumer Durables & Apparel	1,259,778	1,259,778	—	—
Diversified Financials	1,324,433	629,061	695,372	—
Energy	108,622,938	84,048,358	24,574,580	—
Food & Staples Retailing	440,164	128,416	311,748	—
Food, Beverage & Tobacco	4,189,903	3,267,322	922,581	—
Insurance	1,445,749	—	1,445,749	—
Materials	39,374,297	18,286,503	21,087,794	—
Media	580,817	580,817	—	—
Pharmaceuticals, Biotechnology & Life Sciences	73,101	—	73,101	—
Real Estate	1,605,157	1,605,157	—	—
Retailing	145,866	—	145,866	—
Semiconductors & Semiconductor Equipment	181,842	20,940	160,902	—
Software & Services	362,547	—	362,547	—
Telecommunication Services	2,719,185	—	2,719,185	—
Transportation	2,370,166	1,196,173	1,173,993	—
Utilities	14,966,348	5,922,063	9,044,285	—
Corporate Bonds	1,651,948	—	1,651,948	—
Foreign Government Obligations	1,955,053	—	1,955,053	—
U.S. Government Securities	54,142,873	—	54,142,873	—
Convertible Bonds	141,816	—	141,816	—
Exchange-Traded Funds	6,550,048	6,550,048	—	—
Preferred Stocks	381,396	381,396	—	—
Warrants	2,748	2,748	—	—
Short-Term Investments	48,464,522	48,464,522	—	—
Purchased Options	102,597	69,655	32,942	—
Foreign Currency Contracts(2)	87,252	—	87,252	—
Futures Contracts(2)	551,603	551,603	—	—
Swaps - Credit Default(2)	205	—	205	—
Swaps - Interest Rate(2)	6,206	—	6,206	—
Swaps - Total Return(2)	50,909	—	50,909	—

Total	$306,588,621	$179,774,865	$126,812,722	$1,034

Liabilities
Foreign Currency Contracts(2)	$(22,591)	$—	$(22,591)	$—
Futures Contracts(2)	(2,224,506)	(2,224,506)	—	—
Swaps - Interest Rate(2)	(826)	—	(826)	—
Swaps - Total Return(2)	(17,364)	—	(17,364)	—
Written Options	(1,980)	(1,980)	—	—

Total	$(2,267,267)	$(2,226,486)	$(40,781)	$—

(1)

For the period ended July 31,2018, investments valued at $1,502,015 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $747,089 were transferred from Level 2 to Level 1 due to the discontuniation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Growth Allocation Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Alternative Funds - 6.1%
1,670,157	Hartford Real Total Return Fund, Class F		$13,277,749
2,814,736	The Hartford Global Real Asset Fund, Class F		27,134,055

	Total Alternative Funds (cost $40,074,452)		$40,411,804

	Domestic Equity Funds - 57.3%
3,421,722	Hartford Core Equity Fund, Class F		106,894,601
1,456,460	Hartford Multifactor US Equity ETF		47,301,889
2,472,804	Hartford Quality Value Fund, Class F		51,557,958
1,921,209	Hartford Small Cap Core Fund, Class F		28,664,437
4,036,092	The Hartford Equity Income Fund, Class F		82,255,546
503,623	The Hartford Growth Opportunities Fund, Class F		25,800,600
1,070,479	The Hartford MidCap Fund, Class F		36,374,884

	Total Domestic Equity Funds (cost $338,568,034)		$378,849,915

	International/Global Equity Funds - 20.0%
903,260	Hartford Multifactor Developed Markets ex-US ETF		26,230,670
4,720,345	Hartford Schroders International Multi-Cap Value Fund, Class F		47,156,246
3,127,181	The Hartford International Opportunities Fund, Class F		52,098,832
443,922	The Hartford International Small Company Fund, Class F		7,093,876

	Total International/Global Equity Funds (cost $125,847,555)		$132,579,624

	Multi-Strategy Funds - 4.1%
2,525,487	The Hartford Global All-Asset Fund, Class F		27,123,734

	Total Multi-Strategy Funds (cost $27,815,085)		$27,123,734

	Taxable Fixed Income Funds - 12.3%
1,420,070	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		12,922,635
2,795,976	The Hartford Quality Bond Fund, Class F		27,120,968
1,415,191	The Hartford Short Duration Fund, Class F		13,783,961
786,511	The Hartford Strategic Income Fund, Class F		6,779,728
1,916,881	The Hartford World Bond Fund, Class F		20,548,964

	Total Taxable Fixed Income Funds (cost $82,699,793)		$81,156,256

	Total Affiliated Investment Companies (cost $615,004,919)		$660,121,333

	Total Long-Term Investments (cost $615,004,919)		$660,121,333

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
2,323,185	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(1)		2,323,185

	Total Short-Term Investments (cost $2,323,185)		$2,323,185

	Total Investments (cost $617,328,104)	100.1%	$662,444,518
	Other Assets and Liabilities	(0.1)%	(732,069)

	Total Net Assets	100.0%	$661,712,449

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.
(1)	Current yield as of period end.

The Hartford Growth Allocation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Growth Allocation Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$660,121,333	$660,121,333	$—	$—
Short-Term Investments	2,323,185	2,323,185	—	—

Total	$662,444,518	$662,444,518	$—	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

The Hartford Healthcare Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.7%
	Biotechnology - 27.0%
838,179	Aduro Biotech, Inc.*(1)	$4,903,347
127,652	Aimmune Therapeutics, Inc.*	3,691,696
309,005	Alder Biopharmaceuticals, Inc.*	5,855,645
529,406	Alkermes plc*	23,214,453
143,415	Alnylam Pharmaceuticals, Inc.*	13,624,425
163,928	Arena Pharmaceuticals, Inc.*	6,325,982
233,535	Audentes Therapeutics, Inc.*	8,792,593
43,147	Biogen, Inc.*	14,427,062
45,638	Biohaven Pharmaceutical Holding Co., Ltd.*	1,575,424
104,137	Bluebird Bio, Inc.*	16,130,821
258,913	Calithera Biosciences, Inc.*	1,152,163
159,398	Celgene Corp.*	14,360,166
392,788	Clementia Pharmaceuticals, Inc.*(1)	3,978,942
928,526	Coherus Biosciences, Inc.*	17,688,420
481,248	Cytokinetics, Inc.*	3,537,173
334,000	Forty Seven, Inc.*	5,437,520
282,384	G1 Therapeutics, Inc.*	14,500,418
78,512	Galapagos N.V.*	8,638,706
71,190	Genmab A/S*	12,197,457
254,319	Global Blood Therapeutics, Inc.*	10,630,534
523,249	GlycoMimetics, Inc.*(1)	7,686,528
237,366	Heron Therapeutics, Inc.*	8,889,357
126,438	Incyte Corp.*	8,413,185
85,652	Innate Pharma S.A.*(1)	489,801
460,233	Ironwood Pharmaceuticals, Inc.*	8,873,292
470,304	Karyopharm Therapeutics, Inc.*	8,362,005
221,601	Loxo Oncology, Inc.*	37,138,112
333,139	Momenta Pharmaceuticals, Inc.*	9,860,914
204,970	Neon Therapeutics, Inc.*	2,264,918
358,877	Nightstar Therapeutics plc ADR*	6,348,534
502,763	Portola Pharmaceuticals, Inc.*	17,998,915
175,771	Radius Health, Inc.*	4,218,504
38,255	Regeneron Pharmaceuticals, Inc.*	14,078,223
1,621,062	Rigel Pharmaceuticals, Inc.*	4,571,395
473,491	Seattle Genetics, Inc.*	33,333,766
595,201	Syndax Pharmaceuticals, Inc.*	4,011,655
101,427	TESARO, Inc.*(1)	3,532,702
680,062	Trevena, Inc.*	1,047,295
105,953	Ultragenyx Pharmaceutical, Inc.*	8,381,942
137,614	UroGen Pharma Ltd.*	6,220,153
139,411	Vertex Pharmaceuticals, Inc.*	24,403,896
104,222	Zealand Pharma A/S ADR*	1,496,628

		412,284,667

	Drug Retail - 0.7%
109,844	Walgreens Boots Alliance, Inc.	7,427,651
27,254	Zur Rose Group AG*(1)	3,433,315

		10,860,966

	Health Care Distributors - 1.9%
193,720	Cardinal Health, Inc.	9,676,314
146,970	McKesson Corp.	18,459,432

		28,135,746

	Health Care Equipment - 21.9%
496,970	Abbott Laboratories	32,571,414
285,906	AtriCure, Inc.*	8,191,207
107,313	Baxter International, Inc.	7,774,827
109,546	Becton Dickinson and Co.	27,427,032
1,430,919	Boston Scientific Corp.*	48,093,188
116,170	Danaher Corp.	11,916,719
137,494	Edwards Lifesciences Corp.*	19,586,020
444,188	Globus Medical, Inc. Class A*	22,866,798
593,890	K2M Group Holdings, Inc.*	12,097,539

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

176,981	Koninklijke Philips N.V.	$7,769,386
743,896	Medtronic plc	67,121,736
94,566	NuVasive, Inc.*	5,489,556
50,573	Siemens Healthineers AG*(2)	2,252,844
231,808	Stryker Corp.	37,842,656
57,886	Teleflex, Inc.	15,786,091
68,001	Zimmer Biomet Holdings, Inc.	8,535,486

		335,322,499

	Health Care Facilities - 2.9%
234,535	Acadia Healthcare Co., Inc.*	9,259,442
3,683,500	China Resources Phoenix Healthcare Holdings Co., Ltd.(1)	3,425,657
16,564	Georgia Healthcare Group plc*(2)	55,440
167,049	HCA Healthcare, Inc.	20,752,497
94,236	LifePoint Health, Inc.*	6,106,493
42,237	Universal Health Services, Inc. Class B	5,157,138

		44,756,667

	Health Care Supplies - 0.9%
98,659	DENTSPLY SIRONA, Inc.	4,746,484
401,998	Endologix, Inc.*	2,046,170
421,645	OraSure Technologies, Inc.*	7,079,420

		13,872,074

	Health Care Technology - 2.9%
120,147	athenahealth, Inc.*	18,107,354
102,172	Cerner Corp.*	6,342,838
399,046	HMS Holdings Corp.*	9,549,171
181,418	Teladoc, Inc.*(1)	10,857,867

		44,857,230

	Life Sciences Tools & Services - 3.9%
55,873	ICON plc*	7,775,287
155,865	Syneos Health, Inc.*	7,680,248
4,491	Tecan Group AG	1,139,428
183,568	Thermo Fisher Scientific, Inc.	43,052,203

		59,647,166

	Managed Health Care - 11.7%
34,854	Aetna, Inc.	6,566,145
107,980	Anthem, Inc.	27,318,940
63,928	Centene Corp.*	8,331,736
83,208	Cigna Corp.	14,929,179
26,369	Humana, Inc.	8,284,613
49,532	Molina Healthcare, Inc.*	5,155,786
367,885	UnitedHealth Group, Inc.	93,155,840
57,546	WellCare Health Plans, Inc.*	15,388,951

		179,131,190

	Pharmaceuticals - 23.9%
266,623	Allergan plc	49,082,628
190,766	Amneal Pharmaceuticals, Inc.*	3,656,984
158,100	Assembly Biosciences, Inc.*	6,992,763
923,374	AstraZeneca plc ADR	36,131,625
979,958	Bristol-Myers Squibb Co.	57,572,533
115,890	Chugai Pharmaceutical Co., Ltd.	5,894,826
404,387	Clearside Biomedical, Inc.*	3,603,088
215,743	Dermira, Inc.*	2,101,337
261,570	Eisai Co., Ltd.	22,519,123
426,924	Eli Lilly & Co.	42,184,360
278,999	Evolus, Inc.*(1)	5,485,120
63,941	Hikma Pharmaceuticals plc	1,375,938
164,802	Intersect ENT, Inc.*	5,331,345
53,605	Johnson & Johnson	7,103,735
84,005	Kala Pharmaceuticals, Inc.*	1,066,023
413,857	Medicines Co.*(1)	16,442,539
1,020,809	MediWound Ltd.*	6,226,935
476,306	Mylan N.V.*	17,770,977

The Hartford Healthcare Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

317,880	MyoKardia, Inc.*		$18,246,312
1,464,866	Nabriva Therapeutics plc*(1)		3,969,787
369,060	Ono Pharmaceutical Co., Ltd.		8,720,615
299,364	Revance Therapeutics, Inc.*		8,606,715
145,110	Shionogi & Co., Ltd.		7,920,473
3,668,150	Sino Biopharmaceutical Ltd.		5,023,978
72,450	Takeda Pharmaceutical Co., Ltd.		3,059,048
216,098	Teva Pharmaceutical Industries Ltd. ADR		5,173,386
85,000	Tricida, Inc.*		2,010,250
144,065	UCB S.A.		12,385,940

			365,658,383

	Total Common Stocks (cost $1,188,613,899)		$1,494,526,588

	Total Long-Term Investments (cost $1,188,613,899)		$1,494,526,588

Short-Term Investments - 3.7%
	Other Investment Pools & Funds - 1.6%
25,166,822	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(3)		25,166,822

	Securities Lending Collateral - 2.1%
1,568,160	Citibank NA DDCA, 1.91%, 08/01/2018(3)		1,568,160
16,121,962	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(3)		16,121,962
6,457,938	Invesco Government & Agency Portfolio, 1.81%(3)		6,457,939
3,328,851	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(3)		3,328,851
3,886,291	Western Asset Institutional Government Class A Fund, 1.76%(3)		3,886,291

			31,363,203

	Total Short-Term Investments (cost $56,530,025)		$56,530,025
	Total Investments (cost $1,245,143,924)	101.4%	$1,551,056,613
	Other Assets and Liabilities	(1.4)%	(21,028,976)

	Total Net Assets	100.0%	$1,530,027,637

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $2,308,284, which represented 0.2% of total net assets.
(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

The Hartford Healthcare Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$412,284,667	$390,958,703	$21,325,964	$—
Drug Retail	10,860,966	7,427,651	3,433,315	—
Health Care Distributors	28,135,746	28,135,746	—	—
Health Care Equipment	335,322,499	327,553,113	7,769,386	—
Health Care Facilities	44,756,667	41,331,010	3,425,657	—
Health Care Supplies	13,872,074	13,872,074	—	—
Health Care Technology	44,857,230	44,857,230	—	—
Life Sciences Tools & Services	59,647,166	58,507,738	1,139,428	—
Managed Health Care	179,131,190	179,131,190	—	—
Pharmaceuticals	365,658,383	298,758,442	66,899,941	—
Short-Term Investments	56,530,025	56,530,025	—	—

Total	$1,551,056,613	$1,447,062,922	$103,993,691	$—

(1) For the period ended July 31, 2018, investments valued at $5,724,284 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transferred from Level 2 to Level 1.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford High Yield Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
	Asset-Backed - Finance & Insurance - 0.0%
$ 920,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(11)	$—

	Total Asset & Commercial Mortgage Backed Securities (cost $915,920)	$—

Corporate Bonds - 87.3%
	Aerospace/Defense - 0.4%
	DAE Funding LLC
430,000	4.50%, 08/01/2022(1)	423,550
865,000	5.00%, 08/01/2024(1)	849,863

		1,273,413

	Auto Manufacturers - 0.1%
480,000	Tesla, Inc. 5.30%, 08/15/2025(1)	424,800

	Auto Parts & Equipment - 0.2%
835,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	778,638

	Biotechnology - 0.1%
430,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(1)(3)	434,752

	Chemicals - 0.8%
	Chemours Co.
1,117,000	6.63%, 05/15/2023	1,170,057
1,560,000	7.00%, 05/15/2025	1,669,200

		2,839,257

	Coal - 2.6%
1,615,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(11)	1,655,375
2,830,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)(11)	2,525,775
2,830,000	Peabody Energy Corp. 6.38%, 03/31/2025(1)	3,013,950
1,830,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(1)	1,891,762

		9,086,862

	Commercial Banks - 5.2%
	Banco Bilbao Vizcaya Argentaria S.A.
2,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(4)(5)	2,392,000
EUR 800,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(4)(5)(6)	958,837
800,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(4)(5)(6)	1,061,381
1,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(4)(5)(6)	1,933,169
	BNP Paribas S.A.
$ 535,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(4)(5)	475,481
1,050,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(4)(5)	1,118,250
	Credit Agricole S.A.
395,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(4)(5)	420,241
505,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(4)(5)	554,237
2,460,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(4)(5)(6)	2,469,225
1,860,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	1,813,500
725,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(4)(5)	692,375
1,600,000	Royal Bank of Scotland Group plc 3 mo. USD LIBOR + 2.320%, 4.65%, 09/30/2027(4)(5)	1,527,200
1,130,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(4)(5)(6)	1,146,564
1,415,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(4)(5)(6)	1,364,971

		17,927,431

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Commercial Services - 4.4%
$ 426,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(1)	$451,560
	APX Group, Inc.
1,360,000	7.63%, 09/01/2023	1,228,556
2,395,000	7.88%, 12/01/2022	2,412,963
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
2,160,000	5.25%, 03/15/2025(1)	1,987,200
1,180,000	5.50%, 04/01/2023	1,162,300
1,640,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	1,672,800
1,720,000	Garda World Security Corp. 8.75%, 05/15/2025(1)	1,728,600
	Herc Rentals, Inc.
774,000	7.50%, 06/01/2022(1)	816,570
1,364,000	7.75%, 06/01/2024(1)	1,461,635
460,000	Service Corp. International 4.63%, 12/15/2027	437,000
	United Rentals North America, Inc.
560,000	4.63%, 10/15/2025	540,400
1,025,000	5.88%, 09/15/2026	1,040,375

		14,939,959

	Construction Materials - 1.0%
1,650,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	1,706,430
1,760,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	1,742,928

		3,449,358

	Distribution/Wholesale - 0.1%
420,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(1)	431,550

	Diversified Financial Services - 5.8%
710,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	738,400
735,000	Fly Leasing Ltd. 5.25%, 10/15/2024	692,738
1,625,000	goeasy Ltd. 7.88%, 11/01/2022(1)	1,706,429
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,905,000	6.50%, 08/01/2018	1,905,000
171,000	7.88%, 10/01/2020	174,420
	Navient Corp.
560,000	5.50%, 01/25/2023	547,400
340,000	5.63%, 08/01/2033	290,700
1,764,000	5.88%, 10/25/2024	1,706,670
2,535,000	6.13%, 03/25/2024	2,496,975
1,106,000	6.50%, 06/15/2022	1,129,503
856,000	7.25%, 09/25/2023	896,660
	Springleaf Finance Corp.
525,000	5.25%, 12/15/2019	533,531
820,000	6.13%, 05/15/2022	838,450
575,000	6.88%, 03/15/2025	583,625
705,000	7.75%, 10/01/2021	761,400
1,935,000	8.25%, 12/15/2020	2,094,637
2,535,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	2,450,584
335,000	Vantiv LLC / Vanity Issuer Corp. 4.38%, 11/15/2025(1)	316,994

		19,864,116

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Electric - 0.8%
$ 2,570,000	AES Corp. 5.13%, 09/01/2027	$2,595,700

	Electrical Components & Equipment - 0.5%
EUR 1,325,000	Energizer Gamma Acquisition B.V. 4.63%, 07/15/2026(1)	1,582,003

	Entertainment - 2.5%
$ 1,370,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	1,318,625
1,605,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,621,050
1,920,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	2,006,400
2,170,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	2,047,981
1,410,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	1,476,975
230,000	Scientific Games International, Inc. 5.00%, 10/15/2025(1)	221,377

		8,692,408

	Environmental Control - 0.8%
2,551,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	2,634,800

	Food - 1.9%
	Post Holdings, Inc.
2,660,000	5.00%, 08/15/2026(1)	2,507,050
1,395,000	5.63%, 01/15/2028(1)	1,328,737
990,000	5.75%, 03/01/2027(1)	962,775
1,870,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,870,561

		6,669,123

	Gas - 0.2%
640,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	619,200

	Healthcare-Products - 0.8%
2,595,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(1)	2,633,925

	Healthcare-Services - 3.6%
360,000	Charles River Laboratories International, Inc. 5.50%, 04/01/2026(1)	364,500
	Envision Healthcare Corp.
440,000	5.13%, 07/01/2022(1)	444,125
705,000	5.63%, 07/15/2022	720,863
2,645,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	2,754,106
	HCA, Inc.
2,215,000	5.38%, 02/01/2025	2,242,687
1,135,000	5.88%, 05/01/2023	1,187,494
1,776,000	7.50%, 11/15/2095	1,744,920
2,800,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(1)	2,723,000

		12,181,695

	Home Builders - 2.3%
1,915,000	AV Homes, Inc. 6.63%, 05/15/2022	1,972,450
	Beazer Homes USA, Inc.
460,000	5.88%, 10/15/2027	403,650
705,000	6.75%, 03/15/2025	662,700
1,210,000	8.75%, 03/15/2022	1,285,081
1,030,000	KB Home 7.00%, 12/15/2021	1,085,496

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	M/I Homes, Inc.
$ 780,000	5.63%, 08/01/2025	$731,484
1,595,000	6.75%, 01/15/2021	1,630,887

		7,771,748

	Household Products - 0.4%
2,715,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,438,950

	Household Products/Wares - 0.5%
EUR 1,505,000	Diamond (BC) B.V. 5.63%, 08/15/2025(1)	1,619,575

	Insurance - 1.3%
	Genworth Holdings, Inc.
$ 135,000	4.80%, 02/15/2024	119,475
890,000	4.90%, 08/15/2023	805,450
505,000	7.20%, 02/15/2021	524,897
280,000	7.63%, 09/24/2021	291,200
45,000	7.70%, 06/15/2020	46,575
445,000	MGIC Investment Corp. 5.75%, 08/15/2023	458,773
2,205,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	2,177,437

		4,423,807

	Internet - 0.7%
2,175,000	Zayo Group LLC / Zayo Capital, Inc. 6.00%, 04/01/2023	2,232,094

	Iron/Steel - 0.9%
	AK Steel Corp.
1,750,000	7.00%, 03/15/2027	1,660,312
910,000	7.63%, 10/01/2021	925,925
475,000	Steel Dynamics, Inc. 4.13%, 09/15/2025	454,219

		3,040,456

	Lodging - 2.8%
	Boyd Gaming Corp.
790,000	6.00%, 08/15/2026(1)	793,950
1,285,000	6.38%, 04/01/2026	1,313,913
2,590,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,648,275
1,810,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,868,825
1,390,000	Station Casinos LLC 5.00%, 10/01/2025(1)	1,323,975
1,850,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,745,937

		9,694,875

	Machinery - Construction & Mining - 0.6%
1,895,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	2,001,594

	Machinery-Diversified - 0.7%
2,220,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,397,600

	Media - 9.2%
	Altice France S.A.
2,330,000	7.38%, 05/01/2026(1)	2,303,787
2,215,000	8.13%, 02/01/2027(1)	2,262,290
1,140,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	1,134,300
	CCO Holdings LLC / CCO Holdings Capital Corp.
105,000	5.13%, 02/15/2023	104,475
1,685,000	5.13%, 05/01/2023(1)	1,680,787
495,000	5.75%, 09/01/2023	501,188
190,000	5.75%, 01/15/2024	191,900

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,485,000	5.75%, 02/15/2026(1)	$2,469,469
1,840,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)	1,837,505
1,800,000	CSC Holdings LLC 5.25%, 06/01/2024	1,732,500
	DISH DBS Corp.
365,000	5.00%, 03/15/2023	315,725
2,830,000	6.75%, 06/01/2021	2,844,999
667,000	7.88%, 09/01/2019	691,179
	Gray Television, Inc.
1,520,000	5.13%, 10/15/2024(1)	1,459,200
400,000	5.88%, 07/15/2026(1)	391,000
1,595,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,702,758
925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	950,438
	Sinclair Television Group, Inc.
590,000	5.13%, 02/15/2027(1)	547,225
1,005,000	5.88%, 03/15/2026(1)	990,553
	TEGNA, Inc.
1,760,000	4.88%, 09/15/2021(1)	1,753,400
667,000	5.13%, 10/15/2019	668,668
810,000	6.38%, 10/15/2023	836,325
1,845,000	Tribune Media Co. 5.88%, 07/15/2022	1,854,225
	Viacom, Inc.
355,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(5)	345,770
118,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(5)	114,969
990,000	Videotron Ltd. 5.00%, 07/15/2022	1,009,305
959,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	949,410

		31,643,350

	Metal Fabricate/Hardware - 0.6%
	Novelis Corp.
650,000	5.88%, 09/30/2026(1)	623,188
1,200,000	6.25%, 08/15/2024(1)	1,203,000
400,000	TriMas Corp. 4.88%, 10/15/2025(1)	383,000

		2,209,188

	Mining - 2.3%
665,000	Alcoa Nederland Holding B.V. 6.13%, 05/15/2028(1)	684,950
1,740,000	Constellium N.V. 5.88%, 02/15/2026(1)	1,713,900
	First Quantum Minerals Ltd.
885,000	7.00%, 02/15/2021(1)	893,850
200,000	7.25%, 04/01/2023(1)	200,750
650,000	7.50%, 04/01/2025(1)	654,062
1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,319,025
	New Gold, Inc.
95,000	6.25%, 11/15/2022(1)	89,538
990,000	6.38%, 05/15/2025(1)	900,900
230,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/2022(1)	229,425
975,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,073,719

		7,760,119

	Miscellaneous Manufacturing - 0.6%
2,155,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	2,190,019

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Office/Business Equipment - 0.3%
$ 405,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	$409,050
	Pitney Bowes, Inc.
340,000	4.63%, 03/15/2024	303,025
320,000	4.70%, 04/01/2023	287,200

		999,275

	Oil & Gas - 6.9%
2,610,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,643,408
1,905,000	California Resources Corp. 8.00%, 12/15/2022(1)	1,704,975
	Continental Resources, Inc.
500,000	3.80%, 06/01/2024	491,159
250,000	4.50%, 04/15/2023	254,356
397,000	5.00%, 09/15/2022	402,855
1,385,000	Energen Corp. 4.63%, 09/01/2021	1,381,537
795,000	Ensco plc 5.75%, 10/01/2044	578,363
945,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(1)	928,462
1,380,000	Laredo Petroleum, Inc. 5.63%, 01/15/2022	1,378,275
	MEG Energy Corp.
390,000	6.38%, 01/30/2023(1)	351,975
1,210,000	6.50%, 01/15/2025(1)	1,190,337
1,065,000	7.00%, 03/31/2024(1)	962,494
	QEP Resources, Inc.
2,135,000	5.25%, 05/01/2023	2,102,975
200,000	5.38%, 10/01/2022	203,000
180,000	5.63%, 03/01/2026	173,250
235,000	6.80%, 03/01/2020	245,575
930,000	Rowan Cos., Inc. 5.85%, 01/15/2044	692,850
	SM Energy Co.
1,695,000	5.00%, 01/15/2024	1,631,437
240,000	6.13%, 11/15/2022	246,000
	Transocean, Inc.
385,000	6.80%, 03/15/2038	321,475
115,000	7.50%, 04/15/2031	107,813
470,000	9.35%, 12/15/2041(11)	468,825
580,000	Tullow Oil plc 6.25%, 04/15/2022(1)	575,650
2,230,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	2,062,750
	WPX Energy, Inc.
595,000	5.25%, 09/15/2024	591,281
280,000	5.75%, 06/01/2026	280,700
382,000	6.00%, 01/15/2022	396,325
1,250,000	8.25%, 08/01/2023	1,414,125

		23,782,227

	Oil & Gas Services - 0.4%
	Weatherford International Ltd.
335,000	5.95%, 04/15/2042(11)	248,738
880,000	6.50%, 08/01/2036	690,800
335,000	7.00%, 03/15/2038	270,512

		1,210,050

	Packaging & Containers - 5.3%
1,840,000	ARD Finance S.A. (7.88% PIK) 7.13%, 09/15/2023(3)	1,858,400
390,000	ARD Securities Finance S.a.r.l. (8.75% Cash, 8.75% PIK) 8.75%, 01/31/2023(1)(3)	390,000

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
$ 370,000	6.00%, 02/15/2025(1)	$361,213
1,581,000	7.25%, 05/15/2024(1)	1,648,192
1,865,000	Berry Global, Inc. 6.00%, 10/15/2022	1,906,962
1,200,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(1)	1,128,000
	Flex Acquisition Co., Inc.
2,170,000	6.88%, 01/15/2025(1)	2,110,325
775,000	7.88%, 07/15/2026(1)	780,348
1,680,000	Multi-Color Corp. 4.88%, 11/01/2025(1)	1,558,200
2,985,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	3,029,775
530,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(1)	486,275
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,050,000	5.13%, 07/15/2023(1)	2,038,520
815,000	7.00%, 07/15/2024(1)	825,187

		18,121,397

	Pharmaceuticals - 4.6%
	Bausch Health Cos., Inc.
1,155,000	5.50%, 03/01/2023(1)	1,094,363
7,395,000	5.88%, 05/15/2023(1)	7,102,897
1,000,000	6.13%, 04/15/2025(1)	937,500
355,000	7.00%, 03/15/2024(1)	376,389
335,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(1)	328,300
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
2,095,000	6.00%, 07/15/2023(1)	1,780,750
2,985,000	6.00%, 02/01/2025(1)	2,395,462
1,065,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	1,033,083
820,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	696,887

		15,745,631

	Pipelines - 0.8%
	Energy Transfer Equity L.P.
670,000	5.50%, 06/01/2027	686,750
1,907,000	7.50%, 10/15/2020	2,035,723

		2,722,473

	REITS - 0.3%
1,095,000	Equinix, Inc. 5.88%, 01/15/2026	1,131,956

	Retail - 3.5%
	1011778 BC ULC / New Red Finance, Inc.
805,000	4.25%, 05/15/2024(1)	765,756
3,570,000	5.00%, 10/15/2025(1)	3,422,737
1,055,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(1)	982,785
403,000	CEC Entertainment, Inc. 8.00%, 02/15/2022(11)	356,655
915,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	917,288
1,185,000	PetSmart, Inc. 5.88%, 06/01/2025(1)	930,225
1,400,000	Staples, Inc. 8.50%, 09/15/2025(1)	1,316,000
3,400,000	United Rentals North America, Inc. 4.88%, 01/15/2028	3,175,872

		11,867,318

	Semiconductors - 1.3%
570,000	Entegris, Inc. 4.63%, 02/10/2026(1)	540,075

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,005,000	Micron Technology, Inc. 5.50%, 02/01/2025	$2,072,669
	Sensata Technologies B.V.
1,005,000	5.00%, 10/01/2025(1)	1,005,000
770,000	5.63%, 11/01/2024(1)	798,875

		4,416,619

	Software - 3.3%
750,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	744,375
1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,112,625
	First Data Corp.
610,000	5.38%, 08/15/2023(1)	618,388
2,110,000	5.75%, 01/15/2024(1)	2,157,897
2,305,000	7.00%, 12/01/2023(1)	2,411,606
544,000	Infor Software Parent LLC (7.13% Cash, 7.88% PIK) 7.13%, 05/01/2021(1)(3)	549,440
2,925,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,961,562
760,000	Workday, Inc. 0.25%, 10/01/2022(1)	801,516

		11,357,409

	Telecommunications - 5.4%
	Altice Financing S.A.
1,570,000	6.63%, 02/15/2023(1)	1,587,662
1,870,000	7.50%, 05/15/2026(1)	1,820,632
	CenturyLink, Inc.
2,601,000	5.63%, 04/01/2025	2,483,955
569,000	7.50%, 04/01/2024	594,611
845,000	Frontier Communications Corp. 8.50%, 04/01/2026(1)	811,200
1,435,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,381,187
	Sprint Corp.
1,084,000	7.13%, 06/15/2024	1,113,133
2,660,000	7.25%, 09/15/2021	2,796,325
110,000	7.63%, 02/15/2025	115,019
4,766,000	7.88%, 09/15/2023	5,087,705
880,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	882,200

		18,673,629

	Textiles - 0.5%
1,705,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(1)	1,696,475

	Total Corporate Bonds (cost $300,895,871)	$299,206,824

Senior Floating Rate Interests - 4.8%(7)
	Commercial Services - 0.3%
935,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	936,561

	Diversified Financial Services - 0.4%
1,027,425	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	1,023,891
301,881	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	302,636

		1,326,527

	Food - 0.1%
300,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	299,625

	Healthcare-Services - 0.4%
1,245,250	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 08/01/2024	1,244,079

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Household Products - 0.1%
$ 547,250	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.08%, 09/06/2024	$535,621

	Insurance - 1.0%
2,185,000	Asurion LLC 1 mo. USD LIBOR + 3.000%, 0.00%, 11/03/2024(8)	2,181,482
214,463	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.58%, 03/07/2023	218,351
955,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	954,045

		3,353,878

	IT Services - 0.2%
790,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 06/19/2025	790,498

	Leisure Time - 0.7%
2,263,625	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 10/20/2024	2,260,796

	Machinery-Diversified - 0.2%
646,965	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.83%, 07/30/2024	648,142

	Media - 1.0%
1,705,725	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	1,691,874
1,639,953	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 08/17/2024	1,646,103

		3,337,977

	Semiconductors - 0.2%
770,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	771,540

	Software - 0.2%
787,011	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	788,978

	Total Senior Floating Rate Interests (cost $16,288,338)	$16,294,222

Convertible Bonds - 1.5%
	Commercial Services - 0.2%
800,000	Cardtronics, Inc. 1.00%, 12/01/2020(11)	749,917

	Media - 0.2%
910,000	DISH Network Corp. 3.38%, 08/15/2026	826,694

	Oil & Gas - 0.0%
1,645,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(2)	2,138

	Semiconductors - 0.5%
	Microchip Technology, Inc.
656,000	1.63%, 02/15/2027	781,254
684,000	2.25%, 02/15/2037(11)	833,293

		1,614,547

	Software - 0.6%
1,258,000	Western Digital Corp. 1.50%, 02/01/2024(1)(11)	1,231,150
612,000	Servicenow, Inc. 0.00%, 06/01/2022(9)(11)	840,870

		2,072,020

	Total Convertible Bonds (cost $6,867,367)	$5,265,316

Common Stocks - 1.0%
	Consumer Services - 0.2%
69,500	Caesars Entertainment Corp.*	785,350

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Energy - 0.5%
104,555,002	KCA Deutag*(1)(10)(11)(12)		$744,641
22,600	Peabody Energy Corp.		960,274

			1,704,915

	Materials - 0.3%
68,000	Constellium N.V. Class A*		890,800

	Utilities - 0.0%
3,200,000	TCEH Corp.*(10)(11)(12)		3

	Total Common Stocks (cost $4,138,446)		$3,381,068

Escrows - 0.0%
	Electric - 0.0%
1,460,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(2)(10)(11)(12)		—

	Energy-Alternate Sources - 0.0%
78,358	Vistra Energy Corp. 0.00%(11)		49,366

	Total Escrows (cost $— )		$49,366

Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
19,075	GMAC Capital Trust Class 2 3 mo. USD LIBOR + 5.785%, 8.13%(5)		506,823

	Total Preferred Stocks (cost $499,841)		$506,823

	Total Long-Term Investments (cost $329,605,783)		$324,703,619

Short-Term Investments - 4.2%
	Other Investment Pools & Funds - 4.2%
14,485,610	Fidelity Institutional Government Fund, Institutional Class, 1.80%(13)		14,485,610

	Total Short-Term Investments (cost $14,485,610)		$14,485,610

	Total Investments (cost $344,091,393)	98.9%	$339,189,229
	Other Assets and Liabilities	1.1%	3,599,952

	Total Net Assets	100.0%	$342,789,181

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $161,813,929, which represented 47.2% of total net assets.
(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $8,934,147, which represented 2.6% of total net assets.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Security is a zero-coupon bond.
(10)	Investment valued using significant unobservable inputs.
(11)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $8,473,458, which represented 2.5% of total net assets.
(12)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $744,644, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(13)	Current yield as of period end.

Foreign Currency Contracts Outstanding at July 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
7,082,480	USD	6,041,000	EUR	SSG	08/31/18	$ 1,644	$ —

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Hartford High Yield Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	299,206,824	—	299,206,824	—
Senior Floating Rate Interests	16,294,222	—	16,294,222	—
Convertible Bonds	5,265,316	—	5,265,316	—
Common Stocks
Consumer Services	785,350	785,350	—	—
Energy	1,704,915	960,274	—	744,641
Materials	890,800	890,800	—	—
Utilities	3	—	—	3
Escrows	49,366	—	49,366	—
Preferred Stocks	506,823	506,823	—	—
Short-Term Investments	14,485,610	14,485,610	—	—
Foreign Currency Contracts(2)	1,644	—	1,644	—

Total	$339,190,873	$17,628,857	$320,817,372	$744,644

(1) For the period ended July 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

The Hartford Inflation Plus Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 2.4%
	Asset-Backed - Finance & Insurance - 0.3%
$ 1,360,000	HSI Asset Securitization Corp. Trust 1 mo. USD LIBOR + 0.270%, 2.33%, 02/25/2036(1)	$1,350,684

	Asset-Backed - Home Equity - 0.1%
732,166	GSAA Home Equity Trust 5.99%, 06/25/2036(2)(11)	353,216
725,291	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(3)(11)	451,773

		804,989

	Whole Loan Collateral CMO - 2.0%
603,394	Adjustable Rate Mortgage Trust 1 mo. USD LIBOR + 0.540%, 2.60%, 11/25/2035(1)	598,792
1,017,373	Banc of America Funding Trust 6.05%, 10/25/2036(3)	927,880
314,465	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 3.52%, 10/25/2035(1)	318,260
566,829	Chase Mortgage Finance Trust 3.54%, 12/25/2035(2)	542,884
476,505	Deutsche Alt-A Securities Mortgage Loan Trust 1 mo. USD LIBOR + 0.150%, 2.21%, 12/25/2036(1)	439,076
	Fannie Mae Connecticut Avenue Securities
314,100	1 mo. USD LIBOR + 4.900%, 6.96%, 11/25/2024(1)	359,315
174,874	1 mo. USD LIBOR + 5.700%, 7.76%, 04/25/2028(1)	203,549
138,000	1 mo. USD LIBOR + 6.000%, 8.06%, 09/25/2028(1)	163,090
217,096	GreenPoint Mortgage Funding Trust 12 mo. USD MTA + 1.400%, 3.05%, 10/25/2045(1)	185,318
546,104	GSR Mortgage Loan Trust 4.11%, 10/25/2035(2)	464,202
568,661	HarborView Mortgage Loan Trust 1 mo. USD LIBOR + 0.190%, 2.27%, 01/19/2038(1)	557,561
2,436,005	IndyMac Index Mortgage Loan Trust 1 mo. USD LIBOR + 0.290%, 2.35%, 01/25/2036(1)	2,019,887
904,894	JP Morgan Mortgage Trust 3.65%, 01/25/2037(2)	856,958
	MASTR Adjustable Rate Mortgages Trust
1,117,783	1 mo. USD LIBOR + 0.240%, 2.30%, 05/25/2037(1)	692,185
11,379	4.20%, 11/21/2034(2)	11,678
	Residential Funding Mortgage Securities, Inc.
218,432	4.24%, 02/25/2036(2)	199,825
391,671	6.00%, 07/25/2037	371,083
565,318	Structured Adjustable Rate Mortgage Loan Trust 4.04%, 06/25/2035(2)	517,321
600,330	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.420%, 2.48%, 06/25/2044(1)	580,494
776,067	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 12 mo. MTA + 0.830%, 2.48%, 11/25/2046(1)	700,890

		10,710,248

	Total Asset & Commercial Mortgage Backed Securities (cost $12,178,817)	$12,865,921

Foreign Government Obligations - 2.6%
	Argentina - 0.1%
ARS 18,856,000	Argentina POM Politica Monetaria 40.00%, 06/21/2020(2)	688,846

	Brazil - 1.2%
	Brazil Notas do Tesouro Nacional
BRL 11,871,132	6.00%, 05/15/2019(4)	3,229,450
12,356,115	6.00%, 08/15/2022(4)	3,393,001

		6,622,451

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Colombia - 0.4%
COP	5,117,005,737	Colombian TES 4.75%, 02/23/2023(4)	$1,918,350

		Russia - 0.7%
RUB	226,422,173	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(4)	3,596,153

		South Africa - 0.2%
ZAR	20,987,233	South Africa Government Bond - CPI Linked 1.88%, 02/28/2033(4)	1,365,417

		Total Foreign Government Obligations (cost $15,393,455)	$14,191,217

Senior Floating Rate Interests - 5.2%(5)
		Aerospace/Defense - 0.2%
	$189,050	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.57%, 12/11/2024	$189,345
	593,849	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 06/09/2023	593,926

			783,271

		Airlines - 0.1%
	323,400	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 04/28/2023	321,783

		Auto Manufacturers - 0.0%
	104,475	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.60%, 11/06/2024	104,475

		Biotechnology - 0.0%
	99,246	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.33%, 05/15/2022	99,185

		Chemicals - 0.2%
	114,713	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 1.750%, 4.08%, 06/01/2024	114,633
	310,750	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.40%, 02/14/2024	311,915
	181,324	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.58%, 06/09/2023	182,231
	28,840	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.08%, 09/22/2024	28,974
	66,553	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.08%, 09/22/2024	66,862
	91,159	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 07/01/2024	91,372
	140,000	WR Grace & Co. 3 mo. USD LIBOR + 1.750%, 4.08%, 04/03/2025	140,280

			936,267

		Coal - 0.0%
	178,543	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	178,543

		Commercial Services - 0.3%
	99,750	Aramark Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.08%, 03/11/2025	99,833
	100,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	100,167
EUR	190,000	Blitz F18-675 GmbH EURIBOR + 3.750%, 0.00%, 07/31/2025(6)	221,308
	$194,500	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.83%, 06/30/2023	193,973
	115,370	KAR Auction Services, Inc. 3 mo. USD LIBOR + 2.500%, 4.63%, 03/09/2023	115,514
	105,316	ON Assignment, Inc. 4.08%, 04/02/2025	105,237
	139,423	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/15/2023	139,249

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 220,500	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2023	$220,500
287,100	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 05/01/2024	287,255
171,475	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 04/10/2023	171,832
147,750	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 12/07/2023	147,872

		1,802,740

	Distribution/Wholesale - 0.0%
100,000	Reece Ltd. 1 mo. USD LIBOR + 2.000%, 4.34%, 07/02/2025	100,000

	Diversified Financial Services - 0.3%
197,500	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.83%, 04/04/2024	197,788
129,675	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	129,229
500,000	Delos Finance S.a.r.l. 3 mo. USD LIBOR + 1.750%, 4.08%, 10/06/2023	500,625
132,980	Fortress Investment Group LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/27/2022	133,014
EUR 97,014	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	112,202
$ 150,710	RPI Finance Trust 3 mo. USD LIBOR + 2.000%, 4.33%, 03/27/2023	150,969
48,970	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	49,092
269,325	Vantiv LLC 3 mo. USD LIBOR + 1.750%, 3.82%, 08/09/2024	268,822

		1,541,741

	Electric - 0.0%
120,210	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.83%, 06/02/2024	121,061

	Electrical Components & Equipment - 0.0%
150,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(6)	150,961

	Energy-Alternate Sources - 0.1%
118,503	AES Corp. 3 mo. USD LIBOR + 1.750%, 4.07%, 05/31/2022	118,271
185,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 5.84%, 10/31/2024	185,694
141,084	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.58%, 12/31/2023	141,224
142,825	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 08/04/2023	142,528
100,000	Vistra Energy Corp. 1 mo. USD LIBOR + 2.000%, 4.07%, 12/31/2025	99,725

		687,442

	Engineering & Construction - 0.0%
222,750	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.60%, 06/21/2024	223,726

	Entertainment - 0.0%
145,000	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 3.83%, 05/30/2025	145,318

	Environmental Control - 0.1%
128,700	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.19%, 11/10/2023	128,749
148,500	Clean Harbors, Inc. 1 mo. USD LIBOR + 1.750%, 3.83%, 06/27/2024	148,438

		277,187

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Food - 0.1%
$ 216,504	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.84%, 10/30/2022	$216,194
297,000	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 05/24/2024	296,967

		513,161

	Healthcare-Products - 0.0%
103,163	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 09/07/2023	75,402

	Healthcare-Services - 0.2%
138,327	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 12/01/2023	138,184
137,894	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.500%, 0.00%, 07/02/2025(6)	138,928
298,732	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 06/07/2023	298,657
137,344	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 08/01/2024	137,215
187,625	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/06/2024	182,231

		895,215

	Insurance - 0.2%
680,181	Asurion LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 11/03/2023	678,950
215,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	214,785
248,125	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.33%, 05/16/2024	247,319

		1,141,054

	Leisure Time - 0.2%
442,935	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 12/22/2024	444,526
145,162	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.40%, 04/17/2024	145,101
253,725	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 10/20/2024	253,408
114,425	NCL Corp. Ltd. 1 mo. USD LIBOR + 1.750%, 3.82%, 10/10/2021	114,568

		957,603

	Lodging - 0.1%
173,198	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.45%, 09/15/2023	174,064
273,625	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/06/2024	273,198
168,292	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 06/08/2023	168,666

		615,928

	Machinery - Construction & Mining - 0.0%
93,797	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 03/23/2025	94,453

	Media - 0.6%
119,100	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.82%, 01/31/2026	115,527
294,023	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 04/30/2025	294,090
298,102	CSC Holdings LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 07/17/2025	296,239
99,750	Lamar Media Corp. 1 mo. USD LIBOR + 1.750%, 3.88%, 03/14/2025	99,833
99,750	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/31/2025	99,985

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 325,069	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 5.07%, 01/31/2026	$314,260
199,750	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	198,128
100,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 08/17/2024	100,375
330,000	Sinclair Television Group, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 12/12/2024(6)	329,093
135,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 08/15/2026	134,194
	Unitymedia Finance LLC
225,000	1 mo. USD LIBOR + 2.250%, 4.32%, 09/30/2025	224,368
145,000	1 mo. USD LIBOR + 2.250%, 4.32%, 01/15/2026	144,556
190,000	Unitymedia Hessen GmbH & Co. KG 1 mo. USD LIBOR + 2.000%, 4.07%, 06/01/2023	189,367
260,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	258,765
670,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	669,089

		3,467,869

	Miscellaneous Manufacturing - 0.1%
EUR 105,000	CTC AcquiCo GmbH EURIBOR + 3.000%, 3.00%, 03/07/2025	121,214
$ 177,844	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.09%, 10/20/2024	177,769

		298,983

	Oil & Gas - 0.2%
100,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.83%, 12/31/2022	101,583
110,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.58%, 08/23/2021	114,895
775,260	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 4.06%, 02/02/2024	772,647

		989,125

	Packaging & Containers - 0.3%
294,169	Berry Global, Inc. 3 mo. USD LIBOR + 1.750%, 3.92%, 02/08/2020	294,437
100,000	Crown Americas LLC 3 mo. USD LIBOR + 2.000%, 4.08%, 04/03/2025	100,200
162,938	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.34%, 12/29/2023	162,618
99,250	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 10/14/2024	98,931
954,094	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/05/2023	956,938

		1,613,124

	Pharmaceuticals - 0.2%
366,300	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.38%, 04/29/2024	366,377
	IQVIA, Inc.
EUR 165,000	EURIBOR + 2.000%, 2.50%, 06/07/2025	191,882
$ 266,679	3 mo. USD LIBOR + 2.000%, 4.33%, 03/07/2024	266,900
110,000	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.09%, 06/01/2025	110,098

		935,257

	Real Estate - 0.1%
352,615	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.49%, 11/04/2021	352,696
181,779	KFC Holding Co. 1 mo. USD LIBOR + 1.750%, 3.83%, 04/03/2025	181,461

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 219,545	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/20/2024	$219,717

		753,874

	REITS - 0.1%
259,038	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.08%, 04/25/2023	259,159

	Retail - 0.4%
260,387	Albertsons LLC 3 mo. USD LIBOR + 3.000%, 5.34%, 12/21/2022	259,250
493,750	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/31/2023	491,227
85,352	B&G Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 11/02/2022	85,550
123,177	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/16/2024	123,049
198,500	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.08%, 09/25/2024	200,050
530,497	Coty, Inc. 1 mo. USD LIBOR + 2.250%, 4.35%, 04/07/2025	517,070
314,453	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.500%, 4.57%, 01/28/2023	313,963
129,350	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.36%, 09/12/2024	128,094

		2,118,253

	Semiconductors - 0.1%
139,482	MaxLinear, Inc. 1 mo. USD LIBOR + 2.500%, 4.57%, 05/12/2024	140,005
125,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	125,250
104,056	ON Semiconductor Corp. 1 mo. USD LIBOR + 1.750%, 3.83%, 03/31/2023	104,115

		369,370

	Software - 0.8%
163,763	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.81%, 06/13/2024	161,434
341,022	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.10%, 10/19/2024	340,401
246,875	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2024	246,396
202,829	Dell, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 09/07/2023	202,846
	First Data Corp.
831,484	1 mo. USD LIBOR + 2.000%, 4.07%, 07/08/2022	831,384
412,475	1 mo. USD LIBOR + 2.000%, 4.07%, 04/26/2024	412,281
258,698	Global Payments, Inc. 1 mo. USD LIBOR + 1.750%, 3.83%, 04/21/2023	258,912
227,453	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 02/15/2024	227,851
553,883	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/01/2022	554,476
18,608	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	18,498
125,667	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	124,920
127,665	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	127,985
207,900	Verint Systems Inc. 1 mo. USD LIBOR + 2.000%, 4.09%, 06/28/2024	207,900
485,100	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 06/30/2023	485,022

		4,200,306

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Telecommunications - 0.2%
$ 375,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/22/2024	$375,521
434,500	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.63%, 02/02/2024	434,391
374,938	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/15/2024	363,690
100,095	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 01/19/2024	100,434

		1,274,036

	Total Senior Floating Rate Interests (cost $28,073,641)	$28,045,872

U.S. Government Agencies - 7.2%
	Mortgage-Backed Agencies - 7.2%
	FNMA - 7.2%
$ 19,500,000	3.50%, 08/01/2048(7)	$19,320,674
19,500,000	3.50%, 09/01/2048(7)	19,302,277

		38,622,951

		38,622,951

	Total U.S. Government Agencies (cost $38,704,752)	$38,622,951

U.S. Government Securities - 88.3%
	U.S. Treasury Securities - 88.3%
	U.S. Treasury Bonds - 6.3%
$ 29,364,143	U.S. Treasury Bonds 2.50%, 01/15/2029(4)(8)	$34,076,085

		34,076,085

	U.S. Treasury Notes - 82.0%
210,152,179	0.13%, 04/15/2021(4)	205,542,787
66,825,035	0.13%, 07/15/2024(4)(9)	64,399,728
9,749,803	0.25%, 01/15/2025(4)	9,396,222
43,820,409	0.38%, 07/15/2025(4)	42,626,801
13,359,642	0.50%, 01/15/2028(4)	12,909,444
75,723,588	0.63%, 01/15/2024(4)	74,954,348
25,011,315	0.63%, 01/15/2026(4)	24,621,005
8,593,351	0.75%, 07/15/2028(4)	8,520,715

		442,971,050

		477,047,135

	Total U.S. Government Securities (cost $488,323,236)	$477,047,135

	Total Long-Term Investments (cost $582,673,901)	$570,773,096

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
477,506	Fidelity Institutional Government Fund, Institutional Class, 1.79%(10)	477,506

	Total Short-Term Investments (cost $477,506)	$477,506

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $583,151,407)	105.8%	$571,250,602
Total Purchased Options (cost $737,361)	0.1%	$597,944

Total Investments (cost $583,888,768)	105.9%	$571,848,546
Other Assets and Liabilities	(5.9)%	(31,861,128)

Total Net Assets	100.0%	$539,987,418

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(5)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.

(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(7)	Represents or includes a TBA transaction.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(10)	Current yield as of period end.
(11)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $804,989, which represented 0.1% of total net assets.

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/15/29(1)	BOA	3.25%	Receive	05/13/19	USD	4,466,000	4,466,000	$56,653	$70,172	$(13,519)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/15/29(1)	BOA	3.25%	Receive	05/13/19	USD	14,425,000	14,425,000	182,987	232,243	(49,256)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29(1)	DEUT	3.20%	Receive	05/30/19	USD	14,095,000	14,095,000	176,831	210,015	(33,184)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29(1)	BOA	3.20%	Receive	05/30/19	USD	14,465,000	14,465,000	181,473	224,930	(43,457)

Total Puts							47,451,000	$597,944	$737,360	$(139,416)

Total purchased swaption contracts							47,451,000	$597,944	$737,360	$(139,416)

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $597,944, which represented 0.1% of total net assets.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
90-Day Euro Future	28	03/18/2019	$6,801,900	$(6,707)
Canadian Government 10-Year Bond Future	31	09/19/2018	3,211,646	(28,660)
U.S. Treasury 2-Year Note Future	184	09/28/2018	38,893,000	(212)
U.S. Treasury 10-Year Note Future	280	09/19/2018	33,438,125	(4,250)
U.S. Treasury 10-Year Ultra Bond Future	95	09/19/2018	12,075,391	24,810

Total				$(15,019)

Short position contracts:
90-Day Euro Future	28	03/16/2020	$6,785,100	$9,218
Long Gilt Future	42	09/26/2018	6,762,991	2,734
U.S. Treasury 5-Year Note Future	240	09/28/2018	27,150,000	72,092
U.S. Treasury Ultra Bond Future	41	09/19/2018	6,433,156	(10,814)

Total				$73,230

Total futures contracts				$58,211

        OTC Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.6	GSC	USD	19,357,095	0.50%	05/11/63	Monthly	$—	$(15,201)	$152,619	$167,820

Total traded indices							$—	$(15,201)	$152,619	$167,820

Total OTC contracts							$—	$(15,201)	$152,619	$167,820

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2018

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	2.29% Fixed	CPURNSA	USD	25,572,000	01/15/22	At maturity	$—	$—	$(26,114)	$(26,114)
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/24	At maturity	—	—	109,077	109,077

Total							$—	$—	$82,963	$82,963

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 M Federal Funds Rate	2.52% Fixed	USD	3,404,497	11/15/24	Annual	$—	$—	$247	$247
12M Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	Annual	82,233	—	419,304	337,071
12M Federal Funds Rate	0.94% Fixed	USD	13,439,000	08/22/24	Annual	—	—	1,352,658	1,352,658
12M Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	Annual	—	—	1,105,996	1,105,996
3 Mo. USD LIBOR	2.25% Fixed	USD	24,709,000	06/20/28	Semi-Annual	1,327,676	—	1,660,642	332,966

Total						$1,409,909	$—	$4,538,847	$3,128,938

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Bond Forward Contracts Outstanding at July 31, 2018
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.13%, 04/15/2020	USD	2,819,094	08/31/2018	$(748)
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2026	USD	17,984,172	08/31/2018	(19,493)
DEUT	U.S. Treasury Bonds, 0.13%, 07/15/2024	USD	12,305,559	08/31/2018	(18,108)
DEUT	U.S. Treasury Bonds, 0.63%, 01/15/2024	USD	2,842,323	08/31/2018	(4,650)
GS	U.S. Treasury Bonds, 2.88%, 08/15/2045	USD	25,719,455	08/31/2018	(29,872)

Total					$(72,871)

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
5,071,000	AUD	3,748,417	USD	MSC	08/31/18	$ 19,740	$ —
10,636,000	CAD	8,143,951	USD	RBC	08/31/18	36,895	—
1,757,000	CHF	1,768,995	USD	BNP	08/31/18	10,174	—
1,994,000	EUR	2,324,602	USD	SCB	08/03/18	7,586	—
5,607,000	EUR	6,541,447	USD	BNP	08/31/18	30,686	—
1,774,000	GBP	2,327,816	USD	BCLY	08/31/18	3,751	—
170,925,000	JPY	1,546,788	USD	GSC	08/03/18	—	(17,853)
170,925,000	JPY	1,540,436	USD	BNP	08/31/18	—	(8,541)
314,274,000	JPY	2,836,946	USD	NOM	08/31/18	—	(20,302)
314,274,000	JPY	2,837,642	USD	CBA	08/31/18	—	(20,999)
5,053,060	USD	6,834,000	AUD	GSC	08/31/18	—	(25,148)
6,351,053	USD	23,859,000	BRL	MSC	09/19/18	29,055	—
342,289	USD	1,325,000	BRL	BOA	09/19/18	—	(8,801)
4,215,530	USD	5,507,000	CAD	MSC	08/31/18	—	(20,265)
3,311,342	USD	3,275,000	CHF	UBS	08/31/18	—	(4,979)
1,580,746	USD	4,536,740,000	COP	BCLY	09/19/18	14,605	—
377,322	USD	1,083,500,000	COP	BOA	09/19/18	3,284	—
1,055,844	USD	900,000	EUR	RBC	08/03/18	3,202	—
1,279,769	USD	1,094,000	EUR	BNP	08/03/18	224	—
7,348,616	USD	6,268,000	EUR	SSG	08/31/18	1,705	—
2,328,103	USD	1,993,000	EUR	SCB	08/31/18	—	(7,952)
5,247,987	USD	3,993,000	GBP	CBK	08/31/18	—	(11)
1,537,677	USD	170,925,000	JPY	BNP	08/03/18	8,742	—
3,829,572	USD	424,297,000	JPY	DEUT	08/31/18	26,861	—
1,680,851	USD	105,881,000	RUB	CBK	09/19/18	—	(4,737)
1,664,327	USD	105,882,000	RUB	BCLY	09/19/18	—	(21,276)
710,544	USD	9,506,000	ZAR	BCLY	09/19/18	—	(6,696)
704,112	USD	9,506,000	ZAR	BCLY	09/19/18	—	(13,129)
Total						$ 196,510	$ (180,689)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
MTA	Monthly Treasury Average Index

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$12,865,921	$—	$12,865,921	$—
Foreign Government Obligations	14,191,217	—	14,191,217	—
Senior Floating Rate Interests	28,045,872	—	28,045,872	—
U.S. Government Agencies	38,622,951	—	38,622,951	—
U.S. Government Securities	477,047,135	—	477,047,135	—
Short-Term Investments	477,506	477,506	—	—
Purchased Options	597,944	—	597,944	—
Foreign Currency Contracts(2)	196,510	—	196,510	—
Futures Contracts(2)	108,854	108,854	—	—
Swaps - Credit Default(2)	167,820	—	167,820	—
Swaps - Interest Rate(2)	3,238,015	—	3,238,015	—

Total	$575,559,745	$586,360	$574,973,385	$—

Liabilities
Bond Forward Contracts(2)	$(72,871)	$—	$(72,871)	$—
Foreign Currency Contracts(2)	(180,689)	—	(180,689)	—
Futures Contracts(2)	(50,643)	(50,643)	—	—
Swaps - Interest Rate(2)	(26,114)	—	(26,114)	—

Total	$(330,317)	$(50,643)	$(279,674)	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford International Equity Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.2%
	Argentina - 0.4%
4,008	Banco Macro S.A. ADR	$273,786
12,346	Grupo Financiero Galicia S.A. ADR	439,888
11,161	YPF S.A. ADR	185,273

		898,947

	Australia - 1.6%
33,105	BHP Billiton plc	761,869
96,130	Resolute Mining Ltd.	91,126
255,126	South32 Ltd.	678,988
61,711	Treasury Wine Estates Ltd.	845,065
31,214	Wesfarmers Ltd.	1,147,688
92,803	Western Areas Ltd.	223,911

		3,748,647

	Austria - 0.5%
14,523	Ams AG*	1,044,841
13,392	Zumtobel Group AG*(1)	96,166

		1,141,007

	Belgium - 0.9%
8,069	Ageas	432,782
37,086	AGFA-Gevaert N.V.*	177,052
11,721	Groupe Bruxelles Lambert S.A.	1,245,107
7,597	Orange Belgium S.A.	121,866

		1,976,807

	Brazil - 1.0%
244,344	BR Malls Participacoes S.A.*	647,756
59,769	Gol Linhas Aereas Inteligentes S.A. ADR*(1)	438,107
54,600	Localiza Rent a Car S.A.	345,496
36,932	Petroleo Brasileiro S.A. ADR	433,213
26,500	Raia Drogasil S.A.	525,015

		2,389,587

	Canada - 5.6%
34,562	Advantage Oil & Gas Ltd.*	119,559
27,029	ARC Resources Ltd.	321,019
14,248	Bank of Montreal(1)	1,129,347
15,746	Bank of Nova Scotia	933,128
40,800	Barrick Gold Corp.	457,289
58,969	Cameco Corp.	637,356
10,069	Canadian Imperial Bank of Commerce	918,931
10,315	Canadian National Railway Co.	920,765
20,279	Canadian Natural Resources Ltd.	745,156
37,176	Centerra Gold, Inc.*	168,897
15,572	Descartes Systems Group, Inc.*	497,739
76,408	Eldorado Gold Corp.*(1)	83,285
112,380	Encana Corp.	1,550,695
21,537	First Quantum Minerals Ltd.	335,923
39,333	Kinross Gold Corp.*	141,599
13,927	Magna International, Inc.	848,350
10,309	Northern Dynasty Minerals Ltd.*(1)	6,340
40,929	Painted Pony Energy Ltd.*(1)	83,063
12,509	PrairieSky Royalty Ltd.	237,323
17,246	Royal Bank of Canada	1,346,298
141,039	StorageVault Canada, Inc.	263,462
22,450	Tourmaline Oil Corp.	443,529
41,506	Trican Well Service Ltd.*	87,425
53,355	Tricon Capital Group, Inc.	446,659
24,164	Uranium Participation Corp.*	82,104

		12,805,241

	China - 8.0%
400,490	361 Degrees International Ltd.	116,711
11,588	Alibaba Group Holding Ltd. ADR*	2,169,621

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

143,924	Anhui Conch Cement Co., Ltd. Class A	$816,043
9,400	Anhui Conch Cement Co., Ltd. Class H	60,453
2,826	BeiGene Ltd. ADR*(1)	535,979
482,670	China BlueChemical Ltd. Class H	179,316
666,000	China Construction Bank Corp. Class H	608,912
61,586	China International Travel Service Corp. Ltd. Class A	635,213
1,075,496	China Longyuan Power Group Corp. Ltd. Class H	1,001,762
195,580	China Machinery Engineering Corp. Class H	104,784
91,500	China Shenhua Energy Co., Ltd. Class H	207,461
1,795,550	China Telecom Corp. Ltd. Class H	849,209
328,800	CNOOC Ltd.	550,854
189,100	CSPC Pharmaceutical Group Ltd.	495,739
470,810	Daphne International Holdings Ltd.*	21,639
341,340	Dongfeng Motor Group Co., Ltd. Class H	343,190
56,120	ENN Energy Holdings Ltd.	570,612
65,188	Gree Electric Appliances, Inc. of Zhuhai Class A*	423,437
93,600	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	475,449
480,800	Huifu Payment Ltd.*(2)	309,955
11,388	JD.com, Inc. ADR*	408,374
4,776	Kweichow Moutai Co., Ltd. Class A	509,515
70,600	Midea Group Co., Ltd. Class A	493,621
13,437	New Oriental Education & Technology Group, Inc. ADR	1,156,120
385,940	PICC Property & Casualty Co., Ltd. Class H	436,088
89,030	Ping An Insurance Group Co. of China Ltd. Class H	828,805
109,946	Spring Airlines Co., Ltd. Class A	545,149
26,862	Sunny Optical Technology Group Co., Ltd.	445,549
43,205	Tencent Holdings Ltd.	1,966,448
5,112	Weibo Corp. ADR*	423,018
55,552	Wuxi Biologics Cayman, Inc.*(2)	566,018

		18,255,044

	Colombia - 0.2%
22,722	Ecopetrol S.A. ADR(1)	485,569

	Denmark - 0.5%
231	AP Moller - Maersk A/S Class B	331,678
10,969	D/S Norden A/S*	202,253
6,903	DSV A/S	578,321

		1,112,252

	Finland - 0.1%
32,746	Nokia Oyj	177,734

	France - 8.0%
35,222	Air France-KLM*	321,450
5,696	Airbus SE	704,989
19,594	Alstom S.A.	878,437
20,374	BNP Paribas S.A.	1,321,657
5,612	Capgemini SE	717,962
45,627	Cie de Saint-Gobain	2,028,499
2,864	Coface S.A.*	25,700
23,671	Danone S.A.	1,858,463
21,776	Engie S.A.	351,651
4,458	Essilor International Cie Generale d’Optique S.A.	656,949
2,331	L’Oreal S.A.	569,629
5,986	Legrand S.A.	439,359
9,078	Maisons du Monde S.A.(2)	277,516
2,855	Metropole Television S.A.	61,432
7,921	Neopost S.A.	204,736
10,152	Pernod Ricard S.A.	1,635,667
25,708	Peugeot S.A.	738,384
1,478	Renault S.A.	129,885
21,052	Rexel S.A.	329,250
5,255	Safran S.A.	651,640
8,999	Schneider Electric SE	722,312
10,054	Societe Generale S.A.	448,388
385	Sopra Steria Group S.A.	68,099
23,185	Television Francaise S.A.	251,594

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

17,335	Total S.A.	$1,130,681
2,460	Unibail-Rodamco-Westfield REIT	546,123
11,919	Valeo S.A.	584,047
2,778	Vicat S.A.	179,710
4,924	Vinci S.A.	495,461

		18,329,670

	Germany - 4.1%
9,949	Allianz SE	2,201,261
4,091	Beiersdorf AG	476,884
27,255	CECONOMY AG	223,883
168,032	E.ON SE	1,895,773
4,576	Hamburger Hafen und Logistik AG	105,552
9,789	Henkel AG & Co. KGaA	1,228,404
25,673	Infineon Technologies AG	679,892
15,937	Metro AG	196,810
10,910	RWE AG	286,325
3,501	Salzgitter AG	173,144
6,163	Volkswagen AG	1,098,014
14,373	Zalando SE*(2)	824,588

		9,390,530

	Greece - 0.5%
36,636	Fourlis Holdings S.A.*	247,189
46,467	Hellenic Telecommunications Organization S.A.	603,865
15,379	OPAP S.A.	171,705

		1,022,759

	Hong Kong - 3.3%
70,705	AIA Group Ltd.	618,920
151,775	AMVIG Holdings Ltd.	37,320
45,700	China Mobile Ltd.	412,827
66,000	China Overseas Land & Investment Ltd.	207,928
658,118	China Resources Cement Holdings Ltd.	752,376
40,700	China Resources Gas Group Ltd.	193,172
987,750	China Unicom Hong Kong Ltd.	1,219,639
99,990	CLP Holdings Ltd.	1,142,979
216,000	CST Group Ltd.*	879
15,770	Dah Sing Financial Holdings Ltd.	100,087
4,199,090	G-Resources Group Ltd.*	49,819
76,900	Health and Happiness H&H International Holdings Ltd.*	570,763
153,880	Henderson Land Development Co., Ltd.	859,503
827,610	Pacific Basin Shipping Ltd.*	216,282
220,817	Sands China Ltd.	1,140,906

		7,523,400

	Hungary - 0.3%
122,160	Magyar Telekom Telecommunications plc	176,108
15,499	OTP Bank Nyrt	582,982

		759,090

	India - 2.4%
59,273	Allahabad Bank*	39,574
21,665	Bharat Financial Inclusion Ltd.*	384,838
46,279	Canara Bank	192,951
60,739	Corp. Bank*	24,637
108,104	Crompton Greaves Consumer Electricals Ltd.	383,839
85,441	Edelweiss Financial Services Ltd.	387,079
1,165	Eicher Motors Ltd.	473,107
7,840	HDFC Bank Ltd. ADR	810,186
128,634	ICICI Bank Ltd.	569,214
82,453	ICICI Bank Ltd. ADR*	728,060
32,853	Infosys Ltd. ADR	662,973
83,509	NTPC Ltd.	188,738
75,730	Oberoi Realty Ltd.	548,684

		5,393,880

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Ireland - 1.1%
97,750	Bank of Ireland Group plc	$838,928
248,422	Cairn Homes plc*	493,837
14,218	CRH plc	486,295
304,376	Glenveagh Properties plc*(2)	398,632
48,863	Glenveagh Properties plc*(5)	—
204,168	Hibernia plc REIT	347,764

		2,565,456

	Israel - 0.2%
18,800	Teva Pharmaceutical Industries Ltd. ADR	450,072

	Italy - 3.4%
26,021	Assicurazioni Generali S.p.A.	461,431
46,176	Banca Popolare dell’Emilia Romagna SC	257,066
54,424	Davide Campari-Milano S.p.A.	458,445
95,890	Eni S.p.A.	1,845,742
4,300	Ferrari N.V.	570,709
48,131	FinecoBank Banca Fineco S.p.A.	564,404
37,379	Geox S.p.A.	99,289
55,277	Leonardo S.p.A.	660,398
12,984	Moncler S.p.A.	572,252
68,794	Pirelli & C. S.p.A.*(2)	600,548
65,911	Saipem S.p.A.*	344,266
74,829	UniCredit S.p.A.	1,321,266

		7,755,816

	Japan - 18.1%
10,430	Aisan Industry Co., Ltd.	95,155
1,395	Alpha Systems, Inc.	28,788
21,980	Aozora Bank Ltd.	821,362
14,230	Avex, Inc.	195,346
3,950	Benesse Holdings, Inc.	143,905
9,980	Canon, Inc.	323,795
4,470	Cawachi Ltd.	87,750
5,622	Central Japan Railway Co.	1,170,938
17,620	Chiyoda Corp.	141,070
4,140	Chubu Steel Plate Co., Ltd.	25,375
31,130	Citizen Watch Co., Ltd.	205,047
3,700	CMIC Holdings Co., Ltd.	82,859
19,880	Dai-ichi Life Holdings, Inc.	375,364
25,000	Daiwa House Industry Co., Ltd.	911,638
9,820	DeNA Co., Ltd.	185,212
14,836	East Japan Railway Co.	1,387,642
10,530	Eisai Co., Ltd.	906,550
3,490	Enplas Corp.	98,538
8,670	Exedy Corp.	278,958
1,775	FANUC Corp.	357,913
11,265	Fuji Media Holdings, Inc.	185,358
64,050	Fujitsu Ltd.	436,528
18,500	Funai Electric Co., Ltd.*	104,563
3,935	Gendai Agency, Inc.	18,859
38,780	Gree, Inc.	214,950
5,980	Hisaka Works Ltd.	58,335
26,420	Hitachi Metals Ltd.	286,321
23,540	Honda Motor Co., Ltd.	718,691
6,830	Honeys Holdings Co., Ltd.	64,268
8,590	Hosiden Corp.	72,126
10,270	Ibiden Co., Ltd.	169,124
11,640	Ichiyoshi Securities Co., Ltd.	114,313
27,253	Inpex Corp.	299,207
10,520	Japan Petroleum Exploration Co., Ltd.	249,225
80,070	Japan Post Bank Co., Ltd.	960,847
5,440	Japan Steel Works Ltd.	134,120
17,570	Japan Tobacco, Inc.	500,037
13,730	JGC Corp.	266,421
19,460	JSR Corp.	374,173

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

25,720	KDDI Corp.	$715,964
13,430	Keihin Corp.	277,282
18,710	Komatsu Ltd.	552,845
11,640	Kyoei Steel Ltd.	227,889
6,050	Maxell Holdings Ltd.	99,808
1,930	Melco Holdings, Inc.	73,712
5,300	Miraial Co., Ltd.	54,068
12,031	Mitsubishi Heavy Industries Ltd.	451,777
238,009	Mitsubishi UFJ Financial Group, Inc.	1,460,629
28,180	Mitsui Fudosan Co., Ltd.	673,832
320,650	Mizuho Financial Group, Inc.	557,383
17,650	Nakayama Steel Works Ltd.	103,702
8,130	Neturen Co., Ltd.	75,933
25,800	NGK Insulators Ltd.	453,087
18,900	Nichicon Corp.	237,447
4,785	Nidec Corp.	695,023
10,020	Nikon Corp.	169,147
1,915	Nintendo Co., Ltd.	647,628
16,025	Nippon Television Holdings, Inc.	258,012
31,200	Nipro Corp.	381,199
9,530	Nishimatsuya Chain Co., Ltd.	102,935
113,704	Nissan Motor Co., Ltd.	1,075,537
11,732	Nissin Kogyo Co., Ltd.	201,074
17,350	NOK Corp.	348,790
42,344	NTT DOCOMO, Inc.	1,090,143
31,326	Ono Pharmaceutical Co., Ltd.	740,210
5,040	Pacific Metals Co., Ltd.*	145,282
4,818	PAL GROUP Holdings Co., Ltd.	113,570
156,460	Pioneer Corp.*	212,957
2,910	Proto Corp.	35,801
4,410	Sankyo Co., Ltd.	173,785
7,390	Sanyo Shokai Ltd.	134,729
6,075	SCREEN Holdings Co., Ltd.	443,208
15,222	Secom Co., Ltd.	1,163,456
51,891	Sekisui House Ltd.	884,508
24,410	Seven & i Holdings Co., Ltd.	996,901
1,750	Shimamura Co., Ltd.	163,759
13,159	Shin-Etsu Chemical Co., Ltd.	1,331,185
12,630	Shinko Electric Industries Co., Ltd.	121,068
13,075	SoftBank Group Corp.	1,092,053
24,890	Sony Corp.	1,337,758
24,100	Sumitomo Electric Industries Ltd.	370,734
43,605	Sumitomo Mitsui Financial Group, Inc.	1,730,583
9,750	Sumitomo Mitsui Trust Holdings, Inc.	387,286
15,160	Sumitomo Riko Co., Ltd.	169,466
52,325	T&D Holdings, Inc.	781,844
11,750	Takeda Pharmaceutical Co., Ltd.	496,119
24,360	Tochigi Bank Ltd.	89,944
16,290	Tokai Rika Co., Ltd.	338,330
21,982	Tokio Marine Holdings, Inc.	1,045,814
5,630	Tokyo Seimitsu Co., Ltd.	191,113
26,170	Tokyo Steel Manufacturing Co., Ltd.	224,520
16,370	Toppan Forms Co., Ltd.	166,684
25,760	Toshiba Machine Co., Ltd.	126,257
13,380	Toyo Engineering Corp.*	86,572
33,775	Toyo Tire & Rubber Co., Ltd.	534,024
11,870	Toyoda Gosei Co., Ltd.	301,198
5,560	TV Asahi Holdings Corp.	111,335
16,860	Ushio, Inc.	219,662
11,550	Xebio Holdings Co., Ltd.	172,177
96,010	Yahoo Japan Corp.	365,279
8,560	Yamato Kogyo Co., Ltd.	266,953

		41,301,641

	Luxembourg - 0.3%
3,800	Spotify Technology S.A.*	694,754

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Malaysia - 1.4%
509,730	IHH Healthcare Bhd	$741,926
184,330	Kuala Lumpur Kepong Bhd	1,122,758
237,040	Public Bank Bhd	1,404,067

		3,268,751

	Mexico - 0.5%
1,253,137	America Movil S.A.B. de C.V. Class L	1,072,422

	Netherlands - 4.5%
13,740	AerCap Holdings N.V.*	771,226
2,707	ASML Holding N.V.	579,753
11,384	Fugro N.V.*(1)	163,789
18,449	Heineken N.V.	1,864,121
75,752	ING Groep N.V.	1,158,002
29,589	Koninklijke Philips N.V.	1,298,944
79,589	PostNL N.V.	314,172
91,720	Royal Dutch Shell plc Class A	3,142,606
27,708	Royal Dutch Shell plc Class B	970,534

		10,263,147

	Norway - 0.2%
11,602	Storebrand ASA	98,825
10,503	Yara International ASA	463,099

		561,924

	Poland - 0.2%
22,787	Alior Bank S.A.*	453,107

	Portugal - 0.3%
34,020	CTT-Correios de Portugal S.A.(1)	119,495
30,272	Galp Energia SGPS S.A.	621,731

		741,226

	Russia - 1.8%
87,374	Gazprom PJSC ADR	391,837
5,680	LUKOIL PJSC ADR	407,434
58,532	Sberbank of Russia PJSC	201,304
11,980	Sberbank of Russia PJSC ADR	168,529
62,650	Surgutneftegas OJSC ADR	286,834
72,537	Yandex N.V. Class A*	2,608,431

		4,064,369

	Singapore - 1.2%
39,860	DBS Group Holdings Ltd.	784,258
119,589	Oversea-Chinese Banking Corp. Ltd.	1,018,799
430,390	Singapore Telecommunications Ltd.	1,012,212

		2,815,269

	South Africa - 0.4%
7,025	Anglo American Platinum Ltd.	216,089
69,906	Gold Fields Ltd.	256,537
42,088	Impala Platinum Holdings Ltd.*	62,515
186,500	Nampak Ltd.*	212,880
59,192	Raubex Group Ltd.	89,232

		837,253

	South Korea - 3.3%
3,719	CJ CGV Co., Ltd.	199,900
3,283	CJ CheilJedang Corp.	993,349
3,346	CJ ENM Co., Ltd.	694,728
984	CJ Logistics Corp.*	133,075
949	Hugel, Inc.*	405,868
9,452	ING Life Insurance Korea Ltd.*(2)	356,663
6,069	KB Financial Group, Inc.	291,697
11,366	Kia Motors Corp.	322,233
13,224	KT Corp.	337,367
2,010	NCSoft Corp.	693,864
3,054	NHN Entertainment Corp.*	171,882
62,539	Samsung Electronics Co., Ltd.	2,596,008

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

6,638	Shinhan Financial Group Co., Ltd.	$258,944
22,011	Tongyang Life Insurance Co., Ltd.	145,881

		7,601,459

	Spain - 1.3%
3,930	Almirall S.A.	56,237
84,247	CaixaBank S.A.	387,610
20,833	Cellnex Telecom S.A.(2)	553,623
143,381	Iberdrola S.A.	1,114,772
4,096	Iberdrola S.A.	31,851
19,425	Metrovacesa S.A.*(2)	312,553
14,221	Neinor Homes S.A.*(2)	269,020
118,933	Unicaja Banco S.A.(2)	200,746

		2,926,412

	Sweden - 1.1%
25,898	Assa Abloy AB Class B	511,239
19,477	Atlas Copco AB Class A	557,751
31,022	Essity AB Class B	776,000
48,813	Qliro Group AB*	70,916
71,663	SAS AB*	140,554
55,545	Telefonaktiebolaget LM Ericsson Class B	436,042

		2,492,502

	Switzerland - 7.0%
7,613	Adecco Group AG	468,026
21,506	GAM Holding AG*	217,437
2,220	Geberit AG	988,509
362	Givaudan S.A.	847,335
16,350	Julius Baer Group Ltd. AG*	896,955
5,348	Kuehne + Nagel International AG	853,540
8,458	LafargeHolcim Ltd.*	431,309
20,538	Nestle S.A.	1,673,710
33,273	Novartis AG	2,792,327
1,962	Roche Holding AG	481,958
5,664	Schindler Holding AG	1,318,994
15,094	Swiss Prime Site AG*	1,383,252
2,167	Swisscom AG	1,017,397
135,459	UBS Group AG*	2,226,463
1,174	Zurich Insurance Group AG	360,008

		15,957,220

	Taiwan - 3.9%
303,560	Acer, Inc.*	248,783
17,885	ASPEED Technology, Inc.	474,340
40,395	Catcher Technology Co., Ltd.	497,567
605,200	Cathay Financial Holding Co., Ltd.	1,043,726
352,189	Chunghwa Telecom Co., Ltd.	1,220,520
462,950	Compal Electronics, Inc.	288,067
243,470	Formosa Chemicals & Fibre Corp.	960,521
293,460	Formosa Plastics Corp.	1,080,635
11,050	MediaTek, Inc.	91,899
379,402	Nan Ya Plastics Corp.	1,054,241
75,000	PChome Online, Inc.*	335,096
432,350	Shin Kong Financial Holding Co., Ltd.	164,242
31,010	Simplo Technology Co., Ltd.	180,244
150,050	Taiwan Semiconductor Manufacturing Co., Ltd.	1,199,756

		8,839,637

	United Kingdom - 9.6%
68,243	Acacia Mining plc*	109,547
50,164	Anglo American plc	1,135,504
41,372	AstraZeneca plc	3,184,659
139,537	BP plc	1,048,682
118,839	BT Group plc	363,538
177,880	Centrica plc	347,296
310,458	Cobham plc*	508,997
49,363	Compass Group plc	1,061,765

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

18,483	Diageo plc	$678,094
46,480	Firstgroup plc*	53,712
70,428	GlaxoSmithKline plc	1,462,807
10,834	Go-Ahead Group plc	219,271
153,672	Grainger plc	617,235
45,859	Halfords Group plc	196,522
88,472	Hays plc	230,545
101,226	HSBC Holdings plc	969,370
86,111	J Sainsbury plc	369,267
45,451	Just Eat plc*	472,451
66,672	Marks & Spencer Group plc	269,465
103,447	National Grid plc	1,105,120
179,873	Petra Diamonds Ltd.*	108,839
67,168	QinetiQ Group plc	238,736
54,043	RELX N.V.(1)	1,175,365
52,736	RELX plc	1,148,978
38,780	Serco Group plc*	51,476
77,574	SIG plc	123,577
86,088	Smith & Nephew plc	1,490,532
42,366	Standard Chartered plc	382,028
11,559	SThree plc	51,129
19,116	Ultra Electronics Holdings plc	414,247
24,802	Unilever N.V.(1)	1,430,851
368,307	Vodafone Group plc	899,759

		21,919,364

	United States - 0.0%
1,971	Dropbox, Inc. Class C(2)(3)(4)(5)(6)	51,298

	Vietnam - 0.0%
54,380	Vincom Retail JSC*	95,315

	Total Common Stocks (cost $220,399,072)	$222,138,578

Exchange-Traded Funds - 0.2%
	Other Investment Pools & Funds - 0.2%
1,150	iShares Core MSCI EAFE ETF	74,658
6,745	iShares Core MSCI Emerging Markets ETF	364,904

		439,562

	Total Exchange-Traded Funds (cost $430,559)	$439,562

Preferred Stocks - 0.3%
	Brazil - 0.3%
33,600	Cia Paranaense de Energia	183,519
34,575	Itau Unibanco Holding S.A.	414,535
10,300	Telefonica Brasil S.A.	112,679

		710,733

	Total Preferred Stocks (cost $699,717)	$710,733

	Total SecLending NonCash - Including Mark (cost $227,348)	$375,800

Warrants - 0.0%
	United States - 0.0%
1,471	Emergent Capital, Inc. Expires 04/11/2019(5)(6)	—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $221,529,348)	$223,288,873

Short-Term Investments - 4.6%
	Other Investment Pools & Funds - 2.3%
5,276,962	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(7)	5,276,962

	Securities Lending Collateral - 2.3%
259,658	Citibank NA DDCA, 1.91%, 8/1/2018(7)	259,658

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

2,669,491	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(7)		$2,669,491
1,069,312	Invesco Government & Agency Portfolio, 1.81%(7)		1,069,312
551,194	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(7)		551,194
643,496	Western Asset Institutional Government Class A Fund, 1.76%(7)		643,496

			5,193,151

	Total Short-Term Investments (cost $10,470,113)		$10,470,113

	Total Investments (cost $231,999,461)	102.3%	$233,758,986
	Other Assets and Liabilities	(2.3)%	(5,202,282)

	Total Net Assets	100.0%	$228,556,704

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $4,721,160, which represented 2.1% of total net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
01/2015	Dropbox, Inc. Class C	1,971	$ 26,766	$ 51,298

(5)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $51,298, which represented 0.0% of total net assets.

(6)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $51,298, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
EAFE (mini MSCI) Index Future	13	09/21/2018	$1,302,795	$48,801
MSCI Emerging Market Index Future	10	09/21/2018	548,150	25,457

Total				$74,258

Total futures contracts				$74,258

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford International Equity Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$898,947	$898,947	$—	$—
Australia	3,748,647	—	3,748,647	—
Austria	1,141,007	—	1,141,007	—
Belgium	1,976,807	—	1,976,807	—
Brazil	2,389,587	2,389,587	—	—
Canada	12,805,241	12,805,241	—	—
China	18,255,044	5,003,067	13,251,977	—
Colombia	485,569	485,569	—	—
Denmark	1,112,252	—	1,112,252	—
Finland	177,734	—	177,734	—
France	18,329,670	546,123	17,783,547	—
Germany	9,390,530	—	9,390,530	—
Greece	1,022,759	247,189	775,570	—
Hong Kong	7,523,400	37,320	7,486,080	—
Hungary	759,090	—	759,090	—
India	5,393,880	2,201,219	3,192,661	—
Ireland	2,565,456	1,240,233	1,325,223	—
Israel	450,072	450,072	—	—
Italy	7,755,816	—	7,755,816	—
Japan	41,301,641	—	41,301,641	—
Luxembourg	694,754	694,754	—	—
Malaysia	3,268,751	1,122,758	2,145,993	—
Mexico	1,072,422	1,072,422	—	—
Netherlands	10,263,147	771,226	9,491,921	—
Norway	561,924	—	561,924	—
Poland	453,107	—	453,107	—
Portugal	741,226	—	741,226	—
Russia	4,064,369	2,809,735	1,254,634	—
Singapore	2,815,269	—	2,815,269	—
South Africa	837,253	302,112	535,141	—
South Korea	7,601,459	—	7,601,459	—
Spain	2,926,412	344,404	2,582,008	—
Sweden	2,492,502	—	2,492,502	—
Switzerland	15,957,220	—	15,957,220	—
Taiwan	8,839,637	—	8,839,637	—
United Kingdom	21,919,364	1,031,058	20,888,306	—
United States	51,298	—	—	51,298
Vietnam	95,315	—	95,315	—
Exchange-Traded Funds	439,562	439,562	—	—
Preferred Stocks	710,733	710,733	—	—
Warrants	—	—	—	—
Short-Term Investments	10,470,113	10,470,113	—	—
Futures Contracts(2)	74,258	74,258	—	—

Total	$233,833,244	$46,147,702	$187,634,244	$51,298

(1) For the period ended July 31, 2018, investments valued at $1,448,251 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $521,900 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Growth Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Australia - 3.4%
97,932	Aristocrat Leisure Ltd.	$2,345,759
54,928	BHP Billiton plc	1,264,097
492,451	Qantas Airways Ltd.	2,461,336
421,342	South32 Ltd.	1,121,352
322,299	Treasury Wine Estates Ltd.	4,413,537

		11,606,081

	Austria - 0.5%
24,201	ams AG*	1,741,114

	Brazil - 0.3%
407,035	BR Malls Participacoes S.A.*	1,079,050

	Canada - 4.0%
77,168	Cameco Corp.	834,056
61,360	Canadian National Railway Co.	5,473,474
194,438	Encana Corp.	2,682,986
55,586	First Quantum Minerals Ltd.	867,002
61,894	Magna International, Inc.	3,770,212

		13,627,730

	China - 9.0%
54,188	Alibaba Group Holding Ltd. ADR*	10,145,619
1,129,000	China Longyuan Power Group Corp. Ltd. Class H	1,051,598
97,000	ENN Energy Holdings Ltd.	986,268
48,100	New Oriental Education & Technology Group, Inc. ADR	4,138,524
670,833	PICC Property & Casualty Co., Ltd. Class H	757,999
100,675	Ping An Insurance Group Co. of China Ltd. Class H	937,212
47,960	Sunny Optical Technology Group Co., Ltd.	795,494
242,756	Tencent Holdings Ltd.	11,048,885
7,104	Weibo Corp. ADR*	587,856

		30,449,455

	Denmark - 0.4%
14,571	DSV A/S	1,220,733

	France - 11.2%
50,689	Airbus SE	6,273,734
62,515	Alstom S.A.	2,802,669
12,842	BNP Paribas S.A.	833,058
9,905	Capgemini SE	1,267,179
24,662	Cie de Saint-Gobain	1,096,431
74,137	Edenred	2,908,064
7,563	Essilor International Cie Generale d’Optique S.A.	1,114,514
5,575	Kering S.A.	2,963,030
5,176	L’Oreal S.A.	1,264,866
31,107	Legrand S.A.	2,283,186
10,628	LVMH Moet Hennessy Louis Vuitton SE	3,703,731
44,661	Peugeot S.A.	1,282,751
46,573	Safran S.A.	5,775,226
15,696	Schneider Electric SE	1,259,852
16,723	Total S.A.	1,090,763
4,280	Unibail-Rodamco-Westfield REIT	950,165
20,134	Valeo S.A.	986,592

		37,855,811

	Germany - 3.9%
18,244	adidas AG	4,033,628
15,217	Beiersdorf AG	1,773,831
126,112	E.ON SE	1,422,823
45,746	Infineon Technologies AG	1,211,481
49,861	Siemens Healthineers AG*(1)	2,221,128
6,247	Volkswagen AG	1,112,979
21,466	Zalando SE*(1)	1,231,517

		13,007,387

The Hartford International Growth Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Hong Kong - 3.9%
740,198	AIA Group Ltd.	$6,479,362
1,066,000	China Unicom Hong Kong Ltd.	1,316,259
43,638	Melco Resorts & Entertainment Ltd. ADR	1,128,479
208,615	Sands China Ltd.	1,077,862
1,757,018	Sino Biopharmaceutical Ltd.	2,406,450
136,215	Techtronic Industries Co., Ltd.	759,661

		13,168,073

	India - 1.8%
65,783	HDFC Bank Ltd.(2)(3)(4)	2,052,534
8,524	HDFC Bank Ltd. ADR	880,870
135,559	ICICI Bank Ltd. ADR*	1,196,986
68,768	IndusInd Bank Ltd.	2,004,908

		6,135,298

	Ireland - 2.4%
158,091	Experian plc	3,881,480
24,253	ICON plc*	3,375,048
6,796	Ryanair Holdings plc ADR*	716,298

		7,972,826

	Israel - 0.2%
32,400	Teva Pharmaceutical Industries Ltd. ADR	775,656

	Italy - 3.2%
111,302	Davide Campari-Milano S.p.A.	937,562
93,761	Eni S.p.A.	1,804,762
5,639	Ferrari N.V.	748,425
71,462	FinecoBank Banca Fineco S.p.A.	837,993
72,747	Moncler S.p.A.	3,206,223
120,504	Pirelli & C. S.p.A.*(1)	1,051,958
116,856	UniCredit S.p.A.	2,063,343

		10,650,266

	Japan - 10.4%
36,470	Advantest Corp.	864,413
13,660	Eisai Co., Ltd.	1,176,019
3,365	FANUC Corp.	678,522
49,100	Hoya Corp.	2,954,578
44,160	KDDI Corp.	1,229,275
6,010	Keyence Corp.	3,179,099
32,190	Komatsu Ltd.	951,153
46,370	Mitsui Fudosan Co., Ltd.	1,108,786
195,910	Nexon Co., Ltd.*	2,822,802
7,395	Nidec Corp.	1,074,126
3,335	Nintendo Co., Ltd.	1,127,854
36,720	Ono Pharmaceutical Co., Ltd.	867,666
43,250	Seven & i Holdings Co., Ltd.	1,766,325
8,735	Shin-Etsu Chemical Co., Ltd.	883,647
9,135	SMC Corp.	3,095,473
17,880	SoftBank Group Corp.	1,493,377
113,436	Sony Corp.	6,096,823
48,150	Sumitomo Mitsui Financial Group, Inc.	1,910,964
38,240	Tokio Marine Holdings, Inc.	1,819,303

		35,100,205

	Luxembourg - 1.0%
17,656	Spotify Technology S.A.*	3,228,046

	Netherlands - 6.3%
23,499	AerCap Holdings N.V.*	1,318,999
24,687	ASML Holding N.V.	5,287,171
34,490	Heineken N.V.	3,484,933
132,504	ING Groep N.V.	2,025,555
10,146	InterXion Holding N.V.*	658,272
113,321	Koninklijke Philips N.V.	4,974,741

The Hartford International Growth Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

56,521	Wolters Kluwer N.V.	$3,403,630

		21,153,301

	Portugal - 0.3%
55,564	Galp Energia SGPS S.A.	1,141,181

	Russia - 0.3%
23,811	Yandex N.V. Class A*	856,244

	Singapore - 0.8%
135,210	DBS Group Holdings Ltd.	2,660,299

	South Korea - 1.1%
16,351	ING Life Insurance Korea Ltd.*(1)	616,991
72,602	Samsung Electronics Co., Ltd.	3,013,726

		3,630,717

	Spain - 0.8%
119,951	Banco Santander S.A.	673,899
39,540	Cellnex Telecom S.A.(1)	1,050,748
30,878	Industria de Diseno Textil S.A.	1,011,891

		2,736,538

	Sweden - 3.2%
112,809	Alfa Laval AB	3,101,063
48,503	Assa Abloy AB Class B	957,473
120,094	Atlas Copco AB Class A	3,439,060
216,392	Epiroc AB Class A*	2,590,911
39,063	Trelleborg AB Class B	813,391

		10,901,898

	Switzerland - 8.3%
36,898	ABB Ltd.	847,014
10,166	Cie Financiere Richemont S.A.	890,327
58,117	Julius Baer Group Ltd.*	3,188,276
50,171	Logitech International S.A.	2,206,492
99,145	Nestle S.A.	8,079,658
70,372	Novartis AG	5,905,738
3,145	Partners Group Holding AG	2,386,635
16,228	Temenos Group AG*	2,611,919
124,808	UBS Group AG*	2,051,399

		28,167,458

	Taiwan - 2.8%
71,520	Catcher Technology Co., Ltd.	880,951
1,055,849	Taiwan Semiconductor Manufacturing Co., Ltd.	8,442,259

		9,323,210

	United Kingdom - 15.4%
52,092	Anglo American plc	1,179,145
17,597	Aon plc	2,526,049
92,016	AstraZeneca plc	7,083,040
419,865	B&M European Value Retail S.A.	2,271,870
409,142	BAE Systems plc	3,502,390
198,786	Compass Group plc	4,275,753
171,949	Diageo plc	6,308,372
267,967	Grainger plc	1,076,309
65,544	IHS Markit Ltd.*	3,475,798
75,570	Just Eat plc*	785,530
169,125	Prudential plc	3,990,256
35,358	Reckitt Benckiser Group plc	3,152,186
36,729	Rio Tinto plc	2,016,454
108,453	Smiths Group plc	2,291,984
139,195	Unilever N.V.(5)	8,030,292

		51,965,428

	United States - 3.2%
17,166	Accenture plc Class A	2,735,059
36,987	Amdocs Ltd.	2,499,581
38,756	Medtronic plc	3,496,954

The Hartford International Growth Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

38,118	Sensata Technologies Holding plc*		$2,072,476

			10,804,070

	Total Common Stocks (cost $296,105,259)		$330,958,075

Exchange-Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
2,879	iShares MSCI ACWI ex U.S. ETF		139,919

	Total Exchange-Traded Funds (cost $144,988)		$139,919

	Total Long-Term Investments (cost $296,250,247)		$331,097,994

Short-Term Investments - 4.2%
	Other Investment Pools & Funds - 1.8%
5,955,433	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(6)		5,955,433

	Securities Lending Collateral - 2.4%
415,238	Citibank NA DDCA, 1.91%, 8/1/2018(6)		415,238
4,268,983	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(6)		4,268,983
1,710,017	Invesco Government & Agency Portfolio, 1.81%(6)		1,710,017
881,457	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(6)		881,457
1,029,063	Western Asset Institutional Government Class A Fund, 1.76%(6)		1,029,063

			8,304,758

	Total Short-Term Investments (cost $14,260,191)		$14,260,191

	Total Investments (cost $310,510,438)	102.4%	$345,358,185
	Other Assets and Liabilities	(2.4)%	(7,958,071)

	Total Net Assets	100.0%	$337,400,114

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $6,172,342, which represented 1.8% of total net assets.

(2)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $2,052,534, which represented 0.6% of total net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of this security was $2,052,534, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.
(5)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(6)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford International Growth Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

The Hartford International Growth Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$11,606,081	$—	$11,606,081	$—
Austria	1,741,114	—	1,741,114	—
Brazil	1,079,050	1,079,050	—	—
Canada	13,627,730	13,627,730	—	—
China	30,449,455	14,871,999	15,577,456	—
Denmark	1,220,733	—	1,220,733	—
France	37,855,811	950,165	36,905,646	—
Germany	13,007,387	2,221,128	10,786,259	—
Hong Kong	13,168,073	1,128,479	12,039,594	—
India	6,135,298	2,077,856	2,004,908	2,052,534
Ireland	7,972,826	4,091,346	3,881,480	—
Israel	775,656	775,656	—	—
Italy	10,650,266	—	10,650,266	—
Japan	35,100,205	—	35,100,205	—
Luxembourg	3,228,046	3,228,046	—	—
Netherlands	21,153,301	1,977,271	19,176,030	—
Portugal	1,141,181	—	1,141,181	—
Russia	856,244	856,244	—	—
Singapore	2,660,299	—	2,660,299	—
South Korea	3,630,717	—	3,630,717	—
Spain	2,736,538	—	2,736,538	—
Sweden	10,901,898	2,590,911	8,310,987	—
Switzerland	28,167,458	—	28,167,458	—
Taiwan	9,323,210	—	9,323,210	—
United Kingdom	51,965,428	6,001,847	45,963,581	—
United States	10,804,070	10,804,070	—	—
Exchange-Traded Funds	139,919	139,919	—	—
Short-Term Investments	14,260,191	14,260,191	—	—

Total	$345,358,185	$80,681,908	$262,623,743	$2,052,534

(1) For the period ended July 31, 2018, investments valued at $1,735,257 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $ 2,053,809 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Opportunities Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.6%
	Australia - 1.0%
3,085,163	Treasury Wine Estates Ltd.	$42,247,976

	Austria - 1.0%
542,463	ams AG*	39,026,907

	Brazil - 0.1%
373,483	Itau Unibanco Holding S.A. ADR	4,478,061

	Canada - 7.4%
1,006,765	Canadian National Railway Co.	89,868,587
2,182,799	Canadian Natural Resources Ltd.	80,207,397
1,307,425	Encana Corp.	18,040,726
848,098	Magna International, Inc.	51,661,057
1,350,826	TransCanada Corp.	60,757,835

		300,535,602

	China - 13.6%
901,500	AAC Technologies Holdings, Inc.	11,585,275
551,800	Alibaba Group Holding Ltd. ADR*	103,313,514
74,770	BeiGene Ltd. ADR*	14,180,878
56,375,374	China Construction Bank Corp. Class H	51,543,025
13,748,000	China Longyuan Power Group Corp. Ltd. Class H	12,805,465
7,241,725	China Merchants Bank Co., Ltd. Class H	28,403,965
277,837	Ctrip.com International Ltd. ADR*	11,432,993
3,867,249	ENN Energy Holdings Ltd.	39,321,075
7,352,000	Kingdee International Software Group Co., Ltd.	8,171,441
77,108	NetEase, Inc. ADR	19,893,864
683,798	New Oriental Education & Technology Group, Inc. ADR	58,833,980
5,730,500	Ping An Insurance Group Co. of China Ltd. Class H(1)	53,346,823
1,872,000	Sunny Optical Technology Group Co., Ltd.	31,050,119
2,155,287	Tencent Holdings Ltd.	98,096,520
108,031	Weibo Corp. ADR*(1)	8,939,565

		550,918,502

	Denmark - 0.3%
152,656	DSV A/S	12,789,253

	France - 11.3%
482,665	Airbus SE	59,739,029
157,864	Capgemini SE	20,196,062
270,019	Cie Generale des Etablissements Michelin SCA	34,675,134
353,449	Essilor International Cie Generale d’Optique S.A.	52,085,670
6,685,574	Natixis S.A.	47,958,496
865,750	Peugeot S.A.	24,866,036
654,531	Safran S.A.	81,164,286
1,320,884	Total S.A.	86,155,060
78,389	Unibail-Rodamco-Westfield REIT	17,402,443
735,682	Valeo S.A.	36,049,381

		460,291,597

	Germany - 3.7%
223,871	Continental AG	51,592,398
360,727	Siemens AG	50,912,634
1,021,516	Vonovia SE	49,438,577

		151,943,609

	Hong Kong - 1.2%
8,844,000	China Unicom Hong Kong Ltd.	10,920,257
3,431,500	Henderson Land Development Co., Ltd.	19,166,777
407,810	Hong Kong Exchanges & Clearing Ltd.	12,085,663
265,571	Melco Resorts & Entertainment Ltd. ADR	6,867,666

		49,040,363

	India - 2.5%
1,343,802	HDFC Bank Ltd.(2)(3)(4)	41,928,758
16,800	HDFC Bank Ltd. ADR	1,736,112
5,435,476	ICICI Bank Ltd.	24,052,326

The Hartford International Opportunities Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

3,893,954	Power Grid Corp. of India Ltd.	$10,366,603
5,399,580	State Bank of India*	23,155,226

		101,239,025

	Israel - 0.3%
515,240	Teva Pharmaceutical Industries Ltd. ADR	12,334,846

	Italy - 2.7%
424,405	Banca Generali S.p.A.	11,424,142
331,500	Ferrari N.V.	43,997,710
1,079,086	FinecoBank Banca Fineco S.p.A.	12,653,813
4,904,939	Pirelli & C. S.p.A.*(5)	42,818,400

		110,894,065

	Japan - 14.7%
279,000	Daikin Industries Ltd.	33,348,840
578,120	Daiwa House Industry Co., Ltd.	21,081,451
145,200	Eisai Co., Ltd.	12,500,580
67,260	FANUC Corp.	13,562,365
679,750	ITOCHU Corp.	12,069,909
27,500	Keyence Corp.	14,546,626
1,636,100	Komatsu Ltd.	48,343,643
1,341,500	Nexon Co., Ltd.*	19,329,231
150,200	Nidec Corp.	21,816,593
1,293,070	Ono Pharmaceutical Co., Ltd.	30,554,288
372,100	Recruit Holdings Co., Ltd.	10,196,079
500,660	Seven & i Holdings Co., Ltd.	20,446,891
732,384	SoftBank Group Corp.	61,170,318
1,179,156	Sony Corp.	63,375,873
1,203,216	Sony Financial Holdings, Inc.	23,121,557
1,990,360	Sumitomo Mitsui Financial Group, Inc.	78,992,870
293,500	Sysmex Corp.	27,831,511
350,500	Terumo Corp.	19,255,112
1,100,013	Tokio Marine Holdings, Inc.	52,334,135
420,600	Yamato Holdings Co., Ltd.	12,190,368

		596,068,240

	Luxembourg - 0.7%
149,490	Spotify Technology S.A.*	27,331,257

	Netherlands - 4.9%
1,091,376	AerCap Holdings N.V.*	61,258,935
1,936,887	DP Eurasia N.V.*(5)	3,955,757
3,653,118	ING Groep N.V.	55,844,298
1,742,573	Koninklijke Philips N.V.	76,498,165

		197,557,155

	Norway - 0.2%
1,709,529	Norsk Hydro ASA	9,751,211

	Russia - 1.0%
400,633	Mail.Ru Group Ltd. GDR*	10,819,729
780,630	Yandex N.V. Class A*	28,071,455

		38,891,184

	South Korea - 1.8%
8,826	Hugel, Inc.*	3,774,706
1,690,847	Samsung Electronics Co., Ltd.	70,187,444

		73,962,150

	Spain - 3.2%
8,643,863	Iberdrola S.A.	67,205,111
246,967	Iberdrola S.A.	1,920,457
1,879,303	Industria de Diseno Textil S.A.	61,585,912

		130,711,480

	Switzerland - 8.8%
459,588	Julius Baer Group Ltd. AG*	25,212,823
77,948	Lonza Group AG*	23,993,740
1,624,180	Nestle S.A.	132,359,865

The Hartford International Opportunities Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

899,102	Novartis AG		$75,454,175
232,755	Swiss Re AG		21,339,738
4,754,862	UBS Group AG*		78,152,989

			356,513,330

	Taiwan - 2.6%
6,745,419	Hon Hai Precision Industry Co., Ltd.		18,502,540
10,820,595	Taiwan Semiconductor Manufacturing Co., Ltd.		86,518,309

			105,020,849

	United Kingdom - 12.6%
2,208,563	Anglo American plc		49,992,646
718,051	AstraZeneca plc		55,272,824
6,783,317	BAE Systems plc		58,067,414
1,529,881	British American Tobacco plc		84,100,999
2,528,587	Compass Group plc		54,388,208
1,333,808	Fiat Chrysler Automobiles N.V.*		22,743,057
7,058,544	Glencore plc*		30,954,770
220,739	Intertek Group plc		17,028,322
2,260,403	Just Eat plc*		23,496,269
1,422,347	Rio Tinto plc		78,088,074
683,609	Unilever N.V.(1)		39,438,055

			513,570,638

	Total Common Stocks (cost $3,698,956,280)		$3,885,117,300

Exchange-Traded Funds - 0.6%
	Other Investment Pools & Funds - 0.6%
496,371	iShares MSCI ACWI ex U.S. ETF		24,123,631

	Total Exchange-Traded Funds (cost $24,218,522)		$24,123,631

	Total Long-Term Investments (cost $3,723,174,802)		$3,909,240,931

Short-Term Investments - 4.9%
	Other Investment Pools & Funds - 3.8%
155,231,038	Fidelity Institutional Government Fund, Institutional Class, 1.79%(6)		155,231,038

	Securities Lending Collateral - 1.1%
2,286,192	Citibank NA DDCA, 1.91%, 8/1/2018(6)		2,286,192
23,503,908	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(6)		23,503,908
9,414,908	Invesco Government & Agency Portfolio, 1.81%(6)		9,414,908
4,853,070	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(6)		4,853,070
5,665,751	Western Asset Institutional Government Class A Fund, 1.76%(6)		5,665,751

			45,723,829

	Total Short-Term Investments (cost $200,954,867)		$200,954,867

	Total Investments (cost $3,924,129,669)	101.1%	$4,110,195,798
	Other Assets and Liabilities	(1.1)%	(45,198,770)

	Total Net Assets	100.0%	$4,064,997,028

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford International Opportunities Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $41,928,758, which represented 1.0% of total net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of this security was $41,928,758, which represented 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.
(5)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $46,774,157, which represented 1.2% of total net assets.

(6)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

The Hartford International Opportunities Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$42,247,976	$—	$42,247,976	$—
Austria	39,026,907	—	39,026,907	—
Brazil	4,478,061	4,478,061	—	—
Canada	300,535,602	300,535,602	—	—
China	550,918,502	216,594,794	334,323,708	—
Denmark	12,789,253	—	12,789,253	—
France	460,291,597	17,402,443	442,889,154	—
Germany	151,943,609	—	151,943,609	—
Hong Kong	49,040,363	6,867,666	42,172,697	—
India	101,239,025	1,736,112	57,574,155	41,928,758
Israel	12,334,846	12,334,846	—	—
Italy	110,894,065	—	110,894,065	—
Japan	596,068,240	—	596,068,240	—
Luxembourg	27,331,257	27,331,257	—	—
Netherlands	197,557,155	65,214,692	132,342,463	—
Norway	9,751,211	—	9,751,211	—
Russia	38,891,184	28,071,455	10,819,729	—
South Korea	73,962,150	—	73,962,150	—
Spain	130,711,480	1,920,457	128,791,023	—
Switzerland	356,513,330	—	356,513,330	—
Taiwan	105,020,849	—	105,020,849	—
United Kingdom	513,570,638	—	513,570,638	—
Exchange-Traded Funds	24,123,631	24,123,631	—	—
Short-Term Investments	200,954,867	200,954,867	—	—

Total	$4,110,195,798	$907,565,883	$3,160,701,157	$41,928,758

(1)

For the period ended July 31, 2018, investments valued at $20,780,522 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $5,329,514 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2018:

	Common Stocks	Total
Beginning balance	$7,876	$7,876
Purchases	42,367,806	42,367,806
Sales	(3,101,928)	(3,101,928)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	1,427,499	1,427,499
Net change in unrealized appreciation/depreciation	1,227,505	1,227,505
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending balance	$41,928,758	$41,928,758

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2018 was $1,227,505.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Small Company Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Australia - 8.5%
553,759	ALS Ltd.	$3,068,169
1,104,761	Cleanaway Waste Management Ltd.	1,528,162
101,928	Domino’s Pizza Enterprises Ltd.(1)	3,785,019
685,211	Estia Health Ltd.	1,640,194
476,207	Karoon Gas Australia Ltd.*	416,142
182,862	Monadelphous Group Ltd.	2,003,512
441,794	Netwealth Group Ltd.*(1)	2,480,564
2,504,172	NRW Holdings Ltd.*	3,159,485
355,677	Nufarm Ltd.	1,890,220
1,055,319	oOh!media Ltd.	3,805,387
220,691	Seek Ltd.	3,510,357
290,650	SpeedCast International Ltd.	1,338,994

		28,626,205

	Austria - 3.4%
27,094	ams AG*	1,949,248
13,209	Lenzing AG	1,677,465
52,137	Porr AG(1)	1,847,007
7,746	Rhi Magnesita N.V.	495,337
19,620	Schoeller-Bleckmann Oilfield Equipment AG	2,239,360
134,298	Wienerberger AG	3,292,075

		11,500,492

	Belgium - 2.2%
21,601	Cie d’Entreprises CFE	2,699,013
327,780	Euronav N.V.	2,773,795
16,691	Galapagos N.V.*	1,836,517

		7,309,325

	China - 0.6%
1,762,000	Microport Scientific Corp.(1)	2,036,356

	Finland - 1.1%
55,234	Metso Oyj	2,023,030
220,026	Outotec Oyj*	1,807,053

		3,830,083

	France - 4.7%
49,610	Elis S.A.	1,138,767
25,140	ID Logistics Group*	4,139,162
27,526	Imerys S.A.	2,134,974
106,483	Innate Pharma S.A.*(1)	608,923
133,047	Maisons du Monde S.A.(2)	4,067,264
23,572	SOITEC S.A.*	2,014,217
12,046	Virbac S.A.*	1,716,131

		15,819,438

	Germany - 1.8%
14,335	Aumann AG(2)	999,499
120,550	SAF-Holland S.A.	2,005,234
35,110	STRATEC Biomedical AG	2,960,128

		5,964,861

	Hong Kong - 1.7%
2,321,061	Cathay Pacific Airways Ltd.	3,587,765
2,793,000	Value Partners Group Ltd.(1)	2,181,337

		5,769,102

	Ireland - 0.6%
1,096,349	Cairn Homes plc*	2,179,426

	Italy - 8.2%
451,495	Anima Holding S.p.A.(2)	2,420,082
365,184	Autogrill S.p.A.	3,986,378
67,865	Brunello Cucinelli S.p.A.	2,817,390
106,964	Buzzi Unicem S.p.A.	2,352,641

The Hartford International Small Company Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

254,692	Cerved Information Solutions S.p.A.	$2,925,997
20,859	DiaSorin S.p.A.	2,237,789
161,860	Gima TT S.p.A.(2)	2,524,133
89,084	Interpump Group S.p.A.	2,800,350
355,479	OVS S.p.A.(2)	1,162,090
186,996	Salvatore Ferragamo S.p.A.(1)	4,317,476

		27,544,326

	Japan - 33.2%
82,700	Asahi Intecc Co., Ltd.	3,163,878
228,500	Daikyonishikawa Corp.	3,395,642
117,760	Dip Corp.	2,994,769
280,600	DMG Mori Co., Ltd.	4,308,550
134,300	EPS Holdings, Inc.	2,569,622
60,600	Ezaki Glico Co., Ltd.	2,806,720
200,300	Ferrotec Holdings Corp.	2,994,285
32,700	Furukawa Electric Co., Ltd.	1,155,410
119,000	H2O Retailing Corp.	1,905,474
131,900	Hitachi Metals Ltd.	1,429,438
697,900	Ichigo, Inc.	3,113,671
141,900	IHI Corp.	4,983,562
283,900	Itoham Yonekyu Holdings, Inc.	2,310,033
92,000	Jamco Corp.	2,037,314
103,200	JGC Corp.	2,002,522
146,000	Kanto Denka Kogyo Co., Ltd.	1,370,588
103,304	Kawasaki Heavy Industries Ltd.	3,037,445
288,900	Kenedix, Inc.	1,653,384
75,800	KH Neochem Co., Ltd.	2,444,743
420,700	Kobe Steel Ltd.	4,146,113
68,900	Kyowa Exeo Corp.	1,867,025
79,878	Kyudenko Corp.	3,199,528
80,600	Mirait Holdings Corp.	1,240,123
122,500	Miura Co., Ltd.	3,214,653
84,940	Nippon Shinyaku Co., Ltd.	4,834,867
148,100	Nippon Yusen KK	2,856,179
180,100	Persol Holdings Co., Ltd.	3,925,853
194,800	San-In Godo Bank Ltd.	1,830,323
271,100	Sanwa Holdings Corp.	3,083,503
110,600	SCSK Corp.	5,229,620
95,800	Taiheiyo Cement Corp.	3,027,067
168,200	Takara Leben Co., Ltd.	572,557
53,800	TechnoPro Holdings, Inc.	3,414,802
79,300	Tokyo Ohka Kogyo Co., Ltd.	2,877,866
52,400	Tokyo Seimitsu Co., Ltd.	1,778,745
294,900	Tokyo Steel Manufacturing Co., Ltd.	2,530,037
37,442	Tokyo TY Financial Group, Inc.	862,398
217,300	Toyo Tire & Rubber Co., Ltd.	3,435,779
73,900	Warabeya Nichiyo Holdings Co., Ltd.	1,516,173
99,100	Yokogawa Bridge Holdings Corp.	1,829,410
106,500	Zenkoku Hosho Co., Ltd.	4,687,141

		111,636,812

	Jersey - 1.0%
361,196	Sanne Group plc	3,347,059

	Luxembourg - 0.6%
115,159	Reinet Investments SCA	2,033,384

	Netherlands - 2.7%
73,388	IMCD N.V.	5,331,896
57,671	Rhi Magnesita N.V.	3,641,629

		8,973,525

	Norway - 1.9%
309,707	Kongsberg Gruppen ASA	6,289,708

	South Korea - 2.2%
45,068	Hankook Tire Co., Ltd.	1,788,813
40,688	Korea Aerospace Industries Ltd.*	1,278,315

The Hartford International Small Company Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

248,568	Nexen Tire Corp.		$2,388,688
72,175	Samsung Securities Co., Ltd.		2,104,906

			7,560,722

	Spain - 1.2%
296,090	Melia Hotels International S.A.		3,893,733

	Switzerland - 2.6%
38,728	Dufry AG*(1)		5,124,416
227,533	OC Oerlikon Corp. AG*		3,535,268

			8,659,684

	Taiwan - 0.8%
49,000	ASPEED Technology, Inc.		1,299,561
233,000	Chroma ATE, Inc.		1,314,844

			2,614,405

	United Kingdom - 20.0%
186,497	Abcam plc		3,616,093
21,545	ASOS plc*		1,715,462
1,274,373	B&M European Value Retail S.A.		6,895,574
163,327	Concentric AB		2,820,818
149,265	Consort Medical plc		2,159,013
639,521	ConvaTec Group plc(2)		1,836,215
610,322	Elementis plc		2,079,414
110,036	Genus plc		4,144,141
332,184	Grainger plc		1,334,241
1,431,551	Hays plc		3,730,410
216,296	Hikma Pharmaceuticals plc		4,654,444
152,170	Hill & Smith Holdings plc		3,002,238
255,297	Hunting plc*		2,615,810
446,132	Ibstock plc(2)		1,437,378
44,717	James Fisher & Sons plc		1,057,653
161,240	Keller Group plc		2,281,431
179,437	Kier Group plc		2,277,478
324,349	Lancashire Holdings Ltd.		2,437,013
948,615	Rentokil Initial plc		4,217,506
852,583	Restaurant Group plc(1)		2,960,970
871,603	Tyman plc		3,861,075
167,276	Ultra Electronics Holdings plc		3,624,903
928,795	Volution Group plc		2,474,752

			67,234,032

	Total Common Stocks (cost $305,977,042)		$332,822,678

	Total Long-Term Investments (cost $305,977,042)		$332,822,678

Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 0.8%
2,873,107	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(3)		2,873,107

			2,873,107

	Securities Lending Collateral - 2.0%
330,395	Citibank NA DDCA, 1.91%, 8/1/2018(3)		330,395
3,396,732	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(3)		3,396,732
1,360,621	Invesco Government & Agency Portfolio, 1.81%(3)		1,360,622
701,355	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(3)		701,355
818,802	Western Asset Institutional Government Class A Fund, 1.76%(3)		818,802

			6,607,906

	Total Short-Term Investments (cost $9,481,012)		$9,481,013

	Total Investments (cost $315,458,054)	101.8%	$342,303,691
	Other Assets and Liabilities	(1.8)%	(5,930,521)

	Total Net Assets	100.0%	$336,373,170

The Hartford International Small Company Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $14,446,661, which represented 4.3% of total net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account

The Hartford International Small Company Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$28,626,205	$—	$28,626,205	$—
Austria	11,500,492	495,337	11,005,155	—
Belgium	7,309,325	—	7,309,325	—
China	2,036,356	—	2,036,356	—
Finland	3,830,083	—	3,830,083	—
France	15,819,438	4,139,162	11,680,276	—
Germany	5,964,861	2,960,128	3,004,733	—
Hong Kong	5,769,102	—	5,769,102	—
Ireland	2,179,426	2,179,426	—	—
Italy	27,544,326	—	27,544,326	—
Japan	111,636,812	—	111,636,812	—
Jersey	3,347,059	3,347,059	—	—
Luxembourg	2,033,384	2,033,384	—	—
Netherlands	8,973,525	3,641,629	5,331,896	—
Norway	6,289,708	—	6,289,708	—
South Korea	7,560,722	2,388,688	5,172,034	—
Spain	3,893,733	—	3,893,733	—
Switzerland	8,659,684	—	8,659,684	—
Taiwan	2,614,405	—	2,614,405	—
United Kingdom	67,234,032	17,736,305	49,497,727	—
Short-Term Investments	9,481,013	9,481,013	—	—

Total	$342,303,691	$48,402,131	$293,901,560	$—

(1)

For the period ended July 31, 2018, investments valued at $ 47,457,647.60 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $16,384,773.61 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Value Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.5%
	Argentina - 0.4%
608,896	YPF S.A. ADR	$10,107,674

	Australia - 0.6%
5,203,305	Resolute Mining Ltd.	4,932,448
5,023,195	Western Areas Ltd.	12,119,719

		17,052,167

	Austria - 0.2%
708,141	Zumtobel Group AG*(1)	5,085,032

	Belgium - 1.4%
439,633	Ageas	23,579,792
1,947,591	AGFA-Gevaert N.V.*	9,297,963
398,765	Orange Belgium S.A.	6,396,734

		39,274,489

	Brazil - 0.3%
756,557	Petroleo Brasileiro S.A. ADR	8,874,414

	Canada - 2.8%
1,892,475	Advantage Oil & Gas Ltd.*	6,546,595
599,477	ARC Resources Ltd.	7,119,898
1,142,670	Barrick Gold Corp.	12,807,110
667,002	Cameco Corp.	7,209,169
2,012,994	Centerra Gold, Inc.*	9,145,401
4,136,015	Eldorado Gold Corp.*(1)	4,508,256
2,129,459	Kinross Gold Corp.*	7,666,052
541,760	Northern Dynasty Minerals Ltd.*(1)	333,173
2,230,151	Painted Pony Energy Ltd.*(1)	4,525,963
400,473	Tourmaline Oil Corp.	7,911,870
2,280,117	Trican Well Service Ltd.*	4,802,645
1,494,226	Uranium Participation Corp.*	5,077,049

		77,653,181

	China - 2.3%
21,919,530	361 Degrees International Ltd.	6,387,772
26,619,260	China BlueChemical Ltd. Class H	9,889,268
11,869,430	China Machinery Engineering Corp. Class H	6,359,148
47,312,000	China Telecom Corp. Ltd. Class H	22,376,318
27,607,300	Daphne International Holdings Ltd.*	1,268,837
18,607,400	Dongfeng Motor Group Co., Ltd. Class H	18,708,260

		64,989,603

	Denmark - 1.0%
12,834	AP Moller - Maersk A/S Class B	18,427,513
575,903	D/S Norden A/S*	10,618,828

		29,046,341

	Finland - 0.3%
1,783,428	Nokia Oyj	9,679,831

	France - 9.7%
1,917,735	Air France-KLM*	17,502,023
339,530	Alstom S.A.(1)	15,221,790
527,239	BNP Paribas S.A.	34,201,890
670,747	Cie de Saint-Gobain	29,820,276
226,799	Coface S.A.*	2,035,212
1,178,078	Engie S.A.	19,024,244
155,852	Metropole Television S.A.	3,353,501
433,929	Neopost S.A.(1)	11,215,853
80,948	Renault S.A.	7,113,642
1,139,802	Rexel S.A.	17,826,336
552,025	Societe Generale S.A.	24,619,196
20,621	Sopra Steria Group(1)	3,647,466
1,264,348	Television Francaise	13,720,177
953,333	Total S.A.	62,181,434

The Hartford International Value Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

145,770	Vicat S.A.	$9,429,907

		270,912,947

	Germany - 2.6%
1,483,536	CECONOMY AG	12,186,359
1,606,129	E.ON SE	18,120,695
247,473	Hamburger Hafen und Logistik AG	5,708,341
868,927	Metro AG	10,730,617
590,517	RWE AG	15,497,693
190,251	Salzgitter AG	9,408,994

		71,652,699

	Greece - 0.6%
1,345,576	Hellenic Telecommunications Organization S.A.	17,486,523

	Hong Kong - 2.5%
10,707,788	AMVIG Holdings Ltd.	2,632,934
2,478,130	China Mobile Ltd.	22,385,975
18,765,480	China Unicom Hong Kong Ltd.	23,170,948
35,872,000	CST Group Ltd.*	145,992
853,860	Dah Sing Financial Holdings Ltd.	5,419,159
221,595,205	G-Resources Group Ltd.*	2,629,058
44,796,275	Pacific Basin Shipping Ltd.*	11,706,741

		68,090,807

	Hungary - 0.3%
6,415,597	Magyar Telekom Telecommunications plc	9,248,848

	India - 0.9%
3,230,137	Allahabad Bank*	2,156,622
2,510,852	Canara Bank	10,468,495
3,147,333	Corp. Bank*	1,276,618
4,519,910	NTPC Ltd.	10,215,410

		24,117,145

	Ireland - 0.5%
1,659,211	Bank of Ireland Group plc	14,239,982

	Italy - 4.9%
1,408,607	Assicurazioni Generali S.p.A.	24,978,863
2,499,132	Banca Popolare dell’Emilia Romagna SC	13,912,923
2,225,550	Eni S.p.A.	42,838,584
2,023,412	Geox S.p.A.(1)	5,374,742
3,567,650	Saipem S.p.A.*	18,634,519
1,665,424	UniCredit S.p.A.	29,406,624

		135,146,255

	Japan - 31.6%
564,750	Aisan Industry Co., Ltd.	5,152,329
81,770	Alpha Systems, Inc.	1,687,449
770,760	Avex, Inc.	10,580,826
213,600	Benesse Holdings, Inc.	7,781,786
542,405	Canon, Inc.	17,597,974
248,265	Cawachi Ltd.	4,873,635
955,450	Chiyoda Corp.	7,649,567
405,205	Chubu Steel Plate Co., Ltd.	2,483,546
1,684,950	Citizen Watch Co., Ltd.	11,098,405
237,840	CMIC Holdings Co., Ltd.	5,326,269
1,075,830	Dai-ichi Life Holdings, Inc.	20,313,256
536,315	DeNA Co., Ltd.	10,115,245
205,158	Eisai Co., Ltd.	17,662,493
193,100	Enplas Corp.	5,452,036
464,490	Exedy Corp.	14,945,026
609,865	Fuji Media Holdings, Inc.	10,034,945
3,466,765	Fujitsu Ltd.	23,627,478
970,515	Funai Electric Co., Ltd.*	5,485,393
208,550	Gendai Agency, Inc.	999,478
2,123,080	Gree, Inc.	11,767,819
434,225	Hisaka Works Ltd.	4,235,908
1,443,460	Hitachi Metals Ltd.	15,643,192

The Hartford International Value Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,274,055	Honda Motor Co., Ltd.	$38,897,708
358,855	Honeys Holdings Co., Ltd.	3,376,694
464,955	Hosiden Corp.	3,903,996
559,170	Ibiden Co., Ltd.	9,208,264
630,755	Ichiyoshi Securities Co., Ltd.	6,194,471
1,553,624	Inpex Corp.	17,057,051
569,455	Japan Petroleum Exploration Co., Ltd.	13,490,716
294,970	Japan Steel Works Ltd.	7,272,313
743,740	JGC Corp.	14,431,743
1,076,925	JSR Corp.	20,706,913
729,625	Keihin Corp.	15,064,163
625,175	Kyoei Steel Ltd.	12,239,754
334,990	Maxell Holdings Ltd.	5,526,403
105,330	Melco Holdings, Inc.	4,022,842
228,340	Miraial Co., Ltd.	2,329,407
651,240	Mitsubishi Heavy Industries Ltd.	24,454,789
5,586,955	Mitsubishi UFJ Financial Group, Inc.	34,286,391
17,356,315	Mizuho Financial Group, Inc.	30,170,305
926,410	Nakayama Steel Works Ltd.	5,443,094
449,520	Neturen Co., Ltd.	4,198,461
1,022,545	Nichicon Corp.	12,846,583
545,910	Nikon Corp.	9,215,493
867,455	Nippon Television Holdings, Inc.	13,966,542
515,160	Nishimatsuya Chain Co., Ltd.	5,564,320
634,980	Nissin Kogyo Co., Ltd.	10,882,901
956,210	NOK Corp.	19,222,853
291,134	Pacific Metals Co., Ltd.*	8,392,153
260,435	PAL GROUP Holdings Co., Ltd.	6,138,988
8,529,845	Pioneer Corp.*	11,609,947
157,045	Proto Corp.	1,932,095
244,135	Sankyo Co., Ltd.	9,620,653
385,482	Sanyo Shokai Ltd.	7,027,799
97,270	Shimamura Co., Ltd.	9,102,165
647,175	Shinko Electric Industries Co., Ltd.	6,203,666
875,630	Sumitomo Mitsui Financial Group, Inc.	34,751,767
527,295	Sumitomo Mitsui Trust Holdings, Inc.	20,945,017
795,345	Sumitomo Riko Co., Ltd.	8,890,771
1,656,425	T&D Holdings, Inc.	24,750,419
635,770	Takeda Pharmaceutical Co., Ltd.	26,844,042
1,314,565	Tochigi Bank Ltd.	4,853,734
881,190	Tokai Rika Co., Ltd.	18,301,584
305,040	Tokyo Seimitsu Co., Ltd.	10,354,738
1,416,170	Tokyo Steel Manufacturing Co., Ltd.	12,149,753
858,800	Toppan Forms Co., Ltd.	8,744,537
1,405,810	Toshiba Machine Co., Ltd.	6,890,284
724,299	Toyo Engineering Corp.*	4,686,393
643,175	Toyoda Gosei Co., Ltd.	16,320,391
300,960	TV Asahi Holdings Corp.	6,026,493
913,165	Ushio, Inc.	11,897,263
606,155	Xebio Holdings Co., Ltd.	9,036,008
5,286,910	Yahoo Japan Corp.	20,114,560
463,700	Yamato Kogyo Co., Ltd.	14,460,970

		878,534,415

	Netherlands - 3.7%
616,677	Fugro N.V.*(1)	8,872,536
1,622,633	ING Groep N.V.	24,804,784
4,307,815	PostNL N.V.	17,004,821
1,499,496	Royal Dutch Shell plc Class B	52,523,156

		103,205,297

	Norway - 0.2%
641,620	Storebrand ASA	5,465,274

	Portugal - 0.2%
1,841,341	CTT-Correios de Portugal S.A.(1)	6,467,702

The Hartford International Value Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Russia - 2.5%
4,773,636	Gazprom PJSC ADR	$21,407,848
314,385	LUKOIL PJSC ADR	22,551,233
656,205	Sberbank of Russia PJSC ADR	9,231,208
3,404,280	Surgutneftegas OJSC ADR	15,586,023

		68,776,312

	South Africa - 1.6%
380,149	Anglo American Platinum Ltd.	11,693,372
3,783,754	Gold Fields Ltd.	13,885,427
2,293,650	Impala Platinum Holdings Ltd.*(1)	3,406,867
10,259,355	Nampak Ltd.*	11,710,507
3,108,519	Raubex Group Ltd.	4,686,091

		45,382,264

	South Korea - 3.0%
330,507	KB Financial Group, Inc.	15,885,301
617,345	Kia Motors Corp.	17,502,115
723,246	KT Corp.	18,451,261
165,655	NHN Entertainment Corp.*	9,323,204
360,025	Shinhan Financial Group Co., Ltd.	14,044,323
1,187,852	Tongyang Life Insurance Co., Ltd.	7,872,662

		83,078,866

	Spain - 1.3%
217,345	Almirall S.A.	3,110,131
4,559,970	CaixaBank S.A.	20,979,858
6,438,006	Unicaja Banco S.A.(2)	10,866,653

		34,956,642

	Sweden - 1.3%
2,563,060	Qliro Group AB*(1)	3,723,614
3,879,354	SAS AB*	7,608,631
3,073,009	Telefonaktiebolaget LM Ericsson Class B	24,123,888

		35,456,133

	Switzerland - 4.8%
421,701	Adecco Group AG	25,924,992
1,060,821	GAM Holding AG*	10,725,486
264,884	Julius Baer Group Ltd.*	14,531,435
457,372	LafargeHolcim Ltd.*	23,323,329
2,369,634	UBS Group AG*	38,948,340
63,441	Zurich Insurance Group AG	19,454,208

		132,907,790

	Taiwan - 1.9%
16,505,525	Acer, Inc.*	13,527,115
25,184,720	Compal Electronics, Inc.	15,670,981
603,805	MediaTek, Inc.	5,021,627
23,540,555	Shin Kong Financial Holding Co., Ltd.	8,942,633
1,696,400	Simplo Technology Co., Ltd.	9,860,239

		53,022,595

	United Kingdom - 12.1%
3,726,486	Acacia Mining plc*	5,981,935
1,002,503	Anglo American plc	22,692,483
567,955	AstraZeneca plc	43,719,007
7,724,753	BP plc	58,054,914
6,432,446	BT Group plc	19,677,387
9,651,160	Centrica plc	18,843,093
3,266,283	Firstgroup plc*	3,774,491
586,069	Go-Ahead Group plc	11,861,549
2,482,540	Halfords Group plc	10,638,539
4,893,482	Hays plc	12,751,689
5,566,602	HSBC Holdings plc	53,307,421
4,764,647	J Sainsbury plc	20,432,080
3,608,852	Marks & Spencer Group plc	14,585,716
9,746,543	Petra Diamonds Ltd.*(1)	5,897,490

The Hartford International Value Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

2,800,158	Serco Group plc*		$3,716,914
4,199,222	SIG plc		6,689,468
2,293,241	Standard Chartered plc		20,678,925
609,902	SThree plc		2,697,775

			336,000,876

	Total Common Stocks (cost $2,536,789,396)		$2,655,912,104

Preferred Stocks - 0.6%
	Brazil - 0.6%
1,822,400	Cia Paranaense de Energia		9,953,694
556,000	Telefonica Brasil S.A.		6,082,477

			16,036,171

	Total Preferred Stocks (cost $19,554,932)		$16,036,171

	Total Long-Term Investments (cost $2,556,344,328)		$2,671,948,275

Short-Term Investments - 4.5%
	Other Investment Pools & Funds - 3.4%
95,011,516	Fidelity Institutional Government Fund, Institutional Class, 1.80%(3)		95,011,516

	Securities Lending Collateral - 1.1%
1,551,670	Citibank NA DDCA, 1.91%, 8/1/2018(3)		1,551,670
15,952,432	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(3)		15,952,432
6,390,030	Invesco Government & Agency Portfolio, 1.81%(3)		6,390,030
3,293,847	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(3)		3,293,847
3,845,425	Western Asset Institutional Government Class A Fund, 1.76%(3)		3,845,425

			31,033,404

	Total Short-Term Investments (cost $126,044,921)		$126,044,920

	Total Investments (cost $2,682,389,249)	100.6%	$2,797,993,195
	Other Assets and Liabilities	(0.6)%	(17,064,856)

	Total Net Assets	100.0%	$2,780,928,339

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2018, the aggregate value of this security was $10,866,653, which represented 0.4% of total net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
EAFE (mini MSCI) Index Future	454	09/21/2018	$45,497,610	$382,450

Total futures contracts				$382,450

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford International Value Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company

The Hartford International Value Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$10,107,674	$10,107,674	$—	$—
Australia	17,052,167	—	17,052,167	—
Austria	5,085,032	—	5,085,032	—
Belgium	39,274,489	—	39,274,489	—
Brazil	8,874,414	8,874,414	—	—
Canada	77,653,181	77,653,181	—	—
China	64,989,603	—	64,989,603	—
Denmark	29,046,341	—	29,046,341	—
Finland	9,679,831	—	9,679,831	—
France	270,912,947	—	270,912,947	—
Germany	71,652,699	—	71,652,699	—
Greece	17,486,523	—	17,486,523	—
Hong Kong	68,090,807	2,632,934	65,457,873	—
Hungary	9,248,848	—	9,248,848	—
India	24,117,145	—	24,117,145	—
Ireland	14,239,982	—	14,239,982	—
Italy	135,146,255	—	135,146,255	—
Japan	878,534,415	—	878,534,415	—
Netherlands	103,205,297	—	103,205,297	—
Norway	5,465,274	—	5,465,274	—
Portugal	6,467,702	—	6,467,702	—
Russia	68,776,312	—	68,776,312	—
South Africa	45,382,264	16,396,598	28,985,666	—
South Korea	83,078,866	—	83,078,866	—
Spain	34,956,642	—	34,956,642	—
Sweden	35,456,133	—	35,456,133	—
Switzerland	132,907,790	—	132,907,790	—
Taiwan	53,022,595	—	53,022,595	—
United Kingdom	336,000,876	33,420,293	302,580,583	—
Preferred Stocks	16,036,171	16,036,171	—	—
Short-Term Investments	126,044,920	126,044,920	—	—
Futures Contracts(2)	382,450	382,450	—	—

Total	$2,798,375,645	$291,548,635	$2,506,827,010	$—

(1)

For the period ended July 31, 2018, investments valued at $122,069,289 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $21,065,990 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 117.7%
	Automobiles & Components - 3.2%
6,370	Hankook Tire Co., Ltd.	$252,834
27,400	Keihin Corp.	565,713
15,148	Tenneco, Inc.	698,323

		1,516,870

	Banks - 8.1%
112,198	Banca Popolare dell’Emilia Romagna SC	624,618
17,169	BancorpSouth Bank	564,860
11,700	Bank of Kyoto Ltd.	566,845
433,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	265,289
51,292	MGIC Investment Corp.*	640,124
6,026	Texas Capital Bancshares, Inc.*	547,161
342,000	Unicaja Banco S.A.(1)	577,259

		3,786,156

	Capital Goods - 11.4%
10,716	AerCap Holdings N.V.*	601,489
20,210	Aerojet Rocketdyne Holdings, Inc.*	681,077
9,580	AGCO Corp.	603,732
28,639	Barloworld Ltd.	275,652
24,085	Escorts Ltd.	326,520
28,600	Fuji Corp.	506,275
10,402	Greenbrier Cos., Inc.	589,273
29,700	Hino Motors Ltd.	335,557
11,057	JELD-WEN Holding, Inc.*	303,404
4,914	Rheinmetall AG	593,864
10,076	Timken Co.	496,243

		5,313,086

	Commercial & Professional Services - 1.2%
10,452	TriNet Group, Inc.*	562,840

	Consumer Durables & Apparel - 3.8%
24,638	Acushnet Holdings Corp.	595,501
6,088	Carter’s, Inc.	638,205
18,066	La-Z-Boy, Inc.	551,013

		1,784,719

	Consumer Services - 2.9%
10,838	Cheesecake Factory, Inc.(2)	607,253
7,308	Hyatt Hotels Corp. Class A	571,705
3,300	Kyoritsu Maintenance Co., Ltd.	163,849

		1,342,807

	Diversified Financials - 5.9%
6,201	FirstCash, Inc.	503,521
52,999	IG Group Holdings plc	639,768
37,368	MTGE Investment Corp. REIT	749,228
32,130	Redwood Trust, Inc. REIT	540,105
15,296	Solar Capital Ltd.	325,499

		2,758,121

	Energy - 6.8%
28,207	Antero Resources Corp.*	579,372
13,295	Delek U.S. Holdings, Inc.	708,889
48,584	Enerplus Corp.	633,794
23,200	Japan Petroleum Exploration Co., Ltd.	549,621
106,611	Raging River Exploration, Inc.*	450,752
15,276	YPF S.A. ADR	253,582

		3,176,010

	Food, Beverage & Tobacco - 2.4%
39,860	a2 Milk Co., Ltd.*	284,689
7,764	Fresh Del Monte Produce, Inc.	281,833
66,800	Itoham Yonekyu Holdings, Inc.	543,537

		1,110,059

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Health Care Equipment & Services - 10.2%
6,178	Amedisys, Inc.*	$578,446
10,265	Encompass Health Corp.	776,342
10,425	Globus Medical, Inc. Class A*	536,679
5,791	Haemonetics Corp.*	565,433
6,327	Hill-Rom Holdings, Inc.	596,003
8,350	Molina Healthcare, Inc.*	869,152
384,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	293,889
48,597	UDG Healthcare plc	535,032

		4,750,976

	Household & Personal Products - 1.3%
8,320	Nu Skin Enterprises, Inc. Class A	606,112

	Insurance - 2.9%
19,020	Assured Guaranty Ltd.	740,259
73,800	Storebrand ASA	628,623

		1,368,882

	Materials - 9.7%
9,089	Cabot Corp.	600,783
7,332	Carpenter Technology Corp.	401,574
66,846	Centerra Gold, Inc.*	303,694
14,464	Methanex Corp.	999,143
13,899	Salzgitter AG	687,384
17,200	Tokyo Ohka Kogyo Co., Ltd.	624,203
63,900	Tokyo Steel Manufacturing Co., Ltd.	548,217
3,890	Vidrala S.A.	372,544

		4,537,542

	Media - 2.6%
27,116	New York Times Co. Class A	672,477
8,300	Nippon Television Holdings, Inc.	133,635
38,259	Television Francaise	415,170

		1,221,282

	Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
18,284	Amicus Therapeutics, Inc.*(2)	266,032
7,889	Galenica AG*(1)	450,638
15,469	Hikma Pharmaceuticals plc	332,875
4,508	ICON plc*	627,333
41,690	MiMedx Group, Inc.*(2)	177,183

		1,854,061

	Real Estate - 9.2%
35,011	Brandywine Realty Trust REIT	577,331
256,200	Corp. Inmobiliaria Vesta S.A.B. de C.V.	398,643
59,711	Dream Global Real Estate Investment Trust REIT	639,408
60,500	Kerry Properties Ltd.	306,902
5,032	LEG Immobilien AG	565,979
6,348	Life Storage, Inc. REIT	609,154
20,252	Park Hotels & Resorts, Inc. REIT	633,483
50,668	UNITE Group plc REIT	581,634

		4,312,534

	Retailing - 1.4%
76,514	Chico’s FAS, Inc.	665,672

	Semiconductors & Semiconductor Equipment - 8.4%
17,562	Entegris, Inc.	617,305
13,123	First Solar, Inc.*	686,989
22,573	Kulicke & Soffa Industries, Inc.	595,024
3,800	SCREEN Holdings Co., Ltd.	277,233
7,957	Silicon Motion Technology Corp. ADR	424,665
7,032	SOITEC S.A.*	600,882
17,029	Teradyne, Inc.	736,504

		3,938,602

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Software & Services - 5.2%
16,100	DeNA Co., Ltd.	$303,656
18,134	Etsy, Inc.*	740,955
4,346	HubSpot, Inc.*	539,339
15,030	Teradata Corp.*	575,499
5,781	WNS Holdings Ltd. ADR*	281,303

		2,440,752

	Technology Hardware & Equipment - 5.9%
8,901	Arrow Electronics, Inc.*	675,052
51,000	Chroma ATE, Inc.	287,798
64,594	Electrocomponents plc	607,627
43,769	Flex Ltd.*	611,015
14,100	Hitachi High-Technologies Corp.	575,847

		2,757,339

	Telecommunication Services - 1.7%
22,148	LG Uplus Corp.	304,916
39,408	Vonage Holdings Corp.*	504,817

		809,733

	Transportation - 6.8%
117,500	Aeroflot PJSC*	231,243
168,592	Air New Zealand Ltd.	373,158
476,400	AirAsia Group Bhd	418,175
60,600	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	368,423
30,555	JetBlue Airways Corp.*	549,990
3,246	Kirby Corp.*	270,879
45,300	Localiza Rent a Car S.A.	286,648
85,559	Qantas Airways Ltd.	427,635
555,000	Sinotrans Ltd. Class H	257,351

		3,183,502

	Utilities - 2.7%
322,000	China Longyuan Power Group Corp. Ltd. Class H	299,924
774,000	Huaneng Renewables Corp. Ltd. Class H	287,999
14,276	New Jersey Resources Corp.	660,265

		1,248,188

	Total Common Stocks (cost $52,083,202)	$55,045,845

Exchange-Traded Funds - 1.0%
	Other Investment Pools & Funds - 1.0%
3,739	iShares Core MSCI EAFE ETF	242,736
1,466	iShares Russell 2000 ETF(2)	243,165

		485,901

	Total Exchange-Traded Funds (cost $444,705)	$485,901

Preferred Stocks - 1.4%
	Banks - 0.7%
74,973	Banco ABC Brasil S.A.4.80%	310,016

	Materials - 0.7%
74,900	Gerdau S.A.	332,862

	Total Preferred Stocks (cost $758,182)	$642,878

	Total Long-Term Investments (cost $53,286,089)	$56,174,624

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 0.7%
338,774	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(3)	$338,774

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Securities Lending Collateral - 1.6%
36,312	Citibank NA DDCA, 1.91%, 8/1/2018(3)		$36,312
373,312	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(3)		373,312
149,537	Invesco Government & Agency Portfolio, 1.81%(3)		149,537
77,081	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(3)		77,081
89,989	Western Asset Institutional Government Class A Fund, 1.76%(3)		89,989

			726,231

	Total Short-Term Investments (cost $1,065,005)		$1,065,005

	Total Investments (cost $54,351,094)	122.4%	57,239,629
	Total Securities Sold Short (proceeds $27,649,345)	(60.1)%	(28,097,703)
	Other Assets and Liabilities	37.7%	17,627,461

	Total Net Assets	100.0%	$46,769,387

Securities Sold Short - (60.1%)
Common Stocks - (58.3%)
	Automobiles & Components - (2.6%)
(15,123)	Brembo S.p.A.		$(206,993)
(2,473)	Dorman Products, Inc.		(184,683)
(62,361)	Minth Group Ltd.		(235,301)
(7,111)	Nokian Renkaat Oyj		(308,394)
(2,775)	Thor Industries, Inc.		(263,209)

			(1,198,580)

	Banks - (2.8%)
(6,228)	Carolina Financial Corp.		(260,019)
(1,521)	Independent Bank Corp.		(134,457)
(780)	LendingTree, Inc.		(186,264)
(2,786)	Meta Financial Group, Inc.		(249,208)
(66,219)	Seven Bank Ltd.		(200,446)
(17,388)	TFS Financial Corp.		(264,645)

			(1,295,039)

	Capital Goods - (7.6%)
(7,866)	AAON, Inc.		(296,942)
(5,680)	CIRCOR International, Inc.		(251,908)
(384)	dormakaba Holding AG		(246,049)
(13,771)	Kratos Defense & Security Solutions, Inc.		(177,921)
(3,052)	MonotaRO Co., Ltd.		(153,704)
(5,762)	MRC Global, Inc.		(130,509)
(43,668)	Munters Group AB(1)		(197,829)
(2,229)	RBC Bearings, Inc.		(324,052)
(11,003)	REV Group, Inc.		(188,922)
(16,254)	Seibu Holdings, Inc.		(274,291)
(5,425)	Sun Hydraulics Corp.		(282,426)
(17,701)	Sunrun, Inc.		(250,292)
(11,890)	Tsubaki Nakashima Co., Ltd.		(282,281)
(3,522)	Vicor Corp.		(202,691)
(29,097)	Zardoya Otis S.A.		(278,088)

			(3,537,905)

	Commercial & Professional Services - (1.3%)
(12,801)	Elis S.A.		(293,839)
(11,907)	Persol Holdings Co., Ltd.		(259,551)
(3,451)	Relia, Inc.		(49,934)

			(603,324)

	Consumer Durables & Apparel - (2.9%)
(5,128)	De’ Longhi S.p.A.		(150,662)
(122,448)	Hisense Kelon Electrical Holdings Co., Ltd. Class H		(111,779)
(3,542)	iRobot Corp.		(280,704)
(16,310)	Mattel, Inc.		(258,840)
(15,456)	Neinor Homes S.A.(1)		(292,382)
(5,737)	Tempur Sealy International, Inc.		(280,367)

			(1,374,734)

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Consumer Services - (1.5%)
(2,767)	Bright Horizons Family Solutions, Inc.	$(296,041)
(6,523)	Eldorado Resorts, Inc.	(279,511)
(2,297)	Scientific Games Corp. Class A	(110,371)

		(685,923)

	Diversified Financials - (4.6%)
(18,337)	Azimut Holding S.p.A.	(307,280)
(42,546)	Banca Mediolanum S.p.A.	(305,066)
(10,431)	Challenger Ltd.	(96,490)
(5,700)	Donnelley Financial Solutions, Inc.	(118,560)
(2,286)	GRENKE AG	(252,673)
(42,798)	IOOF Holdings Ltd.	(291,158)
(47,483)	Jupiter Fund Management plc	(272,827)
(63,678)	LendingClub Corp.	(262,353)
(36,048)	Pendal Group Ltd.	(249,160)

		(2,155,567)

	Energy - (1.8%)
(6,583)	Forum Energy Technologies, Inc.	(86,566)
(5,196)	International Seaways, Inc.	(113,117)
(4,075)	Keyera Corp.	(117,973)
(16,497)	Ring Energy, Inc.	(203,903)
(19,831)	Showa Shell Sekiyu KK	(325,475)

		(847,034)

	Food, Beverage & Tobacco - (2.4%)
(9,819)	Freshpet, Inc.	(284,751)
(109,466)	Greencore Group plc	(254,744)
(4,344)	Ito En Ltd.	(194,104)
(3,755)	Kagome Co., Ltd.	(114,681)
(2,663)	National Beverage Corp.	(280,973)

		(1,129,253)

	Health Care Equipment & Services - (4.8%)
(7,314)	AtriCure, Inc.	(209,546)
(5,339)	AxoGen, Inc.	(239,855)
(5,731)	BioTelemetry, Inc.	(300,878)
(27,861)	Fisher & Paykel Healthcare Corp. Ltd.	(281,338)
(3,658)	Glaukos Corp.	(152,209)
(1,969)	iRhythm Technologies, Inc.	(148,758)
(3,497)	Nevro Corp.	(196,741)
(23,545)	Nipro Corp.	(287,670)
(8,436)	Novocure Ltd.	(286,824)
(2,725)	Tactile Systems Technology, Inc.	(130,991)

		(2,234,810)

	Insurance - (1.5%)
(28,686)	Hastings Group Holdings plc(1)	(93,759)
(2,686)	Primerica, Inc.	(308,353)
(319)	White Mountains Insurance Group Ltd.	(291,256)

		(693,368)

	Materials - (5.2%)
(3,064)	AptarGroup, Inc.	(313,846)
(267,160)	BBMG Corp. Class H	(105,389)
(444)	Eagle Materials, Inc.	(44,111)
(60,743)	Fletcher Building Ltd.	(291,088)
(61,677)	Impala Platinum Holdings Ltd.	(91,612)
(7,691)	KH Neochem Co., Ltd.	(248,054)
(733)	NewMarket Corp.	(300,120)
(8,549)	Orica Ltd.	(111,676)
(188,014)	Petra Diamonds Ltd.	(113,765)
(20,238)	Pretium Resources, Inc.	(165,999)
(3,342)	Scotts Miracle-Gro Co.	(265,455)

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(366,188)	Sibanye Gold Ltd.	$(224,145)
(46,816)	Syrah Resources Ltd.	(104,789)
(1,475)	US Concrete, Inc.	(74,487)

		(2,454,536)

	Real Estate - (1.8%)
(21,803)	CatchMark Timber Trust, Inc. Class A, REIT	(270,793)
(1,978)	Howard Hughes Corp.	(268,118)
(3,726)	Katitas Co., Ltd.	(137,028)
(6,816)	Tanger Factory Outlet Centers, Inc. REIT	(162,562)

		(838,501)

	Retailing - (2.9%)
(263,910)	China ZhengTong Auto Services Holdings Ltd.	(157,087)
(3,844)	Duluth Holdings, Inc. Class B	(88,489)
(5,282)	Floor & Decor Holdings, Inc. Class A	(252,215)
(4,461)	Monro, Inc.	(300,894)
(19,878)	Ocado Group plc	(288,011)
(1,902)	Pool Corp.	(291,482)

		(1,378,178)

	Semiconductors & Semiconductor Equipment - (4.5%)
(3,102)	ams AG	(223,170)
(8,312)	Brooks Automation, Inc.	(254,181)
(19,267)	FormFactor, Inc.	(249,508)
(8,519)	Inphi Corp.	(267,837)
(25,556)	Lattice Semiconductor Corp.	(196,526)
(16,194)	MaxLinear, Inc.	(280,318)
(672)	U-Blox Holding AG	(124,716)
(13,472)	Ultra Clean Holdings, Inc.	(180,794)
(3,219)	Universal Display Corp.	(309,990)

		(2,087,040)

	Software & Services - (1.4%)
(11,064)	GMO internet, Inc.	(234,662)
(1,864)	GMO Payment Gateway, Inc.	(210,045)
(3,952)	MINDBODY, Inc. Class A	(147,607)
(344)	Stamps.com, Inc.	(89,784)

		(682,098)

	Technology Hardware & Equipment - (4.1%)
(1,748)	Coherent, Inc.	(276,289)
(11,130)	Cray, Inc.	(277,694)
(15,041)	Finisar Corp.	(253,441)
(2,954)	Ingenico Group S.A.	(244,676)
(4,384)	Itron, Inc.	(268,301)
(2,590)	Novanta, Inc.	(161,486)
(1,249)	Rogers Corp.	(145,596)
(4,053)	ViaSat, Inc.	(285,088)

		(1,912,571)

	Telecommunication Services - (0.5%)
(17,557)	Consolidated Communications Holdings, Inc.	(223,676)

	Transportation - (3.3%)
(34,999)	Air France-KLM	(319,415)
(16,604)	bpost S.A.	(261,751)
(16,737)	Keikyu Corp.	(274,032)
(945)	Panalpina Welttransport Holding AG	(134,916)
(71,971)	PostNL N.V.	(284,101)
(148,567)	Qube Holdings Ltd.	(286,217)

		(1,560,432)

	Utilities - (0.8%)
(166,315)	Beijing Enterprises Water Group Ltd.	(90,927)

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(6,511)	Middlesex Water Co.	$(288,372)

		(379,299)

	Total Common Stocks (Proceeds $(26,818,336))	$(27,271,868)

Exchange Traded Funds - (1.8%)
	Other Investment Pools & Funds - 1.8%
(13,955)	iShares MSCI Brazil ETF	$(503,775)
(9,039)	iShares MSCI India ETF	(322,060)

	Total Exchange Traded Funds (cost $(831,009))	$(825,835)

	Total Securities Sold Short (Proceeds $(27,649,345))	$ (28,097,703)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $1,027,897, which represented 2.2% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,516,870	$698,323	$818,547	$—
Banks	3,786,156	1,752,145	2,034,011	—
Capital Goods	5,313,086	3,275,218	2,037,868	—
Commercial & Professional Services	562,840	562,840	—	—
Consumer Durables & Apparel	1,784,719	1,784,719	—	—
Consumer Services	1,342,807	1,178,958	163,849	—
Diversified Financials	2,758,121	2,118,353	639,768	—
Energy	3,176,010	2,626,389	549,621	—
Food, Beverage & Tobacco	1,110,059	281,833	828,226	—
Health Care Equipment & Services	4,750,976	3,922,055	828,921	—
Household & Personal Products	606,112	606,112	—	—
Insurance	1,368,882	740,259	628,623	—
Materials	4,537,542	2,677,738	1,859,804	—
Media	1,221,282	672,477	548,805	—
Pharmaceuticals, Biotechnology & Life Sciences	1,854,061	1,070,548	783,513	—
Real Estate	4,312,534	2,858,019	1,454,515	—
Retailing	665,672	665,672	—	—
Semiconductors & Semiconductor Equipment	3,938,602	3,060,487	878,115	—
Software & Services	2,440,752	2,137,096	303,656	—
Technology Hardware & Equipment	2,757,339	1,286,067	1,471,272	—
Telecommunication Services	809,733	504,817	304,916	—
Transportation	3,183,502	1,475,940	1,707,562	—
Utilities	1,248,188	660,265	587,923	—
Exchange-Traded Funds	485,901	485,901	—	—
Preferred Stocks	642,878	642,878	—	—
Short-Term Investments	1,065,005	1,065,005	—	—

Total	$57,239,629	$38,810,114	$18,429,515	$—

Liabilities
Securities Sold Short
Automobiles & Components	$(1,198,580)	$(447,892)	$(750,688)	$—
Banks	(1,295,039)	(1,094,593)	(200,446)	—
Capital Goods	(3,537,905)	(2,105,663)	(1,432,242)	—
Commercial & Professional Services	(603,324)	—	(603,324)	—
Consumer Durables & Apparel	(1,374,734)	(819,911)	(554,823)	—
Consumer Services	(685,923)	(685,923)	—	—
Diversified Financials	(2,155,567)	(380,913)	(1,774,654)	—
Energy	(847,034)	(521,559)	(325,475)	—
Food, Beverage & Tobacco	(1,129,253)	(820,468)	(308,785)	—
Health Care Equipment & Services	(2,234,810)	(1,665,802)	(569,008)	—
Insurance	(693,368)	(599,609)	(93,759)	—
Materials	(2,454,536)	(1,277,783)	(1,176,753)	—
Real Estate	(838,501)	(701,473)	(137,028)	—
Retailing	(1,378,178)	(933,080)	(445,098)	—
Semiconductors & Semiconductor Equipment	(2,087,040)	(1,739,154)	(347,886)	—
Software & Services	(682,098)	(237,391)	(444,707)	—
Technology Hardware & Equipment	(1,912,571)	(1,667,895)	(244,676)	—
Telecommunication Services	(223,676)	(223,676)	—	—
Transportation	(1,560,432)	—	(1,560,432)	—
Utilities	(379,299)	(288,372)	(90,927)	—
Securities Sold Short - ETF
Diversified Financials	(825,835)	(825,835)	—	—

Total	$(28,097,703)	$(17,036,992)	$(11,060,711)	$—

(1) For the period ended July 31, 2018, investments valued at $317,335 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $518,914 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford MidCap Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Banks - 6.1%
1,031,896	Cullen/Frost Bankers, Inc.	$114,014,189
767,121	East West Bancorp., Inc.	49,663,414
206,782	First Citizens BancShares, Inc. Class A	84,123,053
1,583,741	First Republic Bank	156,568,635
883,077	M&T Bank Corp.	153,081,398
852,678	Pinnacle Financial Partners, Inc.	53,292,375
1,274,301	Prosperity Bancshares, Inc.	89,392,215
990,039	South State Corp.	82,866,265

		783,001,544

	Capital Goods - 7.6%
2,085,060	Fastenal Co.	118,702,466
1,813,929	HEICO Corp. Class A	117,451,903
1,502,916	IDEX Corp.	230,817,839
1,068,429	Lennox International, Inc.	231,934,567
1,390,996	Lincoln Electric Holdings, Inc.	130,670,164
675,976	Middleby Corp.*	69,274,021
1,191,317	PACCAR, Inc.	78,293,353

		977,144,313

	Commercial & Professional Services - 9.5%
598,643	Cimpress N.V.*	87,443,783
684,758	Cintas Corp.	140,019,316
358,381	CoStar Group, Inc.*	149,032,739
975,436	Dun & Bradstreet Corp.	122,797,638
1,969,995	KAR Auction Services, Inc.	117,116,203
1,775,963	Robert Half International, Inc.	134,546,957
3,744,295	TransUnion	271,086,958
333,624	UniFirst Corp.	62,437,731
1,618,826	Waste Connections, Inc.	125,637,086

		1,210,118,411

	Consumer Durables & Apparel - 1.8%
58,983	NVR, Inc.*	162,759,460
3,735,218	Under Armour, Inc. Class C*(1)	69,997,985

		232,757,445

	Consumer Services - 1.2%
327,109	Aramark	13,153,053
1,770,680	Choice Hotels International, Inc.	137,404,768

		150,557,821

	Diversified Financials - 3.1%
366,876	Credit Acceptance Corp.*(1)	140,733,633
672,791	FactSet Research Systems, Inc.	135,473,196
1,145,604	Northern Trust Corp.	125,122,869

		401,329,698

	Energy - 5.1%
701,021	Cimarex Energy Co.	69,120,671
468,907	Concho Resources, Inc.*	68,390,103
951,005	Diamondback Energy, Inc.	125,485,110
4,969,209	Newfield Exploration Co.*	142,715,682
13,147,608	WPX Energy, Inc.*	246,780,602

		652,492,168

	Food & Staples Retailing - 0.6%
886,598	PriceSmart, Inc.	72,479,387

	Health Care Equipment & Services - 5.1%
1,072,660	Integra LifeSciences Holdings Corp.*	66,858,898
1,492,502	STERIS plc	170,846,704
571,335	Teleflex, Inc.	155,808,768
1,109,071	Varian Medical Systems, Inc.*	128,042,247
1,719,038	Veeva Systems, Inc. Class A*	130,010,844

		651,567,461

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Insurance - 5.5%
153,970	Alleghany Corp.	$96,888,702
190,026	Fairfax Financial Holdings Ltd.	107,367,575
1,873,400	FNF Group	75,872,700
204,316	Markel Corp.*	239,049,720
105,648	White Mountains Insurance Group Ltd.	96,459,793
1,076,132	WR Berkley Corp.	81,581,567

		697,220,057

	Materials - 2.9%
3,764,513	Ball Corp.	146,703,071
1,529,973	Packaging Corp. of America	172,733,952
1,975,167	Silgan Holdings, Inc.	54,336,844

		373,773,867

	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
1,806,237	Aerie Pharmaceuticals, Inc.*	122,011,309
1,532,864	Agios Pharmaceuticals, Inc.*	132,454,778
2,753,713	Alkermes plc*	120,750,315
837,832	Alnylam Pharmaceuticals, Inc.*	79,594,040
470,674	BeiGene Ltd. ADR*(1)	89,268,031
680,597	Bluebird Bio, Inc.*	105,424,475
2,844,496	Ionis Pharmaceuticals, Inc.*	124,247,585
3,714,480	Ironwood Pharmaceuticals, Inc.*	71,615,174
216,653	Mettler-Toledo International, Inc.*	128,369,069
1,187,436	Neurocrine Biosciences, Inc.*	119,325,444
937,964	Sage Therapeutics, Inc.*	135,366,965
1,279,816	Seattle Genetics, Inc.*	90,099,046
1,126,077	Spark Therapeutics, Inc.*(1)	86,392,628
1,604,618	Ultragenyx Pharmaceutical, Inc.*	126,941,330
566,196	Waters Corp.*	111,693,485

		1,643,553,674

	Real Estate - 1.5%
3,200,176	Equity Commonwealth REIT*	103,173,674
3,771,820	Redfin Corp.*(1)	92,409,590

		195,583,264

	Retailing - 2.6%
2,414,941	CarMax, Inc.*	180,347,794
2,629,533	TripAdvisor, Inc.*	152,486,619

		332,834,413

	Semiconductors & Semiconductor Equipment - 2.0%
1,359,199	MKS Instruments, Inc.	128,172,466
144,714	Monolithic Power Systems, Inc.	19,200,653
1,194,319	Silicon Laboratories, Inc.*	113,758,885

		261,132,004

	Software & Services - 18.9%
1,278,447	2U, Inc.*	96,727,300
2,393,184	Akamai Technologies, Inc.*	180,111,028
1,703,007	Black Knight, Inc.*	87,960,312
1,839,098	Blackbaud, Inc.	183,560,371
359,864	Cargurus, Inc.*	15,600,104
9,218,583	Genpact Ltd.	280,060,552
1,969,726	Global Payments, Inc.	221,732,056
405,656	GrubHub, Inc.*	49,445,410
1,541,519	Guidewire Software, Inc.*	132,878,938
466,106	Proofpoint, Inc.*	53,159,389
974,184	PTC, Inc.*	89,537,251
4,563,140	Teradata Corp.*	174,722,631
1,382,187	Total System Services, Inc.	126,525,398
1,748,731	VeriSign, Inc.*	253,968,203
1,579,862	WEX, Inc.*	299,889,405

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,132,568	Zillow Group, Inc. Class A*		$63,842,858
2,007,380	Zillow Group, Inc. Class C*(1)		111,811,066

			2,421,532,272

	Technology Hardware & Equipment - 7.3%
2,803,587	CDW Corp.		235,753,631
4,747,381	CommScope Holding Co., Inc.*		152,438,404
379,818	F5 Networks, Inc.*		65,093,209
3,317,867	II-VI, Inc.*		130,060,386
2,921,207	Keysight Technologies, Inc.*		169,430,006
4,024,932	National Instruments Corp.		176,332,271

			929,107,907

	Transportation - 3.9%
333,314	AMERCO		125,686,043
2,075,190	Genesee & Wyoming, Inc. Class A*		178,466,340
5,352,352	JetBlue Airways Corp.*		96,342,336
2,211,946	Spirit Airlines, Inc.*		96,086,934

			496,581,653

	Utilities - 2.2%
976,782	Black Hills Corp.		58,577,617
1,921,258	NiSource, Inc.		50,298,534
3,197,992	UGI Corp.		169,941,295

			278,817,446

	Total Common Stocks (cost $9,650,925,735)		$12,761,584,805

	Total Long-Term Investments (cost $9,650,925,735)		$12,761,584,805

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.3%
41,477,731	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(2)		41,477,731

	Securities Lending Collateral - 0.4%
2,761,963	Citibank NA DDCA, 1.91%, 8/1/2018(2)		2,761,963
28,395,228	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(2)		28,395,228
11,374,213	Invesco Government & Agency Portfolio, 1.81%(2)		11,374,213
5,863,027	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(2)		5,863,027
6,844,832	Western Asset Institutional Government Class A Fund, 1.76%(2)		6,844,832

			55,239,263

	Total Short-Term Investments (cost $96,716,994)		$96,716,994

	Total Investments (cost $9,747,642,729)	100.4%	$12,858,301,799
	Other Assets and Liabilities	(0.4)%	(56,966,195)

	Total Net Assets	100.0%	$12,801,335,604

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$783,001,544	$783,001,544	$—	$—
Capital Goods	977,144,313	977,144,313	—	—
Commercial & Professional Services	1,210,118,411	1,210,118,411	—	—
Consumer Durables & Apparel	232,757,445	232,757,445	—	—
Consumer Services	150,557,821	150,557,821	—	—
Diversified Financials	401,329,698	401,329,698	—	—
Energy	652,492,168	652,492,168	—	—
Food & Staples Retailing	72,479,387	72,479,387	—	—
Health Care Equipment & Services	651,567,461	651,567,461	—	—
Insurance	697,220,057	697,220,057	—	—
Materials	373,773,867	373,773,867	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,643,553,674	1,643,553,674	—	—
Real Estate	195,583,264	195,583,264	—	—
Retailing	332,834,413	332,834,413	—	—
Semiconductors & Semiconductor Equipment	261,132,004	261,132,004	—	—
Software & Services	2,421,532,272	2,421,532,272	—	—
Technology Hardware & Equipment	929,107,907	929,107,907	—	—
Transportation	496,581,653	496,581,653	—	—
Utilities	278,817,446	278,817,446	—	—
Short-Term Investments	96,716,994	96,716,994	—	—

Total	$12,858,301,799	$12,858,301,799	$—	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.3%
	Automobiles & Components - 0.7%
217,511	Goodyear Tire & Rubber Co.	$5,265,941

	Banks - 12.1%
226,134	BancorpSouth Bank	7,439,809
174,568	Bank OZK	7,139,831
156,072	Comerica, Inc.	15,129,620
211,924	First Midwest Bancorp, Inc.	5,652,013
145,400	IBERIABANK Corp.	12,082,740
68,439	Pinnacle Financial Partners, Inc.	4,277,437
103,045	South State Corp.	8,624,866
456,871	Sterling Bancorp	10,142,536
154,136	Western Alliance Bancorp.*	8,742,594
171,291	Zions Bancorporation	8,855,745

		88,087,191

	Capital Goods - 10.9%
130,405	Granite Construction, Inc.	7,035,350
72,168	Harris Corp.	11,904,112
98,901	Hubbell, Inc.	12,189,548
191,264	JELD-WEN Holding, Inc.*	5,248,284
557,789	Milacron Holdings Corp.*	11,629,901
113,546	Moog, Inc. Class A	8,517,085
758,035	Sanwa Holdings Corp.	8,621,924
181,705	Sensata Technologies Holding plc*	9,879,301
62,043	WESCO International, Inc.*	3,784,623

		78,810,128

	Commercial & Professional Services - 2.9%
369,168	Atento S.A.	2,694,926
182,718	Clean Harbors, Inc.*	10,402,136
63,091	Dun & Bradstreet Corp.	7,942,526

		21,039,588

	Consumer Durables & Apparel - 1.3%
30,090	D.R. Horton, Inc.	1,314,933
42,996	Lennar Corp. Class A	2,247,401
81,502	Skechers USA, Inc. Class A*	2,259,236
102,116	Toll Brothers, Inc.	3,600,610

		9,422,180

	Consumer Services - 0.7%
107,147	Norwegian Cruise Line Holdings Ltd.*	5,360,565

	Energy - 8.2%
82,429	Delek U.S. Holdings, Inc.	4,395,114
199,673	Diamondback Energy, Inc.	26,346,852
62,011	Energen Corp.*	4,599,976
366,769	Laredo Petroleum, Inc.*	3,418,287
458,516	Newfield Exploration Co.*	13,168,580
389,553	WPX Energy, Inc.*	7,311,910

		59,240,719

	Food & Staples Retailing - 1.5%
316,870	US Foods Holding Corp.*	10,713,375

	Food, Beverage & Tobacco - 1.9%
43,896	Ingredion, Inc.	4,446,665
110,302	Post Holdings, Inc.*	9,547,741

		13,994,406

	Health Care Equipment & Services - 4.4%
266,114	Acadia Healthcare Co., Inc.*	10,506,181
345,314	Brookdale Senior Living, Inc.*	3,311,561
88,237	Hill-Rom Holdings, Inc.	8,311,926
87,924	STERIS plc	10,064,660

		32,194,328

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Insurance - 8.6%
77,873	Assurant, Inc.	$8,589,392
413,862	CNO Financial Group, Inc.	8,422,092
63,849	Hanover Insurance Group, Inc.	8,007,941
506,601	Jardine Lloyd Thompson Group plc	9,375,639
1,022,908	Lancashire Holdings Ltd.	7,685,674
86,371	Reinsurance Group of America, Inc.	12,221,496
201,785	Unum Group	8,016,918

		62,319,152

	Materials - 9.9%
144,711	Alcoa Corp.*	6,261,645
232,226	Buzzi Unicem S.p.A.	5,107,741
172,726	Cabot Corp.	11,417,189
112,664	Celanese Corp. Class A	13,306,745
256,040	Commercial Metals Co.	5,719,934
126,968	FMC Corp.	11,411,884
141,827	Olin Corp.	4,185,315
132,328	Reliance Steel & Aluminum Co.	11,935,985
20,343	Westlake Chemical Corp.	2,181,176

		71,527,614

	Media - 0.5%
315,704	TEGNA, Inc.	3,482,215

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
58,083	Five Prime Therapeutics, Inc.*	865,437

	Real Estate - 10.6%
99,579	American Assets Trust, Inc. REIT	3,826,821
538,365	Brixmor Property Group, Inc. REIT	9,523,677
312,118	Corporate Office Properties Trust REIT	9,282,389
52,793	Equity LifeStyle Properties, Inc. REIT	4,803,635
63,034	Extra Space Storage, Inc. REIT	5,923,305
78,688	Forest City Realty Trust, Inc. Class A, REIT	1,964,839
66,417	Life Storage, Inc. REIT	6,373,375
295,042	Park Hotels & Resorts, Inc. REIT	9,228,914
94,903	PS Business Parks, Inc. REIT	12,125,756
506,781	STORE Capital Corp. REIT	13,911,139

		76,963,850

	Retailing - 0.8%
169,760	Caleres, Inc.	5,685,262

	Semiconductors & Semiconductor Equipment - 4.1%
163,931	Axcelis Technologies, Inc.*	3,606,482
259,141	Ichor Holdings Ltd.*(1)	5,441,961
227,426	Silicon Motion Technology Corp. ADR	12,137,726
201,949	Teradyne, Inc.	8,734,294

		29,920,463

	Software & Services - 3.8%
179,411	Booz Allen Hamilton Holding Corp.	8,480,758
174,023	SS&C Technologies Holdings, Inc.	9,235,401
67,610	VeriSign, Inc.*	9,819,000

		27,535,159

	Technology Hardware & Equipment - 5.4%
184,701	Acacia Communications, Inc.*(1)	5,936,290
234,979	Arrow Electronics, Inc.*	17,820,807
160,317	KEMET Corp.*	4,166,639
199,932	Keysight Technologies, Inc.*	11,596,056

		39,519,792

	Telecommunication Services - 1.2%
141,053	Millicom International Cellular S.A.	9,035,820

	Transportation - 3.6%
145,233	Genesee & Wyoming, Inc. Class A*	12,490,038
402,938	JetBlue Airways Corp.*	7,252,884
125,344	Knight-Swift Transportation Holdings, Inc.*	4,079,948
77,480	Schneider National, Inc. Class B	2,025,327

		25,848,197

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Utilities - 5.1%
282,452	Alliant Energy Corp.		$12,136,962
99,767	Evergy, Inc.		5,595,931
364,177	UGI Corp.		19,352,366

			37,085,259

	Total Common Stocks (cost $621,986,315)		$713,916,641

	Total Long-Term Investments (cost $621,986,315)		$713,916,641

Short-Term Investments - 2.7%
	Other Investment Pools & Funds - 1.7%
12,179,477	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(2)		12,179,477

	Securities Lending Collateral - 1.0%
379,773	Citibank NA DDCA, 1.91%, 8/1/2018(2)		379,773
3,904,376	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(2)		3,904,376
1,563,967	Invesco Government & Agency Portfolio, 1.81%(2)		1,563,967
806,173	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(2)		806,173
941,172	Western Asset Institutional Government Class A Fund, 1.76%(2)		941,172

			7,595,461

	Total Short-Term Investments (cost $19,774,938)		$19,774,938

	Total Investments (cost $641,761,253)	101.0%	$733,691,579
	Other Assets and Liabilities	(1.0)%	(7,230,141)

	Total Net Assets	100.0%	$726,461,438

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$5,265,941	$5,265,941	$—	$—
Banks	88,087,191	88,087,191	—	—
Capital Goods	78,810,128	70,188,204	8,621,924	—
Commercial & Professional Services	21,039,588	21,039,588	—	—
Consumer Durables & Apparel	9,422,180	9,422,180	—	—
Consumer Services	5,360,565	5,360,565	—	—
Energy	59,240,719	59,240,719	—	—
Food & Staples Retailing	10,713,375	10,713,375	—	—
Food, Beverage & Tobacco	13,994,406	13,994,406	—	—
Health Care Equipment & Services	32,194,328	32,194,328	—	—
Insurance	62,319,152	54,633,478	7,685,674	—
Materials	71,527,614	66,419,873	5,107,741	—
Media	3,482,215	3,482,215	—	—
Pharmaceuticals, Biotechnology & Life Sciences	865,437	865,437	—	—
Real Estate	76,963,850	76,963,850	—	—
Retailing	5,685,262	5,685,262	—	—
Semiconductors & Semiconductor Equipment	29,920,463	29,920,463	—	—
Software & Services	27,535,159	27,535,159	—	—
Technology Hardware & Equipment	39,519,792	39,519,792	—	—
Telecommunication Services	9,035,820	—	9,035,820	—
Transportation	25,848,197	25,848,197	—	—
Utilities	37,085,259	37,085,259	—	—
Short-Term Investments	19,774,938	19,774,938	—	—

Total	$733,691,579	$703,240,420	$30,451,159	$—

(1) For the period ended July 31, 2018, there were no transfers from Level 1 to Level 2; investments valued at $ 7,830,221 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Moderate Allocation Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.7%
	Alternative Funds - 5.2%
1,170,195	Hartford Real Total Return Fund, Class F		$9,303,054
1,472,716	The Hartford Global Real Asset Fund, Class F		14,196,986

	Total Alternative Funds (cost $23,540,038)		$23,500,040

	Domestic Equity Funds - 41.1%
1,594,171	Hartford Core Equity Fund, Class F		49,801,889
736,320	Hartford Multifactor US Equity ETF		23,913,685
1,268,198	Hartford Quality Value Fund, Class F		26,441,922
910,795	Hartford Small Cap Core Fund, Class F		13,589,061
2,011,106	The Hartford Equity Income Fund, Class F		40,986,337
254,179	The Hartford Growth Opportunities Fund, Class F		13,021,596
523,833	The Hartford MidCap Fund, Class F		17,799,859

	Total Domestic Equity Funds (cost $165,933,078)		$185,554,349

	International/Global Equity Funds - 15.5%
476,090	Hartford Multifactor Developed Markets ex-US ETF		13,825,654
2,400,203	Hartford Schroders International Multi-Cap Value Fund, Class F		23,978,030
1,624,743	The Hartford International Opportunities Fund, Class F		27,068,214
308,886	The Hartford International Small Company Fund, Class F		4,935,993

	Total International/Global Equity Funds (cost $66,623,418)		$69,807,891

	Multi-Strategy Funds - 5.2%
2,205,167	The Hartford Global All-Asset Fund, Class F		23,683,494

	Total Multi-Strategy Funds (cost $24,287,619)		$23,683,494

	Taxable Fixed Income Funds - 32.7%
1,339,259	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		12,187,257
891,658	The Hartford Inflation Plus Fund, Class F		9,478,321
4,320,441	The Hartford Quality Bond Fund, Class F		41,908,279
1,545,669	The Hartford Short Duration Fund, Class F		15,054,814
2,194,494	The Hartford Strategic Income Fund, Class F		18,916,535
2,184,094	The Hartford Total Return Bond Fund, Class F		21,993,823
2,601,704	The Hartford World Bond Fund, Class F		27,890,263

	Total Taxable Fixed Income Funds (cost $150,222,872)		$147,429,292

	Total Affiliated Investment Companies (cost $430,607,025)		$449,975,066

	Total Long-Term Investments (cost $430,607,025)		$449,975,066

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
1,588,198	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(1)		1,588,198

	Total Short-Term Investments (cost $1,588,198)		$1,588,198

	Total Investments (cost $432,195,223)	100.0%	$451,563,264
	Other Assets and Liabilities	0.0%	(209,643)

	Total Net Assets	100.0%	$451,353,621

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

Hartford Moderate Allocation Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

Hartford Moderate Allocation Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$449,975,066	$449,975,066	$—	$—
Short-Term Investments	1,588,198	1,588,198	—	—

Total	$451,563,264	$451,563,264	$—	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

Hartford Multi-Asset Income Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 1.9%
	Asset-Backed - Finance & Insurance - 0.0%
$ 33,428	Long Beach Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.23%, 12/25/2036(1)(15)	$16,982

	Asset-Backed - Home Equity - 0.4%
118,091	GSAA Home Equity Trust 1 mo. USD LIBOR + 0.090%, 2.15%, 12/25/2036(1)(15)	57,302
363,534	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(2)(15)	184,704
40,000	Soundview Home Loan Trust 1 mo. USD LIBOR + 0.250%, 2.31%, 11/25/2036(1)(15)	35,936

		277,942

	Commercial Mortgage - Backed Securities - 0.3%
50,000	Citigroup Commercial Mortgage Trust 4.50%, 03/10/2047(3)(4)(15)	37,966
175,000	Commercial Mortgage Trust 4.57%, 10/15/2045(3)(4)(15)	33,085
140,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.73%, 10/15/2045(3)(4)(15)	66,233
15,000	Wells Fargo Commercial Mortgage Trust 4.10%, 05/15/2048(4)	13,461
115,599	WF-RBS Commercial Mortgage Trust 3.02%, 11/15/2047(3)(15)	52,265

		203,010

	Whole Loan Collateral CMO - 1.2%
	Alternative Loan Trust
44,077	1 mo. USD LIBOR + 0.450%, 2.51%, 04/25/2035(1)	40,563
53,690	12 mo. USD MTA + 1.350%, 3.00%, 08/25/2035(1)	47,719
51,952	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.320%, 2.38%, 08/25/2036(1)	54,243
16,532	CHL Mortgage Pass-Through Trust 3.61%, 03/20/2036(4)	15,169
56,002	Countrywide Alternative Loan Trust 1 mo. USD LIBOR + 0.140%, 2.20%, 04/25/2047(1)	52,993
	Fannie Mae Connecticut Avenue Securities
162,000	1 mo. USD LIBOR + 2.200%, 4.26%, 01/25/2030(1)	165,874
220,000	1 mo. USD LIBOR + 2.550%, 4.61%, 12/25/2030(1)	222,664
40,000	1 mo. USD LIBOR + 3.550%, 5.61%, 07/25/2029(1)	43,687
80,143	1 mo. USD LIBOR + 4.350%, 6.41%, 05/25/2029(1)	89,608
102,501	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.35%, 06/25/2036(4)	90,999
67,590	Residential Accredit Loans, Inc. 1 mo. USD LIBOR + 0.250%, 2.31%, 08/25/2037(1)	64,092
42,262	Residential Asset Securitization Trust 5.50%, 06/25/2035	38,141
25,000	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 1.650%, 3.71%, 04/25/2043(3)	25,168
20,685	Wells Fargo Mortgage Backed Securities Trust 3.86%, 03/25/2036(4)	20,474

		971,394

	Total Asset & Commercial Mortgage Backed Securities (cost $1,627,226)	$1,469,328

Corporate Bonds - 19.6%
	Aerospace/Defense - 0.5%
10,000	DAE Funding LLC 5.00%, 08/01/2024(3)	9,825
200,000	Harris Corp. 2.70%, 04/27/2020	198,308
	Lockheed Martin Corp.
100,000	3.35%, 09/15/2021	100,481

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$50,000	3.80%, 03/01/2045	$47,191

			355,805

		Agriculture - 0.5%
	50,000	Altria Group, Inc. 5.38%, 01/31/2044	54,980
		Nutrien Ltd.
	50,000	3.38%, 03/15/2025	46,982
	55,000	4.13%, 03/15/2035	51,027
		Reynolds American, Inc.
	50,000	4.85%, 09/15/2023	52,120
	175,000	6.88%, 05/01/2020	185,593

			390,702

		Apparel - 0.1%
	75,000	NIKE, Inc. 2.38%, 11/01/2026	68,672

		Auto Manufacturers - 0.3%
CAD	100,000	Ford Credit Canada Co. 3.70%, 08/02/2018	76,887
	$10,000	General Motors Co. 6.60%, 04/01/2036	10,831
		General Motors Financial Co., Inc.
	30,000	3 mo. USD LIBOR + 1.270%, 3.61%, 10/04/2019(1)	30,313
	75,000	4.00%, 10/06/2026	71,182
CAD	75,000	VW Credit Canada, Inc. 2.80%, 08/20/2018	57,684

			246,897

		Auto Parts & Equipment - 0.1%
	$75,000	Delphi Corp. 4.15%, 03/15/2024	75,004
	5,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	4,663

			79,667

		Beverages - 0.8%
	25,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/2023	24,102
		Anheuser-Busch InBev Worldwide, Inc.
	75,000	3.75%, 07/15/2042	66,889
	55,000	4.60%, 04/15/2048	55,066
	175,000	Coca-Cola Femsa S.A.B. de C.V. 4.63%, 02/15/2020	178,666
		Constellation Brands, Inc.
	100,000	2.65%, 11/07/2022	95,647
	55,000	4.50%, 05/09/2047	53,491
		Molson Coors Brewing Co.
	100,000	3.00%, 07/15/2026	91,573
	50,000	4.20%, 07/15/2046	45,688

			611,122

		Biotechnology - 0.3%
	75,000	Celgene Corp. 3.25%, 08/15/2022	73,797
	200,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	197,908

			271,705

		Chemicals - 0.3%
	16,000	Chemours Co. 6.63%, 05/15/2023	16,760
	210,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	211,737
	20,000	Eastman Chemical Co. 4.65%, 10/15/2044	19,672

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$10,000	Methanex Corp. 5.65%, 12/01/2044	$9,512

			257,681

		Coal - 0.1%
	15,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(15)	15,375
	25,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(3)(15)	22,313
	30,000	Peabody Energy Corp. 6.38%, 03/31/2025(3)	31,950
	15,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(3)	15,506

			85,144

		Commercial Banks - 6.5%
	250,000	Australia & New Zealand Banking Group Ltd. 2.13%, 08/19/2020	244,423
		Banco Bilbao Vizcaya Argentaria S.A.
	200,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(5)(6)	184,000
EUR	200,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(1)(5)(7)	239,709
	200,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(1)(5)(7)	241,646
		Bank of America Corp.
	$25,000	3.25%, 10/21/2027	23,299
	100,000	4.00%, 01/22/2025	98,738
	75,000	4.75%, 04/21/2045	75,975
	200,000	Bank of Montreal 2.10%, 06/15/2020	196,355
		Capital One Financial Corp.
	50,000	2.45%, 04/24/2019	49,904
	55,000	3.20%, 02/05/2025	51,700
	250,000	Citizens Bank NA 2.25%, 10/30/2020	243,483
	200,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(3)(5)	219,500
	400,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(5)(7)	401,500
	50,000	Deutsche Bank AG 3.70%, 05/30/2024	47,020
	200,000	Fifth Third Bancorp 2.88%, 07/27/2020	198,827
	15,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(3)	14,625
		Goldman Sachs Group, Inc.
	75,000	3 mo. USD LIBOR + 0.800%, 3.13%, 12/13/2019(1)	75,439
	100,000	3.50%, 01/23/2025	96,817
	100,000	3.50%, 11/16/2026	94,900
	60,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(1)	56,423
	200,000	HSBC Holdings plc 5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(1)(5)	193,800
	200,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(5)(6)	191,000
		JP Morgan Chase & Co.
	50,000	2.95%, 10/01/2026	46,579
	100,000	6.30%, 04/23/2019	102,610
		Morgan Stanley
	75,000	3 mo. USD LIBOR + 1.140%, 3.48%, 01/27/2020(1)	75,930
	150,000	3.95%, 04/23/2027	144,461
	60,000	4.38%, 01/22/2047	59,328
		Novo Banco S.A.
EUR	60,000	3.50%, 02/19/2043(7)(15)	61,381
	80,000	3.50%, 03/18/2043(7)(15)	81,779
	$250,000	PNC Bank NA 2.60%, 07/21/2020	247,206

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$200,000	Santander UK plc 2.13%, 11/03/2020	$194,413
	200,000	Societe Generale S.A. 5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(3)(5)	211,250
		UBS Group Funding Switzerland AG
	200,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(1)(5)(7)	208,722
	200,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(1)(5)(7)	210,874
EUR	200,000	UniCredit S.p.A. 5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(1)(5)(7)	235,633
	$20,000	Wells Fargo & Co. 4.75%, 12/07/2046	20,130

			5,139,379

		Commercial Services - 0.2%
	6,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(3)	6,360
		APX Group, Inc.
	20,000	7.63%, 09/01/2023	18,067
	25,000	7.88%, 12/01/2022	25,188
		Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	15,000	5.25%, 03/15/2025(3)	13,800
	15,000	5.50%, 04/01/2023	14,775
	15,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(3)	15,300
	15,000	Garda World Security Corp. 8.75%, 05/15/2025(3)	15,075
		Herc Rentals, Inc.
	9,000	7.50%, 06/01/2022(3)	9,495
	9,000	7.75%, 06/01/2024(3)	9,644
	10,000	United Rentals North America, Inc. 5.88%, 09/15/2026	10,150

			137,854

		Construction Materials - 0.1%
	35,000	Standard Industries, Inc. 5.38%, 11/15/2024(3)	34,660

		Diversified Financial Services - 1.2%
	175,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 10/30/2020	178,294
	175,000	Ameriprise Financial, Inc. 5.30%, 03/15/2020	181,091
	75,000	Discover Financial Services 3.75%, 03/04/2025	71,808
	5,000	FBM Finance, Inc. 8.25%, 08/15/2021(3)	5,200
	15,000	goeasy Ltd. 7.88%, 11/01/2022(3)	15,752
	25,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.88%, 10/01/2020	25,500
		Navient Corp.
	15,000	5.50%, 01/25/2023	14,662
	20,000	5.88%, 10/25/2024	19,350
	20,000	6.13%, 03/25/2024	19,700
	5,000	7.25%, 09/25/2023	5,238
		Springleaf Finance Corp.
	5,000	5.25%, 12/15/2019	5,081
	5,000	6.13%, 05/15/2022	5,113
	5,000	6.88%, 03/15/2025	5,075
	10,000	7.75%, 10/01/2021	10,800
	10,000	8.25%, 12/15/2020	10,825
	200,000	Synchrony Financial 2.70%, 02/03/2020	197,386
	25,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(3)	24,167

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$200,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(7)	$170,846

			965,888

		Electric - 0.9%
	25,000	AES Corp. 5.13%, 09/01/2027	25,250
	50,000	Dominion Energy, Inc. 2.85%, 08/15/2026	45,718
	20,000	Duke Energy Florida LLC 3.40%, 10/01/2046	17,570
	200,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(7)	197,250
	50,000	Fortis, Inc. 3.06%, 10/04/2026	45,801
	50,000	ITC Holdings Corp. 3.25%, 06/30/2026	46,955
	150,000	Pampa Energia S.A. 7.50%, 01/24/2027(7)	140,625
	80,000	SCANA Corp. 4.13%, 02/01/2022	79,037
	50,000	Southern Power Co. 5.15%, 09/15/2041	50,673
	50,000	Southwestern Electric Power Co. 2.75%, 10/01/2026	45,767

			694,646

		Electronics - 0.1%
	50,000	Keysight Technologies, Inc. 3.30%, 10/30/2019	49,809

		Engineering & Construction - 0.1%
GBP	50,000	Heathrow Funding Ltd. 6.25%, 09/10/2018(7)	65,950

		Entertainment - 0.1%
	$10,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(3)	9,625
	15,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	15,150
	15,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(3)	15,675
	25,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(3)	23,594
	15,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	15,713

			79,757

		Environmental Control - 0.0%
	5,000	Clean Harbors, Inc. 5.13%, 06/01/2021	5,013
	25,000	Tervita Escrow Corp. 7.63%, 12/01/2021(3)	25,821

			30,834

		Food - 0.1%
		Post Holdings, Inc.
	10,000	5.00%, 08/15/2026(3)	9,425
	15,000	5.63%, 01/15/2028(3)	14,288
	20,000	5.75%, 03/01/2027(3)	19,450
		TreeHouse Foods, Inc.
	15,000	4.88%, 03/15/2022	15,004
	5,000	6.00%, 02/15/2024(3)	5,000

			63,167

		Healthcare-Products - 0.2%
	50,000	Abbott Laboratories 2.95%, 03/15/2025	47,705

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$25,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(3)	$25,375
50,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	46,335

		119,415

	Healthcare-Services - 0.1%
15,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	15,619
	HCA, Inc.
20,000	5.38%, 02/01/2025	20,250
5,000	6.50%, 02/15/2020	5,204
15,000	7.50%, 11/15/2095	14,738
5,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(3)	5,175
25,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(3)	24,312

		85,298

	Home Builders - 0.1%
15,000	AV Homes, Inc. 6.63%, 05/15/2022	15,450
	Beazer Homes USA, Inc.
5,000	6.75%, 03/15/2025	4,700
5,000	8.75%, 03/15/2022	5,310
35,000	KB Home 7.00%, 12/15/2021	36,886
30,000	M/I Homes, Inc. 6.75%, 01/15/2021	30,675

		93,021

	Household Products - 0.0%
30,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	15,900

	Insurance - 0.5%
200,000	Aflac, Inc. 2.40%, 03/16/2020	198,074
50,000	American International Group, Inc. 4.13%, 02/15/2024	50,419
75,000	CNA Financial Corp. 3.95%, 05/15/2024	74,688
	Genworth Holdings, Inc.
15,000	4.90%, 08/15/2023	13,575
5,000	7.20%, 02/15/2021	5,197
5,000	MGIC Investment Corp. 5.75%, 08/15/2023	5,155
5,000	Radian Group, Inc. 4.50%, 10/01/2024	4,850
25,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(3)	24,687
50,000	XLIT Ltd. 4.45%, 03/31/2025	49,462

		426,107

	Internet - 0.1%
	Zayo Group LLC / Zayo Capital, Inc.
20,000	6.00%, 04/01/2023	20,525
20,000	6.38%, 05/15/2025	20,700

		41,225

	Iron/Steel - 0.1%
20,000	AK Steel Corp. 7.00%, 03/15/2027	18,975
30,000	Nucor Corp. 4.00%, 08/01/2023	30,463
	Steel Dynamics, Inc.
5,000	4.13%, 09/15/2025	4,781

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$10,000	5.13%, 10/01/2021	$10,113

			64,332

		Lodging - 0.1%
		Boyd Gaming Corp.
	10,000	6.00%, 08/15/2026(3)	10,050
	5,000	6.38%, 04/01/2026	5,113
	10,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	17,964
	30,000	FelCor Lodging L.P. 6.00%, 06/01/2025	30,675
	20,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(3)	20,650
	15,000	Station Casinos LLC 5.00%, 10/01/2025(3)	14,287
	15,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(3)	14,156

			112,895

		Machinery - Construction & Mining - 0.0%
	15,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(3)	15,844

		Machinery-Diversified - 0.0%
	25,000	Cloud Crane LLC 10.13%, 08/01/2024(3)	27,000

		Media - 0.9%
EUR	100,000	Altice Luxembourg S.A. 7.25%, 05/15/2022(7)	119,858
	$50,000	CBS Corp. 3.50%, 01/15/2025	47,727
		CCO Holdings LLC / CCO Holdings Capital Corp.
	5,000	5.13%, 05/01/2023(3)	4,988
	10,000	5.75%, 02/15/2026(3)	9,937
	45,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(3)	44,958
	75,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	75,070
		Cox Communications, Inc.
	30,000	3.35%, 09/15/2026(3)	27,893
	50,000	4.50%, 06/30/2043(3)	42,813
	20,000	CSC Holdings LLC 5.25%, 06/01/2024	19,250
		DISH DBS Corp.
	10,000	6.75%, 06/01/2021	10,053
	15,000	7.88%, 09/01/2019	15,544
	15,000	Gray Television, Inc. 5.13%, 10/15/2024(3)	14,400
	20,000	Liberty Interactive LLC 8.25%, 02/01/2030	21,351
	5,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(3)	4,638
		TEGNA, Inc.
	5,000	4.88%, 09/15/2021(3)	4,981
	20,000	6.38%, 10/15/2023	20,650
		Time Warner Cable LLC
	50,000	4.50%, 09/15/2042	42,748
	100,000	5.00%, 02/01/2020	102,020
	20,000	Tribune Media Co. 5.88%, 07/15/2022	20,100
	50,000	Viacom, Inc. 3.45%, 10/04/2026	46,522

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 5,000	WMG Acquisition Corp. 5.50%, 04/15/2026(3)	$4,950

		700,451

	Metal Fabricate/Hardware - 0.0%
5,000	Novelis Corp. 5.88%, 09/30/2026(3)	4,794
5,000	TriMas Corp. 4.88%, 10/15/2025(3)	4,787

		9,581

	Mining - 0.0%
20,000	First Quantum Minerals Ltd. 7.00%, 02/15/2021(7)	20,200
5,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	5,112
5,000	New Gold, Inc. 6.38%, 05/15/2025(3)	4,550

		29,862

	Miscellaneous Manufacturing - 0.1%
15,000	Bombardier, Inc. 6.13%, 01/15/2023(3)	15,244
55,000	Carlisle Cos., Inc. 3.75%, 11/15/2022	54,367

		69,611

	Office/Business Equipment - 0.0%
10,000	CDW LLC / CDW Finance Corp. 5.50%, 12/01/2024	10,372
5,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	4,487

		14,859

	Oil & Gas - 1.0%
10,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	9,527
30,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(3)	30,384
10,000	California Resources Corp. 8.00%, 12/15/2022(3)	8,950
50,000	Cimarex Energy Co. 3.90%, 05/15/2027	48,106
	Continental Resources, Inc.
30,000	4.90%, 06/01/2044	29,659
5,000	5.00%, 09/15/2022	5,074
10,000	Energen Corp. 4.63%, 09/01/2021	9,975
5,000	Ensco plc 5.75%, 10/01/2044	3,638
50,000	Exxon Mobil Corp. 2.71%, 03/06/2025	48,026
5,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(3)	4,913
	Laredo Petroleum, Inc.
5,000	5.63%, 01/15/2022	4,994
5,000	6.25%, 03/15/2023	5,025
75,000	Marathon Oil Corp. 2.70%, 06/01/2020	74,011
	MEG Energy Corp.
10,000	6.50%, 01/15/2025(3)	9,837
10,000	7.00%, 03/31/2024(3)	9,037
	Petrobras Global Finance B.V.
100,000	4.38%, 05/20/2023	96,350
85,000	5.75%, 02/01/2029	77,987
5,000	6.00%, 01/27/2028(7)	4,731
10,000	7.38%, 01/17/2027	10,400
	Petroleos Mexicanos

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$20,000	5.35%, 02/12/2028(7)	$18,686
	10,000	6.35%, 02/12/2048(3)	8,887
	15,000	6.75%, 09/21/2047	13,895
	55,000	Pioneer Natural Resources Co. 3.95%, 07/15/2022	55,678
	20,000	QEP Resources, Inc. 5.25%, 05/01/2023	19,700
		Rowan Cos., Inc.
	80,000	4.88%, 06/01/2022	74,900
	10,000	5.85%, 01/15/2044	7,450
	20,000	Shell International Finance B.V. 3.75%, 09/12/2046	18,960
		SM Energy Co.
	10,000	5.00%, 01/15/2024	9,625
	5,000	6.75%, 09/15/2026	5,087
	5,000	Sunoco L.P. / Sunoco Finance Corp. 5.88%, 03/15/2028(3)	4,700
	10,000	Transocean, Inc. 6.80%, 03/15/2038	8,350
	10,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(3)	9,250
		WPX Energy, Inc.
	20,000	5.25%, 09/15/2024	19,875
	5,000	5.75%, 06/01/2026	5,013
		YPF S.A.
	40,000	7.00%, 12/15/2047(3)	32,048
	20,000	8.50%, 07/28/2025(7)	20,000

			822,728

		Oil & Gas Services - 0.0%
		Weatherford International Ltd.
	5,000	5.95%, 04/15/2042	3,712
	5,000	6.50%, 08/01/2036	3,925

			7,637

		Packaging & Containers - 0.5%
EUR	100,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.75%, 05/15/2024(3)	126,328
	$30,000	Berry Global, Inc. 6.00%, 10/15/2022	30,675
	30,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(3)	28,200
		Flex Acquisition Co., Inc.
	10,000	6.88%, 01/15/2025(3)	9,725
	10,000	7.88%, 07/15/2026(3)	10,069
	15,000	Multi-Color Corp. 4.88%, 11/01/2025(3)	13,913
	10,000	OI European Group B.V. 4.00%, 03/15/2023(3)	9,450
	10,000	Owens-Brockway Glass Container, Inc. 6.38%, 08/15/2025(3)	10,250
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	15,000	5.13%, 07/15/2023(3)	14,916
	15,000	7.00%, 07/15/2024(3)	15,187
	105,000	WestRock MWV LLC 7.38%, 09/01/2019	109,631

			378,344

		Pharmaceuticals - 0.7%
	100,000	Allergan Funding SCS 4.55%, 03/15/2035	97,529
	50,000	Allergan, Inc. 2.80%, 03/15/2023	47,390
		Bausch Health Cos., Inc.
	70,000	5.88%, 05/15/2023(3)	67,235
	10,000	6.13%, 04/15/2025(3)	9,375
	5,000	7.00%, 03/15/2024(3)	5,301

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$75,000	Cardinal Health, Inc. 3.20%, 03/15/2023	$72,659
5,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(3)	4,900
55,000	CVS Health Corp. 5.05%, 03/25/2048	56,996
65,000	Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023(3)	54,844
75,000	McKesson Corp. 3.80%, 03/15/2024	74,154
20,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	19,401
	Teva Pharmaceutical Finance Netherlands B.V.
20,000	2.80%, 07/21/2023	18,074
30,000	3.15%, 10/01/2026	25,496

		553,354

	Pipelines - 0.4%
	Energy Transfer Equity L.P.
5,000	5.50%, 06/01/2027	5,125
20,000	7.50%, 10/15/2020	21,350
50,000	Energy Transfer Partners L.P. 5.20%, 02/01/2022	52,015
175,000	Kinder Morgan Energy Partners L.P. 6.85%, 02/15/2020	184,065
50,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	49,487

		312,042

	Real Estate Investment Trusts - 0.4%
100,000	American Tower Corp. 3.40%, 02/15/2019	100,365
100,000	Brixmor Operating Partnership L.P. 3.85%, 02/01/2025	96,417
100,000	Crown Castle International Corp. 3.65%, 09/01/2027	93,908

		290,690

	Retail - 0.2%
	1011778 BC ULC / New Red Finance, Inc.
5,000	4.25%, 05/15/2024(3)	4,756
25,000	5.00%, 10/15/2025(3)	23,969
10,000	CEC Entertainment, Inc. 8.00%, 02/15/2022(15)	8,850
50,000	CVS Health Corp. 5.13%, 07/20/2045	52,024
20,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 01/15/2022	17,900
15,000	Lithia Motors, Inc. 5.25%, 08/01/2025(3)	14,325
15,000	Party City Holdings, Inc. 6.13%, 08/15/2023(3)	15,038
5,000	PetSmart, Inc. 5.88%, 06/01/2025(3)	3,925
20,000	Staples, Inc. 8.50%, 09/15/2025(3)	18,800
25,000	United Rentals North America, Inc. 4.88%, 01/15/2028	23,352

		182,939

	Semiconductors - 0.3%
5,000	Entegris, Inc. 4.63%, 02/10/2026(3)	4,738
18,000	Micron Technology, Inc. 5.50%, 02/01/2025	18,607
15,000	Sensata Technologies B.V. 5.00%, 10/01/2025(3)	15,000

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$200,000	STATS ChipPAC Pte Ltd. 8.50%, 11/24/2020(7)	$203,750

			242,095

		Software - 0.3%
	10,000	Camelot Finance S.A. 7.88%, 10/15/2024(3)	9,925
		Fidelity National Information Services, Inc.
	50,000	3.00%, 08/15/2026	46,321
	14,000	3.50%, 04/15/2023	13,864
		First Data Corp.
	5,000	5.38%, 08/15/2023(3)	5,069
	40,000	7.00%, 12/01/2023(3)	41,850
	40,000	Infor U.S., Inc. 6.50%, 05/15/2022	40,500
		Microsoft Corp.
	75,000	2.40%, 08/08/2026	69,521
	30,000	4.25%, 02/06/2047	31,850
	10,000	Workday, Inc. 0.25%, 10/01/2022(3)	10,546

			269,446

		Telecommunications - 0.9%
		AT&T, Inc.
	75,000	3 mo. USD LIBOR + 0.650%, 2.99%, 01/15/2020(1)	75,433
	50,000	4.35%, 06/15/2045	43,355
	20,000	CenturyLink, Inc. 5.63%, 04/01/2025	19,100
	5,000	Frontier Communications Corp. 8.50%, 04/01/2026(3)	4,800
	200,000	IHS Netherlands Holdco B.V. 9.50%, 10/27/2021(7)	204,676
	200,000	Juniper Networks, Inc. 3.30%, 06/15/2020	199,698
	15,000	Level 3 Financing, Inc. 5.38%, 08/15/2022	15,038
	5,000	Nokia Oyj 3.38%, 06/12/2022	4,825
	5,000	Sprint Capital Corp. 6.88%, 11/15/2028	4,813
	7,000	Sprint Communications, Inc. 9.00%, 11/15/2018(3)	7,119
		Sprint Corp.
	20,000	7.13%, 06/15/2024	20,537
	15,000	7.25%, 09/15/2021	15,769
	5,000	7.63%, 02/15/2025	5,228
	15,000	7.88%, 09/15/2023	16,012
	15,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	14,738
	50,000	Verizon Communications, Inc. 4.13%, 08/15/2046	45,138

			696,279

		Transportation - 0.4%
		FedEx Corp.
	60,000	4.05%, 02/15/2048	55,394
	20,000	4.55%, 04/01/2046	19,803
	200,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(7)	207,400

			282,597

		Total Corporate Bonds (cost $15,713,168)	$15,492,891

Foreign Government Obligations - 7.9%
		Argentina - 1.0%
		Argentine Republic Government International Bond
EUR	70,000	2.26%, 12/31/2038(1)(2)	$50,136

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$171,300	2.50%, 12/31/2038(1)(2)	$103,208
	10,000	5.88%, 01/11/2028	8,425
	105,000	6.88%, 01/26/2027	95,550
	55,000	6.88%, 01/11/2048	43,121
	150,000	7.50%, 04/22/2026	142,875
	310,000	Bonos De La Nacion Argentina En Moneda Dua 4.50%, 02/13/2020	318,990

			762,305

		Azerbaijan - 0.2%
	150,000	Republic of Azerbaijan International Bond 3.50%, 09/01/2032(7)	127,873

		Brazil - 0.2%
BRL	39,000	Brazil Letras do Tesouro Nacional 9.02%, 07/01/2020	8,904
		Brazil Notas do Tesouro Nacional
	28,160	6.00%, 08/15/2050(8)	7,778
	319,000	10.00%, 01/01/2023	84,422
	$40,000	Brazilian Government International Bond 7.13%, 01/20/2037	44,900

			146,004

		Colombia - 0.3%
	100,000	Colombia Government International Bond 7.38%, 09/18/2037	126,000
		Colombian TES
COP	36,346,058	3.30%, 03/17/2027(8)	12,638
	272,900,000	7.50%, 08/26/2026	98,974

			237,612

		Croatia - 0.2%
EUR	100,000	Croatia Government International Bond 3.00%, 03/20/2027(7)	123,313

		Dominican Republic - 0.1%
	$100,000	Dominican Republic International Bond 5.95%, 01/25/2027(7)	101,375

		Egypt - 0.3%
	200,000	Egypt Government International Bond 6.59%, 02/21/2028(3)	195,903

		Greece - 0.0%
		Hellenic Republic Government Bond
EUR	5,000	3.50%, 01/30/2023(7)	5,968
	10,000	4.38%, 08/01/2022(3)(7)	12,326

			18,294

		Hungary - 0.2%
		Hungary Government International Bond
	$114,000	5.38%, 02/21/2023	121,410
	30,000	5.75%, 11/22/2023	32,662

			154,072

		Indonesia - 0.4%
		Indonesia Government International Bond
	202,000	3.85%, 07/18/2027(7)	195,032
	100,000	6.63%, 02/17/2037(7)	119,124

			314,156

		Ivory Coast - 0.2%
EUR	100,000	Ivory Coast Government International Bond 5.13%, 06/15/2025(7)	119,841

		Malaysia - 0.1%
MYR	394,000	Malaysia Government Bond 4.05%, 09/30/2021	98,027

		Mexico - 0.4%
MXN	1,890,400	Mexican Bonos 7.75%, 05/29/2031	100,955

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Mexico Government International Bond
	$172,000	4.75%, 03/08/2044	$161,422
	25,000	5.55%, 01/21/2045	26,344
	20,000	6.05%, 01/11/2040	22,000

			310,721

		Morocco - 0.2%
EUR	100,000	Morocco Government International Bond 3.50%, 06/19/2024(7)	129,276

		Oman - 0.5%
		Oman Government International Bond
	$200,000	4.13%, 01/17/2023(3)	194,074
	200,000	6.50%, 03/08/2047(7)	186,590

			380,664

		Panama - 0.2%
	200,000	Panama Government International Bond 4.30%, 04/29/2053	192,500

		Poland - 0.1%
PLN	342,000	Republic of Poland Government Bond 3.25%, 07/25/2025	95,495

		Qatar - 0.6%
		Qatar Government International Bond
	$200,000	3.88%, 04/23/2023(3)	200,740
	200,000	4.50%, 04/23/2028(7)	204,016
	100,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(7)	102,694

			507,450

		Romania - 0.2%
		Romanian Government International Bond
EUR	5,000	2.50%, 02/08/2030(3)	5,639
	30,000	3.88%, 10/29/2035(7)	36,352
	$6,000	5.13%, 06/15/2048(3)	6,033
	108,000	6.13%, 01/22/2044(7)	124,682

			172,706

		Russia - 0.4%
		Russian Federal Bond - OFZ
RUB	5,636,000	7.10%, 10/16/2024	88,500
	1,185,000	8.50%, 09/17/2031	20,229
	$200,000	Russian Foreign Bond - Eurobond 5.25%, 06/23/2047(7)	198,500

			307,229

		Saudi Arabia - 0.3%
	200,000	Saudi Government International Bond 4.50%, 04/17/2030(7)	201,668

		Senegal - 0.1%
EUR	100,000	Senegal Government International Bond 4.75%, 03/13/2028(3)	114,168

		South Africa - 0.3%
		Republic of South Africa Government Bond
ZAR	200,000	6.25%, 03/31/2036	11,240
	160,000	8.00%, 01/31/2030	11,309
	1,227,000	8.25%, 03/31/2032	86,715
	$125,000	Republic of South Africa Government International Bond 4.67%, 01/17/2024	124,714

			233,978

		Supranational - 0.3%
IDR	1,411,100,000	European Bank for Reconstruction & Development 6.45%, 12/13/2022	93,649
		International Finance Corp.
MXN	1,200,000	0.00%, 02/22/2038(9)	13,045

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

INR	6,530,000	7.80%, 06/03/2019	$95,589

			202,283

		Thailand - 0.1%
THB	2,910,000	Thailand Government Bond 3.85%, 12/12/2025	95,299

		Turkey - 0.5%
TRY	417,922	Turkey Government Bond 11.00%, 03/02/2022	65,758
		Turkey Government International Bond
	$242,000	6.88%, 03/17/2036	222,252
	115,000	7.38%, 02/05/2025	116,952

			404,962

		Ukraine - 0.2%
	185,000	Ukraine Government International Bond 7.75%, 09/01/2023(7)	186,164

		United Arab Emirates - 0.2%
	205,000	Abu Dhabi Government International Bond 3.13%, 10/11/2027(7)	193,057

		Venezuela - 0.1%
		Venezuela Government International Bond
	70,000	7.75%, 10/13/2019(7)(10)	18,599
	150,000	9.00%, 05/07/2023(7)(10)	40,305
	117,000	9.25%, 05/07/2028(7)(10)	30,853

			89,757

		Total Foreign Government Obligations (cost $6,545,287)	$6,216,152

Municipal Bonds - 0.7%
		Education - 0.1%
		Chicago, IL, Board of Education
	20,000	6.14%, 12/01/2039	$19,162
	45,000	6.32%, 11/01/2029	44,683

			63,845

		General - 0.1%
	175,000	Puerto Rico Commonwealth Government Employees Retirement System 6.15%, 07/01/2038	76,125

		General Obligation - 0.5%
		City of Chicago, IL, GO
	60,000	7.05%, 01/01/2029	64,269
	145,000	7.38%, 01/01/2033	163,446
	200,000	Illinois State, GO 5.10%, 06/01/2033	194,138

			421,853

		Total Municipal Bonds (cost $541,021)	$561,823

Senior Floating Rate Interests - 17.5%(11)
		Advertising - 0.3%
	274,359	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/26/2021	$213,399

		Aerospace/Defense - 0.4%
	104,475	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.57%, 12/11/2024	104,638
	221,077	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 06/09/2023	221,105

			325,743

		Auto Manufacturers - 0.1%
	99,500	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.60%, 11/06/2024	99,500

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Biotechnology - 0.3%
	$150,000	Lifescan Global Corp. 1 mo. USD LIBOR + 6.000%, 0.00%, 05/23/2025(12)	$145,500
	102,132	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.33%, 05/15/2022	102,069

			247,569

		Chemicals - 1.3%
	680,256	American Rock Salt Co. LLC 1 mo. USD LIBOR + 3.750%, 5.83%, 03/21/2025	680,821
	159,855	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.83%, 04/03/2025	159,256
	92,225	MacDermid, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 06/07/2023	92,423
	112,715	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.58%, 06/09/2023	113,278

			1,045,778

		Coal - 0.2%
	166,054	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.83%, 03/28/2022	165,362

		Commercial Services - 1.1%
	155,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	155,259
EUR	105,000	Blitz F18-675 GmbH EURIBOR + 3.750%, 0.00%, 07/31/2025(12)	122,302
	$110,577	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/15/2023	110,439
	132,300	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2023	132,300
	138,600	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 05/01/2024	138,675
	197,000	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 12/07/2023	197,163

			856,138

		Construction Materials - 0.3%
	205,000	Pisces Midco, Inc. 1 mo. USD LIBOR + 3.750%, 6.09%, 04/12/2025	205,193

		Distribution/Wholesale - 0.2%
	149,625	PowerTeam Services LLC 3 mo. USD LIBOR + 3.250%, 5.58%, 02/27/2025	148,410

		Diversified Financial Services - 0.7%
	149,625	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	149,110
	202,443	EVO Payments International LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 12/12/2023	202,823
	90,084	Fortress Investment Group LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/27/2022	90,106
EUR	88,194	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	102,002

			544,041

		Electric - 0.1%
	$96,168	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.83%, 06/02/2024	96,849

		Electrical Components & Equipment - 0.1%
	100,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(12)	100,641

		Electronics - 0.2%
	133,313	Oberthur Technologies S.A. 6.08%, 01/10/2024	132,931

		Energy-Alternate Sources - 0.2%
	140,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 5.84%, 10/31/2024	140,525

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Engineering & Construction - 0.2%
$148,500	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.60%, 06/21/2024	$149,150

	Food - 0.5%
150,000	Hearthside Food Solutions LLC 3 mo. USD LIBOR + 3.000%, 5.06%, 05/23/2025	148,763
108,353	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 08/03/2022	108,314
118,800	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 05/24/2024	118,787

		375,864

	Healthcare-Products - 0.1%
99,500	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.08%, 11/21/2024	100,246

	Healthcare-Services - 1.4%
154,000	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.57%, 07/01/2021	144,279
65,198	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.250%, 5.56%, 01/27/2021	63,994
163,184	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 12/01/2023	163,014
99,500	Global Medical Response, Inc. 1 mo. USD LIBOR + 4.250%, 6.33%, 03/14/2025	98,057
113,602	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 06/07/2023	113,574
132,709	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/30/2025	132,495
91,563	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 08/01/2024	91,477
123,438	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/06/2024	119,889
214,500	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 12/31/2022	210,881

		1,137,660

	Household Products - 0.1%
104,475	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.08%, 09/06/2024	102,255

	Insurance - 1.2%
	Asurion LLC
100,000	1 mo. USD LIBOR + 6.500%, 0.00%, 08/04/2025(12)	101,396
226,874	1 mo. USD LIBOR + 3.000%, 5.08%, 11/03/2023	226,464
145,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	144,855
446,400	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2021	445,654

		918,369

	Internet - 0.2%
140,081	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.32%, 04/04/2021	134,594

	Leisure Time - 0.9%
203,012	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 12/22/2024	203,741
150,000	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/01/2024	149,025
124,375	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 10/20/2024	124,220
257,548	SRAM LLC 2 mo. USD LIBOR + 2.750%, 4.95%, 03/15/2024	258,192

		735,178

	Lodging - 0.1%
104,830	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.45%, 09/15/2023	105,355

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Machinery - Construction & Mining - 0.1%
	$93,797	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 03/23/2025	$94,453

		Machinery-Diversified - 0.2%
	128,383	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.83%, 07/30/2024	128,617

		Media - 1.3%
	104,213	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.82%, 01/31/2026	101,086
	106,928	CSC Holdings LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 07/17/2025	106,259
	5,312	Mission Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 01/17/2024	5,314
	39,848	Nexstar Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 01/17/2024	39,860
	128,316	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 5.07%, 01/31/2026	124,050
	199,500	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	197,880
	115,000	Sinclair Television Group, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 12/12/2024(12)	114,684
	100,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 08/15/2026	99,403
	220,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	219,701

			1,008,237

		Miscellaneous Manufacturing - 0.6%
EUR	100,000	CTC AcquiCo GmbH EURIBOR + 3.000%, 3.00%, 03/07/2025	115,442
	$98,802	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.09%, 10/20/2024	98,761
	256,113	Wilsonart LLC 3 mo. USD LIBOR + 3.250%, 5.59%, 12/19/2023	256,712

			470,915

		Oil & Gas - 0.4%
	62,500	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 8.60%, 03/30/2023	62,500
	115,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.44%, 12/31/2021	126,787
	100,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.58%, 08/23/2021	104,450

			293,737

		Packaging & Containers - 0.6%
	162,938	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.34%, 12/29/2023	162,618
	306,652	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/05/2023	307,566

			470,184

		Pharmaceuticals - 0.6%
	148,500	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.38%, 04/29/2024	148,531
	296,004	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.09%, 06/01/2025	296,268

			444,799

		Real Estate - 0.1%
	119,318	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/20/2024	119,411

		REITS - 0.1%
	102,638	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.08%, 04/25/2023	102,686

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Retail - 0.7%
$148,875	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.08%, 09/25/2024	$150,038
189,775	Coty, Inc. 1 mo. USD LIBOR + 2.250%, 4.35%, 04/07/2025	184,972
100,000	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.07%, 06/06/2025	100,625
129,350	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.36%, 09/12/2024	128,094

		563,729

	Semiconductors - 0.1%
100,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	100,200

	Software - 1.6%
198,500	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.81%, 06/13/2024	195,677
148,125	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2024	147,838
	First Data Corp.
98,072	1 mo. USD LIBOR + 2.000%, 4.07%, 07/08/2022	98,061
289,483	1 mo. USD LIBOR + 2.000%, 4.07%, 04/26/2024	289,348
170,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 05/16/2025	169,097
411,600	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 06/30/2023	411,534

		1,311,555

	Telecommunications - 0.5%
222,188	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.63%, 02/02/2024	222,132
147,586	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/15/2024	143,159

		365,291

	Transportation - 0.4%
126,923	Kenan Advantage Group, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 07/31/2022	126,130
175,000	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 0.00%, 06/26/2025(12)	175,329

		301,459

	Total Senior Floating Rate Interests (cost $13,909,011)	$13,856,023

Equity Linked Securities - 13.0%
	Banks - 13.0%
2,220	Adobe Systems, Inc., (BNP Paribas Arbitrage Issuance B.V.) 12.00%, 09/26/2018(3)(13)	$543,523
10,684	Bristol Myers Sqibb Co, (BNP Paribas Issuance B.V.) 12.00%, 09/26/2018(3)(13)	606,531
5,213	Capital One Financial Corp. (Merrill Lynch International & Co. C.V.) 0.00%, (4)(13)	492,368
7,020	CDW Corp.,(HSBC Bank plc) 0.00%, 08/22/2018(9)(13)	517,374
5,299	Citrix Systems, Inc., (BNP Paribas Arbitrage Issuance B.V.) 12.00%, 08/22/2018(3)(13)	569,589
7,294	ConocoPhillips Co., (Barclays Bank plc) 0.00%, (4)(13)	519,697
3,688	Cummings, Inc., (Societe Generale S.A.) 12.00%, 10/24/2018(13)	511,968
5,586	DXC Technology Co., (BNP Paribas Arbitrage Issuance B.V.) 0.00%, 08/22/2018(3)(4)(13)	547,037
2,443	Facebook, Inc., Class A (Societe Generale S.A.) 12.00%, 10/24/2018(13)	436,540
6,598	Gilead Sciences, Inc., (Merrill Lynch International & Co. C.V.) 0.00%, (4)(13)	512,862

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$5,405	HCA Healthcare, Inc., (HSBC Bank plc) 0.00%, 09/26/2018(9)(13)	$588,983
10,495	Oracle Corp., (Sciete Generale S.A.) 12.00%, 10/24/2018(13)	498,303
4,040	PNC Financial Services Group, Inc., (Barclays Bank plc) 0.00%, (4)(13)	583,255
6,533	Post Holdings, Inc., (Societe Generale S.A.) 12.00%, 08/22/2018(13)	515,519
5,452	Prudential Financial, Inc., (Societe Generale S.A.) 12.00%, 09/26/2018(13)	546,999
4,910	Ralph Lauren Corp., (BNP Paribas Arbitrage Issuance B.V.) 12.00%, 09/26/2018(3)(13)	602,261
7,351	Target Corp., (HSBC Bank plc) 0.00%, 08/22/2018(9)(13)	578,744
2,038	Vail Reorts, Inc. (Societe Generale S.A.) 12.00%, 09/26/2018(13)	568,500
4,751	Valero Energy Corp., (HSBC Bank plc) 0.00%, 10/24/2018(9)(13)	530,069

		10,270,122

	Total Equity Linked Securities (cost $10,234,030)	$10,270,122

U.S. Government Agencies - 0.0%
	FHLMC - 0.0%
$30,000	3.82%, 05/25/2048(3)(4)	$27,554

	Total U.S. Government Agencies (cost $27,471)	$27,554

U.S. Government Securities - 0.4%
	U.S. Treasury Securities - 0.4%
	U.S. Treasury Bonds - 0.4%
$260,000	3.75%, 11/15/2043	$290,398

	Total U.S. Government Securities (cost $288,886)	$290,398

Common Stocks - 21.3%
	Automobiles & Components - 0.9%
1,600	Daimler AG	$110,743
894	Delphi Technologies plc	40,382
12,844	Ford Motor Co.	128,954
38,997	Hota Industrial Manufacturing Co., Ltd.	166,365
20,399	Nissan Motor Co., Ltd.	192,956
366	Renault S.A.	32,164

		671,564

	Banks - 1.9%
1,319	Aareal Bank AG	60,616
1,350	ABN Amro Group N.V.(3)	37,362
47,100	Banco Santander S.A.	264,613
2,059	BNP Paribas S.A.	133,567
64,299	CaixaBank S.A.	295,832
65,713	China CITIC Bank Corp. Ltd. Class H	42,294
32,674	Dubai Islamic Bank PJSC	44,744
7,915	ING Groep N.V.	120,995
36,846	Intesa Sanpaolo S.p.A.	112,920
18,749	Kiatnakin Bank PCL	40,857
17,403	MGIC Investment Corp.*	217,189
1,079	PacWest Bancorp.	54,187
1,642	Societe Generale S.A.	73,230

		1,498,406

	Capital Goods - 0.8%
389	ACS Actividades de Construccion y Servicios S.A.	17,049
4,728	Altra Industrial Motion Corp.	207,559
2,088	Bouygues S.A.	91,693
3,068	ITOCHU Corp.	54,476
14,366	Marubeni Corp.	109,680

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

2,020	Mitsubishi Corp.	$56,465
5,880	Mitsui & Co., Ltd.	98,549
556	Philips Lighting N.V.(3)	15,396

		650,867

	Commercial & Professional Services - 0.1%
10,917	Capita plc	23,164
752	Dai Nippon Printing Co., Ltd.	16,430
961	Randstad N.V.	60,820

		100,414

	Consumer Durables & Apparel - 0.1%
3,277	Persimmon plc	106,583

	Consumer Services - 0.7%
1,786	Las Vegas Sands Corp.	128,413
24,234	Melia Hotels International S.A.	318,689
3,136	TUI AG	67,088

		514,190

	Diversified Financials - 0.5%
2,890	AGNC Investment Corp. REIT	56,268
17,323	Annaly Capital Management, Inc. REIT	185,703
8,550	Chimera Investment Corp. REIT	163,305
1,612	GAM Holding AG*	16,298

		421,574

	Energy - 3.5%
44,900	Ascent Resources - Marcellus LLC Class A*(13)(14)(15)	141,435
3,939	BP plc ADR	177,609
1,692	Chevron Corp.	213,649
140,672	China Petroleum & Chemical Corp. Class H	135,220
3,085	ConocoPhillips	222,644
6,442	Eni S.p.A.	123,999
4,624	Eni S.p.A. ADR	178,764
7,539	Equinor ASA ADR	199,482
1,852	Exxon Mobil Corp.	150,957
2,390	Occidental Petroleum Corp.	200,593
1,117	Paragon Offshore Ltd., Litigation*(15)	11,799
43,679	PTT PCL	66,956
14,045	Repsol S.A.	278,582
2,514	Royal Dutch Shell plc Class A, ADR	171,882
2,259	Schlumberger Ltd.	152,528
40,501	Star Petroleum Refining PCL	17,773
1,919	Total S.A.	125,167
2,801	Total S.A. ADR	182,765
339	Valero Energy Corp.	40,121

		2,791,925

	Food & Staples Retailing - 0.1%
892	Casino Guichard Perrachon S.A.	36,217
592	Kesko Oyj Class B	33,246

		69,463

	Food, Beverage & Tobacco - 0.2%
755	Flowers Foods, Inc.	15,402
647	Imperial Brands plc	24,779
2,963	Marine Harvest ASA	64,789
525	Swedish Match AB	28,700

		133,670

	Insurance - 1.3%
5,506	Aegon N.V.	36,296
1,205	Ageas	64,630
561	ASR Nederland N.V.	25,097
5,613	AXA S.A.	141,432
2,707	CNA Financial Corp.	126,634
10,293	CNP Assurances	240,364
2,366	Japan Post Holdings Co., Ltd.	26,087

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

11,595	Mapfre S.A.	$36,389
4,202	NN Group N.V.	185,632
1,766	Old Republic International Corp.	37,633
391	Prudential Financial, Inc.	39,456
28,481	UnipolSai Assicurazioni S.p.A.(6)	64,734

		1,024,384

	Materials - 0.7%
3,980	CSR Ltd.	12,560
342	Domtar Corp.	16,491
7,798	Evraz plc	56,888
28,983	Fortescue Metals Group Ltd.	94,269
1,001	Kumba Iron Ore Ltd.	22,146
768	LyondellBasell Industries N.V. Class A	85,087
9,664	PTT Global Chemical PCL	23,788
5,679	Severstal PJSC GDR	92,669
1,593	UPM-Kymmene Oyj	56,508
36,512	Vedanta Ltd.	118,715

		579,121

	Media - 0.1%
2,295	Eutelsat Communications S.A.	49,131
1,945	ProSiebenSat.1 Media SE	52,495

		101,626

	Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
473	AbbVie, Inc.	43,625
395	Amgen, Inc.	77,637
427	Gilead Sciences, Inc.	33,233
1,170	Johnson & Johnson	155,048
1,000	Novartis AG	83,922
5,817	Pfizer, Inc.	232,273
162	Roche Holding AG	39,795
2,160	Sanofi	187,912

		853,445

	Real Estate - 2.4%
10,026	Agile Group Holdings Ltd.	15,480
1,754	Apple Hospitality, Inc. REIT	31,554
3,142	Barwa Real Estate Co.	31,325
4,972	Castellum AB	89,685
15,338	Fortress REIT Ltd. Class B, REIT	17,018
3,021	Gaming and Leisure Properties, Inc. REIT	109,723
274	Gecina S.A. REIT	46,674
2,658	Hospitality Properties Trust REIT	75,142
30,964	Inmobiliaria Colonial Socimi S.A.	333,272
11,404	Kerry Properties Ltd.	57,850
7,852	Kimco Realty Corp. REIT	131,050
1,205	Klepierre S.A. REIT	45,382
23,885	Merlin Properties Socimi S.A. REIT	352,819
4,217	Park Hotels & Resorts, Inc. REIT	131,908
838	Piedmont Office Realty Trust, Inc. Class A, REIT	16,576
2,764	Senior Housing Properties Trust	49,310
17,058	Spirit Realty Capital, Inc. REIT	142,775
2,956	Swire Pacific Ltd. Class A	32,104
3,717	Uniti Group, Inc. REIT*	65,717
21,412	Wharf Holdings Ltd.	70,888
3,654	Wheelock & Co., Ltd.	25,941
246	WP Carey, Inc. REIT	16,083

		1,888,276

	Retailing - 0.3%
2,376	Macy’s, Inc.	94,399
10,758	Marks & Spencer Group plc	43,480
750	Target Corp.	60,510

		198,389

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Semiconductors & Semiconductor Equipment - 0.5%
1,972	Intel Corp.	$94,853
14,058	Radiant Opto-Electronics Corp.	29,729
32,250	Taiwan Semiconductor Manufacturing Co., Ltd.	257,862

		382,444

	Software & Services - 1.4%
1,835	Alibaba Group Holding Ltd. ADR*	343,567
1,349	International Business Machines Corp.	195,511
1,192	Microsoft Corp.	126,447
6,806	Tencent Holdings Ltd.	309,771
4,745	Western Union Co.	95,659
550	Workday, Inc. Class A*	68,174

		1,139,129

	Technology Hardware & Equipment - 2.1%
2,052	Advantech Co., Ltd.	13,607
7,326	Asustek Computer, Inc.	63,153
110,234	AU Optronics Corp.	47,708
24,489	Catcher Technology Co., Ltd.	301,644
805	Cisco Systems, Inc.	34,044
49,748	Elite Material Co., Ltd.	143,181
57,038	Hon Hai Precision Industry Co., Ltd.	156,454
1,601	Largan Precision Co., Ltd.	269,586
128,862	Primax Electronics Ltd.	242,769
1,652	Seagate Technology plc	86,928
860,843	Tongda Group Holdings Ltd.	173,632
6,502	Yageo Corp.	166,431

		1,699,137

	Telecommunication Services - 1.3%
5,590	AT&T, Inc.	178,712
65,862	Bezeq The Israeli Telecommunication Corp. Ltd.	69,777
1,870	China Mobile Ltd.	16,892
89,055	HKT Trust & HKT Ltd.	119,029
7,266	Mobile TeleSystems PJSC ADR	63,723
6,883	Orange S.A.	117,298
26,975	PCCW Ltd.	15,753
118	SK Telecom Co., Ltd.	26,372
18,357	Spark New Zealand Ltd.	48,469
131	Swisscom AG	61,504
9,724	Telia Co. AB	46,732
26,768	Telstra Corp. Ltd.	56,444
82,576	Vodafone Group plc	201,730

		1,022,435

	Transportation - 0.3%
383	Aena SME S.A.(3)	69,543
27,262	Air New Zealand Ltd.	60,341
66,260	Hutchison Port Holdings Trust	16,924
14,792	Royal Mail plc	91,008

		237,816

	Utilities - 1.0%
2,431	AES Corp.	32,478
7,659	CenterPoint Energy, Inc.	218,128
13,465	Centrica plc	26,289
3,683	CEZ AS	96,719
31,107	China Resources Power Holdings Co., Ltd.	$60,088
6,801	Endesa S.A.	157,270
1,378	Entergy Corp.	112,004
451	Exelon Corp.	19,168
4,136	Italgas S.p.A.	23,790
1,370	Naturgy Energy Group S.A.	37,112

		783,046

	Total Common Stocks (cost $15,266,115)	$16,867,904

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Escrows - 0.0%
	Electric - 0.0%
80,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(10)(13)(14)(15)	$—

	Energy-Alternate Sources - 0.0%
4,146	Paragon Offshore Ltd., Escrow*(15)	—
1,370	Vistra Energy Corp.(15)	863

		863

	Total Escrows (cost $—)	$863

Convertible Bonds - 2.8%
	Biotechnology - 0.2%
132,000	Illumina, Inc. 0.50%, 06/15/2021(15)	$187,205

	Commercial Services - 0.2%
142,000	Cardtronics, Inc. 1.00%, 12/01/2020(15)	133,110

	Internet - 0.3%
186,000	Wayfair, Inc. 0.38%, 09/01/2022(3)	226,292

	Media - 0.2%
148,000	DISH Network Corp. 3.38%, 08/15/2026	134,451

	Oil & Gas - 0.2%
20,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(10)	26
132,000	PDC Energy, Inc. 1.13%, 09/15/2021(6)	138,211

		138,237

	Pharmaceuticals - 0.3%
132,000	Ironwood Pharmaceuticals, Inc. 2.25%, 06/15/2022(15)	177,192
55,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	51,618

		228,810

	Semiconductors - 0.0%
	Microchip Technology, Inc.
4,000	1.63%, 02/15/2027	4,764
4,000	2.25%, 02/15/2037(15)	4,873

		9,637

	Software - 0.6%
165,000	Envestnet, Inc. 1.75%, 12/15/2019(15)	178,010
185,000	Servicenow, Inc. 0.00%, 06/01/2022(9)(15)	254,184
10,000	Western Digital Corp. 1.50%, 02/01/2024(3)	9,787

		441,981

	Telecommunications - 0.8%
EUR 300,000	Telecom Italia SpA/Milano 1.13%, 03/26/2022(7)	334,451
300,000	Telefonica Participaciones SAU 0.00%, 03/09/2021(7)(9)	$342,666

		677,117

	Total Convertible Bonds (cost $2,122,111)	$2,176,840

Exchange-Traded Funds - 4.4%
	Other Investment Pools & Funds - 4.4%
20,291	iShares iBoxx $ High Yield Corporate Bond ETF(6)	1,747,461

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

48,297	SPDR Bloomberg Barclays High Yield Bond ETF(6)	$1,735,794

		3,483,255

	Total Exchange-Traded Funds (cost $3,499,232)	$3,483,255

Preferred Stocks - 0.0%
	Banks - 0.0%
12,500	Itausa - Investimentos Itau S.A.	$34,703

	Total Preferred Stocks (cost $39,710)	$34,703

Convertible Preferred Stocks - 0.0%
	Utilities - 0.0%
300	Sempra Energy Class A , 6.00%*	$30,693

	Total Convertible Preferred Stocks (cost $30,125)	$30,693

Warrants - 0.0%
	Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 03/30/2023*(13)(14)(15)	$930

	Total Warrants (cost $930)	$930

	Total Long-Term Investments (cost $69,844,323)	$70,779,479

Short-Term Investments - 13.9%
	Foreign Government Obligations - 0.4%
JPY 36,000,000	Japan Treasury Discount Bill 0.16%, 10/22/2018(16)	$322,057

	Other Investment Pools & Funds - 7.6%
5,979,823	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(17)	5,979,823

	Securities Lending Collateral - 5.1%
203,911	Citibank NA DDCA, 1.91%, 08/01/2018(17)	203,911
2,096,369	Goldman Sachs Financial Sq, Government Institutional Fund, 1.81%(17)	2,096,369
839,738	Invesco Government & Agency Portfolio, 1.81%(17)	839,738
432,857	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(17)	432,857
505,341	Western Asset Institutional Government Class A Fund, 1.76%(17)	505,341

		4,078,216

	U.S. Treasury Bill - 0.8%
$ 650,000	1.92%, 10/11/2018(16)	647,511

	Total Short-Term Investments (cost $11,029,851)	$11,027,607

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $80,874,174)	103.4%	$81,807,086
Total Purchased Options (cost $220,786)	0.3%	$193,256

Total Investments (cost $81,094,960)	103.7%	$82,000,342
Other Assets and Liabilities	(3.7)%	(2,893,847)

Total Net Assets	100.0%	$79,106,495

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $6,234,803, which represented 7.9% of total net assets.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(7)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $6,189,941, which represented 7.8% of total net assets.

(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Security is a zero-coupon bond.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Investment valued using significant unobservable inputs.
(14)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $142,365, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(15)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $1,763,772, which represented 2.2% of total net assets.

(16)	The rate shown represents current yield to maturity.
(17)	Current yield as of period end.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Represents or includes a TBA transaction.

OTC Option Contracts Outstanding at July 31, 2018
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Russel 2000 Index	MSC	1,700.00 USD	08/31/18	46	USD	4,600	$62,100	$95,820	$(33,720)
Russel 2000 Index	MSC	1,745.00 USD	08/31/18	46	USD	4,600	13,800	58,100	(44,300)
CAC40 Index(1)	GSC	5,810.00 EUR	12/21/18	2,000	EUR	2,000	85,889	42,537	43,352

Total Calls						11,200	$161,789	$196,457	$(34,668)

Total purchased option contracts						11,200	$161,789	$196,457	$(34,668)

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $85,889, which represented 0.1% of total net assets.

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/15/29(1)	MSC	3.25%	Receive	05/13/19	USD	1,079,000	1,079,000	$11,205	$—	$11,205
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29(1)	DEUT	3.20%	Receive	05/30/19	USD	795,000	795,000	9,974	11,845	(1,871)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29(1)	BNP	3.20%	Receive	05/30/19	USD	820,000	820,000	10,288	12,485	(2,197)

Total Puts							2,694,000	$31,467	$24,330	$7,137

Total purchased swaption contracts							2,694,000	$31,467	$24,330	$7,137

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $31,467, which represented 0.0% of total net assets.

Futures Contracts Outstanding at July 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government 10-Year Bond Future	2	09/19/2018	$207,203	$(1,849)
SGX NIifty 50 Index	207	08/30/2018	4,710,078	113,072
U.S. Treasury 2-Year Note Future	21	09/28/2018	4,438,875	(460)
U.S. Treasury 5-Year Note Future	45	09/28/2018	5,090,625	(6,545)
U.S. Treasury Long Bond Future	6	09/19/2018	857,812	2,862

Total				$107,080

Short position contracts:
Euro-BOBL Future	5	09/06/2018	$769,491	$790
Long Gilt Future	3	09/26/2018	483,071	(208)
MSCI EAFE Index Future	21	09/21/2018	2,104,515	6,575
MSCI Emerging Market Index Future	18	09/21/2018	986,670	32,231
MSCI Taiwan Index Future	41	08/30/2018	1,671,980	(8,324)
S&P 500 (E-Mini) Future	35	09/21/2018	4,929,925	(72,063)
U.S. Treasury 10-Year Note Future	2	09/19/2018	238,844	59
U.S. Treasury 10-Year Ultra Future	4	09/19/2018	508,437	4,928
U.S. Treasury Ultra Bond Future	2	09/19/2018	313,812	6,029

Total				$(29,983)

Total futures contracts				$77,097

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

TBA Sale Commitments Outstanding at July 31, 2018
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)

FNMA, 3.50%	$1,100,000	08/01/2048	$(1,089,884)	$3,960
Total (proceeds receivable $1,093,844)			$(1,089,884)	$3,960

At July 31, 2018, the aggregate market value of TBA Sale Commitments represents (1.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/ Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
PrimeX.ARM.2 (13)	MSC	USD	169,120	(4.58%)	12/25/37	Monthly	$—	$(351)	$(155)	$196

Sell protection:
CMBX.NA.AAA.10	GSC	USD	200,000	0.50%	11/17/59	Monthly	$—	$(17)	$(323)	$(306)
CMBX.NA.AAA.6	MSC	USD	776,175	0.50%	05/11/63	Monthly	6,127	—	6,109	(18)
CMBX.NA.BB.6	CSI	USD	115,000	5.00%	05/11/63	Monthly	—	(23,502)	(22,671)	831
CMBX.NA.BB.6	CSI	USD	70,000	5.00%	05/11/63	Monthly	—	(13,807)	(13,671)	136
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	Monthly	—	(7,671)	(7,801)	(130)
CMBX.NA.BB.6	MSC	USD	35,000	5.00%	05/11/63	Monthly	—	(6,257)	(6,826)	(569)
CMBX.NA.BB.6	CSI	USD	47,000	5.00%	05/11/63	Monthly	—	(8,401)	(9,166)	(765)
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	Monthly	—	(6,871)	(7,801)	(930)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,194)	(16,577)	(1,383)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,194)	(16,577)	(1,383)
CMBX.NA.BB.6	CSI	USD	90,000	5.00%	05/11/63	Monthly	—	(16,088)	(17,552)	(1,464)
CMBX.NA.BB.6	GSC	USD	80,000	5.00%	05/11/63	Monthly	—	(8,503)	(15,602)	(7,099)
CMBX.NA.BB.8	MSC	USD	156,000	5.00%	10/17/57	Monthly	—	(42,275)	(30,299)	11,976
CMBX.NA.BB.8	GSC	USD	115,000	5.00%	10/17/57	Monthly	—	(27,903)	(22,368)	5,535
CMBX.NA.BB.8	GSC	USD	125,000	5.00%	10/17/57	Monthly	—	(25,060)	(24,278)	782
CMBX.NA.BB.8	GSC	USD	20,000	5.00%	10/17/57	Monthly	—	(990)	(3,885)	(2,895)
CMBX.NA.BBB-.6	MSC	USD	135,000	3.00%	05/11/63	Monthly	—	(19,901)	(14,795)	5,106
CMBX.NA.BBB-.6	DEUT	USD	75,000	3.00%	05/11/63	Monthly	—	(11,173)	(8,219)	2,954
CMBX.NA.BBB-.6	CSI	USD	70,000	3.00%	05/11/63	Monthly	—	(10,091)	(7,671)	2,420
CMBX.NA.BBB.6	GSC	USD	100,000	1.00%	06/20/23	Quarterly	—	(8,465)	(9,161)	(696)
PrimeX.ARM.2 (13)	JPM	USD	169,120	4.58%	12/25/37	Monthly	6,614	—	155	(6,459)

Total							$12,741	$(267,363)	$(248,979)	$5,643

Total traded indices							$12,741	$(267,714)	$(249,134)	$5,839

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	BCLY	USD	90,000	1.00%/—	06/20/23	Quarterly	$—	$(7,484)	$(8,245)	$(761)
Republic of Turkey	JPM	USD	245,000	1.00%/—	06/20/23	Quarterly	—	(20,738)	(22,444)	(1,706)
Republic of Turkey	HSBC	USD	335,000	1.00%/—	06/20/23	Quarterly	—	(28,750)	(30,688)	(1,938)
United Mexican States	MSC	USD	80,000	1.00%/—	06/20/23	Quarterly	—	(1,063)	(393)	670

Total							$—	$(58,035)	$(61,770)	$(3,735)

Total single-name issues							$—	$(58,035)	$(61,770)	$(3,735)

Total OTC contracts							$12,741	$(325,749)	$(310,904)	$2,104

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.29.V1	USD	1,117,000	(1.00%)	06/20/23	Quarterly	$20,004	$31,336	$11,332
CDX.NA.HY.30.V1	USD	1,275,000	(5.00%)	06/20/23	Quarterly	(80,370)	(94,084)	(13,714)
CDX.NA.IG.30.V1	USD	1,345,000	(1.00%)	06/20/23	Quarterly	(21,018)	(26,534)	(5,516)
ITRAXX.XOV.29.V1	EUR	575,000	(5.00%)	06/20/23	Quarterly	(58,714)	(67,301)	(8,587)

Total						$(140,098)	$(156,583)	$(16,485)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.30.V1	USD	2,353,000	5.00%	06/20/23	Quarterly	$142,483	$173,570	$31,087

Total						$2,385	$16,987	$14,602

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2018

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD	796,000	07/15/24	At maturity	$—	$—	$33,578	$33,578
DEUT	2.00% Fixed	CPURNSA	USD	500,000	01/15/23	At maturity	170	—	7,692	7,522

Total							$170	$—	$41,270	$41,100

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 M Federal Funds Rate	2.52% Fixed	USD	263,284	11/15/24	Annual	$—	$—	$19	$19

OTC Total Return Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
GS Client REIT (1)	GSC	GBP	1,388,212	1.00%	08/31/18	Monthly	$—	$—	$—	$—
GS Client REIT (2)	GSC	USD	2,984,928	1.00%	10/31/18	Monthly	—	—	—	—
GS Client REIT (3)	GSC	USD	3,410,206	(1.00%)	10/31/18	Monthly	—	—	—	—
iBoxx USD liquid High Yield	MSC	USD	780,000	(1.00%)	12/20/18	Quarterly	689	—	(16,378)	(17,067)

Total							$689	$—	$(16,378)	$(17,067)

(a)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(1)	GS Client REIT

Underlying Securities

Common Stocks

Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
52	Derwent London plc	$161,433	11.63%
236	British Land Co. plc/The	155,794	11.22%
207	Great Portland Estates plc	148,539	10.70%
561	Royal Bank of Scotland Group plc	143,320	10.32%
514	Capital & Counties Properties plc	141,500	10.19%
2,235	Lloyds Banking Group plc	139,416	10.04%
707	Barclays plc	137,222	9.88%
253	Hammerson plc	132,060	9.51%
134	Land Securities Group plc	126,672	9.12%
586	Intu Properties plc	102,256	7.37%

(2)	GS Client REIT

Underlying Securities

Common Stocks

Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
17,580	Medical Properties Trust, Inc.	$253,335	8.49%
10,865	Sabra Health Care REIT, Inc.	234,792	7.87%
8,694	HCP, Inc.	225,165	7.54%
2,958	National Health Investors, Inc.	221,401	7.42%
7,234	Omega Healthcare Investors, Inc.	214,774	7.20%
7,084	Healthcare Realty Trust, Inc.	210,475	7.05%
3,361	Welltower, Inc.	210,427	7.05%
7,685	Healthcare Trust of America, Inc.	209,959	7.03%
11,720	Senior Housing Properties Trust	209,090	7.00%
4,854	LTC Properties, Inc.	204,677	6.86%
3,618	Ventas, Inc.	203,996	6.83%

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

12,040	CareTrust REIT, Inc.	203,602	6.82%

12,680	Physicians Realty Trust	199,832	6.69%

25,905	New Senior Investment Group, Inc.	183,405	6.14%

(3)	GS Client REIT

Underlying Securities

Common Stocks

Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount

4,356	Life Storage, Inc.	$417,960	12.26%

14,401	National Storage Affiliates Trust	415,169	12.17%

13,496	CubeSmart	409,730	12.01%

4,311	Extra Space Storage, Inc.	405,072	11.88%

5,771	CyrusOne, Inc.	357,337	10.48%

3,175	CoreSite Realty Corp	355,925	10.44%

2,927	Digital Realty Trust, Inc.	355,439	10.42%

1,631	Public Storage	355,283	10.42%

770	Equinix, Inc.	338,290	9.92%

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,100,000	CLP	9,635	USD	BCLY	09/20/18	$—	$(64)
657,000	CNH	102,347	USD	GSC	09/19/18	—	(5,917)
460,000	EGP	24,033	USD	CBK	01/08/19	432	—
550,000	EGP	28,871	USD	DEUT	04/22/19	—	(473)
830,000	EGP	43,535	USD	MSC	04/22/19	—	(680)
69,000	EUR	79,929	USD	CBK	08/03/18	773	—
160,000	EUR	187,456	USD	MSC	08/03/18	—	(320)
75,000	EUR	89,714	USD	BCLY	08/17/18	—	(1,897)
11,000	EUR	12,832	USD	JPM	09/19/18	79	—
5,000	EUR	5,881	USD	MSC	09/19/18	—	(12)
277,000,000	IDR	19,715	USD	BCLY	09/19/18	—	(619)
33,000	PEN	10,049	USD	BCLY	09/19/18	15	—
32,000	PEN	9,761	USD	BCLY	09/19/18	—	(2)
35,000	PLN	9,614	USD	UBS	09/19/18	—	(30)
35,000	PLN	9,687	USD	UBS	09/19/18	—	(103)
120,000	RUB	1,895	USD	JPM	09/19/18	15	—
132,915	USD	175,000	AUD	BNP	09/19/18	2,873	—
17,953	USD	66,000	BRL	SCB	09/05/18	443	—
79,609	USD	100,000	CAD	ANZ	08/02/18	2,734	—
58,963	USD	75,000	CAD	ANZ	08/20/18	1,287	—
130,790	USD	170,000	CAD	GSC	09/19/18	—	(5)
192,108	USD	190,000	CHF	UBS	08/31/18	—	(289)
9,238	USD	6,100,000	CLP	HSBC	09/20/18	—	(333)
12,787	USD	36,700,000	COP	BCLY	09/19/18	118	—
5,689	USD	110,000	EGP	DEUT	01/08/19	—	(162)
226,711	USD	194,000	EUR	SSG	08/03/18	—	(192)
226,039	USD	194,000	EUR	CBK	08/03/18	—	(864)
91,293	USD	75,000	EUR	ANZ	08/17/18	3,476	—

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

6,583,037	USD	5,615,000	EUR	SSG	08/31/18	$1,527	$—
187,920	USD	160,000	EUR	MSC	09/06/18	299	—
446,092	USD	375,000	EUR	JPM	09/19/18	5,948	—
446,083	USD	377,000	EUR	UBS	09/19/18	3,591	—
8,230	USD	7,000	EUR	GSC	09/19/18	14	—
2,340	USD	2,000	EUR	JPM	09/19/18	—	(8)
7,017	USD	6,000	EUR	BCLY	09/19/18	—	(25)
12,872	USD	11,000	EUR	BCLY	09/19/18	—	(39)
121,670	USD	104,000	EUR	CBA	09/19/18	—	(397)
335,146	USD	255,000	GBP	CBK	08/31/18	—	—
71,735	USD	50,000	GBP	NAB	09/10/18	5,993	—
241,206	USD	180,000	GBP	SSG	09/19/18	4,449	—
243,189	USD	26,700,000	JPY	CBA	09/19/18	3,590	—
326,854	USD	36,000,000	JPY	SSG	10/22/18	3,036	—
11,363	USD	238,000	MXN	BCLY	09/19/18	—	(1,302)
166,740	USD	1,360,000	NOK	MSC	08/31/18	—	(218)
10,571	USD	15,000	NZD	SCB	09/19/18	348	—
6,239	USD	393,000	RUB	HSBC	09/19/18	—	(18)
6,193	USD	394,000	RUB	BCLY	09/19/18	—	(79)
82,030	USD	720,000	SEK	BCLY	08/31/18	—	(54)
11,810	USD	158,000	ZAR	BCLY	09/19/18	—	(111)
11,703	USD	158,000	ZAR	BCLY	09/19/18	—	(218)

Total						$41,040	$(14,431)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index—Europe Crossover
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poors
SGX	Singapore Exchange
iBoxx	Markit iBoxx Indices—Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$1,469,328	$—	$1,469,328	$—
Corporate Bonds	15,492,891	—	15,492,891	—
Foreign Government Obligations	6,216,152	—	6,216,152	—
Municipal Bonds	561,823	—	561,823	—
Senior Floating Rate Interests	13,856,023	—	13,856,023	—
Equity Linked Securities	10,270,122	—	—	10,270,122
U.S. Government Agencies	27,554	—	27,554	—
U.S. Government Securities	290,398	—	290,398	—
Common Stocks
Automobiles & Components	671,564	169,336	502,228	—
Banks	1,498,406	356,977	1,141,429	—
Capital Goods	650,867	207,559	443,308	—
Commercial & Professional Services	100,414	—	100,414	—
Consumer Durables & Apparel	106,583	—	106,583	—
Consumer Services	514,190	128,413	385,777	—
Diversified Financials	421,574	405,276	16,298	—
Energy	2,791,925	1,975,723	674,767	141,435
Food & Staples Retailing	69,463	—	69,463	—
Food, Beverage & Tobacco	133,670	15,402	118,268	—
Insurance	1,024,384	203,723	820,661	—
Materials	579,121	101,578	477,543	—
Media	101,626	—	101,626	—
Pharmaceuticals, Biotechnology & Life Sciences	853,445	541,816	311,629	—
Real Estate	1,888,276	818,181	1,070,095	—
Retailing	198,389	154,909	43,480	—
Semiconductors & Semiconductor Equipment	382,444	94,853	287,591	—
Software & Services	1,139,129	829,358	309,771	—
Technology Hardware & Equipment	1,699,137	120,972	1,578,165	—
Telecommunication Services	1,022,435	242,435	780,000	—
Transportation	237,816	—	237,816	—
Utilities	783,046	408,067	374,979	—
Escrows	863	—	863	—
Convertible Bonds	2,176,840	—	2,176,840	—
Exchange-Traded Funds	3,483,255	3,483,255	—	—
Preferred Stocks	34,703	34,703	—	—
Convertible Preferred Stocks	30,693	30,693	—	—
Warrants	930	—	—	930
Short-Term Investments	11,027,607	10,058,039	969,568	—
Purchased Options	193,256	75,900	117,356	—
Foreign Currency Contracts(2)	41,040	—	41,040	—
Futures Contracts(2)	166,546	166,546	—	—
Swaps - Credit Default(2)	73,025	—	72,829	196
Swaps - Interest Rate(2)	41,119	—	41,119	—

Total	$82,322,072	$20,623,714	$51,285,675	$10,412,683

Liabilities
Foreign Currency Contracts(2)	$(14,431)	$—	$(14,431)	$—
Futures Contracts(2)	(89,449)	(89,449)	—	—
Swaps - Credit Default(2)	(56,319)	—	(49,860)	(6,459)
Swaps - Total Return(2)	(17,067)	—	(17,067)	—
TBA Sale Commitments	(1,089,884)	—	(1,089,884)	—

Total	$(1,267,150)	$(89,449)	$(1,171,242)	$(6,459)

(1) For the period ended July 31, 2018, investments valued at $354,585 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $80,304 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2018:

	Equity Linked Securities	Common Stock	Warrants	Credit Default Swaps	Total

Beginning balance	$7,181,411	$ -	$ -	$ -	$ 7,181,411
Accrued Discounts (Premiums)	-			(266)	(266)
Realized Gain (Loss)	275,103			(1,271)	273,832
Change in Unrealized Appreciation (Depreciation)	(89,376)			1,537	(87,839)
Net Purchases	10,234,030	141,435	930	67,446	10,443,841
Net Sales	(7,331,046)			(67,446)	(7,398,492)
Net Transfers in to Level 3	-			-	-
Net Transfers out of Level 3	-			-	-

Ending balance	$10,270,122	$141,435	$930	$ -	$10,412,487

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2018 was $37,629.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Municipal Income Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 97.1%
	Alabama - 2.1%
$ 145,000	Alabama 21st Century Auth Rev 5.00%, 06/01/2021	$155,913
200,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	232,938
150,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2046	167,020

		555,871

	Alaska - 0.4%
100,000	CIVIC Ventures, AK, Rev 5.00%, 09/01/2023	111,603

	Arizona - 1.3%
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	237,200
110,000	Tempe, AZ, IDA 4.00%, 10/01/2023(1)	110,675

		347,875

	California - 7.5%
250,000	Abag Finance Auth for Nonprofit Corps., CA, Rev 6.00%, 08/01/2030	279,880
170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(2)	169,345
230,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020(8)	242,080
250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	260,355
45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	51,163
325,000	Fresno, CA, USD 0.00%, 08/01/2032(2)	194,584
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	97,215
	Orange County, CA, Community Facs Dist
100,000	5.00%, 08/15/2023(8)	111,010
150,000	5.00%, 08/15/2033	166,305
100,000	Romoland, CA, School Dist. 5.00%, 09/01/2043(3)	110,543
100,000	San Bernardino City, CA, USD 0.00%, 08/01/2027(2)	76,701
255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.00%, 01/15/2025(2)	208,294

		1,967,475

	Colorado - 1.3%
150,000	Denver Convention Center Hotel, CO, Auth Rev 5.00%, 12/01/2040	162,855
	E-470 Public Highway, CO, Auth Rev
45,000	1 mo. USD LIBOR + 1.05%, 2.43%, 09/01/2039(4)	45,515
25,000	5.00%, 09/01/2019	25,844
100,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2023	112,560

		346,774

	Connecticut - 3.7%
200,000	City of Bridgeport CT, GO 5.00%, 07/15/2048	219,732
50,000	City of Hartford, CT, GO 5.00%, 07/01/2027	55,706
100,000	City of Waterbury, CT 5.00%, 11/15/2047	110,796
	Connecticut State Health & Educational Facs Auth
100,000	3.25%, 09/01/2021(1)	100,032
60,000	5.00%, 07/01/2042	66,985

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 125,000	Connecticut State, GO 5.00%, 04/15/2022	$136,537
250,000	Town of Hamden, CT, GO 5.00%, 08/15/2025	281,670

		971,458

	District of Columbia - 1.9%
	Dist of Columbia, GO
150,000	5.00%, 06/01/2025	175,668
150,000	5.00%, 06/01/2032	169,875
150,000	5.00%, 07/01/2042	157,474

		503,017

	Florida - 3.9%
200,000	City of Jacksonville, FL 5.00%, 10/01/2030	219,650
200,000	City of Port State Lucie, FL 4.00%, 07/01/2027	214,430
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	141,175
100,000	5.00%, 10/01/2033	112,597
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	16,859
15,000	5.00%, 10/01/2031	16,746
20,000	5.00%, 10/01/2032	22,274
20,000	5.00%, 10/01/2033	22,220
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	71,993
100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	110,075
60,000	Putnam County, FL, DA Auth 5.00%, 03/15/2042	67,270

		1,015,289

	Georgia - 1.8%
	Burke County, GA, DA Rev
70,000	2.35%, 10/01/2032(5)	70,368
125,000	3.00%, 11/01/2045(5)	124,739
40,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	41,126
100,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(5)	100,210
125,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	138,845

		475,288

	Illinois - 18.5%
	Chicago, IL, Board of Education
140,000	5.25%, 12/01/2039	144,862
100,000	5.75%, 04/01/2035	114,593
270,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	322,202
	Chicago, IL, Midway International Airport Rev
100,000	5.00%, 01/01/2023	110,076
250,000	5.00%, 01/01/2041	270,135
250,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2020	252,800
	Chicago, IL, Transit Auth Rev
75,000	5.00%, 06/01/2020	79,078
100,000	5.00%, 12/01/2044	109,636
160,000	5.25%, 12/01/2024	174,453
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	267,367
105,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2018	105,840
100,000	Cook County, IL 5.00%, 11/15/2021	108,694

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Cook County, IL, Community High School Dist No. 212 Leyden
$ 105,000	5.00%, 12/01/2027	$117,536
170,000	5.00%, 12/01/2030	188,328
105,000	Cook County, IL, GO 5.00%, 11/15/2028	110,172
110,000	Decatur, IL, GO 5.00%, 03/01/2034	121,362
	Illinois State Finance Auth Rev
150,000	5.00%, 11/15/2030	167,996
150,000	5.00%, 02/15/2033	171,593
245,000	5.00%, 08/15/2035	265,832
150,000	5.00%, 10/01/2041	166,751
	Illinois State, GO
50,000	5.00%, 02/01/2027	53,983
250,000	5.00%, 05/01/2029	263,627
105,000	5.00%, 11/01/2029	112,289
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	164,885
100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2023	111,269
150,000	Kendall Kane & Will Counties, IL, USD GO 5.00%, 02/01/2024	168,411
	Metropolitan Pier & Exposition Auth, IL
125,000	0.00%, 06/15/2020(2)	118,341
105,000	4.85%, 12/15/2042(6)	58,584
70,000	Railsplitter Tobacco Settlement Auth, IL 5.00%, 06/01/2027	79,598
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	90,646
125,000	6.25%, 07/01/2022	144,340
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	99,135

		4,834,414

	Indiana - 0.9%
115,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	133,330
85,000	Indianapolis, IN, Airport Auth Rev 4.75%, 01/01/2030	87,915

		221,245

	Kentucky - 0.4%
90,000	Kentucky Economic Development Finance Auth 5.00%, 12/01/2047	97,866

	Louisiana - 2.7%
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
100,000	5.75%, 11/15/2030(8)	109,176
100,000	6.00%, 11/15/2030(8)	111,058
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	110,576
100,000	5.00%, 05/15/2047	109,498
40,000	6.38%, 05/15/2031	44,764
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2038	221,388

		706,460

	Massachusetts - 2.6%
100,000	Commonwealth of Massachusetts, GO 4.00%, 09/01/2034	105,218
	Massachusetts Dev. Finance Agency
100,000	5.00%, 10/01/2047(1)	106,655
150,000	5.00%, 07/01/2048	165,009
100,000	Massachusetts Health & Educational Facs Auth 5.00%, 07/01/2039	103,173

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 200,000	Massachusetts State PA 4.00%, 07/01/2046	$203,392

		683,447

	Michigan - 2.4%
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	166,637
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	153,090
100,000	5.00%, 07/01/2035	109,202
100,000	5.00%, 05/15/2038	110,192
50,000	State of Michigan 5.00%, 03/15/2027	59,000
35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	39,895

		638,016

	Minnesota - 2.8%
	Duluth, MN, ISD, No. 709
20,000	4.00%, 02/01/2027	21,334
200,000	5.00%, 02/01/2022	217,484
100,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	113,499
100,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019(8)	101,856
200,000	Saint Francis, MN, ISD, No. 15 4.00%, 02/01/2029	210,422
50,000	Saint Paul, MN, Housing & Redevelopment Auth 5.25%, 11/15/2028	52,319

		716,914

	Missouri - 1.1%
100,000	Kirkwood, MO, IDA 5.25%, 05/15/2032	107,794
150,000	Saint Louis, MO, Airport Rev. 5.00%, 07/01/2042	170,916

		278,710

	Montana - 1.2%
145,000	Montana Board of Housing 4.00%, 12/01/2043(3)	152,943
150,000	Montana Facs Finance Auth 5.00%, 02/15/2033	167,886

		320,829

	Nebraska - 0.4%
100,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	109,740

	Nevada - 1.4%
150,000	City of Reno NV 5.00%, 06/01/2033	170,332
80,000	Clark County, NV 2.25%, 12/01/2019(8)	80,041
100,000	Clark County, NV, School Dist 5.00%, 06/15/2029	115,961

		366,334

	New Jersey - 2.8%
50,000	City of Atlantic, NJ, GO 5.00%, 03/01/2020	52,202
205,000	City of Bayonne, NJ, GO 5.00%, 07/01/2034	227,286
285,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	294,462
50,000	New Jersey Health Care Facs Financing Auth Rev 5.25%, 07/01/2026	54,815

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 90,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	$103,814

		732,579

	New York - 5.2%
250,000	City of New York, NY, GO 5.00%, 12/01/2035	286,405
100,000	Liberty Corp., NY, Development Goldman Sachs Headquarters 5.25%, 10/01/2035	122,870
40,000	Long Island, NY, Power Auth 1 mo. USD LIBOR + 0.88%, 2.35%, 05/01/2033(4)	40,015
	Metropolitan Transportation Auth, NY, Rev
100,000	5.25%, 11/15/2036	116,794
70,000	5.25%, 11/15/2040	75,695
100,000	New York City Water & Sewer System 5.00%, 06/15/2043	109,202
130,000	New York City, NY, Transitional Finance Auth 5.00%, 11/01/2038	145,003
150,000	New York State Dormitory Auth Rev 5.00%, 03/15/2031	171,682
	New York Transportation Development Corp. Rev
75,000	5.00%, 08/01/2018	75,000
100,000	5.00%, 07/01/2046	107,065
100,000	TSASC, Inc., NY 5.00%, 06/01/2023	110,921

		1,360,652

	North Carolina - 0.1%
25,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	25,948

	Ohio - 4.2%
	American Municipal Power, Inc., OH
200,000	4.00%, 02/15/2036	204,838
105,000	4.00%, 02/15/2042	106,665
	Buckeye, OH, Tobacco Settlement Finance Auth
250,000	6.00%, 06/01/2042	249,997
150,000	6.50%, 06/01/2047	154,497
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	65,578
55,000	5.00%, 01/01/2023	61,149
150,000	Cleveland, OH, Department of Public Utilities 5.00%, 11/15/2030	174,442
70,000	County of Montgomery, OH 5.00%, 05/01/2039	71,304

		1,088,470

	Oklahoma - 0.3%
	Oklahoma Dev. Finance Auth
35,000	5.25%, 08/15/2048	39,326
35,000	5.50%, 08/15/2057	39,769

		79,095

	Oregon - 1.7%
55,000	Benton & Linn Counties, OR,. Consolidated School Dist. No 509J & 509A Corvallis 5.00%, 06/15/2038(3)(6)	57,974
40,000	Marion County, OR, School Dist. No 15 North Marion 0.00%, 06/15/2037(2)	18,906
115,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	124,224
225,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(2)	124,114
95,000	Washington County, OR, School Dist No. 48, GO 5.00%, 06/15/2035(6)	110,018

		435,236

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Pennsylvania - 6.1%
$ 100,000	Delaware River, PA, JT Toll Bridge Commission 5.00%, 07/01/2047	$113,778
90,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	103,614
100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	109,224
100,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2025	111,813
150,000	Pennsylvania Commonwealth Financing Auth 5.00%, 06/01/2027	171,489
150,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2025	171,942
	Pennsylvania Turnpike Commission Rev
250,000	MUNIPSA + 0.98%, 1.92%, 12/01/2021(4)	253,773
150,000	5.00%, 12/01/2025	173,990
90,000	5.00%, 12/01/2031	102,139
115,000	Philadelphia, PA, School Dist GO 5.00%, 09/01/2019	118,919
150,000	Reading, PA, School Dist GO 5.00%, 03/01/2025	170,961

		1,601,642

	Puerto Rico - 0.6%
	Commonwealth of Puerto Rico, GO
40,000	5.50%, 07/01/2019	40,967
100,000	6.00%, 07/01/2039*	41,750
	Puerto Rico Electric Power Auth
25,000	5.00%, 07/01/2019	25,492
35,000	5.25%, 07/01/2019	35,768

		143,977

	Rhode Island - 0.7%
80,000	Rhode Island Health & Educational Bldg Corp. 5.00%, 05/15/2028	90,950
100,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	102,923

		193,873

	South Carolina - 0.8%
	South Carolina State Public Service Auth
50,000	5.00%, 12/01/2031	54,431
50,000	5.00%, 12/01/2034	53,841
100,000	5.00%, 12/01/2050	106,350

		214,622

	Tennessee - 2.2%
150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025(1)(8)	150,260
	Tennessee Housing Development Agency Rev
220,000	3.50%, 01/01/2047	226,580
185,000	4.00%, 01/01/2049	195,715

		572,555

	Texas - 9.4%
	Arlington, TX, Higher Education Finance Corp. Rev
150,000	4.00%, 08/15/2030	158,988
250,000	5.00%, 02/15/2027	292,950
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	269,395
200,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2031	222,026
250,000	Dallas/Fort Worth, TX, International Airport Rev 5.00%, 11/01/2043	264,410
150,000	El Paso, TX, ISD GO 5.00%, 08/15/2027	176,550
110,000	Harris County, TX, Toll Road Auth 5.00%, 08/15/2031	129,124

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020		$106,645
75,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2023		82,848
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040		165,384
100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031		106,454
35,000	North Texas Tollway Auth Rev 6.25%, 01/01/2039		35,636
150,000	Socorro, TX, ISD 4.00%, 08/15/2035		159,246
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025		288,722

			2,458,378

	Virginia - 0.4%
90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040(5)		89,589

	Washington - 3.5%
250,000	King County, WA, GO 4.00%, 07/01/2030		271,870
300,000	State of Washington, GO 5.00%, 08/01/2032		346,764
115,000	Washington State Health Care Facs Auth Rev 5.00%, 01/01/2026		131,344
145,000	5.38%, 01/01/2040		155,902

			905,880

	Wisconsin - 0.8%
	Public Finance Auth, WI
100,000	5.00%, 05/15/2019(1)		102,128
100,000	5.00%, 10/01/2043(1)		106,047

			208,175

	Total Municipal Bonds (cost $25,237,703)		$25,379,296

	Total Long-Term Investments (cost $25,237,703)		$25,379,296

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 3.1%
812,878	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(7)		$812,878

	Total Short-Term Investments (cost $812,878)		$812,878

	Total Investments (cost $26,050,581)	100.2%	$26,192,174
	Other Assets and Liabilities	(0.2)%	(61,899)

	Total Net Assets	100.0%	$26,130,275

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $675,797, which represented 2.6% of total net assets.

(2)	Security is a zero-coupon bond.

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $322,547 at July 31, 2018.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Current yield as of period end.
(8)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $905,481 , which represented 3.5% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield
Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	Unified School District
VA	Veterans Administration

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$25,379,296	$—	$25,379,296	$—
Short-Term Investments	812,878	812,878	—	—

Total	$26,192,174	$812,878	$25,379,296	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

The Hartford Municipal Opportunities Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 97.3%
	Alabama - 1.7%
$ 1,615,000	Alabama Federal Aid Highway Finance Auth 5.00%, 09/01/2026	$1,809,979
1,250,000	5.00%, 09/01/2034	1,462,563
1,000,000	Alabama State Port Auth Rev, Docks Facilities 5.00%, 10/01/2032	1,125,870
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,648,036
2,660,000	Jefferson County, AL 5.00%, 04/01/2024	3,018,089
3,000,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	3,350,670
1,500,000	Jefferson County, AL, Sewer Rev 5.00%, 10/01/2018	1,507,020

		13,922,227

	Alaska - 0.5%
375,000	Alaska Municipal Bond Bank Auth Rev 5.75%, 09/01/2033	376,327
1,000,000	CIVICVentures, AK 5.00%, 09/01/2026	1,136,270
2,000,000	CIVICVentures, AK, Rev 5.00%, 09/01/2025	2,278,040

		3,790,637

	Arizona - 1.0%
1,360,000	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School 8.50%, 07/01/2039	1,444,116
3,000,000	Salt River, AZ, Agricultural Improvement 5.00%, 12/01/2027	3,291,570
855,000	Salt Verde Financial Corp., AZ 5.25%, 12/01/2020	916,124
120,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(1)(8)	120,026
2,200,000	Tempe, AZ, IDA 4.00%, 10/01/2023(1)	2,213,508

		7,985,344

	California - 7.5%
1,050,000	California County, CA, Tobacco Securitization 5.00%, 06/01/2022(8)	1,153,751
855,000	California State Communities DA Rev 5.00%, 10/01/2022(8)	920,048
1,000,000	5.63%, 10/01/2032(8)	1,071,210
1,000,000	California State Health Facs 5.00%, 02/01/2029	1,168,630
1,000,000	California State Public Works Board, Correctional Facs Improvement 6.00%, 03/01/2035	1,071,650
2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,213,840
170,000	California State Public Works Board, State University Trustees 6.13%, 04/01/2029	175,447
3,000,000	California State, GO 5.00%, 08/01/2029	3,547,740
300,000	El Dorado, CA, Irrigation Dist 5.38%, 08/01/2024	312,042
315,000	Elk Grove, CA, Finance Auth 5.00%, 09/01/2031	359,440
910,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	1,034,625
2,600,000	Fresno Unified School Dist. 0.00%, 08/01/2031(2)	1,637,792
1,440,000	Hemet, CA, USD Finance Auth Special Tax 5.00%, 09/01/2030(8)	1,587,283
1,535,000	5.00%, 09/01/2031(8)	1,686,274

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 400,000	Huntington Park, CA, Public Finance Auth Rev 5.25%, 09/01/2019	$401,144
1,000,000	Inglewood, CA, Redevelopment Agency 5.00%, 05/01/2028	1,177,240
1,000,000	5.00%, 05/01/2029	1,169,600
5,225,000	Long Beach, CA, Finance Auth Natural Gas 3 mo. USD LIBOR + 1.45%, 3.02%, 11/15/2027(3)	5,262,411
2,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	2,149,540
1,000,000	Orange County, CA, Community Facs Dist, Special Tax 5.00%, 08/15/2034(8)	1,098,050
1,000,000	5.00%, 08/15/2036	1,102,060
2,500,000	5.00%, 08/15/2041	2,736,850
500,000	Port of Oakland, CA 5.00%, 05/01/2023	551,405
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation 5.00%, 09/01/2029	1,148,100
2,000,000	Romoland School Dist. 5.00%, 09/01/2048(4)	2,206,880
500,000	San Bernardino, CA, Community College Dist GO 6.38%, 08/01/2026	500,000
1,000,000	San Buenaventura, CA, Community Memorial Health System 7.50%, 12/01/2041	1,112,670
60,000	San Diego, CA, Redev Agency, Centre City Sub Pkg 5.25%, 09/01/2026	60,192
3,000,000	San Diego, CA, Redevelopment Agency Tax Allocation 7.00%, 11/01/2039	3,209,250
805,000	San Diego, CA, USD GO 4.00%, 07/01/2034	853,879
865,000	4.00%, 07/01/2035	913,648
1,120,000	San Francisco City & County, CA, Redevelopment Agency 6.50%, 08/01/2032	1,177,400
1,165,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	1,302,924
500,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2023	500,000
1,250,000	San Mateo, CA, Joint Powers Finance Auth 5.00%, 06/15/2029	1,435,762
1,250,000	5.00%, 06/15/2030	1,432,063
2,000,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	2,111,420
500,000	Santa Margarita, CA, Water Dist Special Tax 4.25%, 09/01/2021(8)	522,300
500,000	5.00%, 09/01/2022(8)	537,330
500,000	5.00%, 09/01/2023(8)	542,855
500,000	5.00%, 09/01/2024(8)	542,855
500,000	5.00%, 09/01/2025(8)	541,635
2,065,000	5.00%, 09/01/2028(8)	2,290,519
50,000	Southern California Public Power Auth 5.00%, 07/01/2023	50,738
1,500,000	Stockton, CA, Redevelopment Agency 5.00%, 09/01/2029	1,737,135
1,250,000	Ventura County, CA, Certificates of Participation 5.63%, 08/15/2027	1,305,325
1,000,000	Washington Township, CA, Health Care Dist Rev 6.00%, 07/01/2029	1,028,650

		60,651,602

	Colorado - 0.9%
1,330,000	Colorado Health Facs Auth Rev 1 mo. USD LIBOR + 1.25%, 2.67%, 10/01/2039(3)	1,338,020
1,000,000	Denver City & County School Dist. No. 1, CO 5.50%, 12/01/2029	1,238,860
1,930,000	E-470 Public Highway, CO, Auth Rev 1 mo. USD LIBOR + 1.05%, 2.43%, 09/01/2039(3)	1,952,118

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,000,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2029	$2,291,120
600,000	University of Colorado Enterprise Rev 5.75%, 06/01/2028	620,958

		7,441,076

	Connecticut - 3.8%
6,500,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	7,402,980
950,000	City of Hartford, CT, GO 5.00%, 07/01/2027	1,058,405
1,500,000	City of New Britain, CT, GO 5.00%, 03/01/2031	1,710,825
2,600,000	City of New Haven, CT, GO 5.00%, 08/01/2024	2,975,492
405,000	City of Waterbury, CT, GO 5.00%, 11/15/2031	462,445
1,000,000	5.00%, 11/15/2032	1,138,400
585,000	Connecticut Housing Finance Auth 4.00%, 11/15/2044	606,048
1,595,000	4.00%, 11/15/2045	1,662,165
1,870,000	4.00%, 05/15/2047	1,971,859
470,000	Connecticut State, GO 5.00%, 04/15/2022	513,381
750,000	5.00%, 05/15/2025	849,818
2,500,000	5.00%, 04/15/2029	2,817,100
	State of Connecticut
1,450,000	5.00%, 03/15/2025	1,639,617
2,425,000	5.00%, 06/15/2026	2,760,814
	Town of Hamden, CT, GO
1,000,000	4.00%, 08/15/2018	1,000,970
2,065,000	5.00%, 08/15/2025	2,326,594

		30,896,913

	District of Columbia - 0.3%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	784,517
270,000	5.00%, 07/01/2037	284,475
1,500,000	District of Columbia University Rev 5.25%, 04/01/2034(5)	1,509,375

		2,578,367

	Florida - 3.9%
	Broward County, FL, Airport System Rev
145,000	5.00%, 10/01/2019	150,506
265,000	5.00%, 10/01/2020	282,270
285,000	5.00%, 10/01/2021	310,071
	City of Port State Lucie, FL
3,000,000	4.00%, 07/01/2028	3,201,150
3,000,000	4.00%, 07/01/2029	3,188,130
2,040,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	2,212,298
1,750,000	Lakeland, FL, Retirement Community Rev 6.38%, 01/01/2043	1,768,287
500,000	Magnolia Creek, FL, Community Development Dist Capital Improvement 5.90%, 05/01/2039*(8)	105,000
1,000,000	Manatee County, FL, School Dist 5.00%, 10/01/2030	1,151,560
190,000	Miami Beach, FL, Health Facs Auth 5.00%, 11/15/2020	201,835
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,137,570
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,102,830
2,500,000	5.00%, 10/01/2026	2,743,550
530,000	5.00%, 10/01/2027	600,384
200,000	5.00%, 10/01/2035	212,246

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 625,000	Miami-Dade County, FL, Expressway Auth 5.00%, 07/01/2024	$718,919
3,000,000	Miami-Dade County, FL, GO 5.00%, 07/01/2032	3,438,570
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,335,704
1,280,000	5.00%, 08/01/2025	1,438,106
1,350,000	5.00%, 08/01/2026	1,505,979
	Palm Beach County, FL, Health Facs Auth
1,000,000	6.75%, 06/01/2024(8)	1,139,220
1,000,000	6.80%, 06/01/2025(8)	1,135,950
1,150,000	Putnam County, FL, DA Auth 5.00%, 03/15/2042	1,289,345
190,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019(8)	192,457
775,000	Volusia County, FL, School Board 5.00%, 08/01/2025	886,926

		31,448,863

	Georgia - 2.5%
2,000,000	Atlanta, GA, Airport Passenger Facs Charge Rev 5.00%, 01/01/2023	2,090,640
	Burke County, GA, DA Rev
285,000	1.85%, 12/01/2049(5)	284,732
2,860,000	2.35%, 10/01/2032(5)	2,875,015
4,450,000	3.00%, 11/01/2045(5)	4,440,699
1,500,000	Dekalb Newton and Gwinnett Counties, GA, Joint DA 6.00%, 07/01/2034	1,559,760
3,375,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(5)	3,382,088
1,170,000	Municipal Electric Auth Georgia, GA 5.00%, 01/01/2022	1,278,365
	Municipal Electric Auth, GA
1,000,000	5.00%, 11/01/2022	1,110,760
1,075,000	5.00%, 01/01/2024	1,197,572
1,825,000	5.00%, 01/01/2028	2,088,676

		20,308,307

	Hawaii - 0.3%
2,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	2,201,080

	Illinois - 16.6%
695,000	Aurora, IL, Tax Increment Rev 6.75%, 12/30/2027(8)	701,832
1,000,000	Chicago Board of Education 5.00%, 12/01/2024	1,106,590
	Chicago, IL, Board of Education
3,500,000	5.00%, 12/01/2034	3,629,220
1,295,000	6.00%, 01/01/2020	1,325,782
1,510,000	Chicago, IL, Board of Education, GO 5.00%, 12/01/2042	1,520,404
715,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	835,041
	Chicago, IL, Metropolitan Water Reclamation Dist GO
3,500,000	5.00%, 12/01/2027	4,062,835
2,530,000	5.00%, 12/01/2031	2,726,632
1,700,000	5.25%, 12/01/2032	2,028,678
	Chicago, IL, Midway International Airport
500,000	5.00%, 01/01/2021	532,240
1,420,000	5.00%, 01/01/2031	1,578,557
1,000,000	5.00%, 01/01/2036	1,107,500
	Chicago, IL, Park Dist, GO
65,000	5.00%, 01/01/2019	65,763
275,000	5.00%, 01/01/2020	278,080

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Chicago, IL, Transit Auth
$ 3,000,000	5.00%, 06/01/2020	$3,154,800
415,000	5.00%, 06/01/2025	468,635
800,000	5.25%, 12/01/2027	865,856
5,000,000	5.25%, 12/01/2028	5,401,650
	City of Chicago, IL, GO
1,000,000	5.00%, 01/01/2020	1,028,440
980,000	5.00%, 01/01/2021	1,022,963
1,000,000	5.00%, 12/01/2023	1,030,300
2,000,000	5.00%, 01/01/2024	2,133,520
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,103,600
2,500,000	5.00%, 01/01/2029	2,748,350
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	148,057
1,000,000	5.00%, 11/01/2027	1,134,180
1,020,000	5.00%, 11/01/2028	1,124,989
1,205,000	5.00%, 11/01/2029	1,301,376
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	3,953,911
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026	1,996,751
310,000	5.00%, 12/01/2027	347,011
1,000,000	5.00%, 12/01/2034	1,097,560
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,146,510
4,300,000	5.00%, 11/15/2027	4,902,903
600,000	Cook, IL, Regional Transportation Auth 5.00%, 06/01/2035	672,054
1,400,000	Illinois Finance Auth Rev, Art Institute of Chicago 6.00%, 03/01/2038	1,436,428
3,000,000	Illinois Finance Auth Rev, Silver Cross Hospital and Medicine 5.50%, 08/15/2030	3,006,210
4,000,000	Illinois Metropolitan Pier & Exposition Auth 0.00%, 12/15/2024(2)	3,161,040
	Illinois State Finance Auth Rev
1,000,000	5.00%, 10/01/2023	1,129,170
1,000,000	5.00%, 11/15/2023	1,133,100
5,000,000	5.00%, 02/15/2027	5,867,300
700,000	5.00%, 10/01/2028	805,056
1,000,000	5.00%, 11/15/2028	1,118,870
2,650,000	5.00%, 11/15/2031	2,961,030
2,500,000	5.00%, 11/15/2033	2,775,650
2,135,000	5.00%, 11/15/2034	2,334,964
1,240,000	7.75%, 08/15/2034	1,318,046
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,112,250
1,000,000	5.00%, 01/01/2031	1,149,050
	Illinois State, GO
2,500,000	5.00%, 01/01/2022	2,558,175
1,500,000	5.00%, 08/01/2025	1,574,115
3,500,000	5.00%, 11/01/2025	3,772,895
1,985,000	5.00%, 02/01/2026	2,106,224
1,200,000	5.00%, 02/01/2027	1,295,592
3,120,000	5.00%, 11/01/2029	3,336,590
950,000	5.00%, 05/01/2033	991,838
1,030,000	6.50%, 06/15/2022	1,092,573
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,687,914
1,700,000	5.00%, 01/01/2034	1,876,732
1,700,000	5.00%, 01/01/2035	1,868,691
	Kane McHenry Cook & DeKalb Counties, IL, USD GO
1,875,000	5.00%, 01/01/2027	2,128,556
2,000,000	5.00%, 01/01/2029	2,297,280
1,665,000	Kendall Kane & Will County, IL, USD GO 5.00%, 02/01/2034	1,848,133

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,000,000	Met Pier & Exposition Auth, IL, Rev 5.00%, 12/15/2035	$1,069,160
	Metropolitan Pier & Exposition Auth, IL
1,120,000	0.00%, 06/15/2020(2)	1,060,338
2,000,000	0.00%, 06/15/2027(2)	1,419,880
3,895,000	4.85%, 12/15/2042(6)	2,173,176
1,650,000	5.00%, 12/15/2020	1,738,044
	Railsplitter Tobacco Settlement Auth, IL
1,000,000	5.00%, 06/01/2026	1,145,370
1,940,000	5.00%, 06/01/2027	2,206,013
1,000,000	5.50%, 06/01/2023	1,100,760
3,500,000	State of Illinois 5.00%, 11/01/2024	3,757,565

		134,696,348

	Indiana - 1.8%
2,000,000	City of Whiting, IN 5.00%, 03/01/2046(5)	2,215,100
	Indiana Municipal Power Agency
2,000,000	5.00%, 01/01/2031	2,340,200
1,050,000	5.00%, 01/01/2032	1,222,032
870,000	5.00%, 01/01/2033	1,008,670
180,000	5.00%, 01/01/2034	208,051
1,000,000	Indiana State Finance Auth Hospital Rev 5.00%, 12/01/2029	1,128,020
1,625,000	Indiana State Finance Auth Rev 5.00%, 03/01/2023	1,761,646
1,000,000	Indianapolis, IN, Airport Auth Rev 5.00%, 01/01/2029	1,099,230
1,000,000	Indianapolis, IN, Local Public Improvement Bond Bank 5.00%, 01/01/2031	1,127,920
775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	845,432
250,000	University of Southern Indiana 5.00%, 10/01/2023	259,875
1,000,000	Whiting, IN, Environmental Facs Rev 1.85%, 06/01/2044(5)	996,560

		14,212,736

	Iowa - 0.1%
650,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2024	720,863

	Kansas - 0.3%
	Wyandotte County-Kansas City, KS
1,000,000	5.00%, 09/01/2025	1,145,660
1,390,000	5.00%, 09/01/2028	1,588,978

		2,734,638

	Kentucky - 0.7%
2,910,000	Kentucky Economic Development Finance Auth 5.00%, 12/01/2047	3,164,334
2,600,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	2,824,042

		5,988,376

	Louisiana - 2.4%
	City of Shreveport, LA, Water & Sewer Rev
2,000,000	5.00%, 12/01/2027	2,305,440
1,000,000	5.00%, 12/01/2035	1,135,530
1,400,000	5.00%, 12/01/2036	1,584,926
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
975,000	5.75%, 11/15/2030(8)	1,064,466
1,155,000	6.00%, 11/15/2030(8)	1,282,720
1,750,000	6.00%, 11/15/2035(8)	1,919,365
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,529,440

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	New Orleans, LA, Aviation Board
$ 750,000	5.00%, 01/01/2026	$858,135
500,000	5.00%, 01/01/2027	575,870
1,250,000	5.00%, 01/01/2034	1,370,387
2,500,000	6.00%, 01/01/2023	2,547,975

		19,174,254

	Maryland - 0.4%
500,000	Howard, MD, Special Obligation 4.00%, 02/15/2028(1)	512,095
480,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	499,013
2,000,000	Rockville, MD, Mayor 3.00%, 11/01/2025	1,989,620

		3,000,728

	Massachusetts - 1.9%
6,915,000	Commonwealth of Massachusetts, GO 3 mo. USD LIBOR + 0.46%, 2.04%, 11/01/2020(3)	6,938,857
200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	233,618
	Massachusetts State Development Finance Agency
1,000,000	4.00%, 10/01/2024(1)	1,046,680
1,000,000	4.00%, 10/01/2025(1)	1,041,710
635,000	4.00%, 10/01/2026(1)	656,438
165,000	4.00%, 07/15/2036	176,594
480,000	5.00%, 01/01/2019	485,813
1,000,000	5.00%, 07/01/2029	1,121,230
2,000,000	5.00%, 07/01/2030	2,235,060
1,200,000	8.00%, 04/15/2031	1,291,536

		15,227,536

	Michigan - 3.3%
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	5,802,800
	Michigan Finance Auth
2,165,000	5.00%, 04/01/2020	2,261,624
1,000,000	5.00%, 07/01/2027	1,113,450
1,000,000	5.00%, 07/01/2028	1,110,170
1,000,000	5.00%, 07/01/2029	1,103,630
2,700,000	5.00%, 10/01/2030	3,012,984
2,555,000	5.00%, 06/01/2033	2,833,597
1,000,000	5.00%, 06/01/2034	1,106,780
1,000,000	Michigan State Building Auth 5.00%, 04/15/2027	1,174,610
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,584,705
345,000	4.00%, 11/15/2032	362,095
2,000,000	Royal Oak, MI, Hospital Finance Auth 8.25%, 09/01/2039	2,011,140
370,000	State of Michigan 5.00%, 03/15/2027	436,600
2,465,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,791,074

		26,705,259

	Minnesota - 0.7%
	Duluth, MN, ISD, No. 709
2,935,000	3.00%, 02/01/2021	2,992,467
1,180,000	4.00%, 02/01/2027	1,258,694
250,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019(8)	254,640
315,000	Saint Francis, MN, ISD, No. 15 4.00%, 02/01/2029	331,415
365,000	4.00%, 02/01/2030	382,443
750,000	4.00%, 02/01/2031	783,263

		6,002,922

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Mississippi - 0.3%
$ 1,850,000	State of Mississippi 5.00%, 10/15/2029	$2,088,002

	Missouri - 1.3%
1,000,000	City of Saint Louis, MO, Airport Rev 5.00%, 07/01/2047	1,135,290
1,000,000	5.00%, 07/01/2032	1,158,780
	Kirkwood, MO, IDA Retirement Community
2,000,000	5.25%, 05/15/2042	2,128,640
2,000,000	5.25%, 05/15/2050	2,116,660
3,500,000	8.25%, 05/15/2045	3,892,280
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027*(7)(8)	245,000

		10,676,650

	Montana - 0.7%
2,855,000	Montana Board of Housing 4.00%, 12/01/2043(4)	3,011,397
2,500,000	Montana Facs Finance Auth 5.00%, 02/15/2028	2,863,925

		5,875,322

	Nevada - 1.0%
	City of Reno NV
250,000	5.00%, 06/01/2024	282,548
250,000	5.00%, 06/01/2026	288,235
	Clark County, NV
925,000	2.25%, 12/01/2019(8)	925,472
880,000	2.50%, 12/01/2018(8)	881,126
	Clark County, NV, School Dist
1,000,000	5.00%, 06/15/2028	1,169,390
1,900,000	5.00%, 06/15/2029	2,203,259
370,000	Las Vegas, NV, Special Improvement Dist 5.00%, 06/01/2028(8)	384,759
	Las Vegas, NV, Spl Impt Dist
340,000	5.00%, 06/01/2027(8)	355,171
635,000	5.00%, 06/01/2029(8)	656,679
1,110,000	Nevada State Natural Resources GO 5.00%, 03/01/2026	1,245,220

		8,391,859

	New Jersey - 2.8%
250,000	City of Atlantic, NJ 5.00%, 03/01/2021	266,748
400,000	City of Atlantic, NJ, GO 5.00%, 03/01/2022	434,612
	New Jersey Economic Development Auth Rev, School Facilities Construction Bond
500,000	5.00%, 06/15/2019	513,555
500,000	5.00%, 06/15/2020	526,340
2,855,000	New Jersey Health Care Facs Finance Auth 5.75%, 10/01/2031	2,988,985
	New Jersey State Econ DA
990,000	4.88%, 09/15/2019	1,008,008
1,000,000	5.00%, 09/01/2021	1,062,850
2,000,000	New Jersey State Educational Finance Auth Rev, University of Medicine & Dentistry 7.50%, 12/01/2032	2,099,480
5,000,000	New Jersey State Transportation Trust Fund Auth 0.00%, 12/15/2032(2)	2,818,200
7,500,000	New Jersey Transportation Trust Fund Auth 5.00%, 06/15/2021	7,618,575
2,870,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	3,310,516

		22,647,869

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	New York - 7.3%
$ 4,045,000	City of New York, NY, GO 6.25%, 10/15/2028	$4,085,538
1,460,000	Long Island, NY, Power Auth 1 mo. USD LIBOR + 0.88%, 2.35%, 05/01/2033(3)	1,460,540
	Metropolitan Transportation Auth
370,000	0.00%, 11/15/2027(2)	282,680
1,210,000	0.00%, 11/15/2029(2)	832,577
1,000,000	Metropolitan Transportation Auth, NY, Rev 5.25%, 11/15/2023	1,079,010
1,540,000	New York City, Municipal Water Finance Auth Rev, Water And Sewer System 5.00%, 06/15/2032	1,789,957
1,335,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048(8)	1,386,998
1,000,000	New York City, NY, Transitional Finance Auth 5.00%, 07/15/2026	1,171,990
1,020,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	1,038,523
	New York State Dormitory Auth Rev
1,670,000	5.00%, 03/15/2022	1,806,990
2,000,000	5.00%, 12/15/2027	2,242,660
2,500,000	5.00%, 03/15/2030	2,877,480
10,805,000	5.00%, 03/15/2031	12,442,720
2,000,000	5.38%, 03/01/2029	2,044,960
860,000	New York State Energy Research & DA 2.38%, 07/01/2026(5)	864,911
2,300,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(1)(8)	2,522,479
	New York State Thruway Auth
1,000,000	4.00%, 01/01/2037	1,028,430
1,000,000	5.00%, 01/01/2019	1,014,870
1,000,000	New York State Urban Development Corp. Rev 5.00%, 03/15/2026	1,124,200
2,345,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	2,345,000
1,145,000	Newburth, NY, GO 5.00%, 06/15/2019	1,175,835
2,750,000	PA of New York and New Jersey 5.00%, 10/15/2025	3,130,792
2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,884,900
320,000	Syracuse, NY, IDA 5.00%, 01/01/2029	349,568
	Town of Oyster Bay, NY, GO
125,000	2.50%, 03/01/2019	125,033
615,000	2.63%, 03/01/2020	615,086
265,000	3.00%, 03/01/2021	270,488
50,000	3.75%, 12/01/2018	50,329
155,000	4.00%, 11/01/2022	161,185
95,000	5.00%, 03/15/2019	96,785
2,340,000	5.00%, 08/15/2024	2,646,259
2,000,000	TSASC, Inc., NY 5.00%, 06/01/2026	2,302,840
	Yonkers, NY, GO
885,000	3.00%, 08/15/2019	896,850
1,000,000	5.00%, 03/15/2021	1,074,310

		59,222,773

	North Carolina - 1.1%
1,325,000	North Carolina Eastern Municipal Power 4.00%, 01/01/2020	1,369,838
2,875,000	North Carolina Housing Finance Agency 4.00%, 07/01/2047	3,023,350

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,555,000	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge 5.88%, 01/01/2031(8)	$1,616,391
1,450,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	1,504,970
1,000,000	North Carolina State Medical Care Commission, Galloway Ridge, Inc. 6.00%, 01/01/2039(8)	1,039,080

		8,553,629

	Ohio - 3.2%
2,000,000	Allen County, OH, Hospital Facs Rev 5.00%, 05/01/2023	2,195,760
	Buckeye, OH, Tobacco Settlement Finance Auth
4,000,000	5.88%, 06/01/2047	4,034,400
6,680,000	6.00%, 06/01/2042	6,679,933
	City of Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022	1,273,298
1,385,000	5.00%, 01/01/2023	1,539,843
430,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	511,077
1,750,000	County of Montgomery, OH 5.00%, 05/01/2039	1,782,411
1,200,000	Cuyahoga, OH, Community College Dist 5.00%, 08/01/2027	1,260,492
4,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	4,687,520
2,275,000	Lancaster, OH, Gas Rev 1 mo. USD LIBOR + 0.60%, 2.00%, 02/01/2019(3)	2,275,500

		26,240,234

	Oklahoma - 0.3%
	Oklahoma Dev. Finance Auth
935,000	5.25%, 08/15/2048	1,050,557
935,000	5.50%, 08/15/2057	1,062,412

		2,112,969

	Oregon - 2.9%
1,665,000	Benton & Linn Counties, OR,. Consolidated School Dist. No 509J & 509A Corvallis 1.00%, 06/15/2038(4)(6)	1,755,027
1,150,000	Clackamas County, OR, Hospital Facility Auth 2.80%, 05/15/2024	1,151,277
8,200,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(2)	3,316,326
625,000	Jackson County, OR, School Dist No. 4, GO 0.00%, 06/15/2034(2)	340,331
1,105,000	Marion County, OR, School Dist. No 15 North Marion 0.00%, 06/15/2037(2)	522,278
2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,575,600
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,110,480
750,000	5.00%, 07/01/2032	831,570
3,425,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	3,699,719
7,505,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(2)	4,139,908
3,685,000	Washington County, OR, School Dist No. 48, GO 5.00%, 06/15/2035(6)	4,267,525

		23,710,041

	Other U.S. Territories - 0.1%
1,085,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	1,143,742

	Pennsylvania - 5.9%
945,000	Allegheny County, PA 5.00%, 03/01/2019	963,645

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 500,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	$519,105
925,000	Allegheny County, PA, IDA Charter School 6.75%, 08/15/2035	971,102
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020	1,299,947
1,285,000	5.00%, 11/15/2021	1,398,838
1,345,000	5.00%, 11/15/2022	1,492,372
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,089,021
290,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2031	328,486
3,000,000	5.00%, 06/01/2026	3,415,620
125,000	5.00%, 06/01/2028	143,616
1,070,000	5.00%, 06/01/2029	1,221,608
1,000,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	1,170,740
2,410,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	2,774,561
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	698,995
515,000	5.00%, 07/01/2025	570,728
2,410,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2046	2,590,654
920,000	Pennsylvania Higher Educational Facs Auth 5.00%, 05/01/2032	1,049,232
2,250,000	Pennsylvania State IDA 5.00%, 07/01/2021	2,442,780
	Pennsylvania State Turnpike Commission Rev
575,000	MUNIPSA + 0.88%, 1.82%, 12/01/2020(3)	580,497
2,000,000	MUNIPSA + 0.90%, 1.84%, 12/01/2021(3)	2,025,800
500,000	5.00%, 12/01/2027	576,090
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/01/2029	1,140,090
1,590,000	5.00%, 12/01/2030	1,805,238
1,000,000	5.00%, 12/01/2031	1,152,880
2,000,000	5.00%, 12/01/2033	2,245,800
	Pennsylvania Turnpike Commission Rev
925,000	MUNIPSA + 0.98%, 1.92%, 12/01/2021(3)	938,958
755,000	5.00%, 12/01/2042	847,646
	Philadelphia, PA, Municipal Auth
750,000	6.38%, 04/01/2029	774,555
800,000	6.50%, 04/01/2034	826,848
	Philadelphia, PA, School Dist GO
150,000	3.00%, 09/01/2019	151,917
1,560,000	5.00%, 09/01/2022	1,714,191
2,000,000	5.00%, 09/01/2023	2,223,000
200,000	5.25%, 09/01/2023	211,832
	Pittsburgh, PA, School Dist GO
3,145,000	5.00%, 09/01/2021	3,433,365
1,500,000	5.00%, 09/01/2023	1,634,715
500,000	Reading, PA, School Dist GO 5.00%, 03/01/2038	557,125
1,000,000	Susquehanna, PA, Regional Airport Auth System Rev 5.00%, 01/01/2019	1,012,700

		47,830,054

	Puerto Rico - 0.7%
	Commonwealth of Puerto Rico, GO
220,000	0.00%, 07/01/2019(2)	212,331
1,810,000	5.50%, 07/01/2019	1,853,748
4,645,000	6.00%, 07/01/2039*	1,939,287
	Puerto Rico Electric Power Auth
1,100,000	5.00%, 07/01/2019	1,121,659
310,000	5.25%, 07/01/2019	316,798

		5,443,823

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Rhode Island - 1.1%
$ 1,415,000	Cranston, RI, GO 5.00%, 07/01/2019	$1,458,186
1,000,000	Rhode Island Commerce Corp. 5.00%, 06/15/2019	1,030,010
	Rhode Island Health & Educational Bldg Corp.
2,700,000	5.00%, 05/15/2027	3,053,997
2,020,000	5.00%, 05/15/2028	2,296,477
1,500,000	Rhode Island State & Providence Plantations 4.00%, 10/01/2018	1,506,480

		9,345,150

	South Carolina - 0.7%
1,987,000	Lancaster County, SC, Sun City Assessment 7.70%, 11/01/2017*(8)	417,270
1,000,000	South Carolina St Jobs-Econ DA Rev 5.25%, 08/01/2024	1,150,740
	South Carolina State Public Service Auth
1,665,000	5.00%, 12/01/2031	1,812,536
2,125,000	5.00%, 12/01/2034	2,288,242

		5,668,788

	South Dakota - 0.9%
860,000	South Dakota Housing DA 4.00%, 11/01/2047	907,051
2,480,000	3.50%, 11/01/2046	2,559,682
1,000,000	South Dakota State Education Enhancement 5.00%, 06/01/2026	1,093,510
750,000	South Dakota State Educational Enhancement Funding Corp. 5.00%, 06/01/2023	835,155
1,415,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	1,583,611

		6,979,009

	Tennessee - 1.7%
1,000,000	Shelby County, TN, Health Educational & Housing Facs Board 5.00%, 09/01/2037(1)(8)	933,490
1,210,000	Tennessee Housing Development Agency 3.50%, 01/01/2047	1,246,917
	Tennessee Housing Development Agency Rev
2,035,000	3.50%, 07/01/2045	2,097,698
4,405,000	3.50%, 01/01/2047	4,536,754
4,635,000	4.00%, 01/01/2049	4,903,459

		13,718,318

	Texas - 9.4%
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev 5.00%, 08/15/2027	1,140,460
	Austin, TX, Airport System Rev
1,125,000	5.00%, 11/15/2028	1,285,391
560,000	5.00%, 11/15/2030	635,886
1,000,000	City of Arlington, TX 5.00%, 02/15/2034	1,119,780
595,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2026	686,898
2,250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	2,604,217
	Clifton, TX, Higher Education Finance Corp.
1,000,000	4.00%, 08/15/2029	1,078,630
1,050,000	4.00%, 08/15/2030	1,121,379
500,000	4.00%, 08/15/2031	531,790
5,000,000	Dallas County, TX, Utility & Reclamation Dist, GO 5.00%, 02/15/2027	5,859,000
	Dallas, TX, Area Rapid Transit Sales Tax Rev
1,500,000	5.00%, 12/01/2028	1,742,070
1,000,000	5.00%, 12/01/2030	1,154,880

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,250,000	Dallas, TX, ISD GO 1.50%, 02/15/2034(5)	$1,249,988
750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2023	798,840
1,000,000	Denton, TX, ISD GO 0.00%, 08/15/2020(2)	966,310
1,500,000	Grapevine-Colleyville, TX, ISD GO 5.00%, 08/15/2027	1,733,235
	Harris County - Houston, TX
2,500,000	5.00%, 11/15/2030	2,799,600
500,000	5.00%, 11/15/2032	550,260
350,000	5.00%, 11/15/2034	383,513
1,605,000	Harris County Toll Road Auth 5.00%, 08/15/2032	1,876,743
2,000,000	Houston, TX, Utility System Rev 6.00%, 11/15/2036	2,069,573
	Kerrville, TX, Health Facs Development Corp.
1,300,000	5.00%, 08/15/2024	1,450,163
1,500,000	5.00%, 08/15/2035	1,612,110
1,580,000	La Joya, TX, ISD GO 5.00%, 02/15/2025	1,796,144
	New Hope, TX, Cultural Education Facs Finance Corp.
700,000	1.85%, 11/01/2020	690,858
1,000,000	3.25%, 11/15/2022(8)	988,130
3,375,000	5.00%, 11/01/2031	3,592,822
1,000,000	5.00%, 11/01/2046	1,041,060
	North Texas Tollway Auth Rev
5,000,000	0.00%, 01/01/2032(2)	3,155,950
1,000,000	5.00%, 01/01/2030	1,116,700
1,200,000	5.00%, 01/01/2035	1,355,040
230,000	6.10%, 01/01/2028	234,083
1,985,000	San Antonio, TX, Airport System Rev 5.00%, 07/01/2023	2,171,987
	San Antonio, TX, Water Rev
2,200,000	5.00%, 05/15/2026	2,502,214
1,440,000	5.00%, 05/15/2031	1,663,459
3,525,000	Socorro, TX, ISD 4.00%, 08/15/2035	3,742,281
1,000,000	Spring Branch, TX, ISD GO 5.00%, 02/01/2026	1,154,250
	Tarrant County, TX, Cultural Education Facs
2,575,000	5.00%, 10/01/2034	2,759,344
1,000,000	6.25%, 11/15/2029	1,014,150
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. 6.25%, 12/15/2026	2,361,174
1,800,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	1,966,212
2,500,000	Texas State Transportation Commission, GO MUNIPSA + 0.38%, 1.32%, 10/01/2041(3)	2,500,425
2,000,000	Travis County, TX, Health Facs Development 7.13%, 11/01/2040	2,232,500
	University of Texas
1,000,000	5.00%, 08/15/2026	1,189,790
2,000,000	5.00%, 07/01/2027	2,329,420

		76,008,709

	Utah - 0.3%
2,280,000	Utah Housing Corp. 4.00%, 01/01/2045	2,386,180

	Vermont - 0.3%
2,175,000	Vermont Housing Finance Agency 4.00%, 11/01/2046	2,271,657

	Virginia - 0.4%
1,500,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2051	1,660,110

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 85,000	Virginia State Resources Auth Infrastructure 5.00%, 11/01/2024	$85,793
1,750,000	Washington County, VA, IDA 7.75%, 07/01/2038	1,795,815

		3,541,718

	Washington - 1.5%
2,060,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2028(2)	1,503,388
2,285,000	FYI Properties, WA, Lease Rev 5.50%, 06/01/2034	2,350,282
4,900,000	King County, WA, GO 4.00%, 07/01/2030	5,328,652
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	863,382
2,000,000	5.00%, 03/01/2029	2,243,560

		12,289,264

	West Virginia - 0.5%
	West Virginia State Econ DA
2,000,000	1.70%, 01/01/2041(5)	1,975,740
1,740,000	1.90%, 03/01/2040(5)	1,738,260

		3,714,000

	Wisconsin - 2.1%
	Milwaukee County, WI, Airport Rev
1,705,000	5.00%, 12/01/2024	1,899,319
1,790,000	5.00%, 12/01/2025	1,991,178
750,000	Public Finance Auth, WI 3.00%, 11/15/2022(1)	751,267
1,065,000	3.50%, 11/15/2023(1)	1,072,966
1,600,000	5.00%, 09/01/2025(1)	1,734,704
2,000,000	5.00%, 10/01/2048(1)	2,119,260
	Wisconsin State
125,000	5.75%, 05/01/2033	128,997
2,160,000	6.00%, 05/01/2036	2,233,051
	Wisconsin State Health & Educational Facs Auth Rev
3,000,000	5.00%, 11/15/2027	3,372,360
1,700,000	5.00%, 12/01/2028	1,917,073

		17,220,175

	Wyoming - 0.2%
1,555,000	Wyoming Community DA 4.00%, 12/01/2046	1,636,684

	Total Municipal Bonds (cost $781,538,235)	$788,404,695

	Total Long-Term Investments (cost $781,538,235)	$788,404,695

Short-Term Investments - 2.7%
	Other Investment Pools & Funds - 2.7%
21,846,448	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(9)	$21,846,448

	Total Short-Term Investments (cost $21,846,448)	$21,846,448

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments (cost $803,384,683)	100.0%	$810,251,143
Other Assets and Liabilities	0.0%	(129,703)

Total Net Assets	100.0%	$810,121,440

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $14,724,623, which represented 1.8% of total net assets.

(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,000,045 at July 31, 2018.
(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of this security was $245,000, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(8)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $32,761,831, which represented 4.0% of total net assets.

(9)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield
Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	Unified School District
VA	Veterans Administration

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$788,404,695	$—	$788,404,695	$—
Short-Term Investments	21,846,448	21,846,448	—	—

Total	$810,251,143	$21,846,448	$788,404,695	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 93.8%
	Arizona - 1.9%
$ 250,000	Arizona State Health Facs Auth Hospital System Rev 5.00%, 02/01/2020	$260,970
105,000	Tempe, AZ, IDA 4.00%, 10/01/2023(1)	105,645

		366,615

	California - 7.2%
170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(2)	169,345
195,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020(6)	205,241
250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	260,355
200,000	Jurupa, CA, Public Financing Auth 4.00%, 09/01/2018	200,444
80,000	Long Beach Bond Finance Auth, CA 5.25%, 11/15/2018	80,798
100,000	Orange County, CA, Community Facs Dist 4.00%, 08/15/2021(6)	104,867
150,000	4.00%, 08/15/2021	157,346
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	82,857
20,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2018	20,000
100,000	Tustin, CA, Community Facs Dist 3.00%, 09/01/2019	101,256

		1,382,509

	Colorado - 2.8%
125,000	Colorado Housing & Finance Auth Rev 4.00%, 05/01/2048	131,220
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	165,295
	E-470 Public Highway, CO, Auth Rev
50,000	0.00%, 09/01/2019(2)	49,010
40,000	1 mo. USD LIBOR + 1.05%, 2.43%, 09/01/2039(3)	40,458
150,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2021	163,463

		549,446

	Connecticut - 4.3%
150,000	City of Bridgeport, CT, GO 4.00%, 08/15/2021	159,524
150,000	City of New Haven, CT, GO 5.00%, 08/15/2021	162,867
100,000	Connecticut State Health & Educational Facs Auth 3.25%, 09/01/2021(1)	100,032
140,000	Connecticut State, GO 5.00%, 07/15/2022	153,591
250,000	Town of Hamden, CT, GO 5.00%, 08/15/2019	258,697

		834,711

	District of Columbia - 0.9%
	Metropolitan Washington, DC, Airports Auth
70,000	5.00%, 10/01/2019	72,658
95,000	5.00%, 10/01/2039	100,796

		173,454

	Florida - 2.6%
165,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	175,753
200,000	City of Port, St. Lucie, FL 1.75%, 07/01/2022	192,666

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	$57,283
65,000	Miami-Dade County, FL, Seaport Rev 5.00%, 10/01/2021	70,469

		496,171

	Georgia - 2.3%
	Burke County, GA, DA Rev
55,000	1.85%, 12/01/2049(4)	54,949
70,000	2.35%, 10/01/2032(4)	70,367
100,000	3.00%, 11/01/2045(4)	99,791
100,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(4)	100,210
100,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	111,076

		436,393

	Guam - 0.8%
150,000	Antonio B Won Pat International Airport Auth, Guam 5.00%, 10/01/2018	150,669

	Illinois - 19.8%
	Chicago, IL, Board of Education, GO
45,000	0.00%, 12/01/2021(2)	40,711
55,000	0.00%, 12/01/2022(2)	47,731
100,000	5.00%, 12/01/2021	104,033
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	247,671
	Chicago, IL, Transit Auth
100,000	5.00%, 06/01/2019	102,590
100,000	5.00%, 06/01/2020	105,160
100,000	5.00%, 12/01/2022	108,572
250,000	City of Chicago, IL, O’Hare International Airport 5.25%, 01/01/2019	253,797
70,000	City of Chicago, IL, Park Dist GO 3.00%, 01/01/2021	71,083
160,000	City of Chicago, IL, Wastewater Transmission Rev 0.00%, 01/01/2022(2)	145,658
	City of Chicago, IL, Waterworks Rev
100,000	5.00%, 11/01/2018	100,800
85,000	5.00%, 11/01/2020	90,380
150,000	City of Decatur, IL 5.00%, 03/01/2023	165,789
	Cook County, IL, GO
100,000	5.00%, 11/15/2019	103,774
150,000	5.00%, 11/15/2022	166,435
125,000	Illinois Housing DA 3.05%, 08/01/2022	127,170
	Illinois State Finance Auth Rev
50,000	5.00%, 08/15/2020	52,517
100,000	5.00%, 11/15/2021	108,826
150,000	5.00%, 02/15/2022	165,180
130,000	7.75%, 08/15/2034	138,182
	Illinois State, GO
180,000	4.00%, 06/15/2020	185,731
100,000	5.00%, 02/01/2020	102,966
75,000	5.00%, 04/01/2021	78,457
120,000	5.00%, 02/01/2022	126,443
200,000	5.00%, 11/01/2022	212,384
55,000	Illinois, Metropolitan Pier & Exposition Auth 0.00%, 06/15/2019(2)	53,742
100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 4.00%, 01/01/2020	103,113
50,000	Kendall Kane & Will Counties, IL, USD GO 0.00%, 02/01/2021(2)	47,260
	Metropolitan Pier & Exposition Auth, IL
50,000	0.00%, 12/15/2019(2)	48,165
50,000	0.00%, 06/15/2021(2)	45,660

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Railsplitter, IL, Tobacco Settlement Auth
$ 150,000	5.00%, 06/01/2022	$164,590
50,000	5.25%, 06/01/2021	54,175
150,000	Village of Bolingbrook IL 5.00%, 01/01/2023	165,576

		3,834,321

	Kentucky - 1.1%
200,000	Kentucky State Property & Building Commission 5.00%, 05/01/2020	210,352

	Louisiana - 2.2%
110,000	City of New Orleans, LA, Sewerage Service Rev 5.00%, 06/01/2021	118,688
	New Orleans, LA, Aviation Board
75,000	5.00%, 01/01/2019	76,087
200,000	5.00%, 01/01/2023	221,916

		416,691

	Maryland - 0.9%
20,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	20,792
150,000	Rockville, MD, Mayor 5.00%, 11/01/2018	151,116

		171,908

	Massachusetts - 2.1%
100,000	Massachusetts Development Finance Agency 3.50%, 10/01/2022(1)	102,810
	Massachusetts Educational Financing Auth
20,000	5.00%, 07/01/2023	22,279
80,000	5.00%, 07/01/2024	90,273
35,000	Massachusetts Housing Finance Agency 1.50%, 12/01/2047(4)	34,640
150,000	Massachusetts State Development Finance Agency Rev 5.00%, 07/01/2022	164,542

		414,544

	Michigan - 3.9%
150,000	Jackson Public Schools, MI 5.00%, 05/01/2024	170,815
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	153,090
150,000	5.00%, 07/01/2019	154,467
150,000	5.00%, 11/15/2022	166,178
100,000	State of Michigan 5.00%, 03/15/2021	108,016

		752,566

	Minnesota - 1.8%
135,000	City of Rochester, MN, Healthcare & Housing Rev Facs 3.50%, 12/01/2018(6)	135,490
200,000	Duluth, MN, ISD, No. 709 5.00%, 02/01/2022	217,484

		352,974

	Missouri - 0.8%
50,000	City of State Louis, MO, Airport Rev 5.00%, 07/01/2023	56,089
100,000	Kirkwood, MO, IDA 5.00%, 05/15/2022	106,807

		162,896

	Nebraska - 1.2%
120,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	131,688

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 100,000	Washington County, NE 2.38%, 09/01/2030(4)	$100,475

		232,163

	Nevada - 1.3%
150,000	City of Reno, NV 5.00%, 06/01/2024	167,805
80,000	Clark County, NV 2.25%, 12/01/2019(6)	80,041

		247,846

	New Jersey - 2.5%
50,000	City of Atlantic, NJ, GO 5.00%, 03/01/2020	52,202
280,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	289,296
125,000	Tobacco Settlement Financing Corp, NJ 5.00%, 06/01/2023	139,494

		480,992

	New Mexico - 1.3%
	New Mexico Mortgage Finance Auth
90,000	3.75%, 09/01/2048	93,866
150,000	4.00%, 01/01/2049	158,416

		252,282

	New York - 2.1%
100,000	New York State Dormitory Auth Rev 4.00%, 12/01/2018(1)	100,599
	New York Transportation Development Corp. Rev
80,000	5.00%, 08/01/2018	80,000
100,000	5.00%, 01/01/2019	101,362
25,000	Oyster Bay, NY, Public Improvement, GO 5.00%, 02/15/2019	25,408
100,000	TSASC, Inc, NY 5.00%, 06/01/2020	104,994

		412,363

	North Dakota - 1.6%
	North Dakota Housing Finance Agency
120,000	3.50%, 07/01/2046	123,851
170,000	4.00%, 01/01/2048	179,083

		302,934

	Ohio - 0.7%
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	65,577
60,000	5.00%, 01/01/2023	66,708

		132,285

	Oregon - 1.4%
	State of Oregon Housing & Community Services Department
145,000	3.50%, 07/01/2048	149,956
115,000	4.50%, 01/01/2049	124,224

		274,180

	Pennsylvania - 8.9%
165,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	171,305
125,000	Beaver County, PA, GO 4.00%, 11/15/2018	125,846
150,000	Commonwealth Financing Auth, PA 5.00%, 06/01/2022	163,842
100,000	Lancaster County, PA, Hospital Auth 5.00%, 07/01/2020	104,929
	Lehigh County, PA, IDA
65,000	1.80%, 02/15/2027(4)	63,902
55,000	1.80%, 09/01/2029(4)	53,871

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 150,000	Montgomery County, PA, IDA Rev 4.00%, 12/01/2020	$155,301
250,000	Pennsylvania Turnpike Commission Rev MUNIPSA + 0.98%, 1.92%, 12/01/2021(3)	253,772
150,000	Philadelphia, IDA, PA 5.00%, 12/01/2022	166,664
	Philadelphia, PA, Hospitals & Higher Education Facs Auth
115,000	5.00%, 07/01/2019	117,780
20,000	5.00%, 07/01/2020	20,928
	Philadelphia, School Dist GO
85,000	4.00%, 09/01/2022	87,621
65,000	5.00%, 09/01/2020	69,022
150,000	Reading, PA, School Dist GO 5.00%, 03/01/2023	166,751

		1,721,534

	Puerto Rico - 0.5%
40,000	Commonwealth of Puerto Rico, GO 5.50%, 07/01/2019	40,967
	Puerto Rico Electric Power Auth
25,000	5.00%, 07/01/2019	25,492
35,000	5.25%, 07/01/2019	35,768

		102,227

	Rhode Island - 2.0%
150,000	Rhode Island Health & Educational Building Corp. 5.00%, 05/15/2022	163,404
45,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	46,315
	Rhode Island Tobacco Settlement Financing Corp.
100,000	5.00%, 06/01/2020	105,437
60,000	5.00%, 06/01/2021	64,636

		379,792

	South Dakota - 1.4%
250,000	South Dakota State Educational Enhancement Funding Corp. 5.00%, 06/01/2023	278,385

	Tennessee - 3.8%
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(1)(6)	147,119
	Tennessee Housing Development Agency Rev
145,000	3.50%, 07/01/2045	149,467
220,000	3.50%, 01/01/2047	226,580
200,000	3.50%, 01/01/2048	206,738

		729,904

	Texas - 8.0%
100,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%, 12/01/2022	107,609
105,000	City of San Antonio, TX, Airport System 5.00%, 07/01/2022	115,386
350,000	Clear Creek ISD GO, TX 1.45%, 02/15/2035(4)	347,147
200,000	Corpus Christi ISD GO, TX 2.00%, 08/15/2047(4)	200,592
210,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	223,954
100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2020	105,299
	Lower Colorado River, TX, Auth Rev
120,000	4.00%, 05/15/2020	124,726
100,000	5.00%, 05/15/2020	105,688
150,000	New Hope, TX, Cultural Education Facs Finance Corp. 1.70%, 11/01/2019	148,916

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 75,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2018		$75,929

			1,555,246

	Virginia - 0.5%
90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040(4)		89,589

	Washington - 0.7%
55,000	State of Washington, GO 5.00%, 08/01/2019		56,904
80,000	Washington State Health Care Facs Auth Rev 5.00%, 10/01/2039		83,424

			140,328

	Wisconsin - 0.5%
100,000	Public Finance Auth, WI 5.00%, 05/15/2020(1)		104,373

	Total Municipal Bonds (cost $18,213,846)		$18,142,643

	Total Long-Term Investments (cost $18,213,846)		$18,142,643

Short-Term Investments - 5.2%
	Other Investment Pools & Funds - 5.2%
1,016,135	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(5)		$1,016,135

	Total Short-Term Investments (cost $1,016,135)		$1,016,135

	Total Investments (cost $19,229,981)	99.0%	$19,158,778
	Other Assets and Liabilities	1.0%	189,844

	Total Net Assets	100.0%	$19,348,622

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $660,578, which represented 3.4% of total net assets.

(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Current yield as of period end.
(6)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $672,756 , which represented 3.5% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	Unified School District
VA	Veterans Administration

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$18,142,643	$—	$18,142,643	$—
Short-Term Investments	1,016,135	1,016,135	—	—

Total	$19,158,778	$1,016,135	$18,142,643	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 32.2%
	Canada - 0.7%
$ 915,000	Master Credit Card Trust 3.74%, 07/22/2024(1)	$904,661

	Cayman Islands - 3.5%
	BlueMountain CLO Ltd.
675,000	3 mo. USD LIBOR + 1.420%, 3.75%, 11/20/2028(1)(2)	675,567
675,000	3 mo. USD LIBOR + 1.600%, 3.95%, 10/22/2030(1)(2)	673,671
605,000	3 mo. USD LIBOR + 2.500%, 4.84%, 04/13/2027(1)(2)	604,566
550,000	Bowman Park CLO Ltd. 3 mo. USD LIBOR + 1.180%, 3.51%, 11/23/2025(1)(2)	549,835
250,000	Carlyle Global Market Strategies CLO 3 mo. USD LIBOR + 0.970%, 3.31%, 04/17/2031(1)(2)	248,631
350,000	LCM L.P. 3 mo. USD LIBOR + 1.400%, 3.75%, 04/20/2028(1)(2)	348,759
761,308	LCM XVII L.P. 3 mo. USD LIBOR + 1.350%, 3.69%, 10/15/2026(1)(2)	762,084
785,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.260%, 3.61%, 07/20/2026(1)(2)	785,008

		4,648,121

	United States - 28.0%
1,100,000	245 Park Avenue Trust 3.66%, 06/05/2037(1)(3)	1,062,784
73,333	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(3)	72,867
	Cabela’s Credit Card Master Note Trust
625,000	1 mo. USD LIBOR + 0.540%, 2.61%, 03/15/2023(2)	628,136
605,000	2.71%, 02/17/2026(1)	587,216
961,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	965,100
265,000	Citigroup Commercial Mortgage Trust 3.15%, 11/15/2049	253,701
	COLT Mortgage Loan Trust
104,842	2.75%, 09/25/2046(1)(3)	104,453
117,814	3.08%, 02/25/2048(1)(3)	117,337
281,469	3.75%, 12/26/2046(1)(3)	281,469
	Commercial Mortgage Trust
618,000	3.63%, 10/10/2048	614,494
925,000	3.70%, 08/10/2048	926,344
	Connecticut Avenue Securities
112,824	1 mo. USD LIBOR + 1.450%, 3.51%, 01/25/2029(2)	113,655
462,086	1 mo. USD LIBOR + 5.000%, 7.06%, 07/25/2025(2)	523,683
	CSAIL Commercial Mortgage Trust
1,180,950	3.72%, 08/15/2048	1,183,661
925,000	3.81%, 11/15/2048	931,098
750,000	CSMC Trust 2.76%, 04/05/2033(1)	737,630
154,905	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(3)	154,160
	Fannie Mae Connecticut Avenue Securities
680,557	1 mo. USD LIBOR + 0.550%, 2.61%, 01/25/2030(2)	680,611
448,349	1 mo. USD LIBOR + 0.750%, 2.81%, 02/25/2030(2)	448,666
383,010	1 mo. USD LIBOR + 0.850%, 2.91%, 11/25/2029(2)	383,919
535,621	1 mo. USD LIBOR + 1.150%, 3.21%, 09/25/2029(2)	538,685
203,463	1 mo. USD LIBOR + 2.200%, 4.26%, 10/25/2028(2)	204,485
965,000	1 mo. USD LIBOR + 2.550%, 4.61%, 12/25/2030(2)	976,686
865,000	1 mo. USD LIBOR + 4.250%, 6.31%, 01/25/2029(2)	979,319
850,000	1 mo. USD LIBOR + 4.450%, 6.51%, 01/25/2029(2)	950,706
788,255	1 mo. USD LIBOR + 5.000%, 7.06%, 07/25/2025(2)	877,493
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,329,481
	FREMF Mortgage Trust
320,000	3.65%, 11/25/2050(1)(3)	304,942
320,000	3.70%, 04/25/2048(1)(3)	313,245

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 440,000	3.73%, 10/25/2049(1)(3)	$416,441
350,000	3.80%, 02/25/2050(1)(3)	334,959
230,000	3.84%, 08/25/2027(1)(3)	220,294
1,240,000	3.94%, 08/25/2023(1)(3)	1,244,039
600,000	3.95%, 08/25/2047(1)(3)	607,020
1,610,000	3.98%, 03/25/2028(1)(3)	1,542,778
165,000	4.22%, 06/25/2047(1)(3)	166,574
184,000	4.34%, 12/25/2044(1)(3)	188,561
200,000	4.42%, 10/25/2030(1)(3)	199,694
720,752	4.61%, 01/25/2048(1)(3)	741,559
500,000	GS Mortgage Securities Corp. 1 mo. USD LIBOR + 1.300%, 3.37%, 07/15/2032(1)(2)	500,001
287,044	GSR Mortgage Loan Trust 3.73%, 01/25/2036(3)	283,702
370,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	358,668
125,000	HSI Asset Securitization Corp. Trust 1 mo. USD LIBOR + 0.270%, 2.33%, 02/25/2036(2)	124,144
63,958	IndyMac Index Mortgage Loan Trust 3.91%, 06/25/2036(3)	60,615
	LSTAR Securities Investment Ltd.
206,554	1 mo. USD LIBOR + 1.750%, 0.04%, 10/01/2022(1)(2)	205,687
522,148	1 mo. USD LIBOR + 1.550%, 3.64%, 02/01/2023(1)(2)	515,679
90,061	MortgageIT Trust 1 mo. USD LIBOR + 0.640%, 2.70%, 02/25/2035(2)	90,104
110,474	Nationstar HECM Loan Trust 1.97%, 05/25/2027(1)	110,198
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2028(1)	1,222,604
	New Residential Mortgage Loan Trust
70,673	3.75%, 05/25/2054(1)(3)	70,785
219,466	3.75%, 11/25/2056(1)(3)	219,324
909,035	4.00%, 02/25/2057(1)(3)	914,738
	NRZ Advance Receivables Trust
960,000	2.58%, 10/15/2049(1)	952,307
1,210,000	3.11%, 12/15/2050(1)	1,202,282
	NRZ Excess Spread-Collateralized Notes
591,022	3.19%, 01/25/2023(1)	586,230
253,679	3.27%, 02/25/2023(1)	252,257
131,468	Residential Accredit Loans, Inc. 4.39%, 09/25/2035(3)	115,883
338,437	Santander Drive Auto Receivables Trust 2.74%, 01/15/2021	338,392
36,482	Sequoia Mortgage Trust 1 mo. USD LIBOR + 0.460%, 2.55%, 02/20/2035(2)	36,191
222,140	SLM Student Loan Trust 3 mo. USD LIBOR + 0.040%, 2.38%, 01/25/2019(2)(10)	221,928
101,491	SoFi Consumer Loan Program LLC 3.05%, 12/26/2025(1)(10)	101,084
280,000	Sofi Consumer Loan Program Trust 3.79%, 04/26/2027(1)	278,305
484,943	Springleaf Funding Trust 3.16%, 11/15/2024(1)	484,687
265,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(1)	265,869
567,543	Thornburg Mortgage Securities Trust 3.48%, 04/25/2045(3)	571,111
	Towd Point Mortgage Trust
395,435	2.25%, 04/25/2056(1)(3)	385,783
70,532	2.75%, 04/25/2055(1)(3)	69,539
280,389	2.75%, 08/25/2055(1)(3)	273,773
628,058	2.75%, 10/25/2056(1)(3)	615,317
188,909	2.75%, 04/25/2057(1)(3)	185,182
81,207	3.00%, 03/25/2054(1)(3)	80,525
642,000	3.75%, 04/25/2055(1)(3)	641,117
473,850	3.75%, 05/25/2058(1)(3)	473,060

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 375,000	Verus Securitization Trust 3.70%, 07/25/2047(1)(3)	$375,738
1,050,000	VNDO Mortgage Trust 3.34%, 11/15/2030(1)(3)	1,027,360
465,000	WF-RBS Commercial Mortgage Trust 3.61%, 11/15/2047	463,754

		37,581,868

	Total Asset & Commercial Mortgage Backed Securities (cost $43,576,590)	$43,134,650

U.S. Government Agencies - 72.1%
	Mortgage-Backed Agencies - 70.5%
	FHLMC - 25.4%
$ 12,504	0.00%, 11/15/2036(4)(5)	$11,309
7,271,074	0.29%, 01/25/2027(3)(6)	158,253
4,391,574	0.61%, 03/25/2027(3)(6)	195,756
2,821,054	0.71%, 01/25/2024(3)(6)	95,206
1,240,000	1.64%, 04/25/2044(3)(6)	128,487
695,000	1.66%, 07/25/2041(3)(6)	48,627
2,250,000	1.75%, 11/25/2040(3)(6)	152,170
264,234	2.50%, 12/15/2026(6)	13,213
999,929	2.50%, 03/15/2028(6)(10)	77,545
259,385	2.50%, 03/15/2028(6)	19,862
182,558	2.50%, 05/15/2028(6)	13,648
1,023,943	2.75%, 12/15/2041	909,126
257,093	3.00%, 05/15/2032(6)	18,708
467,236	3.00%, 03/01/2033	462,640
179,719	3.00%, 03/15/2033(6)(10)	22,150
1,209,597	3.00%, 04/01/2033	1,197,700
500,000	3.00%, 08/01/2033(7)	494,636
1,036,991	3.00%, 01/01/2037	1,017,621
260,000	3.00%, 04/15/2042	240,248
1,676,738	3.00%, 11/01/2046	1,618,341
2,457,414	3.00%, 12/01/2046	2,371,180
995,000	3.12%, 10/25/2031(3)	932,921
975,000	3.19%, 07/25/2027	954,138
299,354	1 mo. USD LIBOR + 1.120%, 3.26%, 08/25/2029(2)	301,229
625,000	3.43%, 01/25/2027(3)	623,695
304,980	3.50%, 06/15/2026(6)(10)	20,032
91,621	3.50%, 09/15/2026(6)	8,249
162,178	3.50%, 03/15/2027(6)	14,091
823,659	3.50%, 03/15/2041(6)(10)	101,296
1,341,940	3.50%, 10/01/2047	1,329,872
2,600,000	3.50%, 08/01/2048(7)	2,575,029
2,500,000	3.50%, 09/01/2048(7)	2,472,864
257,554	4.00%, 08/15/2026(6)(10)	24,440
374,346	4.00%, 07/15/2027(6)(10)	35,340
441,575	4.00%, 03/15/2028(6)(10)	41,255
294,219	4.00%, 03/15/2028(6)	29,577
159,636	4.00%, 06/15/2028(6)	16,663
466,136	4.00%, 07/15/2030(6)	50,132
334,620	4.00%, 06/15/2041	342,673
225,000	4.00%, 11/15/2041	231,333
571,000	4.00%, 08/15/2043	579,481
314,512	4.00%, 07/01/2044	320,600
6,405,000	4.00%, 08/01/2048(7)	6,502,710
999,000	1 mo. USD LIBOR + 2.300%, 4.36%, 09/25/2030(2)	1,002,009
106,448	4.50%, 02/01/2039	110,600
1,108,539	4.50%, 07/01/2042	1,161,563
176,809	4.50%, 09/01/2044	183,556
890,170	1 mo. USD LIBOR + 2.800%, 4.86%, 05/25/2028(2)	913,755
116,476	5.00%, 10/01/2028	122,913
435,374	5.00%, 09/01/2029	459,739
373,459	5.00%, 01/01/2030	394,494
466,032	5.00%, 09/01/2031	491,162
379,691	5.00%, 11/01/2031	400,165
60,989	5.00%, 09/01/2033	65,231
238,248	5.00%, 09/15/2033(6)	46,444

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 435,249	5.00%, 05/01/2039	$463,592
678,883	5.00%, 08/01/2039	723,175
248,551	5.00%, 07/01/2041	264,674
50,000	5.00%, 08/01/2048(7)	52,697
53,105	5.50%, 08/15/2033	56,995
346,479	5.50%, 04/01/2038	373,391

		34,060,201

	FNMA - 30.0%
108,339	0.00%, 06/25/2036(4)(5)(10)	91,193
100,000	0.00%, 09/25/2041(4)(5)(10)	60,903
510,145	1.40%, 04/25/2055(3)(6)	24,075
527,092	1.44%, 06/25/2055(3)(6)(10)	25,873
674,806	1.51%, 08/25/2044(3)(6)(10)	26,814
398,021	2.00%, 09/25/2039	370,913
335,000	2.00%, 02/25/2043	267,789
44,950	2.50%, 06/25/2028(6)(10)	3,417
420,000	2.50%, 03/25/2043	350,721
598,667	2.85%, 06/01/2027	574,052
785,000	2.85%, 12/01/2027	742,221
1,140,000	2.87%, 02/01/2032	1,045,441
950,000	2.95%, 10/01/2025	923,949
339,707	2.95%, 01/01/2028	326,168
900,000	2.98%, 12/01/2029	846,752
442,255	3.00%, 02/25/2027(6)(10)	33,032
149,523	3.00%, 09/25/2027(6)(10)	13,265
445,247	3.00%, 12/25/2027(6)(10)	43,023
1,033,183	3.00%, 03/01/2037	1,012,364
281,562	3.00%, 10/01/2037	275,887
1,357,278	3.00%, 06/25/2048	1,312,725
3,022,000	3.00%, 08/01/2048(7)	2,912,689
525,000	3.00%, 09/25/2057	474,009
1,300,000	3.07%, 11/01/2029	1,232,366
620,000	3.09%, 02/25/2030(3)	587,181
1,100,000	3.13%, 01/01/2030	1,050,178
1,146,197	3.14%, 11/01/2027	1,116,742
1,800,000	3.14%, 01/01/2030	1,716,832
850,000	3.19%, 09/01/2029	816,049
1,700,000	3.28%, 12/01/2032	1,623,552
1,327,800	3.38%, 12/01/2029	1,308,225
1,085,000	3.46%, 09/01/2037	1,032,859
1,585,126	3.50%, 11/01/2026	1,599,994
192,388	3.50%, 05/25/2027(6)(10)	19,556
279,683	3.50%, 10/25/2027(6)(10)	26,954
72,174	3.50%, 05/25/2030(6)(10)	8,628
87,300	3.50%, 08/25/2030(6)(10)	10,012
216,425	3.50%, 02/25/2031(6)(10)	19,431
170,072	3.50%, 09/25/2035(6)(10)	26,660
236,029	3.50%, 09/01/2043	235,283
392,607	3.50%, 10/01/2044	391,001
417,631	3.50%, 02/01/2045	415,017
406,208	3.50%, 02/01/2046	403,666
877,203	3.50%, 09/01/2046	871,715
377,206	3.50%, 10/01/2046	374,845
148,023	3.50%, 10/25/2046(6)(10)	34,442
264,112	3.50%, 11/01/2046	262,622
275,374	3.50%, 09/01/2047	273,087
199,276	3.50%, 12/01/2047	197,674
289,247	3.50%, 02/01/2048	287,231
500,000	3.50%, 05/25/2048	487,970
779,000	3.50%, 08/01/2048(7)	771,836
600,000	3.50%, 09/01/2048(7)	593,916
200,000	3.55%, 02/01/2030	198,861
1,219,387	3.57%, 10/01/2029	1,221,416
1,000,000	3.73%, 04/01/2033	1,002,560
200,000	3.80%, 07/01/2030	202,414

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 14,348	3.89%, 05/01/2030	$14,643
329,045	3.96%, 05/01/2034	336,656
412,834	4.00%, 05/25/2027(6)	37,311
700,000	4.00%, 08/01/2033(7)	716,680
560,630	4.00%, 12/01/2040	573,911
151,030	4.00%, 03/01/2041	154,545
43,969	4.00%, 03/25/2042(6)(10)	6,960
465,014	4.00%, 11/25/2043	473,144
175,811	4.00%, 06/01/2044	179,003
24,059	4.00%, 08/01/2044	24,496
216,648	4.00%, 10/01/2044	220,535
396,050	4.00%, 11/01/2044	403,155
409,538	4.00%, 05/01/2045	416,610
244,092	4.00%, 07/01/2045	249,819
844,888	4.00%, 05/01/2046	860,662
210,658	4.00%, 06/01/2046	214,127
255,433	4.00%, 04/01/2047	261,101
1,330,000	4.00%, 08/01/2048(7)	1,350,989
484,274	4.06%, 03/01/2030	498,454
73,227	4.50%, 07/25/2027(6)(10)	7,674
108,268	4.50%, 08/01/2041	113,444
33,413	4.50%, 09/01/2041	34,991
39,681	5.46%, 05/25/2042(3)(6)	4,069
452,008	5.50%, 07/25/2045(6)(10)	98,880
325,000	5.50%, 08/01/2048(7)	347,064
622,870	6.00%, 01/25/2042(6)(10)	120,039
553,038	6.00%, 01/25/2047(6)(10)	129,349
389,369	6.00%, 09/25/2047(6)(10)	91,122

		40,117,483

	GNMA - 15.1%
98,194	1.75%, 09/20/2043	92,496
548,176	2.14%, 04/20/2040	441,918
193,285	3.00%, 09/20/2028(6)	16,799
275,098	3.00%, 09/16/2042(10)	237,580
267,972	3.00%, 09/20/2042(10)	231,883
121,612	3.00%, 02/16/2043(6)	20,185
1,068,712	3.00%, 04/20/2045	1,040,167
66,896	3.00%, 08/15/2045	65,349
158,200	3.00%, 11/20/2045	155,115
169,000	3.00%, 02/20/2046	156,187
2,220,000	3.00%, 08/01/2048(7)	2,164,240
96,327	3.50%, 02/16/2027(6)	8,687
224,617	3.50%, 03/20/2027(6)	22,290
220,480	3.50%, 07/20/2040(6)	25,743
380,924	3.50%, 12/20/2040	378,522
293,052	3.50%, 02/20/2041(6)	36,106
486,126	3.50%, 04/20/2042(6)	65,325
735,806	3.50%, 10/20/2042(6)	131,252
401,201	3.50%, 07/20/2043(6)(10)	61,131
45,000	3.50%, 08/01/2048(7)	45,019
1,397,118	4.00%, 04/16/2026(6)(10)	139,953
66,887	4.00%, 12/16/2026(6)	6,876
843,252	4.00%, 05/20/2029(6)	85,884
169,702	4.00%, 02/15/2041	175,234
38,445	4.00%, 05/16/2042(6)(10)	5,258
142,886	4.00%, 03/20/2043(6)	31,552
56,892	4.00%, 01/20/2044(6)(10)	13,147
489,031	4.00%, 03/20/2047(6)	95,176
725,164	4.00%, 07/20/2047(6)	135,668
1,055,430	4.00%, 10/20/2047	1,079,961
1,028,745	4.00%, 11/20/2047	1,052,655
1,520,000	4.00%, 08/01/2048(7)	1,553,963
375,593	4.50%, 06/20/2039	386,762
455,887	4.50%, 09/16/2040	489,587
57,767	4.50%, 09/20/2041	60,824

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 32,511	4.50%, 05/20/2044	$34,218
70,292	4.50%, 06/20/2044	74,141
58,352	4.50%, 10/20/2044	61,411
207,082	4.50%, 04/20/2045(6)(10)	49,369
34,933	4.50%, 01/20/2046	36,734
597,160	4.50%, 01/20/2047(6)	143,033
678,683	4.50%, 02/20/2048	705,587
5,400,000	4.50%, 08/01/2048(7)	5,607,984
157,979	5.00%, 05/20/2034	168,968
49,467	5.00%, 07/15/2039	52,825
575,378	5.00%, 02/16/2040(6)	138,500
390,502	5.00%, 05/20/2040(6)(10)	96,948
715,936	5.00%, 04/20/2041	783,926
35,812	5.00%, 06/15/2041	38,108
179,543	5.00%, 10/16/2041(6)(10)	30,784
34,412	5.00%, 03/15/2044	36,600
148,013	5.00%, 01/16/2047(6)	36,768
400,000	5.00%, 08/01/2048(7)	419,375
436,520	5.50%, 05/20/2038	479,972
347,539	5.50%, 03/20/2039(6)(10)	79,096
436,732	5.50%, 02/16/2047(6)	98,253
537,944	5.50%, 05/20/2047(6)	125,564
24,360	6.00%, 01/15/2039	26,422
161,316	6.00%, 09/15/2040	174,972
373,619	6.00%, 02/20/2046(6)	86,323

		20,294,375

		94,472,059

	Other Direct Federal Obligations - 1.6%
	SLM Student Loan Trust
313,977	1 mo. USD LIBOR + 0.750%, 2.81%, 05/26/2026(2)(10)	313,977
293,027	3 mo. USD LIBOR + 0.550%, 2.89%, 04/27/2026(1)(2)	293,836
755,066	3 mo. USD LIBOR + 1.200%, 3.54%, 12/15/2033(1)(2)	764,006
740,528	3 mo. USD LIBOR + 1.500%, 3.84%, 04/25/2023(2)	755,117

		2,126,936

		2,126,936

	Total U.S. Government Agencies (cost $98,516,957)	$96,598,995

U.S. Government Securities - 6.7%
	Other Direct Federal Obligations - 0.6%
	FHLB - 0.6%
700,000	Tennessee Valley Authority 4.25%, 09/15/2065	$776,967

	U.S. Treasury Securities - 6.1%
	U.S. Treasury Notes - 6.1%
8,270,408	0.63%, 01/15/2026(8)	8,141,346

		8,141,346

	Total U.S. Government Securities (cost $9,168,577)	$8,918,313

	Total Long-Term Investments (cost $151,262,124)	$148,651,958

Short-Term Investments - 5.4%
	Other Investment Pools & Funds - 5.4%
7,152,838	Fidelity Institutional Government Fund, Institutional Class, 1.79%(9)	$7,152,838

	Total Short-Term Investments (cost $7,152,838)	$7,152,838

The Hartford Quality Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $158,414,962)	116.4%	$155,804,796
Total Purchased Options (cost $1,085,780)	0.7%	$997,338

Total Investments (cost $159,500,742)	117.1%	$156,802,134
Other Assets and Liabilities	(17.1)%	(22,919,151)

Total Net Assets	100.0%	$133,882,983

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $29,706,226, which represented 22.2% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are principal-only strips.
(5)	Security is a zero-coupon bond.
(6)	Securities disclosed are interest-only strips.
(7)	Represents or includes a TBA transaction.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Current yield as of period end.
(10)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $2,801,423, which represented 2.1% of total net assets.

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57(1)	JPM	2.45%	Pay	08/02/27	USD 700,000	700,000	$69,769	$81,900	$(12,131)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57(1)	MSC	2.45%	Receive	08/02/27	USD 2,500,000	2,500,000	249,174	402,042	(152,868)

Total Calls						3,200,000	$318,943	$483,942	$(164,999)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57(1)	JPM	2.45%	Receive	08/02/27	USD 700,000	700,000	$148,399	$140,630	$7,769
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57(1)	MSC	2.45%	Pay	08/02/27	USD 2,500,000	2,500,000	529,996	461,208	68,788

Total Puts						3,200,000	$678,395	$601,838	$76,557

Total purchased swaption contracts						6,400,000	$997,338	$1,085,780	$(88,442)

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $997,338 , which represented 0.7% of total net assets.

The Hartford Quality Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	2	09/28/2018	$422,750	$(691)
U.S. Treasury 10-Year Note Future	221	09/19/2018	26,392,234	2,780
U.S. Treasury Long Bond Future	41	09/19/2018	5,861,719	17,196
U.S. Treasury Ultra Bond Future	50	09/19/2018	7,845,312	70,221

Total				$89,506

Short position contracts:
U.S. Treasury 5-Year Note Future	10	09/28/2018	$1,131,250	$3,076
U.S. Treasury 10-Year Ultra Future	54	09/19/2018	6,863,906	(25,646)

Total				$(22,570)

Total futures contracts				$66,936

TBA Sale Commitments Outstanding at July 31, 2018
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$5,309,000	08/01/2048	$(5,113,136)	$25,541
FHLMC, 4.50%	125,000	08/01/2048	(129,601)	243
FNMA, 2.50%	1,917,000	08/01/2033	(1,855,372)	5,969
FNMA, 3.50%	3,990,000	08/01/2033	(4,025,224)	4,676
FNMA, 4.50%	6,500,000	08/01/2048	(6,742,226)	10,875

Total (proceeds receivable $17,912,863)			$ (17,865,559)	$47,304

At July 31, 2018, the aggregate market value of TBA Sale Commitments represents (13.3)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 M Federal Funds Rate	2.50% Fixed	USD	7,300,000	03/01/28	Annual	$23,222	$—	$83,468	$60,246
3 Mo. USD LIBOR	3.00% Fixed	USD	13,264,000	04/30/25	Semi-Annual	18,166	—	3,300	(14,866)
3 Mo. USD LIBOR	2.28% Fixed	USD	5,925,000	07/14/27	Semi-Annual	—	—	344,815	344,815
3 Mo. USD LIBOR	2.91% Fixed	USD	1,725,000	07/14/27	Semi-Annual	4,216	—	(509)	(4,725)

Total						$45,604	$—	$431,074	$385,470

		Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
5,718,644	USD	640,000,000 JPY	BCLY	10/10/18	$—	$(33,025)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

The Hartford Quality Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The Hartford Quality Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$43,134,650	$—	$43,134,650	$—
U.S. Government Agencies	96,598,995	—	96,598,995	—
U.S. Government Securities	8,918,313	—	8,918,313	—
Short-Term Investments	7,152,838	7,152,838	—	—
Purchased Options	997,338	—	997,338	—
Futures Contracts(2)	93,273	93,273	—	—
Swaps - Interest Rate(2)	405,061	—	405,061	—

Total	$157,300,468	$7,246,111	$150,054,357	$—

Liabilities
Foreign Currency Contracts(2)	$(33,025)	$—	$(33,025)	$—
Futures Contracts(2)	(26,337)	(26,337)	—	—
Swaps - Interest Rate(2)	(19,591)	—	(19,591)	—
TBA Sale Commitments	(17,865,559)	—	(17,865,559)	—

Total	$(17,944,512)	$(26,337)	$(17,918,175)	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Real Total Return Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 64.5%
	Automobiles & Components - 1.5%
4,255	Bridgestone Corp.	$167,844
8,806	Hota Industrial Manufacturing Co., Ltd.	37,568
11,225	Isuzu Motors Ltd.	151,905
3,402	NGK Spark Plug Co., Ltd.	98,239
15,158	Nissan Motor Co., Ltd.	143,381
11,499	Sumitomo Electric Industries Ltd.	176,891
3,716	Suzuki Motor Corp.	218,567
6,254	Tokai Rika Co., Ltd.	129,890
2,089	Toyota Industries Corp.	118,244

		1,242,529

	Banks - 1.1%
1,450	Bancolombia S.A. ADR	66,569
36,000	China Construction Bank Corp. Class H	32,914
17,535	China Merchants Bank Co., Ltd. Class H	68,777
310	Credicorp Ltd.	70,919
111,432	E.Sun Financial Holding Co., Ltd.	77,768
600	Hang Seng Bank Ltd.	16,351
650	HDFC Bank Ltd. ADR	67,171
57,038	Mitsubishi UFJ Financial Group, Inc.	350,035
7,988	San-In Godo Bank Ltd.	75,055
3,063	Sumitomo Mitsui Trust Holdings, Inc.	121,667

		947,226

	Capital Goods - 4.0%
5,953	Airtac International Group	64,826
13,366	Amada Holdings Co., Ltd.	134,394
14,300	AVIC Shenyang Aircraft Co., Ltd. Class A*	79,746
16,640	Bizlink Holding, Inc.	106,554
5,300	BOC Aviation Ltd.(1)	33,383
79,000	China Railway Group Ltd. Class H	68,628
1,381	Daifuku Co., Ltd.	60,860
614	FANUC Corp.	123,807
3,206	GS Engineering & Construction Corp.	130,335
962	Harmonic Drive Systems, Inc.	38,036
1,443	Harris Corp.	238,023
14,669	Hazama Ando Corp.	116,528
2,547	HDC Hyundai Development Co-Engineering & Construction*	130,919
350	Hirata Corp.	23,426
451	Hyundai Elevator Co., Ltd.	36,953
2,740	Hyundai Engineering & Construction Co., Ltd.	144,012
1,327	Hyundai Rotem Co., Ltd.*	32,266
14,845	ITOCHU Corp.	263,594
6,145	JGC Corp.	119,239
5,535	Kinden Corp.	88,981
3,984	Kumagai Gumi Co., Ltd.	139,529
488	LS Industrial Systems Co., Ltd.	31,649
6,000	Luxshare Precision Industry Co., Ltd. Class A	15,960
2,629	Mercury Systems, Inc.*	109,708
2,746	Minebea Mitsumi, Inc.	49,283
8,650	Mitsubishi Electric Corp.	117,525
364	Nidec Corp.	52,871
9,350	Nissin Electric Co., Ltd.	81,005
3,137	Noritz Corp.	52,859
9,483	Samsung Engineering Co., Ltd.	144,635
289	SMC Corp.	97,930
7,066	Tadano Ltd.	92,124
2,207	Taisei Corp.	122,740
9,113	Takuma Co., Ltd.	111,710
4,605	Toshiba Plant Systems & Services Corp.	101,935
1,163	Voltronic Power Technology Corp.	20,206
39,000	Weichai Power Co., Ltd. Class H	47,714

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

2,900	Zhuzhou CRRC Times Electric Co., Ltd. Class H	$17,421

		3,441,314

	Commercial & Professional Services - 0.5%
1,862	Aeon Delight Co., Ltd.	68,152
4,367	Country Garden Services Holdings Co., Ltd.*	7,133
1,201	Equifax, Inc.	150,726
2,000	Raksul, Inc.*	52,408
2,204	Wolters Kluwer N.V.	132,722

		411,141

	Consumer Durables & Apparel - 0.8%
7,000	ANTA Sports Products Ltd.	35,751
3,332	Bandai Namco Holdings, Inc.	133,308
205	Cuckoo Holdings Co. Ltd.	29,423
3,100	Jason Furniture Hangzhou Co., Ltd. Class A	30,411
1,629	Roku, Inc.*	73,989
7,400	Sekisui Chemical Co., Ltd.	132,450
3,265	Shenzhou International Group Holdings Ltd.	40,096
987	Sony Corp.	53,048
1,148	Token Corp.	88,514
4,300	Zhejiang Supor Cookware Co., Ltd. Class A	34,238

		651,228

	Consumer Services - 0.1%
14,537	Houghton Mifflin Harcourt Co.*	92,310
3,200	Sands China Ltd.	16,533

		108,843

	Diversified Financials - 0.2%
6,120	Chailease Holding Co., Ltd.	20,029
64,000	China Galaxy Securities Co., Ltd. Class H	33,183
66,000	China Huarong Asset Management Co. Ltd. Class H(1)	16,836
43,200	Huatai Securities Co., Ltd. Class H*(1)	68,222
340	Noah Holdings Ltd. ADR*	17,360

		155,630

	Energy - 8.9%
39,260	Alta Mesa Resources, Inc.*	237,130
451	Cabot Oil & Gas Corp.	10,599
15,467	Callon Petroleum Co.*	166,425
15,833	Canadian Natural Resources Ltd.	580,121
13,320	Centennial Resource Development, Inc. Class A*	239,227
73,000	China Petroleum & Chemical Corp. Class H	70,171
1,091	CNOOC Ltd. ADR	183,288
1,970	Concho Resources, Inc.*	287,325
2,605	Continental Resources, Inc.*	166,381
5,071	Delek U.S. Holdings, Inc.	270,386
5,070	Diamondback Energy, Inc.	668,987
1,600	Ecopetrol S.A. ADR	34,192
4,902	EOG Resources, Inc.	632,064
1,058	EQT Corp.	52,561
12,193	Extraction Oil & Gas, Inc.*	184,358
17,000	Formosa Petrochemical Corp.	67,003
5,338	Halliburton Co.	226,438
26,520	Jagged Peak Energy, Inc.*(2)	379,236
1,930	LUKOIL PJSC ADR	138,441
5,663	Lundin Petroleum AB	186,718
9,584	Newfield Exploration Co.*	275,253
3,236	Noble Energy, Inc.	116,787
853	Novatek OJSC GDR	135,712
1,625	Pioneer Natural Resources Co.	307,564
6,403	Plains GP Holdings L.P. Class A	155,529
13,017	ProPetro Holding Corp.*	213,999
37,685	Raging River Exploration, Inc.*	159,332
20,339	Rosneft Oil Co. PJSC GDR	134,358
7,883	Select Energy Services, Inc. Class A*	120,452
14,687	SRC Energy, Inc.*	166,257

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

9,012	Targa Resources Corp.	$460,243
3,651	Vermilion Energy, Inc.(2)	125,681
2,358	Viper Energy Partners L.P.	75,409
18,722	WPX Energy, Inc.*	351,412

		7,579,039

	Food & Staples Retailing - 0.4%
16,200	Atacadao Distribuicao Comercio e Industria Ltda	67,505
3,000	Cia Brasileira de Distribuicao	66,462
1,600	Laobaixing Pharmacy Chain JSC Class A	16,876
900	Raia Drogasil S.A.	17,831
37,000	Sun Art Retail Group Ltd.	47,298
11,500	Wal-Mart de Mexico S.A.B. de C.V.	33,573
824	Walgreens Boots Alliance, Inc.	55,719
222	Zur Rose Group AG*	27,966

		333,230

	Food, Beverage & Tobacco - 1.2%
13,200	Ambev S.A. ADR	67,848
6,000	Angel Yeast Co., Ltd. Class A	31,232
4,269	Asahi Group Holdings Ltd.	207,494
11,500	China Mengniu Dairy Co., Ltd.*	35,688
7,685	China Resources Beer Holdings Co., Ltd.	34,629
19,500	Dali Foods Group Co. Ltd.(1)	16,349
9,356	Japan Tobacco, Inc.	266,269
401	Maeil Dairies Co., Ltd.	29,182
30,600	Marfrig Global Foods S.A.*	66,853
283	Orion Corp/Republic of Korea	33,775
92	Ottogi Corp.	72,603
4,200	Sichuan Swellfun Co., Ltd. Class A	33,915
6,000	Tsingtao Brewery Co., Ltd. Class H	32,130
13,000	Uni-President Enterprises Corp.	34,388
20,000	WH Group Ltd.(1)	16,102
5,100	Yantai Changyu Pioneer Wine Co., Ltd.	32,162

		1,010,619

	Health Care Equipment & Services - 5.4%
4,144	Abbott Laboratories	271,598
1,639	Acadia Healthcare Co., Inc.*	64,708
293	Aetna, Inc.	55,198
730	Anthem, Inc.	184,690
1,244	Asahi Intecc Co., Ltd.	47,592
903	athenahealth, Inc.*	136,091
932	Baxter International, Inc.	67,523
13,920	Boston Scientific Corp.*	467,851
1,564	Cardinal Health, Inc.	78,122
494	Centene Corp.*	64,383
811	Cerner Corp.*	50,347
568	Cigna Corp.	101,911
3,023	CYBERDYNE, Inc.*	35,632
1,994	Danaher Corp.	204,544
460	Dentium Co., Ltd.	37,520
1,046	Edwards Lifesciences Corp.*	149,003
767	Essilor International Cie Generale d’Optique S.A.	113,028
1,439	HCA Healthcare, Inc.	178,767
3,145	HMS Holdings Corp.*	75,260
232	Humana, Inc.	72,890
1,399	Koninklijke Philips N.V.	61,415
670	LifePoint Health, Inc.*	43,416
1,489	McKesson Corp.	187,018
5,452	Medtronic plc	491,934
401	Molina Healthcare, Inc.*	41,740
713	NuVasive, Inc.*	41,390
1,645	OraSure Technologies, Inc.*	27,619
400	Siemens Healthineers AG*(1)	17,819
6,781	Smith & Nephew plc	117,407
1,643	Stryker Corp.	268,220

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

2,595	UnitedHealth Group, Inc.	$657,106
595	WellCare Health Plans, Inc.*	159,115
500	Zimmer Biomet Holdings, Inc.	62,760

		4,633,617

	Household & Personal Products - 0.1%
138	Cosmax, Inc.	16,819
28	LG Household & Health Care Ltd.	30,322

		47,141

	Insurance - 1.4%
11,700	AIA Group Ltd.	102,417
66,000	China Life Insurance Co., Ltd.	69,913
2,800	IRB Brasil Resseguros S.A.	39,837
6,191	MS&AD Insurance Group Holdings, Inc.	189,628
2,745	Ping An Insurance Group Co. of China Ltd. Class H	25,554
5,200	Porto Seguro S.A.	68,718
11,151	Sony Financial Holdings, Inc.	214,283
8,520	T&D Holdings, Inc.	127,306
6,769	Tokio Marine Holdings, Inc.	322,041

		1,159,697

	Materials - 2.5%
7,444	ADEKA Corp.	125,996
156,000	Aluminum Corp. of China Ltd. Class H*	71,136
32,000	Angang Steel Co., Ltd. Class H	34,077
10,955	Anhui Conch Cement Co., Ltd. Class H	70,454
141,000	China Molybdenum Co., Ltd. Class H	72,225
58,000	China Resources Cement Holdings Ltd.	66,307
18,279	Daicel Corp.	201,388
5,615	Eugene Corp.	34,190
18,000	Formosa Chemicals & Fibre Corp.	71,012
2,924	Fujimi, Inc.	72,983
3,535	Hanwha Chemical Corp.	67,043
1,223	Huchems Fine Chemical Corp.	34,669
1,512	Hyundai Steel Co.	72,871
28,000	Jiangxi Copper Co., Ltd. Class H	35,424
9,259	JSR Corp.	178,030
977	Kumho Petrochemical Co., Ltd.	99,020
30,935	Lee & Man Paper Manufacturing Ltd.	30,142
210	LG Chem Ltd.	70,628
609	Mondi Ltd.	16,687
27,000	Nine Dragons Paper Holdings Ltd.	33,489
373	OCI Co., Ltd.	32,944
1,675	POSCO Chemtech Co., Ltd.	74,142
20,600	Rongsheng Petro Chemical Co., Ltd. Class A	35,281
1,613	Sanyo Chemical Industries Ltd.	74,708
60,000	Shougang Fushan Resources Group Ltd.	14,510
1,493	SKCKOLONPI, Inc.	68,356
7,180	Ssangyong Cement Industrial Co., Ltd.	33,761
6,950	Vale S.A. ADR	101,887
4,797	Yamato Kogyo Co., Ltd.	149,600
5,900	Zhejiang Huayou Cobalt Co., Ltd. Class A	59,806

		2,102,766

	Media - 5.4%
2,053	CBS Corp. Class B	108,132
1,008	Charter Communications, Inc. Class A*	307,017
2,451	Cinemark Holdings, Inc.	88,040
32,796	Comcast Corp. Class A	1,173,441
3,180	Dentsu, Inc.	133,531
5,800	Interpublic Group of Cos., Inc.	130,790
66,682	ITE Group plc	72,644
3,431	JCDecaux S.A.	112,141
2,672	Liberty Global plc Class C*	72,518
3,636	Liberty Media Corp-Liberty Formula One Class C*	128,169
4,509	New York Times Co. Class A	111,823

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

13,062	Nippon Television Holdings, Inc.	$210,306
1,679	Omnicom Group, Inc.	115,566
2,386	Publicis Groupe S.A.(2)	152,266
28,489	Tarsus Group plc	115,171
10,585	Television Francaise S.A.	114,864
9,957	Twenty-First Century Fox, Inc. Class A	448,065
5,048	Viacom, Inc. Class B	146,644
4,000	Visual China Group Co., Ltd. Class A	16,019
7,224	Walt Disney Co.	820,357

		4,577,504

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
4,467	Alkermes plc*	195,878
2,412	Allergan plc	444,025
1,044	Alnylam Pharmaceuticals, Inc.*	99,180
2,302	Arena Pharmaceuticals, Inc.*	88,834
11,258	AstraZeneca plc ADR	440,526
482	Biogen, Inc.*	161,166
10,798	Bristol-Myers Squibb Co.	634,383
1,292	Celgene Corp.*	116,396
1,345	Chugai Pharmaceutical Co., Ltd.	68,414
98	Daewoong Pharmaceutical Co., Ltd.	16,075
3,999	Eisai Co., Ltd.	344,283
5,380	Eli Lilly & Co.	531,598
584	Genmab A/S*	100,061
1,924	Global Blood Therapeutics, Inc.*	80,423
1,072	Heron Therapeutics, Inc.*	40,146
1,151	Hikma Pharmaceuticals plc	24,768
2,119	Incyte Corp.*	140,998
5,120	Ironwood Pharmaceuticals, Inc.*	98,714
2,094	Johnson & Johnson	277,497
3,380	Medicines Co.*	134,287
5,114	Mylan N.V.*	190,803
5,282	Novartis AG	443,274
13,120	Ono Pharmaceutical Co., Ltd.	310,016
633	Portola Pharmaceuticals, Inc.*	22,661
710	Regeneron Pharmaceuticals, Inc.*	261,287
894	Roche Holding AG	219,608
2,869	Seattle Genetics, Inc.*	201,978
2,075	Shionogi & Co., Ltd.	113,259
25,815	Sino Biopharmaceutical Ltd.	35,357
1,148	Syneos Health, Inc.*	56,568
2,110	Takeda Pharmaceutical Co., Ltd.	89,090
12	Tecan Group AG	3,045
3,989	Teva Pharmaceutical Industries Ltd. ADR	95,497
1,621	Thermo Fisher Scientific, Inc.	380,173
1,837	UCB S.A.	157,935
1,389	Ultragenyx Pharmaceutical, Inc.*	109,884
1,084	Vertex Pharmaceuticals, Inc.*	189,754
1,319	Zealand Pharma A/S ADR*	18,941

		6,936,782

	Real Estate - 0.7%
9,000	China Resources Land Ltd.	33,000
50,000	CIFI Holdings Group Co., Ltd.	32,664
270	Daito Trust Construction Co., Ltd.	45,243
72,000	Future Land Development Holdings Ltd.*	64,950
1,900	Iguatemi Empresa de Shopping Centers S.A.	17,039
219	LaSalle Logiport REIT	215,952
11,500	Longfor Group Holdings Ltd.	32,444
3,300	Multiplan Empreendimentos Imobiliarios S.A.	17,655
5,840	Outfront Media, Inc. REIT	124,100
24,600	SM Prime Holdings, Inc.	17,513

		600,560

	Retailing - 1.6%
361	Amazon.com, Inc.*	641,656

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

4,500	B2W Cia Digital*	$33,750
25	Booking Holdings, Inc.*	50,718
3,700	Canon Marketing Japan, Inc.	77,636
494	CJ ENM Co., Ltd.	102,662
513	LOTTE Himart Co., Ltd.	35,429
10,254	Marui Group Co., Ltd.	203,738
6,770	Nishimatsuya Chain Co., Ltd.	73,124
894	Shimamura Co., Ltd.	83,657
1,115	Start Today Co., Ltd.	44,847
1,664	Yume No Machi Souzou Iinkai Co., Ltd.	38,213

		1,385,430

	Semiconductors & Semiconductor Equipment - 5.6%
13,315	Advanced Micro Devices, Inc.*	244,064
681	ams AG*	48,994
6,694	ASM Pacific Technology Ltd.	80,553
799	ASML Holding N.V.	171,024
2,904	ASPEED Technology, Inc.	77,019
1,967	Broadcom, Inc.	436,222
497	Disco Corp.	84,844
1,546	Ferrotec Holdings Corp.	23,111
10,862	FormFactor, Inc.*	140,663
180,000	GCL-Poly Energy Holdings Ltd.*	15,871
2,119	Global Unichip Corp.	23,039
12,143	Globalwafers Co., Ltd.	205,560
4,894	Integrated Device Technology, Inc.*	168,500
3,439	Inter Action Corp.	53,422
572	KLA-Tencor Corp.	67,164
452	Koh Young Technology, Inc.	44,097
3,093	Kulicke & Soffa Industries, Inc.	81,531
3,982	Land Mark Optoelectronics Corp.	35,533
700	Lasertec Corp.	20,752
9,927	Marvell Technology Group Ltd.	211,544
1,764	Microchip Technology, Inc.	164,811
2,251	Micron Technology, Inc.*	118,830
22,177	Nanya Technology Corp.	57,057
1,401	NVIDIA Corp.	343,049
23,578	Pan Jit International, Inc.*	36,331
4,063	QUALCOMM, Inc.	260,398
668	Rohm Co., Ltd.	56,936
853	SCREEN Holdings Co., Ltd.	62,232
2,388	Silergy Corp.	54,927
41,661	Sino-American Silicon Products, Inc.*	143,475
3,332	SK Hynix, Inc.	257,532
43,195	Taiwan Semiconductor Manufacturing Co., Ltd.	345,375
2,044	Tazmo Co., Ltd.	28,917
4,628	Teradyne, Inc.	200,161
1,023	Tokyo Electron Ltd.	179,332
2,087	Tokyo Seimitsu Co., Ltd.	70,844
34,535	UMS Holdings Ltd.	20,804
111,000	United Microelectronics Corp.	63,567
10,630	Vanguard International Semiconductor Corp.	27,182
3,639	Win Semiconductors Corp.	17,624

		4,742,891

	Software & Services - 7.7%
4,500	Aisino Corp. Class A	17,998
2,946	Alibaba Group Holding Ltd. ADR*	551,580
392	Alliance Data Systems Corp.	88,153
431	Alphabet, Inc. Class A*	528,932
250	Baidu, Inc. ADR*	61,795
485	Baozun, Inc. ADR*(2)	28,057
12,900	Beijing Shiji Information Technology Co., Ltd. Class A	62,184
256	Cafe24 Corp.*	36,735
6,443	DeNA Co., Ltd.	121,519
748	Douzone Bizon Co., Ltd.	36,296
1,917	DTS Corp.	72,931

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

371	Electronic Arts, Inc.*	$47,766
1,767	Facebook, Inc. Class A*	304,949
920	FleetCor Technologies, Inc.*	199,640
1,220	Global Payments, Inc.	137,335
7,800	Glodon Co., Ltd. Class A	31,551
645	GMO Payment Gateway, Inc.	72,682
2,016	GoDaddy, Inc. Class A*	148,418
2,086	Guidewire Software, Inc.*	179,813
3,700	Infosys Ltd. ADR	74,666
2,967	Microsoft Corp.	314,739
172	NCSoft Corp.	59,375
18,176	Nexon Co., Ltd.*	261,892
456	Nintendo Co., Ltd.	154,213
2,343	NSD Co., Ltd.	50,388
3,326	PayPal Holdings, Inc.*	273,198
187	PKSHA Technology, Inc.*	21,059
2,102	salesforce.com, Inc.*	288,289
1,121	ServiceNow, Inc.*	197,251
1,094	Spotify Technology S.A.*	200,016
16,398	Tencent Holdings Ltd.	746,345
568	Total System Services, Inc.	51,995
22,075	TravelSky Technology Ltd. Class H	62,926
2,410	Visa, Inc. Class A	329,543
544	WEX, Inc.*	103,262
1,999	Workday, Inc. Class A*	247,916
1,230	Xero Ltd.*	39,191
31,200	Yahoo Japan Corp.	118,703
5,650	Yandex N.V. Class A*	203,174

		6,526,475

	Technology Hardware & Equipment - 5.4%
10,702	AAC Technologies Holdings, Inc.	137,533
78,000	Acer, Inc.*	63,925
1,550	Apple, Inc.	294,950
5,100	AVIC Jonhon OptronicTechnology Co., Ltd. Class A	31,480
9,831	Catcher Technology Co., Ltd.	121,094
32,269	Chroma ATE, Inc.	182,097
1,593	CommScope Holding Co., Inc.*	51,151
2,198	Cray, Inc.*	54,840
2,500	Dawning Information Industry Co., Ltd. Class A	18,401
4,365	Ennoconn Corp.	54,129
2,331	Enplas Corp.	65,814
3,012	Fabrinet*	117,829
24,279	Flex Ltd.*	338,935
18,037	Getac Technology Corp.	27,549
20,554	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	104,406
3,855	Hitachi High-Technologies Corp.	157,439
15,437	Hytera Communications Corp. Ltd. Class A	21,655
1,387	HyVision System, Inc.	19,704
3,185	II-VI, Inc.*	124,852
131,301	Inari Amertron Bhd	79,298
4,800	Inspur Electronic Information Industry Co., Ltd. Class A	17,792
275	IPG Photonics Corp.*	45,111
1,141	Itron, Inc.*	69,829
415	Keyence Corp.	219,522
4,557	Kingpak Technology, Inc.	28,064
3,547	Kyocera Corp.	206,436
704	L&F Co., Ltd.	32,232
424	Largan Precision Co., Ltd.	71,396
3,344	Maxell Holdings Ltd.	55,167
2,160	Motorola Solutions, Inc.	262,008
1,998	NetApp, Inc.	154,885
1,690	Quantenna Communications, Inc.*	26,922
353	Samsung Electro-Mechanics Co., Ltd.	48,591
8,682	Samsung Electronics Co., Ltd.	360,392
173	Samsung SDI Co., Ltd.	35,544

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	17,967	Sunny Optical Technology Group Co., Ltd.	$298,011
	1,369	Taiyo Yuden Co., Ltd.	40,944
	820	TDK Corp.	87,852
	285,982	Tongda Group Holdings Ltd.	57,683
	2,783	Venture Corp. Ltd.	34,221
	12,154	Walsin Technology Corp.	138,416
	4,774	Yageo Corp.	122,200
	834	Zebra Technologies Corp. Class A*	115,034

			4,595,333

		Telecommunication Services - 1.1%
	3,000	China Mobile Ltd. ADR	136,290
	9,230	KDDI Corp.	256,934
	9,646	Nippon Telegraph & Telephone Corp.	446,162
	2,086	Verizon Communications, Inc.	107,721

			947,107

		Transportation - 0.4%
	34,000	Air China Ltd. Class H	31,401
	5,099	Japan Airlines Co., Ltd.	188,227
	431	Jeju Air Co., Ltd.	16,370
	15,800	Malaysia Airports Holdings Bhd	36,002
	17,000	Rumo S.A.*	67,261
	5,600	Yunda Holding Co., Ltd. Class A	39,063

			378,324

		Utilities - 0.4%
	20,000	China Everbright Greentech Ltd.(1)	20,418
	4,200	China Gas Holdings Ltd.	17,038
	19,000	China Longyuan Power Group Corp. Ltd. Class H	17,697
	18,000	China Resources Gas Group Ltd.	85,432
	19,000	China Yangtze Power Co., Ltd. Class A	46,948
	3,885	ENN Energy Holdings Ltd.	39,502
	44,000	Guangdong Investment Ltd.	75,857
	108,000	Huadian Power International Corp. Ltd. Class H	50,756
	22,000	Huaneng Power International, Inc. Class H	16,574

			370,222

		Total Common Stocks (cost $51,352,693)	$54,884,648

Foreign Government Obligations - 14.2%
		Australia - 1.0%
AUD	1,012,678	Australia Government Bond 3.00%, 09/20/2025(3)(4)	871,292

		Austria - 0.4%
EUR	243,000	Austria Government Bond 3.90%, 07/15/2020(1)(3)	308,492

		Belgium - 0.3%
	215,000	Kingdom of Belgium Government Bond 2.60%, 06/22/2024(1)(3)	287,752

		Canada - 1.1%
CAD	490,000	Canadian Government Bond 3.50%, 12/01/2045	460,446
	458,365	Canadian Government Real Return Bond 4.00%, 12/01/2031(4)	505,158

			965,604

		Denmark - 0.1%
DKK	418,000	Denmark Government Bond 4.50%, 11/15/2039	112,129

		Finland - 0.3%
EUR	200,000	Finland Government Bond 3.38%, 04/15/2020(1)(3)	249,506

		France - 0.9%
	398,016	France Government Bond OAT 1.85%, 07/25/2027(3)(4)	587,104

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	138,000	3.50%, 04/25/2020(3)	$172,619

			759,723

		Germany - 1.5%
	979,743	Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(3)(4)	1,263,288

		Ireland - 0.4%
		Ireland Government Bond
	166,000	4.50%, 04/18/2020	210,596
	94,000	5.40%, 03/13/2025	145,601

			356,197

		Italy - 2.3%
		Italy Buoni Poliennali Del Tesoro
	954,216	3.10%, 09/15/2026(3)(4)	1,268,701
	355,000	4.75%, 08/01/2023(1)(3)	470,685
	141,000	5.00%, 09/01/2040(3)	202,848

			1,942,234

		Japan - 2.0%
JPY	43,350,000	Japan Government Twenty Year Bond 0.60%, 09/20/2037	393,692
	142,841,832	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(4)	1,345,217

			1,738,909

		Netherlands - 0.5%
EUR	212,000	Netherlands Government Bond 4.00%, 01/15/2037(1)(3)	380,882

		Norway - 0.6%
		Norway Government Bond
NOK	2,767,000	3.00%, 03/14/2024(1)(3)	364,696
	1,106,000	3.75%, 05/25/2021(1)(3)	144,858

			509,554

		Spain - 0.5%
EUR	293,000	Spain Government Bond 4.40%, 10/31/2023(1)(3)	412,842

		Sweden - 1.1%
		Sweden Government Bond
SEK	2,105,000	2.50%, 05/12/2025	276,006
	1,055,000	5.00%, 12/01/2020	135,460
	3,766,655	Sweden Inflation Linked Bond 1.00%, 06/01/2025(4)	538,642

			950,108

		United Kingdom - 1.2%
		United Kingdom Gilt
GBP	106,000	3.50%, 01/22/2045(3)	188,967
	84,000	3.75%, 09/07/2021(3)	120,052
	334,433	United Kingdom Gilt Inflation Linked 0.63%, 03/22/2040(3)(4)	693,743

			1,002,762

		Total Foreign Government Obligations (cost $12,279,901)	$12,111,274

Exchange-Traded Funds - 0.1%
		Other Investment Pools & Funds - 0.1%
	5,355	TOPIX Exchange Traded Fund	86,174

		Total Exchange-Traded Funds (cost $84,894)	$86,174

Preferred Stocks - 0.2%
		Materials - 0.1%
	4,700	Braskem S.A. Class A, 2.54%	68,510

		Technology Hardware & Equipment - 0.1%
	3,029	Samsung Electronics Co., Ltd.	103,986

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Total Preferred Stocks (cost $167,788)	$172,496

Warrants - 0.0%
	Energy - 0.0%
5,534	Alta Mesa Resources, Inc. Expires 02/09/2023*	$6,087

	Total Warrants (cost $13,651)	$6,087

	Total Long-Term Investments (cost $63,898,927)	$67,260,679

Short-Term Investments - 18.9%
	Other Investment Pools & Funds - 15.5%
13,226,050	Fidelity Institutional Government Fund, Institutional Class, 1.79%(5)	13,226,050

	Securities Lending Collateral - 0.7%
28,750	Citibank NA DDCA, 1.91%, 08/01/2018(5)	28,750
295,573	Goldman Sachs Financial Sq, Government Institutional Fund, 1.81%(5)	295,573
118,397	Invesco Government & Agency Portfolio, 1.81%(5)	118,397
61,030	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(5)	61,030
71,250	Western Asset Institutional Government Class A Fund, 1.76%(5)	71,250

		575,000

	U.S. Treasury Bill - 2.7%
$ 2,315,000	U.S. Treasury Bills 1.88%, 09/27/2018	2,308,102

	Total Short-Term Investments (cost $16,109,152)	$16,109,152

Total Investments Excluding Purchased Options (cost $80,008,079)	97.9%	$83,369,831
Total Purchased Options (cost $867,245)	0.3%	$276,144

Total Investments (cost $80,875,324)	98.2%	$83,645,975
Other Assets and Liabilities	1.8%	1,502,463

Total Net Assets	100.0%	$85,148,438

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $2,808,842, which represented 3.3% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(3)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $7,988,327, which represented 9.4% of total net assets.

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(5)	Current yield as of period end.

OTC Option Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/JPY Put(1)	BOA	125.00 JPY per USD	01/15/19	11,729,040	USD	11,729,040	$3,613	$294,106	$(290,493)

Total purchased option contracts						11,729,040	$3,613	$294,106	$(290,493)

Written option contracts:
Calls
iPath S&P 500 VIX	MLI	80.00 USD	09/21/18	(752)	USD	(752)	$(153)	$(2,634)	$2,481
USD Call/JPY Put	BOA	145.00 JPY per USD	01/15/19	(11,729,040)	USD	(11,729,040)	(94)	(89,727)	89,633

Total Calls						(11,729,792)	$(247)	$(92,361)	$92,114

Written option contracts:
Puts
Consumer Staples Select Sector SPDR Fund	MSC	48.00 USD	09/21/18	(1,637)	USD	(1,637)	$(119)	$(982)	$863
Health Care Select Sector SPDR Fund	GSC	82.00 USD	10/19/18	(951)	USD	(951)	(566)	(827)	261
Nikkei 225 Index	MSC	21,000.00 JPY	08/10/18	(404)	JPY	(404)	(28)	(1,016)	988
S&P 500 Index	MSC	2,500.00 USD	08/31/18	(30)	USD	(30)	(61)	(777)	716
S&P 500 Index	BOA	2,500.00 USD	08/31/18	(30)	USD	(30)	(61)	(899)	838
S&P 500 Index	MSC	2,600.00 USD	09/21/18	(30)	USD	(30)	(265)	(834)	569
S&P 500 Index	GSC	2,550.00 USD	09/28/18	(30)	USD	(30)	(243)	(1,017)	774
S&P 500 Index	MSC	2,650.00 USD	10/19/18	(29)	USD	(29)	(599)	(789)	190
S&P 500 Index	GSC	2,650.00 USD	10/31/18	(29)	USD	(29)	(714)	(823)	109
SPDR S&P Homebuilders ETF	GSC	37.00 USD	09/21/18	(2,054)	USD	(2,054)	(602)	(1,089)	487

Total Puts						(5,224)	$(3,258)	$(9,053)	$5,795

Total written option contracts						(11,735,016)	$(3,505)	$(101,414)	$97,909

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $3,613, which represented 0.0% of total net assets.

		OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Puts
3 Month USD LIBOR Interest Rate Swap Expiring 04/04/34(1)	GSC	4.88%	Pay	04/02/24	USD	8,450,000	8,450,000	$107,155	$147,875	$(40,720)
3 Month USD LIBOR Interest Rate Swap Expiring 04/08/51(1)	DEUT	5.17%	Pay	04/06/21	USD	3,010,000	3,010,000	13,953	29,799	(15,846)
3 Month USD LIBOR Interest Rate Swap Expiring 04/08/51(1)	BOA	5.17%	Pay	04/06/21	USD	3,365,000	3,365,000	15,598	33,313	(17,715)
6 Month EUR EURIBOR Interest Rate Swap Expiring 04/10/54(1)	GSC	3.92%	Pay	04/08/24	EUR	1,100,000	1,100,000	13,975	33,426	(19,451)
6 Month EUR EURIBOR Interest Rate Swap Expiring 04/10/54(1)	MSC	3.92%	Pay	04/08/24	EUR	3,625,000	3,625,000	46,053	110,696	(64,643)

Total Puts							$19,550,000	$196,734	$355,109	$(158,375)

Total purchased swaption contracts							19,550,000	$196,734	$355,109	$(158,375)

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $196,734, which represented 0.2% of total net assets.

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Exchange-Traded Option Contracts Outstanding at July 31, 2018
Description	Exercise Price/FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
S&P 500 Index	2,850.00	USD	09/21/18	21	USD	2,100	$54,180	$65,164	$(10,984)
S&P 500 Index	3,025.00	USD	09/21/18	37	USD	3,700	3,607	58,942	(55,335)
S&P 500 Index	3,300.00	USD	03/15/19	83	USD	8,300	17,430	92,633	(75,203)

Total Calls						14,100	$75,217	$216,739	$(141,522)

Puts
iPath S&P 500 VIX Short-Term	5.00	USD	01/18/19	29	USD	2,900	$580	$1,291	$(711)

Total purchased option contracts						17,000	$75,797	$218,030	$(142,233)

Written option contracts:
Puts
S&P 500 Index	2,375.00	USD	09/21/18	(10)	USD	(1,000)	$(3,400)	$(54,970)	$51,570
S&P 500 Index	2,500.00	USD	09/21/18	(9)	USD	(900)	(5,265)	(47,313)	42,048

Total Puts						(1,900)	$(8,665)	$(102,283)	$93,618

Total written option contracts						(1,900)	$(8,665)	$(102,283)	$93,618

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
90-Day Euro Future	97	03/18/2019	$23,563,725	$(22,774)
Amsterdam Index Future	6	08/17/2018	801,379	13,875
Australian 10-Year Bond Future	13	09/17/2018	1,247,944	(5,423)
Australian 3-Year Bond Future	58	09/17/2018	4,793,924	(6,366)
BIST 30 Index Future	30	08/31/2018	73,789	738
CAC40 10 Euro Future	19	08/17/2018	1,224,192	14,739
Canadian Dollar Future	44	09/18/2018	3,387,780	53,386
Canadian Government 10-Year Bond Future	116	09/19/2018	12,017,773	17,313
DAX Index Future	1	09/21/2018	374,616	144
E-Mini Russell 2000	5	09/21/2018	418,100	(648)
Euro BUXL 30-Year Bond Future	20	09/06/2018	4,106,757	35,963
Euro STOXX 50 Dividend Future	79	12/21/2018	1,162,123	13,403
Euro STOXX 50 Dividend Future	143	12/20/2019	2,073,491	(34,898)
Euro-BOBL Future	18	09/06/2018	2,770,167	(2,515)
Euro-Bund Future	12	09/06/2018	2,267,323	(1,397)
Euro-OAT Future	3	09/06/2018	539,292	2,732
Euro-Schatz Future	54	09/06/2018	7,066,230	(7,415)
FTSE 100 Future Index	9	09/21/2018	909,951	8,136
FTSE/MIB Index Future	2	09/21/2018	259,432	1,937

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Hang Seng China Enterprises Index Future	5	08/30/2018	$350,520	$(40)
Hang Seng Index Future	1	08/30/2018	181,105	(1,501)
Japanese Yen Future	26	09/17/2018	2,915,250	(46,559)
Long Gilt Future	26	09/26/2018	4,186,613	4,453
MSCI Emerging Market Index Future	10	09/21/2018	548,150	(14,894)
MSCI Taiwan Index Future	6	08/30/2018	244,680	1,422
Mini-10-Year JGB Future	5	09/11/2018	673,210	(597)
NASDAQ 100 E-Mini Future	2	09/21/2018	289,790	2,399
Nikkei 225 Index Future	5	09/13/2018	1,006,126	6,041
S&P 500 (E-Mini) Future	25	09/21/2018	3,521,375	51,468
S&P MID 400 EMini Index Future	6	09/21/2018	1,191,600	(5,425)
S&P TSX 60 Index Future	7	09/20/2018	1,052,973	22,078
SGX NIifty 50 Index	4	08/30/2018	91,016	2,185
SPI 200 Future	12	09/20/2018	1,385,899	25,309
U.S. Treasury 2-Year Note Future	83	09/28/2018	17,544,125	(2,058)
U.S. Treasury 5-Year Note Future	153	09/28/2018	17,308,125	(37,878)
U.S. Treasury Long Bond Future	36	09/19/2018	5,146,875	21,517
U.S. Treasury Ultra Bond Future	7	09/19/2018	1,098,344	(9,857)

Total				$98,993

Short position contracts:
90-Day Euro Future	97	03/16/2020	$23,505,525	$19,251
Australian Dollar Future	16	09/17/2018	1,190,240	(1,662)
British Pound Future	32	09/17/2018	2,630,000	35,128
CBOE VIX Future	2	09/19/2018	30,050	(285)
Euro FX Future	13	09/17/2018	1,907,344	908
Euro STOXX 50 Dividend Future	6	12/18/2020	90,438	(3,703)
Euro STOXX 50 Dividend Future	12	12/17/2021	176,806	(7,831)
Euro STOXX 50 Future	10	09/21/2018	412,196	(9,292)
FTSE-China A50 Future	40	08/30/2018	470,300	(2,517)
FTSE/JSE Top 40 Future Index	19	09/20/2018	740,982	(15,489)
IBEX 35 Index Future	2	08/17/2018	230,984	(4,914)
Japan 10-Year Bond Future	4	09/12/2018	5,390,690	(1,277)
KOSPI 200 Index Future	4	09/13/2018	266,348	13,080
Long Gilt Future	11	09/26/2018	1,771,259	(14,454)
Swiss Franc Future	11	09/17/2018	1,394,250	(9,650)
TOPIX Index Future	42	09/13/2018	6,565,845	59,293
U.S. Treasury 10-Year Note Future	127	09/19/2018	15,166,578	9,589

Total				$66,175

Total futures contracts				$165,168

OTC Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ITRAXX.SEN.FIN.29.V1	BNP	EUR	310,000	(1.00%)	06/20/23	Quarterly	$—	$(3,212)	$(4,917)	$(1,705)
ITRAXX.SEN.FIN.29.V1	MSC	EUR	160,000	(1.00%)	06/20/23	Quarterly	—	(1,889)	(2,540)	(651)
ITRAXX.SEN.FIN.29.V1	GSC	EUR	330,000	(1.00%)	06/20/23	Quarterly	—	(4,344)	(5,236)	(892)
ITRAXX.SEN.FIN.29.V1	CBK	EUR	630,000	(1.00%)	06/20/23	Quarterly	—	(6,649)	(9,996)	(3,347)

Total							$—	$(16,094)	$(22,689)	$(6,595)

Sell protection:
ITRAXX.SEN.FIN.29.V1	BNP	EUR	1,390,000	1.00%	06/20/23	Quarterly	$8,893	$—	$22,054	$13,161
ITRAXX.SEN.FIN.29.V1	BNP	EUR	310,000	1.00%	06/20/23	Quarterly	2,999	—	4,919	1,920
ITRAXX.SEN.FIN.29.V1	MSC	EUR	240,000	1.00%	06/20/23	Quarterly	2,688	—	3,809	1,121
ITRAXX.SEN.FIN.29.V1	MSC	EUR	100,000	1.00%	06/20/23	Quarterly	1,238	—	1,587	349

Total							$15,818	$—	$32,369	$16,551

Total traded indices							$15,818	$(16,094)	$9,680	$9,956

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	BCLY	USD	355,000	1.00	%/—	06/20/23	Quarterly	$—	$(31,885)	$(32,521)	$(636)
Republic of Turkey	BCLY	USD	620,000	1.00	%/—	06/20/23	Quarterly	—	(51,555)	(56,797)	(5,242)
United Mexican States	MSC	USD	580,000	1.00	%/—	06/20/23	Quarterly	—	(7,709)	(2,852)	4,857

Total								$—	$(91,149)	$(92,170)	$(1,021)

Total single-name issues								$—	$(91,149)	$(92,170)	$(1,021)

Total OTC contracts								$15,818	$(107,243)	$(82,490)	$8,935

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.29.V1	USD 1,605,000	(1.00%)	06/20/23	Quarterly	$51,714	$45,054	$(6,660)
ITRAXX.EUR.29.V1	EUR 185,000	(1.00%)	06/20/23	Quarterly	(3,907)	(4,335)	(428)

Total					$47,807	$40,719	$(7,088)

Credit default swaps on indices:
Sell protection:
CDX.EM.29.V1	USD 1,114,338	1.00%	06/20/23	Quarterly	$(28,478)	$(31,281)	$(2,803)
CDX.NA.HY.30.V1	USD 5,480,000	5.00%	06/20/23	Quarterly	327,103	404,243	77,140
CDX.NA.IG.30.V1	USD 6,085,000	1.00%	06/20/23	Quarterly	95,550	120,016	24,466
ITRAXX.EUR.29.V1	EUR 3,700,000	1.00%	06/20/23	Quarterly	73,862	86,575	12,713
ITRAXX.EUR.29.V1	EUR 1,230,000	5.00%	06/20/23	Quarterly	116,047	144,056	28,009

Total					$584,084	$723,609	$139,525

Total					$631,891	$764,328	$132,437

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2018
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Agile Group Holdings Ltd.	GSC	HKD	778,675	1.00%	07/31/19	Monthly	$ —	$ —	$ —	$ —
Agile Group Holdings Ltd.	GSC	HKD	263,447	1.00%	07/31/19	Monthly	—	—	(391)	(391)
Amorepacific Corp.	MSC	USD	64,564	1.00%	07/31/19	Monthly	—	—	(328)	(328)
Autohome, Inc.	GSC	USD	125,195	1.00%	07/31/19	Monthly	—	—	—	—
Banco Bradesco S.A.	MSC	USD	66,428	1.00%	07/31/19	Monthly	—	—	(224)	(224)
Baozun, Inc.	GSC	USD	66,007	1.00%	06/28/19	Monthly	—	—	—	—
Barclays Volscore Delta Hedged	BCLY	USD	806,880	—	04/18/19	Monthly	—	—	1,638	1,638
Brilliance China Automotive Holdings Ltd.	GSC	HKD	344,596	1.00%	06/28/19	Monthly	—	—	—	—
Brilliance China Automotive Holdings Ltd.	GSC	HKD	140,964	1.00%	07/31/19	Monthly	—	—	—	—
BXIIMPUE Barclays Index	BCLY	USD	1,973,582	(1.00%)	06/28/19	Monthly	—	—	403	403
China Evergrande Group	GSC	HKD	1,070,095	1.00%	05/31/19	Monthly	—	—	—	—
China Jinmao Holdings Group	GSC	HKD	188,382	1.00%	07/31/19	Monthly	—	—	248	248
China Jinmao Holdings Group	GSC	HKD	497,796	1.00%	07/31/19	Monthly	—	—	—	—
China Lodging Group Ltd.	GSC	USD	58,975	1.00%	06/28/19	Monthly	—	—	—	—
China Lodging Group Ltd.	GSC	USD	68,977	1.00%	07/31/19	Monthly	—	—	—	—
Citi Mergers & Acquisitions US Index	CBK	USD	2,320,911	(1.00%)	09/28/18	Monthly	—	—	2,221	2,221
Credit Suisse Merger Arbitrage Liquid Excess Net	CSFB	USD	2,435,165	(0.30%)	09/28/18	Monthly	—	(60)	284	344
DB Bank Custom Volatility Port	DEUT	USD	3,214,923	(1.00%)	04/30/19	Monthly	—	—	(5)	(5)
DBGVR5US	DEUT	USD	51,407	—	04/30/19	Monthly	—	—	(87)	(87)
DBGVR5US	DEUT	USD	33,612	(1.00%)	06/28/19	Monthly	—	—	(83)	(83)
Galaxy Entertainment Group Ltd.	JPM	HKD	527,461	1.00%	07/31/19	Monthly	—	—	—	—
Geely Automobile Holdings Ltd.	GSC	HKD	956,719	1.00%	06/28/19	Monthly	—	—	—	—
Gerdau S.A.	CBK	USD	156,064	1.00%	05/31/19	Monthly	—	—	—	—
Goldman Sachs Dynamic Gamma US Index	GSC	USD	14,132	(1.00%)	05/31/19	Monthly	—	—	(881)	(881)
Goldman Sachs Volatility Carry Series 71	GSC	USD	84,665	(1.00%)	05/31/19	Monthly	—	—	(218)	(218)
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	3,046	1.00%	02/28/19	Monthly	—	—	—	—
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	7,724	1.00%	02/28/19	Monthly	—	—	—	—
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	2,920	1.00%	04/30/19	Monthly	—	—	—	—
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	8,038	1.00%	06/28/19	Monthly	—	—	—	—
iQIYI, Inc.	GSC	USD	123,981	1.00%	06/28/19	Monthly	—	—	—	—
Itau Unibanco Holdings S.A.	DEUT	USD	134,174	1.00%	07/31/19	Monthly	—	—	—	—
J.P Morgan US QES Momentum Index *	JPM	USD	1,762,501	(0.25%)	02/28/19	Monthly	—	—	(305)	(305)
JD.com, Inc.	GSC	USD	127,267	1.00%	06/28/19	Monthly	—	—	—	—
JPM US Volatility QES Short	JPM	USD	418,790	(0.25%)	02/28/19	Monthly	—	—	(83)	(83)
Kumba Iron Ore Ltd.	MSC	ZAR	997,135	1.00%	06/28/19	Monthly	—	—	—	—
Localiza Rent a Car S.A.	MSC	USD	133,510	1.00%	07/31/19	Monthly	—	—	—	—
Lojas Americanas S.A.	MSC	USD	145,497	1.00%	06/28/19	Monthly	—	—	(142)	(142)
Magazine Luiza S.A.	MSC	USD	178,236	1.00%	06/28/19	Monthly	—	—	(174)	(174)
MSCI AC Asia Pacific Index	BNP	USD	7,070,700	1.00%	06/28/19	Monthly	—	—	—	—
MSCI China Consumer Discretionary Index	BCLY	HKD	2,210,471	1.00%	04/30/19	Monthly	—	—	—	—

Hartford Real Total Return Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

MSCI China Health Care Index	BCLY	HKD	746,123	1.00%	03/29/19	Monthly	$—	$—	$—	$—
MSCI China Health Care Index	BCLY	HKD	2,681,570	1.00%	03/29/19	Monthly	—	—	—	—
MSCI Daily Brazil Net Total Return Index	GSC	USD	84,584	1.00%	02/28/19	Monthly	—	—	1	1
MSCI Daily Emerging Markets	GSC	USD	364,298	1.00%	06/28/19	Monthly	—	—	4,123	4,123
MSCI Korea Finance Index	BCLY	USD	283,581	1.00%	03/29/19	Monthly	—	—	5	5
MSCI Korea Health Care Index	BCLY	USD	339,865	1.00%	07/31/19	Monthly	—	—	12,739	12,739
MSCI Korea Health Care Index	BCLY	USD	191,672	1.00%	07/31/19	Monthly	—	—	7,184	7,184
MSCI Korea Information Technology Index	BCLY	USD	180,608	1.00%	05/31/19	Monthly	—	—	(418)	(418)
MSCI Korea Information Technology Index	BCLY	USD	343,155	1.00%	07/31/19	Monthly	—	—	(794)	(794)
MSCI US Health Care Index	GSC	USD	10,652,446	1.00%	04/30/19	Monthly	—	—	—	—
MSCI US Health Care Index	GSC	USD	1,055,503	1.00%	06/28/19	Monthly	—	—	—	—
MSCI World Media Total Return	GSC	USD	5,336,627	1.00%	06/28/19	Monthly	—	—	51,291	51,291
MSUSDSP5	MSC	USD	1,336,158	(1.00%)	07/31/19	Monthly	—	—	—	$—
MSUSMSDS	MSC	USD	1,753,592	(0.70%)	09/28/18	Monthly	—	—	(2,855)	(2,855)
NCSoft Corp.	MSC	USD	146,460	1.00%	06/28/19	Monthly	—	—	(744)	(744)
NetEase, Inc.	MSC	USD	148,608	1.00%	05/31/19	Monthly	—	—	—	—
Netmarble Games Corp.	BOA	USD	39,656	1.00%	06/28/19	Monthly	—	—	(201)	(201)
Netmarble Games Corp.	BOA	USD	89,517	1.00%	06/28/19	Monthly	—	—	(454)	(454)
Pagseguro Digital Ltd.	GSC	USD	59,682	1.00%	06/28/19	Monthly	—	—	—	—
Petroleo Brasileiro S.A.	GSC	USD	132,812	1.00%	07/31/19	Monthly	—	—	(1,121)	(1,121)
PowerShares DB Agriculture Fund	BOA	USD	3,844,224	(1.00%)	06/28/19	Monthly	—	—	—	—
PowerShares DB Base Metals Fund	BOA	USD	2,935,278	(1.00%)	06/28/19	Monthly	—	—	—	—
PowerShares DB Energy Fund	BOA	USD	2,871,554	(1.00%)	06/28/19	Monthly	—	—	—	—
PowerShares DB Precious Metals Fund	BOA	USD	3,172,048	(1.00%)	06/28/19	Monthly	—	—	—	—
S&P 500 Consumer Discretionary Sector Index	CBK	USD	2,065,300	(1.00%)	08/03/18	Monthly	—	—	34,652	34,652
S&P 500 Consumer Staples	CBK	USD	2,678,144	(1.00%)	08/03/18	Monthly	—	—	78,053	78,053
S&P 500 Financial Sector Index	CBK	USD	1,471,511	1.00%	08/03/18	Monthly	—	—	(79,083)	(79,083)
S&P 500 Health Care Sector Index	CBK	USD	889,212	(1.00%)	08/03/18	Monthly	—	—	43,241	43,241
S&P 500 Industrial Index	CBK	USD	2,064,105	1.00%	08/03/18	Monthly	—	—	(143,679)	(143,679)
S&P 500 Information Technology Index	CBK	USD	1,488,674	(1.00%)	08/03/18	Monthly	—	—	14,753	14,753
S&P 500 Materials Sector Index	CBK	USD	2,665,771	1.00%	08/03/18	Monthly	—	—	(74,228)	(74,228)
S&P Energy Index	CBK	USD	2,989,089	1.00%	06/28/19	Monthly	—	—	—	—
S&P Energy Index	CBK	USD	878,808	1.00%	08/03/18	Monthly	—	—	(21,423)	(21,423)
S&P Energy Index	CBK	USD	6,119,372	1.00%	04/30/19	Monthly	—	—	—	—
S&P North America Technology Sector Index	CBK	USD	9,016,244	1.00%	04/30/19	Monthly	—	—	245	245
S&P North America Technology Sector Index	BOA	USD	790,980	1.00%	11/30/18	Monthly	—	—	2,057	2,057
Sina Corp.	MSC	USD	62,774	1.00%	05/31/19	Monthly	—	—	—	—
Sina Corp.	MSC	USD	65,913	1.00%	05/31/19	Monthly	—	—	—	—
Sociedad Quimica y Minera de Chile S.A.	HSBC	USD	133,129	1.00%	05/31/19	Monthly	—	—	—	—
Sunac China Holdings Ltd.	GSC	HKD	957,474	1.00%	05/31/19	Monthly	—	—	—	—
Sunny Optical Technology Group Co., Ltd.	MSC	HKD	520,319	1.00%	07/31/19	Monthly	—	—	—	—
Suzano Papel e Celulose S.A.	GSC	USD	71,112	1.00%	07/31/19	Monthly	—	—	(70)	(70)
Tencent Holdings Ltd.	GSC	HKD	1,047,792	1.00%	07/31/19	Monthly	—	—	3,433	3,433

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Weibo Corp.	GSC	USD	111,464	1.00%	06/28/19	Monthly	$—	$—	$—	$—
Yandex N.V.	BOA	USD	149,198	1.00%	05/31/19	Monthly	—	—	—	—
YY, Inc.	GSC	USD	62,744	1.00%	05/31/19	Monthly	—	—	—	—
YY, Inc.	GSC	USD	66,100	1.00%	05/31/19	Monthly	—	—	—	—

Total							$—	$(60)	$(71,420)	$(71,360)

* The J.P. Morgan U.S. QES Momentum Long Short Index Series (Series 2)* references intraday momentum signals to provide synthetic exposure to intraday returns on S&P Emini futures contracts subject to the daily deduction of a fee 0.50% per annum and is subject to a transaction fee that increases the cost of both synthetically entering and synthetically exiting each contract in any position by an amount between 0.25 index points and 0.75 index points. In connection with implementing an intraday momentum strategy, the Index references a database of intraday data relating to the Futures Constituent, which is referred to as the “Constructed Database.” As of 7/31/18, the Index did not enter into a position for any underlying securities.

(1)	Citi Mergers & Acquisitions US Index

Underlying	Securities

Cash/Cash	Equivalents

Description	Market Value	% of Total Absolute Notional Amount
USD	$10,212	0.44%

Common Stocks
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
2,579	Twenty-First Century Fox, Inc.	$116,046	5.00%
602	Aetna, Inc.	113,493	4.89%
1,282	Express Scripts Holding Co.	101,888	4.39%
2,221	Williams Partners LP	100,031	4.31%
583	Rockwell Collins, Inc.	81,000	3.49%
14,746	Sprint Corp.	80,071	3.45%
527	Andeavor	79,143	3.41%
3,679	GGP, Inc.	78,447	3.38%
1,717	CA, Inc.	75,894	3.27%
856	Pinnacle Foods, Inc.	56,862	2.45%
1,783	Cheniere Energy Partners LP Ho	54,773	2.36%
781	DCT Industrial Trust, Inc.	52,220	2.25%
1,208	USG Corp.	52,220	2.25%
727	Vectren Corp.	51,988	2.24%
1,288	SCANA Corp.	51,524	2.22%
1,138	Envision Healthcare Corp.	50,364	2.17%
1,720	Gramercy Property Trust	47,114	2.03%
1,359	ILG, Inc.	46,650	2.01%
1,035	Cotiviti Holdings, Inc.	46,186	1.99%
948	MB Financial, Inc.	45,954	1.98%

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,299	LaSalle Hotel Properties	45,026	1.94%
607	KLX, Inc.	44,329	1.91%
1,241	KapStone Paper and Packaging Co.	43,169	1.86%
1,064	Syntel, Inc.	43,169	1.86%
1,038	Education Realty Trust, Inc.	42,937	1.85%
1,713	VeriFone Systems, Inc.	39,223	1.69%
602	LifePoint Health, Inc.	38,991	1.68%
1,538	Convergys Corp.	37,831	1.63%
1,089	Pinnacle Entertainment, Inc.	36,206	1.56%
17,898	Rite Aid Corp.	35,974	1.55%
428	Abaxis, Inc.	35,510	1.53%
1,906	Nationstar Mortgage Holdings, Inc.	34,814	1.50%
1,232	NxStage Medical, Inc.	34,582	1.49%
3,896	Oclaro, Inc.	32,957	1.42%
495	SJW Group	32,029	1.38%
2,898	Mitel Networks Corp.	31,796	1.37%
996	State Bank Financial Corp.	31,332	1.35%
717	A Schulman, Inc.	31,100	1.34%
297	Capella Education Co.	30,868	1.33%
1,218	Web.com Group, Inc.	30,636	1.32%
4,127	CYS Investments, Inc.	30,172	1.30%
644	Stewart Information Services Co.	29,243	1.26%
935	Guaranty Bancorp	28,083	1.21%
1,282	CoBiz Financial, Inc.	28,083	1.21%
1,389	MTGE Investment Corp.	27,851	1.20%
411	Connecticut Water Service, Inc.	26,458	1.14%
1,858	Xcerra Corp.	26,458	1.14%

(2)	Credit Suisse Merger Arbitrage Liquid Excess Net

Underlying Securities

Common Stocks
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount

1,017	Aetna, Inc.	$191,596	7.87%

1,404	Express Scripts Holding Co.	111,526	4.58%

612	Linde AG	109,142	4.48%

71	Sky plc	108,418	4.45%

1,887	CA, Inc.	83,431	3.43%

23,198	EDP - Energias de Portugal SA	80,938	3.32%

1,315	XL Group Ltd.	73,917	3.04%

1,042	Pinnacle Foods, Inc.	69,188	2.84%

829	STADA Arzneimittel AG	67,683	2.78%

1,551	USG Corp.	67,028	2.75%

1,330	Gemalto NV	66,351	2.72%

Hartford Real Total Return Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,455	Envision Healthcare Corp.	64,383	2.64%

844	Vectren Corp.	60,343	2.48%

373	Com Hem Holding AB	58,600	2.41%

18,988	Parmalat SpA	56,204	2.31%

401	Foundation Medicine, Inc.	54,898	2.25%

1,214	Cotiviti Holdings, Inc.	54,195	2.23%

53	NEX Group plc	53,133	2.18%

1,908	Gramercy Property Trust	52,246	2.15%

1,423	LaSalle Hotel Properties	49,349	2.03%

1,481	Pinnacle Entertainment, Inc.	49,227	2.02%

3,365	AmTrust Financial Services, Inc.	48,720	2.00%

1,166	Education Realty Trust, Inc.	48,228	1.98%

967	MB Financial, Inc.	46,862	1.92%

894	Avista Corp.	45,194	1.86%

2,425	Hispania Activos Inmobiliarios	44,254	1.82%

1,786	Convergys Corp.	43,925	1.80%

655	Orbotech Ltd.	42,106	1.73%

2,000	Quality Care Properties, Inc.	41,481	1.70%

9,015	Genworth Financial, Inc.	$41,471	1.70%

723	VTG AG	40,127	1.65%

684	Ei Towers SpA	38,970	1.60%

468	Abaxis, Inc.	38,821	1.59%

1,661	VeriFone Systems, Inc.	38,040	1.56%

883	Direct Energie	37,180	1.53%

1,269	NxStage Medical, Inc.	35,612	1.46%

5,713	Arizona Mining, Inc.	35,363	1.45%

3,192	Mitel Networks Corp.	35,015	1.44%

1,375	Web.com Group, Inc.	34,592	1.42%

1,565	CoBiz Financial, Inc.	34,263	1.41%

782	A Schulman, Inc.	33,910	1.39%

1,602	MTGE Investment Corp.	32,120	1.32%

2,173	Xcerra Corp.	30,939	1.27%

2,002	Rent-A-Center, Inc./TX	29,709	1.22%

Hartford Real Total Return Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

565	Capio AB	29,682	1.22%

985	Guaranty BanCorp.	29,599	1.22%

448	Connecticut Water Service, Inc.	28,859	1.19%

463	Grammer AG	27,505	1.13%

128	SJW Group	8,250	0.34%

Common Stocks
Short positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
(455)	Cohu, Inc.	($11,465)	(0.47)%

(3)	DB Bank Custom Volatility Port

Underlying Securities

Subordinate Indices
Long positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
10,310	DBIQ ImpAct USD Rates VOL 13W Index	$1,292,705	40.21%
11,156	DBIQ ImpAct Euro Rates 3M Hedged to USD Index	1,252,777	38.97%
2,931	DB USD Rates Long VOL Index	385,944	12.00%
2,079	DB EUR Rates Long Vol Hedged to USD Index	283,497	8.82%

(4) MSUSDSP5 - Morgan Stanley Systematic Dispersion Index (Excess Return)

Underlying Securities

Cash/Cash Equivalents

Description	Market Value	% of Total Absolute Notional Amount
USD	($1,318,892)	(98.71)%

Common Stocks
Long Positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
160	Intel Corp.	$7,675	0.57%
34	AbbVie, Inc.	3,138	0.23%
12	Facebook, Inc.	2,056	0.15%
24	Bristol-Myers Squibb Co.	1,412	0.11%
6	Broadcom, Inc.	1,239	0.09%
7	McDonald’s Corp.	1,031	0.08%
-	Booking Holdings, Inc.	630	0.05%
8	Gilead Sciences, Inc.	610	0.05%
7	Schlumberger Ltd.	443	0.03%

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Common Stocks
Short Positions

(2)	Accenture plc	($337)	(0.03)%
(30)	Cisco Systems, Inc.	(1,254)	(0.09)%
(44)	AT&T, Inc.	(1,391)	(0.10)%
(16)	International Business Machine	(2,265)	(0.17)%
(175)	General Electric Co.	(2,391)	(0.18)%
(10)	Netflix, Inc.	(3,361)	(0.25)%
(36)	Texas Instruments, Inc.	(3,977)	(0.30)%
(17)	NVIDIA Corp.	(4,136)	(0.31)%
(19)	Adobe Systems, Inc.	(4,730)	(0.35)%
(103)	Altria Group, Inc.	(6,039)	(0.45)%
(157)	Oracle Corp.	(7,505)	(0.56)%
(37)	3M Co.	(7,773)	(0.58)%
(108)	Philip Morris International, Inc.	(9,336)	(0.70)%
(54)	Mastercard, Inc.	(10,683)	(0.80)%
(162)	DowDuPont, Inc.	(11,145)	(0.83)%
(33)	Boeing Co./The	(11,865)	(0.89)%
(182)	Citigroup, Inc.	(13,068)	(0.98)%
(460)	Bank of America Corp.	(14,206)	(1.06)%
(80)	Berkshire Hathaway, Inc.	(15,798)	(1.18)%
(478)	Comcast Corp.	(17,099)	(1.28)%
(91)	Amgen, Inc.	(17,944)	(1.34)%
(145)	Chevron Corp.	(18,288)	(1.37)%
(293)	Abbott Laboratories	(19,183)	(1.44)%
(121)	Honeywell International, Inc.	(19,380)	(1.45)%
(256)	Medtronic plc	(23,094)	(1.73)%
(220)	PepsiCo, Inc.	(25,301)	(1.89)%
(228)	Walt Disney Co./The	(25,848)	(1.93)%
(343)	Procter & Gamble Co./The	(27,716)	(2.07)%
(451)	Merck & Co., Inc.	(29,696)	(2.22)%
(156)	Home Depot, Inc./The	(30,720)	(2.30)%
(736)	Coca-Cola Co./The	(34,315)	(2.57)%
(318)	JPMorgan Chase & Co.	(36,554)	(2.74)%
(300)	Johnson & Johnson	(39,721)	(2.97)%
(1,266)	Pfizer, Inc.	(50,538)	(3.78)%
(50)	Alphabet, Inc.	(61,291)	(4.59)%
(50)	Alphabet, Inc.	(61,598)	(4.61)%
(44)	Amazon.com, Inc.	(78,263)	(5.86)%
(463)	Apple, Inc.	(88,164)	(6.60)%
(928)	Microsoft Corp.	(98,418)	(7.37)%

Futures

Long position Contracts

Description	Number of Contracts	Expiration	Notional Amount	Market Value	% of Total Absolute Notional Amount
S&P 500 E-Mini Future	25	9/21/2018	1,268	$833,047	267.27%

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(5)	MSUSMSDS - Morgan Stanley Dynamic Skew Index

Underlying Securities

Cash/Cash Equivalents

Description	Market Value	% of Total Absolute Notional Amount
USD	$2,815,945	160.58%

Futures
Short position contracts

Description	Number of Contracts	Expiration	Notional Amount	Market Value	% of Total Absolute Notional Amount
S&P 500 E-Mini Future	8	9/21/2018	(377)	($1,062,017)	(60.56)%

Options
Purchased option contracts
Calls

Description	Strike Price	Expiration	Number of Contracts	Market Value	% of Total Absolute Notional Amount
S&P 500 Index	$2,835	8/17/2018	7	$8,692	0.50%

Written option contracts
Puts

Description	Strike Price	Expiration	Number of Contracts	Market Value	% of Total Absolute Notional Amount
S&P 500 Index	$2,675	8/17/2018	(27)	($9,028)	(0.51)%

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(6)	Q-MA Plus US

Underlying Securities

Common Stocks
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
558	Aetna, Inc.	$105,164	5.33%
3,829	GGP, Inc.	81,624	4.14%
1,012	Express Scripts Holding Co.	80,431	4.08%
14,235	Sprint Corp.	77,294	3.92%
508	Andeavor	76,285	3.87%
1,595	Williams Partners LP	71,834	3.64%
1,791	SCANA Corp.	71,614	3.63%
509	Rockwell Collins, Inc.	70,692	3.58%
1,038	Pinnacle Foods, Inc.	68,933	3.49%
1,525	Envision Healthcare Corp.	67,509	3.42%
475	Foundation Medicine, Inc.	65,090	3.30%
1,439	CA, Inc.	63,613	3.22%
1,834	LaSalle Hotel Properties	63,578	3.22%
828	Vectren Corp.	59,159	3.00%
2,131	Gramercy Property Trust	58,380	2.96%
855	DCT Industrial Trust, Inc.	57,149	2.90%
11,840	Genworth Financial, Inc.	54,462	2.76%
1,553	ILG, Inc.	53,330	2.70%
683	KLX, Inc.	49,890	2.53%
1,357	Tribune Media Co.	45,918	2.33%
5,131	Oclaro, Inc.	43,409	2.20%
1,184	KapStone Paper and Packaging Co.	41,169	2.09%
1,690	VeriFone Systems, Inc.	38,697	1.96%
790	USG Corp.	34,165	1.73%
813	Education Realty Trust, Inc.	33,636	1.70%
2,243	AmTrust Financial Services, Inc.	32,486	1.65%
927	Pinnacle Entertainment, Inc.	30,829	1.56%
621	MB Financial, Inc.	30,086	1.52%
1,192	Convergys Corp.	29,327	1.49%
626	Cotiviti Holdings, Inc.	27,930	1.42%
373	LifePoint Health, Inc.	24,198	1.23%
807	NxStage Medical, Inc.	22,641	1.15%
532	Syntel, Inc.	21,590	1.09%
419	Avista Corp.	21,185	1.07%
1,782	Mitel Networks Corp.	19,549	0.99%
1,137	Rent-A-Center, Inc./TX	16,876	0.86%
657	Web.com Group, Inc.	16,512	0.84%
222	SJW Group	14,354	0.73%
256	Stewart Information Services Co.	11,648	0.59%
573	MTGE Investment Corp.	11,491	0.58%
262	A Schulman, Inc.	11,344	0.57%
203	FCB Financial Holdings, Inc.	10,376	0.53%
304	Cheniere Energy Partners LP Ho	9,349	0.47%
516	Nationstar Mortgage Holdings, Inc.	9,178	0.47%
612	Xcerra Corp.	8,720	0.44%
260	SUPERVALU, Inc.	8,398	0.43%
74	Capella Education Co.	7,742	0.39%
413	Rice Midstream Partners LP	7,015	0.36%
612	PHH Corp.	6,655	0.34%
1,541	Keryx Biopharmaceuticals, Inc.	6,535	0.33%

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
610,000	AUD	451,034	USD	GSC	08/31/18	$2,245	$—
690,000	BRL	175,953	USD	BOA	08/02/18	7,844	—
985,000	BRL	254,950	USD	SCB	08/02/18	7,427	—
610,000	BRL	157,298	USD	CBK	08/02/18	5,189	—
615,000	BRL	161,176	USD	DEUT	08/02/18	2,643	—
1,915,000	BRL	510,000	USD	SCB	08/02/18	103	—
1,225,000	BRL	326,240	USD	SCB	08/02/18	66	—
690,000	BRL	183,760	USD	SCB	08/02/18	37	—
3,005,000	BRL	810,191	USD	SCB	08/02/18	—	(9,742)
985,000	BRL	264,518	USD	SCB	09/05/18	—	(3,195)
175,000	CAD	133,997	USD	RBC	08/31/18	607	—
28,000	EUR	32,822	USD	SSG	08/31/18	—	(2)
345,000	EUR	404,479	USD	SSG	08/31/18	—	(94)
670,000	GBP	880,579	USD	CBK	08/31/18	2	—
20,490,000	INR	296,720	USD	JPM	08/31/18	889	—
8,400,000	JPY	86,975	USD	JPM	09/22/22	—	(814)
746,310,000	KRW	661,329	USD	DEUT	09/19/18	6,574	—
13,900,000	MXN	741,082	USD	RBC	08/31/18	694	—
2,170,000	MXN	115,664	USD	CBK	08/31/18	139	—
7,585,000	NOK	929,945	USD	MSC	08/31/18	1,215	—
755,000	NZD	512,711	USD	GSC	08/31/18	1,867	—
2,120,000	PLN	577,000	USD	CBK	08/31/18	3,335	—
1,630,000	SGD	1,197,024	USD	MSC	08/31/18	951	—
190,000	SGD	139,704	USD	JPM	08/31/18	—	(63)
5,280,000	TWD	172,973	USD	JPM	08/31/18	—	(198)
2,502,869	USD	3,385,000	AUD	GSC	08/31/18	—	(12,456)
265,570	USD	985,000	BRL	SCB	08/02/18	3,193	—
162,454	USD	610,000	BRL	CBK	08/02/18	—	(33)
163,786	USD	615,000	BRL	DEUT	08/02/18	—	(33)
183,760	USD	690,000	BRL	BOA	08/02/18	—	(37)
1,273,457	USD	4,920,000	BRL	SCB	08/02/18	—	(37,095)
806,982	USD	3,005,000	BRL	SCB	09/05/18	9,746	—
1,775,651	USD	2,319,000	CAD	RBC	08/31/18	—	(8,044)
1,000,986	USD	990,000	CHF	UBS	08/31/18	—	(1,505)
112,767	USD	716,000	DKK	BCLY	08/31/18	127	—
6,965,240	USD	5,941,000	EUR	SSG	08/31/18	1,616	—
2,062,132	USD	1,569,000	GBP	CBK	08/31/18	—	(4)
1,245,312	USD	346,365,000	HUF	CBK	08/31/18	—	(20,044)
1,638,549	USD	113,150,000	INR	JPM	08/31/18	—	(4,909)
5,908,843	USD	654,415,000	JPY	CBA	08/31/18	43,727	—
5,907,392	USD	654,415,000	JPY	NOM	08/31/18	42,276	—
138,105	USD	15,300,000	JPY	GSC	08/31/18	981	—
86,975	USD	8,400,000	JPY	JPM	09/22/22	814	—
696,525	USD	781,780,000	KRW	JPM	08/31/18	—	(2,804)
678,649	USD	746,310,000	KRW	DEUT	09/19/18	10,746	—
295,900	USD	5,550,000	MXN	RBC	08/31/18	—	(277)
680,570	USD	5,551,000	NOK	MSC	08/31/18	—	(890)
1,758,838	USD	2,590,000	NZD	GSC	08/31/18	—	(6,403)
699,476	USD	2,570,000	PLN	CBK	08/31/18	—	(4,044)
2,200,120	USD	19,311,000	SEK	BCLY	08/31/18	—	(1,432)
1,725,771	USD	2,350,000	SGD	MSC	08/31/18	—	(1,370)
2,410,492	USD	73,520,000	TWD	BCLY	08/31/18	4,733	—
290,757	USD	3,850,000	ZAR	BOA	08/31/18	—	(396)
160,575	USD	2,130,000	ZAR	BOA	08/31/18	—	(504)
159,958	USD	2,140,000	ZAR	BCLY	09/19/18	—	(1,508)
158,510	USD	2,140,000	ZAR	BCLY	09/19/18	—	(2,956)
9,040,000	ZAR	681,501	USD	BOA	08/31/18	2,141	—
4,280,000	ZAR	319,732	USD	JPM	09/19/18	3,200	—
Total						$165,127	$(120,852)

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BIST	Borsa Istanbul 100 Index
CAC	Cotation Assistee en Continu
CBOE	Chicago Board Options Exchange
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
DAX	Deutscher Aktien Index
IBEX	Spanish Stock Index
JSE	Johannesburg Stock Exchange
KOSPI	Korea Composite Stock Price
S&P	Standard & Poors
SGX	Singapore Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Hartford Real Total Return Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,242,529	$—	$1,242,529	$—
Banks	947,226	204,659	742,567	—
Capital Goods	3,441,314	510,916	2,930,398	—
Commercial & Professional Services	411,141	210,267	200,874	—
Consumer Durables & Apparel	651,228	73,989	577,239	—
Consumer Services	108,843	92,310	16,533	—
Diversified Financials	155,630	17,360	138,270	—
Energy	7,579,039	6,982,348	596,691	—
Food & Staples Retailing	333,230	241,090	92,140	—
Food, Beverage & Tobacco	1,010,619	134,701	875,918	—
Health Care Equipment & Services	4,633,617	4,221,023	412,594	—
Household & Personal Products	47,141	—	47,141	—
Insurance	1,159,697	108,555	1,051,142	—
Materials	2,102,766	168,592	1,934,174	—
Media	4,577,504	3,838,377	739,127	—
Pharmaceuticals, Biotechnology & Life Sciences	6,936,782	5,011,597	1,925,185	—
Real Estate	600,560	158,794	441,766	—
Retailing	1,385,430	726,124	659,306	—
Semiconductors & Semiconductor Equipment	4,742,891	2,559,987	2,182,904	—
Software & Services	6,526,475	4,560,487	1,965,988	—
Technology Hardware & Equipment	4,595,333	1,656,346	2,938,987	—
Telecommunication Services	947,107	244,011	703,096	—
Transportation	378,324	67,261	311,063	—
Utilities	370,222	—	370,222	—
Foreign Government Obligations	12,111,274	—	12,111,274	—
Exchange-Traded Funds	86,174	—	86,174	—
Preferred Stocks	172,496	68,510	103,986	—
Warrants	6,087	6,087	—	—
Short-Term Investments	16,109,152	13,801,050	2,308,102	—
Purchased Options	276,144	75,797	200,347	—
Foreign Currency Contracts(2)	165,127	—	165,127	—
Futures Contracts(2)	436,487	436,487	—	—
Swaps - Credit Default(2)	163,736	—	163,736	—
Swaps - Total Return(2)	256,631	—	256,631	—

Total	$84,667,956	$46,176,725	$38,491,231	$—

Liabilities
Foreign Currency Contracts(2)	$(120,852)	$—	$(120,852)	$—
Futures Contracts(2)	(271,319)	(271,319)	—	—
Swaps - Credit Default(2)	(22,364)	—	(22,364)	—
Swaps - Total Return(2)	(327,991)	—	(327,991)	—
Written Options	(12,170)	(8,665)	(3,505)	—

Total	$(754,696)	$(279,984)	$(474,712)	$—

(1)

For the period ended July 31, 2018, investments valued at $131,016 were transferred from Level 1 to Level 2 due to the application of a fair value model factor, there were no transfers from Level 2 to Level 1 and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Short Duration Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 18.2%
	Asset Allocation Fund - 0.1%
$ 1,039,993	SoFi Consumer Loan Program LLC 2.55%, 02/25/2027(1)	$1,035,420

	Asset-Backed - Automobile - 0.5%
920,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	909,302
1,055,000	GM Financial Automobile Leasing Trust 1.97%, 05/20/2020	1,046,980
3,000,000	Santander Drive Auto Receivables Trust 2.46%, 03/15/2022	2,971,976

		4,928,258

	Asset-Backed - Finance & Insurance - 8.2%
2,936,259	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	2,872,208
	Apidos CLO
2,250,000	3 mo. USD LIBOR + 1.080%, 3.42%, 04/15/2031(1)(3)	2,254,797
1,996,263	3 mo. USD LIBOR + 1.310%, 3.65%, 04/17/2026(1)(3)	1,995,239
	Bayview Opportunity Master Fund Trust
52,230	3.11%, 09/28/2032(1)(4)	52,464
1,407,949	3.35%, 11/28/2032(1)(4)	1,397,280
579,824	3.50%, 01/28/2055(1)(2)	576,475
1,014,980	3.50%, 06/28/2057(1)(2)	1,008,841
1,272,235	3.50%, 01/28/2058(1)(2)	1,267,368
399,480	4.00%, 11/28/2053(1)(2)	401,477
1,242,051	4.00%, 10/28/2064(1)(2)	1,247,386
250,000	Carlyle Global Market Strategies CLO Ltd. 3 mo. USD LIBOR + 0.890%3 mo. USD LIBOR + 1.890%, 3.22%, 01/18/2029(1)(3)	249,607
2,328,956	Cent CLO Ltd. 3 mo. USD LIBOR + 1.100%, 3.44%, 01/25/2026(1)(3)	2,330,444
2,125,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.250%, 3.59%, 07/16/2030(1)(3)	2,137,988
895,000	Credit Suisse ABS Trust 2018-LD1 3.42%, 07/25/2024(1)(12)	894,597
1,100,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 1.800%, 4.14%, 07/15/2027(1)(3)	1,100,675
63,787	Hasco NIM Cayman Co. 6.25%, 12/26/2035*(1)(12)	—
1,190,000	KKR CLO 21 Ltd. 3 mo. USD LIBOR + 1.000%, 3.35%, 04/15/2031(1)(3)	1,178,490
2,000,000	Lendmark Funding Trust 2.83%, 12/22/2025(1)(12)	1,988,810
180,481	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046*(1)(12)	—
4,610,000	Magnetite Ltd. 3 mo. USD LIBOR + 1.500%, 3.84%, 07/25/2026(1)(3)	4,610,632
	Nationstar HECM Loan Trust
572,766	1.97%, 05/25/2027(1)	571,335
929,790	2.04%, 09/25/2027(1)(2)	926,168
1,020,000	3.19%, 07/25/2028(1)(2)	1,020,000
3,315,000	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	3,314,734
	NRZ Advance Receivables Trust
4,205,000	3.11%, 12/15/2050(1)	4,178,180
2,185,000	3.21%, 02/15/2051(1)	2,165,238
1,959,932	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,944,041
1,250,000	Octagon Investment Partners XVI Ltd. 3 mo. USD LIBOR + 1.020%, 3.36%, 07/17/2030(1)(3)	1,249,071
825,000	OneMain Financial Issuance Trust 4.57%, 02/20/2029(1)	834,223
2,250,000	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	2,249,775

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 608,509	Pretium Mortgage Credit Partners LLC 3.33%, 12/30/2032(1)(2)	$605,313
1,385,000	Regional Management Issuance Trust 3.83%, 07/15/2027(1)(12)	1,383,145
2,060,000	SBA Tower Trust 2.90%, 10/15/2044(1)(4)	2,046,088
538,446	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)(12)	537,466
3,840,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	3,811,140
3,231,110	Symphony CLO L.P. 1 mo. USD LIBOR + 1.750%, 3.85%, 01/09/2023(1)(3)	3,230,806
	Towd Point Mortgage Trust
3,230,015	2.75%, 10/25/2056(1)(2)	3,164,487
1,995,676	2.75%, 04/25/2057(1)(2)	1,956,297
1,304,408	2.75%, 07/25/2057(1)(2)	1,272,519
1,764,373	2.75%, 10/25/2057(1)(2)	1,717,744
1,217,016	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(4)	1,207,275
975,917	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(1)	972,536
1,485,000	Verizon Owner Trust 2.22%, 12/20/2021(1)	1,453,993
1,910,000	Vibrant CLO Ltd. 3 mo. USD LIBOR + 1.480%, 3.83%, 04/20/2026(1)(3)	1,911,257
2,219,245	VOLT LLC 3.38%, 10/25/2047(1)(4)	2,207,375
665,859	VOLT LX LLC 3.25%, 06/25/2047(1)(4)	661,803
1,396,027	VOLT LXIII LLC 3.00%, 10/25/2047(1)(4)	1,380,258
2,755,000	Z Capital Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.450%, 3.79%, 07/16/2027(1)(3)	2,741,916

		78,278,961

	Asset-Backed - Home Equity - 1.0%
467,702	Accredited Mortgage Loan Trust 1 mo. USD LIBOR + 0.680%, 2.74%, 01/25/2035(3)	469,218
1,256,742	Morgan Stanley Capital I Trust 1 mo. USD LIBOR + 0.760%, 2.82%, 01/25/2035(3)	1,265,754
	New Residential Mortgage Loan Trust
1,197,000	3.50%, 12/25/2057(1)(2)	1,187,080
1,573,330	4.00%, 02/25/2057(1)(2)	1,583,200
1,159,636	4.00%, 12/25/2057(1)(2)	1,165,547
4,000,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,967,948
107,852	Renaissance Home Equity Loan Trust 9.79%, 04/25/2037*(1)(2)(12)	1
208,533	Residential Asset Securitization Trust 5.21%, 07/25/2034(2)	213,961

		9,852,709

	Asset-Backed - Rec Vehicle Loan - 0.4%
3,750,000	OneMain Direct Auto Receivables Trust 3.43%, 12/16/2024(1)	3,749,143

	Collateralized - Mortgage Obligations - 0.1%
667,197	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(2)	663,553

	Commercial Mortgage - Backed Securities - 2.3%
1,911,988	Citigroup Mortgage Loan Trust 3.50%, 02/25/2058(1)(2)	1,901,705
860,384	DBUBS Mortgage Trust 0.72%, 11/10/2046(1)(2)(5)	10,272
	FREMF Mortgage Trust
5,065,400	3.02%, 10/25/2047(1)(2)	5,016,204
635,000	3.15%, 04/25/2046(1)(2)	633,593

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 885,000	3.81%, 06/25/2047(1)(2)	$889,476
3,028,530	4.13%, 02/25/2046(1)(2)	3,013,831
2,370,000	4.15%, 09/25/2044(1)(2)	2,366,315
	JP Morgan Chase Commercial Mortgage Securities Trust
1,637,828	3.91%, 05/05/2030(1)	1,648,213
3,125,000	4.39%, 07/15/2046(1)	3,201,554
158,408	Morgan Stanley Re-Remic Trust 1.00%, 03/27/2051(1)(5)	158,408
3,020,000	Verus Securitization Trust 3.68%, 06/01/2058(1)(2)	3,028,656

		21,868,227

	Other ABS - 1.2%
	Carlyle Global Market Strategies CLO
1,500,000	3 mo. USD LIBOR + 0.970%, 3.31%, 04/17/2031(1)(3)	1,491,788
1,000,000	3 mo. USD LIBOR + 1.400%, 3.74%, 04/17/2031(1)(3)	992,978
1,730,255	Deephaven Residential Mortgage Trust 3.48%, 04/25/2058(1)(2)	1,725,296
1,048,298	Marlette Funding Trust 3.06%, 07/17/2028(1)(12)	1,047,972
3,855,441	New Residential Mortgage LLC 3.61%, 05/25/2023(1)	3,844,982
1,761,495	Preston Ridge Parterners Mortgage Trust LLC 3.75%, 04/25/2023(1)(2)	1,749,853
590,000	Westlake Automobile Receivables Trust 3.20%, 01/16/2024(1)	589,343

		11,442,212

	Whole Loan Collateral CMO - 4.4%
	Angel Oak Mortgage Trust LLC
1,008,009	2.48%, 07/25/2047(1)(2)	997,364
1,115,936	2.71%, 11/25/2047(1)(2)	1,107,018
299,617	2.81%, 01/25/2047(1)(2)	297,712
3,711,080	CIM Trust 3.00%, 04/25/2057(1)(2)	3,663,944
	COLT Mortgage Loan Trust
402,349	2.80%, 12/26/2046(1)(2)	399,896
1,437,027	2.93%, 02/25/2048(1)(2)	1,430,377
1,588,991	3.47%, 07/27/2048(1)(2)	1,588,858
572,426	3.75%, 12/26/2046(1)(2)	572,426
	Deephaven Residential Mortgage Trust
908,285	2.45%, 06/25/2047(1)(2)	897,011
535,888	2.73%, 12/26/2046(1)(2)	533,311
656,824	2.81%, 10/25/2047(1)(2)	650,864
1,256,429	Finance of America Structured Securities Trust 2.32%, 11/25/2027(1)(2)	1,254,504
	LSTAR Securities Investment Ltd.
442,616	1 mo. USD LIBOR + 1.750%, 0.04%, 10/01/2022(1)(3)	440,759
1,031,257	1 mo. USD LIBOR + 1.650%, 3.74%, 11/01/2022(1)(3)	1,026,664
1,239,639	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	1,214,168
925,619	MFA Trust 2.59%, 02/25/2057(1)(2)	906,472
	Mill City Mortgage Loan Trust
1,018,274	2.50%, 04/25/2057(1)(2)	994,417
2,796,057	2.75%, 01/25/2061(1)(2)	2,734,621
1,434,802	3.25%, 05/25/2062(1)(2)	1,423,272
2,845,029	3.50%, 05/25/2058(1)(2)	2,829,654
	New Residential Mortgage Loan Trust
779,646	3.25%, 09/25/2056(1)(2)	767,736
759,602	3.75%, 11/26/2035(1)(2)	759,566
553,188	3.75%, 03/25/2056(1)(2)	553,610
826,498	3.75%, 11/25/2056(1)(2)	825,964
1,513,176	4.00%, 03/25/2057(1)(2)	1,522,663
1,079,484	4.00%, 04/25/2057(1)(2)	1,085,487
1,607,548	4.00%, 05/25/2057(1)(2)	1,617,820

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 3,400,000	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(2)	$3,460,333
	Towd Point Mortgage Trust
1,334,238	2.25%, 04/25/2056(1)(2)	1,301,671
2,317,906	2.25%, 07/25/2056(1)(2)	2,250,160
493,926	2.75%, 02/25/2055(1)(2)	486,482
1,273,623	2.75%, 04/25/2055(1)(2)	1,251,720
533,021	2.75%, 05/25/2055(1)(2)	524,961
1,180,053	Verus Securitization Trust 2.93%, 02/25/2048(1)(2)	1,165,546

		42,537,031

	Total Asset & Commercial Mortgage Backed Securities (cost $176,640,985)	$174,355,514

Corporate Bonds - 53.4%
	Aerospace/Defense - 0.5%
365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	$360,081
2,000,000	General Dynamics Corp. 3.00%, 05/11/2021	1,991,341
2,275,000	L3 Technologies, Inc. 3.85%, 06/15/2023	2,264,592

		4,616,014

	Agriculture - 0.1%
644,000	Reynolds American, Inc. 3.25%, 06/12/2020	643,813

	Auto Manufacturers - 2.6%
2,000,000	Daimler Finance NA LLC 2.00%, 07/06/2021(1)	1,912,770
	Ford Motor Credit Co. LLC
3,500,000	2.02%, 05/03/2019	3,477,810
2,000,000	2.46%, 03/27/2020	1,969,481
	General Motors Financial Co., Inc.
2,500,000	3.15%, 06/30/2022	2,432,896
2,500,000	3.20%, 07/06/2021	2,464,646
	Harley-Davidson Financial Services, Inc.
840,000	2.40%, 09/15/2019(1)	832,968
2,500,000	2.85%, 01/15/2021(1)	2,455,464
	Hyundai Capital America
2,000,000	2.00%, 07/01/2019(1)	1,976,758
2,490,000	2.60%, 03/19/2020(1)	2,450,853
1,825,000	4.13%, 06/08/2023(1)	1,810,079
	Nissan Motor Acceptance Corp.
1,000,000	2.15%, 09/28/2020(1)	973,053
1,250,000	2.55%, 03/08/2021(1)	1,219,834
750,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	742,145

		24,718,757

	Auto Parts & Equipment - 0.5%
500,000	Aptiv plc 3.15%, 11/19/2020	494,565
4,237,000	Goodyear Tire & Rubber Co. 8.75%, 08/15/2020	4,634,219

		5,128,784

	Beverages - 0.8%
4,000,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	3,947,694
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,329,004
340,000	2.70%, 05/09/2022	328,757
625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	600,131

		7,205,586

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Biotechnology - 0.2%
$ 2,000,000	Celgene Corp. 2.88%, 08/15/2020	$1,984,487

	Chemicals - 0.7%
4,500,000	Air Liquide Finance S.A. 1.75%, 09/27/2021(1)	4,284,617
2,000,000	Syngenta Finance N.V. 3.70%, 04/24/2020(1)	1,997,035

		6,281,652

	Commercial Banks - 20.6%
1,000,000	ABN Amro Bank N.V. 2.45%, 06/04/2020(1)	984,005
	Banco Santander S.A.
1,600,000	3.13%, 02/23/2023	1,529,823
1,200,000	3.50%, 04/11/2022	1,189,719
600,000	3.85%, 04/12/2023	593,585
	Bank of America Corp.
3,020,000	2.15%, 11/09/2020	2,950,792
3,500,000	2.50%, 10/21/2022	3,351,308
2,000,000	2.63%, 04/19/2021	1,964,837
1,500,000	S&P 500 Index, 2.74%, 01/23/2022(3)	1,473,643
1,395,000	Bank of New York Mellon Corp. 3 mo. USD LIBOR + 1.050%, 3.39%, 10/30/2023(3)	1,420,355
1,000,000	Bank of Nova Scotia 2.70%, 03/07/2022	976,948
1,500,000	Banque Federative du Credit Mutuel S.A. 2.70%, 07/20/2022(1)	1,441,151
	Barclays plc
2,500,000	2.75%, 11/08/2019	2,483,662
1,850,000	2.88%, 06/08/2020	1,828,288
2,625,000	3.25%, 01/12/2021	2,588,854
	BB&T Corp.
1,750,000	2.05%, 05/10/2021	1,690,305
1,750,000	2.75%, 04/01/2022	1,711,809
	BNP Paribas S.A.
1,500,000	2.38%, 05/21/2020	1,477,967
580,000	2.95%, 05/23/2022(1)	564,138
750,000	3.50%, 03/01/2023(1)	734,835
	BPCE S.A.
1,750,000	2.75%, 01/11/2023(1)	1,678,558
300,000	3.00%, 05/22/2022(1)	290,857
1,250,000	Capital One Financial Corp. 3.05%, 03/09/2022	1,223,276
2,500,000	CIT Group, Inc. 4.13%, 03/09/2021	2,496,875
	Citigroup, Inc.
2,000,000	2.40%, 02/18/2020	1,979,719
4,500,000	2.90%, 12/08/2021	4,400,267
	Citizens Bank NA
770,000	2.55%, 05/13/2021	749,473
4,500,000	2.65%, 05/26/2022	4,337,426
665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	640,353
2,400,000	Comerica, Inc. 3.70%, 07/31/2023	2,402,956
1,555,000	Compass Bank 2.75%, 09/29/2019	1,546,774
	Cooperatieve Rabobank UA
1,650,000	2.50%, 01/19/2021	1,618,577
1,500,000	2.75%, 01/10/2022	1,466,823
	Credit Agricole S.A.
1,800,000	2.75%, 06/10/2020(1)	1,780,092
735,000	3.75%, 04/24/2023(1)	723,141
2,001,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	1,970,753

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021	$1,994,499
	Danske Bank A/S
1,120,000	2.00%, 09/08/2021(1)	1,066,418
1,250,000	2.70%, 03/02/2022(1)(6)	1,211,671
1,250,000	2.80%, 03/10/2021(1)	1,225,521
	Deutsche Bank AG
2,290,000	2.70%, 07/13/2020	2,237,971
1,540,000	3.15%, 01/22/2021	1,503,367
1,250,000	3.30%, 11/16/2022	1,185,848
1,350,000	3.95%, 02/27/2023	1,306,231
2,600,000	Discover Bank 3.10%, 06/04/2020	2,588,422
2,150,000	DNB Bank ASA 2.38%, 06/02/2021(1)	2,081,689
1,750,000	Fifth Third Bancorp 2.60%, 06/15/2022	1,689,241
	Fifth Third Bank
1,500,000	2.20%, 10/30/2020	1,466,479
1,100,000	2.25%, 06/14/2021	1,070,785
	Goldman Sachs Group, Inc.
1,225,000	2.35%, 11/15/2021	1,182,385
2,000,000	2.60%, 12/27/2020	1,970,181
660,000	2.63%, 04/25/2021	646,634
545,000	2.75%, 09/15/2020	539,780
1,005,000	2.88%, 02/25/2021	989,026
4,000,000	3.00%, 04/26/2022	3,908,678
1,500,000	3.20%, 02/23/2023	1,465,724
	HSBC Holdings plc
1,800,000	2.95%, 05/25/2021	1,776,540
2,135,000	3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(3)	2,098,688
905,000	3.33%, 05/18/2024(3)	906,069
1,150,000	3.40%, 03/08/2021	1,150,055
1,550,000	HSBC USA, Inc. 2.35%, 03/05/2020	1,532,083
	Huntington Bancshares, Inc.
2,000,000	2.30%, 01/14/2022	1,915,237
1,700,000	3.15%, 03/14/2021	1,685,966
	Huntington National Bank
1,785,000	2.20%, 04/01/2019	1,779,095
1,250,000	2.38%, 03/10/2020	1,232,770
2,395,000	ING Bank N.V. 2.50%, 10/01/2019(1)	2,376,269
705,000	ING Groep N.V. 3.15%, 03/29/2022	692,427
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	1,821,972
1,675,000	3.38%, 01/12/2023(1)	1,557,470
	JP Morgan Chase & Co.
4,000,000	2.30%, 08/15/2021	3,877,072
3,000,000	2.40%, 06/07/2021	2,926,010
3,000,000	2.55%, 03/01/2021	2,945,610
1,500,000	2.75%, 06/23/2020	1,489,205
1,800,000	3 mo. USD LIBOR + 1.230%, 3.57%, 10/24/2023(3)	1,838,340
	KeyBank NA
1,500,000	2.40%, 06/09/2022	1,440,431
2,000,000	2.50%, 12/15/2019	1,984,449
905,000	2.50%, 11/22/2021	879,852
3,000,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023%, 3.19%, 11/28/2023(1)(3)	2,860,830
1,045,000	Manufacturers & Traders Trust Co. 1 mo. USD LIBOR + 1.215%, 3.29%, 12/28/2020(3)	1,046,280
1,500,000	Mizuho Financial Group, Inc. 2.63%, 04/12/2021(1)	1,464,173
920,000	Morgan Stanley 2.50%, 04/21/2021	897,458

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,500,000	2.65%, 01/27/2020	$1,490,696
2,000,000	2.75%, 05/19/2022	1,941,361
1,000,000	3 mo. USD LIBOR + 0.930%, 3.28%, 07/22/2022(3)	1,008,591
2,000,000	3 mo. USD LIBOR + 1.400%, 3.74%, 10/24/2023(3)	2,052,712
1,750,000	5.63%, 09/23/2019	1,801,244
3,250,000	MUFG Bank LtdMUFG Bank LtdMUFG Bank Ltd. 2.35%, 09/08/2019(1)	3,223,760
1,000,000	National Australia Bank Ltd. 1.88%, 07/12/2021	955,532
2,000,000	Nordea Bank AB 1.63%, 09/30/2019(1)	1,966,152
1,500,000	PNC Bank NA 2.45%, 11/05/2020	1,473,793
	Regions Financial Corp.
2,500,000	2.75%, 08/14/2022	2,408,904
2,250,000	3.20%, 02/08/2021	2,237,545
1,500,000	Royal Bank of Canada 2.50%, 01/19/2021	1,470,960
	Santander Holdings USA, Inc.
1,115,000	2.65%, 04/17/2020	1,101,832
3,530,000	3.70%, 03/28/2022	3,503,213
	Santander UK plc
2,250,000	2.38%, 03/16/2020	2,220,557
2,000,000	3.40%, 06/01/2021	2,000,893
	Skandinaviska Enskilda Banken AB
1,400,000	2.63%, 11/17/2020(1)	1,376,544
1,500,000	2.80%, 03/11/2022	1,462,766
1,800,000	Societe Generale S.A. 3.25%, 01/12/2022(1)(6)	1,759,929
3,000,000	Standard Chartered plc 2.40%, 09/08/2019(1)	2,968,965
2,200,000	Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020	2,170,004
895,000	SunTrust Banks, Inc. 2.90%, 03/03/2021	884,879
	Svenska Handelsbanken AB
1,010,000	1.88%, 09/07/2021	963,791
1,500,000	2.45%, 03/30/2021	1,464,146
1,750,000	3.35%, 05/24/2021	1,748,543
	Toronto-Dominion Bank
1,500,000	2.13%, 04/07/2021	1,453,510
1,000,000	2.50%, 12/14/2020	983,909
2,750,000	UBS Group Funding Switzerland AG 3.00%, 04/15/2021(1)	2,716,091
3,250,000	UniCredit S.p.A. 3.75%, 04/12/2022(1)	3,121,564
	Wells Fargo & Co.
2,000,000	2.10%, 07/26/2021	1,928,443
2,500,000	2.50%, 03/04/2021	2,446,106
3,000,000	3 mo. USD LIBOR + 1.230%, 3.57%, 10/31/2023(3)	3,066,625

		197,140,405

	Commercial Services - 0.9%
	Equifax, Inc.
1,035,000	3.30%, 12/15/2022	1,010,880
2,555,000	3.95%, 06/15/2023	2,543,720
1,870,000	ERAC USA Finance LLC 2.35%, 10/15/2019(1)	1,853,297
	Total System Services, Inc.
1,500,000	3.80%, 04/01/2021	1,506,902
1,500,000	4.00%, 06/01/2023	1,503,169

		8,417,968

	Construction Materials - 0.2%
2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	1,984,811

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Diversified Financial Services - 3.9%
$ 910,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	$877,701
	Air Lease Corp.
2,500,000	2.13%, 01/15/2020	2,455,637
2,700,000	2.63%, 07/01/2022	2,585,284
3,075,000	Aircastle Ltd. 5.13%, 03/15/2021	3,154,704
	Ally Financial, Inc.
3,000,000	3.25%, 11/05/2018	2,997,750
1,500,000	4.75%, 09/10/2018	1,502,550
2,500,000	Capital One Bank USA NA 2.30%, 06/05/2019	2,489,642
1,750,000	Capital One Financial Corp. 3.45%, 04/30/2021	1,742,833
1,150,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	1,113,984
2,000,000	goeasy Ltd. 7.88%, 11/01/2022(1)	2,100,220
2,750,000	IHS Markit Ltd. 4.13%, 08/01/2023	2,745,875
2,025,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	2,022,176
2,000,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 08/01/2018	2,000,000
	Navient Corp.
2,000,000	6.50%, 06/15/2022	2,042,500
1,250,000	8.00%, 03/25/2020	1,318,750
2,525,000	Protective Life Global Funding 2.62%, 08/22/2022(1)	2,438,470
1,350,000	Societe Generale S.A. 2.50%, 04/08/2021(1)	1,314,032
	Synchrony Financial
610,000	2.70%, 02/03/2020	602,027
2,255,000	3.00%, 08/15/2019	2,251,661

		37,755,796

	Electric - 2.4%
2,500,000	AEP Texas, Inc. 2.40%, 10/01/2022	2,386,982
1,000,000	Ameren Illinois Co. 9.75%, 11/15/2018	1,019,831
	Dominion Energy, Inc.
2,500,000	2.50%, 12/01/2019	2,485,622
490,000	2.96%, 07/01/2019(4)	490,274
395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	385,530
3,150,000	Enel Finance International N.V. 2.88%, 05/25/2022(1)	3,038,458
1,055,000	Eversource Energy 2.50%, 03/15/2021	1,033,175
805,000	Exelon Corp. 2.85%, 06/15/2020	797,437
970,000	FirstEnergy Corp. 2.85%, 07/15/2022	938,948
2,285,000	Fortis, Inc. 2.10%, 10/04/2021	2,176,192
1,850,000	ITC Holdings Corp. 2.70%, 11/15/2022	1,777,159
3,050,000	SCANA Corp. 4.75%, 05/15/2021	3,076,629
3,000,000	Southern Co. 2.35%, 07/01/2021	2,917,618

		22,523,855

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Electronics - 0.1%
$ 850,000	Fortive Corp. 2.35%, 06/15/2021	$822,904

	Engineering & Construction - 0.2%
1,760,000	SBA Tower Trust 3.17%, 04/09/2047(1)	1,723,158

	Entertainment - 0.5%
2,195,000	Discovery Communications LLC 2.80%, 06/15/2020(1)	2,166,018
2,835,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023	2,979,528

		5,145,546

	Food - 1.1%
4,000,000	Danone S.A. 2.08%, 11/02/2021(1)	3,816,067
330,000	JM Smucker Co. 2.50%, 03/15/2020	326,838
	Kraft Heinz Foods Co.
1,425,000	2.80%, 07/02/2020	1,414,539
860,000	4.00%, 06/15/2023	863,153
1,415,000	Kroger Co. 1.50%, 09/30/2019	1,389,865
2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	2,383,680

		10,194,142

	Forest Products & Paper - 0.3%
2,650,000	Georgia-Pacific LLC 2.54%, 11/15/2019(1)	2,630,998

	Gas - 0.2%
1,605,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	1,637,445

	Healthcare-Services - 0.4%
1,500,000	Anthem, Inc. 2.95%, 12/01/2022	1,458,435
1,810,000	Dignity Health 2.64%, 11/01/2019	1,807,600
590,000	Laboratory Corp. of America Holdings 2.63%, 02/01/2020	584,822

		3,850,857

	Insurance - 1.7%
4,000,000	American International Group, Inc. 2.30%, 07/16/2019	3,982,720
1,250,000	Assurant, Inc. 4.20%, 09/27/2023	1,245,868
785,000	AXA Equitable Holdings, Inc. 3.90%, 04/20/2023(1)	780,303
3,000,000	Jackson National Life Global Funding 2.50%, 06/27/2022(1)	2,888,401
2,300,000	MassMutual Global Funding 2.00%, 04/15/2021(1)	2,216,540
1,500,000	Metropolitan Life Global Funding 1.95%, 09/15/2021(1)	1,436,487
1,255,000	Principal Life Global Funding 2.20%, 04/08/2020(1)	1,236,489
705,000	Trinity Acquisition plc 3.50%, 09/15/2021	697,461
1,445,000	Unum Group 3.00%, 05/15/2021	1,417,801

		15,902,070

	Internet - 0.5%
1,130,000	Alibaba Group Holding Ltd. 2.80%, 06/06/2023	1,090,013

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,000,000	Netflix, Inc. 5.50%, 02/15/2022	$2,062,500
2,130,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	2,068,210

		5,220,723

	Iron/Steel - 0.4%
2,500,000	ArcelorMittal 5.13%, 06/01/2020	2,565,500
1,500,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	1,516,875

		4,082,375

	IT Services - 1.2%
4,000,000	Dell International LLC / EMC Corp. 3.48%, 06/01/2019(1)	4,013,072
2,390,000	DXC Technology Co. 2.88%, 03/27/2020	2,367,326
1,250,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	1,257,412
	NCR Corp.
1,250,000	4.63%, 02/15/2021	1,232,812
2,200,000	5.00%, 07/15/2022	2,169,750

		11,040,372

	Lodging - 0.7%
3,320,000	Choice Hotels International, Inc. 5.70%, 08/28/2020	3,427,900
1,500,000	Marriott International, Inc. 2.30%, 01/15/2022	1,436,688
2,000,000	MGM Resorts International 5.25%, 03/31/2020	2,045,000

		6,909,588

	Machinery-Diversified - 0.5%
	CNH Industrial Capital LLC
2,000,000	4.38%, 11/06/2020	2,026,200
995,000	4.38%, 04/05/2022	1,001,219
2,300,000	John Deere Capital Corp. 2.15%, 09/08/2022	2,202,053

		5,229,472

	Media - 1.3%
815,000	CBS Corp. 2.90%, 06/01/2023(1)	773,618
1,685,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	1,686,576
1,075,000	Discovery Communications LLC 2.20%, 09/20/2019	1,064,435
1,770,000	Sky plc 2.63%, 09/16/2019(1)	1,756,228
2,500,000	Time Warner Cable LLC 8.25%, 04/01/2019	2,583,532
1,500,000	Viacom, Inc. 2.75%, 12/15/2019	1,484,229
2,800,000	Warner Media LLC 4.88%, 03/15/2020	2,867,412

		12,216,030

	Mining - 0.4%
	Anglo American Capital plc
2,250,000	3.75%, 04/10/2022(1)	2,217,555
1,500,000	4.13%, 04/15/2021(1)	1,506,915
320,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	304,687

		4,029,157

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Oil & Gas - 1.1%
$ 2,500,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	$2,574,905
875,000	Canadian Natural Resources Ltd. 2.95%, 01/15/2023	845,496
3,000,000	EQT Corp. 2.50%, 10/01/2020	2,936,347
1,726,000	Marathon Oil Corp. 2.70%, 06/01/2020	1,703,242
1,015,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,030,967
1,565,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	1,567,278

		10,658,235

	Oil & Gas Services - 0.3%
2,500,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	2,486,761

	Pharmaceuticals - 2.4%
	AbbVie, Inc.
1,250,000	2.30%, 05/14/2021	1,216,192
1,330,000	2.50%, 05/14/2020	1,314,838
	Allergan Funding SCS
490,000	2.45%, 06/15/2019	488,945
3,855,000	3.00%, 03/12/2020	3,839,184
	Bayer U.S. Finance LLC
1,300,000	2.38%, 10/08/2019(1)	1,290,281
2,000,000	3.50%, 06/25/2021(1)	2,004,398
1,400,000	3.88%, 12/15/2023(1)	1,403,779
1,435,000	Cardinal Health, Inc. 2.40%, 11/15/2019	1,421,224
	CVS Health Corp.
1,120,000	3.35%, 03/09/2021	1,118,740
2,500,000	3.70%, 03/09/2023	2,486,042
945,000	Mylan N.V. 3.75%, 12/15/2020	947,836
3,000,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	2,959,514
	Teva Pharmaceutical Finance Netherlands B.V.
1,125,000	1.70%, 07/19/2019	1,103,588
1,800,000	2.20%, 07/21/2021	1,678,368

		23,272,929

	Pipelines - 1.0%
240,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	235,855
1,130,000	Energy Transfer Partners L.P. 4.20%, 09/15/2023	1,131,578
	Enterprise Products Operating LLC
1,195,000	2.55%, 10/15/2019	1,188,516
1,700,000	2.85%, 04/15/2021	1,678,771
2,775,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	2,794,184
	Kinder Morgan Energy Partners L.P.
1,175,000	5.30%, 09/15/2020	1,219,710
865,000	6.85%, 02/15/2020	909,807

		9,158,421

	Real Estate - 0.3%
2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	1,955,460
1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	1,095,227

		3,050,687

	Real Estate Investment Trusts - 1.0%
	American Tower Corp.

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,750,000	3.00%, 06/15/2023	$1,679,559
1,755,000	3.30%, 02/15/2021	1,746,496
	Crown Castle International Corp.
1,500,000	3.15%, 07/15/2023	1,440,109
240,000	3.40%, 02/15/2021	239,552
2,000,000	Realty Income Corp. 3.25%, 10/15/2022	1,965,002
1,870,000	Scentre Group Trust 2.38%, 11/05/2019(1)	1,845,844
860,000	Simon Property Group L.P. 2.50%, 07/15/2021	839,221

		9,755,783

	Retail - 0.7%
2,250,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	2,222,475
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,268,892
715,000	2.80%, 07/20/2020	708,190
1,790,000	Dollar Tree, Inc. 3.70%, 05/15/2023	1,777,092

		6,976,649

	Semiconductors - 1.0%
2,700,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	2,662,143
	Microchip Technology, Inc.
1,140,000	3.92%, 06/01/2021(1)	1,142,265
1,405,000	4.33%, 06/01/2023(1)	1,404,521
2,000,000	NXP B.V. / NXP Funding LLC 4.13%, 06/01/2021(1)	2,005,060
2,700,000	QUALCOMM, Inc. 3.00%, 05/20/2022	2,650,598

		9,864,587

	Software - 0.1%
541,000	Fidelity National Information Services, Inc. 2.25%, 08/15/2021	521,218

	Telecommunications - 1.1%
2,000,000	AT&T, Inc. 2.80%, 02/17/2021	1,970,987
5,500,000	Nokia Oyj 3.38%, 06/12/2022	5,307,500
3,652,188	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)(12)	3,633,927

		10,912,414

	Transportation - 1.2%
3,450,000	AP Moller - Maersk A/S 2.55%, 09/22/2019(1)	3,416,599
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,500,000	2.70%, 03/14/2023(1)	1,416,549
1,000,000	3.20%, 07/15/2020(1)	994,326
1,250,000	3.90%, 02/01/2024(1)	1,228,111
2,000,000	4.13%, 08/01/2023(1)	2,002,356
	Ryder System, Inc.
1,270,000	2.25%, 09/01/2021	1,224,495
1,075,000	2.45%, 09/03/2019	1,067,973

		11,350,409

	Trucking & Leasing - 0.3%
2,650,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	2,626,148

	Total Corporate Bonds (cost $517,837,663)	$509,671,006

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Foreign Government Obligations - 0.5%
	Qatar - 0.2%
$ 1,960,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	$1,967,252

	Saudi Arabia - 0.3%
2,810,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	2,702,489

	Total Foreign Government Obligations (cost $4,728,808)	$4,669,741

Municipal Bonds - 0.9%
	General Obligation - 0.4%
2,805,000	Cook County, IL 4.74%, 11/15/2022	$2,920,342
1,175,000	Illinois State, GO 5.88%, 03/01/2019	1,192,977

		4,113,319

	Higher Education - 0.3%
2,630,000	Chicago Board of Education 5.28%, 12/01/2022	2,602,885

	Transportation - 0.2%
1,750,000	Alameda Corridor Transportation Auth 0.00%, 10/01/2022(7)	1,480,237

	Total Municipal Bonds (cost $8,298,394)	$8,196,441

Senior Floating Rate Interests - 20.4%(8)
	Advertising - 0.1%
1,650,966	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/26/2021	$1,284,138

	Aerospace/Defense - 0.6%
1,432,800	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.57%, 12/11/2024	1,435,035
544,255	Fly Funding S.a.r.l. 3 mo. USD LIBOR + 2.000%, 4.37%, 02/09/2023	543,803
3,828,333	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 06/09/2023	3,828,831

		5,807,669

	Airlines - 0.4%
	American Airlines, Inc.
1,557,559	1 mo. USD LIBOR + 1.750%, 3.83%, 06/27/2025	1,530,302
980,000	1 mo. USD LIBOR + 2.000%, 4.07%, 04/28/2023	975,100
970,000	1 mo. USD LIBOR + 2.000%, 4.09%, 10/12/2021	969,311

		3,474,713

	Auto Manufacturers - 0.1%
359,777	FCA U.S. LLC 1 mo. USD LIBOR + 2.000%, 4.07%, 12/31/2018	360,075
716,400	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.60%, 11/06/2024	716,400

		1,076,475

	Beverages - 0.1%
948,329	Jacobs Douwe Egberts International B.V. 3 mo. USD LIBOR + 2.250%, 4.63%, 07/02/2022	951,885

	Biotechnology - 0.0%
292,912	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.33%, 05/15/2022	292,730

	Chemicals - 0.6%
1,094,719	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 1.750%, 4.08%, 06/01/2024	1,093,963
315,810	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.83%, 04/03/2025	314,626

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

EUR 159,200	Diamond (BC) B.V. EURIBOR + 3.250%, 3.25%, 09/06/2024	$182,030
$ 310,750	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.40%, 02/14/2024	311,915
1,264,369	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.58%, 06/09/2023	1,270,691
216,298	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.08%, 09/22/2024	217,301
499,148	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.08%, 09/22/2024	501,464
805,239	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 07/01/2024	807,124
830,000	WR Grace & Co. 3 mo. USD LIBOR + 1.750%, 4.08%, 04/03/2025	831,660

		5,530,774

	Coal - 0.1%
792,261	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	792,261

	Commercial Services - 1.6%
593,513	Aramark Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.08%, 03/11/2025	594,005
635,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	636,060
EUR 945,000	Blitz F18-675 GmbH EURIBOR + 3.750%, 0.00%, 07/31/2025(9)	1,100,715
$ 724,660	Brickman Group Ltd. LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 12/18/2020	725,565
612,929	Bright Horizons Family Solutions, Inc. 1 mo. USD LIBOR + 2.000%, 3.83%, 11/07/2023	612,420
320,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 06/30/2025(9)	320,800
988,585	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.83%, 06/30/2023	985,906
511,473	KAR Auction Services, Inc. 3 mo. USD LIBOR + 2.500%, 4.63%, 03/09/2023	512,113
674,982	ON Assignment, Inc. 4.08%, 04/02/2025	674,476
1,683,897	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/15/2023	1,681,792
1,996,334	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2023	1,996,334
507,275	ServiceMaster Co. 1 mo. USD LIBOR + 2.500%, 4.58%, 11/08/2023	507,148
EUR 630,000	Techem GmbH EURIBOR + 3.000%, 0.00%, 10/02/2024(9)	734,193
$ 1,801,800	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 05/01/2024	1,802,773
1,825,372	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 04/10/2023	1,829,169
738,750	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 12/07/2023	739,363

		15,452,832

	Distribution/Wholesale - 0.1%
289,275	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.35%, 01/02/2025	288,853
530,000	Reece Ltd. 1 mo. USD LIBOR + 2.000%, 4.34%, 07/02/2025	530,000

		818,853

	Diversified Financial Services - 0.9%
1,377,563	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.83%, 04/04/2024	1,379,574
947,625	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	944,365

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 685,000	Delos Finance S.a.r.l. 3 mo. USD LIBOR + 1.750%, 4.08%, 10/06/2023	$685,856
656,323	Fortress Investment Group LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/27/2022	656,487
EUR 621,771	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	719,113
261,025	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/08/2024	260,453
448,175	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 10/12/2023	448,735
1,019,301	RPI Finance Trust 3 mo. USD LIBOR + 2.000%, 4.33%, 03/27/2023	1,021,055
405,109	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	406,122
	Vantiv LLC
477,503	1 mo. USD LIBOR + 1.750%, 3.82%, 10/14/2023	476,706
1,341,638	3 mo. USD LIBOR + 1.750%, 3.82%, 08/09/2024	1,339,129

		8,337,595

	Electric - 0.3%
485,650	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.83%, 06/02/2024	489,088
2,266,627	NRG Energy, Inc. 3 mo. USD LIBOR + 1.750%, 4.08%, 06/30/2023	2,260,847

		2,749,935

	Electrical Components & Equipment - 0.1%
1,040,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(9)	1,046,666

	Energy-Alternate Sources - 0.5%
790,020	AES Corp. 3 mo. USD LIBOR + 1.750%, 4.07%, 05/31/2022	788,472
1,545,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 5.84%, 10/31/2024	1,550,794
363,175	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 10/30/2024	356,932
282,167	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.58%, 12/31/2023	282,449
817,550	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 08/04/2023	815,849
615,000	Vistra Energy Corp. 1 mo. USD LIBOR + 2.000%, 4.07%, 12/31/2025	613,309

		4,407,805

	Engineering & Construction - 0.2%
1,980,000	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.60%, 06/21/2024	1,988,672

	Entertainment - 0.3%
482,020	CityCenter Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.33%, 04/18/2024	482,353
1,068,603	Hilton Worldwide Finance LLC 1 mo. USD LIBOR + 1.750%, 3.81%, 10/25/2023	1,072,055
517,715	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.90%, 08/14/2024	517,787
1,015,000	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 3.83%, 05/30/2025	1,017,223

		3,089,418

	Environmental Control - 0.3%
1,183,323	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.19%, 11/10/2023	1,183,773
1,747,450	Clean Harbors, Inc. 1 mo. USD LIBOR + 1.750%, 3.83%, 06/27/2024	1,746,716

		2,930,489

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Food - 0.4%
$ 235,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	$234,706
1,421,969	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.84%, 10/30/2022	1,419,935
1,940,400	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 05/24/2024	1,940,187

		3,594,828

	Healthcare-Products - 0.4%
2,842,500	Alkermes, Inc. 3 mo. USD LIBOR + 2.250%, 4.35%, 03/23/2023	2,849,606
486,325	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 09/27/2024	484,623
486,338	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 09/07/2023	355,469

		3,689,698

	Healthcare-Services - 0.8%
1,099,329	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 12/01/2023	1,098,185
689,473	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.500%, 0.00%, 07/02/2025(9)	694,643
575,054	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.58%, 08/18/2022	575,054
1,847,089	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 06/07/2023	1,846,628
387,075	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/02/2024	386,994
1,162,844	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 08/01/2024	1,161,751
1,120,813	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/06/2024	1,088,589
1,062,750	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 12/31/2022	1,044,821

		7,896,665

	Household Products - 0.1%
611,925	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.08%, 09/06/2024	598,922
161,466	Prestige Brands, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 01/26/2024	161,610

		760,532

	Insurance - 0.8%
	Asurion LLC
2,773,077	1 mo. USD LIBOR + 3.000%, 5.08%, 08/04/2022	2,771,579
900,678	1 mo. USD LIBOR + 3.000%, 5.08%, 11/03/2023	899,048
865,000	1 mo. USD LIBOR + 6.500%, 8.58%, 08/04/2025	877,076
239,400	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.58%, 03/07/2023	243,740
1,385,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	1,383,615
1,742,361	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.33%, 05/16/2024	1,736,699

		7,911,757

	Leisure Time - 0.9%
3,008,270	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 12/22/2024	3,019,070
2,733,990	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/01/2024	2,716,219
910,562	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.40%, 04/17/2024	910,180
1,681,550	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 10/20/2024	1,679,448

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 776,100	NCL Corp. Ltd. 1 mo. USD LIBOR + 1.750%, 3.82%, 10/10/2021	$777,070

		9,101,987

	Lodging - 0.6%
1,153,135	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.45%, 09/15/2023	1,158,901
1,716,375	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/06/2024	1,713,697
699,287	Four Seasons Hotels Ltd. 1 mo. USD LIBOR + 2.000%, 4.08%, 11/30/2023	698,791
149,625	Las Vegas Sands LLC 1 mo. USD LIBOR + 1.750%, 3.83%, 03/27/2025	149,251
1,709,922	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 06/08/2023	1,713,718

		5,434,358

	Machinery - Construction & Mining - 0.0%
318,909	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 03/23/2025	321,141

	Machinery-Diversified - 0.3%
1,245,317	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.83%, 07/30/2024	1,247,583
1,050,398	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 04/01/2024	1,052,320
	Zodiac Pool Solutions LLC
EUR 530,000	EURIBOR + 2.750%, 2.75%, 07/02/2025	612,269
$ 315,000	1 mo. USD LIBOR + 2.250%, 4.33%, 07/02/2025	314,868

		3,227,040

	Media - 2.6%
1,744,641	Advantage Sales & Marketing, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 07/23/2021	1,647,604
863,475	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.82%, 01/31/2026	837,571
1,652,244	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 04/30/2025	1,652,624
	CSC Holdings LLC
935,656	1 mo. USD LIBOR + 2.250%, 4.32%, 07/17/2025	929,808
553,613	1 mo. USD LIBOR + 2.500%, 4.57%, 01/25/2026	552,688
673,313	Lamar Media Corp. 1 mo. USD LIBOR + 1.750%, 3.88%, 03/14/2025	673,871
497,500	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 4.85%, 10/04/2024	496,799
578,550	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/31/2025	579,915
66,401	Mission Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 01/17/2024	66,422
498,094	Nexstar Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 01/17/2024	498,248
	Numericable Group S.A.
725,813	1 mo. USD LIBOR + 2.750%, 4.82%, 07/31/2025	690,974
1,704,147	3 mo. USD LIBOR + 3.000%, 5.07%, 01/31/2026	1,647,484
1,202,988	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	1,193,219
680,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 08/17/2024	682,550
1,985,000	Sinclair Television Group, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 12/12/2024(9)	1,979,541
1,100,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 08/15/2026	1,093,433
1,468,514	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/27/2024	1,466,679
	Unitymedia Finance LLC
1,125,000	1 mo. USD LIBOR + 2.250%, 4.32%, 09/30/2025	1,121,839
820,000	1 mo. USD LIBOR + 2.250%, 4.32%, 01/15/2026	817,491

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,500,000	Unitymedia Hessen GmbH & Co. KG 1 mo. USD LIBOR + 2.000%, 4.07%, 06/01/2023	$1,495,005
1,000,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	995,250
2,325,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	2,321,838
970,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.57%, 04/15/2025	963,938

		24,404,791

	Metal Fabricate/Hardware - 0.1%
633,686	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.31%, 08/21/2024	634,548

	Miscellaneous Manufacturing - 0.2%
EUR 675,000	CTC AcquiCo GmbH EURIBOR + 3.000%, 3.00%, 03/07/2025	779,232
$ 1,254,790	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.09%, 10/20/2024	1,254,262

		2,033,494

	Oil & Gas - 0.4%
514,800	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.42%, 06/24/2024	492,118
730,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.83%, 12/31/2022	741,556
645,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.58%, 08/23/2021	673,702
1,714,390	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 4.06%, 02/02/2024	1,708,613
700,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.34%, 09/27/2024	702,429

		4,318,418

	Oil & Gas Services - 0.1%
1,179,583	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 5.08%, 11/23/2020	1,158,209

	Packaging & Containers - 0.7%
	Berry Global, Inc.
1,071,137	3 mo. USD LIBOR + 1.750%, 3.92%, 02/08/2020	1,072,112
968,010	1 mo. USD LIBOR + 2.000%, 4.08%, 10/01/2022	969,462
	Crown Americas LLC
EUR 310,000	EURIBOR + 2.375%, 2.38%, 04/03/2025	362,397
$ 425,000	3 mo. USD LIBOR + 2.000%, 4.08%, 04/03/2025	425,850
	Flex Acquisition Co., Inc.	967,750
	3 mo. USD LIBOR + 3.000%, 5.34%, 12/29/2023	965,853
415,000	1 mo. USD LIBOR + 3.250%, 5.75%, 06/29/2025	414,481
248,750	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 4.33%, 10/31/2024	248,750
411,888	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 10/14/2024	410,565
2,218,313	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/05/2023	2,224,923

		7,094,393

	Pharmaceuticals - 0.4%
1,475,100	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.38%, 04/29/2024	1,475,410
	IQVIA, Inc.
EUR 595,000	EURIBOR + 2.000%, 2.50%, 06/07/2025	691,936
$ 524,008	3 mo. USD LIBOR + 2.000%, 4.33%, 03/07/2024	524,443
148,875	3 mo. USD LIBOR + 2.000%, 4.33%, 01/17/2025	148,549
795,000	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.09%, 06/01/2025	795,708

		3,636,046

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Real Estate - 0.4%
$ 998,247	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.49%, 11/04/2021	$998,477
1,105,411	KFC Holding Co. 1 mo. USD LIBOR + 1.750%, 3.83%, 04/03/2025	1,103,476
1,345,909	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/20/2024	1,346,959

		3,448,912

	REITS - 0.2%
2,082,075	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.08%, 04/25/2023	2,083,054

	Retail - 1.5%
1,560,577	Albertsons LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 08/25/2021	1,553,835
2,641,563	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/31/2023	2,628,064
347,975	B&G Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 11/02/2022	348,782
1,199,858	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/16/2024	1,198,610
1,010,484	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.08%, 09/25/2024	1,018,376
	Coty, Inc.
EUR 795,000	EURIBOR + 2.500%, 2.50%, 04/05/2025	920,467
$ 1,908,313	1 mo. USD LIBOR + 2.250%, 4.35%, 04/07/2025	1,860,014
1,041,459	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.500%, 4.57%, 01/28/2023	1,039,834
993,129	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.34%, 10/25/2020	875,295
683,927	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 5.10%, 03/11/2022	567,311
870,625	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.36%, 09/12/2024	862,171
1,192,123	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 06/27/2023	1,191,134

		14,063,893

	Semiconductors - 0.3%
247,279	Entegris, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 04/30/2021	247,897
533,264	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 2.500%, 4.57%, 04/04/2024	531,931
917,647	MaxLinear, Inc. 1 mo. USD LIBOR + 2.500%, 4.57%, 05/12/2024	921,088
920,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	921,840
580,780	ON Semiconductor Corp. 1 mo. USD LIBOR + 1.750%, 3.83%, 03/31/2023	581,105

		3,203,861

	Software - 2.1%
1,096,713	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.81%, 06/13/2024	1,081,117
1,699,716	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.10%, 10/19/2024	1,696,622
1,001,686	CDW LLC 3 mo. USD LIBOR + 1.750%, 3.83%, 08/17/2023	1,002,077
1,481,250	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2024	1,478,376
1,009,637	Dell, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 09/07/2023	1,009,718
	First Data Corp.
3,564,722	1 mo. USD LIBOR + 2.000%, 4.07%, 07/08/2022	3,564,295
824,950	1 mo. USD LIBOR + 2.000%, 4.07%, 04/26/2024	824,562
1,668,670	Global Payments, Inc. 1 mo. USD LIBOR + 1.750%, 3.83%, 04/21/2023	1,670,055

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,522,947	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 02/15/2024	$1,525,612
332,392	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 07/01/2022	333,223
561,489	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/01/2022	562,089
120,762	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	120,044
815,533	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	810,689
1,056,128	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	1,058,769
826,650	Verint Systems Inc. 1 mo. USD LIBOR + 2.000%, 4.09%, 06/28/2024	826,650
2,185,400	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 06/30/2023	2,185,050

		19,748,948

	Telecommunications - 0.8%
1,993,500	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/22/2024	1,996,271
2,636,625	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.63%, 02/02/2024	2,635,966
1,929,845	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/15/2024	1,871,950
708,419	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 01/19/2024	710,820

		7,215,007

	Total Senior Floating Rate Interests (cost $195,968,827)	$195,014,490

U.S. Government Agencies - 4.1%
	Mortgage-Backed Agencies - 4.1%
	FHLMC - 1.6%
$ 6,925,204	3.00%, 04/01/2031	$6,857,087
5,000,000	1.13%, 08/12/2021	4,755,660
2,572,797	3.82%, 05/25/2048(1)(2)	2,570,277
877,869	3.50%, 04/01/2027	885,515
11,306,575	1.58%, 07/25/2021(2)(5)	443,202
860,419	1.85%, 08/25/2018(2)(5)	9

		15,511,750

	FNMA - 2.5%
4,243,620	3.50%, 12/01/2026	4,297,133
4,497,033	3.00%, 12/01/2030	4,458,337
2,263,033	3.00%, 08/01/2027	2,255,736
589,842	3.50%, 12/01/2028	597,404
3,024,965	3.00%, 03/01/2031	2,998,935
1,619,157	3.00%, 02/01/2031	1,605,225
1,817,310	3.50%, 11/01/2026	1,834,356
5,600,000	3.50%, 08/01/2033(10)	5,649,437

		23,696,563

	GNMA - 0.0%
221,818	5.00%, 08/20/2039	230,514

		39,438,827

	Total U.S. Government Agencies (cost $40,315,627)	$39,438,827

	Total Long-Term Investments (cost $943,790,304)	$931,346,019

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 2.9%
27,971,613	Fidelity Institutional Government Fund, Institutional Class, 1.79%(11)	$27,971,613

	Securities Lending Collateral - 0.2%
73,250	Citibank NA DDCA, 1.91%, 8/1/2018(11)	73,250

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

753,070	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(11)		$753,070
301,655	Invesco Government & Agency Portfolio, 1.81%(11)		301,655
155,493	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(11)		155,493
181,532	Western Asset Institutional Government Class A Fund, 1.76%(11)		181,532

			1,465,000

	Total Short-Term Investments (cost $29,436,613)		$29,436,613

	Total Investments (cost $973,226,917)	100.6%	$960,782,632
	Other Assets and Liabilities	(0.6)%	(5,592,909)

	Total Net Assets	100.0%	$955,189,723

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $321,582,998, which represented 33.7% of total net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(7)	Security is a zero-coupon bond.
(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Represents or includes a TBA transaction.
(11)	Current yield as of period end.
(12)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $9,485,918, which represented 1.0% of total net assets.

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	526	09/28/2018	$111,183,250	$(182,337)

Short position contracts:
U.S. Treasury 5-Year Note Future	845	09/28/2018	$95,590,625	$209,486
U.S. Treasury 10-Year Note Future	48	09/19/2018	5,732,250	(11,730)
U.S. Treasury Long Bond Future	7	09/19/2018	1,000,781	(7,289)

Total				$190,467

Total futures contracts				$8,130

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
7,708,543	USD	6,575,000	EUR	SSG	08/31/18	$ 1,789	$ —

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Short Duration Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$174,355,514	$—	$174,355,514	$—
Corporate Bonds	509,671,006	—	509,671,006	—
Foreign Government Obligations	4,669,741	—	4,669,741	—
Municipal Bonds	8,196,441	—	8,196,441	—
Senior Floating Rate Interests	195,014,490	—	195,014,490	—
U.S. Government Agencies	39,438,827	—	39,438,827	—
Short-Term Investments	29,436,613	29,436,613	—	—
Foreign Currency Contracts(2)	1,789	—	1,789	—
Futures Contracts(2)	209,486	209,486	—	—

Total	$960,993,907	$29,646,099	$931,347,808	$—

Liabilities
Futures Contracts(2)	$(201,356)	$(201,356)	$—	$—

Total	$(201,356)	$(201,356)	$—	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Small Cap Core Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.2%
	Banks - 8.9%
3,312	Bank of NT Butterfield & Son Ltd.	$163,812
10,182	Berkshire Hills Bancorp., Inc.	413,389
17,518	Cadence BanCorp.	477,015
19,781	Cathay General Bancorp.	822,692
16,920	Essent Group Ltd.*	649,728
19,931	Fidelity Southern Corp.	476,949
171,347	First BanCorp.*	1,408,472
9,415	Hancock Holding Corp.	473,104
1,000	Heartland Financial USA, Inc.	58,750
26,883	Hope Bancorp, Inc.	451,097
7,852	Live Oak Bancshares, Inc.	223,389
9,224	Merchants Bancorp.	226,080
4,398	Metropolitan Bank Holding Corp.*	216,118
63,345	MGIC Investment Corp.*	790,546
38,265	OFG Bancorp.	637,112
21,110	Opus Bank	597,413
6,413	Popular, Inc.	318,277
1,000	Preferred Bank	62,240
30,822	Radian Group, Inc.	590,241
8,981	Walker & Dunlop, Inc.	532,214
7,692	Wintrust Financial Corp.	674,819

		10,263,457

	Capital Goods - 7.1%
10,860	American Railcar Industries, Inc.(1)	494,890
7,200	Apogee Enterprises, Inc.	365,472
5,041	Applied Industrial Technologies, Inc.	376,311
12,208	Atkore International Group, Inc.*	288,841
28,403	Briggs & Stratton Corp.	502,449
2,218	Caesarstone Ltd.(1)	34,934
5,000	Columbus McKinnon Corp.	205,800
26,473	Continental Building Products, Inc.*	844,489
10,654	EMCOR Group, Inc.	819,825
6,415	EnerSys	526,479
35,236	Enphase Energy, Inc.*(1)	209,654
8,659	Generac Holdings, Inc.*	465,421
3,300	Greenbrier Cos., Inc.	186,945
24,639	Harsco Corp.*	624,599
5,846	Hyster-Yale Materials Handling, Inc.	384,433
7,949	LB Foster Co. Class A*	195,148
28,854	Meritor, Inc.*	594,392
17,197	NCI Building Systems, Inc.*	274,292
11,456	Rush Enterprises, Inc. Class A*	516,551
16,223	Titan Machinery, Inc.*	245,616

		8,156,541

	Commercial & Professional Services - 4.8%
28,724	ACCO Brands Corp.	367,667
2,373	Barrett Business Services, Inc.	218,031
23,189	Ennis, Inc.	504,361
13,097	FTI Consulting, Inc.*	1,034,139
6,028	Heidrick & Struggles International, Inc.	246,545
15,216	Herman Miller, Inc.	575,926
4,481	Insperity, Inc.	426,143
21,260	LSC Communications, Inc.	319,325
2,788	McGrath Rent Corp.	165,551
46,869	Quad/Graphics, Inc.	963,627
67,839	RR Donnelley & Sons Co.	400,250
12,212	TrueBlue, Inc.*	330,335

		5,551,900

	Consumer Durables & Apparel - 3.8%
14,626	Beazer Homes USA, Inc.*	187,359
31,073	Crocs, Inc.*	562,732

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

6,034	CSS Industries, Inc.	$96,242
10,354	Deckers Outdoor Corp.*	1,168,242
14,707	Ethan Allen Interiors, Inc.	330,908
14,550	Fossil Group, Inc.*	381,210
16,386	KB Home	389,168
16,565	La-Z-Boy, Inc.	505,232
11,769	Movado Group, Inc.	586,096
11,757	ZAGG, Inc.*	175,179

		4,382,368

	Consumer Services - 4.1%
19,512	American Public Education, Inc.*	860,479
3,987	BJ’s Restaurants, Inc.	252,178
12,636	Bloomin’ Brands, Inc.	244,380
3,400	Brinker International, Inc.	160,378
21,469	Cambium Learning Group, Inc.*	254,622
3,919	Dine Brands Global, Inc.	278,367
1,850	Grand Canyon Education, Inc.*	215,580
24,649	International Speedway Corp. Class A	1,067,302
17,647	K12, Inc.*	288,705
13,177	Penn National Gaming, Inc.*	422,323
24,621	Ruth’s Hospitality Group, Inc.	712,778

		4,757,092

	Diversified Financials - 4.9%
27,536	AG Mortgage Investment Trust, Inc. REIT	537,778
27,824	Apollo Commercial Real Estate Finance, Inc. REIT	531,160
38,255	ARMOUR Residential, Inc. REIT	909,321
46,519	Banco Latinoamericano de Comercio Exterior S.A. ADR	1,105,757
16,506	Cherry Hill Mortgage Investment Corp. REIT	304,041
23,635	Chimera Investment Corp. REIT	451,428
7,046	Enova International, Inc.*	218,426
7,551	Evercore, Inc. Class A	853,263
40,728	Invesco Mortgage Capital, Inc. REIT	675,678

		5,586,852

	Energy - 4.6%
2,919	Arch Coal, Inc. Class A	246,918
6,329	CVR Energy, Inc.(1)	248,666
26,265	Delek U.S. Holdings, Inc.	1,400,450
903	Exterran Corp.*	25,031
16,406	Par Pacific Holdings, Inc.*	287,269
14,200	Peabody Energy Corp.	603,358
28,853	Renewable Energy Group, Inc.*	491,944
9,105	REX American Resources Corp.*	701,085
29,228	Rowan Cos. plc Class A*	423,222
118,579	W&T Offshore, Inc.*	822,938

		5,250,881

	Food & Staples Retailing - 0.2%
4,860	Weis Markets, Inc.(1)	248,492

	Food, Beverage & Tobacco - 0.5%
1,583	Boston Beer Co., Inc. Class A*	435,246
7,423	Vector Group Ltd.	136,954

		572,200

	Health Care Equipment & Services - 7.7%
11,216	AngioDynamics, Inc.*	237,106
3,703	Chemed Corp.	1,170,259
44,143	Community Health Systems, Inc.*(1)	147,438
9,835	Encompass Health Corp.	743,821
2,890	Haemonetics Corp.*	282,180
16,045	HealthStream, Inc.	450,543
3,306	Integer Holdings Corp.*	236,214
20,265	Meridian Bioscience, Inc.	320,187
7,563	Molina Healthcare, Inc.*	787,233
18,284	Quality Systems, Inc.*	368,057

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

34,330	R1 RCM, Inc.*	$275,327
24,041	RadNet, Inc.*	322,149
4,805	SurModics, Inc.*	282,534
9,673	Tenet Healthcare Corp.*	363,995
37,888	Triple-S Management Corp. Class B*	1,345,403
5,830	WellCare Health Plans, Inc.*	1,559,058

		8,891,504

	Household & Personal Products - 3.2%
8,665	Medifast, Inc.	1,487,607
8,907	Nu Skin Enterprises, Inc. Class A	648,875
11,710	USANA Health Sciences, Inc.*	1,548,648

		3,685,130

	Insurance - 2.1%
21,406	Ambac Financial Group, Inc.*	437,111
24,495	American Equity Investment Life Holding Co.	875,206
23,101	Assured Guaranty Ltd.	899,091
2,938	Kemper Corp.	234,452

		2,445,860

	Materials - 3.7%
29,537	Domtar Corp.	1,424,274
17,843	Kronos Worldwide, Inc.	405,750
17,761	Louisiana-Pacific Corp.	478,126
6,702	Materion Corp.	420,216
24,235	Mercer International, Inc.	435,018
7,242	Schnitzer Steel Industries, Inc. Class A	238,624
6,455	Stepan Co.	565,329
21,235	SunCoke Energy, Inc.*	242,291

		4,209,628

	Media - 1.7%
72,778	Entravision Communications Corp. Class A	352,973
70,322	Gannett Co., Inc.	743,304
20,738	New Media Investment Group, Inc.	373,077
2,000	tronc, Inc.*	31,280
6,220	World Wrestling Entertainment, Inc. Class A	492,064

		1,992,698

	Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
15,009	Acorda Therapeutics, Inc.*	374,474
13,089	AMAG Pharmaceuticals, Inc.*	288,612
52,097	ArQule, Inc.*	259,443
32,605	Calithera Biosciences, Inc.*	145,092
18,514	ChemoCentryx, Inc.*	214,022
15,586	Concert Pharmaceuticals, Inc.*	249,220
30,717	CytomX Therapeutics, Inc.*	809,086
3,300	Eagle Pharmaceuticals, Inc.*	261,525
7,672	Editas Medicine, Inc.*	228,165
18,029	Emergent BioSolutions, Inc.*	979,876
9,080	Enanta Pharmaceuticals, Inc.*	885,482
23,415	Halozyme Therapeutics, Inc.*	423,811
10,244	Heron Therapeutics, Inc.*	383,638
59,414	Horizon Pharma plc*	1,047,469
33,232	ImmunoGen, Inc.*	309,058
5,872	Lannett Co., Inc.*(1)	74,868
18,746	Luminex Corp.	634,740
10,298	MacroGenics, Inc.*	212,654
15,060	Mallinckrodt plc*	353,157
7,699	Medpace Holdings, Inc.*	472,488
62,900	Novavax, Inc.*	79,883
279,167	PDL BioPharma, Inc.*	700,709
57,352	Pieris Pharmaceuticals, Inc.*(1)	314,862
9,528	PTC Therapeutics, Inc.*	362,731
13,401	Retrophin, Inc.*	370,404
6,277	Revance Therapeutics, Inc.*	180,464

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

13,168	Voyager Therapeutics, Inc.*	$248,348

		10,864,281

	Real Estate - 7.4%
12,263	Agree Realty Corp. REIT	652,882
25,465	CareTrust, Inc. REIT	430,613
23,394	Chesapeake Lodging Trust REIT	749,076
16,113	Global Net Lease, Inc. REIT	340,951
27,342	Hersha Hospitality Trust REIT	590,314
7,570	Hospitality Properties Trust REIT	214,004
24,527	Independence Realty Trust, Inc. REIT	248,949
6,797	National Health Investors, Inc. REIT	508,687
22,614	Pebblebrook Hotel Trust REIT(1)	871,770
16,385	Piedmont Office Realty Trust, Inc. Class A, REIT	324,095
21,415	Ramco-Gershenson Properties Trust REIT	281,607
24,274	Sabra Healthcare, Inc. REIT	524,561
66,788	Select Income REIT	1,392,530
24,800	Summit Hotel Properties, Inc. REIT	350,920
41,783	Washington Prime Group, Inc. REIT	335,518
30,095	Xenia Hotels & Resorts, Inc. REIT	734,017

		8,550,494

	Retailing - 4.8%
16,959	Abercrombie & Fitch Co. Class A	401,759
55,122	Ascena Retail Group, Inc.*	202,849
10,600	Barnes & Noble, Inc.	64,660
39,165	Buckle, Inc.(1)	941,918
23,307	Cato Corp. Class A	580,344
27,217	Chico’s FAS, Inc.	236,788
6,121	DSW, Inc. Class A	167,960
5,634	Genesco, Inc.*	229,304
10,744	Guess?, Inc.	243,459
24,574	J. Jill, Inc.*	201,261
5,300	Liberty Expedia Holdings, Inc. Class A*	255,301
18,267	Liberty TripAdvisor Holdings, Inc. Class A*	304,146
74,911	Office Depot, Inc.	188,027
4,755	RH*(1)	646,014
5,207	Shoe Carnival, Inc.	163,344
4,754	Shutterfly, Inc.*	391,064
13,996	Tailored Brands, Inc.	282,159

		5,500,357

	Semiconductors & Semiconductor Equipment - 3.2%
91,908	Amkor Technology, Inc.*	797,761
27,932	Entegris, Inc.	981,810
300	MKS Instruments, Inc.	28,290
29,517	Photronics, Inc.*	265,653
7,194	Rudolph Technologies, Inc.*	205,748
33,498	Teradyne, Inc.	1,448,789

		3,728,051

	Software & Services - 10.6%
11,553	Bottomline Technologies de, Inc.*	622,707
12,920	Cardtronics plc Class A*	327,134
9,129	Convergys Corp.	224,573
12,087	eGain Corp.*	157,131
14,500	Etsy, Inc.*	592,470
11,652	EVERTEC, Inc.	271,492
50,686	Glu Mobile, Inc.*	270,156
3,622	ManTech International Corp. Class A	216,777
23,204	MAXIMUS, Inc.	1,503,851
4,411	MicroStrategy, Inc. Class A*	574,092
26,987	Net 1 UEPS Technologies, Inc.*	252,059
35,950	Progress Software Corp.	1,322,601
9,516	Qualys, Inc.*	828,844
33,393	QuinStreet, Inc.*	442,791
20,307	Shutterstock, Inc.*	935,543

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

3,498	SPS Commerce, Inc.*	$300,093
29,207	Sykes Enterprises, Inc.*	866,280
42,258	Synchronoss Technologies, Inc.*	178,751
17,403	TechTarget, Inc.*	494,593
19,241	Travelport Worldwide Ltd.	363,655
3,529	TTEC Holdings, Inc.	113,457
35,307	Unisys Corp.*(1)	453,695
6,660	Virtusa Corp.*	351,848
13,089	XO Group, Inc.*	368,848
2,932	Yelp, Inc.*	108,132

		12,141,573

	Technology Hardware & Equipment - 2.2%
7,646	Comtech Telecommunications Corp.	256,906
11,538	Immersion Corp.*	161,994
4,599	Plantronics, Inc.	315,767
4,589	Tech Data Corp.*	382,768
54,776	Vishay Intertechnology, Inc.	1,369,400

		2,486,835

	Telecommunication Services - 1.4%
6,021	Boingo Wireless, Inc.*	139,145
43,677	Telephone & Data Systems, Inc.	1,102,844
27,702	Vonage Holdings Corp.*	354,863

		1,596,852

	Transportation - 1.6%
8,463	ArcBest Corp.	393,953
4,730	Avis Budget Group, Inc.*	164,841
7,756	Covenant Transportation Group, Inc. Class A*	224,769
7,898	Echo Global Logistics, Inc.*	272,086
20,295	Hawaiian Holdings, Inc.	813,829

		1,869,478

	Utilities - 1.3%
10,960	El Paso Electric Co.	682,808
1,373	ONE Gas, Inc.	105,776
5,459	PNM Resources, Inc.	214,812
9,700	Portland General Electric Co.	439,992

		1,443,388

	Total Common Stocks (cost $95,207,143)	$114,175,912

	Total Long-Term Investments (cost $95,207,143)	$114,175,912

Short-Term Investments - 4.0%
	Other Investment Pools & Funds - 1.0%
1,134,798	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(2)	$1,134,798

	Securities Lending Collateral - 3.0%
175,324	Citibank NA DDCA, 1.91%, 8/1/2018(2)	175,324
1,802,469	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(2)	1,802,469
722,011	Invesco Government & Agency Portfolio, 1.82%(2)	722,011
372,172	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(2)	372,172
434,495	Western Asset Institutional Government Class A Fund, 1.76%(2)	434,495

		3,506,471

	Total Short-Term Investments (cost $4,641,269)	$4,641,269

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments (cost $99,848,412)	103.2%	$118,817,181
Other Assets and Liabilities	(3.2)%	(3,645,170)

Total Net Assets	100.0%	$115,172,011

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$10,263,457	$10,263,457	$—	$—
Capital Goods	8,156,541	8,156,541	—	—
Commercial & Professional Services	5,551,900	5,551,900	—	—
Consumer Durables & Apparel	4,382,368	4,382,368	—	—
Consumer Services	4,757,092	4,757,092	—	—
Diversified Financials	5,586,852	5,586,852	—	—
Energy	5,250,881	5,250,881	—	—
Food & Staples Retailing	248,492	248,492	—	—
Food, Beverage & Tobacco	572,200	572,200	—	—
Health Care Equipment & Services	8,891,504	8,891,504	—	—
Household & Personal Products	3,685,130	3,685,130	—	—
Insurance	2,445,860	2,445,860	—	—
Materials	4,209,628	4,209,628	—	—
Media	1,992,698	1,992,698	—	—
Pharmaceuticals, Biotechnology & Life Sciences	10,864,281	10,864,281	—	—
Real Estate	8,550,494	8,550,494	—	—
Retailing	5,500,357	5,500,357	—	—
Semiconductors & Semiconductor Equipment	3,728,051	3,728,051	—	—
Software & Services	12,141,573	12,141,573	—	—
Technology Hardware & Equipment	2,486,835	2,486,835	—	—
Telecommunication Services	1,596,852	1,596,852	—	—
Transportation	1,869,478	1,869,478	—	—
Utilities	1,443,388	1,443,388	—	—
Short-Term Investments	4,641,269	4,641,269	—	—

Total	$118,817,181	$118,817,181	$—	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

The Hartford Small Company Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 90.8%
	Automobiles & Components - 0.1%
3,611	Cooper Tire & Rubber Co.	$103,094
4,155	Tenneco, Inc.	191,545
1,324	Visteon Corp.*	155,014

		449,653

	Banks - 6.1%
169,300	BancorpSouth Bank	5,569,970
174,173	CenterState Bank Corp.	4,833,301
1,418	FCB Financial Holdings, Inc. Class A*	72,318
2,993	First Busey Corp.	94,938
3,708	First Hawaiian, Inc.	104,788
2,766	Great Western Bancorp, Inc.	115,757
2,003	IBERIABANK Corp.	166,449
416,476	MGIC Investment Corp.*	5,197,621
270,182	Sterling Bancorp	5,998,040
61,179	Texas Capital Bancshares, Inc.*	5,555,053
2,420	Triumph Bancorp, Inc.*	92,807
136,423	Union Bankshares Corp.	5,526,496

		33,327,538

	Capital Goods - 10.8%
266,601	Actuant Corp. Class A	7,611,459
4,548	Aerojet Rocketdyne Holdings, Inc.*	153,268
49,935	Altra Industrial Motion Corp.	2,192,146
1,472	American Woodmark Corp.*	122,838
2,246	Applied Industrial Technologies, Inc.	167,664
2,601	Armstrong World Industries, Inc.*	176,608
1,790	Astec Industries, Inc.	87,943
64,121	Axon Enterprise, Inc.*	4,355,740
2,255	AZZ, Inc.	122,221
98,993	Beacon Roofing Supply, Inc.*	4,165,625
4,589	BMC Stock Holdings, Inc.*	100,958
97,099	EnerSys	7,968,915
3,900	Evoqua Water Technologies Corp.*	83,226
3,477	Generac Holdings, Inc.*	186,889
160,515	ITT, Inc.	9,096,385
5,576	JELD-WEN Holding, Inc.*	153,005
2,509	John Bean Technologies Corp.	277,495
2,873	Mercury Systems, Inc.*	119,890
6,854	Milacron Holdings Corp.*	142,906
334,554	Rexnord Corp.*	10,116,913
43,705	SiteOne Landscape Supply, Inc.*	3,896,738
156,303	SPX FLOW, Inc.*	7,427,519
3,955	Welbilt, Inc.*	90,174

		58,816,525

	Commercial & Professional Services - 3.5%
3,966	Advanced Disposal Services, Inc.*	97,564
3,187	ASGN, Inc.*	287,786
91,147	Brink’s Co.	7,278,088
2,630	Clean Harbors, Inc.*	149,726
15,181	CoStar Group, Inc.*	6,313,019
4,537	Exponent, Inc.	221,859
2,267	Huron Consulting Group, Inc.*	98,954
1,817	MSA Safety, Inc.	183,299
80,479	TriNet Group, Inc.*	4,333,794
396	WageWorks, Inc.*	20,909

		18,984,998

	Consumer Durables & Apparel - 2.5%
2,104	Carter’s, Inc.	220,562
3,314	Installed Building Products, Inc.*	180,945
2,133	Oxford Industries, Inc.	196,492
5,481	Steven Madden Ltd.	296,248

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

60,726	TopBuild Corp.*	$4,510,727
195,007	TRI Pointe Group, Inc.*	2,763,249
268,566	Under Armour, Inc. Class C*	5,032,927
7,597	Wolverine World Wide, Inc.	268,782

		13,469,932

	Consumer Services - 6.8%
230,480	Boyd Gaming Corp.	8,608,428
580,284	DraftKings, Inc.*(1)(2)(3)(4)	1,079,328
2,562	Dunkin’ Brands Group, Inc.	178,392
80,474	Marriott Vacations Worldwide Corp.	9,585,258
2,560	Papa John’s International, Inc.	107,418
242,328	Planet Fitness, Inc. Class A*	11,515,427
114,163	Wingstop, Inc.	5,633,944

		36,708,195

	Diversified Financials - 1.2%
3,849	Blucora, Inc.*	133,753
1,961	Evercore, Inc. Class A	221,593
73,791	Green Dot Corp. Class A*	5,853,102
2,619	OneMain Holdings, Inc.*	87,082
14,531	SLM Corp.*	164,055

		6,459,585

	Energy - 1.5%
429,570	Centennial Resource Development, Inc. Class A*	7,715,077
4,665	Newfield Exploration Co.*	133,979
2,306	PDC Energy, Inc.*	145,232
5,699	ProPetro Holding Corp.*	93,691
6,090	WildHorse Resource Development Corp.*	133,554

		8,221,533

	Food & Staples Retailing - 1.8%
835	Casey’s General Stores, Inc.	91,332
262,934	Performance Food Group Co.*	9,426,184
2,054	PriceSmart, Inc.	167,915

		9,685,431

	Food, Beverage & Tobacco - 0.0%
9,976	Hostess Brands, Inc.*	139,764
1,381	Post Holdings, Inc.*	119,539

		259,303

	Health Care Equipment & Services - 10.5%
48,376	Amedisys, Inc.*	4,529,445
4,841	AtriCure, Inc.*	138,695
4,280	Cardiovascular Systems, Inc.*	162,340
27,746	DexCom, Inc.*	2,639,477
113,873	Globus Medical, Inc. Class A*	5,862,182
48,648	Haemonetics Corp.*	4,749,991
63,898	Hill-Rom Holdings, Inc.	6,019,192
257,710	HMS Holdings Corp.*	6,167,000
600	ICU Medical, Inc.*	172,080
157,665	Insulet Corp.*	13,111,421
2,947	Integra LifeSciences Holdings Corp.*	183,687
1,868	Medidata Solutions, Inc.*	138,811
99,574	Merit Medical Systems, Inc.*	5,406,868
1,688	Molina Healthcare, Inc.*	175,704
117,335	Omnicell, Inc.*	6,981,432
6,929	OraSure Technologies, Inc.*	116,338
2,223	Orthofix International N.V.*	134,469
1,518	Providence Service Corp.*	106,381
1,146	Teladoc, Inc.*	68,588
1,322	U.S. Physical Therapy, Inc.	138,480

		57,002,581

	Insurance - 0.0%
4,579	James River Group Holdings Ltd.	189,525

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Materials - 6.6%
3,515	Boise Cascade Co.	$152,024
110,799	Cabot Corp.	7,323,814
147,114	Carpenter Technology Corp.	8,057,434
413,067	Ferro Corp.*	9,302,269
10,310	Graphic Packaging Holding Co.	149,804
43,497	Ingevity Corp.*	4,335,346
5,599	Louisiana-Pacific Corp.	150,725
8,393	OMNOVA Solutions, Inc.*	78,474
5,305	PolyOne Corp.	237,929
235,710	Summit Materials, Inc. Class A*	5,916,321

		35,704,140

	Pharmaceuticals, Biotechnology & Life Sciences - 13.0%
3,867	Abeona Therapeutics, Inc.*	55,878
84,845	Aerie Pharmaceuticals, Inc.*	5,731,280
947	Agios Pharmaceuticals, Inc.*	81,830
132,233	Amicus Therapeutics, Inc.*(5)	1,923,990
7,548	Amneal Pharmaceuticals, Inc.*	144,695
1,900	Aptinyx, Inc.*	41,648
52,238	Arena Pharmaceuticals, Inc.*	2,015,865
2,689	Audentes Therapeutics, Inc.*	101,241
50,000	Blueprint Medicines Corp.*	2,977,000
5,070	Catalent, Inc.*	211,419
3,765	Coherus Biosciences, Inc.*	71,723
4,821	Cytokinetics, Inc.*	35,434
5,411	Dermira, Inc.*	52,703
99,201	Exact Sciences Corp.*	5,798,299
4,120	Five Prime Therapeutics, Inc.*	61,388
2,705	Flexion Therapeutics, Inc.*(5)	64,541
37,859	G1 Therapeutics, Inc.*(5)	1,944,060
38,340	Galapagos N.V. ADR*	4,198,997
3,247	GlycoMimetics, Inc.*	47,699
90,466	Heron Therapeutics, Inc.*	3,387,952
6,041	Intersect ENT, Inc.*	195,426
155,176	Ironwood Pharmaceuticals, Inc.*	2,991,793
143,313	Karyopharm Therapeutics, Inc.*	2,548,105
26,051	Loxo Oncology, Inc.*	4,365,887
2,947	Medicines Co.*	117,084
61,188	MyoKardia, Inc.*	3,512,191
6,367	NanoString Technologies, Inc.*	74,685
50,725	Neurocrine Biosciences, Inc.*	5,097,355
58,329	Portola Pharmaceuticals, Inc.*	2,088,178
63,966	PRA Health Sciences, Inc.*	6,725,385
1,458	REGENXBIO, Inc.*	102,498
1,951	Revance Therapeutics, Inc.*	56,091
59,300	Rhythm Pharmaceuticals, Inc.*	1,840,672
17,328	Rigel Pharmaceuticals, Inc.*	48,865
22,847	Sage Therapeutics, Inc.*	3,297,279
41,198	Spark Therapeutics, Inc.*	3,160,711
102,378	Syneos Health, Inc.*	5,044,676
2,500	Ultragenyx Pharmaceutical, Inc.*	197,775

		70,412,298

	Real Estate - 0.7%
807	Coresite Realty Corp. REIT	90,465
3,102	Corporate Office Properties Trust REIT	92,253
3,808	HFF, Inc. Class A, REIT	171,398
9,063	Sunstone Hotel Investors, Inc. REIT	147,455
137,538	Xenia Hotels & Resorts, Inc. REIT	3,354,552

		3,856,123

	Retailing - 5.3%
3,136,600	Allstar Co.*(1)(2)(3)(4)	1,599,666
3,946	Caleres, Inc.	132,152
5,647	Core-Mark Holding Co., Inc.	136,544
27,792	Five Below, Inc.*	2,700,271

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

195,941	Floor & Decor Holdings, Inc. Class A*	$9,356,183
127,546	MarineMax, Inc.*	2,391,487
5,956	Michaels Cos., Inc.*	121,562
74,009	Shutterfly, Inc.*	6,087,980
26,907	Tory Burch LLC*(1)(2)(3)(4)	1,566,014
41,393	Wayfair, Inc. Class A*	4,504,386

		28,596,245

	Semiconductors & Semiconductor Equipment - 0.6%
4,852	Cohu, Inc.	122,174
3,332	Diodes, Inc.*	123,817
75,768	Entegris, Inc.	2,663,245
12,578	FormFactor, Inc.*	162,885

		3,072,121

	Software & Services - 16.3%
63,050	2U, Inc.*	4,770,363
5,541	8x8, Inc.*	110,543
73,008	Acxiom Corp.*	2,959,744
1,375	Blackbaud, Inc.	137,239
1,020	CACI International, Inc. Class A*	178,704
107,852	Carbonite, Inc.*	3,699,324
8,701	Cloudera, Inc.*	116,506
34,295	EPAM Systems, Inc.*	4,465,552
90,511	Etsy, Inc.*	3,698,279
109,710	Everbridge, Inc.*	4,934,756
41,975	Fair Isaac Corp.*	8,456,284
169,038	Five9, Inc.*	5,392,312
130,374	ForeScout Technologies, Inc.*	4,427,501
105,100	Globant S.A.*	5,826,744
57,235	Guidewire Software, Inc.*	4,933,657
42,653	HubSpot, Inc.*	5,293,237
3,142	Instructure, Inc.*	121,595
1,110	LogMeIn, Inc.	89,966
223,602	Mimecast Ltd.*	8,029,548
3,332	MINDBODY, Inc. Class A*	124,450
2,494	MongoDB, Inc.*	134,950
28,700	Okta, Inc.*	1,424,955
2,624	Paylocity Holding Corp.*	152,192
2,961	Pegasystems, Inc.	164,632
3,450	Pivotal Software, Inc. Class A*	79,178
16,429	Proofpoint, Inc.*	1,873,727
1,623	Q2 Holdings, Inc.*	96,000
2,277	Science Applications International Corp.	192,111
193,212	SendGrid, Inc.*	4,932,702
75,422	Trade Desk, Inc. Class A*	6,359,583
9,499	TrueCar, Inc.*	105,629
55,943	Wix.com Ltd.*	5,314,585

		88,596,548

	Technology Hardware & Equipment - 1.8%
1,993	ePlus, Inc.*	196,609
3,742	Fabrinet*	146,387
116,382	II-VI, Inc.*	4,562,174
1,626	Lumentum Holdings, Inc.*	84,959
1,099	Rogers Corp.*	128,110
34,679	Zebra Technologies Corp. Class A*	4,783,275

		9,901,514

	Telecommunication Services - 0.7%
132,547	Boingo Wireless, Inc.*	3,063,161
6,869	ORBCOMM, Inc.*	65,668
72,695	Vonage Holdings Corp.*	931,223

		4,060,052

	Transportation - 1.0%
2,065	Genesee & Wyoming, Inc. Class A*	177,590
268,966	JetBlue Airways Corp.*	4,841,388

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,737	Knight-Swift Transportation Holdings, Inc.*	$56,539
5,291	Marten Transport Ltd.	115,609

		5,191,126

	Total Common Stocks (cost $419,740,221)	$492,964,966

Exchange-Traded Funds - 2.1%
	Other Investment Pools & Funds - 2.1%
54,401	iShares Russell 2000 Growth ETF(5)	$11,290,927

	Total Exchange-Traded Funds (cost $11,305,487)	$11,290,927

Preferred Stocks - 2.2%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
92,973	Sancilio & Co., Inc. *(1)(2)(3)(4)	$—

	Retailing - 0.3%
47,489	Honest Co. *(1)(2)(3)(4)	1,679,686

	Software & Services - 1.9%
263,189	MarkLogic Corp. Class F *(1)(2)(3)(4)	2,608,203
329,082	Zuora, Inc. Class F 01/2015*(1)(2)(3)(4)(6)	7,753,971

		10,362,174

	Total Preferred Stocks (cost $8,022,087)	$12,041,860

Escrows - 0.1%
	Software & Services - 0.1%
98,033	Veracode, Inc. Escrow*(1)(2)(3)(4)	$394,093

	Telecommunication Services - 0.0%
26,297	Docusign Earnout, Escrow*(1)(2)(3)(4)	59,168

	Total Escrows (cost $—)	$453,261

	Total Long-Term Investments (cost $439,067,795)	$516,751,014

Short-Term Investments - 11.3%
	Other Investment Pools & Funds - 10.2%
55,309,845	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(7)	$55,309,845

	Securities Lending Collateral - 1.1%
287,922	Citibank NA DDCA, 1.91%, 8/1/2018(7)	287,922
2,960,077	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(7)	2,960,077
1,185,711	Invesco Government & Agency Portfolio, 1.81%(7)	1,185,712
611,195	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(7)	611,195
713,543	Western Asset Institutional Government Class A Fund, 1.76%(7)	713,543

		5,758,449

	Total Short-Term Investments (cost $61,068,294)	$61,068,294

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments (cost $500,136,089)	106.5%	$577,819,308
Other Assets and Liabilities	(6.5)%	(35,063,550)

Total Net Assets	100.0%	$542,755,758

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $16,740,129, which represented 3.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $16,740,129, which represented 3.1% of total net assets.

(4)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $16,740,129, which represented 3.1% of total net assets.

(5)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
01/2015	Zuora, Inc. Class F Preferred	329,082	$ 2,500,562	$ 7,753,971
(7)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$449,653	$449,653	$—	$—
Banks	33,327,538	33,327,538	—	—
Capital Goods	58,816,525	58,816,525	—	—
Commercial & Professional Services	18,984,998	18,984,998	—	—
Consumer Durables & Apparel	13,469,932	13,469,932	—	—
Consumer Services	36,708,195	35,628,867	—	1,079,328
Diversified Financials	6,459,585	6,459,585	—	—
Energy	8,221,533	8,221,533	—	—
Food & Staples Retailing	9,685,431	9,685,431	—	—
Food, Beverage & Tobacco	259,303	259,303	—	—
Health Care Equipment & Services	57,002,581	57,002,581	—	—
Insurance	189,525	189,525	—	—
Materials	35,704,140	35,704,140	—	—
Pharmaceuticals, Biotechnology & Life Sciences	70,412,298	70,412,298	—	—
Real Estate	3,856,123	3,856,123	—	—
Retailing	28,596,245	25,430,565	—	3,165,680
Semiconductors & Semiconductor Equipment	3,072,121	3,072,121	—	—
Software & Services	88,596,548	88,596,548	—	—
Technology Hardware & Equipment	9,901,514	9,901,514	—	—
Telecommunication Services	4,060,052	4,060,052	—	—
Transportation	5,191,126	5,191,126	—	—
Exchange-Traded Funds	11,290,927	11,290,927	—	—
Preferred Stocks	12,041,860	—	—	12,041,860
Escrows	453,261	—	—	453,261
Short-Term Investments	61,068,294	61,068,294	—	—

Total	$577,819,308	$561,079,179	$—	$16,740,129

(1) For the period ended July 31, 2018, there were no transfers between any levels.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2018:

	Common Stocks	Preferred Stocks	Escrows	Total
Beginning balance	$2,484,729	$7,971,312	$-	$10,456,041
Conversions*	(453,261)	-	453,261	-
Purchases	-	-	-	-
Sales	-	-	-	-
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	-	-	-
Net change in unrealized appreciation/depreciation	2,213,540	4,070,548	-	6,284,088
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Ending balance	$4,245,008	$12,041,860	$453,261	$16,740,129

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2018 was $6,284,088.

* Private Equity securities that were a common stock are now trading as escrow.

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 14.2%
	Asset-Backed - Automobile - 0.3%
$30,446	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	$30,446
1,370,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	1,360,177

		1,390,623

	Asset-Backed - Finance & Insurance - 5.1%
250,000	Apidos CLO 3 mo. USD LIBOR + 3.000%, 5.34%, 01/19/2025(1)(2)	249,383
995,000	Atrium X 3 mo. USD LIBOR + 3.000%, 5.34%, 07/16/2025(1)(2)	995,944
	Avery Point CLO Ltd.
194,674	3 mo. USD LIBOR + 1.120%, 3.45%, 01/18/2025(1)(2)	194,574
270,000	3 mo. USD LIBOR + 1.450%, 3.81%, 08/05/2027(1)(2)	269,872
	Bayview Opportunity Master Fund Trust
35,276	3.11%, 09/28/2032(1)(3)	35,434
729,931	3.35%, 11/28/2032(1)(3)	724,400
85,041	3.50%, 01/28/2055(1)(4)	84,550
142,176	3.50%, 06/28/2057(1)(4)	141,316
174,780	3.50%, 01/28/2058(1)(4)	174,111
384,022	3.60%, 02/25/2033(1)(3)	384,254
78,329	4.00%, 11/28/2053(1)(4)	78,721
151,375	4.00%, 10/28/2064(1)(4)	152,025
709,872	Civic Mortgage LLC 3.89%, 06/25/2022(1)(3)	710,111
668,325	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)(21)	662,277
20,383	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(4)(21)	15,024
1,631,984	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 2.15%, 01/25/2037(2)(21)	1,104,715
	Lendmark Funding Trust
125,000	2.83%, 12/22/2025(1)(21)	124,301
155,000	3.26%, 04/21/2025(1)(21)	155,001
45,120	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046(1)(5)(21)	—
250,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.160%, 3.51%, 07/23/2029(1)(2)	249,996
	Magnetite Ltd.
480,000	3 mo. USD LIBOR + 1.000%, 3.34%, 07/25/2026(1)(2)	479,444
1,165,000	3 mo. USD LIBOR + 5.150%, 7.48%, 01/18/2027(1)(2)(21)	1,161,033
2,273,905	MFA Trust 3.35%, 11/25/2047(1)(3)	2,247,659
100,000	Nationstar HECM Loan Trust 2.94%, 05/25/2027(1)	99,211
	NRZ Advance Receivables Trust
420,000	3.11%, 12/15/2050(1)	417,321
370,000	3.21%, 02/15/2051(1)	366,654
	Oak Hill Advisors Residential Loan Trust
88,088	3.00%, 06/25/2057(1)(3)	87,207
900,000	5.00%, 06/25/2057(1)(3)	895,816
	OneMain Financial Issuance Trust
286,000	2.37%, 09/14/2032(1)	280,213
251,250	4.10%, 03/20/2028(1)	252,640
360,000	OZLM Ltd. 3 mo. USD LIBOR + 1.450%, 3.79%, 04/30/2027(1)(2)	360,020
313,822	Pretium Mortgage Credit Partners LLC 3.33%, 12/30/2032(1)(4)	312,174
	SoFi Consumer Loan Program LLC
66,381	2.50%, 05/26/2026(1)	65,426
56,722	2.77%, 05/25/2026(1)	56,231
69,014	3.05%, 12/26/2025(1)(21)	68,737
347,095	3.09%, 10/27/2025(1)(21)	346,243

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$86,998	3.28%, 01/26/2026(1)(21)	$86,840
	Springleaf Funding Trust
310,000	2.68%, 07/15/2030(1)	304,429
165,000	2.90%, 11/15/2029(1)	164,394
	SPS Servicer Advance Receivables Trust
355,000	2.75%, 11/15/2049(1)	352,332
	Symphony CLO Ltd.
395,000	3 mo. USD LIBOR + 1.180%, 3.52%, 10/17/2026(1)(2)	394,798
	Towd Point Mortgage Trust
305,775	2.75%, 10/25/2056(1)(4)	299,571
73,506	2.75%, 04/25/2057(1)(4)	72,055
226,032	2.75%, 06/25/2057(1)(4)	219,964
163,973	2.75%, 07/25/2057(1)(4)	159,965
	U.S. Residential Opportunity Fund Trust
1,086,931	3.35%, 11/27/2037(1)(3)	1,078,231
	VOLT LX LLC
56,304	3.25%, 06/25/2047(1)(3)	55,961
1,080,000	4.63%, 10/25/2047(1)(3)	1,070,648
1,515,000	5.38%, 06/25/2047(1)(3)(21)	1,514,843
	VOLT LXII LLC
1,423,000	4.63%, 09/25/2047(1)(3)	1,408,394
	VOLT LXIV LLC
1,570,000	4.63%, 10/25/2047(1)(3)	1,542,214
	VOLT LXVI
769,828	4.34%, 05/25/2048(1)(3)	768,820
	Wendy’s Funding LLC
592,025	3.88%, 03/15/2048(1)(21)	571,440

		24,066,937

	Asset-Backed - Home Equity - 1.4%
	GSAA Home Equity Trust
675,190	1 mo. USD LIBOR + 0.070%, 2.13%, 12/25/2046(2)(21)	372,374
1,122,258	1 mo. USD LIBOR + 0.080%, 2.14%, 02/25/2037(2)(21)	589,255
1,134,470	1 mo. USD LIBOR + 0.180%, 2.24%, 11/25/2036(2)(21)	559,654
959,619	1 mo. USD LIBOR + 0.230%, 2.29%, 04/25/2047(2)(21)	676,169
	Morgan Stanley Mortgage Loan Trust
2,498,462	1 mo. USD LIBOR + 0.170%, 2.23%, 11/25/2036(2)(21)	1,123,872
	Nationstar NIM Ltd.
22,008	9.79%, 03/25/2037(1)(5)(21)	2
	New Residential Mortgage Loan Trust
241,926	1 mo. USD LIBOR + 1.500%, 3.56%, 06/25/2057(1)(2)	247,800
238,447	4.00%, 02/25/2057(1)(4)	239,943
	NRZ Advance Receivables Trust
437,000	2.58%, 10/15/2049(1)	433,498
	Soundview Home Loan Trust
2,251,000	1 mo. USD LIBOR + 0.240%, 2.30%, 07/25/2036(2)(21)	2,043,848
115,000	1 mo. USD LIBOR + 0.250%, 2.31%, 11/25/2036(2)(21)	103,317

		6,389,732

	Collateralized - Mortgage Obligations - 0.0%
	COLT Mortgage Loan Trust
71,712	2.61%, 05/27/2047(1)(4)	71,321

	Commercial Mortgage - Backed Securities - 1.8%
	Citigroup Commercial Mortgage Trust
180,000	4.50%, 03/10/2047(1)(4)(21)	136,677
	Commercial Mortgage Trust
431,817	1.92%, 07/10/2046(1)(4)(6)	12,969
560,000	4.57%, 10/15/2045(1)(4)(21)	105,874
981,000	4.75%, 10/15/2045(1)(4)(21)	471,076
	Credit Suisse First Boston Mortgage Securities Corp.
56,046	4.88%, 04/15/2037	55,581
	GS Mortgage Securities Trust
4,185,366	0.09%, 07/10/2046(4)(6)	17,253
380,154	1.34%, 08/10/2044(1)(4)(6)	12,214
565,333	3.67%, 04/10/2047(1)(21)	220,944
2,190,000	4.75%, 11/10/2045(1)(4)	2,086,622

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$175,000	4.96%, 04/10/2047(1)(4)	$143,513
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(4)(21)	406,857
485,000	4.37%, 12/15/2047(1)(4)(21)	386,849
765,000	5.41%, 08/15/2046(1)(4)	749,463
	Morgan Stanley Capital Trust
465,000	5.16%, 07/15/2049(1)(4)(21)	402,123
20,000	5.25%, 10/12/2052(1)(4)(21)	1,253
30,000	5.25%, 10/12/2052(1)(4)	2,993
	VNDO Mortgage Trust
870,000	3.95%, 12/13/2029(1)(4)	866,593
	Wells Fargo Commercial Mortgage Trust
15,000	4.10%, 05/15/2048(4)	13,461
	WF-RBS Commercial Mortgage Trust
900,599	3.02%, 11/15/2047(1)(21)	407,186
2,125,000	4.78%, 11/15/2045(1)(4)(21)	1,763,724
215,000	5.00%, 06/15/2044(1)(4)(21)	147,429

		8,410,654

	Whole Loan Collateral CMO - 5.6%
	Alternative Loan Trust
314,488	1 mo. USD LIBOR + 0.320%, 2.38%, 11/25/2035(2)	282,632
179,160	1 mo. USD LIBOR + 0.540%, 2.60%, 01/25/2036(2)	172,488
1,062,506	5.75%, 05/25/2036	799,152
886,415	6.00%, 05/25/2036	721,802
	Angel Oak Mortgage Trust LLC
92,888	2.48%, 07/25/2047(1)(4)	91,907
173,904	3.64%, 01/25/2047(1)(4)	173,633
	Banc of America Mortgage Trust
274,764	3.57%, 09/25/2035(4)	266,624
	Bear Stearns Adjustable Rate Mortgage Trust
376,234	1 year USD CMT + 2.300%, 3.52%, 10/25/2035(2)	380,775
	Bear Stearns Alt-A Trust
123,490	1 mo. USD LIBOR + 0.500%, 2.56%, 01/25/2036(2)	128,408
	Chase Mortgage Finance Trust
1,081,171	5.50%, 11/25/2035	1,036,899
	CHL Mortgage Pass-Through Trust
745,184	3.48%, 09/25/2047(4)	697,535
	CSMC Trust
122,561	3.25%, 04/25/2047(1)(4)	119,417
	Deephaven Residential Mortgage Trust
65,070	2.45%, 06/25/2047(1)(4)	64,263
250,000	2.81%, 10/25/2047(1)(4)	247,732
41,866	3.49%, 12/26/2046(1)(4)	41,785
	Fannie Mae Connecticut Avenue Securities
2,401,000	1 mo. USD LIBOR + 2.200%, 4.26%, 01/25/2030(2)	2,458,417
3,365,000	1 mo. USD LIBOR + 2.550%, 4.61%, 12/25/2030(2)	3,405,750
525,000	1 mo. USD LIBOR + 3.550%, 5.61%, 07/25/2029(2)	573,397
1,518,000	1 mo. USD LIBOR + 4.250%, 6.31%, 04/25/2029(2)	1,731,113
1,075,000	1 mo. USD LIBOR + 4.350%, 6.41%, 05/25/2029(2)	1,201,957
429,688	1 mo. USD LIBOR + 4.900%, 6.96%, 11/25/2024(2)	491,543
239,391	1 mo. USD LIBOR + 5.700%, 7.76%, 04/25/2028(2)	278,645
185,000	1 mo. USD LIBOR + 6.000%, 8.06%, 09/25/2028(2)	218,635
	GMACM Mortgage Loan Trust
68,027	3.82%, 04/19/2036(4)	63,247
	GSR Mortgage Loan Trust
861,133	3.73%, 01/25/2036(4)	851,107
	HarborView Mortgage Loan Trust
1,855,106	1 mo. USD LIBOR + 0.240%, 2.32%, 12/19/2036(2)	1,717,866
	Impac CMB Trust
50,172	1 mo. USD LIBOR + 2.250%, 4.31%, 02/25/2036(2)	49,026
	IndyMac IMSC Mortgage Loan Trust
566,634	1 mo. USD LIBOR + 0.150%, 2.21%, 03/25/2047(2)	451,803
	JP Morgan Mortgage Trust
311,265	3.52%, 11/25/2035(4)	303,840
432,776	3.58%, 05/25/2036(4)	430,853
66,612	3.84%, 04/25/2037(4)	63,580

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		LSTAR Securities Investment Ltd.
	$796,708	1 mo. USD LIBOR + 1.750%, 0.04%, 10/01/2022(1)(2)	$793,366
	531,309	1 mo. USD LIBOR + 1.550%, 3.64%, 02/01/2023(1)(2)	524,727
	551,474	1 mo. USD LIBOR + 1.650%, 3.74%, 11/01/2022(1)(2)	549,018
	403,265	1 mo. USD LIBOR + 1.750%, 3.84%, 09/01/2022(1)(2)	404,072
		MASTR Adjustable Rate Mortgages Trust
	164,998	4.20%, 11/21/2034(4)	169,338
		MFA Trust
	76,183	2.59%, 02/25/2057(1)(4)	74,607
		New Residential Mortgage Loan Trust
	165,786	3.75%, 11/26/2035(1)(4)	165,778
	150,955	3.75%, 11/25/2056(1)(4)	150,857
	228,205	4.00%, 03/25/2057(1)(4)	229,636
	176,601	4.00%, 04/25/2057(1)(4)	177,583
	207,426	4.00%, 05/25/2057(1)(4)	208,751
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	399,837	4.35%, 06/25/2036(4)	354,971
		Residential Accredit Loans, Inc.
	1,115,502	2.85%, 11/25/2037(4)	966,511
		Structured Agency Credit Risk Trust
	365,000	1 mo. USD LIBOR + 1.650%, 3.71%, 04/25/2043(1)(2)	367,449
		Structured Asset Mortgage Investments Trust
	1,401,549	1 mo. USD LIBOR + 0.230%, 2.29%, 02/25/2036(2)	1,264,839
		Towd Point Mortgage Trust
	136,553	2.25%, 04/25/2056(1)(4)	133,220
	116,829	2.75%, 08/25/2055(1)(4)	114,072
		WaMu Mortgage Pass-Through Certificates Trust
	38,102	1 mo. USD LIBOR + 0.420%, 2.48%, 06/25/2044(2)	36,843
		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	663,241	1 mo. USD LIBOR + 0.600%, 2.66%, 07/25/2036(2)	465,839

			26,667,308

		Whole Loan Collateral PAC - 0.0%
		Alternative Loan Trust
	51,226	1 mo. USD LIBOR + 0.500%, 2.56%, 12/25/2035(2)	38,099

		Total Asset & Commercial Mortgage Backed Securities (cost $67,515,391)	$67,034,674

Corporate Bonds - 19.9%
		Aerospace/Defense - 0.2%
		Lockheed Martin Corp.
	800,000	4.09%, 09/15/2052	$767,806

		Agriculture - 0.3%
		Altria Group, Inc.
	490,000	3.88%, 09/16/2046	441,221
	760,000	5.38%, 01/31/2044	835,693
		Kernel Holding S.A.
	350,000	8.75%, 01/31/2022(7)	358,750

			1,635,664

		Auto Manufacturers - 1.0%
		BMW Finance N.V.
EUR	260,000	5.00%, 08/06/2018	304,207
		Daimler Canada Finance, Inc.
CAD	845,000	1.42%, 10/02/2018(21)	648,887
		Ford Credit Canada Co.
	515,000	3.70%, 08/02/2018	395,970
		General Motors Co.
	$610,000	5.40%, 04/01/2048(8)	589,644
		General Motors Financial Co., Inc.
	200,000	3 mo. USD LIBOR + 1.270%, 3.61%, 10/04/2019(2)	202,088
	845,000	3 mo. USD LIBOR + 1.450%, 3.82%, 05/09/2019(2)	851,787
		Toyota Motor Credit Corp.
	420,000	3 mo. USD LIBOR + 0.140%, 2.50%, 11/14/2019(2)	418,909
		Toyota Motor Finance Netherlands B.V.
	500,000	3 mo. USD LIBOR + 0.250%, 2.58%, 12/12/2019(2)(7)	500,525

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		VW Credit Canada, Inc.
CAD	790,000	2.80%, 08/20/2018	$607,605

			4,519,622

		Beverages - 0.4%
		Anheuser-Busch InBev Worldwide, Inc.
	$850,000	4.60%, 04/15/2048	851,016
		Constellation Brands, Inc.
	840,000	4.50%, 05/09/2047	816,946
		Molson Coors International L.P.
CAD	530,000	2.25%, 09/18/2018(21)	407,418

			2,075,380

		Biotechnology - 0.1%
		Gilead Sciences, Inc.
	$590,000	4.15%, 03/01/2047	572,021

		Chemicals - 0.2%
		OCP S.A.
	200,000	4.50%, 10/22/2025(7)	195,798
		Yingde Gases Investment Ltd.
	530,000	6.25%, 01/19/2023(1)	503,653

			699,451

		Commercial Banks - 10.3%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	200,000	5 year EUR Swap + 5.779%, 5.88%, 05/24/2022(2)(7)(9)	242,055
	$2,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(8)(9)	2,392,000
EUR	400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(7)(9)	530,690
		Banco de Sabadell S.A.
	800,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(2)(7)(9)	947,782
	1,200,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(7)(9)	1,449,877
		Banco do Brasil S.A.
	$200,000	4.63%, 01/15/2025(1)	190,600
	365,000	10 year USD CMT + 6.362%, 9.00%, 06/18/2024(2)(7)(9)	371,461
		Banco Santander S.A.
EUR	200,000	5 year EUR Swap + 4.999%, 5.25%, 09/29/2023(2)(7)(9)	233,870
	200,000	5 year EUR Swap + 6.803%, 6.75%, 04/25/2022(2)(7)(9)	255,019
		Bank of Nova Scotia
	$420,000	3 mo. USD LIBOR + 0.620%, 2.94%, 12/05/2019(2)	422,677
		Barclays plc
	200,000	5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(7)(9)	210,228
EUR	475,000	5 year EUR Swap + 6.750%, 8.00%, 12/15/2020(2)(9)	617,928
		BBVA Bancomer S.A.
	$720,000	1 year USD CMT + 2.650%, 5.13%, 01/18/2033(1)(2)	670,147
		BNP Paribas S.A.
	1,135,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(9)	1,008,731
	755,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(8)(9)	804,075
		Caixa Geral de Depositos S.A.
EUR	600,000	5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(7)(9)(21)	796,229
		CaixaBank S.A.
	600,000	5 year EUR Swap + 3.350%, 3.50%, 02/15/2027(2)(7)	740,335
	600,000	5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(7)(9)	770,368
		Capital One Financial Corp.
	$275,000	3 mo. USD LIBOR + 0.760%, 3.12%, 05/12/2020(2)	276,417
		Citibank NA
	850,000	3 mo. USD LIBOR + 0.320%, 2.66%, 05/01/2020(2)	851,256
		Citigroup, Inc.
	590,000	3 mo. USD LIBOR + 0.790%, 3.12%, 01/10/2020(2)	594,138
		Credit Agricole S.A.
	225,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(2)(9)	239,378
	1,850,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(9)	2,030,375
		Credit Suisse Group AG
	350,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(2)(7)(9)	351,313
	2,765,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(9)	2,775,369
	340,000	5 year USD Swap + 4.600%, 7.50%, 07/17/2023(1)(2)(9)	349,775
		Deutsche Bank AG
EUR	600,000	4.50%, 05/19/2026	738,824

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	600,000	Deutsche Pfandbriefbank AG 5 year EUR Swap + 2.750%, 2.88%, 06/28/2027(2)(7)	$679,491
	$600,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(2)(7)(9)	620,676
EUR	600,000	Erste Group Bank AG 5 year EUR Swap + 6.204%, 6.50%, 04/15/2024(2)(7)(9)	770,915
	$1,500,000	Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(2)	1,410,580
EUR	100,000	3 mo. EURIBOR + 0.650%, 0.33%, 09/11/2018(2)(7)	117,013
		HSBC Holdings plc
	$1,175,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(9)	1,138,575
	650,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(2)(9)	654,875
	200,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(2)(9)	200,872
EUR	200,000	Ibercaja Banco S.A. 5 year EUR Swap + 6.809%, 7.00%, 04/06/2023(2)(7)(9)	235,474
	400,000	IKB Deutsche Industriebank AG 5 year EUR Swap + 3.617%, 4.00%, 01/31/2028(2)(7)	460,072
	$200,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(7)	203,318
	840,000	ING Bank N.V. 3 mo. USD LIBOR + 0.610%, 2.95%, 08/15/2019(2)(7)	842,998
		Intesa Sanpaolo S.p.A.
	675,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(9)	644,625
EUR	1,125,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(7)(9)	1,429,379
	$500,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(2)(9)	479,375
	375,000	Marb Bondco plc 7.00%, 03/15/2024(7)	366,563
		Morgan Stanley
	500,000	3 mo. USD LIBOR + 0.800%, 3.16%, 02/14/2020(2)	501,425
	840,000	3 mo. USD LIBOR + 1.140%, 3.48%, 01/27/2020(2)	850,421
	860,000	4.38%, 01/22/2047	850,367
	800,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/2024(7)	759,760
		Novo Banco S.A.
EUR	365,000	3.50%, 01/23/2043(21)	373,401
	570,000	3.50%, 02/19/2043(7)(21)	583,120
	775,000	3.50%, 03/18/2043(7)(21)	792,235
	300,000	5 year EUR Swap + 8.233%, 8.50%, 07/06/2028(2)(7)	355,695
		Raiffeisen Bank International AG
	500,000	6.00%, 10/16/2023(7)	693,900
	600,000	12 year EUR Swap + 5.954%, 6.13%, 12/15/2022(2)(7)(9)	726,427
	$300,000	Royal Bank of Canada 3 mo. USD LIBOR + 0.300%, 2.64%, 07/22/2020(2)	300,000
	350,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(9)	377,685
GBP	200,000	Santander UK Group Holdings plc 5 year GBP Swap + 5.543%, 7.38%, 06/24/2022(2)(7)(9)	275,242
	$200,000	Skandinaviska Enskilda Banken AB 5 year USD Swap + 3.493%, 5.63%, 05/13/2022(2)(7)(9)	192,772
		Societe Generale S.A.
	1,125,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(9)	1,182,656
	200,000	5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(2)(8)(9)	211,250
	1,200,000	Standard Chartered plc 5 year USD Swap + 6.301%, 7.50%, 04/02/2022(2)(7)(9)	1,257,000
	570,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(1)	495,946
		UBS Group Funding Switzerland AG
	725,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(7)(9)	756,617
	800,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(2)(7)(9)	843,494
	525,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(7)(9)	544,687
		UniCredit S.p.A.
EUR	825,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(2)(7)(9)	884,646
	$720,000	5 year USD ICE Swap + 3.703%, 5.86%, 06/19/2032(2)(7)	649,632
EUR	975,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(7)(9)	1,148,713

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$475,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(7)(9)	$458,206
	385,000	Wells Fargo & Co. 4.40%, 06/14/2046	368,085
	425,000	Westpac Banking Corp. 3 mo. USD LIBOR + 0.280%, 2.62%, 05/15/2020(2)	425,330
		Zenith Bank plc
	495,000	7.38%, 05/30/2022(1)	499,950
	400,000	7.38%, 05/30/2022(7)	404,000

			48,878,380

		Commercial Services - 0.5%
	2,203,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	2,208,067
IDR	4,400,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	291,340

			2,499,407

		Diversified Financial Services - 0.4%
	$500,000	Societe Generale S.A. 5 year USD Swap + 3.929%, 6.75%, 04/06/2028(1)(2)(8)(9)	478,750
	1,400,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(7)	1,195,919
	200,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR 7.00%, 01/15/2025(7)	193,000
CAD	275,000	Wells Fargo Canada Corp. 2.78%, 11/15/2018(7)	211,809

			2,079,478

		Electric - 0.8%
	$200,000	Abu Dhabi National Energy Co. PJSC 4.88%, 04/23/2030(1)	203,516
	1,200,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(7)	1,183,500
CAD	555,000	Hydro One, Inc. 2.78%, 10/09/2018	427,267
	$200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(7)	195,289
	780,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	859,412
	360,000	Pampa Energia S.A. 7.50%, 01/24/2027(7)	337,500
	200,000	Perusahaan Listrik Negara PT 6.15%, 05/21/2048(1)	213,212
	250,000	State Grid Overseas Investment Ltd. 4.25%, 05/02/2028(1)	251,712

			3,671,408

		Energy-Alternate Sources - 0.1%
	280,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	231,560

		Engineering & Construction - 0.3%
	785,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(7)	820,325
GBP	355,000	Heathrow Funding Ltd. 6.25%, 09/10/2018(7)	468,246
	$265,000	SBA Tower Trust 3.17%, 04/09/2047(1)	259,453

			1,548,024

		Healthcare-Services - 0.1%
	400,000	Rede D’or Finance S.a.r.l 4.95%, 01/17/2028(1)	366,000

		Insurance - 0.6%
EUR	525,000	Assicurazioni Generali S.p.A. 3 mo. EURIBOR + 5.350%, 5.50%, 10/27/2047(2)(7)	666,842

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	425,000	AXA S.A. 3 mo. EURIBOR + 3.750%, 3.38%, 07/06/2047(2)(7)	$513,537
	300,000	Intesa Sanpaolo Vita S.p.A. 6 Mo. EUR LIBOR + 4.817%, 4.75%, 12/17/2024(2)(7)(9)	359,137
CAD	795,000	Power Corp. 7.57%, 04/22/2019	631,361
	$760,000	VIVAT N.V. 5 year USD Swap + 4.174%, 6.25%, 11/16/2022(2)(7)(9)	757,933

			2,928,810

		Iron/Steel - 0.3%
	1,120,000	CSN Islands XI Corp. 6.88%, 09/21/2019(7)	1,118,611
	200,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(1)	191,252

			1,309,863

		Machinery-Diversified - 0.0%
	100,000	John Deere Capital Corp. 3 mo. USD LIBOR + 0.180%, 2.56%, 01/07/2020(2)	100,136

		Media - 0.3%
	645,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	703,731
	600,000	Comcast Corp. 4.05%, 11/01/2052	539,439

			1,243,170

		Mining - 0.3%
	50,000	Glencore Funding LLC 3 mo. USD LIBOR + 1.360%, 3.70%, 01/15/2019(2)(7)	50,061
	1,255,000	Metinvest B.V. 7.75%, 04/23/2023(1)	1,214,125

			1,264,186

		Multi-National - 0.0%
INR	9,490,000	International Finance Corp. 7.10%, 03/21/2031	132,005

		Oil & Gas - 1.9%
	$375,000	Frontera Energy Corp. 9.70%, 06/25/2023(1)(8)	390,937
	570,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.38%, 06/01/2028(1)	594,225
	375,000	Indika Energy Capital II Pte 6.88%, 04/10/2022	379,162
	200,000	KazMunayGas National Co. JSC 5.38%, 04/24/2030(1)	204,547
		Nostrum Oil & Gas Finance B.V.
	1,085,000	7.00%, 02/16/2025(1)	955,342
	500,000	8.00%, 07/25/2022(1)	474,585
		Petrobras Global Finance B.V.
	1,190,000	5.75%, 02/01/2029	1,091,825
	125,000	6.00%, 01/27/2028(7)	118,275
		Petroleos Mexicanos
	155,000	5.35%, 02/12/2028(7)	144,817
	233,000	6.35%, 02/12/2048(1)	207,079
	455,000	6.50%, 03/13/2027	461,825
	170,000	6.75%, 09/21/2047	157,473
	350,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(7)(21)	378,210
		Tullow Oil plc
	405,000	6.25%, 04/15/2022(7)	401,962
	1,295,000	7.00%, 03/01/2025(1)	1,261,006
		YPF S.A.
	470,000	7.00%, 12/15/2047(1)	376,564
	467,000	8.50%, 07/28/2025(7)	467,000

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

ARS	27,918,777	16.50%, 05/09/2022(1)(21)	$763,777

			8,828,611

		Oil & Gas Services - 0.1%
	$705,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(7)	674,713

		Pharmaceuticals - 0.2%
	820,000	CVS Health Corp. 5.05%, 03/25/2048	849,764

		Pipelines - 0.1%
	400,000	Peru LNG Srl 5.38%, 03/22/2030(1)	407,480

		Real Estate - 0.2%
	815,000	KWG Property Holding Ltd. 6.00%, 09/15/2022(7)	753,131
	200,000	Shimao Property Holdings Ltd. 4.75%, 07/03/2022(7)	190,567

			943,698

		Retail - 0.2%
	945,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)(8)	944,717

		Semiconductors - 0.1%
	355,000	STATS ChipPAC Pte Ltd. 8.50%, 11/24/2020(7)	361,656

		Telecommunications - 0.6%
		AT&T, Inc.
	420,000	3 mo. USD LIBOR + 0.650%, 2.99%, 01/15/2020(2)	422,428
	680,000	4.75%, 05/15/2046	623,492
	360,000	IHS Netherlands Holdco B.V. 9.50%, 10/27/2021(7)	368,416
	200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	188,980
	200,000	Oztel Holdings SPC Ltd. 6.63%, 04/24/2028(1)	198,250
		Verizon Communications, Inc.
	536,000	3 mo. USD LIBOR + 0.550%, 2.88%, 05/22/2020(2)	539,630
	630,000	4.52%, 09/15/2048	602,289

			2,943,485

		Transportation - 0.3%
	920,000	FedEx Corp. 4.05%, 02/15/2048	849,381
	565,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(7)	585,905

			1,435,286

		Total Corporate Bonds (cost $96,491,682)	$93,911,781

Foreign Government Obligations - 22.4%
		Angola - 0.0%
	200,000	Angolan Government International Bond 8.25%, 05/09/2028(1)	207,240

		Argentina - 2.3%
		Argentine Republic Government International Bond
EUR	1,480,000	2.26%, 12/31/2038(3)	1,060,016
	$435,000	2.50%, 12/31/2038(3)	262,087
EUR	100,000	3.38%, 01/15/2023	106,469
	820,000	5.25%, 01/15/2028	838,385
	$170,000	5.88%, 01/11/2028	143,225
	665,000	6.88%, 04/22/2021	666,330
	1,850,000	6.88%, 01/26/2027	1,683,500
	995,000	6.88%, 01/11/2048	780,090
	4,700,000	Bonos De La Nacion Argentina En Moneda Dua 4.50%, 02/13/2020	4,836,300

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$475,000	Provincia de Buenos Aires 9.13%, 03/16/2024(7)	$463,130
	150,000	Provincia de Cordoba 7.13%, 08/01/2027	122,627

			10,962,159

		Armenia - 0.1%
	300,000	Republic of Armenia International Bond 7.15%, 03/26/2025(7)(21)	324,450

		Australia - 0.1%
		Australia Government Bond
AUD	125,000	4.75%, 04/21/2027(7)	108,279
	400,000	5.50%, 04/21/2023(7)	339,841

			448,120

		Austria - 0.2%
		Republic of Austria Government Bond
EUR	230,000	0.75%, 10/20/2026(1)(7)	275,675
	420,000	1.65%, 10/21/2024(1)(7)	537,747

			813,422

		Azerbaijan - 0.4%
		Republic of Azerbaijan International Bond
	$580,000	3.50%, 09/01/2032(7)	494,444
	735,000	4.75%, 03/18/2024(7)	736,070
	630,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(7)	692,786

			1,923,300

		Belgium - 0.3%
		Kingdom of Belgium Government Bond
EUR	155,000	0.20%, 10/22/2023(1)(7)	182,844
	125,000	0.80%, 06/22/2027(1)(7)	148,554
	185,000	0.80%, 06/22/2028(1)(7)	217,540
	505,000	2.60%, 06/22/2024(1)(7)	675,883

			1,224,821

		Brazil - 0.5%
		Brazil Letras do Tesouro Nacional
BRL	3,126,000	8.25%, 01/01/2020(10)	748,133
	570,000	9.00%, 07/01/2020(10)	130,139
		Brazil Notas do Tesouro Nacional
	362,955	6.00%, 08/15/2050(11)	100,246
	1,164,000	10.00%, 01/01/2021	317,151
	1,078,000	10.00%, 01/01/2023	285,290
		Brazilian Government International Bond
	$600,000	5.00%, 01/27/2045	508,500
	200,000	5.63%, 02/21/2047	183,500

			2,272,959

		Bulgaria - 0.0%
EUR	175,000	Bulgaria Government International Bond 3.13%, 03/26/2035(7)	221,110

		Canada - 0.3%
		Canadian Government Bond
CAD	165,000	0.75%, 03/01/2021	122,516
	150,000	1.00%, 09/01/2022	109,865
	575,000	1.75%, 09/01/2019	441,113
	165,000	2.25%, 06/01/2025	126,423
	$850,000	Canadian Imperial Bank of Commerce 3 mo. USD LIBOR + 0.320%, 2.66%, 07/05/2019(2)	851,473

			1,651,390

		Colombia - 0.5%
		Colombia Government International Bond
	535,000	5.00%, 06/15/2045	532,325
	100,000	7.38%, 09/18/2037	126,000
		Colombian TES

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

COP	995,700,000	7.50%, 08/26/2026	$361,114
	2,743,100,000	10.00%, 07/24/2024	1,121,741

			2,141,180

		Croatia - 0.5%
		Croatia Government International Bond
EUR	255,000	2.75%, 01/27/2030(7)	299,176
	680,000	3.00%, 03/11/2025(7)	860,207
	$1,060,000	6.00%, 01/26/2024(7)	1,155,082

			2,314,465

		Denmark - 0.1%
		Denmark Government Bond
DKK	1,005,000	1.75%, 11/15/2025	175,956
	1,745,000	4.00%, 11/15/2019	290,264

			466,220

		Dominican Republic - 0.1%
		Dominican Republic International Bond
	$280,000	5.50%, 01/27/2025(7)	280,910
	160,000	7.45%, 04/30/2044(7)	173,200

			454,110

		Egypt - 0.4%
		Egypt Government International Bond
	480,000	5.58%, 02/21/2023(1)	476,097
	500,000	6.59%, 02/21/2028(1)	489,757
	350,000	7.50%, 01/31/2027(7)	364,574
	200,000	7.90%, 02/21/2048(1)	198,493
	295,000	8.50%, 01/31/2047(7)	310,412

			1,839,333

		Finland - 0.1%
		Finland Government Bond
EUR	100,000	0.50%, 04/15/2026(1)(7)	118,174
	225,000	1.50%, 04/15/2023(1)(7)	283,089

			401,263

		France - 0.7%
		France Government Bond OAT
	325,000	0.00%, 03/25/2023(7)	381,282
	630,000	0.01%, 05/25/2020(7)	743,366
	760,000	0.01%, 05/25/2022(7)	896,125
	50,000	1.75%, 11/25/2024(7)	64,279
	875,000	3.00%, 04/25/2022(7)	1,147,889

			3,232,941

		Germany - 0.1%
	360,000	Bundesobligation 0.01%, 04/14/2023(7)	425,111
	80,000	Bundesrepublik Deutschland Bundesanleihe 0.50%, 02/15/2028(7)	94,583

			519,694

		Ghana - 0.2%
		Ghana Government International Bond
	$315,000	8.13%, 01/18/2026(7)	339,477
	775,000	8.63%, 06/16/2049(1)	803,359

			1,142,836

		Greece - 0.1%
		Hellenic Republic Government Bond
EUR	85,000	3.50%, 01/30/2023(7)	101,458
	115,000	4.38%, 08/01/2022(1)(7)	141,751

			243,209

		Honduras - 0.0%
	$150,000	Honduras Government International Bond 6.25%, 01/19/2027(1)(21)	154,089

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Hungary - 0.6%
		Hungary Government International Bond
	$1,666,000	5.38%, 02/21/2023	$1,774,290
	990,000	6.38%, 03/29/2021	1,061,775

			2,836,065

		India - 0.0%
INR	10,000,000	India Government Bond 8.15%, 11/24/2026	146,385

		Indonesia - 0.6%
		Indonesia Government International Bond
	$200,000	4.75%, 07/18/2047(1)	196,967
	755,000	5.13%, 01/15/2045(7)	773,152
	330,000	5.25%, 01/08/2047(7)	345,501
	200,000	5.88%, 01/15/2024(7)	216,665
	775,000	6.63%, 02/17/2037(7)	923,209
	260,000	Perusahaan Penerbit SBSN Indonesia III 4.40%, 03/01/2028(1)	257,985

			2,713,479

		Ireland - 0.5%
		Ireland Government Bond
EUR	205,000	3.40%, 03/18/2024(7)	282,602
	1,650,000	4.50%, 10/18/2018	1,947,803
	85,000	5.40%, 03/13/2025	131,660

			2,362,065

		Israel - 0.0%
	$200,000	Israel Government International Bond 4.13%, 01/17/2048	193,846

		Italy - 1.3%
EUR	1,895,000	Italy Buoni Ordinari del Tesoro BOT 0.01%, 09/28/2018(7)(10)	2,216,742
		Italy Buoni Poliennali Del Tesoro
	190,000	0.05%, 04/15/2021	215,733
	170,000	0.35%, 06/15/2020	197,301
	240,000	0.95%, 03/15/2023	270,114
	820,000	1.20%, 04/01/2022	947,840
	300,000	3.75%, 09/01/2024	380,757
	670,000	4.50%, 08/01/2018	783,464
	815,000	4.75%, 09/01/2021	1,051,709

			6,063,660

		Ivory Coast - 0.2%
		Ivory Coast Government International Bond
	135,000	5.25%, 03/22/2030(1)	153,453
	$347,800	5.75%, 12/31/2032(3)(7)	331,732
	200,000	6.13%, 06/15/2033(1)	183,689
EUR	110,000	6.63%, 03/22/2048(1)	125,123

			793,997

		Japan - 0.5%
		Japan Government Five Year Bond
JPY	75,700,000	0.10%, 03/20/2020	679,374
	93,900,000	0.10%, 06/20/2020	843,189
	72,900,000	Japan Government Ten Year Bond 1.10%, 03/20/2021	672,833

			2,195,396

		Jordan - 0.0%
	$200,000	Jordan Government International Bond 5.75%, 01/31/2027(7)	191,268

		Kenya - 0.0%
	200,000	Kenya Government International Bond 7.25%, 02/28/2028(1)	202,250

		Malaysia - 0.4%
		Malaysia Government Bond

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

MYR	425,000	3.42%, 08/15/2022	$103,107
	1,266,000	3.80%, 09/30/2022	311,487
	440,000	3.96%, 09/15/2025	107,474
	4,725,000	4.05%, 09/30/2021	1,175,580
	575,000	5.73%, 07/30/2019	144,616

			1,842,264

		Mexico - 0.7%
		Mexican Bonos
MXN	3,969,600	6.50%, 06/09/2022	203,718
	6,121,800	7.75%, 05/29/2031	326,928
	1,749,000	8.00%, 06/11/2020	94,087
	2,011,400	10.00%, 12/05/2024	120,075
		Mexico Government International Bond
	$200,000	4.60%, 01/23/2046	183,500
	936,000	4.75%, 03/08/2044	878,436
	185,000	5.55%, 01/21/2045	194,944
	1,196,000	6.05%, 01/11/2040	1,315,600

			3,317,288

		Mongolia - 0.2%
	760,000	Mongolia Government International Bond 5.13%, 12/05/2022(7)	735,323

		Morocco - 0.0%
EUR	180,000	Morocco Government International Bond 3.50%, 06/19/2024(7)	232,697

		Netherlands - 0.3%
		Netherlands Government Bond
	70,000	0.00%, 01/15/2024(1)(7)(10)	81,937
	105,000	0.01%, 01/15/2022(1)(7)	124,194
	435,000	0.25%, 01/15/2020(1)(7)	515,168
	230,000	0.75%, 07/15/2027(1)(7)	276,565
	65,000	0.75%, 07/15/2028(1)(7)	77,618
	340,000	2.00%, 07/15/2024(1)(7)	444,331

			1,519,813

		Nigeria - 0.1%
	$460,000	Nigeria Government International Bond 7.88%, 02/16/2032(7)	474,398

		Norway - 0.1%
		Norway Government Bond
NOK	375,000	1.75%, 02/17/2027(1)(7)	45,761
	295,000	2.00%, 05/24/2023(1)(7)	36,978
	1,305,000	3.75%, 05/25/2021(1)(7)	170,921

			253,660

		Oman - 0.6%
		Oman Government International Bond
	$200,000	5.38%, 03/08/2027(1)	194,074
	1,430,000	6.50%, 03/08/2047(7)	1,334,116
	1,195,000	6.75%, 01/17/2048(1)	1,138,175

			2,666,365

		Panama - 0.3%
		Panama Government International Bond
	1,012,000	4.30%, 04/29/2053	974,050
	275,000	4.50%, 04/16/2050	270,875

			1,244,925

		Paraguay - 0.0%
	200,000	Paraguay Government International Bond 5.60%, 03/13/2048(1)	203,400

		Poland - 0.4%
		Republic of Poland Government Bond
PLN	1,658,000	2.00%, 04/25/2021	455,432
	185,000	2.50%, 07/25/2026	48,570
	155,000	2.50%, 07/25/2027	40,257

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	1,185,000	3.25%, 07/25/2025	$330,880
	3,135,000	4.00%, 10/25/2023	918,618
	480,000	5.25%, 10/25/2020	141,445

			1,935,202

		Qatar - 0.7%
		Qatar Government International Bond
	$960,000	2.38%, 06/02/2021(7)	931,200
	1,610,000	3.88%, 04/23/2023(1)	1,615,957
	400,000	5.10%, 04/23/2048(1)	408,512
	550,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(7)	564,817

			3,520,486

		Romania - 0.5%
		Romanian Government International Bond
EUR	75,000	2.50%, 02/08/2030(7)	84,588
	115,000	2.50%, 02/08/2030(1)	129,701
	55,000	3.38%, 02/08/2038(1)	61,898
	275,000	3.88%, 10/29/2035(7)	333,228
	$76,000	5.13%, 06/15/2048(1)	76,420
	1,602,000	6.13%, 01/22/2044(7)	1,849,445

			2,535,280

		Russia - 1.2%
		Russian Federal Bond - OFZ
RUB	55,750,000	7.00%, 08/16/2023	880,685
	29,007,000	7.10%, 10/16/2024	455,485
	13,830,000	8.50%, 09/17/2031	236,094
		Russian Foreign Bond - Eurobond
	$400,000	4.25%, 06/23/2027(1)	389,862
	600,000	4.38%, 03/21/2029(1)	586,686
	1,000,000	4.75%, 05/27/2026(7)	1,013,750
	200,000	4.88%, 09/16/2023(7)	208,500
	400,000	5.00%, 04/29/2020(7)	410,293
	200,000	5.25%, 06/23/2047(1)	198,500
	1,400,000	5.25%, 06/23/2047(7)	1,389,500

			5,769,355

		Saudi Arabia - 0.4%
		Saudi Government International Bond
	275,000	2.88%, 03/04/2023(7)	264,165
	200,000	4.50%, 04/17/2030(1)	201,668
	1,209,000	4.50%, 10/26/2046(7)	1,139,725
	220,000	4.63%, 10/04/2047(1)	209,739

			1,815,297

		Senegal - 0.3%
		Senegal Government International Bond
EUR	100,000	4.75%, 03/13/2028(7)	114,168
	680,000	4.75%, 03/13/2028(1)	776,345
	$200,000	6.25%, 05/23/2033(1)	188,515
	200,000	6.25%, 05/23/2033(7)	188,515

			1,267,543

		Serbia - 0.1%
	580,000	Serbia International Bond 7.25%, 09/28/2021(7)	634,375

		Singapore - 0.0%
		Singapore Government Bond
SGD	150,000	2.25%, 06/01/2021	110,967
	130,000	3.00%, 09/01/2024	99,266

			210,233

		South Africa - 0.6%
		Republic of South Africa Government Bond
ZAR	22,150,000	6.25%, 03/31/2036	1,244,883
	2,625,000	8.00%, 01/31/2030	185,534

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	2,965,000	8.25%, 03/31/2032	$209,543
	970,000	10.50%, 12/21/2026	81,784
		Republic of South Africa Government International Bond
	$870,000	4.30%, 10/12/2028	791,260
	315,000	4.85%, 09/27/2027	303,479
	200,000	5.88%, 06/22/2030	202,192

			3,018,675

		South Korea - 0.1%
	425,000	Export-Import Bank of Korea 3 mo. USD LIBOR + 0.460%, 2.81%, 10/21/2019(2)	424,669

		Spain - 0.8%
EUR	300,000	FADE - Fondo de Amortizacion del Deficit Electrico 5.60%, 09/17/2018(7)	353,347
		Spain Government Bond
	170,000	0.05%, 01/31/2021	199,767
	160,000	1.15%, 07/30/2020	192,545
	445,000	1.30%, 10/31/2026(1)(7)	528,530
	220,000	1.45%, 10/31/2027(1)(7)	261,191
	155,000	1.95%, 04/30/2026(1)(7)	193,951
	840,000	2.75%, 10/31/2024(1)(7)	1,108,080
	200,000	5.40%, 01/31/2023(1)(7)	288,040
	520,000	5.50%, 04/30/2021(1)(7)	702,366

			3,827,817

		Sri Lanka - 0.2%
		Sri Lanka Government International Bond
	$465,000	6.20%, 05/11/2027(7)	447,074
	395,000	6.85%, 11/03/2025(7)	397,966

			845,040

		Supranational - 0.9%
IDR	21,407,000,000	European Bank for Reconstruction & Development 6.45%, 12/13/2022	1,420,700
		International Finance Corp.
MXN	22,900,000	0.00%, 02/22/2038(10)	248,933
	23,210,000	7.75%, 01/18/2030	1,203,342
INR	79,560,000	7.80%, 06/03/2019	1,164,639

			4,037,614

		Sweden - 0.1%
		Sweden Government Bond
SEK	960,000	1.00%, 11/12/2026	114,310
	1,215,000	1.50%, 11/13/2023(1)(7)	148,853

			263,163

		Switzerland - 0.0%
		Switzerland Government Bond
CHF	50,000	2.00%, 05/25/2022(7)	55,264
	40,000	3.25%, 06/27/2027(7)	52,429

			107,693

		Thailand - 0.3%
		Thailand Government Bond
THB	8,590,000	3.63%, 06/16/2023	275,341
	35,828,000	3.85%, 12/12/2025	1,173,330

			1,448,671

		Tunisia - 0.1%
	$285,000	Banque Centrale de Tunisie International Bond 5.75%, 01/30/2025(7)	259,778

		Turkey - 1.2%
		Turkey Government Bond
TRY	950,000	9.40%, 07/08/2020	160,953
	5,194,000	11.00%, 03/02/2022	817,247
		Turkey Government International Bond
	$1,185,000	3.25%, 03/23/2023	1,034,223
	200,000	4.88%, 10/09/2026	171,683

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$940,000	4.88%, 04/16/2043	$679,564
	201,000	5.13%, 02/17/2028	172,428
	940,000	5.75%, 03/22/2024	888,826
	755,000	5.75%, 05/11/2047	588,840
	695,000	6.00%, 03/25/2027	638,079
	200,000	6.00%, 01/14/2041	164,808
	200,000	6.63%, 02/17/2045	173,954
	95,000	7.38%, 02/05/2025	96,612

			5,587,217

		Ukraine - 0.4%
		Ukraine Government International Bond
	620,000	7.38%, 09/25/2032(1)	562,511
	325,000	7.38%, 09/25/2032(7)	294,865
	100,000	7.75%, 09/01/2020(7)	102,000
	570,000	7.75%, 09/01/2021(1)	581,548
	155,000	7.75%, 09/01/2025(7)	151,706
	170,000	7.75%, 09/01/2027(7)	162,738

			1,855,368

		United Arab Emirates - 0.3%
		Abu Dhabi Government International Bond
	680,000	2.50%, 10/11/2022(7)	653,242
	645,000	3.13%, 10/11/2027(1)	607,422

			1,260,664

		United Kingdom - 0.2%
		United Kingdom Gilt
GBP	295,000	0.50%, 07/22/2022(7)	380,587
	120,000	1.50%, 01/22/2021(7)	160,168
	285,000	2.00%, 07/22/2020(7)	383,059
	105,000	3.75%, 09/07/2021(7)	150,065

			1,073,879

		Venezuela - 0.2%
		Venezuela Government International Bond
	$1,224,000	7.75%, 10/13/2019(5)(7)	325,217
	380,000	9.00%, 05/07/2023(5)(7)	102,106
	800,000	9.25%, 05/07/2028(5)(7)	210,960
	1,355,300	12.75%, 08/23/2022(5)(7)	382,872

			1,021,155

		Total Foreign Government Obligations (cost $109,655,551)	$105,866,029

Municipal Bonds - 2.0%
		Education - 0.3%
		Chicago, IL, Board of Education
	630,000	5.18%, 12/01/2021	$626,384
	335,000	6.14%, 12/01/2039	320,960
	660,000	6.32%, 11/01/2029	655,360

			1,602,704

		General - 0.8%
	665,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	859,719
		Puerto Rico Commonwealth Government Employees Retirement System
	470,000	5.85%, 07/01/2023	204,450
	3,180,000	6.15%, 07/01/2038	1,383,300
	2,435,000	6.30%, 07/01/2043	1,059,225

			3,506,694

		General Obligation - 0.9%
		City of Chicago, IL, GO
	385,000	7.05%, 01/01/2029	412,393
	1,405,000	7.38%, 01/01/2033	1,583,730
		Illinois State, GO
	2,495,000	5.10%, 06/01/2033	2,421,872

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$15,000	5.88%, 03/01/2019	$15,229

			4,433,224

		Total Municipal Bonds (cost $9,779,180)	$9,542,622

Senior Floating Rate Interests - 26.7%(12)
		Advertising - 0.3%
	677,933	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/26/2021	$527,303
	884,593	Entravision Communications Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/29/2024	873,164

			1,400,467

		Aerospace/Defense - 0.8%
	800,975	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.57%, 12/11/2024	802,224
	646,058	Fly Funding S.a.r.l. 3 mo. USD LIBOR + 2.000%, 4.37%, 02/09/2023	645,521
		TransDigm, Inc.
	227,706	3 mo. USD LIBOR + 2.500%, 4.58%, 08/22/2024	227,706
	1,980,492	1 mo. USD LIBOR + 2.500%, 4.58%, 05/30/2025	1,978,967

			3,654,418

		Agriculture - 0.2%
	893,038	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.33%, 11/15/2021(21)	819,362

		Auto Manufacturers - 0.2%
	590,000	Navistar Financial Corp. 1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(13)	590,738
	452,725	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.60%, 11/06/2024	452,725

			1,043,463

		Biotechnology - 0.2%
	500,000	Lifescan Global Corp. 1 mo. USD LIBOR + 6.000%, 0.00%, 05/23/2025(13)	485,000
	614,405	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.33%, 05/15/2022	614,024

			1,099,024

		Chemicals - 0.8%
	143,506	American Rock Salt Co. LLC 1 mo. USD LIBOR + 3.750%, 5.83%, 03/21/2025	143,625
	229,425	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 1.750%, 4.08%, 06/01/2024	229,267
	533,561	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.83%, 04/03/2025	531,560
EUR	149,250	Diamond (BC) B.V. EURIBOR + 3.250%, 3.25%, 09/06/2024	170,653
	$175,000	DuBois Chemicals, Inc. UNFND + 3.250%, 1.00%, 03/01/2024(14)	173,687
	469,209	MacDermid, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 06/07/2023	470,213
	247,731	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.40%, 02/14/2024	248,660
	676,290	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.58%, 06/09/2023	679,672
	156,215	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.08%, 09/22/2024	156,940
	360,496	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.08%, 09/22/2024	362,169
	338,049	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 07/01/2024	338,839
	235,000	WR Grace & Co. 3 mo. USD LIBOR + 1.750%, 4.08%, 04/03/2025	235,470

			3,740,755

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Coal - 0.2%
	$977,876	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.83%, 03/28/2022	$973,798
	154,541	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	154,541

			1,128,339

		Commercial Services - 1.7%
	244,388	Aramark Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.08%, 03/11/2025	244,590
	238,200	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 07/12/2024	237,902
	470,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	470,785
EUR	470,000	Blitz F18-675 GmbH EURIBOR + 3.750%, 0.00%, 07/31/2025(13)	547,446
	$737,693	Brickman Group Ltd. LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 12/18/2020	738,615
	146,027	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.08%, 03/24/2025	148,217
	728,441	Ceridian HCM Holding, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 04/05/2025	728,135
	479,213	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 2.750%, 4.81%, 08/15/2024	472,623
	165,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 06/30/2025(13)	165,413
	320,063	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.83%, 06/30/2023	319,196
	1,079,701	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/15/2023	1,078,352
	929,831	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2023	929,831
	1,138,934	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 05/01/2024	1,139,549
	263,250	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.05%, 11/29/2024	266,130
	591,000	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 12/07/2023	591,491

			8,078,275

		Construction Materials - 0.1%
	450,000	Pisces Midco, Inc. 1 mo. USD LIBOR + 3.750%, 6.09%, 04/12/2025	450,423

		Distribution/Wholesale - 0.3%
	264,338	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.35%, 01/02/2025	263,952
	934,246	PowerTeam Services LLC 3 mo. USD LIBOR + 3.250%, 5.58%, 02/27/2025	926,659
	265,000	Reece Ltd. 1 mo. USD LIBOR + 2.000%, 4.34%, 07/02/2025	265,000

			1,455,611

		Diversified Financial Services - 1.0%
	375,250	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.83%, 04/04/2024	375,798
	493,763	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	492,064
	827,376	EVO Payments International LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 12/12/2023	828,932
	622,005	Fortress Investment Group LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/27/2022	622,161
	548,625	GreenSky Holdings LLC 1 mo. USD LIBOR + 3.250%, 5.38%, 03/29/2025	548,625
EUR	379,236	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	438,608
	$123,125	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/08/2024	122,856

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$197,000	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 10/12/2023	$197,246
263,772	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	264,431
874,153	Vantiv LLC 3 mo. USD LIBOR + 1.750%, 3.82%, 08/09/2024	872,518

		4,763,239

	Electric - 0.1%
346,206	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.83%, 06/02/2024	348,657
327,251	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.33%, 02/21/2021	305,433

		654,090

	Electrical Components & Equipment - 0.1%
	Brookfield WEC Holdings, Inc.
525,000	1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(13)	528,365
145,000	1 mo. USD LIBOR + 6.750%, 0.00%, 07/25/2026(13)	147,227

		675,592

	Energy-Alternate Sources - 0.3%
865,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 5.84%, 10/31/2024	868,244
218,900	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 10/30/2024	215,137
359,525	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 08/04/2023	358,777

		1,442,158

	Engineering & Construction - 0.3%
940,500	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.60%, 06/21/2024	944,620
	DG Investment Intermediate Holdings, Inc.
16,185	UNFND + 1.500%, 3.59%, 02/03/2025(14)	16,013
150,684	3 mo. USD LIBOR + 3.000%, 5.08%, 02/03/2025	149,084
100,000	3 mo. USD LIBOR + 6.750%, 9.08%, 02/02/2026	100,125
149,625	Verra Mobility Corp. 1 mo. USD LIBOR + 3.750%, 5.82%, 02/28/2025	149,999

		1,359,841

	Entertainment - 0.2%
293,291	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.33%, 10/03/2023	293,658
363,427	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.90%, 08/14/2024	363,477
235,000	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 3.83%, 05/30/2025	235,515

		892,650

	Environmental Control - 0.1%
408,547	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.19%, 11/10/2023	408,702

	Food - 0.5%
205,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	204,744
635,000	Hearthside Food Solutions LLC 3 mo. USD LIBOR + 3.000%, 5.06%, 05/23/2025	629,761
520,096	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 08/03/2022	519,909
325,255	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.84%, 10/30/2022	324,790
841,500	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 05/24/2024	841,407

		2,520,611

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Healthcare-Products - 0.3%
$358,200	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.08%, 11/21/2024	$360,886
257,400	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.58%, 02/02/2024	257,935
511,138	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 09/27/2024	509,349
211,238	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 09/07/2023	154,396

		1,282,566

	Healthcare-Services - 1.8%
281,607	American Renal Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 06/21/2024	279,907
173,250	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.57%, 07/01/2021	162,314
512,443	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.250%, 5.56%, 01/27/2021	502,979
	DentalCorp Perfect Smile ULC
59,056	1 mo. USD LIBOR + 3.750%, 0.80%, 06/06/2025(14)	59,252
236,222	1 mo. USD LIBOR + 3.750%, 5.83%, 06/06/2025	237,009
205,599	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 7.000%, 9.08%, 08/15/2025	205,599
426,641	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 12/01/2023	426,197
211,254	Genoa, a QoL Healthcare Co. LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 10/28/2023	211,782
	Gentiva Health Services, Inc.
430,920	0.00%, 07/02/2025(13)	434,152
100,000	1 mo. USD LIBOR + 7.000%, 0.00%, 07/02/2026(13)	101,750
	Global Medical Response, Inc.
494,992	1 mo. USD LIBOR + 3.250%, 5.35%, 04/28/2022	479,964
426,429	1 mo. USD LIBOR + 4.250%, 6.33%, 03/14/2025	420,245
573,227	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.58%, 08/18/2022	573,227
1,030,836	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 06/07/2023	1,030,578
157,364	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.32%, 11/25/2022	151,003
532,546	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.250%, 5.33%, 06/30/2025	531,689
	Sound Inpatient Physicians
110,000	1 mo. USD LIBOR + 6.750%, 0.00%, 06/26/2026(13)	110,825
255,000	1 mo. USD LIBOR + 3.000%, 5.08%, 06/27/2025	255,638
188,575	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/02/2024	188,535
444,078	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 08/01/2024	443,661
375,250	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/06/2024	364,462
886,758	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 12/31/2022	871,798
363,175	Wink Holdco, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 12/02/2024	361,632

		8,404,198

	Household Products - 0.1%
572,125	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.08%, 09/06/2024	559,967

	Housewares - 0.1%
233,238	Hayward Industries, Inc. 1 mo. USD LIBOR + 3.500%, 5.58%, 08/05/2024	233,937

	Insurance - 1.4%
	Asurion LLC
275,000	1 mo. USD LIBOR + 3.000%, 0.00%, 11/03/2024(13)	274,557
1,441,109	1 mo. USD LIBOR + 3.000%, 5.08%, 08/04/2022	1,440,331

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$286,559	1 mo. USD LIBOR + 3.000%, 5.08%, 11/03/2023	$286,040
	740,000	1 mo. USD LIBOR + 6.500%, 8.58%, 08/04/2025	750,330
	489,250	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 04/17/2020	488,639
	184,538	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.58%, 03/07/2023	187,883
	555,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	554,445
		Sedgwick Claims Management Services, Inc.
	1,226,780	1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2021	1,224,731
	515,000	1 mo. USD LIBOR + 5.750%, 7.88%, 02/28/2022	518,219
	948,411	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.33%, 05/16/2024	945,329

			6,670,504

		IT Services - 0.1%
	248,128	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.33%, 07/01/2024	247,818
	385,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 06/19/2025	385,243

			633,061

		Leisure Time - 1.6%
	1,864,020	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 12/22/2024	1,870,712
	2,155,843	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/01/2024	2,141,831
	451,982	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.40%, 04/17/2024	451,792
		Golden Entertainment, Inc.
	1,472,600	1 mo. USD LIBOR + 3.000%, 5.08%, 10/20/2024	1,470,759
	550,000	1 mo. USD LIBOR + 7.000%, 9.07%, 10/20/2025	554,813
	1,012,414	SRAM LLC 2 mo. USD LIBOR + 2.750%, 4.95%, 03/15/2024	1,014,945

			7,504,852

		Lodging - 0.3%
	401,090	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.45%, 09/15/2023	403,096
	845,750	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/06/2024	844,430

			1,247,526

		Machinery-Construction & Mining - 0.1%
	229,802	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 03/23/2025	231,411
	267,548	Utility One Source L.P. 1 mo. USD LIBOR + 5.500%, 7.58%, 04/18/2023	274,237

			505,648

		Machinery-Diversified - 0.8%
		Gardner Denver, Inc.
EUR	1,022,275	EURIBOR + 3.000%, 3.00%, 07/30/2024	1,187,711
	$255,290	3 mo. USD LIBOR + 2.750%, 4.83%, 07/30/2024	255,754
	1,145,709	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 04/01/2024	1,147,806
	364,088	Pro Mach Group, Inc. 1 mo. USD LIBOR + 3.000%, 5.10%, 03/07/2025	361,357
		Zodiac Pool Solutions LLC
EUR	330,000	EURIBOR + 2.750%, 2.75%, 07/02/2025	381,224
	$190,000	1 mo. USD LIBOR + 2.250%, 4.33%, 07/02/2025	189,920

			3,523,772

		Media - 2.9%
	946,451	Advantage Sales & Marketing, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 07/23/2021	893,809
		Altice Financing S.A.
EUR	129,025	EURIBOR + 2.750%, 2.75%, 01/31/2026	146,349

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$798,963	3 mo. USD LIBOR + 2.750%, 4.82%, 01/31/2026	$774,994
	955,573	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 04/30/2025	955,793
	443,888	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/25/2026	443,146
	334,729	Getty Images, Inc. 3 mo. USD LIBOR + 3.500%, 5.57%, 10/18/2019	327,562
	810,436	ION Media Networks, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 12/18/2020	811,449
	736,300	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 4.85%, 10/04/2024	735,262
	244,388	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/31/2025	244,964
	652,036	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 11/15/2024	654,683
	281,438	Numericable Group S.A. 1 mo. USD LIBOR + 2.750%, 4.82%, 07/31/2025	267,929
	1,112,903	3 mo. USD LIBOR + 3.000%, 5.07%, 01/31/2026	1,075,899
		PSAV Holdings LLC
	1,009,038	3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	1,000,844
	310,000	3 mo. USD LIBOR + 7.250%, 9.59%, 09/01/2025	306,513
	325,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 08/17/2024	326,219
	825,000	Sinclair Television Group, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 12/12/2024(13)	822,731
	400,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 08/15/2026	397,612
	920,334	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/27/2024	919,183
	430,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 09/30/2025	428,792
	1,205,000	1 mo. USD LIBOR + 2.250%, 4.32%, 01/15/2026	1,201,313
EUR	205,000	Unitymedia Hessen GmbH & Co. KG EURIBOR + 2.750%, 2.75%, 01/15/2027	239,117
	$920,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	918,749

			13,892,912

		Metal Fabricate/Hardware - 0.2%
	775,000	NN, Inc. 1 mo. USD LIBOR + 8.000%, 10.10%, 04/14/2023	759,500
	392,683	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.31%, 08/21/2024	393,217

			1,152,717

		Miscellaneous Manufacturing - 0.3%
	183,613	Core & Main LP 6 mo. USD LIBOR + 3.000%, 5.25%, 08/01/2024	184,224
EUR	415,000	CTC AcquiCo GmbH EURIBOR + 3.000%, 3.00%, 03/07/2025	479,083
	$770,658	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.09%, 10/20/2024	770,335

			1,433,642

		Oil & Gas - 0.6%
	45,000	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 8.60%, 03/30/2023	45,000
	272,250	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.42%, 06/24/2024	260,255
	250,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.83%, 12/31/2022	253,958
	470,000	1 mo. USD LIBOR + 10.375%, 12.44%, 12/31/2021	518,175
	445,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.58%, 08/23/2021	464,802
	95,250	Philadelphia Energy Solutions LLC PRIME + 5.000%, 9.00%, 04/04/2019	89,059

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$390,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.34%, 09/27/2024	$391,353
	900,000	Ultra Resources, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 04/12/2024	820,503

			2,843,105

		Oil & Gas Services - 0.2%
	873,825	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 5.08%, 11/23/2020	857,991

		Packaging & Containers - 1.2%
	135,000	Berlin Packaging LLC 1 mo. USD LIBOR + 3.000%, 5.12%, 11/07/2025	134,972
		Berry Global, Inc.
	444,710	1 mo. USD LIBOR + 1.750%, 3.92%, 01/06/2021	445,101
	723,174	1 mo. USD LIBOR + 2.000%, 4.08%, 10/01/2022	724,258
EUR	190,000	Crown Americas LLC EURIBOR + 2.375%, 2.38%, 04/03/2025	222,114
	$255,000	3 mo. USD LIBOR + 2.000%, 4.08%, 04/03/2025	255,510
		Flex Acquisition Co., Inc.
	385,125	3 mo. USD LIBOR + 3.000%, 5.34%, 12/29/2023	384,370
	365,000	1 mo. USD LIBOR + 3.250%, 5.75%, 06/29/2025	364,544
	253,725	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 4.33%, 10/31/2024	253,725
	372,188	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 10/14/2024	370,993
	296,747	Proampac PG Borrower LLC 1 mo. USD LIBOR + 3.500%, 5.63%, 11/18/2023	297,026
	2,057,907	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/05/2023	2,064,039

			5,516,652

		Pharmaceuticals - 0.6%
	821,700	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.38%, 04/29/2024	821,873
		IQVIA, Inc.
EUR	595,000	EURIBOR + 2.000%, 2.50%, 06/07/2025	691,936
	$119,100	3 mo. USD LIBOR + 2.000%, 4.33%, 01/17/2025	118,839
	289,750	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 4.83%, 02/02/2025	288,301
	662,626	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.09%, 06/01/2025	663,216

			2,584,165

		Real Estate - 0.5%
	1,612,529	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.49%, 11/04/2021	1,612,900
	806,591	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/20/2024	807,220

			2,420,120

		Real Estate Investment Trusts - 0.2%
	264,338	Iron Mountain, Inc. 3 mo. USD LIBOR + 1.750%, 3.83%, 01/02/2026	260,703
	899,300	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.08%, 04/25/2023	899,723

			1,160,426

		Retail - 2.1%
	1,289,509	Albertsons LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 08/25/2021	1,283,939
	443,439	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/16/2024	442,978
	1,359,725	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.08%, 09/25/2024	1,370,344
		Coty, Inc.
EUR	440,000	EURIBOR + 2.500%, 2.50%, 04/05/2025	509,441
	688,063	1 mo. USD LIBOR + 2.250%, 4.35%, 04/07/2025	670,648

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$410,255	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 08/18/2023	$408,614
503,405	J. Crew Group, Inc. 3 mo. USD LIBOR + 3.000%, 5.21%, 03/05/2021	429,153
1,014,940	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.500%, 4.57%, 01/28/2023	1,013,357
904,089	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.34%, 10/25/2020	796,818
340,000	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.07%, 06/06/2025	342,125
905,450	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.36%, 09/12/2024	896,658
1,948,374	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 06/27/2023	1,946,757

		10,110,832

	Semiconductors - 0.2%
490,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	490,980
225,052	ON Semiconductor Corp. 1 mo. USD LIBOR + 1.750%, 3.83%, 03/31/2023	225,178

		716,158

	Software - 2.5%
655,050	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.81%, 06/13/2024	645,735
784,508	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.10%, 10/19/2024	783,081
641,875	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2024	640,630
277,200	Cypress Intermediate Holdings , Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 04/27/2024	276,637
1,316,527	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2022	1,313,473
	First Data Corp.
1,245,094	1 mo. USD LIBOR + 2.000%, 4.07%, 07/08/2022	1,244,945
2,279,352	1 mo. USD LIBOR + 2.000%, 4.07%, 04/26/2024	2,278,281
237,000	Global Payments, Inc. 1 mo. USD LIBOR + 1.750%, 3.83%, 04/21/2023	237,197
756,529	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 02/15/2024	757,852
133,647	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 07/01/2022	133,981
760,181	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/01/2022	760,995
53,900	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	53,580
390,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 05/16/2025	387,929
364,000	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 06/21/2024	361,838
687,659	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	689,378
1,460,200	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 06/30/2023	1,459,966

		12,025,498

	Telecommunications - 1.0%
900,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/22/2024	901,251
1,377,563	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.63%, 02/02/2024	1,377,218
1,873,093	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/15/2024	1,816,900
295,000	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.34%, 07/03/2025	296,475

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$282,410	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 01/19/2024	$283,367

		4,675,211

	Transportation - 0.2%
765,000	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 0.00%, 06/26/2025(13)	766,438

	Total Senior Floating Rate Interests (cost $126,894,988)	$126,308,918

U.S. Government Agencies - 6.1%
	Mortgage-Backed Agencies - 6.1%
	FHLMC - 2.4%
$6,613	0.00%, 11/15/2036(15)	$5,981
4,581,085	0.16%, 10/25/2020(4)(6)	15,752
52,061	3.00%, 03/15/2033(6)(21)	6,416
430,000	3.82%, 05/25/2048(1)(4)	394,938
145,784	4.00%, 07/15/2027(6)(21)	13,564
2,382,000	1 mo. USD LIBOR + 2.350%, 4.41%, 04/25/2030(2)	2,443,716
76,170	4.50%, 03/15/2041	80,345
2,345,000	1 mo. USD LIBOR + 2.500%, 4.56%, 03/25/2030(2)	2,436,444
126,264	4.75%, 07/15/2039	133,449
13,276	5.50%, 08/15/2033	14,249
2,203,000	1 mo. USD LIBOR + 3.450%, 5.51%, 10/25/2029(2)	2,420,881
1,730,000	1 mo. USD LIBOR + 3.900%, 5.96%, 04/25/2029(2)	1,947,778
1,110,478	1 mo. USD LIBOR + 4.000%, 6.06%, 08/25/2024(2)	1,215,942
45,510	6.50%, 07/15/2036	49,847

		11,179,302

	FNMA - 3.7%
59,628	0.00%, 06/25/2036(15)(21)	50,191
200,643	1.40%, 04/25/2055(4)(6)	9,469
5,000	2.44%, 01/01/2023	4,857
44,950	2.50%, 06/25/2028(6)(21)	3,417
297,254	3.00%, 01/25/2028(6)(21)	25,030
29,718	3.16%, 12/01/2026	29,149
24,170	3.24%, 12/01/2026	23,841
46,650	3.26%, 05/01/2024	46,411
24,210	3.34%, 04/01/2024	24,184
9,450	3.45%, 01/01/2024	9,516
9,391	3.47%, 01/01/2024	9,465
87,099	3.50%, 05/25/2030(6)(21)	10,412
400,000	3.50%, 08/01/2048(16)	396,321
16,600,000	3.50%, 09/01/2048(16)	16,431,682
23,398	3.67%, 08/01/2023	23,746
5,000	3.70%, 10/01/2023	5,086
10,000	3.76%, 03/01/2024	10,184
15,000	3.86%, 12/01/2025	15,395
5,000	3.86%, 11/01/2023	5,111
23,196	3.87%, 10/01/2025	23,795
33,478	3.89%, 05/01/2030	34,166
34,191	3.93%, 10/01/2023	35,099
9,401	3.96%, 05/01/2034	9,619
9,693	3.97%, 05/01/2029	10,042
43,969	4.00%, 03/25/2042(6)(21)	6,960
17,922	4.06%, 10/01/2028	18,560
36,616	4.50%, 07/25/2027(6)(21)	3,837
20,115	5.46%, 05/25/2042(4)(6)	2,063
82,591	5.50%, 04/25/2035(21)	90,832
32,326	5.50%, 04/25/2037	34,804
348,326	5.50%, 06/25/2042(6)(21)	77,621

		17,480,865

	GNMA - 0.0%
38,445	4.00%, 05/16/2042(6)(21)	5,258

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$103,017	5.00%, 10/16/2041(6)(21)	$17,663

		22,921

		$28,683,088

	Total U.S. Government Agencies (cost $28,153,581)	$28,683,088

U.S. Government Securities - 6.7%
	U.S. Treasury Securities - 6.7%
	U.S. Treasury Bonds - 0.9%
$50,000	5.38%, 02/15/2031	$62,435
3,335,000	6.25%, 05/15/2030(17)(18)	4,412,101

		4,474,536

	U.S. Treasury Notes - 5.8%
13,810,741	0.38%, 07/15/2027(11)(17)	13,277,016
3,722,430	0.75%, 07/15/2028(11)	3,690,966
2,280,000	2.00%, 02/15/2023(17)	2,199,309
2,890,000	2.13%, 05/15/2025(17)	2,747,758
5,785,000	2.25%, 02/15/2027(17)	5,478,350

		27,393,399

		31,867,935

	Total U.S. Government Securities (cost $32,768,754)	$31,867,935

Common Stocks - 0.2%
	Consumer Services - 0.0%
13,341	Caesars Entertainment Corp.*	$150,753

	Energy - 0.2%
32,328	Ascent Resources - Marcellus LLC Class A*(19)(20)(21)	101,833
83,644,001	KCA Deutag*(1)(19)(20)(21)	595,713
713	Paragon Offshore Ltd., Litigation*(21)	7,547
19,531	Templar Energy LLC Class A*(21)	17,578

		722,671

	Utilities - 0.0%
600,000	TCEH Corp.*(19)(20)(21)	1

	Total Common Stocks (cost $1,576,108)	$873,425

Escrows - 0.0%
	Energy-Alternate Sources - 0.0%
2,648	Paragon Offshore Ltd., Escrow*(21)	$—

	Total Escrows (cost $—)	$—

Convertible Preferred Stocks - 0.1%
	Utilities - 0.1%
5,000	Sempra Energy Class A , 6.00%*	$511,550

	Total Convertible Preferred Stocks (cost $502,500)	$511,550

Warrants - 0.0%
	Energy - 0.0%
8,370	Ascent Resources - Marcellus LLC Expires 03/30/2023*(19)(20)(21)	$670

	Total Warrants (cost $670)	$670

	Total Long-Term Investments (cost $473,338,405)	$464,600,692

Short-Term Investments - 6.2%
	Commercial Paper - 0.6%
	Astrazeneca plc
430,000	2.41%, 08/27/2018(22)	$429,236
500,000	2.49%, 10/17/2018(22)	497,417
250,000	2.55%, 11/13/2018(22)	248,180
250,000	Bell Canada 0.00%, 08/01/2018(22)	250,000

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

CAD	600,000	Enbridge Pipelines, Inc. 0.00%, 08/01/2018(22)		$461,237
	$250,000	Erste Abwicklungsanstalt 2.20%, 08/21/2018(22)		249,685
	250,000	Province of Alberta 0.00%, 08/01/2018(22)		250,000
	320,000	VW CR, Inc. 2.42%, 08/16/2018(22)		319,661

				2,705,416

		Foreign Government Obligations - 4.5%
		Japan Treasury Discount Bill
JPY	602,100,000	0.13%, 10/01/2018(22)		5,385,362
	792,950,000	0.14%, 10/09/2018(22)		7,093,466
	229,900,000	0.15%, 08/06/2018(22)		2,056,097
	723,150,000	0.16%, 10/29/2018(22)		6,469,463
CAD	550,000	Manitoba Treasury Bill 1.54%, 09/26/2018(22)		421,853

				21,426,241

		Securities Lending Collateral - 1.1%
	247,400	Citibank NA DDCA, 1.91%, 08/01/2018(23)		247,400
	2,543,471	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(23)		2,543,471
	1,018,832	Invesco Government & Agency Portfolio, 1.81%(23)		1,018,832
	525,174	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(23)		525,174
	613,118	Western Asset Institutional Government Class A Fund, 1.76%(23)		613,118

				4,947,995

		Total Short-Term Investments (cost $29,277,210)		$29,079,652

		Total Investments Excluding Purchased Options (cost $502,615,615)	104.5%	$493,680,344
		Total Purchased Options (cost $626,061)	0.1%	$507,700

		Total Investments (cost $503,241,676)	104.6%	$494,188,044
		Other Assets and Liabilities	(4.6)%	(21,561,141)

		Total Net Assets	100.0%	$472,626,903

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $83,600,114, which represented 17.7% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Securities disclosed are interest-only strips.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(7)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $78,334,805, which represented 16.6% of total net assets.

(8)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Security is a zero-coupon bond.
(11)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.

(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)

This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2018, the aggregate value of the unfunded commitment was $248,952, which rounds to zero percent of total net assets.

(15)	Securities disclosed are principal-only strips.
(16)	Represents or includes a TBA transaction.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(19)	Investment valued using significant unobservable inputs.
(20)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $698,217, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(21)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $22,804,658, which represented 4.8% of total net assets.

(22)	The rate shown represents current yield to maturity.
(23)	Current yield as of period end.

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 05/15/29(1)	BOA	3.25%	Receive	05/13/19	USD	3,909,000	3,909,000	$49,587	$61,420	$(11,833)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 05/15/29(1)	BOA	3.25%	Receive	05/13/19	USD	12,175,000	12,175,000	154,445	196,018	(41,573)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 06/03/29(1)	DEUT	3.20%	Receive	05/30/19	USD	11,945,000	11,945,000	149,858	177,980	(28,122)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 06/03/29(1)	BOA	3.20%	Receive	05/30/19	USD	12,260,000	12,260,000	153,810	190,643	(36,833)

Total Puts							40,289,000	$507,700	$626,061	$(118,361)

Total purchased swaption contracts							40,289,000	$507,700	$626,061	$(118,361)

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $507,700, which represented 0.1% of total net assets.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Futures Contracts Outstanding at July 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Euro Future	126	03/18/2019	$30,608,550	$(29,171)
Australian 3-Year Bond Future	12	09/17/2018	991,846	2,730
Australian 10-Year Bond Future	3	09/17/2018	287,987	3,488
Canadian Dollar Future	43	09/18/2018	3,310,785	48,408
Canadian Government 10-Year Bond Future	39	09/19/2018	4,040,458	(30,169)
Euro-BTP Future	12	09/06/2018	1,786,299	14,090
Euro-OAT Future	13	09/06/2018	2,336,934	10,110
Euro-Schatz Future	18	09/06/2018	2,355,410	(2,438)
Japanese 10-Year Bond Future	4	09/12/2018	5,390,690	333
Japanese Yen Future	26	09/17/2018	2,915,250	(46,559)
Mini-10-Year JGB Future	8	09/11/2018	1,077,136	(956)
U.S. Treasury 2-Year Note Future	484	09/28/2018	102,305,500	(91,486)
U.S. Treasury 5-Year Note Future	774	09/28/2018	87,558,750	(190,704)
U.S. Treasury 10-Year Note Future	493	09/19/2018	58,874,985	24,634
U.S. Treasury Long Bond Future	44	09/19/2018	6,290,625	25,031

Total				$(262,659)

Short position contracts:
90-Day Euro Future	126	03/16/2020	$30,532,950	$41,073
Australian Dollar Future	16	09/17/2018	1,190,240	(1,662)
British Pound Future	31	09/17/2018	2,547,812	34,030
Euro FX Future	13	09/17/2018	1,907,344	2,283
Euro-BOBL Future	7	09/06/2018	1,077,287	2,274
Euro-BUXL 30-Year Bond Future	3	09/06/2018	616,014	(1,548)
Euro-Bund Future	34	09/06/2018	6,424,081	(12,250)
Long Gilt Future	42	09/26/2018	6,762,990	5,156
Swiss Franc Future	11	09/17/2018	1,394,250	(9,650)
U.S. Treasury 10-Year Ultra Future	117	09/19/2018	14,871,797	133,242
U.S. Treasury Ultra Bond Future	122	09/19/2018	19,142,563	191,495

Total				$384,443

Total futures contracts				$121,784

OTC Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	364,031	(0.09%)	08/25/37	Monthly	$76,719	$—	$17,285	$(59,434)
ABX.HE.AAA.07	CSI	USD	1,039,619	(0.09%)	08/25/37	Monthly	251,924	—	49,364	(202,560)
ABX.HE.PENAAA.06	JPM	USD	298,137	(0.11%)	05/25/46	Monthly	32,153	—	19,000	(13,153)
ABX.HE.PENAAA.06	CSI	USD	468,420	(0.11%)	05/25/46	Monthly	50,632	—	29,853	(20,779)
PrimeX.ARM.2 (19)	MSC	USD	151,119	(4.58%)	12/25/37	Monthly	—	(314)	(138)	176

Total							$411,428	$(314)	$115,364	$(295,750)

Sell protection:
ABX.HE.AAA.07	MSC	USD	364,030	0.09%	08/25/37	Monthly	$3,442	$—	$(17,285)	$(20,727)
ABX.HE.AAA.07	MSC	USD	1,039,619	0.09%	08/25/37	Monthly	9,887	—	(49,364)	(59,251)
ABX.HE.PENAAA.06	BCLY	USD	766,557	0.11%	05/25/46	Monthly	—	(20,030)	(48,854)	(28,824)
CMBX.NA.AAA.10	GSC	USD	2,447,000	0.50%	11/17/59	Monthly	—	(1,479)	(3,925)	(2,446)
CMBX.NA.AAA.6	MSC	USD	9,550,499	0.50%	05/11/63	Monthly	52,994	—	75,035	22,041

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

CMBX.NA.AAA.6	JPM	USD	3,014,081	0.50%	05/11/63	Monthly	$20,700	$—	$23,722	$3,022
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	Monthly	—	(198,232)	(189,440)	8,792
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(16,302)	(10,828)	5,474
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	Monthly	—	(109,467)	(108,391)	1,076
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	Monthly	—	(9,116)	(9,946)	(830)
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	Monthly	—	(9,381)	(12,678)	(3,297)
CMBX.NA.BB.6	CSI	USD	130,000	5.00%	05/11/63	Monthly	—	(18,762)	(25,389)	(6,627)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	Monthly	—	(9,248)	(15,992)	(6,744)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(130,489)	(142,366)	(11,877)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(130,489)	(142,366)	(11,877)
CMBX.NA.BB.6	CSI	USD	830,000	5.00%	05/11/63	Monthly	—	(148,364)	(161,885)	(13,521)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(130,487)	(144,529)	(14,042)
CMBX.NA.BB.6	GSC	USD	1,155,000	5.00%	05/11/63	Monthly	—	(207,032)	(225,250)	(18,218)
CMBX.NA.BB.6	MSC	USD	1,491,000	5.00%	05/11/63	Monthly	—	(266,535)	(290,897)	(24,362)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	Monthly	—	(58,456)	(107,262)	(48,806)
CMBX.NA.BB.8	CSI	USD	1,470,000	5.00%	10/17/57	Monthly	—	(398,338)	(285,547)	112,791
CMBX.NA.BB.8	CSI	USD	1,325,000	5.00%	10/17/57	Monthly	—	(359,046)	(257,362)	101,684
CMBX.NA.BB.8	MSC	USD	1,006,000	5.00%	10/17/57	Monthly	—	(272,622)	(195,461)	77,161
CMBX.NA.BB.8	GSC	USD	580,000	5.00%	10/17/57	Monthly	—	(170,879)	(112,651)	58,228
CMBX.NA.BB.8	GSC	USD	462,000	5.00%	10/17/57	Monthly	—	(112,096)	(89,861)	22,235
CMBX.NA.BB.8	DEUT	USD	365,000	5.00%	10/17/57	Monthly	—	(88,953)	(70,993)	17,960
CMBX.NA.BB.8	CSI	USD	34,000	5.00%	10/17/57	Monthly	—	(9,213)	(6,603)	2,610
CMBX.NA.BBB-.6	DEUT	USD	3,475,000	3.00%	05/11/63	Monthly	—	(553,239)	(381,428)	171,811
CMBX.NA.BBB-.6	MSC	USD	1,875,000	3.00%	05/11/63	Monthly	—	(304,215)	(205,806)	98,409
CMBX.NA.BBB-.6	DEUT	USD	1,924,000	3.00%	05/11/63	Monthly	—	(305,643)	(211,185)	94,458
CMBX.NA.BBB-.6	CSI	USD	2,370,000	3.00%	05/11/63	Monthly	—	(329,099)	(259,744)	69,355
CMBX.NA.BBB-.6	DEUT	USD	888,000	3.00%	05/11/63	Monthly	—	(124,548)	(97,322)	27,226
CMBX.NA.BBB-.6	MSC	USD	1,445,000	3.00%	05/11/63	Monthly	—	(213,019)	(158,367)	54,652
CMBX.NA.BBB-.6	DEUT	USD	1,205,000	3.00%	05/11/63	Monthly	—	(179,519)	(132,064)	47,455
CMBX.NA.BBB-.6	CSI	USD	850,000	3.00%	05/11/63	Monthly	—	(122,539)	(93,158)	29,381
PrimeX.ARM.2 (19)	JPM	USD	151,119	4.58%	12/25/37	Monthly	5,910	—	138	(5,772)

Total							$92,933	$(5,006,837)	$(4,165,304)	$748,600

Total traded indices							$504,361	$(5,007,151)	$(4,049,940)	$452,850

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	BOA	USD	1,480,000	1.00%/—	06/20/23	Quarterly	$—	$(126,436)	$(135,580)	$(9,144)
Republic of Turkey	BCLY	USD	1,280,000	1.00%/—	06/20/23	Quarterly	—	(106,435)	(117,257)	(10,822)
Republic of Turkey	JPM	USD	3,650,000	1.00%/—	06/20/23	Quarterly	—	(308,955)	(334,369)	(25,414)
Republic of Turkey	HSBC	USD	5,030,000	1.00%/—	06/20/23	Quarterly	—	(431,682)	(460,787)	(29,105)
United Mexican States	MSC	USD	1,190,000	1.00%/—	06/20/23	Quarterly	—	(15,816)	(5,852)	9,964

Total							$—	$(989,324)	$(1,053,845)	$(64,521)

Total single-name issues							$—	$(989,324)	$(1,053,845)	$(64,521)

Total OTC contracts							$504,361	$(5,996,475)	$(5,103,785)	$388,329

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.29.V1	USD	6,650,000	(1.00%)	06/20/23	Quarterly	$172,939	$186,656	$13,717
CDX.NA.IG.30.V1	USD	20,155,000	(1.00%)	06/20/23	Quarterly	(315,506)	(397,605)	(82,099)
ITRAXX.XOV.29.V1	EUR	8,600,000	(5.00%)	06/20/23	Quarterly	(878,101)	(1,007,149)	(129,048)

Total						$(1,020,668)	$(1,218,098)	$(197,430)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.30.V1	USD	26,297,000	5.00%	06/20/23	Quarterly	$1,640,549	$1,939,812	$299,263

Total						$619,881	$721,714	$101,833

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 M Federal Funds Rate	2.53% Fixed	USD	4,302,867	11/15/24	Annual	$—	$—	$312	$312
3 Mo. USD LIBOR	2.25% Fixed	USD	21,037,000	06/20/28	Semi-Annual	1,130,370	—	1,413,854	283,484
3 Mo. USD LIBOR	2.75% Fixed	USD	4,640,000	12/20/47	Semi-Annual	—	(102,052)	272,419	374,471

Total						$1,130,370	$(102,052)	$1,686,585	$658,267

OTC Total Return Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD liquid High Yield	MSC	USD 11,605,000	(1.00%)	12/20/18	Quarterly	$10,255	$—	$(243,677)	$(253,932)

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date		Appreciation		Depreciation
1,527,000	AUD	1,127,051	USD	MSC	08/03/18	$	7,459	$	—
1,380,000	AUD	1,021,851	USD	BNP	09/06/18		3,607		—
809,000	CAD	610,678	USD	RBC	08/03/18		11,254		—
809,000	CAD	621,604	USD	TDB	09/06/18		707		—
11,000	CHF	11,082	USD	MSC	08/03/18		30		—
11,000	CHF	11,157	USD	MSC	09/06/18		—		(13)
71,500,000	CLP	112,936	USD	BCLY	09/20/18		—		(749)
9,982,000	CNH	1,554,990	USD	GSC	09/19/18		—		(89,899)
660,000	DKK	103,823	USD	MSC	08/03/18		—		(230)
7,120,000	EGP	371,220	USD	GSC	01/08/19		7,463		—
8,130,000	EGP	426,772	USD	DEUT	04/22/19		—		(6,996)
12,510,000	EGP	656,176	USD	MSC	04/22/19		—		(10,249)
4,693,000	EUR	5,468,054	USD	CBK	08/03/18		20,892		—
4,692,000	EUR	5,483,132	USD	SSG	08/03/18		4,644		—
691,000	EUR	807,389	USD	SSG	08/03/18		806		—
181,000	EUR	211,810	USD	BCLY	08/03/18		—		(112)
125,000	EUR	146,339	USD	GSC	08/03/18		—		(139)
73,000	EUR	85,627	USD	DEUT	09/06/18		—		(25)
5,117,000	EUR	6,009,917	USD	MSC	09/06/18		—		(9,563)
160,000	EUR	186,654	USD	JPM	09/19/18		1,141		—
21,000	EUR	24,555	USD	CIBC	09/19/18		93		—
16,000	EUR	18,782	USD	CSFB	09/19/18		—		(2)
21,000	EUR	24,701	USD	MSC	09/19/18		—		(53)
49,000	GBP	64,781	USD	BCLY	08/03/18		—		(458)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,034,000	GBP	1,360,768	USD	BCLY	08/03/18	$ —	$ (3,428)
967,000	GBP	1,268,530	USD	DEUT	09/06/18	2,709	—
318,000	GBP	417,846	USD	CBK	09/06/18	204	—
4,774,000,000	IDR	339,787	USD	BCLY	09/19/18	—	(10,674)
1,037,812,000	JPY	9,395,782	USD	CBA	08/03/18	—	(112,486)
1,007,612,000	JPY	9,093,725	USD	ANZ	09/06/18	—	(59,507)
2,122,000	MXN	107,579	USD	RBC	08/03/18	6,220	—
2,122,000	MXN	113,155	USD	RBC	09/06/18	—	(16)
99,000	MYR	24,393	USD	BCLY	08/03/18	—	(41)
160,000	MYR	39,604	USD	BCLY	08/03/18	—	(247)
332,000	NOK	40,828	USD	MSC	08/03/18	—	(120)
382,000	PEN	116,322	USD	BCLY	09/19/18	176	—
381,000	PEN	116,219	USD	BCLY	09/19/18	—	(27)
250,000	PLN	66,729	USD	JPM	08/03/18	1,679	—
250,000	PLN	68,235	USD	GSC	09/06/18	207	—
110,000	PLN	30,136	USD	JPM	09/19/18	—	(16)
405,000	PLN	111,250	USD	UBS	09/19/18	—	(353)
405,000	PLN	112,092	USD	UBS	09/19/18	—	(1,195)
300,000	SEK	33,613	USD	BCLY	08/03/18	513	—
154,000	SEK	17,231	USD	CBK	08/03/18	287	—
454,000	SEK	51,997	USD	MSC	09/06/18	—	(216)
113,000	SGD	82,885	USD	CBK	08/03/18	123	—
108,596	USD	147,000	AUD	BNP	08/03/18	—	(620)
1,021,752	USD	1,380,000	AUD	BNP	08/03/18	—	(3,542)
1,951,946	USD	2,570,000	AUD	BNP	09/19/18	42,182	—
215,168	USD	791,000	BRL	SCB	09/05/18	5,313	—
22,190	USD	87,000	BRL	MSC	09/05/18	—	(891)
454,612	USD	600,000	CAD	HSBC	08/01/18	—	(6,633)
409,986	USD	515,000	CAD	ANZ	08/02/18	14,078	—
621,256	USD	809,000	CAD	TDB	08/03/18	—	(675)
465,540	USD	590,000	CAD	SSG	08/20/18	11,822	—
157,234	USD	200,000	CAD	ANZ	08/20/18	3,432	—
611,379	USD	795,000	CAD	JPM	09/06/18	—	(163)
423,201	USD	530,000	CAD	NAB	09/18/18	15,434	—
1,984,924	USD	2,580,000	CAD	GSC	09/19/18	—	(85)
423,091	USD	550,000	CAD	CBK	09/26/18	—	(113)
644,613	USD	845,000	CAD	HSBC	10/02/18	—	(5,649)
423,615	USD	555,000	CAD	HSBC	10/09/18	—	(3,540)
210,948	USD	275,000	CAD	SSG	11/15/18	—	(852)
11,125	USD	11,000	CHF	MSC	08/03/18	13	—
108,284	USD	71,500,000	CLP	HSBC	09/20/18	—	(3,904)
103,216	USD	660,000	DKK	MSC	08/03/18	—	(377)
104,094	USD	660,000	DKK	MSC	09/06/18	217	—
154,642	USD	2,990,000	EGP	DEUT	01/08/19	—	(4,384)
832,021	USD	670,000	EUR	DEUT	08/01/18	48,500	—
5,995,077	USD	5,117,000	EUR	MSC	08/03/18	10,220	—
119,521	USD	102,000	EUR	RBC	08/03/18	221	—
53,633	USD	46,000	EUR	BCLY	08/03/18	—	(169)
304,866	USD	260,000	EUR	JPM	08/06/18	703	—
23,297,973	USD	19,872,000	EUR	SSG	08/31/18	5,406	—
712,852	USD	608,000	EUR	BCLY	09/06/18	—	(108)
116,211	USD	100,000	EUR	DEUT	09/11/18	—	(1,094)
349,852	USD	300,000	EUR	MSC	09/17/18	—	(2,213)
5,359,058	USD	4,505,000	EUR	JPM	09/19/18	71,457	—
5,332,876	USD	4,507,000	EUR	UBS	09/19/18	42,928	—
117,577	USD	99,000	EUR	MSC	09/19/18	1,378	—
123,456	USD	105,000	EUR	GSC	09/19/18	215	—
56,341	USD	48,000	EUR	JPM	09/19/18	3	—
198,107	USD	169,000	EUR	BNP	09/19/18	—	(252)
90,051	USD	77,000	EUR	BCLY	09/19/18	—	(325)
161,482	USD	138,000	EUR	BCLY	09/19/18	—	(491)
1,415,166	USD	1,200,000	EUR	ANZ	09/28/18	5,799	—
811,385	USD	695,000	EUR	NOM	09/28/18	—	(4,874)
1,943,967	USD	1,650,000	EUR	JPM	10/18/18	2,983	—
153,405	USD	116,000	GBP	SSG	08/03/18	1,131	—
1,266,770	USD	967,000	GBP	DEUT	08/03/18	—	(2,619)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

287,831	USD	219,000	GBP	CBK	08/31/18	$ —	$ (1)
215,439	USD	164,000	GBP	CIBC	09/06/18	—	(158)
509,322	USD	355,000	GBP	NAB	09/10/18	42,555	—
3,664,996	USD	2,735,000	GBP	SSG	09/19/18	67,599	—
108,399	USD	1,523,000,000	IDR	MSC	09/19/18	3,405	—
9,073,498	USD	1,007,612,000	JPY	ANZ	08/03/18	60,344	—
221,633	USD	24,500,000	JPY	BCLY	08/03/18	2,479	—
51,626	USD	5,700,000	JPY	UBS	08/03/18	639	—
2,110,003	USD	229,900,000	JPY	JPM	08/06/18	53,137	—
3,411,172	USD	371,100,000	JPY	JPM	08/13/18	89,354	—
3,695,203	USD	405,700,000	JPY	CBA	09/19/18	54,550	—
2,100,357	USD	231,000,000	JPY	MSC	10/01/18	25,743	—
2,888,923	USD	317,900,000	JPY	JPM	10/09/18	32,172	—
4,245,072	USD	475,050,000	JPY	MSC	10/15/18	—	(25,771)
2,131,639	USD	237,750,000	JPY	MSC	10/22/18	—	(6,911)
2,465,283	USD	272,150,000	JPY	CBK	10/29/18	16,040	—
1,929,969	USD	213,250,000	JPY	CIBC	10/29/18	10,803	—
113,792	USD	2,122,000	MXN	RBC	08/03/18	—	(7)
216,987	USD	4,545,000	MXN	BCLY	09/19/18	—	(24,864)
64,236	USD	259,000	MYR	UBS	08/03/18	527	—
24,384	USD	99,000	MYR	BCLY	09/06/18	58	—
40,822	USD	332,000	NOK	CBK	08/03/18	114	—
40,885	USD	332,000	NOK	MSC	09/06/18	119	—
116,279	USD	165,000	NZD	SCB	09/19/18	3,821	—
68,203	USD	250,000	PLN	GSC	08/03/18	—	(204)
69,138	USD	4,355,000	RUB	HSBC	09/19/18	—	(192)
68,455	USD	4,355,000	RUB	BCLY	09/19/18	—	(875)
51,865	USD	454,000	SEK	MSC	08/03/18	221	—
135,217	USD	1,809,000	ZAR	BCLY	09/19/18	—	(1,274)
133,993	USD	1,809,000	ZAR	BCLY	09/19/18	—	(2,498)
378,000	ZAR	27,450	USD	BCLY	08/03/18	1,245	—

Total						$ 818,574	$ (413,142)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$67,034,674	$—	$67,034,674	$—
Corporate Bonds	93,911,781	—	93,911,781	—
Foreign Government Obligations	105,866,029	—	105,866,029	—
Municipal Bonds	9,542,622	—	9,542,622	—
Senior Floating Rate Interests	126,308,918	—	126,308,918	—
U.S. Government Agencies	28,683,088	—	28,683,088	—
U.S. Government Securities	31,867,935	—	31,867,935	—
Common Stocks
Consumer Services	150,753	150,753	—	—
Energy	722,671	—	25,125	697,546
Utilities	1	—	—	1
Escrows	—	—	—	—
Convertible Preferred Stocks	511,550	511,550	—	—
Warrants	670	—	—	670
Short-Term Investments	29,079,652	4,947,995	24,131,657	—
Purchased Options	507,700	—	507,700	—
Foreign Currency Contracts(2)	818,574	—	818,574	—
Futures Contracts(2)	538,377	538,377	—	—
Swaps - Credit Default(2)	1,348,941	—	1,348,765	176
Swaps - Interest Rate(2)	658,267	—	658,267	—

Total	$497,552,203	$6,148,675	$490,705,135	$698,393

Liabilities
Foreign Currency Contracts(2)	$(413,142)	$—	$(413,142)	$—
Futures Contracts(2)	(416,593)	(416,593)	—	—
Swaps - Credit Default(2)	(858,779)	—	(853,007)	(5,772)
Swaps - Total Return(2)	(253,932)	—	(253,932)	—

Total	$(1,942,446)	$(416,593)	$(1,520,081)	$(5,772)

(1) For the period ended July 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 32.4%
	Asset-Backed - Automobile - 0.5%
$983,450	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	$976,776
2,435,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,406,686
334,519	First Investors Auto Owner Trust 2.39%, 11/16/2020(1)	334,381
505,297	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	505,292
3,529,794	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)(22)	3,527,059
4,310,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,279,098

		12,029,292

	Asset-Backed - Finance & Insurance - 18.8%
1,540,000	AIMCO CLO Ltd. 3 mo. USD LIBOR + 0.850%, 3.19%, 01/15/2028(1)(2)	1,536,396
107,340	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%, 11/25/2035(3)	108,327
4,200,000	AMMC CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.59%, 07/25/2029(1)(2)	4,199,899
	Anchorage Capital CLO Ltd.
6,130,000	3 mo. USD LIBOR + 1.000%, 3.34%, 07/28/2028(1)(2)	6,130,000
2,910,000	3 mo. USD LIBOR + 1.510%, 3.85%, 01/15/2029(1)(2)	2,921,978
3,970,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.81%, 04/24/2029(1)(2)	3,981,382
1,441,673	Apidos CLO 3 mo. USD LIBOR + 0.980%, 3.32%, 01/19/2025(1)(2)	1,440,949
2,255,000	Atlas Senior Loan Fund X Ltd. 3 mo. USD LIBOR + 1.090%, 3.43%, 01/15/2031(1)(2)	2,251,917
6,225,000	Atrium CDO Corp. 3 mo. USD LIBOR + 0.830%, 3.18%, 04/22/2027(1)(2)	6,214,523
	Avery Point CLO Ltd.
3,783,718	3 mo. USD LIBOR + 1.100%, 3.44%, 04/25/2026(1)(2)	3,783,620
1,864,148	3 mo. USD LIBOR + 1.120%, 3.45%, 01/18/2025(1)(2)	1,863,196
1,030,000	Babson CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.50%, 07/20/2025(1)(2)	1,029,611
	Bayview Koitere Fund Trust
6,716,671	3.50%, 07/28/2057(1)(4)	6,669,339
2,333,153	3.62%, 03/28/2033(1)(3)	2,319,456
1,200,017	Bayview Opportunity Master Fund IVa Trust 3.67%, 03/28/2033(1)(3)	1,197,242
	Bayview Opportunity Master Fund Trust
2,026,924	2.98%, 10/28/2032(1)(3)	2,016,550
110,771	3.11%, 09/28/2032(1)(3)	111,267
1,735,159	3.35%, 11/28/2032(1)(3)	1,722,012
2,767,695	3.50%, 01/28/2055(1)(4)	2,751,709
3,293,750	3.50%, 06/28/2057(1)(4)	3,273,828
6,378,101	3.50%, 10/28/2057(1)(4)	6,326,833
4,373,562	3.50%, 01/28/2058(1)(4)	4,356,829
1,841,396	3.60%, 02/25/2033(1)(3)	1,842,511
2,420,380	4.00%, 11/28/2053(1)(4)	2,432,477
4,680,979	4.00%, 10/28/2064(1)(4)	4,701,088
637,500	Benefit Street Partners CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.13%, 10/18/2029(1)(2)	637,181
	BlueMountain CLO Ltd.
6,810,000	3 mo. USD LIBOR + 0.930%, 3.26%, 07/18/2027(1)(2)	6,810,000
6,935,000	3 mo. USD LIBOR + 0.930%, 3.28%, 07/20/2026(1)(2)	6,936,990
3,624,229	3 mo. USD LIBOR + 1.010%, 3.35%, 04/15/2025(1)(2)	3,623,174
6,799,000	3 mo. USD LIBOR + 1.180%, 3.53%, 10/22/2030(1)(2)	6,811,918
393,125	Cal Funding Ltd. 3.47%, 10/25/2027(1)	388,816

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Carlyle Global Market Strategies CLO Ltd.
$6,485,000	3 mo. USD LIBOR + 1.000%, 2.72%, 01/15/2031(1)(2)	$6,457,711
4,630,000	1 mo. USD LIBOR + 0.780%, 3.12%, 04/27/2027(1)(2)	4,600,123
4,860,000	3 mo. USD LIBOR + 1.100%, 3.44%, 10/15/2030(1)(2)	4,858,090
2,815,000	3 mo. USD LIBOR + 1.900%, 4.25%, 10/20/2029(1)(2)	2,815,282
4,030,000	CBAM Ltd. 3 mo. USD LIBOR + 1.230%, 3.57%, 10/17/2029(1)(2)	4,038,584
3,515,488	Cent CLO Ltd. 3 mo. USD LIBOR + 1.100%, 3.44%, 01/25/2026(1)(2)	3,517,735
	CIFC Funding Ltd.
4,175,000	3 mo. USD LIBOR + 1.050%, 3.16%, 04/24/2030(1)(2)	4,151,361
515,918	3 mo. USD LIBOR + 0.850%, 3.19%, 07/16/2030(1)(2)	515,892
2,255,000	3 mo. USD LIBOR + 1.110%, 3.46%, 01/22/2031(1)(2)	2,248,968
6,175,000	3 mo. USD LIBOR + 1.500%, 3.85%, 07/22/2026(1)(2)	6,173,537
1,772,530	Civic Mortgage LLC 3.89%, 06/25/2022(1)(3)	1,773,126
383,058	Conn’s Receivables Funding LLC 2.73%, 07/15/2020(1)(22)	382,970
1,910,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 4.19%, 10/15/2029(1)(2)	1,915,953
3,286,763	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)(22)	3,257,017
	Dryden Senior Loan Fund
4,398,000	3 mo. USD LIBOR + 0.820%, 3.16%, 11/15/2028(1)(2)	4,361,365
5,350,000	3 mo. USD LIBOR + 1.210%, 3.54%, 07/18/2030(1)(2)	5,352,846
3,970,000	3 mo. USD LIBOR + 1.430%, 3.77%, 07/15/2027(1)(2)	3,970,000
4,796,000	3 mo. USD LIBOR + 1.430%, 3.77%, 10/15/2028(1)(2)	4,804,623
	First Franklin Mortgage Loan Trust
2,250,478	1 mo. USD LIBOR + 0.240%, 2.30%, 04/25/2036(2)(22)	1,965,438
1,065,000	1 mo. USD LIBOR + 0.310%, 2.37%, 09/25/2036(2)(22)	949,256
3,435,000	Flatiron CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.59%, 05/15/2030(1)(2)	3,441,265
158,792	GreatAmerica Leasing Receivables Funding LLC 1.72%, 04/22/2019(1)	158,607
1,345,000	Highbridge Loan Management Ltd. 3 mo. USD LIBOR + 1.000%, 3.36%, 02/05/2031(1)(2)	1,343,129
	KKR CLO Ltd.
5,530,000	3 mo. USD LIBOR + 1.340%, 3.68%, 04/15/2029(1)(2)	5,548,000
4,210,000	3 mo. USD LIBOR + 1.560%, 3.89%, 10/18/2028(1)(2)	4,213,848
	Lendmark Funding Trust
2,875,000	2.83%, 12/22/2025(1)(22)	2,858,914
3,575,000	3.26%, 04/21/2025(1)(22)	3,575,026
	Madison Park Funding Ltd.
4,825,000	3 mo. USD LIBOR + 1.160%, 3.51%, 07/23/2029(1)(2)	4,824,918
3,125,000	3 mo. USD LIBOR + 1.190%, 3.54%, 10/21/2030(1)(2)	3,126,788
4,525,000	3 mo. USD LIBOR + 1.260%, 3.61%, 07/20/2026(1)(2)	4,525,045
3,165,000	Magnetite CLO Ltd. 3 mo. USD LIBOR + 1.330%, 3.67%, 04/15/2027(1)(2)	3,165,411
	Magnetite Ltd.
6,210,000	3 mo. USD LIBOR + 1.000%, 3.34%, 07/25/2026(1)(2)	6,202,809
6,481,000	3 mo. USD LIBOR + 1.400%, 3.74%, 11/15/2028(1)(2)	6,491,454
3,070,000	3 mo. USD LIBOR + 1.500%, 3.84%, 07/25/2026(1)(2)	3,070,421
2,370,000	Magnetite VIII Ltd. 3 mo. USD LIBOR + 0.980%, 3.32%, 04/15/2031(1)(2)	2,358,359
6,932,000	Magnetite XI Ltd. 3 mo. USD LIBOR + 1.120%, 3.45%, 01/18/2027(1)(2)	6,928,458
1,520,549	Marlette Funding Trust 2.36%, 12/15/2024(1)(22)	1,512,040
5,154,607	MFA Trust 3.35%, 11/25/2047(1)(3)	5,095,112
	Nationstar HECM Loan Trust
547,272	1.97%, 05/25/2027(1)	545,904
1,123,613	2.04%, 09/25/2027(1)(4)	1,119,237
490,000	2.94%, 05/25/2027(1)	486,134
7,960,000	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	7,959,362

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	NRZ Advance Receivables Trust
$4,895,000	3.11%, 12/15/2050(1)	$4,863,779
4,425,000	3.21%, 02/15/2051(1)	4,384,979
	NRZ Excess Spread-Collateralized Notes
4,945,459	3.19%, 01/25/2023(1)	4,905,363
3,053,045	3.27%, 02/25/2023(1)	3,035,938
1,933,531	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(3)	1,914,200
1,395,000	Oak Hill Credit Partners Ltd. 3 mo. USD LIBOR + 1.130%, 3.48%, 07/20/2026(1)(2)	1,394,381
	OCP CLO Ltd.
4,015,000	3 mo. USD LIBOR + 0.850%, 3.19%, 04/17/2027(1)(2)	4,003,754
6,080,000	3 mo. USD LIBOR + 1.400%, 3.73%, 11/22/2025(1)(2)	6,086,256
3,020,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.320%, 3.67%, 03/17/2030(1)(2)	3,037,927
	OneMain Financial Issuance Trust
7,054,000	2.37%, 09/14/2032(1)	6,911,255
4,462,675	4.10%, 03/20/2028(1)	4,487,373
212,500	OZLM Funding Ltd. 3 mo. USD LIBOR + 0.900%, 3.25%, 07/22/2029(1)(2)	212,489
4,470,000	OZLM Ltd. 3 mo. USD LIBOR + 1.450%, 3.79%, 04/30/2027(1)(2)	4,470,241
	Pretium Mortgage Credit Partners LLC
742,458	3.33%, 12/30/2032(1)(4)	738,558
1,218,890	3.38%, 01/27/2033(1)(3)	1,207,635
1,491,286	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	1,485,384
2,710,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	2,691,698
3,320,000	Seneca Park CLO Ltd. 3 mo. USD LIBOR + 1.120%, 3.46%, 07/17/2026(1)(2)	3,318,300
3,420,000	Shackleton CLO Ltd. 3 mo. USD LIBOR + 1.020%, 3.36%, 07/17/2028(1)(2)	3,415,301
	SoFi Consumer Loan Program LLC
1,526,752	2.50%, 05/26/2026(1)	1,504,785
762,916	2.77%, 05/25/2026(1)	756,305
1,611,673	3.05%, 12/26/2025(1)(22)	1,605,212
1,376,352	3.09%, 10/27/2025(1)(22)	1,372,971
1,260,292	3.28%, 01/26/2026(1)(22)	1,257,998
	Sound Point CLO Ltd.
6,850,000	3 mo. USD LIBOR + 0.890%, 3.24%, 01/20/2028(1)(2)	6,836,149
6,690,000	3 mo. USD LIBOR + 1.000%, 3.35%, 04/15/2031(1)(2)	6,650,114
3,000,000	1 mo. USD LIBOR + 1.150%, 3.65%, 04/18/2031(1)(2)	2,992,665
2,100,000	3 mo. USD LIBOR + 1.390%, 3.74%, 01/23/2029(1)(2)	2,104,059
	Springleaf Funding Trust
7,215,000	2.68%, 07/15/2030(1)	7,085,333
3,940,000	2.90%, 11/15/2029(1)	3,925,522
4,175,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	4,143,622
3,275,152	Symphony CLO L.P. 1 mo. USD LIBOR + 1.750%, 3.85%, 01/09/2023(1)(2)	3,274,844
	Symphony CLO Ltd.
1,898,000	3 mo. USD LIBOR + 1.180%, 3.52%, 10/17/2026(1)(2)	1,897,028
3,950,000	3 mo. USD LIBOR + 1.280%, 3.62%, 07/14/2026(1)(2)	3,952,753
2,740,000	Thacher Park CLO Ltd. 3 mo. USD LIBOR + 1.160%, 3.51%, 10/20/2026(1)(2)	2,744,543
	Towd Point Mortgage Trust
7,262,509	2.75%, 10/25/2056(1)(4)	7,115,173
2,000,086	2.75%, 04/25/2057(1)(4)	1,960,620
5,438,938	2.75%, 06/25/2057(1)(4)	5,292,941
3,861,574	2.75%, 07/25/2057(1)(4)	3,767,168
4,335,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.370%, 3.72%, 04/20/2027(1)(2)	4,339,491
2,468,721	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(3)	2,448,962

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$2,355,000	Venture CLO Ltd. 3 mo. USD LIBOR + 1.300%, 3.65%, 07/20/2030(1)(2)	$2,359,446
6,295,000	Vibrant CLO VI Ltd. 3 mo. USD LIBOR + 1.240%, 3.57%, 06/20/2029(1)(2)	6,304,940
6,365,601	VOLT LLC 3.38%, 10/25/2047(1)(3)	6,331,554
1,260,725	VOLT LX LLC 3.25%, 06/25/2047(1)(3)	1,253,047
1,262,377	VOLT LXII LLC 3.13%, 09/25/2047(1)(3)	1,250,051
2,396,047	VOLT LXIII LLC 3.00%, 10/25/2047(1)(3)	2,368,981
3,858,042	VOLT LXVI 4.34%, 05/25/2048(1)(3)	3,852,987
	Voya CLO Ltd.
4,220,000	3 mo. USD LIBOR + 0.900%, 3.23%, 01/18/2029(1)(2)	4,202,698
2,085,000	1 mo. USD LIBOR + 0.990%, 3.32%, 04/18/2031(1)(2)	2,073,024
2,030,000	3 mo. USD LIBOR + 1.130%, 3.47%, 10/15/2030(1)(2)	2,029,923
1,505,000	3 mo. USD LIBOR + 1.250%, 3.58%, 01/18/2029(1)(2)	1,483,420
1,500,000	3 mo. USD LIBOR + 1.250%, 3.59%, 04/17/2030(1)(2)	1,500,812
1,970,100	Wendy’s Funding LLC 3.88%, 03/15/2048(1)(22)	1,901,600
4,650,000	York CLO Ltd. 3 mo. USD LIBOR + 1.630%, 2.73%, 01/20/2030(1)(2)	4,706,790
5,625,000	Zais CLO Ltd. 3 mo. USD LIBOR + 1.530%, 3.87%, 10/15/2028(1)(2)	5,628,116

		433,891,594

	Asset-Backed - Home Equity - 2.0%
	GSAA Home Equity Trust
26,730	1 mo. USD LIBOR + 0.070%, 2.13%, 12/25/2046(2)(22)	14,741
3,348,908	1 mo. USD LIBOR + 0.080%, 2.14%, 02/25/2037(2)(22)	1,758,384
1,024,466	1 mo. USD LIBOR + 0.090%, 2.15%, 12/25/2036(2)(22)	497,108
1,770,149	1 mo. USD LIBOR + 0.100%, 2.16%, 03/25/2037(2)(22)	867,818
1,540,336	1 mo. USD LIBOR + 0.180%, 2.24%, 11/25/2036(2)(22)	759,876
1,488,382	5.99%, 06/25/2036(4)(22)	718,034
7,893,405	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(3)	7,880,221
75,770	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 2.21%, 06/25/2036(2)(22)	64,754
1,377,059	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.23%, 11/25/2036(2)(22)	619,436
	New Residential Mortgage Loan Trust
5,807,743	1 mo. USD LIBOR + 1.500%, 3.56%, 06/25/2057(1)(2)	5,948,751
7,246,409	4.00%, 02/25/2057(1)(4)	7,291,866
6,581,020	4.00%, 08/27/2057(1)(4)	6,614,891
2,926,873	4.00%, 12/25/2057(1)(4)	2,941,792
5,080,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	5,039,294
489,372	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)(22)	248,640
	Soundview Home Loan Trust
3,312,938	1 mo. USD LIBOR + 0.180%, 2.24%, 07/25/2037(2)(22)	2,984,850
830,000	1 mo. USD LIBOR + 0.240%, 2.30%, 07/25/2036(2)(22)	753,618
1,110,000	1 mo. USD LIBOR + 0.250%, 2.31%, 11/25/2036(2)(22)	997,231

		46,001,305

	Asset-Backed - Manufactured Housing - 0.1%
1,389,000	Octagon Investment Partners 24 Ltd. 3 mo. USD LIBOR + 0.090%, 3.23%, 05/21/2027(1)(2)(5)	1,387,339

	Collateralized - Mortgage Obligations - 0.2%
1,584,479	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(4)	1,575,826
3,132,479	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)(22)	3,119,373

		4,695,199

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Commercial Mortgage - Backed Securities - 4.6%
	Banc of America Commercial Mortgage Trust
$37,298,707	0.75%, 11/15/2050(4)(6)	$2,072,126
4,505,550	0.82%, 11/15/2054(4)(6)	266,451
	BBCMS Mortgage Trust
23,802,883	1.52%, 02/15/2050(4)(6)	2,276,460
7,661,000	1 mo. USD LIBOR + 0.850%, 2.92%, 08/15/2036(1)(2)	7,660,937
	Benchmark Mortgage Trust
11,667,109	0.53%, 01/15/2051(4)(6)	456,180
21,227,000	0.70%, 07/15/2051(4)(6)	834,385
	Citigroup Commercial Mortgage Trust
22,442,659	1.04%, 07/10/2047(4)(6)	1,060,425
15,759,266	1.11%, 04/10/2048(4)(6)	815,782
687,000	2.77%, 12/10/2045	669,341
570,000	3.33%, 06/10/2046	567,466
1,045,000	3.76%, 06/10/2048	1,050,689
415,000	4.50%, 03/10/2047(1)(4)(22)	315,117
	Commercial Mortgage Pass-Through Certificates
14,219,537	0.73%, 02/10/2047(4)(6)	334,509
360,000	4.24%, 02/10/2047(4)	372,682
	Commercial Mortgage Trust
3,926,218	0.77%, 08/10/2046(4)(6)	113,334
2,768,995	1.92%, 07/10/2046(1)(4)(6)	83,164
380,000	2.54%, 12/10/2045	368,109
945,249	2.85%, 10/15/2045	918,247
745,000	2.94%, 01/10/2046	730,118
735,000	3.10%, 03/10/2046	726,001
1,025,000	3.21%, 03/10/2046	1,015,041
3,050,000	3.42%, 03/10/2031(1)	3,061,564
905,000	3.61%, 06/10/2046(4)	910,964
455,000	3.62%, 07/10/2050	452,383
1,425,000	3.69%, 08/10/2047	1,430,192
900,000	3.80%, 08/10/2047	910,621
1,350,000	3.83%, 07/15/2047	1,368,557
1,095,125	3.96%, 03/10/2047	1,116,080
812,262	4.02%, 07/10/2045	831,970
420,000	4.07%, 02/10/2047(4)	431,583
390,000	4.21%, 08/10/2046	402,371
660,000	4.21%, 08/10/2046(4)	681,995
595,000	4.24%, 07/10/2045(4)	616,814
805,000	4.57%, 10/15/2045(1)(4)(22)	152,193
1,825,000	4.75%, 10/15/2045(1)(4)(22)	876,365
416,983	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	413,523
	CSAIL Commercial Mortgage Trust
42,604,449	0.83%, 06/15/2057(4)(6)	1,724,845
1,486,737	0.93%, 04/15/2050(4)(6)	65,031
5,844,138	1.04%, 11/15/2048(4)(6)	293,114
10,347,899	1.80%, 01/15/2049(4)(6)	981,914
490,022	3.45%, 08/15/2048	484,309
430,000	3.54%, 11/15/2048	425,908
2,637,000	3.72%, 08/15/2048	2,643,053
74,000	3.76%, 11/15/2048	74,205
3,249,581	DBUBS Mortgage Trust 0.72%, 11/10/2046(1)(4)(6)	38,795
1,645,443	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	1,719,001
	FREMF Mortgage Trust
2,495,000	3.02%, 10/25/2047(1)(4)	2,486,338
755,000	3.68%, 11/25/2049(1)(4)	733,312
1,320,000	3.75%, 11/25/2050(1)(4)	1,249,008
2,710,000	5.28%, 09/25/2043(1)(4)	2,803,819
261,754	GE Business Loan Trust 1 mo. USD LIBOR + 1.000%, 3.07%, 05/15/2034(1)(2)	244,818
	GS Mortgage Securities Corp.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$2,010,000	2.95%, 11/05/2034(1)	$1,953,123
935,000	3.38%, 05/10/2050	919,582
	GS Mortgage Securities Trust
23,811,225	0.09%, 07/10/2046(4)(6)	98,152
3,167,946	1.34%, 08/10/2044(1)(4)(6)	101,782
890,000	3.63%, 11/10/2047	890,580
695,000	3.67%, 04/10/2047(1)(22)	271,620
825,000	4.07%, 01/10/2047	846,287
1,310,000	4.96%, 04/10/2047(1)(4)	1,074,299
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(4)(22)	626,844
991,343	2.84%, 12/15/2047	968,823
730,000	4.37%, 12/15/2047(1)(4)(22)	582,268
970,000	5.41%, 08/15/2046(1)(4)	950,300
	JPMBB Commercial Mortgage Securities Trust
14,688,048	0.79%, 09/15/2047(4)(6)	384,298
4,780,661	0.83%, 05/15/2048(4)(6)	150,713
1,455,000	3.36%, 07/15/2045	1,451,879
4,654	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%, 09/25/2030(1)(4)	4,677
	Morgan Stanley Bank of America Merrill Lynch Trust
4,254,555	1.08%, 10/15/2048(4)(6)	243,613
9,407,152	1.11%, 12/15/2047(4)(6)	388,809
700,000	2.92%, 02/15/2046	686,198
1,465,000	3.13%, 12/15/2048	1,448,038
880,000	3.18%, 08/15/2045	873,986
730,173	4.26%, 10/15/2046(4)	752,383
	Morgan Stanley Capital Trust
15,044,298	0.39%, 09/15/2047(1)(4)(6)	108,463
7,209,837	1.45%, 06/15/2050(4)(6)	626,486
2,605,000	3.47%, 08/11/2033(1)	2,593,942
885,000	5.16%, 07/15/2049(1)(4)(22)	765,332
175,000	5.25%, 10/12/2052(1)(4)(22)	10,963
250,000	5.25%, 10/12/2052(1)(4)	24,941
4,000,000	Oaktown Re II Ltd. 3 mo. USD LIBOR + 1.550%, 4.50%, 07/25/2028(1)(2)	4,000,000
705,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(4)	659,074
	UBS Commercial Mortgage Trust
5,914,226	1.15%, 08/15/2050(4)(6)	442,317
935,000	3.43%, 08/15/2050	906,441
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	898,074
2,215,000	3.09%, 08/10/2049	2,188,364
910,000	3.19%, 03/10/2046	900,867
1,005,120	3.24%, 04/10/2046	997,645
6,160,000	Verus Securitization Trust 3.68%, 06/01/2058(1)(4)	6,177,655
	Wells Fargo Commercial Mortgage Trust
12,722,228	1.16%, 05/15/2048(4)(6)	648,228
908,424	2.92%, 10/15/2045	892,268
380,000	2.92%, 11/15/2049	357,991
295,000	2.94%, 10/15/2049	278,054
10,000	3.17%, 02/15/2048	9,703
645,000	3.29%, 05/15/2048	631,588
810,000	3.41%, 12/15/2047	797,583
605,000	3.41%, 09/15/2058	595,921
373,000	3.64%, 03/15/2050	367,861
1,095,000	3.79%, 09/15/2048	1,100,873
255,000	4.10%, 05/15/2048(4)	228,832
	WF-RBS Commercial Mortgage Trust
2,153,263	1.29%, 03/15/2047(4)(6)	92,571
914,823	2.87%, 11/15/2045	896,356
1,170,000	2.88%, 12/15/2045	1,144,479
1,490,000	3.00%, 08/15/2045	1,469,715
1,545,000	3.02%, 11/15/2047(1)(22)	698,538
740,000	3.07%, 03/15/2045	728,372

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$350,000	3.35%, 05/15/2045	$342,608
925,000	3.61%, 11/15/2047	922,521
740,000	3.72%, 05/15/2047	746,182
660,281	4.00%, 05/15/2047	674,500
225,000	4.05%, 03/15/2047	230,182
745,125	4.10%, 03/15/2047	765,487
1,070,000	4.15%, 08/15/2046(4)	1,101,362
345,000	5.00%, 06/15/2044(1)(4)(22)	236,572
770,000	5.58%, 04/15/2045(1)(4)	774,521

		106,032,895

	Diversified Financial Services - 0.1%
3,281,000	Barings CLO Ltd. 1 mo. USD LIBOR + 0.950%, 3.02%, 07/20/2029(1)(2)	3,266,363

	Other ABS - 0.2%
2,830,000	Cent CLO 21 Ltd. 3 mo. USD LIBOR + 1.150%, 3.49%, 07/27/2030(1)(2)	2,830,000
1,120,000	OZLM VII Ltd. 3 mo. USD LIBOR + 1.010%, 3.35%, 07/17/2029(1)(2)	1,120,000

		3,950,000

	Whole Loan Collateral CMO - 5.9%
226,746	Adjustable Rate Mortgage Trust 1 mo. USD LIBOR + 0.540%, 2.60%, 11/25/2035(2)	225,016
	Alternative Loan Trust
536,177	1 mo. USD LIBOR + 0.320%, 2.38%, 11/25/2035(2)	481,864
1,954,933	1 mo. USD LIBOR + 0.540%, 2.60%, 01/25/2036(2)	1,882,130
1,344,052	12 mo. USD MTA + 1.350%, 3.00%, 08/25/2035(2)	1,194,577
373,991	5.75%, 05/25/2036	281,293
263,481	6.00%, 05/25/2036	214,551
183,899	6.00%, 12/25/2036	128,588
	Angel Oak Mortgage Trust LLC
2,198,354	2.48%, 07/25/2047(1)(4)	2,175,138
1,884,930	2.71%, 11/25/2047(1)(4)	1,869,867
544,759	2.81%, 01/25/2047(1)(4)	541,295
	Banc of America Funding Trust
680,944	1 mo. USD LIBOR + 0.300%, 2.39%, 05/20/2047(2)	625,676
2,111,254	5.77%, 05/25/2037(4)	2,086,356
78,208	5.85%, 01/25/2037(3)	73,960
	Bear Stearns Adjustable Rate Mortgage Trust
680,479	1 year USD CMT + 2.300%, 3.52%, 10/25/2035(2)	688,692
418,530	3.64%, 02/25/2036(4)	356,956
2,217,830	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 2.56%, 01/25/2036(2)	2,306,158
673,621	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.24%, 10/25/2036(2)	630,207
593,220	Chase Mortgage Finance Trust 3.54%, 12/25/2035(4)	568,161
	CHL Mortgage Pass-Through Trust
647,885	1 mo. USD LIBOR + 0.680%, 2.74%, 03/25/2035(2)	597,605
829,726	3.34%, 11/20/2035(4)	756,394
1,285,079	3.48%, 09/25/2047(4)	1,202,907
335,994	3.73%, 06/20/2035(4)	338,180
584,904	3.87%, 04/20/2036(4)	461,678
6,342,981	CIM Trust 3.00%, 04/25/2057(1)(4)	6,262,417
	COLT Mortgage Loan Trust
4,417,695	2.42%, 10/25/2047(1)(4)	4,386,313
2,540,123	2.93%, 02/25/2048(1)(4)	2,528,370
996,356	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	970,609
2,351,346	CSMC Trust 3.25%, 04/25/2047(1)(4)	2,291,034
	Deephaven Residential Mortgage Trust
1,507,481	2.45%, 06/25/2047(1)(4)	1,488,770
2,066,930	2.58%, 10/25/2047(1)(4)	2,051,310

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$879,191	2.73%, 12/26/2046(1)(4)	$874,963
185,487	DSLA Mortgage Loan Trust 1 mo. USD LIBOR + 0.360%, 2.44%, 01/19/2045(2)	177,426
	Fannie Mae Connecticut Avenue Securities
1,620,000	1 mo. USD LIBOR + 3.550%, 5.61%, 07/25/2029(2)	1,769,339
3,190,143	1 mo. USD LIBOR + 4.350%, 6.41%, 05/25/2029(2)	3,566,898
1,277,338	1 mo. USD LIBOR + 4.900%, 6.96%, 11/25/2024(2)	1,461,214
724,114	1 mo. USD LIBOR + 5.700%, 7.76%, 04/25/2028(2)	842,852
593,000	1 mo. USD LIBOR + 6.000%, 8.06%, 09/25/2028(2)	700,813
2,119,498	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(4)	2,105,107
	GMACM Mortgage Loan Trust
99,480	3.82%, 04/19/2036(4)	92,490
459,942	3.89%, 09/19/2035(4)	444,635
	GSR Mortgage Loan Trust
2,801,146	1 mo. USD LIBOR + 0.300%, 2.36%, 01/25/2037(2)	1,634,751
1,754,216	3.73%, 01/25/2036(4)	1,733,790
180,753	4.11%, 10/25/2035(4)	153,644
	HarborView Mortgage Loan Trust
883,712	1 mo. USD LIBOR + 0.190%, 2.27%, 01/19/2038(2)	866,463
1,722,942	1 mo. USD LIBOR + 0.240%, 2.32%, 12/19/2036(2)	1,595,480
	IndyMac Index Mortgage Loan Trust
570,774	3.62%, 03/25/2036(4)	510,445
1,304,656	3.88%, 04/25/2037(4)	1,016,558
581,872	3.88%, 01/25/2036(4)	578,868
	JP Morgan Mortgage Trust
437,666	3.58%, 05/25/2036(4)	435,722
525,687	3.69%, 09/25/2035(4)	531,963
155,237	3.84%, 04/25/2037(4)	148,171
638,325	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 2.27%, 07/25/2046(2)	614,438
	LSTAR Securities Investment Ltd.
2,756,020	1 mo. USD LIBOR + 1.750%, 0.04%, 10/01/2022(1)(2)	2,744,459
2,216,841	1 mo. USD LIBOR + 1.550%, 3.64%, 02/01/2023(1)(2)	2,189,376
1,739,901	1 mo. USD LIBOR + 1.650%, 3.74%, 11/01/2022(1)(2)	1,732,152
1,587,503	1 mo. USD LIBOR + 1.750%, 3.84%, 09/01/2022(1)(2)	1,590,678
3,051,373	Luminent Mortgage Trust 1 mo. USD LIBOR + 0.190%, 2.25%, 05/25/2046(2)	2,829,784
2,104,298	MetLife Securitization Trust 3.00%, 04/25/2055(1)(4)	2,061,061
1,535,081	MFA Trust 2.59%, 02/25/2057(1)(4)	1,503,327
4,775,715	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	4,670,782
693,067	Morgan Stanley Mortgage Loan Trust 3.83%, 05/25/2036(4)	539,700
	New Residential Mortgage Loan Trust
3,710,593	3.75%, 11/26/2035(1)(4)	3,710,419
3,559,534	3.75%, 11/25/2056(1)(4)	3,557,235
7,155,109	4.00%, 03/25/2057(1)(4)	7,199,969
5,905,055	4.00%, 04/25/2057(1)(4)	5,937,889
4,889,316	4.00%, 05/25/2057(1)(4)	4,920,560
1,253,203	OBX Trust 1 mo. USD LIBOR + 0.650%, 2.71%, 06/25/2057(1)(2)	1,253,572
1,285,036	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,260,559
	Residential Accredit Loans, Inc.
1,674,191	1 mo. USD LIBOR + 0.300%, 2.36%, 04/25/2036(2)	1,546,282
1,666,842	2.85%, 11/25/2037(4)	1,444,212
1,244,229	6.00%, 12/25/2035	1,197,167
871,246	Residential Asset Securitization Trust 5.50%, 06/25/2035	786,285
596,975	Residential Funding Mortgage Securities, Inc. 4.13%, 08/25/2035(4)	460,691
1,805,000	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 1.650%, 3.71%, 04/25/2043(1)(2)	1,817,113

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$715,309	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	$523,768
		Towd Point Mortgage Trust
	3,075,291	2.25%, 04/25/2056(1)(4)	3,000,227
	5,640,196	1 mo. USD LIBOR + 0.600%, 2.66%, 02/25/2057(1)(2)	5,627,568
	1,044,327	2.75%, 04/25/2055(1)(4)	1,029,627
	2,538,102	2.75%, 08/25/2055(1)(4)	2,478,215
	343,334	3.00%, 03/25/2054(1)(4)	340,452
		WaMu Mortgage Pass-Through Certificates Trust
	580,751	12 mo. MTA + 0.880%, 2.53%, 10/25/2046(2)	524,334
	469,012	12 mo. MTA + 0.980%, 2.63%, 07/25/2046(2)	445,207
	1,220,008	3.57%, 06/25/2037(4)	1,141,050
		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	711,082	12 mo. MTA + 0.830%, 2.48%, 11/25/2046(2)	642,200
	1,350,999	1 mo. USD LIBOR + 0.600%, 2.66%, 07/25/2036(2)	948,899
		Wells Fargo Commercial Mortgage Trust
	29,983,566	1.16%, 09/15/2057(4)(6)	1,460,595
	859,000	3.84%, 09/15/2058	867,867
	376,229	Wells Fargo Mortgage Backed Securities Trust 4.13%, 09/25/2036(4)	375,626

			135,881,009

		Total Asset & Commercial Mortgage Backed Securities (cost $752,834,177)	$747,134,996

Corporate Bonds - 31.7%
		Aerospace/Defense - 0.2%
		DAE Funding LLC
	65,000	4.50%, 08/01/2022(1)	64,025
	70,000	5.00%, 08/01/2024(1)	68,775
	4,217,000	Lockheed Martin Corp. 4.09%, 09/15/2052	4,047,299
	140,000	United Technologies Corp. 2.80%, 05/04/2024	132,791

			4,312,890

		Agriculture - 1.4%
		Altria Group, Inc.
	5,895,000	2.85%, 08/09/2022	5,758,893
	3,190,000	3.88%, 09/16/2046	2,872,437
		BAT Capital Corp.
	15,350,000	2.30%, 08/14/2020(1)	15,055,991
	2,250,000	4.39%, 08/15/2037(1)	2,156,963
	1,680,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,663,962
		Imperial Brands Finance plc
	760,000	2.95%, 07/21/2020(1)	752,085
	1,855,000	3.75%, 07/21/2022(1)	1,840,683
	1,935,000	Reynolds American, Inc. 3.25%, 06/12/2020	1,934,438

			32,035,452

		Auto Manufacturers - 0.4%
EUR	275,000	BMW Finance N.V. 5.00%, 08/06/2018	321,758
CAD	595,000	Daimler Canada Finance, Inc. 1.42%, 10/02/2018(22)	456,908
	$315,000	Daimler Finance North America LLC 3 mo. USD LIBOR + 0.390%, 2.75%, 05/04/2020(1)(2)	315,465
CAD	555,000	Ford Credit Canada Co. 3.70%, 08/02/2018	426,725
	$660,000	Ford Motor Co. 5.29%, 12/08/2046	609,695
	200,000	Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.000%, 3.34%, 01/09/2020(2)	201,708
		General Motors Co.
	2,070,000	5.40%, 04/01/2048(5)	2,000,922
	965,000	6.25%, 10/02/2043	1,007,330

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$945,000	6.75%, 04/01/2046	$1,045,444
		General Motors Financial Co., Inc.
	375,000	3 mo. USD LIBOR + 1.270%, 3.61%, 10/04/2019(2)	378,916
	1,130,000	3.70%, 05/09/2023	1,106,780
	500,000	3 mo. USD LIBOR + 1.560%, 3.90%, 01/15/2020(2)	507,374
	1,255,000	3.95%, 04/13/2024	1,228,909
	250,000	Toyota Motor Credit Corp. 3 mo. USD LIBOR + 0.140%, 2.50%, 11/14/2019	249,350

			9,857,284

		Auto Parts & Equipment - 0.0%
	450,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	412,875
	285,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	265,763

			678,638

		Beverages - 0.8%
		Anheuser-Busch InBev Finance, Inc.
	2,755,000	3.30%, 02/01/2023	2,736,072
	40,000	3.65%, 02/01/2026	39,269
	875,000	4.70%, 02/01/2036	903,710
	365,000	4.90%, 02/01/2046	380,910
		Anheuser-Busch InBev Worldwide, Inc.
	1,410,000	3.50%, 01/12/2024	1,405,047
	1,445,000	3.75%, 07/15/2042	1,288,734
	1,605,000	4.60%, 04/15/2048	1,606,919
	2,080,000	4.75%, 04/15/2058	2,093,336
		Constellation Brands, Inc.
	2,180,000	2.65%, 11/07/2022	2,085,104
	325,000	2.70%, 05/09/2022	314,254
	1,555,000	3.60%, 02/15/2028	1,471,368
	210,000	4.50%, 05/09/2047	204,237
	2,017,000	4.75%, 12/01/2025	2,096,053
CAD	860,000	Molson Coors International L.P. 2.25%, 09/18/2018(22)	661,093

			17,286,106

		Biotechnology - 0.3%
	$1,490,000	Amgen, Inc. 2.65%, 05/11/2022	1,448,127
	755,000	Celgene Corp. 4.63%, 05/15/2044	722,183
		Gilead Sciences, Inc.
	675,000	3.25%, 09/01/2022	670,407
	4,510,000	4.15%, 03/01/2047	4,372,568

			7,213,285

		Chemicals - 0.5%
	450,000	CF Industries, Inc. 4.95%, 06/01/2043	380,250
	285,000	Chemours Co. 5.38%, 05/15/2027	277,162
	1,060,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	991,295
		Methanex Corp.
	1,380,000	4.25%, 12/01/2024	1,347,449
	560,000	5.65%, 12/01/2044	532,682
	285,000	Olin Corp. 5.13%, 09/15/2027	279,300
		Sherwin-Williams Co.
	755,000	3.13%, 06/01/2024	725,348
	1,890,000	3.45%, 06/01/2027	1,801,467
		Syngenta Finance N.V.
	2,575,000	4.44%, 04/24/2023(1)	2,567,760
	1,810,000	4.89%, 04/24/2025(1)	1,801,450

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$270,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	$275,063

			10,979,226

		Commercial Banks - 10.1%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	400,000	5 year EUR Swap + 5.779%, 5.88%, 05/24/2022(2)(7)(8)	484,111
	$4,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(5)(8)	4,232,000
EUR	800,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(7)(8)	1,061,381
		Banco de Sabadell S.A.
	1,400,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(2)(7)(8)	1,658,618
	2,000,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(7)(8)	2,416,462
		Banco Santander S.A.
	$3,400,000	3.80%, 02/23/2028	3,157,012
	1,400,000	3.85%, 04/12/2023	1,385,032
EUR	2,400,000	5 year EUR Swap + 6.803%, 6.75%, 04/25/2022(2)(7)(8)	3,060,226
		Bank of America Corp.
	$8,900,000	2.25%, 04/21/2020	8,777,625
	4,525,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(2)	4,440,357
	5,830,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(2)	5,620,893
	5,285,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	5,101,552
	2,285,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(2)	2,288,272
	2,040,000	4.00%, 01/22/2025	2,014,261
	2,945,000	4.20%, 08/26/2024	2,958,796
	2,235,000	7.75%, 05/14/2038	3,068,712
	600,000	Bank of Nova Scotia 3 mo. USD LIBOR + 0.620%, 2.94%, 12/05/2019(2)	603,825
	1,170,000	Barclays Bank plc 2.65%, 01/11/2021	1,146,944
	1,025,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(7)(8)	1,077,421
		BNP Paribas S.A.
	925,000	2.95%, 05/23/2022(1)	899,702
	2,835,000	3.38%, 01/09/2025(1)	2,691,346
	830,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(8)	737,663
	2,265,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(5)(8)	2,412,225
		BPCE S.A.
	1,350,000	2.75%, 01/11/2023(1)	1,294,888
	1,090,000	3.00%, 05/22/2022(1)	1,056,779
	1,275,000	Branch Banking & Trust Co. 1.45%, 05/10/2019	1,263,089
EUR	600,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(7)(8)	796,229
	1,000,000	CaixaBank S.A. 5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(7)(8)(22)	1,283,946
	$200,000	Capital One Financial Corp. 3 mo. USD LIBOR + 0.760%, 3.12%, 05/12/2020(2)	201,031
	270,000	Citibank NA 3 mo. USD LIBOR + 0.320%, 2.66%, 05/01/2020(4)	270,399
		Citigroup, Inc.
	1,890,000	2.70%, 03/30/2021	1,857,002
	1,205,000	2.70%, 10/27/2022	1,155,368
	600,000	3 mo. USD LIBOR + 0.790%, 3.12%, 01/10/2020(2)	604,208
	535,000	3.20%, 10/21/2026	500,709
	2,680,000	3 mo. USD LIBOR + 1.100%, 3.42%, 05/17/2024(2)	2,701,550
	1,010,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(2)	950,761
	835,000	3 mo. USD LIBOR + 1.192%, 4.08%, 04/23/2029(2)	823,062
	3,815,000	4.45%, 09/29/2027	3,771,680
	94,000	4.65%, 07/30/2045	95,734
	1,680,000	4.75%, 05/18/2046	1,652,118
		Credit Agricole S.A.
	1,695,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(2)	1,568,827
	275,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(2)(8)	292,573
	3,400,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(8)	3,731,500
		Credit Suisse Group AG
	5,765,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(8)	5,786,619

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$640,000	5 year USD Swap + 4.600%, 7.50%, 07/17/2023(1)(8)	$658,400
	1,675,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(2)(7)(8)	1,732,720
		Goldman Sachs Group, Inc.
	460,000	2.00%, 04/25/2019	457,806
	3,040,000	2.35%, 11/15/2021	2,934,245
	560,000	2.60%, 04/23/2020	554,355
	4,682,000	2.75%, 09/15/2020	4,637,155
	2,045,000	2.88%, 02/25/2021	2,012,496
	1,660,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(2)	1,623,867
	2,720,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	2,626,283
	500,000	3 mo. USD LIBOR + 0.800%, 3.13%, 12/13/2019(2)	502,924
	360,000	3 mo. USD LIBOR + 1.160%, 3.51%, 04/23/2020(2)	364,737
	2,520,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(2)	2,401,459
	4,110,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(2)	3,934,997
	4,515,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(2)	4,245,845
	1,255,000	3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(2)	1,238,552
	425,000	5.15%, 05/22/2045	440,526
	2,696,000	6.00%, 06/15/2020	2,825,939
	1,410,000	6.25%, 02/01/2041	1,701,119
	1,490,000	6.75%, 10/01/2037	1,822,008
		HSBC Holdings plc
	1,125,000	2.95%, 05/25/2021	1,110,337
	1,360,000	3.40%, 03/08/2021	1,360,065
	1,125,000	3.60%, 05/25/2023	1,118,268
	2,670,000	4.25%, 08/18/2025	2,631,096
	1,235,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(2)	1,253,613
	2,400,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(8)	2,325,600
	2,125,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(2)(8)	2,140,937
		ING Bank N.V.
	355,000	3 mo. USD LIBOR + 0.610%, 2.95%, 08/15/2019(2)(7)	356,267
	400,000	3 mo. USD LIBOR + 1.130%, 3.46%, 03/22/2019(2)(7)	402,581
		Intesa Sanpaolo S.p.A.
	990,000	3.38%, 01/12/2023(1)	920,534
	1,370,000	3.88%, 01/12/2028(1)	1,188,012
	2,875,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(5)(8)	2,745,625
EUR	800,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(7)(8)	1,016,448
		JP Morgan Chase & Co.
	$1,110,000	2.30%, 08/15/2021	1,075,887
	5,745,000	2.40%, 06/07/2021	5,603,310
	1,275,000	2.55%, 10/29/2020	1,257,294
	2,190,000	2.70%, 05/18/2023	2,106,927
	3,765,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(2)	3,636,339
	2,430,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(2)	2,308,414
	2,070,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(2)	2,069,445
		Morgan Stanley
	3,945,000	2.50%, 04/21/2021	3,848,339
	1,030,000	2.63%, 11/17/2021	1,002,433
	3,540,000	2.75%, 05/19/2022	3,436,210
	825,000	3.13%, 07/27/2026	769,860
	100,000	3 mo. USD LIBOR + 0.800%, 3.16%, 02/14/2020(2)	100,285
	1,110,000	3 mo. USD LIBOR + 0.850%, 3.19%, 01/24/2019(2)	1,113,743
	5,300,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(2)	5,038,966
	635,000	3.63%, 01/20/2027	610,023
	1,665,000	3.95%, 04/23/2027	1,603,520
	2,710,000	4.00%, 07/23/2025	2,712,415
	230,000	4.35%, 09/08/2026	228,596
	750,000	NRW Bank 3 mo. USD LIBOR + 0.060%, 2.40%, 06/14/2019(2)(7)	750,255
		Royal Bank of Canada
CAD	250,000	1 mo. CAD CDOR + 15.000%, 1.83%, 08/01/2018(2)	192,184
	$4,555,000	2.15%, 10/26/2020	4,459,254
	300,000	3 mo. USD LIBOR + 0.300%, 2.64%, 07/22/2020	300,000
		Royal Bank of Scotland Group plc
	520,000	5 year USD Swap + 5.720%, 8.00%, 08/10/2025(2)(8)	552,302
	545,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(8)	588,110

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$1,560,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	$1,548,162
		Societe Generale S.A.
	2,225,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(8)	2,339,031
	200,000	5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(2)(5)(8)	211,250
	200,000	5 year USD ICE Swap + 5.873%, 8.00%, 09/29/2025(1)(2)(8)	214,794
	465,000	5 year USD Swap + 6.394%, 8.25%, 11/29/2018(2)(7)(8)	471,816
	2,250,000	Standard Chartered plc 5 year USD Swap + 6.301%, 7.50%, 04/02/2022(2)(7)(8)	2,356,875
	3,460,000	UBS AG 2.45%, 12/01/2020(1)	3,383,880
EUR	475,000	UBS Group AG 5 year EUR Swap + 5.287%, 5.75%, 02/19/2022(2)(7)(8)	613,096
		UBS Group Funding Switzerland AG
	$2,550,000	2.65%, 02/01/2022(1)	2,462,952
	1,875,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(7)(8)	1,956,769
	2,315,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(7)(8)	2,401,812
		UniCredit S.p.A.
EUR	1,825,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(2)(7)(8)	1,956,945
	1,475,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(7)(8)	1,737,796
	$1,070,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(7)(8)	1,032,169
		Wells Fargo & Co.
	3,175,000	2.63%, 07/22/2022	3,065,210
	1,190,000	3.00%, 04/22/2026	1,111,160
	955,000	3.00%, 10/23/2026	887,727
	4,340,000	3.07%, 01/24/2023	4,238,321
	3,885,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(2)	3,734,251
	1,310,000	4.40%, 06/14/2046	1,252,444
	1,745,000	4.90%, 11/17/2045	1,787,789
	710,000	5.61%, 01/15/2044	799,026
			233,164,710
		Commercial Services - 0.3%
	5,304,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	5,316,199
		Ashtead Capital, Inc.
	210,000	4.13%, 08/15/2025(1)	199,763
	230,000	4.38%, 08/15/2027(1)	219,006
	445,000	Cardtronics, Inc. 5.13%, 08/01/2022	421,637
	265,000	United Rentals North America, Inc. 5.50%, 07/15/2025	268,975
			6,425,580
		Construction Materials - 0.0%
		Standard Industries, Inc.
	145,000	5.00%, 02/15/2027(1)	135,938
	255,000	5.38%, 11/15/2024(1)	252,527
	545,000	6.00%, 10/15/2025(1)	551,812
			940,277
		Diversified Financial Services - 0.4%
	2,375,000	American Express Co. 3.40%, 02/27/2023	2,356,335
	5,810,000	IHS Markit Ltd. 4.13%, 08/01/2023	5,801,285
		Navient Corp.
	100,000	5.88%, 03/25/2021	101,500
	70,000	5.88%, 10/25/2024	67,725
	275,000	6.63%, 07/26/2021	283,938
	395,000	7.25%, 01/25/2022	411,787
	180,000	7.25%, 09/25/2023	188,550
	925,000	Societe Generale S.A. 5 year USD Swap + 3.929%, 6.75%, 04/06/2028(1)(5)(8)	885,687
			10,096,807

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Electric - 1.5%
		AES Corp.
	$1,065,000	4.00%, 03/15/2021	$1,063,669
	485,000	4.88%, 05/15/2023	486,819
	45,000	5.13%, 09/01/2027	45,450
	1,125,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	1,071,225
	1,260,000	DTE Energy Co. 1.50%, 10/01/2019	1,236,809
	1,145,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,159,390
	1,710,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,502,230
	1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,478,904
	90,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	89,527
		Exelon Corp.
	370,000	2.45%, 04/15/2021	359,625
	1,880,000	2.85%, 06/15/2020	1,862,339
	515,000	FirstEnergy Corp. 4.25%, 03/15/2023	523,298
	630,000	Fortis, Inc. 2.10%, 10/04/2021	600,000
	6,402,000	Georgia Power Co. 2.00%, 09/08/2020	6,245,274
CAD	585,000	Hydro One, Inc. 2.78%, 10/09/2018	450,362
	$1,430,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,379,935
	495,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	560,845
		Pacific Gas & Electric Co.
	810,000	2.95%, 03/01/2026	731,273
	4,525,000	3.30%, 12/01/2027	4,140,335
	655,000	3.40%, 08/15/2024	623,711
	2,535,000	6.05%, 03/01/2034	2,793,088
	2,225,000	South Carolina Electric & Gas Co. 4.50%, 06/01/2064	2,047,653
		Southern California Edison Co.
	445,000	3.70%, 08/01/2025	444,353
	250,000	4.13%, 03/01/2048	242,422
		Southern Co.
	1,320,000	1.85%, 07/01/2019	1,309,780
	2,550,000	2.75%, 06/15/2020	2,527,789
	490,000	2.95%, 07/01/2023	474,929
			35,451,034
		Electronics - 0.1%
	1,140,000	Fortive Corp. 2.35%, 06/15/2021	1,103,659
		Engineering & Construction - 0.3%
GBP	300,000	Heathrow Funding Ltd. 6.25%, 09/10/2018(7)	395,701
	$1,100,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	1,005,400
		SBA Tower Trust
	4,130,000	3.17%, 04/09/2047(1)	4,043,546
	2,040,000	3.45%, 03/15/2048(1)	2,012,553
			7,457,200
		Entertainment - 0.2%
	2,672,000	Discovery Communications LLC 2.80%, 06/15/2020(1)	2,636,719
	275,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	279,428

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	WMG Acquisition Corp.
$425,000	4.88%, 11/01/2024(1)	$415,437
185,000	5.00%, 08/01/2023(1)	182,225
		3,513,809
	Food - 0.2%
	Kraft Heinz Foods Co.
1,520,000	4.38%, 06/01/2046	1,351,356
1,620,000	4.63%, 01/30/2029	1,618,691
1,640,000	Sysco Corp. 2.50%, 07/15/2021	1,593,632
285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)(5)	285,000
		4,848,679
	Food Service - 0.0%
580,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	559,526
	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	39,400
365,000	5.88%, 08/20/2026	354,962
1,595,000	Sempra Energy 2.40%, 02/01/2020	1,576,003
		1,970,365
	Healthcare-Products - 0.4%
	Becton Dickinson and Co.
4,350,000	3.36%, 06/06/2024	4,196,189
2,560,000	3.70%, 06/06/2027	2,456,458
2,340,000	Boston Scientific Corp. 4.00%, 03/01/2028	2,311,189
	Thermo Fisher Scientific, Inc.
490,000	2.95%, 09/19/2026	454,077
360,000	3.00%, 04/15/2023	349,268
		9,767,181
	Healthcare-Services - 0.9%
730,000	Aetna, Inc. 2.80%, 06/15/2023	699,382
	Anthem, Inc.
3,540,000	3.50%, 08/15/2024	3,450,228
2,385,000	3.65%, 12/01/2027	2,272,578
320,000	4.63%, 05/15/2042	314,715
	Community Health Systems, Inc.
480,000	5.13%, 08/01/2021(5)	453,000
75,000	6.25%, 03/31/2023	69,750
9,090,000	Dignity Health 2.64%, 11/01/2019	9,077,948
255,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	264,881
	UnitedHealth Group, Inc.
1,410,000	3.50%, 06/15/2023	1,414,333
1,195,000	3.75%, 07/15/2025	1,200,180
455,000	4.25%, 04/15/2047	460,490
765,000	4.25%, 06/15/2048	781,383
590,000	4.75%, 07/15/2045	644,666
		21,103,534
	Home Builders - 0.1%
590,000	Lennar Corp. 4.75%, 11/29/2027	554,600
285,000	PulteGroup, Inc. 5.50%, 03/01/2026	281,084
525,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	510,143
		1,345,827

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Insurance - 1.2%
	$5,311,000	American International Group, Inc. 3.38%, 08/15/2020	$5,317,662
	15,295,000	Assurant, Inc. 3 mo. USD LIBOR + 1.250%, 3.59%, 03/26/2021(2)	15,338,841
	750,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	735,000
		Genworth Holdings, Inc.
	10,000	4.80%, 02/15/2024	8,850
	350,000	4.90%, 08/15/2023	316,750
	15,000	7.63%, 09/24/2021	15,600
	275,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	427,240
	380,000	MGIC Investment Corp. 5.75%, 08/15/2023	391,761
CAD	900,000	Power Corp. 7.57%, 04/22/2019	714,749
	$2,485,000	Principal Life Global Funding 2.20%, 04/08/2020(1)	2,448,347
	895,000	Willis North America, Inc. 3.60%, 05/15/2024	872,134

			26,586,934

		Internet - 0.5%
		Alibaba Group Holding Ltd.
	3,175,000	3.40%, 12/06/2027	2,974,914
	615,000	4.00%, 12/06/2037	576,116
	1,050,000	4.20%, 12/06/2047	984,844
		Amazon.com, Inc.
	660,000	2.80%, 08/22/2024	637,588
	2,660,000	3.88%, 08/22/2037	2,646,798
	140,000	Symantec Corp. 5.00%, 04/15/2025(1)	138,039
		Tencent Holdings Ltd.
	2,300,000	2.99%, 01/19/2023(1)	2,233,278
	1,170,000	3.60%, 01/19/2028(1)	1,115,806

			11,307,383

		Iron/Steel - 0.3%
	225,000	ArcelorMittal 6.13%, 06/01/2025(5)	243,720
	285,000	Commercial Metals Co 5.38%, 07/15/2027	265,050
		Steel Dynamics, Inc.
	710,000	4.13%, 09/15/2025	678,937
	250,000	5.50%, 10/01/2024	255,313
		Vale Overseas Ltd.
	3,915,000	6.25%, 08/10/2026	4,306,500
	340,000	6.88%, 11/10/2039	400,350

			6,149,870

		IT Services - 0.2%
		Apple, Inc.
	275,000	3.00%, 02/09/2024	270,579
	740,000	3.35%, 02/09/2027	726,960
	1,490,000	3.45%, 02/09/2045	1,348,902
	615,000	3.85%, 08/04/2046	593,846
	1,040,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	1,064,209

			4,004,496

		Leisure Time - 0.0%
	135,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	129,263

		Lodging - 0.0%
	280,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026(1)	280,000

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Machinery-Construction & Mining - 0.0%
$145,000	BWX Technologies, Inc. 5.38%, 07/15/2026(1)	$147,175
345,000	Oshkosh Corp. 5.38%, 03/01/2025	356,213

		503,388

	Machinery-Diversified - 0.0%
450,000	John Deere Capital Corp. 3 mo. USD LIBOR + 0.180%, 2.56%, 01/07/2020	450,612

	Media - 2.1%
	21st Century Fox America, Inc.
1,420,000	6.15%, 03/01/2037	1,754,086
750,000	6.20%, 12/15/2034	914,801
	CCO Holdings LLC / CCO Holdings Capital Corp.
150,000	5.13%, 05/01/2027(1)	143,203
170,000	5.75%, 02/15/2026(1)	168,937
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,100,000	3.58%, 07/23/2020	1,101,029
3,790,000	4.20%, 03/15/2028	3,621,661
3,920,000	4.46%, 07/23/2022	3,985,152
740,000	5.75%, 04/01/2048	742,890
3,525,000	6.48%, 10/23/2045	3,845,972
	Comcast Corp.
600,000	2.35%, 01/15/2027	531,869
490,000	3.20%, 07/15/2036	419,507
455,000	3.40%, 07/15/2046	375,384
1,880,000	4.05%, 11/01/2052	1,690,242
	Cox Communications, Inc.
2,530,000	3.15%, 08/15/2024(1)	2,398,980
280,000	3.35%, 09/15/2026(1)	260,339
80,000	3.85%, 02/01/2025(1)	78,257
490,000	4.80%, 02/01/2035(1)	457,450
310,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	298,375
	Discovery Communications LLC
1,523,000	3.80%, 03/13/2024	1,497,540
927,000	3.95%, 06/15/2025(1)	909,547
785,000	4.90%, 03/11/2026	810,396
505,000	DISH DBS Corp. 5.88%, 11/15/2024	419,150
545,000	Liberty Interactive LLC 8.25%, 02/01/2030	581,820
1,379,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,606,210
	Time Warner Cable LLC
1,175,000	4.50%, 09/15/2042	1,004,574
2,145,000	8.75%, 02/14/2019	2,210,562
3,190,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	4,008,709
	Viacom, Inc.
5,520,000	4.25%, 09/01/2023	5,542,226
719,000	4.38%, 03/15/2043	630,097
45,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(2)	43,830
50,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(2)	48,716
	Videotron Ltd.
70,000	5.13%, 04/15/2027(1)	68,775
480,000	5.38%, 06/15/2024(1)	495,600
	Warner Media LLC
3,030,000	3.80%, 02/15/2027	2,897,244
3,705,000	4.88%, 03/15/2020	3,794,200

		49,357,330

	Mining - 0.3%
	Anglo American Capital plc
1,655,000	3.75%, 04/10/2022(1)	1,631,135

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$1,625,000	4.13%, 09/27/2022(1)	$1,625,796
285,000	FMG Resources August 2006 Pty Ltd. 5.13%, 05/15/2024(1)	272,888
	Glencore Funding LLC
740,000	3 mo. USD LIBOR + 1.360%, 3.70%, 01/15/2019(2)(7)	740,901
1,035,000	3.88%, 10/27/2027(1)	960,583
585,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	598,162

		5,829,465

	Miscellaneous Manufacturing - 0.1%
1,255,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	1,242,111

	Office/Business Equipment - 0.1%
1,830,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	1,642,425

	Oil & Gas - 1.1%
150,000	Aker BP ASA 5.88%, 03/31/2025(1)	153,750
	Anadarko Petroleum Corp.
975,000	3.45%, 07/15/2024	945,910
260,000	4.50%, 07/15/2044	247,696
280,000	6.95%, 06/15/2019	289,332
1,020,000	Andeavor 3.80%, 04/01/2028	974,951
275,000	Antero Resources Corp. 5.63%, 06/01/2023	280,500
3,330,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	3,248,133
195,000	Continental Resources, Inc. 5.00%, 09/15/2022	197,876
1,000,000	EnCana Corp. 3.90%, 11/15/2021	1,006,925
	Hess Corp.
1,735,000	4.30%, 04/01/2027	1,698,899
76,000	6.00%, 01/15/2040	79,591
1,945,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,217,021
611,000	Marathon Oil Corp. 3.85%, 06/01/2025	599,615
290,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	285,287
140,000	Nabors Industries, Inc. 4.63%, 09/15/2021	137,550
	Petroleos Mexicanos
55,000	5.35%, 02/12/2028(1)	51,387
2,090,000	6.63%, 06/15/2035	2,024,165
175,000	6.75%, 09/21/2047	162,104
2,165,000	Phillips 66 3.90%, 03/15/2028	2,133,852
355,000	QEP Resources, Inc. 5.25%, 05/01/2023	349,675
1,735,000	Shell International Finance B.V. 4.38%, 05/11/2045	1,816,750
	SM Energy Co.
170,000	6.13%, 11/15/2022(5)	174,250
140,000	6.75%, 09/15/2026(5)	142,450
290,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026(1)	275,862
2,310,000	Tullow Oil plc 7.00%, 03/01/2025(1)	2,249,362
1,620,000	Valero Energy Corp. 3.40%, 09/15/2026	1,547,914
525,000	WPX Energy, Inc. 5.25%, 09/15/2024	521,719

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

ARS	81,010,352	YPF S.A. 16.50%, 05/09/2022(1)(22)	$2,216,209

			26,028,735

		Packaging & Containers - 0.0%
	$690,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	700,350
	265,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	263,516

			963,866

		Pharmaceuticals - 1.5%
		Allergan Funding SCS
	1,170,000	3.45%, 03/15/2022	1,156,772
	920,000	3.80%, 03/15/2025	902,659
		Bausch Health Cos., Inc.
	245,000	6.50%, 03/15/2022(1)	255,461
	145,000	7.00%, 03/15/2024(1)	153,736
	256,000	Baxalta, Inc. 3.60%, 06/23/2022	252,266
	4,035,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	4,080,457
	2,495,000	Cardinal Health, Inc. 2.62%, 06/15/2022	2,385,337
		CVS Health Corp.
	7,365,000	3.13%, 03/09/2020	7,363,022
	3,855,000	4.10%, 03/25/2025	3,854,426
	1,640,000	5.05%, 03/25/2048	1,699,528
	2,940,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,944,703
	3,460,000	GlaxoSmithKline Capital, plc. 3.13%, 05/14/2021	3,460,810
	405,000	IQVIA, Inc. 4.88%, 05/15/2023(1)	411,075
		Mylan N.V.
	885,000	3.15%, 06/15/2021	876,405
	1,170,000	3.75%, 12/15/2020	1,173,511
	550,000	3.95%, 06/15/2026	529,475
	585,000	Mylan, Inc. 5.20%, 04/15/2048(1)	575,679
	1,920,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,850,573

			33,925,895

		Pipelines - 0.8%
		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
	1,935,000	4.25%, 12/01/2027	1,901,473
	155,000	6.25%, 10/15/2022	160,239
	270,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	284,175
		DCP Midstream Operating L.P.
	100,000	3.88%, 03/15/2023	97,250
	200,000	4.95%, 04/01/2022	202,500
	100,000	5.60%, 04/01/2044	95,500
	550,000	Energy Transfer Equity L.P. 5.50%, 06/01/2027	563,750
	825,000	Energy Transfer Partners L.P. 4.20%, 09/15/2023	826,152
		EQT Midstream Partners L.P.
	1,030,000	4.75%, 07/15/2023	1,037,121
	1,285,000	5.50%, 07/15/2028	1,312,457
	160,000	Kinder Morgan, Inc. 5.55%, 06/01/2045	168,658
		MPLX L.P.
	920,000	4.00%, 03/15/2028	890,397
	1,575,000	4.13%, 03/01/2027	1,544,531

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$540,000	4.70%, 04/15/2048	$513,731
265,000	5.20%, 03/01/2047	269,144
690,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	676,166
	Sunoco Logistics Partners Operations L.P.
165,000	5.30%, 04/01/2044	155,488
170,000	5.35%, 05/15/2045	160,917
	Texas Eastern Transmission L.P.
1,675,000	2.80%, 10/15/2022(1)	1,604,180
465,000	3.50%, 01/15/2028(1)	437,542
645,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	660,550
460,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028(1)	452,904
2,120,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	2,101,091
2,070,000	Western Gas Partners L.P. 4.50%, 03/01/2028	2,021,751
	Williams Cos., Inc.
295,000	3.70%, 01/15/2023	287,625
75,000	4.55%, 06/24/2024	75,375
625,000	Williams Partners L.P. 4.30%, 03/04/2024	630,366

		19,131,033

	Real Estate Investment Trusts - 0.1%
	Crown Castle International Corp.
1,460,000	3.15%, 07/15/2023	1,401,706
580,000	3.20%, 09/01/2024	551,211
	Equinix, Inc.
95,000	5.38%, 04/01/2023	97,375
500,000	5.88%, 01/15/2026	516,875
270,000	Starwood Property Trust, Inc. 4.75%, 03/15/2025(1)	266,625

		2,833,792

	Retail - 1.3%
150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	142,688
	CVS Health Corp.
18,010,000	2.80%, 07/20/2020	17,838,480
1,421,000	3.88%, 07/20/2025	1,399,506
1,420,000	5.13%, 07/20/2045	1,477,495
265,000	Dollar Tree, Inc. 3 mo. USD LIBOR + 0.700%, 3.04%, 04/17/2020(2)	265,541
	Home Depot, Inc.
795,000	3.50%, 09/15/2056	701,511
260,000	4.20%, 04/01/2043	261,521
280,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	256,615
1,900,000	McDonald’s Corp. 3.35%, 04/01/2023	1,892,630
285,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	265,762
590,000	United Rentals North America, Inc. 4.88%, 01/15/2028	551,107
5,790,000	Walmart, Inc. 3.40%, 06/26/2023	5,818,862

		30,871,718

	Semiconductors - 0.6%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
4,500,000	2.38%, 01/15/2020	4,436,905
2,725,000	3.00%, 01/15/2022	2,644,002
640,000	3.13%, 01/15/2025	588,525
2,905,000	3.63%, 01/15/2024	2,810,530

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$910,000	Intel Corp. 4.10%, 05/19/2046	$918,336
1,875,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	1,874,362
350,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	350,000
211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	221,286

		13,843,946

	Software - 0.5%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	146,812
30,000	5.88%, 06/15/2026	30,750
925,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	926,883
	First Data Corp.
280,000	5.00%, 01/15/2024(1)	282,975
245,000	5.38%, 08/15/2023(1)	248,369
	Microsoft Corp.
310,000	3.30%, 02/06/2027	306,158
1,720,000	3.70%, 08/08/2046	1,670,454
1,570,000	3.95%, 08/08/2056	1,567,206
	MSCI, Inc.
360,000	5.25%, 11/15/2024(1)	369,000
115,000	5.75%, 08/15/2025(1)	119,887
285,000	Open Text Corp. 5.88%, 06/01/2026(1)	292,125
885,000	Oracle Corp. 4.00%, 11/15/2047	860,655
	salesforce.com, Inc.
1,165,000	3.25%, 04/11/2023	1,161,992
780,000	3.70%, 04/11/2028	782,784
3,660,000	Western Digital Corp. 4.75%, 02/15/2026	3,598,237

		12,364,287

	Telecommunications - 2.1%
	AT&T, Inc.
335,000	3 mo. USD LIBOR + 0.650%, 2.99%, 01/15/2020(2)	336,936
900,000	4.10%, 02/15/2028(1)	867,352
705,000	4.25%, 03/01/2027	697,653
4,451,000	4.30%, 02/15/2030(1)	4,256,092
835,000	4.50%, 05/15/2035	781,117
3,320,000	4.75%, 05/15/2046	3,044,110
155,000	5.80%, 02/15/2019	157,455
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,370,309
	Nokia Oyj
1,230,000	4.38%, 06/12/2027	1,165,302
455,000	6.63%, 05/15/2039	482,300
260,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	269,854
385,000	Sprint Corp. 7.13%, 06/15/2024	395,347
5,305,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	5,265,212
	Telecom Italia Capital S.A.
185,000	6.00%, 09/30/2034	181,763
215,000	7.72%, 06/04/2038	237,037
4,310,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	4,320,775
	Telefonica Emisiones SAU
525,000	4.67%, 03/06/2038	503,942
1,050,000	4.90%, 03/06/2048	1,022,890
485,000	5.21%, 03/08/2047	491,452

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Verizon Communications, Inc.
	$665,000	3 mo. USD LIBOR + 0.550%, 2.88%, 05/22/2020(2)	$669,503
	1,971,000	4.27%, 01/15/2036	1,884,280
	465,000	4.40%, 11/01/2034	451,043
	1,150,000	4.50%, 08/10/2033	1,140,709
	4,488,000	4.52%, 09/15/2048	4,290,592
	1,700,000	4.81%, 03/15/2039	1,713,045
	720,000	4.86%, 08/21/2046	720,932
	1,195,000	5.01%, 08/21/2054	1,189,260
	2,130,000	5.25%, 03/16/2037	2,284,301
	3,865,000	Vodafone Group plc 4.38%, 05/30/2028	3,868,846

			47,059,409

		Transportation - 0.7%
	725,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	842,142
	2,785,000	CSX Corp. 3.25%, 06/01/2027	2,655,471
		Delta Air Lines, Inc.
	1,485,000	3.63%, 03/15/2022	1,474,821
	1,310,000	3.80%, 04/19/2023	1,291,644
		FedEx Corp.
	2,750,000	4.05%, 02/15/2048	2,538,911
	45,000	4.40%, 01/15/2047	43,840
	585,000	4.55%, 04/01/2046	579,229
	620,000	4.75%, 11/15/2045	632,667
	1,535,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,440,213
	3,225,000	Union Pacific Corp. 4.38%, 09/10/2038	3,337,123

			14,836,061

		Total Corporate Bonds (cost $742,561,631)	$729,453,088

Foreign Government Obligations - 1.7%
		Argentina - 0.1%
EUR	1,665,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	$1,702,331

		Egypt - 0.0%
	$725,000	Egypt Government International Bond 8.50%, 01/31/2047(7)	762,877

		Ghana - 0.1%
	1,165,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	1,207,630

		Ireland - 0.1%
EUR	2,090,000	Ireland Government Bond 4.50%, 10/18/2018	2,467,217

		Italy - 0.2%
		Italy Buoni Ordinari del Tesoro BOT
	620,000	0.00%, 09/28/2018(7)(9)	725,267
	915,000	0.00%, 10/31/2018(7)(9)	1,070,476
	1,685,000	Italy Buoni Poliennali Del Tesoro 4.50%, 08/01/2018	1,970,354

			3,766,097

		Oman - 0.1%
	$930,000	Oman Government International Bond 6.75%, 01/17/2048(1)	885,777

		Panama - 0.1%
		Panama Government International Bond
	2,520,000	4.30%, 04/29/2053	2,425,500
	685,000	4.50%, 04/16/2050	674,725

			3,100,225

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Qatar - 0.1%
	$2,600,000	Qatar Government International Bond 5.10%, 04/23/2048(1)	$2,655,328

		Romania - 0.2%
	3,992,000	Romanian Government International Bond 6.13%, 01/22/2044(7)	4,608,604

		Saudi Arabia - 0.3%
		Saudi Government International Bond
	2,951,000	4.50%, 10/26/2046(7)	2,781,908
	5,025,000	4.63%, 10/04/2047(1)	4,790,634

			7,572,542

		South Korea - 0.0%
	445,000	Export-Import Bank of Korea 3 mo. USD LIBOR + 0.460%, 2.81%, 10/21/2019(2)	444,654

		Spain - 0.1%
EUR	400,000	FADE - Fondo de Amortizacion del Deficit Electrico 5.60%, 09/17/2018(7)	471,129
	2,115,000	Spain Letras del Tesoro 0.50%, 08/17/2018(9)(10)	2,473,623

			2,944,752

		United Arab Emirates - 0.3%
		Abu Dhabi Government International Bond
	$1,250,000	3.13%, 10/11/2027(1)	1,177,175
	6,770,000	4.13%, 10/11/2047(1)	6,416,728

			7,593,903

		Total Foreign Government Obligations (cost $40,420,476)	$39,711,937

Municipal Bonds - 0.8%
		Education - 0.1%
		Chicago, IL, Board of Education
	695,000	6.14%, 12/01/2039	$665,873
	1,660,000	6.32%, 11/01/2029	1,648,330

			2,314,203

		General - 0.2%
	1,615,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	2,087,888
		Puerto Rico Commonwealth Government Employees Retirement System
	5,400,000	6.15%, 07/01/2038	2,349,000
	2,820,000	6.30%, 07/01/2043	1,226,700

			5,663,588

		General Obligation - 0.5%
	2,085,000	California State, GO Taxable 7.55%, 04/01/2039	3,077,564
		City of Chicago, IL, GO
	715,000	7.05%, 01/01/2029	765,872
	3,345,000	7.38%, 01/01/2033	3,770,518
	2,920,000	Illinois State, GO 5.88%, 03/01/2019	2,964,676
	155,000	State of Illinois 5.36%, 02/01/2019	156,392

			10,735,022

		Total Municipal Bonds (cost $18,839,001)	$18,712,813

Senior Floating Rate Interests - 2.6%(11)
		Advertising - 0.0%
	466,891	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 09/26/2021	$363,153

		Aerospace/Defense - 0.1%
	358,200	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.57%, 12/11/2024	358,759

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$771,355	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 05/30/2025	$770,761

			1,129,520

		Agriculture - 0.0%
	291,461	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.33%, 11/15/2021(22)	267,416

		Auto Manufacturers - 0.0%
	199,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.60%, 11/06/2024	199,000

		Biotechnology - 0.0%
	225,000	Lifescan Global Corp. 1 mo. USD LIBOR + 6.000%, 0.00%, 05/23/2025(12)	218,250
	524,017	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.33%, 05/15/2022	523,692

			741,942

		Chemicals - 0.1%
	580,933	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.83%, 04/03/2025	578,754
	486,228	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 07/01/2024	487,366
	185,000	WR Grace & Co. 3 mo. USD LIBOR + 1.750%, 4.08%, 04/03/2025	185,370

			1,251,490

		Coal - 0.1%
	770,308	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.83%, 03/28/2022	767,095
	166,249	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	166,249

			933,344

		Commercial Services - 0.1%
	114,713	Aramark Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.08%, 03/11/2025	114,808
	213,388	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 07/12/2024	213,121
	215,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	215,359
EUR	215,000	Blitz F18-675 GmbH EURIBOR + 3.750%, 0.00%, 07/31/2025(12)	250,427
	$146,027	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.08%, 03/24/2025	148,217
	100,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 06/30/2025(12)	100,250
	456,731	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/15/2023	456,160
EUR	49,478	Techem GmbH EURIBOR + 3.000%, 3.00%, 10/02/2024	57,661
	$881,100	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.08%, 05/01/2024	881,576
	121,875	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.05%, 11/29/2024	123,208
	394,000	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 12/07/2023	394,327

			2,955,114

		Construction Materials - 0.0%
	270,000	Pisces Midco, Inc. 1 mo. USD LIBOR + 3.750%, 6.09%, 04/12/2025	270,254

		Distribution/Wholesale - 0.0%
	145,000	Reece Ltd. 1 mo. USD LIBOR + 2.000%, 4.34%, 07/02/2025	145,000

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Diversified Financial Services - 0.1%
	$493,750	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.83%, 04/04/2024	$494,471
	224,438	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	223,666
EUR	194,028	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	224,404
	$261,025	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 10/12/2023	261,351
	75,687	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	75,876

			1,279,768

		Electric - 0.0%
	216,379	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.83%, 06/02/2024	217,911
	278,734	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.33%, 02/21/2021	260,151

			478,062

		Electrical Components & Equipment - 0.0%
	310,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 07/25/2025(12)	311,987

		Energy-Alternate Sources - 0.0%
	245,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 5.84%, 10/31/2024	245,919
	99,500	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.33%, 10/30/2024	97,789

			343,708

		Engineering & Construction - 0.0%
	643,500	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.60%, 06/21/2024	646,319
	99,750	Verra Mobility Corp. 1 mo. USD LIBOR + 3.750%, 5.82%, 02/28/2025	99,999

			746,318

		Entertainment - 0.0%
	227,933	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.33%, 10/03/2023	228,218
	199,001	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.90%, 08/14/2024	199,029
	110,000	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 3.83%, 05/30/2025	110,241

			537,488

		Food - 0.1%
	100,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	99,875
	552,602	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 08/03/2022	552,403
	673,200	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 05/24/2024	673,126

			1,325,404

		Healthcare-Products - 0.1%
	243,775	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.08%, 11/21/2024	245,603
	282,150	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.58%, 02/02/2024	282,737
	238,200	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.83%, 09/27/2024	237,366
	221,063	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 09/07/2023	161,577

			927,283

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Healthcare-Services - 0.2%
$182,875	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.57%, 07/01/2021	$171,332
	DentalCorp Perfect Smile ULC
26,420	1 mo. USD LIBOR + 3.750%, 0.80%, 06/06/2025(13)	26,508
105,678	1 mo. USD LIBOR + 3.750%, 5.83%, 06/06/2025	106,030
421,037	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 12/01/2023	420,600
206,841	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.500%, 0.00%, 07/02/2025(12)	208,393
291,795	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.35%, 04/28/2022	282,937
599,045	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.58%, 08/18/2022	599,045
890,603	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 06/07/2023	890,381
223,974	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.32%, 11/25/2022	214,921
407,453	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 08/01/2024	407,070
813,140	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 12/31/2022	799,422

		4,126,639

	Household Products - 0.0%
393,025	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.08%, 09/06/2024	384,673

	Insurance - 0.2%
	Asurion LLC
1,125,283	1 mo. USD LIBOR + 3.000%, 5.08%, 08/04/2022	1,124,675
370,000	1 mo. USD LIBOR + 6.500%, 8.58%, 08/04/2025	375,165
377,823	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.58%, 04/17/2020	377,351
230,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	229,770
	Sedgwick Claims Management Services, Inc.
810,580	1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2021	809,226
580,000	1 mo. USD LIBOR + 5.750%, 7.88%, 02/28/2022	583,625
526,524	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.33%, 05/16/2024	524,813

		4,024,625

	Internet - 0.0%
306,158	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.32%, 04/04/2021	294,166

	IT Services - 0.0%
175,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 06/19/2025	175,110

	Leisure Time - 0.1%
424,480	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 12/22/2024	426,004
988,717	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/01/2024	982,290
736,300	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 10/20/2024	735,379

		2,143,673

	Lodging - 0.1%
569,731	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.45%, 09/15/2023	572,579
611,925	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/06/2024	610,971

		1,183,550

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Machinery - Construction & Mining - 0.0%
	$112,556	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.58%, 03/23/2025	$113,344

		Machinery-Diversified - 0.0%
	663,409	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 04/01/2024	664,624
	100,000	Zodiac Pool Solutions LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 07/02/2025	99,958

			764,582

		Media - 0.2%
	183,613	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.82%, 01/31/2026	178,104
	1,314,743	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 04/30/2025	1,315,046
EUR	99,750	Crown Finance U.S., Inc. EURIBOR + 2.625%, 2.63%, 02/28/2025	115,455
	$264,338	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/25/2026	263,896
	164,588	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/31/2025	164,976
	286,896	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 11/15/2024	288,060
	537,841	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 5.07%, 01/31/2026	519,958
	534,413	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	530,073
	155,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 08/17/2024	155,581
	380,000	Sinclair Television Group, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 12/12/2024(12)	378,955
	220,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 08/15/2026	218,687
	395,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 09/30/2025	393,890
	320,000	Unitymedia Hessen GmbH & Co. KG 1 mo. USD LIBOR + 2.000%, 4.07%, 06/01/2023	318,934
	655,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026	651,889

			5,493,504

		Metal Fabricate/Hardware - 0.0%
	271,384	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.31%, 08/21/2024	271,753

		Miscellaneous Manufacturing - 0.0%
EUR	210,000	CTC AcquiCo GmbH EURIBOR + 3.000%, 3.00%, 03/07/2025	242,428
	$158,084	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.09%, 10/20/2024	158,017

			400,445

		Oil & Gas - 0.1%
	54,167	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 8.60%, 03/30/2023	54,167
	212,850	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.42%, 06/24/2024	203,472
	485,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.44%, 12/31/2021	534,712
	380,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.58%, 08/23/2021	396,910
	646,774	Fieldwood Energy LLC 1 mo. USD LIBOR + 5.250%, 7.33%, 04/11/2022	646,774
	352,425	Philadelphia Energy Solutions LLC PRIME + 5.000%, 9.00%, 04/04/2019	329,517

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$110,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.34%, 09/27/2024	$110,382

			2,275,934

		Packaging & Containers - 0.1%
		Berry Global, Inc.
	725,714	3 mo. USD LIBOR + 1.750%, 3.92%, 02/08/2020	726,375
	366,827	1 mo. USD LIBOR + 2.000%, 4.08%, 10/01/2022	367,378
	120,000	Crown Americas LLC 3 mo. USD LIBOR + 2.000%, 4.08%, 04/03/2025	120,240
		Flex Acquisition Co., Inc.
	404,875	3 mo. USD LIBOR + 3.000%, 5.34%, 12/29/2023	404,081
	100,000	1 mo. USD LIBOR + 3.250%, 5.75%, 06/29/2025	99,875
	142,825	Proampac PG Borrower LLC 1 mo. USD LIBOR + 3.500%, 5.63%, 11/18/2023	142,959
	1,113,648	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/05/2023	1,116,966

			2,977,874

		Pharmaceuticals - 0.1%
	697,950	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.38%, 04/29/2024	698,097
EUR	340,000	IQVIA, Inc. EURIBOR + 2.000%, 2.50%, 06/07/2025	395,392
	$424,868	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.09%, 06/01/2025	425,246

			1,518,735

		Real Estate - 0.1%
	1,050,731	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.49%, 11/04/2021	1,050,973
	405,682	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/20/2024	405,998

			1,456,971

		Retail - 0.3%
		Albertsons LLC
	774,480	1 mo. USD LIBOR + 2.750%, 4.83%, 08/25/2021	771,134
	353,734	3 mo. USD LIBOR + 3.000%, 5.34%, 12/21/2022	352,188
	992,376	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/31/2023	987,305
	590,538	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.08%, 09/25/2024	595,149
	494,949	Coty, Inc. 1 mo. USD LIBOR + 2.250%, 4.35%, 04/07/2025	482,422
	897,735	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 08/18/2023	894,144
	658,293	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.34%, 10/25/2020	580,187
	160,000	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.07%, 06/06/2025	161,000
	492,525	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.36%, 09/12/2024	487,742
	440,485	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 06/27/2023	440,119

			5,751,390

		Semiconductors - 0.0%
	295,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	295,590

		Software - 0.3%
	481,363	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.81%, 06/13/2024	474,517
	306,481	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.10%, 10/19/2024	305,923
	641,875	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/01/2024	640,630

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$154,149	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.33%, 06/01/2022	$153,792
2,211,197	First Data Corp. 1 mo. USD LIBOR + 2.000%, 4.07%, 04/26/2024	2,210,158
547,974	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 07/01/2022	549,344
725,593	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 02/01/2022	726,369
250,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 05/16/2025	248,672
197,316	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	197,810
1,749,300	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 06/30/2023	1,749,020

		7,256,235

	Telecommunications - 0.1%
615,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/22/2024	615,855
1,402,250	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.63%, 02/02/2024	1,401,899
737,932	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 03/15/2024	715,794
160,000	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.34%, 07/03/2025	160,800
318,158	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 01/19/2024	319,237

		3,213,585

	Transportation - 0.0%
350,000	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 0.00%, 06/26/2025(12)	350,658

	Total Senior Floating Rate Interests (cost $58,922,191)	$58,679,287

U.S. Government Agencies - 49.7%
	Mortgage-Backed Agencies - 49.7%
	FHLMC - 16.0%
98,151	0.00%, 11/15/2036(14)	$88,772
23,459,559	0.16%, 10/25/2020(4)(6)	80,666
18,283,290	0.61%, 03/25/2027(4)(6)	814,985
2,387,650	1.75%, 10/15/2042	2,246,249
850,626	1.85%, 08/25/2018(4)(6)	9
1,142,424	2.50%, 12/15/2026(6)	57,129
1,104,294	2.50%, 03/15/2028(6)	84,823
841,071	2.50%, 05/15/2028(6)	62,879
2,393,939	3.00%, 03/15/2028(6)(22)	187,183
1,331,399	3.00%, 08/01/2029	1,323,874
1,110,644	3.00%, 05/15/2032(6)	80,817
668,986	3.00%, 03/15/2033(6)(22)	82,450
17,597,840	3.00%, 04/01/2033	17,424,745
9,975,000	3.00%, 08/01/2033(15)	9,867,988
4,805,555	3.00%, 11/01/2036	4,715,786
4,193,053	3.00%, 01/01/2037	4,114,731
4,050,000	3.00%, 08/15/2043	3,861,059
7,615,184	3.00%, 11/01/2046	7,349,964
21,641,792	3.00%, 12/01/2046	20,880,202
32,087,409	3.00%, 01/01/2048	30,924,577
5,009,724	3.00%, 02/15/2048	4,940,502
13,325,000	3.00%, 08/01/2048(15)	12,833,403
1,329,714	3.50%, 06/15/2026(6)(22)	87,341
456,936	3.50%, 09/15/2026(6)	41,142
788,381	3.50%, 03/15/2027(6)	68,498
4,400,000	3.50%, 08/01/2033(15)	4,435,320
2,676,618	3.50%, 08/01/2034	2,702,173
3,313,776	3.50%, 03/15/2041(6)(22)	407,538
1,196,726	3.50%, 06/01/2046	1,188,514

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$6,326,289	3.50%, 10/01/2047	$6,269,396
36,330,000	3.50%, 08/01/2048(15)	35,981,079
36,300,000	3.50%, 09/01/2048(15)	35,905,993
2,501,653	4.00%, 08/01/2025	2,569,340
454,241	4.00%, 08/15/2026(6)(22)	43,105
2,594,106	4.00%, 07/15/2027(6)(22)	243,533
1,904,291	4.00%, 03/15/2028(6)(22)	177,911
1,374,909	4.00%, 03/15/2028(6)	138,214
740,709	4.00%, 06/15/2028(6)	77,318
2,245,064	4.00%, 07/15/2030(6)	241,452
2,584,425	4.00%, 05/01/2042	2,646,303
683,469	4.00%, 08/01/2042	699,872
961,233	4.00%, 09/01/2042	983,411
254,993	4.00%, 07/01/2044	261,034
1,189,488	4.00%, 02/01/2046	1,212,489
81,985,000	4.00%, 08/01/2048(15)	83,235,706
443,534	4.50%, 02/01/2039	460,832
4,730,036	4.50%, 05/01/2042	4,956,481
707,237	4.50%, 09/01/2044	734,222
35,015,000	4.50%, 08/01/2048(15)	36,303,752
1,880,014	4.75%, 07/15/2039	1,986,999
139,337	5.00%, 02/01/2028	146,850
152,912	5.00%, 04/01/2028	161,157
300,048	5.00%, 01/01/2030	316,949
10,985	5.00%, 09/01/2031	11,578
1,036,067	5.00%, 09/15/2033(6)	201,973
10,927	5.00%, 07/01/2035	11,633
224,216	5.00%, 04/01/2038	238,701
377,010	5.00%, 09/01/2039	400,273
651,836	5.00%, 01/01/2040	694,793
202,638	5.00%, 08/01/2040	215,475
12,056	5.00%, 02/01/2041	12,878
408,476	5.00%, 04/01/2044	434,905
1,720,354	5.00%, 03/01/2047	1,821,791
832,918	5.00%, 04/01/2047	881,585
687,168	5.00%, 06/01/2047	727,514
97,544	5.00%, 11/01/2047	104,432
9,320,000	5.00%, 08/01/2048(15)	9,822,770
892,120	5.50%, 04/15/2036(6)	173,469
9,951	5.50%, 11/01/2037	10,724
1,109	5.50%, 02/01/2038	1,201
45,641	5.50%, 04/01/2038	49,178
43,544	5.50%, 06/01/2038	46,894
2,435,081	5.50%, 08/01/2038	2,625,199
124,157	5.50%, 05/01/2040	133,741
512,901	5.50%, 08/01/2040	552,550
483,168	5.50%, 06/01/2041	520,675
1,903,742	5.50%, 12/15/2046(6)	394,283
174,241	6.00%, 01/01/2023	180,901
55,400	6.00%, 11/01/2032	60,341
122,045	6.00%, 11/01/2033	133,639
101,431	6.00%, 02/01/2034	111,087
145,538	6.00%, 07/01/2034	159,329
47,988	6.00%, 08/01/2034	52,557
59,982	6.00%, 09/01/2034	65,652
34,406	6.00%, 01/01/2035	37,356
39,090	6.00%, 03/01/2035	42,804
46,483	6.00%, 05/01/2038	50,469
235,237	6.00%, 06/01/2038	256,553
640,248	6.00%, 05/15/2039	696,710
676,221	6.50%, 07/15/2036	740,661

		369,382,991

	FNMA - 22.0%
108,568	0.00%, 03/25/2036(14)	88,354
892,609	0.00%, 06/25/2036(14)(22)	751,348
2,922,340	1.40%, 04/25/2055(4)(6)	137,912

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$3,192,791	1.44%, 05/25/2046(4)(6)(22)	$148,532
2,363,330	1.44%, 06/25/2055(4)(6)(22)	116,009
2,942,904	1.51%, 08/25/2044(4)(6)(22)	116,939
2,678,325	1.75%, 12/25/2042	2,506,240
1,851,430	2.00%, 09/25/2039	1,725,334
1,321,858	2.00%, 08/25/2043	1,226,778
697,977	2.50%, 06/25/2028(6)(22)	53,053
6,100,000	2.50%, 08/01/2033(15)	5,903,895
455,476	2.50%, 01/01/2043	426,276
2,388,738	2.50%, 02/01/2043	2,238,073
1,903,820	2.50%, 03/01/2043	1,783,679
1,122,370	2.50%, 04/01/2043	1,051,661
455,426	2.50%, 06/01/2043	426,429
783,249	2.50%, 08/01/2043	733,028
3,660,000	2.85%, 12/01/2027	3,460,549
4,385,546	2.88%, 12/01/2027	4,164,118
3,700,000	2.98%, 12/01/2029	3,481,092
2,075,195	3.00%, 02/25/2027(6)(22)	154,999
664,548	3.00%, 09/25/2027(6)(22)	58,957
4,236,738	3.00%, 01/25/2028(6)(22)	356,750
969,021	3.00%, 01/01/2030	965,598
4,177,653	3.00%, 03/01/2037	4,093,472
7,050,005	3.00%, 09/25/2047	6,899,033
6,471,307	3.00%, 06/25/2048	6,258,887
4,057,000	3.00%, 08/01/2048(15)	3,910,251
6,400,000	3.07%, 09/01/2029	6,072,374
2,940,000	3.09%, 02/25/2030(4)	2,784,374
4,400,000	3.13%, 01/01/2030	4,200,712
1,439,000	3.18%, 01/01/2030	1,379,518
4,900,000	3.18%, 12/01/2029	4,693,154
4,500,000	3.19%, 09/01/2029	4,320,261
3,800,000	3.22%, 01/01/2030	3,646,071
254,356	3.24%, 12/01/2026	250,902
95,000	3.29%, 06/01/2029	92,283
656,626	3.30%, 12/01/2026	650,493
6,500,000	3.37%, 04/01/2028	6,406,364
548,563	3.41%, 11/01/2024	549,403
2,075,046	3.50%, 05/25/2027(6)(22)	210,925
1,225,471	3.50%, 10/25/2027(6)(22)	118,103
1,141,291	3.50%, 05/25/2030(6)(22)	136,427
436,499	3.50%, 08/25/2030(6)(22)	50,059
1,018,472	3.50%, 02/25/2031(6)(22)	91,439
4,180,000	3.50%, 08/01/2033(15)	4,216,901
815,779	3.50%, 09/25/2035(6)(22)	127,878
1,648,948	3.50%, 10/01/2044	1,642,204
1,809,732	3.50%, 02/01/2045	1,798,406
3,586,966	3.50%, 09/01/2046	3,564,526
1,597,578	3.50%, 10/01/2046	1,587,580
740,113	3.50%, 10/25/2046(6)(22)	172,209
1,232,522	3.50%, 11/01/2046	1,225,572
1,560,450	3.50%, 09/01/2047	1,547,493
5,845,648	3.50%, 11/25/2047	5,842,975
1,096,023	3.50%, 12/01/2047	1,087,211
6,276,903	3.50%, 01/01/2048	6,222,965
1,253,403	3.50%, 02/01/2048	1,244,669
3,794,489	3.50%, 04/25/2048	3,800,705
136,503,000	3.50%, 08/01/2048(15)	135,247,691
152,100,000	3.50%, 09/01/2048(15)	150,557,758
1,900,000	3.66%, 07/01/2030	1,897,921
301,303	3.89%, 05/01/2030	307,498
131,618	3.96%, 05/01/2034	134,662
721,596	4.00%, 06/01/2025	741,299
2,870,410	4.00%, 05/25/2027(6)	259,420
2,136,626	4.00%, 01/25/2038(6)(22)	412,445
3,172,683	4.00%, 10/01/2040	3,246,449
1,406,609	4.00%, 11/01/2040	1,439,233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$1,020,992	4.00%, 12/01/2040	$1,044,719
495,292	4.00%, 02/01/2041	507,103
1,148,868	4.00%, 03/01/2041	1,175,525
523,232	4.00%, 03/25/2042(6)(22)	82,819
3,273,533	4.00%, 05/25/2042(6)(22)	444,137
438,833	4.00%, 08/01/2042	449,047
1,029,495	4.00%, 09/01/2042	1,053,456
297,221	4.00%, 11/25/2042(6)(22)	46,080
240,337	4.00%, 03/01/2045	244,539
1,220,460	4.00%, 07/01/2045	1,249,094
570,849	4.00%, 05/01/2046	580,250
1,257,706	4.00%, 06/01/2046	1,278,418
1,369,327	4.00%, 04/01/2047	1,399,711
38,190,000	4.00%, 08/01/2048(15)	38,792,684
394,521	4.50%, 08/01/2024	407,893
30,799	4.50%, 04/01/2025	31,834
567,412	4.50%, 07/25/2027(6)(22)	59,463
900,002	4.50%, 09/01/2035	938,091
233,476	4.50%, 08/01/2040	244,607
2,689,063	4.50%, 10/01/2040	2,818,063
1,165,572	4.50%, 10/01/2041	1,221,451
1,071,099	4.50%, 09/01/2043	1,122,436
12,500,000	4.50%, 08/01/2048(15)	12,965,820
14,247	5.00%, 12/01/2019	14,502
149,180	5.00%, 01/01/2022	151,978
283,321	5.00%, 04/25/2038	294,772
3,447,223	5.00%, 06/01/2047	3,642,804
6,200,000	5.00%, 08/01/2048(15)	6,548,992
309,202	5.46%, 05/25/2042(4)(6)	31,707
17	5.50%, 11/01/2018	17
17,929	5.50%, 08/01/2019	18,011
16,140	5.50%, 09/01/2019	16,211
19,898	5.50%, 10/01/2019	20,000
4,463	5.50%, 05/01/2020	4,508
324,760	5.50%, 06/01/2022	333,574
165,086	5.50%, 06/01/2033	179,227
623,904	5.50%, 07/01/2033	674,061
45,371	5.50%, 08/01/2033	48,884
2,323,953	5.50%, 11/01/2035	2,513,267
565,153	5.50%, 04/01/2036	610,630
486,880	5.50%, 04/25/2037	524,206
918,979	5.50%, 11/01/2037	990,273
1,218,614	5.50%, 06/25/2042(6)(22)	271,557
1,934,187	5.50%, 09/25/2044(6)(22)	443,075
1,294,943	5.50%, 07/25/2045(6)(22)	283,277
10,354	6.00%, 11/01/2031	11,231
161,437	6.00%, 12/01/2032	176,638
222,654	6.00%, 03/01/2033	243,454
527,807	6.00%, 02/01/2037	575,995
345,852	6.00%, 12/01/2037	377,148
176,173	6.00%, 03/01/2038	192,772
155,357	6.00%, 10/01/2038	168,804
2,982,963	6.00%, 01/25/2042(6)(22)	574,873
1,763,366	6.00%, 09/25/2047(6)(22)	412,672
2,282	7.50%, 12/01/2029	2,366
12,984	7.50%, 03/01/2030	14,829
23,470	7.50%, 09/01/2031	24,578

		505,763,911

	GNMA - 11.7%
466,420	1.75%, 09/20/2043	439,356
1,365,000	2.00%, 10/20/2042	1,017,877
1,838,781	2.50%, 12/16/2039	1,783,790
950,317	3.00%, 09/20/2028(6)	82,597
196,611	3.00%, 11/15/2042	192,574
567,525	3.00%, 02/16/2043(6)	94,198

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$191,009	3.00%, 06/15/2043	$ 187,742
172,634	3.00%, 07/15/2043	169,680
197,534	3.00%, 10/15/2044	192,968
255,558	3.00%, 02/15/2045	249,651
135,897	3.00%, 03/15/2045	132,756
686,458	3.00%, 04/15/2045	670,589
173,111	3.00%, 06/15/2045	169,109
6,453,258	3.00%, 07/15/2045	6,304,079
1,409,764	3.00%, 09/20/2047	1,198,959
53,048,452	3.00%, 11/20/2047	51,758,190
16,900,000	3.00%, 08/01/2048(15)	16,475,519
409,388	3.50%, 02/16/2027(6)	36,920
988,314	3.50%, 03/20/2027(6)	98,076
987,366	3.50%, 07/20/2040(6)	115,282
1,373,683	3.50%, 02/20/2041(6)	169,249
2,296,528	3.50%, 04/20/2042(6)	308,605
521,480	3.50%, 05/15/2042	522,986
3,459,579	3.50%, 10/20/2042(6)	617,117
1,368,057	3.50%, 12/15/2042	1,375,436
1,190,642	3.50%, 03/15/2043	1,197,055
1,143,409	3.50%, 04/15/2043	1,149,572
3,816,565	3.50%, 05/15/2043	3,833,604
441,741	3.50%, 05/20/2043(6)(22)	77,541
1,817,031	3.50%, 07/20/2043(6)(22)	276,860
2,391,000	3.50%, 01/20/2046	2,304,042
10,753,590	3.50%, 08/20/2047	10,765,982
57,562,000	3.50%, 08/01/2048(15)	57,586,734
300,991	4.00%, 12/16/2026(6)	30,942
3,925,484	4.00%, 05/20/2029(6)	399,803
2,607,875	4.00%, 09/20/2040	2,690,156
382,058	4.00%, 10/20/2040	394,208
695,907	4.00%, 12/20/2040	717,834
326,783	4.00%, 05/16/2042(6)(22)	44,693
649,480	4.00%, 03/20/2043(6)	143,420
227,568	4.00%, 01/20/2044(6)(22)	52,586
2,282,195	4.00%, 03/20/2047(6)	444,162
3,462,071	4.00%, 07/20/2047(6)	647,705
4,703,549	4.00%, 10/20/2047	4,812,868
5,768,615	4.00%, 11/20/2047	5,909,375
5,243,374	4.00%, 03/20/2048	5,377,131
280,000	4.00%, 08/01/2048(15)	286,256
38,499	4.50%, 07/15/2033	40,145
114,701	4.50%, 05/15/2040	121,226
552,338	4.50%, 06/15/2041	583,226
1,667,832	4.50%, 06/20/2044	1,759,156
1,407,387	4.50%, 10/20/2044	1,481,167
988,484	4.50%, 04/20/2045(6)(22)	235,658
1,344,921	4.50%, 01/20/2046	1,414,253
41,520,000	4.50%, 08/01/2048(15)	43,119,168
2,713,430	5.00%, 02/16/2040(6)	653,153
895,295	5.00%, 06/15/2041	952,690
1,236,200	5.00%, 10/16/2041(6)(22)	211,953
1,410,881	5.00%, 03/15/2044	1,500,609
1,997,205	5.00%, 06/20/2046(6)	426,839
666,059	5.00%, 01/16/2047(6)	165,455
22,415,000	5.00%, 08/01/2048(15)	23,473,914
510,684	5.50%, 05/15/2033	559,973
44,065	5.50%, 06/15/2035	47,800
46,637	5.50%, 04/15/2038	50,116
2,026,702	5.50%, 03/20/2039(6)(22)	461,254
1,898,832	5.50%, 02/16/2047(6)	427,188
1,143,820	5.50%, 02/20/2047(6)	251,016
1,000,000	5.50%, 08/01/2048(15)	1,070,195
71,798	6.00%, 02/15/2029	77,876
125,624	6.00%, 11/15/2032	137,758
135,071	6.00%, 02/15/2033	146,506

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$41,770	6.00%, 07/15/2033	$45,513
63,061	6.00%, 10/15/2034	68,399
431,629	6.00%, 03/15/2036	474,138
4,956	6.00%, 05/15/2036	5,401
138,839	6.00%, 10/15/2036	151,875
58,990	6.00%, 01/15/2037	64,099
135,642	6.00%, 02/15/2037	148,288
240,452	6.00%, 06/15/2037	262,917
83,568	6.00%, 11/15/2037	90,716
67,728	6.00%, 06/15/2038	74,022
142,165	6.00%, 08/15/2038	154,203
240,213	6.00%, 10/15/2038	260,549
215,455	6.00%, 11/15/2038	234,663
118,233	6.00%, 12/15/2038	128,422
95,145	6.00%, 01/15/2039	103,200
2,787	6.00%, 03/15/2039	3,023
362,393	6.00%, 04/15/2039	393,072
384,870	6.00%, 08/15/2039	417,453
20,607	6.00%, 09/15/2039	22,351
57,453	6.00%, 11/15/2039	62,316
29,234	6.00%, 06/15/2040	31,709
2,414,877	6.00%, 09/20/2040(6)	575,111
168,484	6.00%, 12/15/2040	182,757
547,867	6.00%, 06/15/2041	594,249
1,778,425	6.00%, 02/20/2046(6)	410,898
14,618	6.50%, 09/15/2028	16,047
2,443	6.50%, 10/15/2028	2,681
4,895	6.50%, 12/15/2028	5,373
49,215	6.50%, 05/15/2029	54,667
84,612	6.50%, 08/15/2031	92,878
4,165	6.50%, 09/15/2031	4,571
55,668	6.50%, 10/15/2031	61,106
154,620	6.50%, 11/15/2031	169,723
32,038	6.50%, 01/15/2032	35,168
26,089	6.50%, 03/15/2032	28,637
7,050	6.50%, 04/15/2032	7,738
13,298	6.50%, 07/15/2032	14,597

		268,326,658

		1,143,473,560

	Total U.S. Government Agencies (cost $1,154,595,844)	$1,143,473,560

U.S. Government Securities - 8.6%
	U.S. Treasury Securities - 8.6%
	U.S. Treasury Bonds - 4.7%
$16,530,000	2.50%, 02/15/2045	$14,785,310
7,800,000	2.50%, 02/15/2046	6,953,883
6,525,000	2.88%, 08/15/2045(16)	6,274,450
23,034,000	2.88%, 11/15/2046(16)(17)	22,117,139
3,440,000	3.00%, 11/15/2044	3,388,803
9,045,000	3.00%, 05/15/2045(16)(18)	8,909,325
8,485,000	3.00%, 11/15/2045	8,356,068
31,854,000	3.13%, 08/15/2044(16)	32,096,638
530,000	3.38%, 05/15/2044	557,618
3,560,000	3.63%, 02/15/2044	3,900,981

		107,340,215

	U.S. Treasury Notes - 3.9%
5,314,598	0.25%, 01/15/2025(19)	5,121,862
62,431,129	0.38%, 07/15/2027(19)	60,018,438
13,074,698	0.63%, 01/15/2026(19)	12,870,663

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	$12,289,529	0.75%, 07/15/2028(19)	$12,185,653

			90,196,616

			197,536,831

		Total U.S. Government Securities (cost $204,427,403)	$197,536,831

Common Stocks - 0.0%
		Energy - 0.0%
	38,914	Ascent Resources - Marcellus LLC Class A*(20)(21)(22)	$122,579
	8,492	Templar Energy LLC Class A*(22)	7,643

			130,222

		Utilities - 0.0%
	350,000	TCEH Corp.*(20)(21)(22)	—

		Total Common Stocks (cost $195,288)	$130,222

Preferred Stocks - 0.0%
		Banks - 0.0%
	469	U.S. Bancorp Class A 3 mo. USD LIBOR + 1.020%, 3.50%(2)(8)(22)	$428,903

		Total Preferred Stocks (cost $332,990)	$428,903

Warrants - 0.0%
		Energy - 0.0%
	10,075	Ascent Resources - Marcellus LLC Expires 03/30/2023*(20)(21)(22)	$806

		Total Warrants (cost $806)	$806

		Total Long-Term Investments (cost $2,973,129,807)	$2,935,262,443

Short-Term Investments - 4.3%
		Certificates of Deposit - 0.0%
	250,000	Bank of Montreal 3 mo. USD LIBOR + 0.260%, 2.62%, 11/04/2019(2)	$250,093

		Commercial Paper - 0.2%
		Astrazeneca plc
	450,000	2.41%, 08/27/2018(10)	449,201
	500,000	2.49%, 10/17/2018(10)	497,417
	500,000	2.55%, 11/13/2018(10)	496,360
		Bell Canada, Inc.
	250,000	0.01%, 08/01/2018(10)	250,000
	500,000	2.68%, 10/18/2018(10)	497,345
CAD	600,000	Enbridge Pipelines, Inc. 0.00%, 08/01/2018(10)	461,237
	$250,000	Korea Development Bank 2.33%, 09/24/2018(10)	249,126
	250,000	Province of Alberta 0.00%, 08/01/2018(10)	250,000
	450,000	TransCanada PipeLines Ltd. 2.49%, 09/17/2018(10)	448,531
	340,000	VW CR, Inc. 2.42%, 08/16/2018(10)	339,640

			3,938,857

		Foreign Government Obligations - 0.9%
		Japan Treasury Discount Bill
JPY	268,050,000	0.12%, 09/18/2018(10)	2,397,642
	299,900,000	0.13%, 08/13/2018(10)	2,682,223
	362,150,000	0.14%, 10/09/2018(10)	3,239,622
	469,400,000	0.15%, 09/03/2018(10)	4,198,438
	812,350,000	0.16%, 10/22/2018(10)	7,267,385
CAD	575,000	Manitoba Treasury Bill 1.54%, 09/26/2018(10)	441,029

			20,226,339

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Other Investment Pools & Funds - 2.6%
61,348,237	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(23)		$61,348,237

	Securities Lending Collateral - 0.6%
702,972	Citibank NA DDCA, 1.91%, 8/1/2018(23)		702,972
7,227,122	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(23)		7,227,121
2,894,952	Invesco Government & Agency Portfolio, 1.81%(23)		2,894,952
1,492,251	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(23)		1,492,251
1,742,139	Western Asset Institutional Government Class A Fund, 1.76%(23)		1,742,139

			14,059,435

	Total Short-Term Investments (cost $100,061,808)		$99,822,961

	Total Investments Excluding Purchased Options (cost $3,073,191,615)	131.8%	$3,035,085,404
	Total Purchased Options (cost $7,935,513)	0.3%	$7,022,376

	Total Investments (cost $3,081,127,128)	132.1%	$3,042,107,780
	Other Assets and Liabilities	(32.1)%	(739,360,764)

	Total Net Assets	100.0%	$2,302,747,016

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $770,671,179, which represented 33.5% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(6)	Securities disclosed are interest-only strips.
(7)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $40,180,806, which represented 1.7% of total net assets.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Security is a zero-coupon bond.
(10)	The rate shown represents current yield to maturity.
(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)

This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2018, the aggregate value of the unfunded commitment was $26,508, which rounds to zero percent of total net assets.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(14)	Securities disclosed are principal-only strips.
(15)	Represents or includes a TBA transaction.
(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	Investment valued using significant unobservable inputs.
(21)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $123,385, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(22)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $55,346,593, which represented 2.4% of total net assets.

(23)	Current yield as of period end.

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 07/20/48(1)	CITI	2.91%	Pay	07/18/28	USD	3,250,000	3,250,000	$343,241	$379,925	$(36,684)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57(1)	JPM	2.45%	Pay	08/02/27	USD	2,400,000	2,400,000	239,207	280,800	(41,593)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57(1)	BCLY	2.45%	Receive	08/02/27	USD	9,600,000	9,600,000	956,830	1,384,210	(427,380)

Total Calls							15,250,000	$1,539,278	$2,044,935	$(505,657)

Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 02/28/19(1)	BCLY	2.45%	Pay	08/02/27	USD	9,600,000	9,600,000	$2,035,185	$1,890,348	$144,837
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 05/15/29(1)	BOA	3.25%	Receive	05/13/19	USD	19,468,000	19,468,000	246,959	305,891	(58,932)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 05/15/29(1)	BOA	3.25%	Receive	05/13/19	USD	60,680,000	60,680,000	769,750	976,948	(207,198)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 06/03/29(1)	DEUT	3.20%	Receive	05/30/19	USD	60,115,000	60,115,000	754,184	895,714	(141,530)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 06/03/29(1)	BOA	3.20%	Receive	05/30/19	USD	61,710,000	61,710,000	774,194	959,590	(185,396)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 07/20/48(1)	CITI	2.91%	Receive	07/18/28	USD	3,250,000	3,250,000	394,031	379,925	14,106
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57(1)	JPM	2.45%	Receive	08/02/27	USD	2,400,000	2,400,000	508,795	482,160	26,635

Total Puts							217,223,000	$5,483,098	$5,890,576	$(407,478)

Total purchased swaption contracts							232,473,000	$7,022,376	$7,935,511	$(913,135)

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $7,022,376, which represented 0.3% of total net assets.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Exchange-Traded Options Contracts Outstanding at July 31, 2018

						Premiums
						Paid		Unrealized
	Exercise Price/	Expiration	Number of	Notional	Market	(Received	)	Appreciation/
Description	FX Rate/ Rate	Date	Contracts	Amount	Value †	by Fund		(Depreciation	)
Written option contracts:
Calls
U.S. Treasury 10-Year Future Option	120.00 USD	09/21/18	(3) USD	(3,000)	$(938)	$(2,060)		$1,122

Puts
U.S. Treasury 10-Year Future Option	120.00 USD	09/21/18	(3) USD	(3,000)	$(3,281)	$(2,107)		$(1,174)

Total written option contracts				(6,000)	$(4,219)	$(4,167)		$(52)

Futures Contracts Outstanding at July 31, 2018

				Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
90-Day Euro Future	464	03/18/2019	$112,717,200	$(108,201)
Canadian Government 10-Year Bond Future	134	09/19/2018	13,882,600	(123,887)
U.S. Treasury 2-Year Note Future	998	09/28/2018	210,952,250	(52,222)
U.S. Treasury 5-Year Note Future	2,838	09/28/2018	321,048,750	(575,338)
U.S. Treasury Long Bond Future	286	09/19/2018	40,889,063	169,883

Total				$(689,765)

Short position contracts:
90-Day Euro Future	462	03/16/2020	$111,954,150	$147,305
Long Gilt Future	179	09/26/2018	28,823,221	12,056
U.S. Treasury 10-Year Note Future	112	09/19/2018	13,375,250	52,483
U.S. Treasury 10-Year Ultra Future	430	09/19/2018	54,657,031	180,515
U.S. Treasury Ultra Bond Future	8	09/19/2018	1,255,250	8,985

Total				$401,344

Total futures contracts				$(288,421)

TBA Sale Commitments Outstanding at July 31, 2018

				Unrealized
Description	Principal Amount	Maturity Date	Market Value †	Appreciation/ (Depreciation)
FNMA, 2.50%	$1,730,000	08/01/2033	$(1,674,383)	$5,880
FNMA, 3.00%	57,641,000	08/01/2033	(57,111,873)	126,094
FNMA, 3.00%	15,400,000	08/01/2048	(14,842,952)	36,696
FNMA, 4.50%	55,615,000	08/01/2048	(57,687,526)	87,722
FNMA, 5.00%	3,415,000	08/01/2048	(3,607,227)	2,535
FNMA, 5.50%	5,650,000	08/01/2048	(6,033,582)	(8,387)
GNMA II, 3.00%	33,195,000	08/01/2048	(32,361,235)	88,492
GNMA II, 4.00%	15,845,000	08/01/2048	(16,199,038)	49,514

Total (proceeds receivable $189,906,362)			$(189,517,816)	$388,546

At July 31, 2018, the aggregate market value of TBA Sale Commitments represents (8.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2018

						Periodic	Upfront	Upfront		Unrealized
		Counter-	Notional	(Pay)/Receive	Expiration	Payment	Premiums	Premiums	Market	Appreciation/
Reference Entity		party	Amount (a)	Fixed Rate	Date	Frequency	Paid	Received	Value †	(Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	4,914	(0.18%)	07/25/45	Monthly	$74	$—	$92	$18
ABX.HE.AAA.07	GSC	USD	163,978	(0.09%)	08/25/37	Monthly	34,381	—	7,786	(26,595)

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

ABX.HE.AAA.07	GSC	USD	718,223	(0.09%)	08/25/37	Monthly	$151,365	$—		$34,103	$(117,262)
ABX.HE.AAA.07	CSI	USD	1,557,789	(0.09%)	08/25/37	Monthly	379,919	—		76,399	(303,520)
ABX.HE.PENAAA.06	MSC	USD	278,195	(0.11%)	05/25/46	Monthly	30,073	—		17,729	(12,344)
ABX.HE.PENAAA.06	JPM	USD	919,302	(0.11%)	05/25/46	Monthly	99,142	—		58,585	(40,557)
ABX.HE.PENAAA.06	GSC	USD	756,118	(0.11%)	05/25/46	Monthly	186,931	—		48,187	(138,744)
PrimeX.ARM.2 (20)	MSC	USD	172,560	(4.58%)	12/25/37	Monthly	—	(359)		(158)	201

Total							$881,885	$(359	) $	242,723	$(638,803)

Sell protection:
ABX.HE.AAA.06	MSC	USD	4,466	0.18%	07/25/45	Monthly	$—	$—		$(84)	$(84)
ABX.HE.AAA.07	MSC	USD	163,978	0.09%	08/25/37	Monthly	1,559	—		(7,786)	(9,345)
ABX.HE.AAA.07	MSC	USD	718,222	0.09%	08/25/37	Monthly	6,790	—		(34,103)	(40,893)
ABX.HE.AAA.07	MSC	USD	1,557,788	0.09%	08/25/37	Monthly	14,815	—		(73,967)	(88,782)
ABX.HE.PENAAA .06	BCLY	USD	1,939,164	0.11%	05/25/46	Monthly	—	(50,669)		(123,586)	(72,917)
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	Monthly	—	(547,692)		(523,402)	24,290
CMBX.NA.BB.6	CSI	USD	1,540,000	5.00%	05/11/63	Monthly	—	(303,746)		(300,761)	2,985
CMBX.NA.BB.6	CSI	USD	1,080,000	5.00%	05/11/63	Monthly	—	(207,125)		(210,623)	(3,498)
CMBX.NA.BB.6	CSI	USD	952,000	5.00%	05/11/63	Monthly	—	(170,172)		(185,661)	(15,489)
CMBX.NA.BB.6	GSC	USD	1,715,000	5.00%	05/11/63	Monthly	—	(307,411)		(334,462)	(27,051)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(327,116)		(356,890)	(29,774)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(327,116)		(356,890)	(29,774)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(327,116)		(356,890)	(29,774)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	Monthly	—	(328,009)		(357,864)	(29,855)
CMBX.NA.BB.6	GSC	USD	396,000	5.00%	05/11/63	Monthly	—	(44,662)		(77,228)	(32,566)
CMBX.NA.BB.6	CSI	USD	1,085,000	5.00%	05/11/63	Monthly	—	(156,588)		(211,900)	(55,312)
CMBX.NA.BB.6	GSC	USD	1,635,000	5.00%	05/11/63	Monthly	—	(173,772)		(340,062)	(166,290)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	Monthly	—	(839,818)		(601,905)	237,913
CMBX.NA.BB.8	GSC	USD	2,890,000	5.00%	10/17/57	Monthly	—	(701,204)		(562,115)	139,089
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	Monthly	—	(413,757)		(288,425)	125,332
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	Monthly	—	(438,351)		(315,616)	122,735
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	Monthly	—	(353,336)		(246,666)	106,670
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	Monthly	—	(254,812)		(172,860)	81,952
CMBX.NA.BB.8	CSI	USD	530,000	5.00%	10/17/57	Monthly	—	(143,619)		(102,940)	40,679
CMBX.NA.BBB-.6	MSC	USD	2,115,000	3.00%	05/11/63	Monthly	—	(343,155)		(232,150)	111,005
CMBX.NA.BBB-.6	MSC	USD	360,000	3.00%	05/11/63	Monthly	—	(30,816)		(39,455)	(8,639)
CMBX.NA.BBB-.6	MSC	USD	3,725,000	3.00%	05/11/63	Monthly	—	(549,132)		(408,247)	140,885
CMBX.NA.BBB-.6	DEUT	USD	2,225,000	3.00%	05/11/63	Monthly	—	(331,476)		(243,852)	87,624
CMBX.NA.BBB-.6	GSC	USD	1,175,000	3.00%	05/11/63	Monthly	—	(195,880)		(128,988)	66,892
CMBX.NA.BBB-.6	CSI	USD	1,900,000	3.00%	05/11/63	Monthly	—	(273,910)		(208,234)	65,676
CMBX.NA.BBB-.6	MSC	USD	1,060,000	3.00%	05/11/63	Monthly	—	(174,855)		(116,349)	58,506
CMBX.NA.BBB-.6	MSC	USD	935,000	3.00%	05/11/63	Monthly	—	(157,176)		(102,642)	54,534
CMBX.NA.BBB-.6	DEUT	USD	935,000	3.00%	05/11/63	Monthly	—	(156,951)		(102,628)	54,323
CMBX.NA.BBB-.6	MSC	USD	569,000	3.00%	05/11/63	Monthly	—	(95,698)		(62,455)	33,243
CMBX.NA.BBB-.6	CSI	USD	815,000	3.00%	05/11/63	Monthly	—	(113,338)		(89,458)	23,880
CMBX.NA.BBB-.6	GSC	USD	2,790,000	3.00%	05/11/63	Monthly	—	(308,775)		(306,007)	2,768
PrimeX.ARM.2 (20)	JPM	USD	172,560	4.58%	12/25/37	Monthly	6,749	—		159	(6,590)

Total							$29,913	$(9,147,253)		$(8,182,992)	$934,348

Total traded indices							$911,798	$(9,147,612)		$(7,940,269)	$295,545

Credit default swaps on single-name issues:
Sell protection:
Republic of
Turkey	JPM	USD	3,165,000	1.00%/—	06/20/23	Quarterly	$—	$(267,902)		$(289,939)	$(22,037)
Republic of
Turkey	BCLY	USD	3,170,000	1.00%/—	06/20/23	Quarterly	—	(263,595)		(290,397)	(26,802)
Republic of
Turkey	BOA	USD	5,640,000	1.00%/—	06/20/23	Quarterly	—	(481,823)		(516,668)	(34,845)
United Mexican
States	MSC	USD	2,950,000	1.00%/—	06/20/23	Quarterly	—	(39,208)		(14,508)	24,700

Total							$—	$(1,052,528)		$(1,111,512)	$(58,984)

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total single-name issues	$—	$(1,052,528)	$(1,111,512)	$(58,984)

Total OTC contracts	$911,798	$(10,200,140)	$(9,051,781)	$236,561

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.30.V1	USD	33,270,000	(1.00%)	06/20/23	Quarterly	$(573,187)	$(656,193)	$(83,006)
ITRAXX.EUR.29.V1	EUR	24,390,000	(1.00%)	06/20/23	Quarterly	(417,179)	(571,358)	(154,179)
ITRAXX.XOV.29.V1	EUR	14,390,000	(5.00%)	06/20/23	Quarterly	(1,479,640)	(1,686,636)	(206,996)

Total						$(2,470,006)	$(2,914,187)	$(444,181)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.30.V1	USD	24,927,000	(5.00%)	06/20/23	Quarterly	$1,574,870	$1,838,753	$263,883

Total						$(895,136)	$(1,075,434)	$(180,298)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 M Federal Funds Rate	2.53% Fixed	USD	13,802,348	11/15/24	Annual	$—	$—	$1,001	$1,001
12 M Federal Funds Rate	1.63% Fixed	USD	10,705,000	11/14/26	Annual	—	—	822,238	822,238
12 M Federal Funds Rate	2.50% Fixed	USD	15,900,000	03/01/28	Annual	50,579	—	181,801	131,222
12M Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	Annual	170,184	—	867,764	697,580
3 Mo. USD LIBOR	2.00% Fixed	USD	12,225,000	03/21/23	Semi-Annual	62,665	—	427,434	364,769
3 Mo. USD LIBOR	3.00% Fixed	USD	37,590,000	04/30/25	Semi-Annual	133,632	—	9,351	(124,281)
3 Mo. USD LIBOR	2.28% Fixed	USD	1,663,000	07/14/27	Semi-Annual	—	—	97,895	97,895
3 Mo. USD LIBOR	3.00% Fixed	USD	14,403,000	06/18/28	Semi-Annual	—	—	(20,971)	(20,971)
3 Mo. USD LIBOR	2.25% Fixed	USD	102,572,000	06/20/28	Semi-Annual	5,511,447	—	6,893,658	1,382,211
3 Mo. USD LIBOR	2.75% Fixed	USD	15,675,000	12/20/47	Semi-Annual	—	(344,756)	920,293	1,265,049

Total						$5,928,507	$(344,756)	$10,200,464	$4,616,713

OTC Total Return Swap Contracts Outstanding at July 31, 2018

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD liquid High Yield	MSC	USD 23,040,000	(1.00%)	12/20/18	Quarterly	$20,360	$—	$ (483,784)	$(504,144)

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
61,420,000	EGP	3,221,610	USD	MSC	04/22/19	$—	$(50,318)
8,000	GBP	10,514	USD	CBK	08/31/18	—	—
192,768	USD	250,000	CAD	BCLY	08/01/18	583	—
454,611	USD	600,000	CAD	HSBC	08/01/18	—	(6,633)
441,845	USD	555,000	CAD	CBK	08/02/18	15,187	—
692,127	USD	900,000	CAD	JPM	09/06/18	—	(184)
447,156	USD	560,000	CAD	NAB	09/18/18	16,308	—
230,775	USD	300,000	CAD	WEST	09/18/18	—	(37)
442,323	USD	575,000	CAD	CBK	09/26/18	—	(118)
453,898	USD	595,000	CAD	HSBC	10/02/18	—	(3,978)
446,513	USD	585,000	CAD	HSBC	10/09/18	—	(3,732)
2,023,388	USD	1,685,000	EUR	GSC	08/01/18	52,892	—
322,454	USD	275,000	EUR	JPM	08/06/18	744	—
2,574,360	USD	2,115,000	EUR	MSC	08/17/18	97,926	—
18,188,645	USD	15,514,000	EUR	SSG	08/31/18	4,221	—
466,470	USD	400,000	EUR	MSC	09/17/18	—	(2,951)
986,162	USD	829,000	EUR	JPM	09/19/18	13,149	—
982,092	USD	830,000	EUR	UBS	09/19/18	7,906	—
723,825	USD	620,000	EUR	NOM	09/28/18	—	(4,348)
2,462,359	USD	2,090,000	EUR	JPM	10/18/18	3,778	—
1,081,461	USD	915,000	EUR	JPM	10/31/18	4,049	—
409,380	USD	300,000	GBP	SCB	09/10/18	14,929	—
2,756,697	USD	299,900,000	JPY	JPM	08/13/18	72,210	—
4,329,104	USD	469,400,000	JPY	MSC	09/04/18	121,040	—
2,439,653	USD	268,050,000	JPY	CBK	09/18/18	34,398	—
3,291,046	USD	362,150,000	JPY	JPM	10/09/18	36,651	—
4,851,440	USD	541,100,000	JPY	MSC	10/22/18	—	(15,729)
1,777,472	USD	196,400,000	JPY	CIBC	10/29/18	9,949	—
678,032	USD	74,850,000	JPY	CBK	10/29/18	4,412	—
Total						$510,332	$ (88,028)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CITI	Citigroup Global Markets, Inc.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
NOM	Nomura International
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
ARS	Argentine Peso
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations:
CDO	Collateralized Debt Obligation
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$747,134,996	$—	$747,134,996	$—
Corporate Bonds	729,453,088	—	729,453,088	—
Foreign Government Obligations	39,711,937	—	39,711,937	—
Municipal Bonds	18,712,813	—	18,712,813	—
Senior Floating Rate Interests	58,679,287	—	58,679,287	—
U.S. Government Agencies	1,143,473,560	—	1,143,473,560	—
U.S. Government Securities	197,536,831	—	197,536,831	—
Common Stocks
Energy	130,222	—	7,643	122,579
Utilities	—	—	—	—
Preferred Stocks	428,903	428,903	—	—
Warrants	806	—	—	806
Short-Term Investments	99,822,961	75,407,672	24,415,289	—
Purchased Options	7,022,376	—	7,022,376	—
Foreign Currency Contracts(2)	510,332	—	510,332	—
Futures Contracts(2)	571,227	571,227	—	—
Swaps - Credit Default(2)	1,869,783	—	1,869,582	201
Swaps - Interest Rate(2)	4,761,965	—	4,761,965	—

Total	$3,049,821,087	$76,407,802	$2,973,289,699	$123,586

Liabilities

Foreign Currency Contracts(2)	$(88,028)	$—	$(88,028)	$—
Futures Contracts(2)	(859,648)	(859,648)	—	—
Swaps - Credit Default(2)	(1,813,520)	—	(1,806,930)	(6,590)
Swaps - Interest Rate(2)	(145,252)	—	(145,252)	—
Swaps - Total Return(2)	(504,144)	—	(504,144)	—
TBA Sale Commitments	(189,517,816)	—	(189,517,816)	—
Written Options	(4,219)	(4,219)	—	—

Total	$(192,932,627)	$(863,867)	$(192,062,170)	$(6,590)

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

The Hartford World Bond Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.0%
	United States - 0.0%
47,282	Homer City Generation L.P.*(13)	$472,820

	Total Common Stocks (cost $2,698,660)	$472,820

Asset & Commercial Mortgage Backed Securities - 6.3%
	Bermuda - 0.0%
$ 280,500	Cal Funding Ltd. 3.47%, 10/25/2027(1)	$277,426

	Cayman Islands - 1.8%
2,315,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.81%, 04/24/2029(1)(2)	2,321,637
	Apidos CLO
1,886,209	3 mo. USD LIBOR + 0.980%, 3.32%, 01/19/2025(1)(2)	1,885,262
3,380,000	3 mo. USD LIBOR + 1.120%, 3.47%, 07/22/2026(1)(2)	3,378,408
3,030,000	3 mo. USD LIBOR + 1.450%, 3.78%, 07/18/2027(1)(2)	3,013,032
	Ares CLO Ltd.
2,630,683	3 mo. USD LIBOR + 1.190%, 3.53%, 04/17/2026(1)(2)	2,629,336
2,675,000	3 mo. USD LIBOR + 1.950%, 4.27%, 12/05/2025(1)(2)	2,679,299
2,625,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 3.64%, 01/16/2030(1)(2)	2,617,290
1,383,760	Avery Point CLO Ltd. 3 mo. USD LIBOR + 1.100%, 3.44%, 04/25/2026(1)(2)	1,383,724
1,330,000	Bain Capital Credit CLO 3 mo. USD LIBOR + 1.800%, 4.14%, 07/25/2030(1)(2)	1,337,117
3,000,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.140%, 3.48%, 10/15/2026(1)(2)	2,998,464
	CIFC Funding Ltd.
763,982	3 mo. USD LIBOR + 0.850%, 3.19%, 07/16/2030(1)(2)	763,944
3,750,000	3 mo. USD LIBOR + 1.480%, 3.83%, 10/21/2028(1)(2)	3,757,121
1,015,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 4.19%, 10/15/2029(1)(2)	1,018,164
250,000	Galaxy CLO Ltd. 3 mo. USD LIBOR + 1.220%, 3.56%, 07/24/2030(1)(2)	250,018
928,571	ICG US CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.15%, 10/23/2029(1)(2)	928,525
3,000,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.050%, 3.39%, 07/15/2027(1)(2)	3,000,744
1,040,000	LCM L.P. 3 mo. USD LIBOR + 1.400%, 3.75%, 04/20/2028(1)(2)	1,036,313
3,010,000	LCM Ltd. 3 mo. USD LIBOR + 1.210%, 3.56%, 07/20/2030(1)(2)	3,014,530
	Madison Park Funding Ltd.
3,000,000	3 mo. USD LIBOR + 1.120%, 3.47%, 07/20/2026(1)(2)	3,000,591
3,760,000	3 mo. USD LIBOR + 1.260%, 3.61%, 07/20/2026(1)(2)	3,760,038
1,750,000	3 mo. USD LIBOR + 1.900%, 4.25%, 04/20/2026(1)(2)	1,753,353
2,935,000	Northwoods Capital Ltd. 3 mo. USD LIBOR + 1.300%, 3.63%, 06/20/2029(1)(2)	2,946,062
2,995,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.130%, 3.49%, 08/12/2026(1)(2)	2,993,715
2,960,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 3.47%, 11/18/2026(1)(2)	2,958,781
712,500	OZLM Funding Ltd. 3 mo. USD LIBOR + 0.900%, 3.25%, 07/22/2029(1)(2)	712,464
3,000,000	Seneca Park CLO Ltd. 3 mo. USD LIBOR + 1.120%, 3.46%, 07/17/2026(1)(2)	2,998,464
	Sound Point CLO Ltd.
3,000,000	3 mo. USD LIBOR + 1.140%, 3.49%, 10/20/2026(1)(2)	3,002,049
2,850,000	3 mo. USD LIBOR + 1.660%, 4.01%, 10/20/2028(1)(2)	2,852,314
1,020,000	Thunderbolt Aircraft Lease 4.15%, 07/15/2038(1)(3)(4)	1,019,978
2,620,000	Vibrant CLO Ltd. 3 mo. USD LIBOR + 1.480%, 3.83%, 04/20/2026(1)(2)	2,621,724

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,867,000	Voya CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.59%, 04/17/2030(1)(2)	$2,868,551
2,000,000	Z Capital Credit Partners CLO Ltd. 3 mo. USD LIBOR + 0.950%,, 3.29%, 07/16/2027(1)(2)	1,999,388
3,975,000	Zais CLO Ltd. 3 mo. USD LIBOR + 1.530%, 3.87%, 10/15/2028(1)(2)	3,977,202

		77,477,602

	United Kingdom - 0.0%
GBP 425,000	Canary Wharf Finance plc 5.95%, 10/22/2037(5)	789,559

	United States - 4.5%
$ 900,000	280 Park Avenue Mortgage Trust 1 mo. USD LIBOR + 2.119%, 4.19%, 09/15/2034(1)(2)	894,657
1,261,674	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(6)	1,234,152
975,000	Ally Auto Receivables Trust 2.01%, 08/17/2020	971,358
	Alternative Loan Trust
320,933	1 mo. USD LIBOR + 0.320%, 2.38%, 11/25/2035(2)	288,423
363,394	1 mo. USD LIBOR + 0.500%, 2.56%, 12/25/2035(2)	270,273
1,798,697	12 mo. USD MTA + 1.350%, 3.00%, 08/25/2035(2)	1,598,661
655,559	5.75%, 05/25/2036	493,072
312,339	6.00%, 05/25/2036	254,336
113,456	American Credit Acceptance Receivables Trust 1.84%, 07/13/2020(1)	113,428
1,825,000	American Express Credit Account Master Trust 1.77%, 11/15/2022	1,789,714
1,966,571	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1 mo. USD LIBOR + 6.000%, 5.28%, 01/25/2034(2)(13)	1,870,861
	Angel Oak Mortgage Trust LLC
939,203	2.48%, 07/25/2047(1)(6)	929,284
475,703	2.71%, 11/25/2047(1)(6)	471,902
186,475	2.81%, 01/25/2047(1)(6)	185,290
821,482	3.26%, 04/27/2048(1)(6)	821,371
1,539,931	3.50%, 07/25/2046(1)(4)	1,539,954
228,975	Banc of America Funding Trust 5.77%, 05/25/2037(6)	226,274
1,535,000	BBCMS Mortgage Trust 3.67%, 02/15/2050	1,513,063
	Bear Stearns Adjustable Rate Mortgage Trust
707,501	3.94%, 06/25/2047(6)	647,464
711,029	3.98%, 10/25/2035(6)	712,025
662,690	3.99%, 07/25/2036(6)	596,076
	Bear Stearns Alt-A Trust
403,629	1 mo. USD LIBOR + 0.320%, 2.38%, 08/25/2036(2)	421,429
1,384,762	1 mo. USD LIBOR + 0.500%, 2.56%, 01/25/2036(2)	1,439,912
384,941	4.46%, 09/25/2035(6)	364,227
436,509	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.200%, 2.26%, 02/25/2037(2)	444,805
2,885,000	CarMax Auto Owner Trust 2.25%, 09/15/2022	2,821,145
1,710,097	Chase Mortgage Finance Trust 3.54%, 12/25/2035(6)	1,637,858
151,784	ChaseFlex Trust 5.50%, 06/25/2035	132,142
1,032,233	Chesapeake Funding LLC 1.99%, 05/15/2029(1)	1,021,629
	CHL Mortgage Pass-Through Trust
883,435	1 mo. USD LIBOR + 0.680%, 2.74%, 03/25/2035(2)	814,874
908,569	3.34%, 11/20/2035(6)	828,268
489,785	3.48%, 09/25/2047(6)	458,467
301,707	3.61%, 03/20/2036(6)	276,828
247,449	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	245,769

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,505,000	Citibank Credit Card Issuance Trust 1 mo. USD LIBOR + 0.620%, 2.70%, 04/22/2026(2)	$2,536,728
365,000	Citigroup Commercial Mortgage Trust 3.62%, 07/10/2047	366,286
	COLT Mortgage Loan Trust
431,637	2.75%, 09/25/2046(1)(6)	430,037
626,589	2.93%, 02/25/2048(1)(6)	623,689
32,416,887	Commercial Mortgage Pass-Through Certificates 0.73%, 02/10/2047(6)(7)	762,594
	Commercial Mortgage Trust
1,590,000	3.10%, 03/10/2046	1,570,533
465,000	3.61%, 06/10/2046(6)	468,064
2,035,000	3.69%, 08/10/2047	2,042,414
2,230,000	3.80%, 08/10/2047	2,256,316
139,169	Conn’s Receivables Funding LLC 2.73%, 07/15/2020(1)(13)	139,136
	Connecticut Avenue Securities
1,150,000	1 mo. USD LIBOR + 2.600%, 4.66%, 05/25/2024(2)	1,222,549
982,418	1 mo. USD LIBOR + 2.900%, 4.96%, 07/25/2024(2)	1,048,504
1,091,282	1 mo. USD LIBOR + 4.300%, 6.36%, 02/25/2025(2)	1,204,379
1,050,000	1 mo. USD LIBOR + 4.400%, 6.46%, 01/25/2024(2)	1,195,147
952,637	1 mo. USD LIBOR + 4.550%, 6.61%, 02/25/2025(2)	1,033,843
1,025,000	1 mo. USD LIBOR + 5.250%, 7.31%, 10/25/2023(2)	1,179,943
	Countrywide Alternative Loan Trust
532,862	1 mo. USD LIBOR + 0.140%, 2.20%, 04/25/2047(2)	504,234
585,458	1 mo. USD LIBOR + 0.800%, 2.86%, 12/25/2035(2)	513,906
20,924	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	20,750
	CSAIL Commercial Mortgage Trust
52,200,089	0.83%, 06/15/2057(6)(7)	2,113,326
14,716,754	0.93%, 04/15/2050(6)(7)	643,718
2,685,022	3.45%, 08/15/2048	2,653,717
	CSMC Trust
1,103,045	3.25%, 04/25/2047(1)(6)	1,074,752
1,838,826	3.50%, 08/25/2043(1)(6)	1,798,960
865,697	DBUBS Mortgage Trust 0.72%, 11/10/2046(1)(6)(7)	10,335
	Deephaven Residential Mortgage Trust
656,168	2.71%, 10/25/2047(1)(6)	650,996
837,802	2.98%, 12/25/2057(1)(6)	831,751
337,023	3.49%, 12/26/2046(1)(6)	336,370
	Enterprise Fleet Financing LLC
1,322,698	2.09%, 02/22/2021(1)	1,318,950
380,405	2.13%, 07/20/2022(1)	378,159
	Fannie Mae Connecticut Avenue Securities
2,820,000	1 mo. USD LIBOR + 2.150%, 4.21%, 10/25/2030(2)	2,824,302
3,000,000	1 mo. USD LIBOR + 2.200%, 4.26%, 08/25/2030(2)	3,014,891
1,280,000	1 mo. USD LIBOR + 2.350%, 4.43%, 01/25/2031(2)(3)	1,287,444
1,041,121	1 mo. USD LIBOR + 3.000%, 5.06%, 07/25/2024(2)	1,114,638
245,000	1 mo. USD LIBOR + 3.550%, 5.61%, 07/25/2029(2)	267,585
900,419	1 mo. USD LIBOR + 4.900%, 6.96%, 11/25/2024(2)	1,030,036
382,648	1 mo. USD LIBOR + 5.000%, 7.06%, 07/25/2025(2)	425,967
924,455	1 mo. USD LIBOR + 5.700%, 7.76%, 04/25/2028(2)	1,076,044
2,520,000	1 mo. USD LIBOR + 6.750%, 8.81%, 08/25/2028(2)	3,046,705
2,525,000	1 mo. USD LIBOR + 6.950%, 9.01%, 08/25/2028(2)	3,001,246
411,986	Finance of America Structured Securities Trust 2.32%, 11/25/2027(1)(6)	411,355
52,848	First Investors Auto Owner Trust 1.53%, 11/16/2020(1)	52,769
679,863	Five Guys Holdings, Inc. 4.60%, 07/25/2047(1)(13)	679,514
542,055	Flagship Credit Auto Trust 1.85%, 07/15/2021(1)	538,682
2,750,000	Ford Credit Auto Owner Trust 2.26%, 11/15/2025(1)	2,738,726

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,566,665	Foursight Capital Automobile Receivables Trust 2.37%, 04/15/2022(1)(13)	$1,557,235
	FREMF Mortgage Trust
1,195,000	3.39%, 07/25/2022(1)(6)	1,166,349
2,875,000	3.57%, 11/25/2047(1)(6)	2,826,461
1,190,000	3.72%, 10/25/2048(1)(6)	1,159,212
3,100,000	3.88%, 02/25/2050(1)(6)	3,015,450
3,090,000	3.97%, 07/25/2049(1)(6)	3,010,269
1,675,000	4.03%, 07/25/2027(1)(6)	1,585,197
	GLS Auto Receivables Trust
633,648	2.67%, 04/15/2021(1)	632,004
172,762	2.73%, 10/15/2020(1)(13)	172,745
465,000	GM Financial Consumer Automobile 2.30%, 06/16/2023(1)	455,658
800,000	GreatAmerica Leasing Receivables Funding LLC 2.06%, 06/22/2020(1)	795,258
	GSAA Home Equity Trust
1,304,803	1 mo. USD LIBOR + 0.080%, 2.14%, 02/25/2037(2)(13)	685,102
1,619,427	1 mo. USD LIBOR + 0.120%, 2.18%, 05/25/2047(2)(13)	1,285,928
1,024,446	1 mo. USD LIBOR + 0.180%, 2.24%, 11/25/2036(2)(13)	505,378
1,555,260	1 mo. USD LIBOR + 0.240%, 2.30%, 11/25/2036(2)(13)	920,576
166,520	GSR Mortgage Loan Trust 3.75%, 05/25/2037(6)	142,399
	HarborView Mortgage Loan Trust
2,037,733	1 mo. USD LIBOR + 0.240%, 2.32%, 12/19/2036(2)	1,886,983
333,543	1 mo. USD LIBOR + 1.000%, 3.06%, 10/25/2037(2)	328,645
195,495	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	195,493
1,065,000	Huntington Auto Trust 1.95%, 06/15/2021	1,063,674
	JP Morgan Mortgage Trust
718,653	3.00%, 09/25/2044(1)(6)	712,282
592,495	3.52%, 11/25/2035(6)	578,363
1,180,811	3.92%, 08/25/2036(6)	1,130,989
161,940	6.00%, 01/25/2037	130,034
66,961,197	JPMBB Commercial Mortgage Securities Trust 0.79%, 09/15/2047(6)(7)	1,751,973
1,708,952	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(4)	1,706,098
	Lendmark Funding Trust
569,000	2.80%, 05/20/2026(1)(13)	562,881
1,135,000	2.83%, 12/22/2025(1)(13)	1,128,650
2,060,000	3.26%, 04/21/2025(1)(13)	2,060,015
1,597,294	Long Beach Mortgage Loan Trust 1 mo. USD LIBOR + 0.620%, 2.68%, 08/25/2033(2)	1,594,837
1,575,000	Mariner Finance Issuance Trust 2.92%, 12/20/2029(1)	1,550,470
	Marlette Funding Trust
385,769	2.36%, 12/15/2024(1)(13)	383,610
955,213	2.61%, 03/15/2028(1)(13)	952,523
590,000	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(6)	576,177
1,380,000	MMAF Equipment Finance LLC 2.41%, 08/16/2024(1)	1,346,636
	Morgan Stanley Bank of America Merrill Lynch Trust
12,778,054	1.08%, 10/15/2048(6)(7)	731,662
2,860,000	3.73%, 05/15/2048	2,872,400
100,000	Morgan Stanley Capital Trust 5.43%, 09/15/2047(1)(6)	103,900
421,410	Morgan Stanley Mortgage Loan Trust 3.16%, 06/25/2037(6)	290,326
254,941	Nationstar HECM Loan Trust 1.97%, 05/25/2027(1)	254,303
	Natixis Commercial Mortgage Securities Trust
1,780,000	1 mo. USD LIBOR + 1.954%, 4.03%, 07/15/2033(1)(2)(3)	1,780,178
800,000	4.32%, 01/15/2043(1)(6)	753,220

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,637,500	4.93%, 06/17/2028(1)(6)	$2,622,814
1,445,000	New Residential Mortgage LLC 4.09%, 07/25/2054(1)	1,445,084
	New Residential Mortgage Loan Trust
493,158	3.25%, 09/25/2056(1)(6)	485,625
1,688,003	3.75%, 11/26/2035(1)(6)	1,687,924
921,368	3.75%, 05/28/2052(1)(6)	920,735
1,748,144	4.00%, 02/25/2057(1)(6)	1,759,111
2,018,738	4.00%, 03/25/2057(1)(6)	2,031,395
1,643,691	4.00%, 04/25/2057(1)(6)	1,652,830
1,926,094	4.00%, 05/25/2057(1)(6)	1,938,402
719,648	4.00%, 12/25/2057(1)(6)	723,316
4,690,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	4,652,419
	NRZ Excess Spread-Collateralized Notes
847,421	3.19%, 01/25/2023(1)	840,550
373,842	3.27%, 02/25/2023(1)	371,748
2,645,000	OneMain Direct Auto Receivables Trust 3.85%, 10/14/2025(1)	2,644,141
	OneMain Financial Issuance Trust
845,000	3.66%, 02/20/2029(1)	849,541
615,000	4.57%, 02/20/2029(1)	621,875
1,695,000	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)(3)	1,694,830
422,431	Pretium Mortgage Credit Partners LLC 3.38%, 01/27/2033(1)(4)	418,531
377,079	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	375,587
	Residential Funding Mortgage Securities, Inc.
110,777	5.75%, 01/25/2036	90,566
120,038	6.00%, 04/25/2037	112,754
153,596	6.00%, 07/25/2037	145,523
1,935,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(6)	1,808,947
1,313,677	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)(13)	1,312,660
	SoFi Consumer Loan Program LLC
377,754	2.20%, 11/25/2026(1)	375,459
500,871	2.50%, 05/26/2026(1)	493,665
1,039,993	2.55%, 02/25/2027(1)	1,035,420
360,187	2.77%, 05/25/2026(1)	357,066
566,318	3.05%, 12/26/2025(1)(13)	564,048
444,394	3.28%, 01/26/2026(1)(13)	443,585
	Springleaf Funding Trust
1,945,316	3.16%, 11/15/2024(1)	1,944,288
3,215,000	3.48%, 05/15/2028(1)	3,214,954
753,000	SPS Servicer Advance Receivables Trust 3.59%, 11/15/2049(1)	743,988
1,263,797	Structured Adjustable Rate Mortgage Loan Trust 4.04%, 06/25/2035(6)	1,156,496
483,903	Structured Asset Mortgage Investments Trust 1 mo. USD LIBOR + 0.230%, 2.29%, 02/25/2036(2)	436,702
944,567	Structured Asset Securities Corp. 5.75%, 06/25/2035	910,662
593,542	TAL Advantage V LLC 2.83%, 02/22/2038(1)	579,127
	Towd Point Mortgage Trust
1,072,511	2.25%, 04/25/2056(1)(6)	1,046,333
919,447	2.25%, 07/25/2056(1)(6)	892,574
2,135,516	2.75%, 04/25/2055(1)(6)	2,096,661
653,938	2.75%, 05/25/2055(1)(6)	644,050
695,130	2.75%, 08/25/2055(1)(6)	678,729
1,543,229	2.75%, 10/25/2056(1)(6)	1,511,921
377,083	2.75%, 04/25/2057(1)(6)	369,643
952,072	3.00%, 03/25/2054(1)(6)	944,078
540,696	3.00%, 01/25/2058(1)(6)	530,553

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	United Auto Credit Securitization Trust
$ 994,227	2.40%, 11/12/2019(1)	$993,287
1,985,000	2.76%, 10/13/2020(1)	1,977,471
1,560,000	US Mortgage Trust 4.49%, 05/12/2038(1)(6)	1,498,714
425,662	Verus Securitization Trust 2.93%, 02/25/2048(1)(6)	420,429
1,571,474	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.420%, 2.48%, 07/25/2044(2)	1,577,155
569,774	Wells Fargo Mortgage Backed Securities Trust 3.74%, 12/28/2037(6)	553,822
	Westlake Automobile Receivables Trust
4,070,000	2.46%, 01/18/2022(1)	4,053,812
1,685,000	3.28%, 12/15/2022(1)	1,672,919
1,830,000	4.40%, 05/17/2021(1)	1,835,516
	WF-RBS Commercial Mortgage Trust
14,736,972	1.29%, 03/15/2047(6)(7)	633,560
915,000	3.07%, 03/15/2045	900,622
875,000	3.72%, 05/15/2047	882,310
395,160	4.10%, 03/15/2047	405,959
200,585	Wheels SPV LLC 1.59%, 05/20/2025(1)	199,801

		196,892,811

	Total Asset & Commercial Mortgage Backed Securities (cost $275,672,287)	$275,437,398

Corporate Bonds - 11.1%
	Bermuda - 0.0%
	Weatherford International Ltd.
285,000	5.95%, 04/15/2042	$211,612
765,000	6.50%, 08/01/2036	600,525
280,000	7.00%, 03/15/2038(13)	226,100

		1,038,237

	Canada - 0.5%
2,600,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(1)	2,492,750
	Bausch Health Cos., Inc.
3,390,000	5.88%, 05/15/2023(1)	3,256,095
3,570,000	6.13%, 04/15/2025(1)	3,346,875
250,000	7.00%, 03/15/2024(1)	265,063
	First Quantum Minerals Ltd.
1,840,000	7.00%, 02/15/2021(1)	1,858,400
520,000	7.25%, 04/01/2023(1)	521,950
1,860,000	Garda World Security Corp. 8.75%, 05/15/2025(1)	1,869,300
2,790,000	goeasy Ltd. 7.88%, 11/01/2022(1)	2,929,807
	MEG Energy Corp.
1,130,000	6.38%, 01/30/2023(1)	1,019,825
1,160,000	6.50%, 01/15/2025(1)	1,141,150
1,170,000	New Gold, Inc. 6.38%, 05/15/2025(1)	1,064,700
2,890,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	2,984,936

		22,750,851

	Cayman Islands - 0.1%
4,900,000	CSN Islands XI Corp. 6.88%, 09/21/2019(5)	4,893,924
1,410,000	Shimao Property Holdings Ltd. 5.20%, 01/30/2025(5)	1,295,820

		6,189,744

	Denmark - 0.3%
10,650,000	Danske Bank A/S 3 mo. USD LIBOR + 0.580%, 2.89%, 09/06/2019(1)(2)	10,690,718

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	France - 0.2%
$ 1,925,000	AXA S.A. 3 mo. USD LIBOR + 1.449%, 6.46%, 12/14/2018(2)(5)(8)	$1,896,125
	BNP Paribas S.A.
765,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(8)	679,894
2,555,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(8)(9)	2,721,075
2,050,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(8)	2,249,875
1,975,000	Societe Generale S.A. 5 year USD Swap + 6.238%, 7.38%, 09/13/2021(2)(5)(8)	2,076,218

		9,623,187

	Germany - 0.5%
EUR 2,240,000	Blitz F18-674 GmbH 6.00%, 07/30/2026(1)	2,635,715
$ 15,250,000	Deutsche Bank AG 3 mo. USD LIBOR + 0.970%, 3.31%, 07/13/2020(2)	15,116,647
EUR 4,520,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 4.00%, 01/15/2025(5)	5,537,314

		23,289,676

	Ireland - 0.1%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
2,450,000	6.75%, 05/15/2024(5)	3,095,045
$ 1,636,000	7.25%, 05/15/2024(1)	1,705,530

		4,800,575

	Italy - 0.1%
	Intesa Sanpaolo S.p.A.
430,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(8)(9)	410,650
EUR 550,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(5)(8)	698,808
	UniCredit S.p.A.
1,525,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(5)(8)	1,796,704
$ 1,435,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(5)(8)	1,384,264

		4,290,426

	Luxembourg - 0.2%
1,845,000	Altice Financing S.A. 7.50%, 05/15/2026(1)	1,796,292
2,080,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)(9)	2,069,600
EUR 2,790,000	ARD Finance S.A. (7.38% PIK) 6.63%, 09/15/2023(10)	3,368,354
$ 235,000	ARD Securities Finance S.a.r.l. (8.75% Cash, 8.75% PIK) 8.75%, 01/31/2023(1)(10)	235,000
1,299,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	1,289,257
EUR 1,666,000	Codere Finance 2 Luxembourg S.A. 6.75%, 11/01/2021(1)(13)	1,876,777

		10,635,280

	Netherlands - 0.4%
$ 1,415,000	Constellium N.V. 5.88%, 02/15/2026(1)	1,393,775
EUR 2,090,000	Diamond (BC) B.V. 5.63%, 08/15/2025(1)	2,249,110
2,565,000	LKQ European Holdings B.V. 3.63%, 04/01/2026(1)	3,014,800
$ 3,430,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	3,099,743
EUR 4,600,000	Volkswagen International Finance N.V. 10 year EUR Swap + 3.370%, 3.88%, 06/14/2027(2)(5)(8)	5,257,982

		15,015,410

	Spain - 0.4%
	Banco Bilbao Vizcaya Argentaria S.A.
$ 3,800,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(8)(9)	3,496,000
EUR 1,000,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(2)(5)(8)	1,198,546

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,200,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(5)(8)	$1,592,071
	Banco de Sabadell S.A.
1,600,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(2)(5)(8)	1,895,563
5,400,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(5)(8)	6,524,447
1,900,000	Banco Santander S.A. 5 year EUR Swap + 5.410%, 6.25%, 03/12/2019(2)(5)(8)	2,260,361
1,800,000	CaixaBank S.A. 5 year EUR Swap + 3.350%, 3.50%, 02/15/2027(2)(5)	2,221,004

		19,187,992

	Sweden - 0.3%
3,580,000	Intrum AB 3.13%, 07/15/2024(1)	3,946,998
$ 7,820,000	Svenska Handelsbanken AB 3 mo. USD LIBOR + 0.490%, 2.80%, 09/06/2019(2)	7,851,613

		11,798,611

	Switzerland - 0.1%
	Credit Suisse Group AG
1,995,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(2)(5)(8)	2,002,481
2,125,000	5 year USD Swap + 4.600%, 7.50%, 07/17/2023(1)(2)(8)	2,186,094
875,000	UBS Group Funding Switzerland AG 5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(5)(8)	913,159

		5,101,734

	United Kingdom - 0.5%
GBP 550,000	Barclays Bank plc 3 mo. GBP LIBOR + 13.400%, 14.00%, 06/15/2019(2)(5)(8)	788,838
$ 7,825,000	Barclays plc 5 year USD Swap + 6.705%, 8.25%, 12/15/2018(2)(8)	7,968,573
6,475,000	BP Capital Markets plc 3 mo. USD LIBOR + 0.630%, 2.97%, 09/26/2018(2)	6,481,993
2,620,000	HSBC Bank plc 6 mo. USD LIBOR + 0.250%, 2.75%, 09/28/2018(2)(8)	2,011,243
	National Westminster Bank plc
EUR 725,000	3 mo. EUR LIBOR + 2.150%, 1.83%, 10/05/2018(2)(8)	830,827
$ 1,270,000	2.81%, 01/11/2019(6)(8)	1,024,636
	Royal Bank of Scotland Group plc
1,000,000	3 mo. USD LIBOR + 2.320%, 4.65%, 09/30/2027(2)(8)	954,500
925,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(8)	998,168
520,000	Tullow Oil plc 6.25%, 04/15/2022(1)	516,100

		21,574,878

	United States - 7.4%
504,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(1)	534,240
	AK Steel Corp.
930,000	7.00%, 03/15/2027(9)	882,338
4,096,000	7.63%, 10/01/2021	4,167,680
680,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(1)(9)	698,700
	APX Group, Inc.
1,405,000	7.63%, 09/01/2023(9)	1,269,207
1,765,000	7.88%, 12/01/2022	1,778,237
2,180,000	AV Homes, Inc. 6.63%, 05/15/2022	2,245,400
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
1,625,000	5.25%, 03/15/2025(1)(9)	1,495,000
2,185,000	5.50%, 04/01/2023(9)	2,152,225
3,321,000	Beacon Roofing Supply, Inc. 6.38%, 10/01/2023	3,437,235
1,650,000	Beazer Homes USA, Inc. 5.88%, 10/15/2027	1,447,875
4,580,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	4,837,625
	Boyd Gaming Corp.

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 930,000	6.38%, 04/01/2026	$950,925
6,820,000	6.88%, 05/15/2023	7,171,639
1,920,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	1,958,400
1,000,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	1,796,410
2,015,000	California Resources Corp. 8.00%, 12/15/2022(1)(9)	1,803,425
460,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(1)	450,800
316,000	CEC Entertainment, Inc. 8.00%, 02/15/2022(9)(13)	279,660
4,090,000	Celgene Corp. 2.25%, 05/15/2019	4,073,367
	Chemours Co.
1,774,000	6.63%, 05/15/2023	1,858,265
2,130,000	7.00%, 05/15/2025	2,279,100
2,345,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,532,600
5,065,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(13)	5,191,625
1,910,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	1,935,021
	Continental Resources, Inc.
1,585,000	3.80%, 06/01/2024	1,556,973
200,000	4.50%, 04/15/2023	203,485
178,000	5.00%, 09/15/2022	180,625
1,424,000	CSC Holdings LLC 10.88%, 10/15/2025(1)	1,651,840
7,270,000	CVS Health Corp. 3 mo. USD LIBOR + 0.720%, 3.05%, 03/09/2021(2)	7,319,039
1,480,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,494,800
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
1,935,000	6.00%, 07/15/2023(1)	1,644,750
3,675,000	6.00%, 02/01/2025(1)	2,949,187
2,570,000	Energy Transfer Equity L.P. 4.25%, 03/15/2023	2,499,325
1,960,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	2,038,400
1,910,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,952,975
	Ferrellgas L.P. / Ferrellgas Finance Corp.
1,336,000	6.50%, 05/01/2021(9)	1,219,100
865,000	6.75%, 01/15/2022	774,175
1,340,000	First Data Corp. 7.00%, 12/01/2023(1)	1,401,975
2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	2,110,325
2,030,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)(9)(13)	1,811,775
1,935,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	1,886,625
435,000	Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 07/31/2019(1)	445,367
7,100,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 1.450%, 3.82%, 05/09/2019(2)	7,157,029
	Genworth Holdings, Inc.
210,000	4.80%, 02/15/2024	185,850
1,425,000	4.90%, 08/15/2023	1,289,625
450,000	7.63%, 09/24/2021	468,000
1,165,000	Goldman Sachs Group, Inc. 2.00%, 04/25/2019	1,159,443
1,785,000	Gray Television, Inc. 5.13%, 10/15/2024(1)(9)	1,713,600

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 220,000	5.88%, 07/15/2026(1)	$215,050
1,800,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,874,250
2,530,000	HCA, Inc. 7.50%, 11/15/2095(9)	2,485,725
946,000	Hertz Corp. 7.38%, 01/15/2021(1)(13)	931,810
585,000	Infor Software Parent LLC (7.13% Cash, 7.88% PIK) 7.13%, 05/01/2021(1)(10)	590,850
1,730,000	Infor U.S., Inc. 6.50%, 05/15/2022	1,751,625
1,233,000	inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50%, 10/01/2024(1)	1,294,650
4,135,000	iStar, Inc. 4.63%, 09/15/2020	4,098,819
1,490,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,538,425
2,835,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	2,962,575
10,400,000	JPMorgan Chase Bank NA 3 mo. USD LIBOR + 0.450%, 2.78%, 09/21/2018(2)	10,403,186
1,500,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,533,750
	Laredo Petroleum, Inc.
1,065,000	5.63%, 01/15/2022	1,063,669
2,095,000	6.25%, 03/15/2023(9)	2,105,475
1,255,000	Lithia Motors, Inc. 5.25%, 08/01/2025(1)	1,198,525
1,690,000	Manitowoc Co., Inc. 12.75%, 08/15/2021(1)	1,867,450
2,550,000	MDC Holdings, Inc. 5.50%, 01/15/2024	2,524,500
1,025,000	MGIC Investment Corp. 5.75%, 08/15/2023	1,056,724
10,055,000	Microchip Technology, Inc. 3.92%, 06/01/2021(1)	10,074,978
3,750,000	Molson Coors Brewing Co. 1.45%, 07/15/2019	3,701,388
1,720,000	Multi-Color Corp. 4.88%, 11/01/2025(1)	1,595,300
2,030,000	National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	2,068,986
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,045,000	6.50%, 08/01/2018	1,045,000
456,000	7.88%, 10/01/2020	465,120
	Navient Corp.
1,002,000	5.50%, 01/25/2023	979,455
165,000	5.63%, 08/01/2033	141,075
386,000	5.88%, 10/25/2024	373,455
2,350,000	6.13%, 03/25/2024	2,314,750
1,735,000	6.50%, 06/15/2022	1,771,869
422,000	7.25%, 09/25/2023	442,045
5,190,000	NextEra Energy Capital Holdings, Inc. 2.30%, 04/01/2019	5,173,034
	Nissan Motor Acceptance Corp.
15,775,000	2.00%, 03/08/2019(1)	15,695,624
15,300,000	3 mo. USD LIBOR + 0.520%, 2.85%, 09/13/2019(1)(2)	15,339,158
	Novelis Corp.
615,000	5.88%, 09/30/2026(1)	589,631
1,700,000	6.25%, 08/15/2024(1)	1,704,250
1,005,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)(9)	1,007,512
	Peabody Energy Corp.
1,975,000	6.00%, 03/31/2022(1)	2,034,250
6,415,000	6.38%, 03/31/2025(1)	6,831,975

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,535,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	$1,448,687
1,190,000	Penske Automotive Group, Inc. 3.75%, 08/15/2020	1,175,125
1,085,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(1)	995,487
	QEP Resources, Inc.
2,965,000	5.25%, 05/01/2023	2,920,525
810,000	5.63%, 03/01/2026(9)	779,625
865,000	Radian Group, Inc. 4.50%, 10/01/2024	839,050
3,070,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,627,100
12,040,000	Reynolds American, Inc. 8.13%, 06/23/2019	12,584,647
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,660,000	5.13%, 07/15/2023(1)	1,650,704
645,000	7.00%, 07/15/2024(1)	653,063
1,915,000	SBA Tower Trust 2.88%, 07/10/2046(1)	1,872,064
	Scientific Games International, Inc.
795,000	6.63%, 05/15/2021	803,944
7,915,000	10.00%, 12/01/2022	8,449,262
1,055,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(1)(9)	978,513
	SM Energy Co.
1,310,000	5.00%, 01/15/2024	1,260,875
265,000	6.13%, 11/15/2022(9)	271,625
1,920,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(1)	1,948,800
610,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(1)(10)	616,741
1,990,000	Springleaf Finance Corp. 6.88%, 03/15/2025	2,019,850
3,720,000	Sprint Corp. 7.63%, 02/15/2025	3,889,744
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3,660,000	4.74%, 03/20/2025(1)	3,632,550
4,660,000	5.15%, 09/20/2029(1)	4,625,050
1,510,000	Staples, Inc. 8.50%, 09/15/2025(1)(9)	1,419,400
3,990,000	Starwood Property Trust, Inc. 3.63%, 02/01/2021(1)	3,895,437
1,410,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,330,687
4,510,000	Tesla, Inc. 5.30%, 08/15/2025(1)(9)	3,991,350
1,150,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	1,115,536
	Time Warner Cable LLC
4,680,000	8.25%, 04/01/2019	4,836,372
4,685,000	8.75%, 02/14/2019	4,828,198
825,000	Tribune Media Co. 5.88%, 07/15/2022	829,125
410,000	TriMas Corp. 4.88%, 10/15/2025(1)	392,575
5,950,000	USG Corp. 4.88%, 06/01/2027(1)	6,054,125
2,015,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	1,989,812
3,050,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	2,821,250
4,015,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(1)	4,150,506

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 4,085,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(1)	$3,972,662
1,126,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	1,114,740
5,265,000	Workday, Inc. 0.25%, 10/01/2022(1)	5,552,606
	WPX Energy, Inc.
624,000	6.00%, 01/15/2022	647,400
900,000	8.25%, 08/01/2023	1,018,170

		320,190,182

	Total Corporate Bonds (cost $487,118,805)	$486,177,501

Escrows - 0.0%
	United States - 0.0%
925,000	Texas Competitive Electric Holdings Co. LLC(11)(12)(13)(14)	$—
15,842	Vistra Energy Corp.(13)	9,980

		9,980

	Total Escrows (cost $—)	$9,980

Foreign Government Obligations - 57.1%
	Australia - 9.7%
	Australia Government Bond
AUD 95,645,000	2.25%, 11/21/2022	$71,098,088
79,070,000	3.00%, 03/21/2047(5)	57,357,716
46,110,000	3.25%, 04/21/2025(5)	35,872,240
20,080,000	3.75%, 04/21/2037(5)	16,609,197
86,525,000	4.75%, 04/21/2027(5)	74,950,972
143,545,000	5.75%, 05/15/2021(5)	117,142,683
56,835,000	5.75%, 07/15/2022(5)	47,901,129

		420,932,025

	Canada - 13.6%
	Canadian Government Bond
CAD 278,910,000	0.75%, 03/01/2021	207,096,866
77,750,000	0.75%, 09/01/2021	57,302,560
175,850,000	1.25%, 09/01/2018	135,128,123
53,810,000	1.50%, 06/01/2023	39,948,501
202,600,000	1.75%, 09/01/2019	155,425,045

		594,901,095

	Denmark - 12.9%
	Denmark Government Bond
DKK 1,231,430,000	0.25%, 11/15/2018	193,698,120
534,425,000	0.25%, 11/15/2020	85,250,958
1,695,600,000	4.00%, 11/15/2019	282,047,177

		560,996,255

	Germany - 1.4%
EUR 52,590,000	Bundesobligation 0.01%, 04/14/2023(5)	62,101,604

	New Zealand - 5.0%
	New Zealand Government Bond
NZD 108,220,000	2.75%, 04/15/2025(5)	75,121,396
30,195,000	2.75%, 04/15/2037(5)	19,620,300
134,900,000	3.00%, 04/20/2029	93,894,753
39,615,000	5.50%, 04/15/2023(5)	31,025,552

		219,662,001

	Norway - 4.4%
	Norway Government Bond
NOK 925,090,000	1.75%, 02/17/2027(1)(5)	112,887,825
583,905,000	2.00%, 05/24/2023(1)(5)	73,191,914
60,000,000	2.00%, 04/26/2028(1)(5)	7,442,850

		193,522,589

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Singapore - 4.1%
		Singapore Government Bond
SGD	78,310,000	1.75%, 04/01/2022	$56,954,296
	78,500,000	2.25%, 06/01/2021	58,072,759
	15,535,000	2.25%, 08/01/2036	10,536,435
	49,385,000	2.63%, 05/01/2028	36,760,418
	21,400,000	2.75%, 03/01/2046	15,288,499

			177,612,407

		South Korea - 5.0%
		Korea Treasury Bond
KRW	60,598,020,000	1.38%, 09/10/2021	52,862,123
	65,782,100,000	2.00%, 09/10/2020	58,731,804
	117,063,040,000	3.00%, 03/10/2023	107,348,582

			218,942,509

		Supranational - 1.0%
MXN	808,460,000	International Finance Corp. 7.75%, 01/18/2030	41,915,296

		Total Foreign Government Obligations (cost $2,512,842,146)	$2,490,585,781

	Senior Floating Rate Interests - 2.9%(15)
		Canada - 0.1%
	$2,383,149	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/16/2024	$2,380,671

		Denmark - 0.1%
EUR	2,332,742	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	2,697,950

		Germany - 0.1%
	$8,125,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 09/30/2025	8,102,169

		Luxembourg - 0.1%
	3,941,083	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.81%, 06/13/2024	3,885,041

		United Kingdom - 0.1%
	6,014,925	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 02/28/2025	5,994,234

		United States - 2.4%
	924,633	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/31/2023	919,909
	2,943,187	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.10%, 10/19/2024	2,937,830
		Asurion LLC
	2,645,000	1 mo. USD LIBOR + 3.000%, 0.00%, 11/03/2024(16)	2,640,742
	765,000	1 mo. USD LIBOR + 6.500%, 0.00%, 08/04/2025(16)	775,679
	2,924,002	1 mo. USD LIBOR + 3.000%, 5.08%, 11/03/2023	2,918,709
	2,806,650	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.42%, 06/24/2024	2,682,989
	2,995,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	3,000,002
	955,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.83%, 03/31/2025	953,806
	1,616,875	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.57%, 12/11/2024	1,619,397
	3,560,021	Clark Equipment Co. 3 mo. USD LIBOR + 2.000%, 4.33%, 05/18/2024	3,556,852
	580,613	Core & Main LP 6 mo. USD LIBOR + 3.000%, 5.25%, 08/01/2024	582,546
	1,065,000	Crown Americas LLC 3 mo. USD LIBOR + 2.000%, 4.08%, 04/03/2025	1,067,130
	1,780,538	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/25/2026	1,777,564
	1,134,300	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.08%, 09/06/2024	1,110,196

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	First Data Corp.
$ 2,289,780	1 mo. USD LIBOR + 2.000%, 4.07%, 07/08/2022	$2,289,505
2,174,386	1 mo. USD LIBOR + 2.000%, 4.07%, 04/26/2024	2,173,364
3,485,000	Flex Acquisition Co., Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 06/29/2025	3,480,644
249,375	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.58%, 03/07/2023	253,896
3,950,150	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.08%, 10/20/2024	3,945,212
3,477,421	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.33%, 08/03/2022	3,476,169
3,075,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	3,071,925
2,427,390	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.33%, 07/01/2022	2,433,459
2,758,088	Lamar Media Corp. 1 mo. USD LIBOR + 1.750%, 3.88%, 03/14/2025	2,760,377
2,753,759	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.32%, 04/04/2021	2,645,894
4,075,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/22/2024	4,080,664
1,167,075	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 5.08%, 01/31/2025	1,169,829
2,420,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 05/29/2025	2,424,840
1,358,175	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 4.33%, 10/31/2024	1,358,175
3,252,150	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.07%, 05/24/2024	3,251,792
6,114,675	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.44%, 03/01/2025	6,065,024
5,076,923	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 11/15/2023	5,070,577
1,132,308	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.31%, 08/21/2024	1,133,848
6,033,946	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.83%, 08/17/2024	6,056,573
4,215,905	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.33%, 05/15/2022	4,213,292
706,696	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	708,463
1,842,372	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.58%, 04/16/2025	1,846,978
3,699,125	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.08%, 08/01/2024	3,695,648
2,530,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 06/19/2025	2,531,594
	Tribune Media Co.
79,474	1 mo. USD LIBOR + 3.000%, 5.08%, 12/27/2020	79,474
990,554	1 mo. USD LIBOR + 3.000%, 5.08%, 01/27/2024	989,316
3,766,538	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.33%, 05/16/2024	3,754,296
3,124,875	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.05%, 11/29/2024	3,159,061

		104,663,240

	Total Senior Floating Rate Interests (cost $127,925,140)	$127,723,305

U.S. Government Agencies - 0.7%
	United States - 0.7%
	FHLMC - 0.3%
$ 1,025,000	1 mo. USD LIBOR + 4.500%, 6.56%, 02/25/2024(2)	$1,188,316
3,120,000	1 mo. USD LIBOR + 2.500%, 4.56%, 03/25/2030(2)	3,241,666
2,775,000	1 mo. USD LIBOR + 4.750%, 6.81%, 12/25/2029(2)	3,043,416
975,000	1 mo. USD LIBOR + 2.450%, 4.51%, 12/25/2042(2)	1,004,977
3,000,000	1 mo. USD LIBOR + 2.300%, 4.36%, 09/25/2030(2)	3,009,037

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 3,690,853	1.72%, 09/25/2041(6)(7)	$272,515
6,087,872	2.21%, 01/25/2042(6)(7)	627,380
11,435,000	2.02%, 02/25/2041(6)(7)	556,334
	FNMA - 0.0%
3,314,133	5.50%, 09/25/2044(7)(13)	759,187

	GNMA - 0.0%
3,425,183	5.00%, 07/16/2047(7)	753,498

		14,456,326

	SLM Student Loan Trust - 0.4%
	Nelnet Student Loan Trust
1,930,989	3 mo. USD LIBOR + 0.350%, 2.69%, 03/25/2026(1)(2)	1,904,066
2,032,393	3 mo. USD LIBOR + 1.480%, 3.82%, 04/25/2024(2)(13)	2,042,498
1,257,641	3 mo. USD LIBOR + 1.650%, 3.98%, 11/25/2024(2)	1,274,942
	SLC Student Loan Trust
1,000,000	3 mo. USD LIBOR + 0.900%, 3.24%, 06/15/2021(2)(13)	1,004,312
444,797	1 mo. USD LIBOR + 0.650%, 2.71%, 05/26/2026(2)(13)	441,479
1,128,069	3 mo. USD LIBOR + 0.750%, 3.09%, 04/25/2023(2)	1,127,718
3,767,378	3 mo. USD LIBOR + 1.500%, 3.84%, 04/25/2023(2)	3,833,791
2,990,322	3 mo. USD LIBOR + 1.700%, 4.04%, 07/25/2023(2)	3,064,028

		14,692,834

	Total U.S. Government Agencies (cost $28,793,643)	$29,149,160

U.S. Government Securities - 12.0%
	United States - 12.0%
	U.S. Treasury Bonds - 0.9%
$ 46,045,000	0.00%, 08/15/2045(17)(18)	$20,122,279
38,200,000	0.00%, 11/15/2045(17)(18)	16,587,719

		36,709,998

	U.S. Treasury Notes - 11.1%
214,812,790	0.13%, 04/15/2022(19)	208,867,734
65,795,000	1.00%, 09/30/2019(20)	64,661,578
19,865,000	1.25%, 01/31/2019(20)	19,769,555
196,165,000	1.38%, 04/30/2020(20)	191,919,868

		485,218,735

		521,928,733

	Total U.S. Government Securities (cost $527,292,518)	$521,928,733

Convertible Bonds - 0.3%
	Commercial Services - 0.0%
1,600,000	Cardtronics, Inc. 1.00%, 12/01/2020(13)	$1,499,834

	Media - 0.1%
2,525,000	DISH Network Corp. 3.38%, 08/15/2026	2,293,849

	Oil & Gas - 0.0%
1,155,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(14)	1,502

	Semiconductors - 0.1%
	Microchip Technology, Inc.
435,000	1.63%, 02/15/2025	782,547
392,000	1.63%, 02/15/2027	466,847
450,000	2.25%, 02/15/2037(13)	548,219

		1,797,613

	Software - 0.1%
2,727,000	Guidewire Software, Inc. 1.25%, 03/15/2025	2,710,161
720,000	Servicenow, Inc. 0.00%, 06/01/2022(13)(17)	989,258

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 1,959,000	Western Digital Corp. 1.50%, 02/01/2024(1)(9)		$1,917,189

			5,616,608

	Total Convertible Bonds (cost $12,502,415)		$11,209,406

Preferred Stocks - 0.0%
	United States - 0.0%
21,100	GMAC Capital Trust Class 2 3 mo. USD LIBOR + 5.785%, 8.13%(2)		$560,627

	Total Preferred Stocks (cost $552,899)		$560,627

	Total Long-Term Investments (cost $3,975,398,513)		$3,943,254,711

Short-Term Investments - 10.3%
	Foreign Government Obligations - 1.5%
EUR 54,000,000	French Treasury Bill 0.59%, 08/15/2018(5)(21)		$63,153,800

	Other Investment Pools & Funds - 8.2%
	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class,
356,849,226	1.82%(22)		356,849,226

	Securities Lending Collateral - 0.6%
1,402,673	Citibank NA DDCA, 1.91%, 8/1/2018(22)		1,402,673
14,420,621	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(22)		14,420,621
5,776,436	Invesco Government & Agency Portfolio, 1.81%(22)		5,776,436
2,977,560	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(22)		2,977,560
3,476,173	Western Asset Institutional Government Class A Fund, 1.76%(22)		3,476,173

			28,053,463

	Total Short-Term Investments (cost $450,163,186)		$448,056,489

	Total Investments Excluding Purchased Options (cost $4,425,561,699)	100.7%	$4,391,311,200
	Total Purchased Options (cost $4,363,245)	0.1%	$3,713,112

	Total Investments (cost $4,429,924,944)	100.8%	$4,395,024,312
	Other Assets and Liabilities	(0.8)%	(35,127,941)

	Total Net Assets	100.0%	$4,359,896,371

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $603,950,486, which represented 13.9% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,763,816 at July 31, 2018.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(5)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $842,497,411, which represented 19.3% of total net assets.

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Securities disclosed are interest-only strips.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Investment valued using significant unobservable inputs.
(12)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(13)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $33,309,781, which represented 0.8% of total net assets.

(14)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(15)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2018.

(16)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(17)	Security is a zero-coupon bond.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(19)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(21)	The rate shown represents current yield to maturity.
(22)	Current yield as of period end.

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Months USD-LIBOR- BBA Interest Rate Swap Expiring 05/06/2057(1)	JPM	2.38%		05/04/27	USD	12,000,000	12,000,000	$1,116,198	$1,272,000	$(155,802)
Puts
3 Months USD-LIBOR- BBA Interest Rate Swap Expiring 05/06/2057(1)	JPM	2.38%		05/04/27	USD	12,000,000	12,000,000	$2,548,422	$2,496,000	$52,422
6 Months JPY-LIBOR- BBA Interest Rate Swap Expiring 11/26/2038(1)	JPM	0.93%	Pay	11/21/18	JPY	1,100,450,000	1,100,450,000	24,355	247,804	(223,449)
CDX.NA.IG.30 Credit Default Swap Expiring 06/20/2023(1)	MSC	67.50%	Receive	08/15/18	USD	206,810,000	206,810,000	24,137	347,441	(323,304)

Total Puts							1,319,260,000	$2,596,914	$3,091,245	$(494,331)

Total purchased swaption contracts							1,331,260,000	$3,713,112	$4,363,245	$(650,133)

(1)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $3,713,112, which represented 0.1% of total net assets.

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Puts
CDX.NA.IG.30 Credit Default Swap Expiring 06/20/2023	MSC		90.00	USD	08/15/18 USD	(206,810,000)	$(2,674)	$(99,269)	$96,595

Total written swaption contracts						(206,810,000)	$(2,674)	$(99,269)	$96,595

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
90-Day Euro Future	831	03/18/2019	$201,870,675	$(195,166)
Australian 3-Year Bond Future	2,646	09/17/2018	218,702,097	156,310
Australian 10-Year Bond Future	3,085	09/17/2018	296,146,624	(454,285)
Euro-BOBL Future	476	09/06/2018	73,255,517	(146,251)
Euro-OAT Future	23	09/06/2018	4,134,576	50,715
Euro-Schatz Future	234	09/06/2018	30,620,329	(23,573)
U.S. Treasury Long Bond Future	55	09/19/2018	7,863,281	55,661

Total				$(556,589)

Short position contracts:
90-Day Euro Future	830	03/16/2020	$201,129,750	$269,611
Canadian Government 10-Year Bond Future	795	09/19/2018	82,363,186	1,304,269
Euro-BTP Future	176	09/06/2018	26,199,052	143,738
Euro-BUXL 30-Year Bond Future	20	09/06/2018	4,106,757	21,860
Euro-Bund Future	381	09/06/2018	71,987,497	363,558
Long Gilt Future	569	09/26/2018	91,622,416	698,619
U.S. Treasury 2-Year Note Future	796	09/28/2018	168,254,500	1,398
U.S. Treasury 5-Year Note Future	10,601	09/28/2018	1,199,238,125	3,193,484
U.S. Treasury 10-Year Note Future	2,712	09/19/2018	323,872,125	106,665
U.S. Treasury Ultra Bond Future	193	09/19/2018	30,282,906	4,848

Total				$6,108,050

Total futures contracts				$5,551,461

OTC Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
Banco Santander S.A.	BNP	EUR	4,370,000	(1.00%)	06/20/23	Quarterly	$—	$(74,813)	$(113,346)	$(38,533)
Banco Santander S.A.	BNP	EUR	6,880,000	(1.00%)	06/20/23	Quarterly	—	(117,785)	(178,449)	(60,664)
CMBX.NA.A.7	JPM	USD	1,645,000	(2.00%)	01/17/47	Monthly	60,770	—	2,690	(58,080)
CMBX.NA.AS.7	CSI	USD	1,505,000	(1.00%)	01/17/47	Monthly	26,161	—	(26,563)	(52,724)
General Electric Co.	CBK	USD	2,345,000	(1.00%)	06/20/25	Quarterly	13,863	—	(2,976)	(16,839)
Tesco plc	BCLY	EUR	15,550,000	(1.00%)	06/20/23	Quarterly	—	(43,472)	(51,129)	(7,657)
Wind Tre S.p.A.	BCLY	EUR	2,420,000	(5.00%)	06/20/23	Quarterly	—	(290,297)	(268,095)	22,202
Wind Tre S.p.A.	GSC	EUR	3,385,000	(5.00%)	06/20/23	Quarterly	—	(390,676)	(374,999)	15,677

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total							$100,794	$(917,043)	$(1,012,867)	$(196,618)

Sell protection:
Tesla, Inc.	GSC	USD	2,060,000	1.00%	06/20/21	Quarterly	$—	$(218,139)	$(244,909)	$(26,770)

Total traded indices							$100,794	$(1,135,182)	$(1,257,776)	$(223,388)

Credit default swaps on single-name issues:
Buy protection:
American Axle & Manufacturing Holdings, Inc.	JPM	USD	7,440,000	(5.00%)	06/20/23	Quarterly	$—	$(638,340)	$(660,259)	$(21,919)
Cox Communications, Inc.	BCLY	USD	4,050,000	(1.00%)	06/20/23	Quarterly	—	(47,057)	(75,962)	(28,905)
Dell, Inc	JPM	USD	7,230,000	(1.00%)	06/20/23	Quarterly	449,901	—	334,519	(115,382)
General Electric Co.	CBK	USD	3,660,000	(1.00%)	06/20/25	Quarterly	32,558	—	(4,645)	(37,203)
Ineos Group Holdings S.A.	GSC	EUR	5,820,000	(5.00%)	06/20/23	Quarterly	—	(988,551)	(993,866)	(5,315)
International Business Machines Corp.	BOA	USD	3,980,000	(1.00%)	06/20/23	Quarterly	—	(123,134)	(132,791)	(9,657)
Kohl’s Corp.	MSC	USD	1,850,000	(1.00%)	06/20/23	Quarterly	26,592	—	10,071	(16,521)
Kohl’s Corp.	JPM	USD	8,260,000	(1.00%)	06/20/23	Quarterly	125,850	—	44,966	(80,884)
Macy’s, inc.	CBK	USD	8,580,000	(1.00%)	06/20/23	Quarterly	363,432	—	185,874	(177,558)
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)	03/20/20	Quarterly	35,616	—	(35,023)	(70,639)
Omnicom Group	GSC	USD	8,030,000	(1.00%)	06/20/23	Quarterly	—	(144,398)	(135,093)	9,305
Target Corp.	JPM	USD	8,000,000	(1.00%)	06/20/23	Quarterly	—	(199,014)	(231,016)	(32,002)
Uniti Group, Inc./Uniti Group Finance, Inc.	JPM	USD	3,040,000	(5.00%)	06/20/23	Quarterly	198,866	—	232,628	33,762
Verizon Communications, Inc.	CBK	USD	4,040,000	(1.00%)	06/20/23	Quarterly	—	(67,114)	(75,560)	(8,446)
Wester Union Co.	GSC	USD	8,290,000	(1.00%)	06/20/23	Quarterly	144,273	—	53,076	(91,197)
Wind Tre S.p.A.	BOA	EUR	1,455,000	(5.00%)	06/20/23	Quarterly	—	(10,663)	(161,148)	(150,485)
Windstream Services LLC	BCLY	USD	1,680,000	(5.00%)	06/20/23	Quarterly	657,332	—	723,189	65,857

Total							$2,034,420	$(2,218,271)	$(921,040)	$(737,189)

Credit default swaps on single-name issues:
Sell protection:
CalAtlantic Group, Inc.	JPM	USD	4,230,000	5.00%	12/20/22	Quarterly	$638,390	$—	$668,214	$29,824
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%	03/20/20	Quarterly	54,134	—	111,369	57,235
Liberty Interactive LLC	BCLY	USD	850,000	5.00%	03/20/20	Quarterly	27,817	—	66,431	38,614

Total							$720,341	$—	$846,014	$125,673

Total single-name issues							$2,754,761	$(2,218,271)	$(75,026)	$(611,516)

Total OTC contracts							$2,855,555	$(3,353,453)	$(1,332,802)	$(834,904)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX.XOV.29.V1	EUR 26,017,500	(5.00%)	06/20/23	Quarterly	$(2,686,186)	$(3,047,630)	$(361,444)

Total					$(2,686,186)	$(3,047,630)	$(361,444)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2018

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
CBK	3 Mo. SEK STIBOR	0.38% Fixed	SEK	149,845,000	03/20/22	Annual	$—	$—	$1,631	$1,631
DEUT	3 Mo. NZD Bank Bill	2.31% Fixed	NZD	26,605,000	03/20/22	Semi- Annual	—	—	(66,762)	(66,762)

Total							$—	$—	$(65,131)	$(65,131)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
7.99% Fixed	1 Mo. MXN TIIE	MXN	1,003,955,000	09/16/20	Monthly	$22,179	$—	$127,232	$105,053
1.83% Fixed	3 Mo. CAD CDOR	CAD	24,589,000	09/18/22	Semi-Annual	—	—	468,672	468,672
2.21% Fixed	3 Mo. CAD CDOR	CAD	19,060,000	09/21/27	Semi-Annual	—	—	397,764	397,764
2.46% Fixed	3 Mo. CAD CDOR	CAD	18,935,000	09/19/23	Semi-Annual	—	(2,824)	121,765	124,589
2.61% Fixed	3 Mo. CAD CDOR	CAD	8,910,000	09/19/28	Semi-Annual	—	(11,469)	88,498	99,967
3 Mo. SEK STIBOR	0.81% Fixed	SEK	228,460,000	09/19/23	Quarterly	—	(43,514)	319,145	362,659
3 Mo. SEK STIBOR	1.51% Fixed	SEK	52,545,000	09/19/28	Quarterly	—	(9,353)	147,770	157,123
2.42% Fixed	3 Mo. USD LIBOR	USD	19,099,000	09/18/22	Semi-Annual	—	—	342,398	342,398
2.64% Fixed	3 Mo. USD LIBOR	USD	13,600,000	03/16/27	Semi-Annual	—	—	237,214	237,214
2.86% Fixed	3 Mo. USD LIBOR	USD	14,800,000	09/19/23	Semi-Annual	—	(8,951)	90,825	99,776
2.95% Fixed	3 Mo. USD LIBOR	USD	7,020,000	09/19/28	Semi-Annual	—	(19,915)	54,042	73,957
3 Mo. USD LIBOR	7.71% Fixed	ZAR	1,465,970,000	09/18/20	Quarterly	81,220	—	255,496	174,276
3 Mo. USD LIBOR	3.12% Fixed	USD	216,075,000	06/19/21	Quarterly	—	—	228,279	228,279
3 Mo. USD LIBOR	3.08% Fixed	USD	216,070,000	06/19/21	Quarterly	—	—	56,338	56,338
3 Mo. USD LIBOR	3.03% Fixed	USD	215,925,000	06/19/21	Quarterly	189,966	—	(158,988)	(348,954)
3 Mo. USD LIBOR	2.90% Fixed	NZD	160,450,000	09/16/22	Quarterly	51,794	—	301,718	249,924
3 Mo. USD LIBOR	3.03% Fixed	USD	23,925,000	11/15/43	Quarterly	71,149	—	(136,973)	(208,122)
3.12% Fixed	3 Mo. USD LIBOR	USD	48,475,000	06/19/29	Semi-Annual	—	(259,193)	(177,482)	81,711
3.18% Fixed	3 Mo. USD LIBOR	USD	48,620,000	06/19/29	Semi-Annual	—	—	(453,567)	(453,567)
3.21% Fixed	3 Mo. USD LIBOR	USD	48,620,000	06/19/29	Semi-Annual	—	—	(573,319)	(573,319)

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

8.10% Fixed	3 Mo. ZAR JIBAR	ZAR	200,690,000	09/19/28	Quarterly	$325,018	$—	$11,167	$(313,851)
3 Mo.NZD Bank Bill	2.90% Fixed	NZD	467,120,000	12/18/21	Semi-Annual	384,307	—	2,207,484	1,823,177
3 Mo.NZD Bank Bill	2.75% Fixed	NZD	142,960,000	12/18/21	Quarterly	—	(24,539)	398,996	423,535
3 Mo.NZD Bank Bill	2.88% Fixed	NZD	40,640,000	09/19/23	Quarterly	—	—	372,784	372,784
3 Mo.NZD Bank Bill	3.31% Fixed	NZD	9,720,000	09/19/28	Quarterly	5,797	—	139,122	133,325
2.76% Fixed	6 Mo. AUD BBSW	AUD	18,695,000	09/19/23	Semi-Annual	1,814	—	(142,064)	(143,878)
0.00% Fixed	6 Mo. EUR EURIBOR	EUR	—	09/19/28	Annual	—	—	—	0
6 Mo. EUR EURIBOR	1.09% Fixed	GBP	834,570,000	06/19/20	Maturity	1,510,506	—	1,135,463	(375,043)
6 Mo. EUR EURIBOR	0.62% Fixed	EUR	16,558,000	09/18/22	Annual	—	—	145,765	145,765
6 Mo. EUR EURIBOR	0.62% Fixed	EUR	22,555,000	09/19/23	Semi-Annual	2,606	—	325,766	323,160
6 Mo. EUR EURIBOR	0.00% Fixed	EUR	—	03/21/28	Annual	—	—	—	0
6 Mo. EUR EURIBOR	1.19% Fixed	EUR	5,135,000	09/19/28	Semi-Annual	605	—	120,372	119,767
1.28% Fixed	6 Mo. GBP LIBOR	GBP	14,450,000	03/20/22	Semi-Annual	—	—	49,005	49,005
1.48% Fixed	6 Mo. GBP LIBOR	GBP	10,230,000	09/19/23	Semi-Annual	—	(1,350)	(47,180)	(45,830)
1.56% Fixed	6 Mo. GBP LIBOR	GBP	10,760,000	03/15/28	Semi-Annual	—	—	151,900	151,900
1.68% Fixed	6 Mo. GBP LIBOR	GBP	4,725,000	09/19/28	Semi-Annual	—	(3,271)	(42,625)	(39,354)
0.00% Fixed	6 Mo. JPY LIBOR	JPY	1,823,130,000	03/20/22	Semi-Annual	—	—	120,984	120,984
0.34% Fixed	6 Mo. JPY LIBOR	JPY	656,795,000	09/19/28	Semi-Annual	4,917	—	5,390	473
2.70% Fixed	6 Mo. NOK NIBOR	NOK	125,440,000	09/20/28	Annual	—	—	(55,725)	(55,725)
6 Mo. NOK NIBOR	1.80% Fixed	NOK	166,100,000	09/18/22	Annual	—	—	(141,552)	(141,552)
6 Mo. NOK NIBOR	2.13% Fixed	NOK	228,645,000	09/19/23	Semi-Annual	—	(11,396)	209,592	220,988
6 Mo. NOK NIBOR	2.36% Fixed	NOK	54,105,000	09/19/28	Semi-Annual	—	(42,062)	48,998	91,060

Total						$2,651,878	$(437,837)	$6,750,469	$4,536,428

Foreign Currency Contracts Outstanding at July 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
258,363,000	AUD	191,421,147	USD	DEUT	08/03/18	$534,016	$—
129,182,000	AUD	95,614,057	USD	BOA	08/03/18	363,895	—
129,182,000	AUD	95,646,353	USD	BNP	08/03/18	331,600	—
21,700,000	AUD	16,016,379	USD	MSC	08/03/18	106,003	—
8,019,000	AUD	5,937,268	USD	BNP	08/03/18	20,584	—
1,712,000	AUD	1,252,852	USD	JPM	08/03/18	19,108	—
5,795,000	AUD	4,291,163	USD	JPM	08/03/18	14,331	—
2,630,000	AUD	1,944,412	USD	BCLY	08/03/18	9,591	—
3,515,000	AUD	2,609,779	USD	DEUT	08/03/18	1,750	—
20,107,000	AUD	14,888,671	USD	BNP	09/06/18	52,555	—
2,337,000	AUD	1,731,509	USD	JPM	09/06/18	5,082	—
5,000,000	BRL	1,285,347	USD	BCLY	08/02/18	46,515	—
7,385,000	BRL	1,942,526	USD	SCB	08/02/18	24,634	—
16,360,000	BRL	4,356,974	USD	SCB	08/02/18	879	—
11,360,000	BRL	3,059,669	USD	DEUT	08/02/18	—	(33,679)
23,745,000	BRL	6,376,636	USD	SCB	09/05/18	—	(77,016)
798,351,000	CAD	613,078,636	USD	TDB	08/03/18	666,573	—
1,365,000	CAD	1,028,307	USD	CBK	08/03/18	21,058	—
2,565,000	CAD	1,951,960	USD	JPM	08/03/18	19,925	—
1,401,000	CAD	1,060,593	USD	CBK	08/03/18	16,448	—
1,364,000	CAD	1,033,177	USD	JPM	08/03/18	15,420	—
1,667,000	CAD	1,269,001	USD	JPM	08/03/18	12,532	—
909,000	CAD	687,974	USD	CBK	08/03/18	10,834	—
1,667,000	CAD	1,271,133	USD	JPM	08/03/18	10,400	—
2,256,000	CHF	2,272,872	USD	MSC	08/03/18	6,133	—
1,090,000	CHF	1,102,424	USD	MSC	08/03/18	—	(1,309)
2,114,700,000	CLP	3,243,266	USD	HSBC	08/03/18	72,815	—

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,399,600,000	CLP	2,147,779	USD	GSC	08/03/18	$46,947	$—
389,600,000	CLP	610,037	USD	CBK	09/06/18	1,255	—
12,924,000	CNH	1,929,560	USD	GSC	09/19/18	—	(32,663)
23,019,000	CNH	3,472,286	USD	BCLY	09/19/18	—	(93,714)
529,800,000	COP	182,595	USD	CBK	08/03/18	672	—
2,514,400,000	COP	870,035	USD	BCLY	08/03/18	—	(259)
2,497,800,000	COP	871,528	USD	JPM	08/03/18	—	(7,495)
23,960,000	CZK	1,079,425	USD	GSC	08/03/18	16,235	—
16,520,000	CZK	745,672	USD	MSC	08/03/18	9,766	—
23,960,000	CZK	1,091,467	USD	GSC	08/03/18	4,193	—
20,000	CZK	909	USD	CBK	08/03/18	5	—
23,820,000	CZK	1,090,060	USD	MSC	08/03/18	—	(802)
28,620,000	CZK	1,312,242	USD	CBK	09/06/18	—	(1,710)
2,399,854,000	DKK	377,513,607	USD	MSC	08/03/18	—	(836,327)
73,957,000	EUR	86,122,409	USD	JPM	08/03/18	377,900	—
55,467,000	EUR	64,549,888	USD	JPM	08/03/18	324,466	—
5,559,000	EUR	6,459,352	USD	CBK	08/03/18	42,469	—
2,977,000	EUR	3,454,285	USD	CBK	08/03/18	27,622	—
5,548,000	EUR	6,471,004	USD	CBK	08/03/18	17,952	—
2,597,000	EUR	3,019,654	USD	JPM	08/03/18	17,804	—
2,407,000	EUR	2,804,518	USD	CBK	08/03/18	10,715	—
925,000	EUR	1,075,122	USD	JPM	08/03/18	6,761	—
2,406,000	EUR	2,807,571	USD	JPM	08/03/18	6,493	—
1,112,000	EUR	1,295,056	USD	CBK	08/03/18	5,543	—
1,480,000	EUR	1,726,547	USD	CBK	08/03/18	4,465	—
1,107,000	EUR	1,291,058	USD	JPM	08/03/18	3,693	—
1,107,000	EUR	1,291,081	USD	JPM	08/03/18	3,669	—
1,107,000	EUR	1,291,730	USD	JPM	08/03/18	3,021	—
2,407,000	EUR	2,812,851	USD	SSG	08/03/18	2,382	—
1,107,000	EUR	1,293,103	USD	JPM	08/03/18	1,647	—
886,000	EUR	1,035,243	USD	JPM	08/03/18	1,025	—
929,000	EUR	1,087,725	USD	BCLY	08/03/18	—	(1,164)
1,110,000	EUR	1,300,112	USD	JPM	08/03/18	—	(1,853)
1,110,000	EUR	1,301,514	USD	JPM	08/03/18	—	(3,255)
1,107,000	EUR	1,302,188	USD	JPM	08/03/18	—	(7,438)
6,493,000	EUR	7,603,128	USD	JPM	08/03/18	—	(8,897)
5,548,000	EUR	6,502,789	USD	CBK	08/03/18	—	(13,833)
5,559,000	EUR	6,519,339	USD	CBK	08/03/18	—	(17,518)
18,379,000	EUR	21,517,490	USD	HSBC	08/03/18	—	(21,362)
36,758,000	EUR	43,053,469	USD	HSBC	08/03/18	—	(61,212)
51,425,000	EUR	60,249,530	USD	MSC	08/03/18	—	(102,710)
37,302,000	EUR	43,971,113	USD	CBK	08/03/18	—	(342,592)
696,000	EUR	815,992	USD	SSG	08/31/18	—	(189)
11,115,000	EUR	12,988,444	USD	CBK	09/06/18	45,350	—
5,190,000	EUR	6,095,655	USD	MSC	09/06/18	—	(9,700)
981,000	GBP	1,277,391	USD	JPM	08/03/18	10,376	—
2,953,000	GBP	3,866,496	USD	JPM	08/03/18	9,931	—
2,776,000	GBP	3,636,560	USD	DEUT	08/03/18	7,518	—
1,148,000	GBP	1,504,549	USD	CBK	08/03/18	2,440	—
656,000	GBP	860,088	USD	JPM	08/03/18	1,048	—
328,000	GBP	430,084	USD	JPM	08/03/18	485	—
164,000	GBP	215,042	USD	JPM	08/03/18	242	—
645,000	GBP	848,323	USD	JPM	08/03/18	—	(1,626)
967,000	GBP	1,271,021	USD	JPM	08/03/18	—	(1,632)
1,961,000	GBP	2,590,469	USD	JPM	08/03/18	—	(16,249)
1,179,000	GBP	1,549,556	USD	CBK	08/31/18	3	—
2,219,000	GBP	2,910,929	USD	DEUT	09/06/18	6,216	—
858,200,000	HUF	3,036,526	USD	JPM	08/03/18	92,829	—
302,800,000	HUF	1,084,916	USD	GSC	08/03/18	19,219	—
128,370,000	HUF	456,514	USD	SCB	08/03/18	11,577	—
239,200,000	HUF	867,354	USD	JPM	08/03/18	4,869	—
298,800,000	HUF	1,089,890	USD	GSC	08/03/18	—	(341)
1,525,970,000	HUF	5,574,721	USD	CBK	09/06/18	2,118	—
128,496,000,000	IDR	8,932,638	USD	GSC	08/03/18	—	(24,461)
66,104,000,000	IDR	4,592,150	USD	CSFB	09/06/18	—	(27,682)

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

282,890,000	INR	4,113,567	USD	DEUT	08/03/18	$9,604	$—
817,837,000	INR	11,913,139	USD	BCLY	08/03/18	6,976	—
89,250,000	INR	1,295,638	USD	MSC	08/03/18	5,197	—
359,430,000	INR	5,218,509	USD	SCB	09/06/18	—	(1,572)
214,900,000	JPY	1,912,055	USD	CBK	08/03/18	10,240	—
192,500,000	JPY	1,733,422	USD	CIBC	08/03/18	—	(11,497)
142,135,000	JPY	1,286,037	USD	JPM	08/03/18	—	(14,630)
170,606,000	JPY	1,544,779	USD	JPM	08/03/18	—	(18,697)
333,700,000	JPY	3,032,936	USD	RBC	08/03/18	—	(47,968)
1,912,870,000	JPY	17,176,582	USD	JPM	08/03/18	—	(65,835)
1,882,727,000	JPY	17,087,831	USD	JPM	08/03/18	—	(246,716)
2,340,463,000	JPY	21,199,904	USD	JPM	08/03/18	—	(264,310)
2,340,463,000	JPY	21,200,038	USD	JPM	08/03/18	—	(264,444)
2,353,820,000	JPY	21,355,265	USD	HSBC	08/03/18	—	(300,192)
2,340,463,000	JPY	21,283,233	USD	JPM	08/03/18	—	(347,639)
48,624,166,000	JPY	440,216,577	USD	CBA	08/03/18	—	(5,270,250)
21,687,000	JPY	195,768	USD	NOM	08/31/18	—	(1,401)
21,686,000	JPY	195,807	USD	CBA	08/31/18	—	(1,449)
45,339,300,000	JPY	409,188,379	USD	ANZ	09/06/18	—	(2,677,615)
2,113,370,000	KRW	1,883,087	USD	DEUT	08/03/18	6,207	—
1,232,430,000	KRW	1,101,973	USD	MSC	08/03/18	—	(215)
1,935,970,000	KRW	1,736,218	USD	SCB	08/03/18	—	(5,514)
244,222,992,000	KRW	218,544,064	USD	DEUT	08/03/18	—	(215,468)
4,078,570,000	KRW	3,651,361	USD	DEUT	09/06/18	—	(2,417)
222,763,000	MXN	11,293,435	USD	RBC	08/03/18	652,962	—
37,140,000	MXN	1,836,846	USD	CBK	08/03/18	154,908	—
1,374,963,000	MXN	73,732,465	USD	RBC	08/03/18	4,434	—
28,310,000	MXN	1,518,288	USD	DEUT	09/06/18	—	(8,887)
1,191,526,000	NOK	145,577,758	USD	HSBC	08/03/18	520,903	—
23,030,000	NOK	2,797,013	USD	CBK	08/03/18	26,805	—
17,560,000	NOK	2,141,276	USD	JPM	08/03/18	11,839	—
21,100,000	NOK	2,575,526	USD	JPM	08/03/18	11,645	—
10,566,000	NOK	1,289,566	USD	BCLY	08/03/18	5,981	—
8,780,000	NOK	1,070,967	USD	JPM	08/03/18	5,591	—
14,079,000	NOK	1,722,506	USD	JPM	08/03/18	3,787	—
10,513,000	NOK	1,285,567	USD	JPM	08/03/18	3,481	—
8,780,000	NOK	1,075,260	USD	JPM	08/03/18	1,298	—
11,030,000	NOK	1,351,710	USD	CBK	08/03/18	731	—
6,081,000	NOK	748,364	USD	JPM	08/03/18	—	(2,744)
14,017,000	NOK	1,729,278	USD	JPM	08/03/18	—	(10,587)
18,244,000	NOK	2,253,449	USD	JPM	08/03/18	—	(16,466)
1,669,509,000	NOK	205,311,255	USD	MSC	08/03/18	—	(604,828)
48,448,000	NOK	5,966,245	USD	MSC	09/06/18	—	(17,367)
339,491,000	NZD	231,193,371	USD	MSC	08/03/18	203,718	—
34,625,000	NZD	23,547,677	USD	BNP	08/03/18	52,726	—
23,205,000	NZD	15,777,474	USD	GSC	08/03/18	39,056	—
1,825,000	NZD	1,222,823	USD	JPM	08/03/18	21,097	—
2,715,000	NZD	1,830,664	USD	DEUT	08/03/18	19,880	—
2,715,000	NZD	1,830,886	USD	JPM	08/03/18	19,658	—
1,532,000	NZD	1,025,980	USD	CBK	08/03/18	18,231	—
1,825,000	NZD	1,228,137	USD	JPM	08/03/18	15,783	—
1,536,000	NZD	1,031,994	USD	BCLY	08/03/18	14,943	—
1,521,000	NZD	1,022,946	USD	JPM	08/03/18	13,768	—
2,879,000	NZD	1,949,097	USD	JPM	08/03/18	13,229	—
2,240,000	NZD	1,515,022	USD	JPM	08/03/18	11,762	—
1,825,000	NZD	1,235,549	USD	JPM	08/03/18	8,371	—
1,825,000	NZD	1,236,476	USD	JPM	08/03/18	7,444	—
1,532,000	NZD	1,040,734	USD	CBK	08/03/18	3,478	—
582,000	NZD	393,662	USD	BOA	08/03/18	3,029	—
1,915,000	NZD	1,305,088	USD	CBK	08/03/18	176	—
1,600,000	NZD	1,090,416	USD	CBK	08/03/18	144	—
3,190,000	NZD	2,178,674	USD	CBK	08/03/18	—	(4,370)
7,047,000	NZD	4,798,655	USD	MSC	09/06/18	4,299	—
1,605,000	NZD	1,094,711	USD	JPM	09/06/18	—	(807)
11,365,000	PEN	3,459,665	USD	BNP	08/03/18	13,632	—

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

8,495,000	PEN	2,595,351	USD	BNP	08/03/18	$835	$—
3,905,000	PEN	1,192,694	USD	BNP	08/03/18	726	—
3,905,000	PEN	1,192,731	USD	HSBC	08/03/18	690	—
2,058,000	PEN	629,550	USD	SCB	08/03/18	—	(598)
8,500,000	PEN	2,599,388	USD	BNP	08/03/18	—	(1,674)
448,885,000	PLN	119,815,293	USD	JPM	08/03/18	3,013,927	—
4,035,000	PLN	1,071,494	USD	DEUT	08/03/18	32,611	—
9,615,000	PLN	2,615,999	USD	CBK	08/03/18	14,971	—
4,820,000	PLN	1,310,732	USD	CBK	08/03/18	8,174	—
205,697,000	PLN	56,143,076	USD	GSC	09/06/18	170,024	—
408,838,000	RUB	6,450,584	USD	BOA	08/03/18	91,172	—
405,990,000	RUB	6,405,648	USD	BCLY	08/03/18	90,537	—
405,990,000	RUB	6,427,452	USD	BCLY	08/03/18	68,733	—
163,400,000	RUB	2,592,828	USD	HSBC	08/03/18	21,711	—
937,859,000	RUB	14,986,561	USD	CBK	08/03/18	19,980	—
108,890,000	RUB	1,729,511	USD	BOA	08/03/18	12,822	—
109,640,000	RUB	1,747,390	USD	BOA	08/03/18	6,943	—
217,090,000	RUB	3,481,796	USD	GSC	08/03/18	—	(8,172)
811,735,000	RUB	12,890,821	USD	BOA	09/06/18	46,778	—
270,390,000	RUB	4,289,862	USD	CBK	09/06/18	19,669	—
6,482,000	RUB	103,564	USD	JPM	09/06/18	—	(253)
54,690,000	RUB	876,161	USD	BCLY	09/06/18	—	(4,501)
64,119,000	SEK	7,174,415	USD	CBK	08/03/18	119,298	—
32,740,000	SEK	3,649,334	USD	CBK	08/03/18	74,931	—
13,053,000	SEK	1,466,321	USD	JPM	08/03/18	18,494	—
8,951,000	SEK	1,005,821	USD	JPM	08/03/18	12,380	—
9,560,000	SEK	1,077,516	USD	JPM	08/03/18	9,960	—
5,724,000	SEK	643,627	USD	JPM	08/03/18	7,494	—
7,590,000	SEK	856,309	USD	BCLY	08/03/18	7,074	—
7,459,000	SEK	844,104	USD	JPM	08/03/18	4,378	—
1,865,000	SEK	210,297	USD	JPM	08/03/18	1,852	—
3,730,000	SEK	426,187	USD	JPM	08/03/18	—	(1,889)
69,409,000	SEK	7,929,285	USD	MSC	08/03/18	—	(33,820)
2,290,000	SGD	1,675,488	USD	JPM	08/03/18	6,708	—
1,770,000	SGD	1,299,574	USD	MSC	08/03/18	638	—
2,655,000	SGD	1,955,418	USD	CBK	08/03/18	—	(5,099)
172,057,000	THB	5,164,395	USD	JPM	08/03/18	7,407	—
172,057,000	THB	5,166,877	USD	BNP	08/03/18	4,926	—
156,190,000	THB	4,722,012	USD	JPM	08/03/18	—	(27,151)
31,105,000	TRY	6,324,083	USD	GSC	08/03/18	—	(17,049)
11,450,000	TRY	2,338,782	USD	GSC	08/03/18	—	(17,113)
23,028,000	TRY	4,705,715	USD	BCLY	08/03/18	—	(36,422)
3,970,000	TRY	854,867	USD	BCLY	08/03/18	—	(49,887)
61,880,000	TRY	12,601,209	USD	GSC	08/03/18	—	(54,055)
4,950,000	TRY	1,069,553	USD	BCLY	08/03/18	—	(65,862)
31,105,000	TRY	6,399,284	USD	GSC	08/03/18	—	(92,251)
9,920,000	TRY	2,131,853	USD	BCLY	08/03/18	—	(120,415)
29,920,000	TRY	6,257,058	USD	MSC	08/03/18	—	(190,302)
29,920,000	TRY	6,313,835	USD	MSC	08/03/18	—	(247,079)
29,920,000	TRY	6,360,950	USD	GSC	08/03/18	—	(294,194)
29,920,000	TRY	6,383,750	USD	GSC	08/03/18	—	(316,995)
58,610,000	TRY	12,678,392	USD	BCLY	08/03/18	—	(794,283)
5,498,000	TRY	1,102,770	USD	JPM	09/06/18	—	(5,171)
56,380,000	TRY	11,356,371	USD	BCLY	09/06/18	—	(100,888)
272,030,000	TWD	8,886,965	USD	BCLY	08/03/18	239	—
870,910	USD	1,165,000	AUD	GSC	08/03/18	5,353	—
1,737,992	USD	2,338,000	AUD	JPM	08/03/18	935	—
1,250,154	USD	1,692,000	AUD	JPM	08/03/18	—	(6,946)
1,248,303	USD	1,692,000	AUD	JPM	08/03/18	—	(8,797)
1,291,950	USD	1,753,000	AUD	JPM	08/03/18	—	(10,471)
1,245,485	USD	1,692,000	AUD	JPM	08/03/18	—	(11,615)
1,244,476	USD	1,692,000	AUD	JPM	08/03/18	—	(12,624)
2,156,698	USD	2,920,000	AUD	CSFB	08/03/18	—	(12,766)
2,366,888	USD	3,230,000	AUD	CBK	08/03/18	—	(32,895)
3,737,455	USD	5,090,000	AUD	CBA	08/03/18	—	(44,247)
14,887,223	USD	20,107,000	AUD	BNP	08/03/18	—	(51,613)

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

16,768,271	USD	22,662,000	AUD	GSC	08/03/18	$—	$(68,845)
12,220,713	USD	16,666,000	AUD	SSG	08/03/18	—	(161,574)
88,125,653	USD	119,350,000	AUD	HSBC	08/03/18	—	(547,449)
88,090,087	USD	119,350,000	AUD	MSC	08/03/18	—	(583,015)
87,674,253	USD	119,349,000	AUD	DEUT	08/03/18	—	(998,106)
87,674,987	USD	119,350,000	AUD	DEUT	08/03/18	—	(998,115)
40,805,268	USD	55,187,000	AUD	GSC	08/31/18	—	(203,076)
5,937,845	USD	8,019,000	AUD	BNP	09/06/18	—	(20,960)
95,655,654	USD	129,182,000	AUD	BNP	09/06/18	—	(337,653)
95,625,942	USD	129,182,000	AUD	BOA	09/06/18	—	(367,365)
191,445,691	USD	258,363,000	AUD	DEUT	09/06/18	—	(540,180)
6,401,995	USD	23,745,000	BRL	SCB	08/02/18	76,983	—
1,331,593	USD	5,000,000	BRL	BCLY	08/02/18	—	(269)
3,025,380	USD	11,360,000	BRL	DEUT	08/02/18	—	(610)
1,091,796	USD	1,422,000	CAD	CBK	08/03/18	—	(1,389)
1,305,121	USD	1,706,000	CAD	CBK	08/03/18	—	(6,394)
1,083,846	USD	1,421,000	CAD	JPM	08/03/18	—	(8,571)
1,957,467	USD	2,559,000	CAD	JPM	08/03/18	—	(9,806)
1,092,421	USD	1,435,000	CAD	GSC	08/03/18	—	(10,758)
1,079,979	USD	1,422,000	CAD	JPM	08/03/18	—	(13,206)
1,252,852	USD	1,649,000	CAD	JPM	08/03/18	—	(14,843)
1,052,748	USD	1,389,000	CAD	JPM	08/03/18	—	(15,068)
1,708,827	USD	2,243,000	CAD	JPM	08/03/18	—	(15,515)
1,080,825	USD	1,435,000	CAD	GSC	08/03/18	—	(22,354)
1,516,655	USD	2,004,000	CAD	JPM	08/03/18	—	(23,952)
2,600,175	USD	3,420,000	CAD	BNP	08/03/18	—	(29,006)
2,545,463	USD	3,364,000	CAD	JPM	08/03/18	—	(40,666)
4,445,341	USD	5,861,000	CAD	HSBC	08/03/18	—	(60,397)
587,246,123	USD	777,959,000	CAD	RBC	08/03/18	—	(10,822,407)
613,421,101	USD	798,351,000	CAD	TDB	09/06/18	—	(697,888)
1,616,886	USD	1,608,000	CHF	CBK	08/03/18	—	(7,511)
1,735,624	USD	1,738,000	CHF	JPM	08/03/18	—	(20,099)
1,103,049	USD	1,086,000	CHF	CBK	09/06/18	2,792	—
1,105,541	USD	1,090,000	CHF	MSC	09/06/18	1,232	—
609,560	USD	389,600,000	CLP	CBK	08/03/18	—	(1,376)
1,510,117	USD	992,600,000	CLP	BCLY	08/03/18	—	(46,388)
3,285,208	USD	2,132,100,000	CLP	BNP	08/03/18	—	(58,157)
611,665	USD	389,600,000	CLP	JPM	09/06/18	373	—
6,827,493	USD	44,462,000	CNH	GSC	09/19/18	301,663	—
4,102,449	USD	26,335,000	CNH	GSC	09/19/18	237,177	—
4,902,590	USD	31,831,000	CNH	GSC	09/19/18	230,653	—
3,836,116	USD	25,018,000	CNH	GSC	09/19/18	164,145	—
1,666,245	USD	11,185,000	CNH	GSC	09/19/18	24,586	—
1,878,326	USD	5,542,000,000	COP	SCB	08/03/18	—	(38,749)
1,086,431	USD	23,820,000	CZK	GSC	08/03/18	—	(2,828)
2,897,606	USD	64,460,000	CZK	GSC	08/03/18	—	(50,068)
1,091,471	USD	23,820,000	CZK	MSC	09/06/18	735	—
9,587,583	USD	61,255,000	DKK	HSBC	08/03/18	—	(26,905)
365,727,534	USD	2,338,599,000	DKK	MSC	08/03/18	—	(1,335,258)
378,499,002	USD	2,399,854,000	DKK	MSC	09/06/18	789,440	—
195,393,745	USD	1,231,430,000	DKK	GSC	11/15/18	466,726	—
6,080,604	USD	5,190,000	EUR	MSC	08/03/18	10,366	—
1,088,419	USD	924,000	EUR	SCB	08/03/18	7,706	—
21,280,699	USD	18,190,000	EUR	JPM	08/03/18	5,626	—
21,280,681	USD	18,190,000	EUR	JPM	08/03/18	5,608	—
1,083,395	USD	923,000	EUR	JPM	08/03/18	3,852	—
572,970	USD	488,000	EUR	JPM	08/03/18	2,203	—
21,578,691	USD	18,452,000	EUR	JPM	08/03/18	—	(2,818)
1,305,266	USD	1,119,000	EUR	CBK	08/03/18	—	(3,519)
1,297,366	USD	1,114,000	EUR	BCLY	08/03/18	—	(5,572)
1,942,779	USD	1,670,000	EUR	CBK	08/03/18	—	(10,457)
21,605,783	USD	18,489,000	EUR	JPM	08/03/18	—	(19,001)
2,582,870	USD	2,232,000	EUR	JPM	08/03/18	—	(27,683)
21,216,288	USD	18,190,000	EUR	JPM	08/03/18	—	(58,785)
21,520,900	USD	18,452,000	EUR	JPM	08/03/18	—	(60,610)
131,265,624	USD	112,326,000	EUR	SSG	08/03/18	—	(111,171)

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

29,936,314	USD	25,833,000	EUR	HSBC	08/03/18	$—	$(278,033)
130,879,082	USD	112,328,000	EUR	CBK	08/03/18	—	(500,053)
65,784,906	USD	54,000,000	EUR	RBS	08/15/18	2,567,066	—
48,430,316	USD	41,308,627	EUR	SSG	08/31/18	11,239	—
60,398,663	USD	51,425,000	EUR	MSC	09/06/18	96,109	—
1,526,838	USD	1,307,000	EUR	CBK	09/06/18	—	(5,790)
12,366,668	USD	9,397,000	GBP	BCLY	08/03/18	31,150	—
1,273,023	USD	963,000	GBP	JPM	08/03/18	8,886	—
2,906,890	USD	2,219,000	GBP	DEUT	08/03/18	—	(6,009)
4,243,865	USD	3,229,000	GBP	CBK	08/31/18	—	(9)
3,641,612	USD	2,776,000	GBP	DEUT	09/06/18	—	(7,776)
5,562,295	USD	1,525,970,000	HUF	CBK	08/03/18	—	(2,028)
1,072,106	USD	301,400,000	HUF	CBK	08/03/18	—	(26,924)
4,468,383	USD	64,233,000,000	IDR	JPM	08/03/18	15,334	—
4,443,269	USD	64,263,000,000	IDR	SCB	08/03/18	—	(11,859)
8,905,399	USD	128,496,000,000	IDR	GSC	09/06/18	32,775	—
1,081,355	USD	3,945,000	ILS	HSBC	08/03/18	6,875	—
10,975	USD	40,000	ILS	MSC	08/03/18	81	—
5,334,155	USD	367,710,000	INR	BNP	08/03/18	—	(25,281)
11,890,719	USD	822,267,000	INR	BCLY	08/03/18	—	(93,965)
11,865,608	USD	817,837,000	INR	BCLY	09/06/18	—	(4,865)
408,278,253	USD	45,339,300,000	JPY	ANZ	08/03/18	2,715,266	—
60,697,183	USD	6,695,045,000	JPY	JPM	08/03/18	809,570	—
42,968,381	USD	4,773,250,000	JPY	HSBC	08/03/18	271,349	—
21,497,214	USD	2,386,625,000	JPY	HSBC	08/03/18	148,698	—
17,236,852	USD	1,912,870,000	JPY	JPM	08/03/18	126,106	—
3,893,339	USD	428,900,000	JPY	JPM	08/03/18	56,801	—
3,065,801	USD	340,589,000	JPY	JPM	08/03/18	19,210	—
2,620,284	USD	291,500,000	JPY	BNP	08/03/18	12,798	—
867,343	USD	95,700,000	JPY	CIBC	08/03/18	11,300	—
1,532,032	USD	170,367,000	JPY	CBK	08/03/18	8,088	—
875,653	USD	97,354,000	JPY	JPM	08/03/18	4,815	—
437,863	USD	48,674,000	JPY	JPM	08/03/18	2,471	—
218,942	USD	24,339,000	JPY	JPM	08/03/18	1,228	—
2,165,005	USD	244,300,000	JPY	DEUT	08/03/18	—	(20,274)
3,649,727	USD	4,078,570,000	KRW	DEUT	08/03/18	3,598	—
1,078,040	USD	1,203,200,000	KRW	BCLY	08/03/18	2,412	—
217,611,305	USD	244,222,992,000	KRW	DEUT	08/03/18	—	(717,291)
218,641,891	USD	244,222,992,000	KRW	DEUT	09/06/18	144,752	—
1,949,832	USD	37,090,000	MXN	CBK	08/03/18	—	(39,241)
4,567,504	USD	87,380,000	MXN	JPM	08/03/18	—	(118,535)
2,421,634	USD	47,820,000	MXN	CBK	08/03/18	—	(142,870)
2,384,342	USD	47,270,000	MXN	JPM	08/03/18	—	(150,666)
6,470,693	USD	128,202,000	MXN	BNP	08/03/18	—	(404,560)
7,170,187	USD	141,850,000	MXN	BNP	08/03/18	—	(436,984)
6,402,353	USD	128,202,000	MXN	MSC	08/03/18	—	(472,899)
10,155,741	USD	200,322,000	MXN	RBC	08/03/18	—	(587,183)
41,297,912	USD	816,730,000	MXN	JPM	08/03/18	—	(2,501,912)
73,319,238	USD	1,374,963,000	MXN	RBC	09/06/18	10,516	—
350,026,436	USD	2,846,695,000	NOK	CBK	08/03/18	979,643	—
2,813,519	USD	22,610,000	NOK	GSC	08/03/18	41,199	—
1,304,262	USD	10,425,000	NOK	JPM	08/03/18	26,003	—
5,957,991	USD	48,448,000	NOK	MSC	08/03/18	17,552	—
1,291,844	USD	10,425,000	NOK	JPM	08/03/18	13,585	—
433,129	USD	3,475,000	NOK	JPM	08/03/18	7,043	—
858,106	USD	6,950,000	NOK	JPM	08/03/18	5,934	—
1,495,531	USD	12,162,000	NOK	JPM	08/03/18	4,290	—
214,522	USD	1,738,000	NOK	JPM	08/03/18	1,418	—
7,589,034	USD	61,887,000	NOK	JPM	08/03/18	775	—
205,595,695	USD	1,669,509,000	NOK	MSC	09/06/18	598,455	—
1,248,112	USD	1,825,000	NZD	JPM	08/03/18	4,192	—
1,256,600	USD	1,838,000	NZD	JPM	08/03/18	3,819	—
1,240,978	USD	1,825,000	NZD	JPM	08/03/18	—	(2,942)

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

4,799,007	USD	7,047,000	NZD	MSC	08/03/18	$—	$(4,229)
1,303,488	USD	1,919,000	NZD	CBK	08/03/18	—	(4,502)
1,521,117	USD	2,240,000	NZD	BCLY	08/03/18	—	(5,667)
1,955,025	USD	2,882,000	NZD	JPM	08/03/18	—	(9,347)
1,292,152	USD	1,916,000	NZD	JPM	08/03/18	—	(13,793)
2,590,775	USD	3,831,000	NZD	JPM	08/03/18	—	(20,435)
2,482,774	USD	3,676,000	NZD	JPM	08/03/18	—	(22,788)
2,748,316	USD	4,070,000	NZD	CIBC	08/03/18	—	(25,796)
2,715,379	USD	4,024,000	NZD	JPM	08/03/18	—	(27,380)
24,539,314	USD	36,082,000	NZD	SSG	08/03/18	—	(54,180)
29,431,686	USD	43,412,000	NZD	GSC	08/03/18	—	(157,936)
28,720,542	USD	42,828,000	NZD	RBS	08/03/18	—	(471,025)
182,060,507	USD	269,163,000	NZD	BOA	08/03/18	—	(1,401,012)
1,749,068	USD	2,561,000	NZD	JPM	09/06/18	3,593	—
231,176,396	USD	339,491,000	NZD	MSC	09/06/18	—	(207,113)
5,937,414	USD	19,448,000	PEN	BNP	08/03/18	—	(6,157)
2,597,395	USD	8,530,000	PEN	DEUT	08/03/18	—	(9,488)
3,112,663	USD	10,250,000	PEN	BNP	08/03/18	—	(19,875)
628,493	USD	2,058,000	PEN	SCB	09/06/18	499	—
1,310,623	USD	4,880,000	PLN	JPM	08/03/18	—	(24,700)
6,471,927	USD	23,856,000	PLN	CBK	08/03/18	—	(55,834)
6,414,248	USD	23,856,000	PLN	CBK	08/03/18	—	(113,513)
6,466,350	USD	24,074,000	PLN	CBK	08/03/18	—	(121,063)
56,117,037	USD	205,697,000	PLN	GSC	08/03/18	—	(168,207)
6,401,992	USD	24,074,000	PLN	CBK	08/03/18	—	(185,420)
43,802,114	USD	160,918,000	PLN	CBK	08/03/18	—	(230,171)
12,971,794	USD	47,697,000	PLN	CBK	09/06/18	—	(86,082)
6,546,889	USD	408,755,000	RUB	GSC	08/03/18	6,461	—
1,717,767	USD	109,250,000	RUB	CBK	08/03/18	—	(30,326)
4,277,247	USD	270,600,000	RUB	BOA	08/03/18	—	(52,584)
31,253,940	USD	1,969,092,000	RUB	BCLY	08/03/18	—	(253,206)
14,931,445	USD	937,859,000	RUB	CBK	09/06/18	—	(16,344)
1,422,593	USD	12,430,000	SEK	GSC	08/03/18	8,646	—
2,233,739	USD	19,580,000	SEK	JPM	08/03/18	6,460	—
681,192	USD	5,963,000	SEK	JPM	08/03/18	2,885	—
596,754	USD	5,225,000	SEK	JPM	08/03/18	2,395	—
1,443,414	USD	12,676,000	SEK	JPM	08/03/18	1,484	—
1,305,457	USD	11,467,000	SEK	JPM	08/03/18	1,054	—
1,273,390	USD	11,188,000	SEK	JPM	08/03/18	724	—
1,304,399	USD	11,467,000	SEK	JPM	08/03/18	—	(4)
1,304,084	USD	11,467,000	SEK	JPM	08/03/18	—	(318)
741,922	USD	6,527,000	SEK	JPM	08/03/18	—	(542)
1,739,355	USD	15,297,000	SEK	CBK	08/03/18	—	(721)
1,267,548	USD	11,188,000	SEK	JPM	08/03/18	—	(5,118)
1,264,278	USD	11,188,000	SEK	JPM	08/03/18	—	(8,388)
1,262,992	USD	11,188,000	SEK	JPM	08/03/18	—	(9,674)
832,026	USD	7,451,000	SEK	JPM	08/03/18	—	(15,545)
1,248,531	USD	11,188,000	SEK	JPM	08/03/18	—	(24,135)
5,450,268	USD	48,710,000	SEK	CBK	08/03/18	—	(90,629)
7,949,469	USD	69,409,000	SEK	MSC	09/06/18	33,051	—
8,448,065	USD	11,480,000	SGD	BCLY	08/03/18	15,047	—
4,084,050	USD	5,551,000	SGD	BCLY	08/03/18	6,377	—
8,218,904	USD	11,184,000	SGD	SSG	08/03/18	3,323	—
1,737,082	USD	2,365,000	SGD	SCB	08/03/18	—	(208)
4,097,188	USD	5,586,000	SGD	BCLY	08/03/18	—	(6,195)
10,603,933	USD	14,493,000	SGD	BNP	08/03/18	—	(42,385)
143,903,208	USD	196,189,000	SGD	CBK	08/03/18	—	(213,985)
13,173,542	USD	436,064,000	THB	SSG	08/03/18	66,044	—
861,464	USD	28,480,000	THB	JPM	08/03/18	5,393	—
1,079,124	USD	35,760,000	THB	JPM	08/03/18	4,226	—
5,169,516	USD	172,057,000	THB	BNP	09/06/18	—	(6,438)
5,165,791	USD	172,057,000	THB	JPM	09/06/18	—	(10,163)
6,425,535	USD	29,925,000	TRY	BCLY	08/03/18	357,765	—
6,400,385	USD	29,925,000	TRY	GSC	08/03/18	332,615	—
3,307,068	USD	15,288,000	TRY	BCLY	08/03/18	207,183	—
6,508,305	USD	31,111,000	TRY	HSBC	08/03/18	200,055	—

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

6,485,377	USD	31,111,000	TRY	GSC	08/03/18	$177,127	$—
3,332,841	USD	15,785,000	TRY	MSC	08/03/18	132,181	—
6,388,000	USD	30,939,000	TRY	GSC	08/03/18	114,626	—
6,372,081	USD	30,939,000	TRY	GSC	08/03/18	98,706	—
6,401,598	USD	31,111,000	TRY	JPM	08/03/18	93,348	—
11,521,114	USD	56,380,000	TRY	BCLY	08/03/18	89,173	—
6,353,330	USD	30,939,000	TRY	JPM	08/03/18	79,955	—
2,375,454	USD	11,520,000	TRY	GSC	08/03/18	39,590	—
545,456	USD	2,681,000	TRY	JPM	08/03/18	1,841	—
1,088,024	USD	5,363,000	TRY	JPM	08/03/18	590	—
541,093	USD	2,681,000	TRY	JPM	08/03/18	—	(2,523)
12,484,162	USD	61,878,000	TRY	GSC	09/06/18	131,079	—
4,638,427	USD	23,028,000	TRY	BCLY	09/06/18	41,207	—
8,906,460	USD	272,030,000	TWD	BCLY	08/03/18	19,256	—
8,901,942	USD	272,030,000	TWD	BCLY	09/06/18	—	(2,768)
1,094,711	USD	14,440,000	ZAR	MSC	08/03/18	—	(1,446)
1,079,248	USD	14,410,000	ZAR	GSC	08/03/18	—	(14,632)
1,064,689	USD	14,370,000	ZAR	BCLY	08/03/18	—	(26,155)
1,732,895	USD	23,240,000	ZAR	GSC	08/03/18	—	(31,281)
1,740,010	USD	23,360,000	ZAR	BCLY	08/03/18	—	(33,275)
1,076,600	USD	14,820,000	ZAR	BCLY	08/03/18	—	(48,404)
1,696,963	USD	23,360,000	ZAR	GSC	08/03/18	—	(76,322)
6,404,639	USD	85,883,000	ZAR	GSC	08/03/18	—	(114,841)
6,403,556	USD	85,883,000	ZAR	GSC	08/03/18	—	(115,924)
4,061,842	USD	55,934,000	ZAR	BCLY	08/03/18	—	(184,174)
6,299,795	USD	87,540,000	ZAR	BCLY	08/03/18	—	(345,470)
87,540,000	ZAR	6,236,731	USD	GSC	08/03/18	408,534	—
110,653,000	ZAR	8,035,452	USD	BCLY	08/03/18	364,348	—
171,765,000	ZAR	12,706,861	USD	GSC	08/03/18	332,023	—
17,970,000	ZAR	1,294,948	USD	CBK	08/03/18	69,176	—
49,150,000	ZAR	3,692,928	USD	JPM	08/03/18	38,107	—
17,520,000	ZAR	1,293,395	USD	GSC	08/03/18	36,569	—
Total						$24,049,968	$(45,143,847)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
MTA	Monthly Treasury Average Index

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind
STIBOR	Stockholm Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

The Hartford World Bond Fund

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Utilities	$472,820	$—	$472,820	$—
Asset & Commercial Mortgage Backed Securities	275,437,398	—	275,437,398	—
Corporate Bonds	486,177,501	—	486,177,501	—
Escrows	9,980	—	9,980	—
Foreign Government Obligations	2,490,585,781	—	2,490,585,781	—
Senior Floating Rate Interests	127,723,305	—	127,723,305	—
U.S. Government Agencies	29,149,160	—	29,149,160	—
U.S. Government Securities	521,928,733	—	521,928,733	—
Convertible Bonds	11,209,406	—	11,209,406	—
Preferred Stocks	560,627	560,627	—	—
Short-Term Investments	448,056,489	384,902,689	63,153,800	—
Purchased Options	3,713,112	—	3,713,112	—
Foreign Currency Contracts(2)	24,049,968	—	24,049,968	—
Futures Contracts(2)	6,370,736	6,370,736	—	—
Swaps - Credit Default(2)	272,476	—	272,476	—
Swaps - Interest Rate(2)	7,237,254	—	7,237,254	—

Total	$4,432,954,746	$391,834,052	$4,041,120,694	$—

Liabilities
Foreign Currency Contracts(2)	$(45,143,847)	$—	$(45,143,847)	$—
Futures Contracts(2)	(819,275)	(819,275)	—	—
Swaps - Credit Default(2)	(1,468,824)	—	(1,468,824)	—
Swaps - Interest Rate(2)	(2,765,957)	—	(2,765,957)	—
Written Options	(2,674)	—	(2,674)	—

Total	$(50,200,577)	$(819,275)	$(49,381,302)	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedule of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has approved procedures that govern the valuation of portfolio investments, including in circumstances where market quotes are not readily available. The Board of Directors has delegated the day-to-day responsibility for implementing these procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At July 31, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non - Cash Collateral(1)
Balanced Fund	$2,987,514	$3,056,643	$—
Balanced Income Fund	38,593,637	39,494,880	—
Capital Appreciation Fund	39,363,478	40,534,661	505,599(2)
Emerging Markets Local Debt Fund	474,820	485,973	—
Environmental Opportunities Fund	694,246	56,240	673,513(2)
Global All-Asset Fund (consolidated)	1,496,556	1,106,757	472,493(2)
Global Capital Appreciation Fund	8,161,038	6,861,674	1,670,285(2)
Global Real Asset Fund (consolidated)	2,955,152	3,014,162	139,843(2)
Healthcare Fund	30,476,568	31,363,203	4,011(2)
International Equity Fund	5,200,250	5,193,151	375,800(2)
International Growth Fund	7,908,668	8,304,758	—
International Opportunities Fund	52,940,917	45,723,829	9,740,134(2)
International Small Company Fund	10,488,130	6,607,906	4,449,154(2)
International Value Fund	29,032,500	31,033,404	242,703(2)
Long/Short Global Equity Fund	681,335	726,231	—
MidCap Fund	66,425,550	55,239,263	13,443,179(2)
MidCap Value Fund	7,392,571	7,595,461	—
Multi-Asset Income Fund	3,972,602	4,078,216	15,617(2)

Real Total Return Fund	$ 556,156	$ 575,000	$ —
Short Duration Fund	1,434,844	1,465,000	—
Small Cap Core Fund	3,407,241	3,506,471	—
Small Company Fund	5,615,467	5,758,449	—
Strategic Income Fund	4,846,783	4,947,995	—
Total Return Bond Fund	13,757,447	14,059,435	—
World Bond Fund	27,405,350	28,053,463	—

(1)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.
(2)	U.S. Government securities

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2018.

Balanced Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$3,056,643	$—	$—	$—	$3,056,643
Total Borrowings	$3,056,643	$—	$—	$—	$3,056,643
Gross amount of recognized liabilities for securities lending transactions					$3,056,643

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Balanced Income Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$39,494,880	$—	$—	$—	$39,494,880
Total Borrowings	$39,494,880	$—	$—	$—	$39,494,880
Gross amount of recognized liabilities for securities lending transactions					$39,494,880

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Capital Appreciation Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$40,534,661	$—	$—	$—	$40,534,661
Total Borrowings	$40,534,661	$—	$—	$—	$40,534,661
Gross amount of recognized liabilities for securities lending transactions					$40,534,661

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Emerging Markets Local Debt Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$485,973	$—	$—	$—	$485,973
Total Borrowings	$485,973	$—	$—	$—	$485,973
Gross amount of recognized liabilities for securities lending transactions					$485,973

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Environmental Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$56,240	$—	$—	$—	$56,240
Total Borrowings	$56,240	$—	$—	$—	$56,240
Gross amount of recognized liabilities for securities lending transactions					$56,240

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Global All-Asset Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,106,757	$—	$—	$—	$1,106,757
Total Borrowings	$1,106,757	$—	$—	$—	$1,106,757
Gross amount of recognized liabilities for securities lending transactions					$1,106,757

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Global Capital Appreciation Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,861,674	$—	$—	$—	$6,861,674
Total Borrowings	$6,861,674	$—	$—	$—	$6,861,674
Gross amount of recognized liabilities for securities lending transactions					$6,861,674

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Global Real Asset Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,014,162	$—	$—	$—	$3,014,162
Total Borrowings	$3,014,162	$—	$—	$—	$3,014,162
Gross amount of recognized liabilities for securities lending transactions					$3,014,162

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Healthcare Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$31,363,203	$—	$—	$—	$31,363,203
Total Borrowings	$31,363,203	$—	$—	$—	$31,363,203
Gross amount of recognized liabilities for securities lending transactions					$31,363,203

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Equity Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$5,193,151	$—	$—	$—	$5,193,151
Total Borrowings	$5,193,151	$—	$—	$—	$5,193,151
Gross amount of recognized liabilities for securities lending transactions					$5,193,151

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Growth Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$8,304,758	$—	$—	$—	$8,304,758
Total Borrowings	$8,304,758	$—	$—	$—	$8,304,758
Gross amount of recognized liabilities for securities lending transactions					$8,304,758

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$45,723,829	$—	$—	$—	$45,723,829
Total Borrowings	$45,723,829	$—	$—	$—	$45,723,829
Gross amount of recognized liabilities for securities lending transactions					$45,723,829

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Small Company Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,607,906	$—	$—	$—	$6,607,906
Total Borrowings	$6,607,906	$—	$—	$—	$6,607,906
Gross amount of recognized liabilities for securities lending transactions					$6,607,906

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Value Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$31,033,404	$—	$—	$—	$31,033,404
Total Borrowings	$31,033,404	$—	$—	$—	$31,033,404
Gross amount of recognized liabilities for securities lending transactions					$31,033,404

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Long/Short Global Equity Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$153,323	$—	$—	$—	$153,323
Exchange-Traded Funds	572,908	—	—	—	572,908
Total	$726,231	$—	$—	$—	$726,231
Total Borrowings	$726,231	$—	$—	$—	$726,231
Gross amount of recognized liabilities for securities lending transactions					$726,231

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

MidCap Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$55,239,263	$—	$—	$—	$55,239,263
Total Borrowings	$55,239,263	$—	$—	$—	$55,239,263
Gross amount of recognized liabilities for securities lending transactions					$55,239,263

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

MidCap Value Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,595,461	$—	$—	$—	$7,595,461
Total Borrowings	$7,595,461	$—	$—	$—	$7,595,461
Gross amount of recognized liabilities for securities lending transactions					$7,595,461

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multi-Asset Income Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,795	$—	$—	$—	$2,795
Convertible Bonds	2,183	—	—	—	2,183
Corporate Bonds	6,528	—	—	—	6,528
Exchange-Traded Funds	4,066,710	—	—	—	4,066,710
Total	$4,078,216	$—	$—	$—	$4,078,216
Total Borrowings	$4,078,216	$—	$—	$—	$4,078,216
Gross amount of recognized liabilities for securities lending transactions					$4,078,216

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Real Total Return Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$575,000	$—	$—	$—	$575,000
Total Borrowings	$575,000	$—	$—	$—	$575,000
Gross amount of recognized liabilities for securities lending transactions					$575,000

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Short Duration Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$1,465,000	$—	$—	$—	$1,465,000
Total Borrowings	$1,465,000	$—	$—	$—	$1,465,000
Gross amount of recognized liabilities for securities lending transactions					$1,465,000

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Cap Core Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,506,471	$—	$—	$—	$3,506,471
Total Borrowings	$3,506,471	$—	$—	$—	$3,506,471
Gross amount of recognized liabilities for securities lending transactions					$3,506,471

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Company Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$28,186	$—	$—	$—	$28,186
Exchange-Traded Funds	5,730,263	—	—	—	5,730,263
Total	$5,758,449	$—	$—	$—	$5,758,449
Total Borrowings	$5,758,449	$—	$—	$—	$5,758,449
Gross amount of recognized liabilities for securities lending transactions					$5,758,449

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Strategic Income Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$4,947,995	$—	$—	$—	$4,947,995
Total Borrowings	$4,947,995	$—	$—	$—	$4,947,995
Gross amount of recognized liabilities for securities lending transactions					$4,947,995

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Total Return Bond Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Asset & Commercial Mortgage Backed Securities	$1,456,287	$—	$—	$—	$1,456,287
Corporate Bonds	12,603,148	—	—	—	12,603,148
Total	$14,059,435	$—	$—	$—	$14,059,435
Total Borrowings	$14,059,435	$—	$—	$—	$14,059,435
Gross amount of recognized liabilities for securities lending transactions					$14,059,435

World Bond Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Convertible Bonds	$802,597	$—	$—	$—	$802,597
Corporate Bonds	27,250,866	—	—	—	27,250,866
Total	$28,053,463	$—	$—	$—	$28,053,463
Total Borrowings	$28,053,463	$—	$—	$—	$28,053,463
Gross amount of recognized liabilities for securities lending transactions					$28,053,463

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Global Impact Fund is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty-two series as of July 31, 2018.

Hartford Global Impact Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of July 31, 2018, Hartford Global Impact Fund owned approximately 83.8% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. Hartford Global Impact Fund has the same investment objective and limitations as the Master Portfolio in which it invests. Hartford Global Impact Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. Investment in the Master Portfolio is valued daily based on Hartford Global Impact Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. The Master Portfolio’s Schedule of Investments is included herein.

Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s Schedule of Investments.

Global Impact Master Portfolio

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Australia - 1.8%
41,140	SEEK Ltd.	$654,381

	Bangladesh-3.1%
243,511	GrameenPhone Ltd.	1,134,611

	Brazil - 6.8%
17,500	Hapvida Participacoes e Investimentos S.A.*(1)	131,298
247,075	Kroton Educacional S.A.	743,865
232,974	MRV Engenharia e Participacoes S.A.	819,968
30,538	Pagseguro Digital Ltd. Class A*	822,083

		2,517,214

	China - 4.7%
2,612,995	CT Environmental Group Ltd.	326,650
2,363,162	Huaneng Renewables Corp. Ltd. Class H	879,313
30,494	Sunny Optical Technology Group Co., Ltd.	505,792

		1,711,755

	Denmark - 1.8%
10,300	Vestas Wind Systems A/S	664,655

	France - 3.6%
7,164	Kaufman & Broad S.A.	366,164
9,034	Nexity S.A.	555,882
28,101	Suez	397,515

		1,319,561

	Germany - 1.4%
4,680	LEG Immobilien AG	526,387

	Hong Kong - 2.8%
1,216,431	Canvest Environmental Protection Group Co., Ltd.	667,956
264,097	China Water Affairs Group Ltd.	346,663

		1,014,619

	India - 7.8%
31,667	Bharat Financial Inclusion Ltd.*	562,505
52,004	Indiabulls Housing Finance Ltd.	986,534
42,094	Repco Home Finance Ltd.	369,263
38,458	Shriram Transport Finance Co., Ltd.	776,229
247,976	Vakrangee Ltd.	173,876

		2,868,407

	Israel - 1.5%
23,068	Teva Pharmaceutical Industries Ltd.	551,567

	Japan - 1.4%
3,522	Eisai Co., Ltd.	303,217
5,395	Katitas Co., Ltd.	198,408

		501,625

	Kenya - 3.0%
4,012,115	Safaricom plc	1,116,319

	Luxembourg - 2.5%
846	Eurofins Scientific SE	461,138
7,399	Millicom International Cellular S.A.	473,978

		935,116

	Netherlands - 6.1%
19,723	Basic-Fit N.V.*(1)	643,460
12,693	Corbion N.V.	434,593
12,496	Koninklijke Philips N.V.	548,569
22,831	Philips Lighting N.V.(1)	632,198

		2,258,820

	South Africa - 1.2%
47,525	Net 1 UEPS Technologies, Inc.*	443,883

Global Impact Master Portfolio

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	South Korea - 1.7%
3,095	Samsung SDI Co., Ltd.		$635,880

	Spain - 1.6%
6,795	Acciona S.A.		583,490

	Switzerland - 1.8%
10,105	Landis+Gyr Group AG*(2)		644,856

	United Kingdom - 7.1%
18,176	Genus plc		684,539
11,062	Hikma Pharmaceuticals plc		238,042
125,550	PureCircle Ltd.*		650,923
23,119	Smith & Nephew plc		400,283
98,480	Sophos Group plc(1)		623,733

			2,597,520

	United States - 37.8%
16,305	Advanced Drainage Systems, Inc.		455,725
6,117	Aimmune Therapeutics, Inc.*		176,904
3,949	Alkermes plc*		173,164
2,442	athenahealth, Inc.*		368,034
21,989	Avangrid, Inc.		1,100,769
1,327	Bright Horizons Family Solutions, Inc.*		141,976
11,747	Clean Harbors, Inc.*		668,757
42,614	Covanta Holding Corp.		767,052
5,829	First Solar, Inc.*		305,148
4,262	Global Blood Therapeutics, Inc.*		178,152
49,862	Invitae Corp.*		440,780
13,566	Itron, Inc.*		830,239
23,403	Johnson Controls International plc		877,846
67,057	Laureate Education, Inc. Class A*		993,114
41,488	Nuance Communications, Inc.*		612,778
38,457	Pattern Energy Group, Inc. Class A		714,146
15,429	Rapid7, Inc.*		429,080
19,098	Sprouts Farmers Market, Inc.*		410,416
3,668	Square, Inc. Class A*		237,136
22,881	Stratasys Ltd.*(2)		444,349
3,382	Teladoc, Inc.*(2)		202,413
1,413	Tesla, Inc.*(2)		421,272
1,777	Thermo Fisher Scientific, Inc.		416,760
5,605	Ubiquiti Networks, Inc.*(2)		462,861
3,701	Watts Water Technologies, Inc. Class A		316,621
9,067	Xylem, Inc.		694,169
12,429	Zoetis, Inc.		1,074,860

			13,914,521

	Total Common Stocks (cost $36,618,713)		$36,595,187

	Total Long-Term Investments (cost $36,618,713)		$36,595,187

Short-Term Investments - 4.4%
	Other Investment Pools & Funds - 0.3%
120,098	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(3)		$120,098

	Securities Lending Collateral - 4.1%
75,665	Citibank NA DDCA, 1.91%, 8/1/2018(3)		75,665
777,897	Goldman Sachs Financial Sq, Government Institutional Fund, 1.81%(3)		777,897
311,601	Invesco Government & Agency Portfolio, 1.81%(3)		311,600
160,620	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(3)		160,620
187,517	Western Asset Institutional Government Class A Fund, 1.76%(3)		187,517

			1,513,299

	Total Short-Term Investments (cost $1,633,397)		$1,633,397

	Total Investments (cost $38,252,110)	103.9%	$38,228,584
	Other Assets and Liabilities	(3.9)%	(1,447,761)

	Total Net Assets	100.0%	$36,780,823

Global Impact Master Portfolio

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $2,030,689, which represented 5.5% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at July 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
22,130,000	INR	321,284	USD	BOA	10/23/18	$—	$(1,866)
47,620,000	INR	698,343	USD	SCB	10/23/18	—	(11,010)
729,279	USD	2,710,000	BRL	SCB	09/05/18	10,308	—
1,043,849	USD	69,750,000	INR	SCB	10/23/18	37,099	—
Total						$47,407	$(12,876)

† For information regarding the Master Portfolio’s significant accounting policies, please refer to the Master Portfolio’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Counterparty Abbreviations:
BOA	Banc of America Securities LLC
SCB	Standard Chartered Bank
Currency Abbreviations:
BRL	Brazilian Real
INR	Indian Rupee
USD	United States Dollar
Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account

Global Impact Master Portfolio

Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Master Portfolio’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$654,381	$—	$654,381	$—
Bangladesh	1,134,611	1,134,611	—	—
Brazil	2,517,214	2,517,214	—	—
China	1,711,755	—	1,711,755	—
Denmark	664,655	—	664,655	—
France	1,319,561	—	1,319,561	—
Germany	526,387	—	526,387	—
Hong Kong	1,014,619	667,956	346,663	—
India	2,868,407	—	2,868,407	—
Israel	551,567	—	551,567	—
Japan	501,625	—	501,625	—
Kenya	1,116,319	—	1,116,319	—
Luxembourg	935,116	—	935,116	—
Netherlands	2,258,820	643,460	1,615,360	—
South Africa	443,883	443,883	—	—
South Korea	635,880	—	635,880	—
Spain	583,490	—	583,490	—
Switzerland	644,856	—	644,856	—
United Kingdom	2,597,520	650,923	1,946,597	—
United States	13,914,521	13,914,521	—	—
Short-Term Investments	1,633,397	1,633,397	—	—
Foreign Currency Contracts(2)	47,407	—	47,407	—

Total	$38,275,991	$21,605,965	$16,670,026	$—

Liabilities
Foreign Currency Contracts(2)	$(12,876)	$—	$(12,876)	$—

Total	$(12,876)	$—	$(12,876)	$—

(1) For the period ended July 31, 2018, investments valued at $1,769,042 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in or out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Funds Master Fund (the “Trust”)

Notes to the Schedule of Investments

1.	Investment Valuation and Fair Value Measurements:

All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Global Impact Master Portfolio (“Master Portfolio”) may deviate from this calculation time under unusual or unexpected circumstances. Portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees of the Trust in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause net asset value (NAV) of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by the Master Portfolio are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Master Portfolio may use fair valuation in regard to fixed income positions when the Master Portfolio holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has approved procedures that govern the valuation of portfolio investments, including in circumstances where market quotes are not readily available. The Board of Trustees has delegated the day-to-day responsibility for implementing these procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees of the Trust.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Master Portfolio’s Schedule of Investments.

For information regarding the Master Portfolio’s other significant accounting policies, please refer to the Master Portfolio’s most recent Shareholder Report.

2. Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At July 31, 2018, the Master Portfolio had securities on loan at value, cash collateral and non-cash collateral as follows:

Market Value of Securities on Loan	Cash Collateral	Non - Cash Collateral(1)
$ 1,586,741	$1,513,299	$119,297(2)

(1)	These securities are held for the benefit of the Master Portfolio at the Master Portfolio’s custodian. The Master Portfolio cannot repledge or resell this collateral.
(2)	U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2018.

Master Portfolio

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,513,299	$—	$—	$—	$1,513,299
Total Borrowings	$1,513,299	$—	$—	$—	$1,513,299
Gross amount of recognized liabilities for securities lending transactions					$1,513,299

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: October 1, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 1, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: October 1, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)